UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 to September 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2020
Classes A, C, I, P, P2, P3, R, R6 and W
Fixed-Income Funds
■
Voya GNMA Income Fund

■
Voya High Yield Bond Fund

■
Voya Intermediate Bond Fund

■
Voya Short Term Bond Fund

■
Voya Strategic Income Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holding is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Signs of Hope Amid Gusting Market Winds
Dear Shareholder,
After five straight months of gains, stock markets felt the pull of gravity in September as coronavirus cases resurged and confidence in the economic outlook faltered. Nevertheless, strong gains in earlier months offset the September downdraft; as a result, the S&P 500® Index(1) gained more than 31% for the six-month period ended September 30, 2020. Expectations for further fiscal stimulus, optimism about progress in developing a coronavirus vaccine, positive economic momentum and better-than-expected corporate earnings were among the widely cited market drivers during the period. Also undergirding sentiment was the U.S. Federal Reserve Board’s (“Fed”) decision to cease pre-emptively raising interest rates to forestall inflation; a policy shift that we think is likely to keep rates low — and supportive of equities — for a long time.
The economy continues to recover, albeit more slowly than before, with the pandemic intensifying — and flu season imminent — the question arises whether the recovery is sustainable. The Fed appears committed to providing economic and financial market stability; but in our opinion monetary policy alone cannot sustain the momentum — fiscal stimulus also is needed,and we believe will be key to the re-acceleration of consumer spending and industrial production.
As of this writing, in our view market participants seem to expect another round of coronavirus relief, although the persistent stalemate in Congress makes a delivery date hard to predict. Development and distribution of an effective vaccine against COVID-19 remains a more distant milestone, potentially in the latter half of 2021. In the meantime, Voya continues to emphasize clear-eyed assessment of heightened economic and market uncertainties.
While we strive to be humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We remain convinced that diversifying portfolios as broadly as possible offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss them thoroughly with your financial advisor before making any shifts of your portfolio strategy.
We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

PRESIDENT’S LETTER

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

shareholder expense examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*
Voya GNMA Income Fund
Class A	$1,000.00	$1,009.20	0.84%	$4.23	$1,000.00	$1,020.86	0.84%	$4.26
Class C	1,000.00	1,005.40	1.59	7.99	1,000.00	1,017.10	1.59	8.04
Class I	1,000.00	1,010.40	0.54	2.72	1,000.00	1,022.36	0.54	2.74
Class P(1)	1,000.00	1,004.40	0.15	0.54	1,000.00	1,017.41	0.15	0.54
Class R6(2)	1,000.00	1,001.90	0.48	0.80	1,000.00	1,007.55	0.48	0.81
Class W	1,000.00	1,011.40	0.59	2.97	1,000.00	1,022.11	0.59	2.99
Voya High Yield Bond Fund
Class A	$1,000.00	$1,128.70	1.06%	$5.66	$1,000.00	$1,019.75	1.06%	$5.37
Class C	1,000.00	1,124.50	1.81	9.64	1,000.00	1,015.99	1.81	9.15
Class I	1,000.00	1,130.80	0.71	3.79	1,000.00	1,021.51	0.71	3.60
Class P	1,000.00	1,134.30	0.06	0.32	1,000.00	1,024.77	0.06	0.30
Class P3	1,000.00	1,136.10	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,127.10	1.31	6.99	1,000.00	1,018.50	1.31	6.63
Class R6	1,000.00	1,132.40	0.65	3.47	1,000.00	1,021.81	0.65	3.29
Class W	1,000.00	1,131.40	0.81	4.33	1,000.00	1,021.01	0.81	4.10

shareholder expense examples (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*
Voya Intermediate Bond Fund
Class A	$1,000.00	$1,077.30	0.71%	$3.70	$1,000.00	$1,021.51	0.71%	$3.60
Class C	1,000.00	1,073.50	1.46	7.59	1,000.00	1,017.75	1.46	7.38
Class I	1,000.00	1,080.10	0.35	1.83	1,000.00	1,023.31	0.35	1.78
Class P3	1,000.00	1,080.90	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,075.90	0.96	5.00	1,000.00	1,020.26	0.96	4.86
Class R6	1,000.00	1,079.20	0.30	1.56	1,000.00	1,023.56	0.30	1.52
Class W	1,000.00	1,078.70	0.46	2.40	1,000.00	1,022.76	0.46	2.33
Voya Short Term Bond Fund
Class A	$1,000.00	$1,051.70	0.61%	$3.14	$1,000.00	$1,022.01	0.61%	$3.09
Class C	1,000.00	1,047.80	1.36	6.98	1,000.00	1,018.25	1.36	6.88
Class I	1,000.00	1,054.40	0.36	1.85	1,000.00	1,023.26	0.36	1.83
Class P2	1,000.00	1,055.00	0.16	0.82	1,000.00	1,024.27	0.16	0.81
Class P3	1,000.00	1,056.00	0.01	0.05	1,000.00	1,025.02	0.01	0.05
Class R	1,000.00	1,051.30	0.86	4.42	1,000.00	1,020.76	0.86	4.36
Class R6	1,000.00	1,053.40	0.31	1.60	1,000.00	1,023.51	0.31	1.57
Class W	1,000.00	1,054.00	0.36	1.85	1,000.00	1,023.26	0.36	1.83
Voya Strategic Income Opportunities Fund
Class A	$1,000.00	$1,096.00	0.88%	$4.62	$1,000.00	$1,020.66	0.88%	$4.46
Class C	1,000.00	1,093.20	1.63	8.55	1,000.00	1,016.90	1.63	8.24
Class I	1,000.00	1,098.80	0.63	3.31	1,000.00	1,021.91	0.63	3.19
Class P	1,000.00	1,101.10	0.07	0.37	1,000.00	1,024.72	0.07	0.36
Class P3	1,000.00	1,101.20	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	1,095.40	1.13	5.94	1,000.00	1,019.40	1.13	5.72
Class R6	1,000.00	1,099.40	0.57	3.00	1,000.00	1,022.21	0.57	2.89
Class W	1,000.00	1,098.70	0.63	3.31	1,000.00	1,021.91	0.63	3.19

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 22, 2020. Expenses paid for the actual Fund’s return reflect the 131-day period ended September 30, 2020.

(2)
Commencement of operations was July 31, 2020. Expenses paid for the actual Fund’s return reflect the 61-day period ended September 30, 2020.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,870,845,733	$838,392,473	$9,649,268,328
Short-term investments at fair value†	325,790,894	80,459,616	421,948,159
Cash	25,468	215,320	1,671,039
Cash collateral for futures	6,418,569	—	20,137,433
Cash pledged for centrally cleared swaps (Note 2)	—	—	3,500,000
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	460,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	—	27,000
Foreign currencies at value‡	—	—	4,876,559
Receivables:
Investment securities sold	—	1,788,275	16,122,295
Investment securities sold on a delayed-delivery or when-issued basis	263,727,396	—	164,989,355
Fund shares sold	6,416,391	775,794	44,839,242
Dividends	—	353	450
Interest	3,515,938	12,444,055	53,287,987
Foreign tax reclaims	—	—	97,295
Unrealized appreciation on forward foreign currency contracts	—	—	2,297,958
Prepaid expenses	105,554	54,850	166,179
Reimbursement due from Investment Adviser	23,090	5,983	7,585
Other assets	44,643	18,484	156,240
Total assets	2,476,913,676	934,155,203	10,383,853,104
LIABILITIES:
Income distribution payable	510,709	45,073	2,548,389
Payable for investment securities purchased	1,946,414	29,724,956	169,522,316
Payable for investment securities purchased on a delayed-delivery or when-issued basis	815,890,277	—	246,824,973
Payable for fund shares redeemed	11,995,707	1,748,629	9,894,552
Payable upon receipt of securities loaned	—	33,672,024	161,465,675
Unrealized depreciation on forward foreign currency contracts	—	—	941,977
Variation margin payable on centrally cleared swaps	—	—	136,887
Cash received as collateral for OTC derivatives (Note 2)	—	—	4,390,000
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	953,080	—	104,021
Payable for investment management fees	587,256	269,999	2,162,601
Payable for distribution and shareholder service fees	159,636	19,201	199,505
Payable to trustees under the deferred compensation plan (Note 6)	44,643	18,484	156,240
Payable for trustee fees	7,183	3,574	45,301
Other accrued expenses and liabilities	588,587	237,382	1,847,735
Total liabilities	832,683,492	65,739,322	600,240,172
NET ASSETS	$1,644,230,184	$868,415,881	$9,783,612,932
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,645,579,768	$868,660,365	$9,297,509,830
Total distributable earnings (loss)	(1,349,584)	(244,484)	486,103,102
NET ASSETS	$1,644,230,184	$868,415,881	$9,783,612,932
+ Including securities loaned at value	$—	$32,870,038	$157,735,074
* Cost of investments in securities	$1,827,387,960	$805,603,478	$9,326,772,841
† Cost of short-term investments	$325,787,500	$80,459,182	$421,948,974
‡ Cost of foreign currencies	$—	$—	$4,988,053
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited) (continued)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
Class A
Net assets	$585,665,348	$48,875,892	$483,169,906
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	68,449,527	6,330,794	45,082,373
Net asset value and redemption price per share†	$8.56	$7.72	$10.72
Maximum offering price per share (2.50%)(1)	$8.78	$7.92	$10.99
Class C
Net assets	$48,520,427	$10,475,740	$24,924,784
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,700,004	1,357,334	2,328,956
Net asset value and redemption price per share†	$8.51	$7.72	$10.70
Class I
Net assets	$808,111,679	$95,819,016	$5,997,728,260
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	94,359,209	12,429,210	559,709,942
Net asset value and redemption price per share	$8.56	$7.71	$10.72
Class P
Net assets	$33,133	$308,756,818	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	3,872	39,980,932	n/a
Net asset value and redemption price per share	$8.56	$7.72	n/a
Class P3
Net assets	n/a	$7,285,254	$30,523,214
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	942,364	2,846,981
Net asset value and redemption price per share	n/a	$7.73	$10.72
Class R
Net assets	n/a	$731,984	$190,258,546
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	94,696	17,729,489
Net asset value and redemption price per share	n/a	$7.73	$10.73
Class R6
Net assets	$35,395,146	$239,721,514	$2,802,175,181
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,133,517	31,015,787	261,392,256
Net asset value and redemption price per share	$8.56	$7.73	$10.72
Class W
Net assets	$166,504,451	$156,749,663	$254,833,041
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	19,416,408	20,264,465	23,791,425
Net asset value and redemption price per share	$8.58	$7.74	$10.71

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$199,701,608	$2,448,060,091
Short-term investments at fair value†	5,064,727	41,502,507
Cash	4,188	236,814
Cash collateral for futures	132,166	7,191,887
Cash pledged for centrally cleared swaps (Note 2)	—	1,311,846
Cash pledged as collateral for OTC derivatives (Note 2)	—	5,380,000
Foreign currencies at value‡	—	3,279,489
Receivables:
Investment securities sold	279,759	11,532,952
Fund shares sold	59,267	9,884,979
Dividends	163	935
Interest	1,008,844	15,426,058
Unrealized appreciation on forward foreign currency contracts	—	16,118,840
Prepaid expenses	44,434	294,856
Reimbursement due from Investment Adviser	25,336	566
Other assets	4,375	21,076
Total assets	206,324,867	2,560,242,896
LIABILITIES:
Income distribution payable	702	851,554
Payable for investment securities purchased	2,778,711	9,207,532
Payable for fund shares redeemed	40,213	17,592,014
Payable upon receipt of securities loaned	370,727	6,463,291
Unrealized depreciation on forward foreign currency contracts	—	16,340,216
Variation margin payable on centrally cleared swaps	—	40,074
Cash received as collateral for OTC derivatives (Note 2)	—	3,140,000
Payable for investment management fees	41,960	1,038,472
Payable for distribution and shareholder service fees	4,486	86,842
Payable to trustees under the deferred compensation plan (Note 6)	4,375	21,076
Payable for trustee fees	930	12,935
Unfunded loan commitments (Note 10)	—	25,932
Other accrued expenses and liabilities	27,812	48,509
Written options, at fair value^	—	348,402
Total liabilities	3,269,916	55,216,849
NET ASSETS	$203,054,951	$2,505,026,047
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$204,961,879	$2,640,645,823
Total distributable loss	(1,906,928)	(135,619,776)
NET ASSETS	$203,054,951	$2,505,026,047
+ Including securities loaned at value	$360,957	$6,266,988
* Cost of investments in securities	$198,453,684	$2,484,108,209
† Cost of short-term investments	$5,064,727	$41,502,507
‡ Cost of foreign currencies	$—	$3,307,368
^ Premiums received on written options	$—	$431,580
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2020 (Unaudited) (continued)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
Class A
Net assets	$20,327,333	$151,539,077
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,044,773	15,440,414
Net asset value and redemption price per share†	$9.94	$9.81
Maximum offering price per share (2.50%)(1)	$10.19	$10.06
Class C
Net assets	$673,753	$56,844,463
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	67,748	5,879,586
Net asset value and redemption price per share†	$9.94	$9.67
Class I
Net assets	$16,073,126	$2,016,864,440
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,617,530	204,822,409
Net asset value and redemption price per share	$9.94	$9.85
Class P
Net assets	n/a	$17,187,255
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	1,753,109
Net asset value and redemption price per share	n/a	$9.80
Class P2
Net assets	$90,582,832	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	9,122,839	n/a
Net asset value and redemption price per share	$9.93	n/a
Class P3
Net assets	$3,067,781	$1,190,943
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	309,083	120,505
Net asset value and redemption price per share	$9.93	$9.88
Class R
Net assets	$4,109	$20,647,106
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	412	2,121,184
Net asset value and redemption price per share	$9.97	$9.73
Class R6
Net assets	$51,875,673	$191,346,119
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	5,218,240	19,492,162
Net asset value and redemption price per share	$9.94	$9.82
Class W
Net assets	$20,450,344	$49,406,644
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,051,621	5,047,018
Net asset value and redemption price per share	$9.97	$9.79

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2020 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
INVESTMENT INCOME:
Dividends	$—	$13,384	$32,696
Interest, net of foreign taxes withheld*	13,929,865	21,540,332	148,505,118
Securities lending income, net	—	98,034	583,616
Total investment income	13,929,865	21,651,750	149,121,430
EXPENSES:
Investment management fees	3,193,905	2,121,088	12,265,099
Distribution and shareholder service fees:
Class A	679,256	58,774	586,372
Class C	242,582	56,516	131,990
Class R	—	1,808	478,873
Transfer agent fees:
Class A	358,779	38,108	375,331
Class C	32,032	9,161	21,137
Class I	333,331	25,786	1,350,910
Class P	135	3,568	—
Class P3	—	63	279
Class R	—	586	153,338
Class R6	115	2,228	13,858
Class W	87,959	105,207	186,414
Shareholder reporting expense	18,640	24,888	125,025
Registration fees	113,370	81,618	359,392
Professional fees	23,340	19,398	131,690
Custody and accounting expense	53,910	24,522	381,882
Trustee fees	28,733	14,295	181,208
Miscellaneous expense	38,579	16,396	116,588
Interest expense	632	2,213	139
Total expenses	5,205,298	2,606,223	16,859,525
Waived and reimbursed fees	(192,207)	(694,083)	(41,671)
Net expenses	5,013,091	1,912,140	16,817,854
Net investment income	8,916,774	19,739,610	132,303,576
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,863,699	(7,000,310)	30,310,472
Forward foreign currency contracts	—	—	(5,677,121)
Foreign currency related transactions	—	—	13,009,882
Futures	(11,942,065)	—	31,881,685
Swaps	—	—	16,027,123
Written options	—	—	1,295,385
Net realized gain (loss)	3,921,634	(7,000,310)	86,847,426
Net change in unrealized appreciation (depreciation) on:
Investments	(10,900,703)	68,103,626	495,872,834
Forward foreign currency contracts	—	—	(13,387,346)
Foreign currency related transactions	—	—	1,242,437
Futures	10,655,083	—	(35,390,454)
Swaps	—	—	(15,665,424)
Written options	—	—	11,124,366
Net change in unrealized appreciation (depreciation)	(245,620)	68,103,626	443,796,413
Net realized and unrealized gain	3,676,014	61,103,316	530,643,839
Increase in net assets resulting from operations	$12,592,788	$80,842,926	$662,947,415
* Foreign taxes withheld	$—	$—	$109,827
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2020 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$2,820	$57,514
Interest, net of foreign taxes withheld*	2,275,468	54,871,262
Securities lending income, net	1,999	28,230
Total investment income	2,280,287	54,957,006
EXPENSES:
Investment management fees	233,143	6,484,903
Distribution and shareholder service fees:
Class A	17,961	189,386
Class C	1,777	279,665
Class R	8	49,961
Transfer agent fees:
Class A	3,596	46,752
Class C	89	17,259
Class I	8,320	577,494
Class P	—	55
Class P2	901	—
Class P3	37	7
Class R	—	6,166
Class R6	179	698
Class W	3,791	19,069
Shareholder reporting expense	2,917	82,350
Registration fees	73,600	432,880
Professional fees	7,955	54,900
Custody and accounting expense	26,050	219,600
Trustee fees	3,720	51,738
Miscellaneous expense	12,890	95,180
Interest expense	109	—
Total expenses	397,043	8,608,063
Waived and reimbursed fees	(148,132)	(46,971)
Net expenses	248,911	8,561,092
Net investment income	2,031,376	46,395,914
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,984	(47,276,145)
Forward foreign currency contracts	—	6,305,030
Foreign currency related transactions	398	(250,721)
Futures	169,693	2,004,062
Swaps	157,266	5,342,665
Written options	—	2,241,105
Net realized gain (loss)	369,341	(31,634,004)
Net change in unrealized appreciation (depreciation) on:
Investments	7,235,943	241,789,704
Forward foreign currency contracts	—	(7,685,085)
Foreign currency related transactions	19,956	754,372
Futures	(261,042)	538,797
Swaps	(174,506)	(11,962,098)
Written options	—	4,076,987
Net change in unrealized appreciation (depreciation)	6,820,351	227,512,677
Net realized and unrealized gain	7,189,692	195,878,673
Increase in net assets resulting from operations	$9,221,068	$242,274,587
* Foreign taxes withheld	$—	$31,214
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$8,916,774	$24,042,399	$19,739,610	$22,831,850
Net realized gain (loss)	3,921,634	(8,276,034)	(7,000,310)	(7,355,188)
Net change in unrealized appreciation (depreciation)	(245,620)	43,402,003	68,103,626	(36,492,863)
Increase (decrease) in net assets resulting from operations	12,592,788	59,168,368	80,842,926	(21,016,201)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,170,503)	(11,550,826)	(1,228,775)	(2,809,390)
Class C	(373,083)	(1,094,068)	(253,489)	(672,337)
Class I	(9,706,692)	(14,382,786)	(2,167,940)	(4,782,685)
Class P	(372)	—	(7,223,116)	(5,968,215)
Class P3	—	—	(190,043)	(2,446)
Class R	—	—	(18,003)	(67,635)
Class R6	(147,940)	—	(6,002,704)	(3,873,671)
Class W	(1,785,634)	(3,203,430)	(3,523,804)	(6,214,047)
Total distributions	(18,184,224)	(30,231,110)	(20,607,874)	(24,390,426)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	655,249,997	674,186,979	496,465,700	304,226,952
Reinvestment of distributions	15,277,858	26,105,948	20,093,978	23,799,386
	670,527,855	700,292,927	516,559,678	328,026,338
Cost of shares redeemed	(322,129,278)	(364,328,264)	(196,701,954)	(181,600,824)
Net increase in net assets resulting from capital share transactions	348,398,577	335,964,663	319,857,724	146,425,514
Net increase in net assets	342,807,141	364,901,921	380,092,776	101,018,887
NET ASSETS:
Beginning of year or period	1,301,423,043	936,521,122	488,323,105	387,304,218
End of year or period	$1,644,230,184	$1,301,423,043	$868,415,881	$488,323,105
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Fund		Voya Short Term Bond Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$132,303,576	$236,828,968	$2,031,376	$4,766,421
Net realized gain (loss)	86,847,426	251,736,083	369,341	(70,165)
Net change in unrealized appreciation (depreciation)	443,796,413	(214,426,317)	6,820,351	(5,619,593)
Increase (decrease) in net assets resulting from operations	662,947,415	274,138,734	9,221,068	(923,337)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(7,473,375)	(15,303,664)	(146,448)	(163,981)
Class C	(321,935)	(737,285)	(2,326)	(8,799)
Class I	(96,893,988)	(170,342,310)	(158,705)	(280,703)
Class O(1)	—	(51,556)	—	—
Class P2	—	—	(1,122,208)	(660,465)
Class P3	(538,301)	(785,587)	(47,570)	(168,320)
Class R	(2,815,989)	(5,667,590)	(31)	(61)
Class R6	(46,032,597)	(75,467,807)	(676,069)	(3,538,580)
Class W	(3,977,218)	(7,387,108)	(175,576)	(11,347)
Total distributions	(158,053,403)	(275,742,907)	(2,328,933)	(4,832,256)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,125,506,893	3,992,382,313	95,797,450	223,489,488
Reinvestment of distributions	141,490,994	247,954,219	2,254,078	4,734,147
	2,266,997,887	4,240,336,532	98,051,528	228,223,635
Cost of shares redeemed	(1,217,257,666)	(2,827,431,133)	(74,119,302)	(165,300,289)
Net increase in net assets resulting from capital share transactions	1,049,740,221	1,412,905,399	23,932,226	62,923,346
Net increase in net assets	1,554,634,233	1,411,301,226	30,824,361	57,167,753
NET ASSETS:
Beginning of year or period	8,228,978,699	6,817,677,473	172,230,590	115,062,837
End of year or period	$9,783,612,932	$8,228,978,699	$203,054,951	$172,230,590

(1)
Class O converted to Class A on November 22, 2019.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Income Opportunities Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$46,395,914	$88,352,883
Net realized loss	(31,634,004)	(40,985,272)
Net change in unrealized appreciation (depreciation)	227,512,677	(276,356,200)
Increase (decrease) in net assets resulting from operations	242,274,587	(228,988,589)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,855,502)	(7,268,307)
Class C	(845,052)	(1,334,631)
Class I	(43,049,453)	(78,896,166)
Class P	(369,416)	(502,612)
Class P3	(57,527)	(139,449)
Class R	(352,523)	(599,353)
Class R6	(4,075,157)	(9,781,658)
Class W	(1,239,300)	(2,688,325)
Total distributions	(52,843,930)	(101,210,501)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	503,074,670	2,687,928,062
Reinvestment of distributions	47,272,988	95,332,067
	550,347,658	2,783,260,129
Cost of shares redeemed	(811,647,057)	(1,289,308,114)
Net increase (decrease) in net assets resulting from capital share transactions	(261,299,399)	1,493,952,015
Net increase (decrease) in net assets	(71,868,742)	1,163,752,925
NET ASSETS:
Beginning of year or period	2,576,894,789	1,413,141,864
End of year or period	$2,505,026,047	$2,576,894,789
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya GNMA Income Fund
Class A
09-30-20+	8.58	0.05•	(0.17)	(0.12)	0.10	—	—	0.10	—	8.56	0.92	0.86	0.84	0.84	1.12	585,665	204
03-31-20	8.36	0.18•	0.27	0.45	0.23	—	—	0.23	—	8.58	5.43	0.93	0.92	0.92	2.12	493,737	421
03-31-19	8.25	0.18	0.13	0.31	0.20	—	—	0.20	—	8.36	3.85	0.97	0.95	0.95	2.25	394,763	398
03-31-18	8.44	0.14•	(0.13)	0.01	0.18	—	0.02	0.20	—	8.25	0.08	0.95	0.95	0.95	1.66	435,118	367
03-31-17	8.63	0.08	(0.04)	0.04	0.13	0.01	0.09	0.23	—	8.44	0.44	0.93	0.93	0.93	1.02	513,223	580
03-31-16	8.70	0.13	0.06	0.19	0.17	—	0.09	0.26	—	8.63	2.21	0.93	0.93	0.93	1.39	630,448	508
Class C
09-30-20+	8.53	0.02•	(0.11)	(0.09)	0.07	—	—	0.07	—	8.51	0.54	1.61	1.59	1.59	0.39	48,520	204
03-31-20	8.31	0.12•	0.26	0.38	0.16	—	—	0.16	—	8.53	4.66	1.68	1.67	1.67	1.37	47,577	421
03-31-19	8.21	0.12	0.12	0.24	0.14	—	—	0.14	—	8.31	2.96	1.72	1.70	1.70	1.49	62,769	398
03-31-18	8.39	0.06	(0.10)	(0.04)	0.12	—	0.02	0.14	—	8.21	(0.56)	1.70	1.70	1.70	0.90	76,535	367
03-31-17	8.58	0.02	(0.05)	(0.03)	0.06	0.01	0.09	0.16	—	8.39	(0.37)	1.68	1.68	1.68	0.27	111,103	580
03-31-16	8.65	0.05•	0.07	0.12	0.10	—	0.09	0.19	—	8.58	1.46	1.68	1.68	1.68	0.64	108,278	508
Class I
09-30-20+	8.59	0.06•	(0.21)	(0.15)	0.12	—	—	0.12	—	8.56	1.04	0.58	0.54	0.54	1.40	808,112	204
03-31-20	8.37	0.21•	0.26	0.47	0.25	—	—	0.25	—	8.59	5.75	0.67	0.62	0.62	2.42	604,194	421
03-31-19	8.26	0.21	0.13	0.34	0.23	—	—	0.23	—	8.37	4.16	0.71	0.65	0.65	2.55	387,607	398
03-31-18	8.45	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.26	0.37	0.70	0.65	0.65	1.95	350,326	367
03-31-17	8.64	0.10	(0.03)	0.07	0.16	0.01	0.09	0.26	—	8.45	0.76	0.64	0.64	0.64	1.29	461,076	580
03-31-16	8.71	0.14•	0.07	0.21	0.19	—	0.09	0.28	—	8.64	2.50	0.64	0.64	0.64	1.65	506,384	508
Class P
05-22-20(4) - 09-30-20+	8.62	0.04•	(0.20)	(0.16)	0.10	—	—	0.10	—	8.56	0.44	1.68	0.15	0.15	1.34	33	204
Class R6
07-31-20(4) - 09-30-20+	8.58	(0.00)*•	(0.06)	(0.06)	0.04	—	—	0.04	—	8.56	0.19	0.48	0.48	0.48	(0.25)	35,395	204
Class W
09-30-20+	8.60	0.06•	(0.20)	(0.14)	0.12	—	—	0.12	—	8.58	1.14	0.61	0.59	0.59	1.30	166,504	204
03-31-20	8.38	0.20•	0.27	0.47	0.25	—	—	0.25	—	8.60	5.69	0.68	0.67	0.67	2.38	155,915	421
03-31-19	8.27	0.20•	0.13	0.33	0.22	—	—	0.22	—	8.38	4.11	0.72	0.70	0.70	2.47	91,383	398
03-31-18	8.46	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.27	0.33	0.70	0.70	0.70	1.92	156,625	367
03-31-17	8.65	0.12	(0.05)	0.07	0.16	0.01	0.09	0.26	—	8.46	0.72	0.68	0.68	0.68	1.26	141,853	580
03-31-16	8.72	0.14•	0.07	0.21	0.19	—	0.09	0.28	—	8.65	2.46	0.68	0.68	0.68	1.60	118,638	508
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund
Class A
09-30-20+	7.02	0.19•	0.71	0.90	0.20	—	—	0.20	—	7.72	12.87	1.06	1.06	1.06	4.98	48,876	37
03-31-20	7.86	0.39•	(0.81)	(0.42)	0.42	—	—	0.42	—	7.02	(5.76)	1.10	1.10	1.10	4.97	44,060	57
03-31-19	7.89	0.43	(0.05)	0.38	0.41	—	—	0.41	—	7.86	5.03	1.10	1.10	1.10	5.49	60,390	33
03-31-18	8.11	0.43	(0.22)	0.21	0.43	—	—	0.43	—	7.89	2.52	1.07	1.07	1.07	5.27	52,994	40
03-31-17	7.62	0.41	0.50	0.91	0.42	—	—	0.42	—	8.11	12.13	1.06	1.06	1.06	5.23	60,927	41
03-31-16	8.14	0.41	(0.52)	(0.11)	0.41	—	—	0.41	—	7.62	(1.36)	1.07	1.07	1.07	5.23	78,352	22
Class C
09-30-20+	7.02	0.16•	0.71	0.87	0.17	—	—	0.17	—	7.72	12.45	1.81	1.81	1.81	4.24	10,476	37
03-31-20	7.86	0.34•	(0.82)	(0.48)	0.36	—	—	0.36	—	7.02	(6.47)	1.85	1.85	1.85	4.23	11,215	57
03-31-19	7.89	0.37	(0.05)	0.32	0.35	—	—	0.35	—	7.86	4.24	1.85	1.85	1.85	4.77	15,945	33
03-31-18	8.11	0.37	(0.23)	0.14	0.36	—	—	0.36	—	7.89	1.75	1.82	1.82	1.82	4.52	10,513	40
03-31-17	7.61	0.36	0.50	0.86	0.36	—	—	0.36	—	8.11	11.45	1.81	1.81	1.81	4.49	13,113	41
03-31-16	8.14	0.35	(0.53)	(0.18)	0.35	—	—	0.35	—	7.61	(2.24)	1.82	1.82	1.82	4.48	12,677	22
Class I
09-30-20+	7.01	0.20•	0.71	0.91	0.21	—	—	0.21	—	7.71	13.08	0.71	0.71	0.71	5.33	95,819	37
03-31-20	7.85	0.42•	(0.81)	(0.39)	0.45	—	—	0.45	—	7.01	(5.45)	0.75	0.75	0.75	5.32	68,214	57
03-31-19	7.88	0.47	(0.06)	0.41	0.44	—	—	0.44	—	7.85	5.39	0.75	0.75	0.75	5.82	81,121	33
03-31-18	8.10	0.46	(0.23)	0.23	0.45	—	—	0.45	—	7.88	2.87	0.72	0.72	0.72	5.62	149,279	40
03-31-17	7.61	0.44	0.49	0.93	0.44	—	—	0.44	—	8.10	12.54	0.71	0.71	0.71	5.56	204,818	41
03-31-16	8.14	0.44	(0.53)	(0.09)	0.44	—	—	0.44	—	7.61	(1.12)	0.69	0.69	0.69	5.63	352,052	22
Class P
09-30-20+	7.02	0.23•	0.71	0.94	0.24	—	—	0.24	—	7.72	13.43	0.65	0.06	0.06	5.99	308,757	37
03-31-20	7.87	0.47•	(0.82)	(0.35)	0.50	—	—	0.50	—	7.02	(4.92)	0.69	0.08	0.08	5.98	99,000	57
03-31-19	7.90	0.51	(0.05)	0.46	0.49	—	—	0.49	—	7.87	6.05	0.69	0.08	0.08	6.51	120,464	33
03-31-18	8.11	0.51	(0.22)	0.29	0.50	—	—	0.50	—	7.90	3.63	0.66	0.06	0.06	6.28	132,713	40
03-31-17	7.61	0.50	0.49	0.99	0.49	—	—	0.49	—	8.11	13.36	0.66	0.07	0.07	6.25	149,606	41
03-31-16	8.14	0.49	(0.53)	(0.04)	0.49	—	—	0.49	—	7.61	(0.51)	0.67	0.06	0.06	6.23	104,009	22
Class P3
09-30-20+	7.02	0.23•	0.72	0.95	0.24	—	—	0.24	—	7.73	13.61	0.65	0.00*	0.00*	6.05	7,285	37
03-31-20	7.86	0.46•	(0.79)	(0.33)	0.51	—	—	0.51	—	7.02	(4.74)	0.74	0.00*	0.00*	7.32	1,143	57
06-01-18(4) - 03-31-19	7.85	0.41•	0.00*	0.41	0.40	—	—	0.40	—	7.86	5.36	0.69	0.00*	0.00*	6.25	3	33
Class R
09-30-20+	7.03	0.18•	0.71	0.89	0.19	—	—	0.19	—	7.73	12.71	1.31	1.31	1.31	4.73	732	37
03-31-20	7.87	0.37•	(0.81)	(0.44)	0.40	—	—	0.40	—	7.03	(5.99)	1.35	1.35	1.35	4.72	684	57
03-31-19	7.90	0.41	(0.05)	0.36	0.39	—	—	0.39	—	7.87	4.76	1.35	1.35	1.35	5.25	1,185	33
03-31-18	8.11	0.41	(0.21)	0.20	0.41	—	—	0.41	—	7.90	2.39	1.32	1.32	1.32	5.00	791	40
03-31-17	7.62	0.40	0.49	0.89	0.40	—	—	0.40	—	8.11	11.85	1.31	1.31	1.31	4.99	267	41
03-31-16	8.15	0.39	(0.53)	(0.14)	0.39	—	—	0.39	—	7.62	(1.71)	1.32	1.32	1.32	5.00	323	22
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund (continued)
Class R6
09-30-20+	7.02	0.20•	0.72	0.92	0.21	—	—	0.21	—	7.73	13.24	0.65	0.65	0.65	5.39	239,722	37
03-31-20	7.87	0.43•	(0.82)	(0.39)	0.46	—	—	0.46	—	7.02	(5.49)	0.69	0.69	0.69	5.44	125,036	57
03-31-19	7.89	0.45•	(0.03)	0.42	0.44	—	—	0.44	—	7.87	5.52	0.69	0.69	0.69	5.72	10,002	33
03-31-18	8.10	0.46	(0.22)	0.24	0.45	—	—	0.45	—	7.89	2.97	0.66	0.66	0.66	5.67	117,343	40
08-03-16(4) - 03-31-17	7.89	0.30•	0.20	0.50	0.29	—	—	0.29	—	8.10	6.39	0.66	0.66	0.66	5.74	120,605	41
Class W
09-30-20+	7.03	0.20•	0.72	0.92	0.21	—	—	0.21	—	7.74	13.14	0.81	0.81	0.81	5.22	156,750	37
03-31-20	7.87	0.41•	(0.81)	(0.40)	0.44	—	—	0.44	—	7.03	(5.51)	0.85	0.85	0.85	5.22	138,971	57
03-31-19	7.90	0.45	(0.05)	0.40	0.43	—	—	0.43	—	7.87	5.29	0.85	0.85	0.85	5.74	98,192	33
03-31-18	8.12	0.45	(0.22)	0.23	0.45	—	—	0.45	—	7.90	2.78	0.82	0.82	0.82	5.51	98,970	40
03-31-17	7.63	0.44	0.49	0.93	0.44	—	—	0.44	—	8.12	12.40	0.81	0.81	0.81	5.49	90,878	41
03-31-16	8.15	0.43	(0.52)	(0.09)	0.43	—	—	0.43	—	7.63	(1.08)	0.82	0.82	0.82	5.51	82,981	22
Voya Intermediate Bond Fund
Class A
09-30-20+	10.11	0.14•	0.64	0.78	0.17	—	—	0.17	—	10.72	7.73	0.71	0.71	0.71	2.58	483,170	82††
03-31-20	10.02	0.30	0.13	0.43	0.33	0.01	—	0.34	—	10.11	4.29	0.69	0.69	0.69	2.88	451,338	253††
03-31-19	9.90	0.30	0.11	0.41	0.29	—	—	0.29	—	10.02	4.28	0.70	0.70	0.70	3.06	431,210	329††
03-31-18	10.01	0.27	(0.09)	0.18	0.29	—	—	0.29	—	9.90	1.75	0.67	0.67	0.67	2.63	444,865	482††
03-31-17	10.09	0.27	(0.05)	0.22	0.30	—	—	0.30	—	10.01	2.19	0.65	0.65	0.65	2.65	436,938	403††
03-31-16	10.23	0.26	(0.15)	0.11	0.25	—	—	0.25	—	10.09	1.12	0.65	0.65	0.65	2.57	490,902	465††
Class C
09-30-20+	10.09	0.10•	0.64	0.74	0.13	—	—	0.13	—	10.70	7.35	1.46	1.46	1.46	1.83	24,925	82††
03-31-20	10.01	0.21	0.14	0.35	0.26	0.01	—	0.27	—	10.09	3.41	1.44	1.44	1.44	2.06	25,556	253††
03-31-19	9.89	0.23	0.11	0.34	0.22	—	—	0.22	—	10.01	3.51	1.45	1.45	1.45	2.31	28,657	329††
03-31-18	10.00	0.19	(0.09)	0.10	0.21	—	—	0.21	—	9.89	0.99	1.42	1.42	1.42	1.89	30,922	482††
03-31-17	10.07	0.19	(0.04)	0.15	0.22	—	—	0.22	—	10.00	1.53	1.40	1.40	1.40	1.91	28,270	403††
03-31-16	10.21	0.18	(0.14)	0.04	0.18	—	—	0.18	—	10.07	0.37	1.40	1.40	1.40	1.85	31,945	465††
Class I
09-30-20+	10.10	0.16•	0.65	0.81	0.19	—	—	0.19	—	10.72	8.01	0.35	0.35	0.35	2.94	5,997,728	82††
03-31-20	10.02	0.32	0.14	0.46	0.37	0.01	—	0.38	—	10.10	4.53	0.36	0.36	0.36	3.13	4,988,317	253††
03-31-19	9.90	0.33	0.12	0.45	0.33	—	—	0.33	—	10.02	4.63	0.36	0.36	0.36	3.41	4,142,382	329††
03-31-18	10.01	0.30	(0.09)	0.21	0.32	—	—	0.32	—	9.90	2.09	0.35	0.35	0.35	2.96	2,510,746	482††
03-31-17	10.08	0.30	(0.04)	0.26	0.33	—	—	0.33	—	10.01	2.63	0.33	0.33	0.33	3.00	1,578,844	403††
03-31-16	10.23	0.29	(0.16)	0.13	0.28	—	—	0.28	—	10.08	1.36	0.32	0.32	0.32	2.93	1,137,655	465††
Class P3
09-30-20+	10.11	0.17•	0.64	0.81	0.20	—	—	0.20	—	10.72	8.09	0.30	0.00*	0.00*	3.27	30,523	82††
03-31-20	10.02	0.36	0.14	0.50	0.40	0.01	—	0.41	—	10.11	4.99	0.30	0.00*	0.00*	3.49	20,936	253††
06-01-18(4) - 03-31-19	9.80	0.31•	0.21	0.52	0.30	—	—	0.30	—	10.02	5.40	0.31	0.00*	0.00*	3.80	16,286	329††
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Fund (continued)
Class R
09-30-20+	10.12	0.12•	0.65	0.77	0.16	—	—	0.16	—	10.73	7.59	0.96	0.96	0.96	2.33	190,259	82††
03-31-20	10.03	0.26	0.15	0.41	0.31	0.01	—	0.32	—	10.12	4.03	0.94	0.94	0.94	2.56	186,915	253††
03-31-19	9.92	0.28	0.10	0.38	0.27	—	—	0.27	—	10.03	3.92	0.95	0.95	0.95	2.81	170,236	329††
03-31-18	10.02	0.24	(0.08)	0.16	0.26	—	—	0.26	—	9.92	1.60	0.92	0.92	0.92	2.38	186,904	482††
03-31-17	10.10	0.24	(0.04)	0.20	0.28	—	—	0.28	—	10.02	1.93	0.90	0.90	0.90	2.42	166,268	403††
03-31-16	10.24	0.23	(0.14)	0.09	0.23	—	—	0.23	—	10.10	0.88	0.90	0.90	0.90	2.36	145,437	465††
Class R6
09-30-20+	10.11	0.16•	0.64	0.80	0.19	—	—	0.19	—	10.72	7.92	0.30	0.30	0.30	2.98	2,802,175	82††
03-31-20	10.02	0.33	0.14	0.47	0.37	0.01	—	0.38	—	10.11	4.67	0.30	0.30	0.30	3.19	2,306,857	253††
03-31-19	9.90	0.34	0.11	0.45	0.33	—	—	0.33	—	10.02	4.65	0.31	0.31	0.31	3.46	1,851,627	329††
03-31-18	10.00	0.31	(0.09)	0.22	0.32	—	—	0.32	—	9.90	2.20	0.31	0.31	0.31	3.00	1,514,795	482††
03-31-17	10.08	0.30	(0.04)	0.26	0.34	—	—	0.34	—	10.00	2.54	0.31	0.31	0.31	3.01	832,462	403††
03-31-16	10.22	0.29	(0.15)	0.14	0.28	—	—	0.28	—	10.08	1.47	0.31	0.31	0.31	2.97	605,884	465††
Class W
09-30-20+	10.10	0.15•	0.64	0.79	0.18	—	—	0.18	—	10.71	7.87	0.46	0.46	0.46	2.81	254,833	82††
03-31-20	10.01	0.32	0.14	0.46	0.36	0.01	—	0.37	—	10.10	4.56	0.44	0.44	0.44	3.05	249,060	253††
03-31-19	9.89	0.32•	0.12	0.44	0.32	—	—	0.32	—	10.01	4.55	0.45	0.45	0.45	3.25	174,570	329††
03-31-18	10.00	0.29	(0.09)	0.20	0.31	—	—	0.31	—	9.89	2.00	0.42	0.42	0.42	2.89	760,186	482††
03-31-17	10.07	0.29	(0.03)	0.26	0.33	—	—	0.33	—	10.00	2.54	0.40	0.40	0.40	2.92	654,374	403††
03-31-16	10.22	0.28	(0.15)	0.13	0.28	—	—	0.28	—	10.07	1.28	0.40	0.40	0.40	2.87	588,181	465††
Voya Short Term Bond Fund
Class A
09-30-20+	9.55	0.09•	0.40	0.49	0.10	—	—	0.10	—	9.94	5.17	0.69	0.61	0.61	1.77	20,327	92
03-31-20	9.77	0.22•	(0.23)	(0.01)	0.21	—	—	0.21	—	9.55	(0.14)	0.72	0.65	0.65	2.19	6,907	192
03-31-19	9.72	0.21•	0.06	0.27	0.22	—	—	0.22	—	9.77	2.85	0.93	0.77	0.77	2.14	14,247	137
03-31-18	9.84	0.16	(0.12)	0.04	0.16	—	—	0.16	—	9.72	0.35	0.88	0.77	0.77	1.55	2,618	165
03-31-17	9.88	0.12•	(0.01)	0.11	0.15	—	—	0.15	—	9.84	1.16	0.85	0.76	0.76	1.18	4,894	227
03-31-16	9.97	0.13•	(0.06)	0.07	0.16	—	—	0.16	—	9.88	0.67	0.96	0.80	0.80	1.28	9,658	109
Class C
09-30-20+	9.55	0.05•	0.41	0.46	0.07	—	—	0.07	—	9.94	4.78	1.44	1.36	1.36	1.10	674	92
03-31-20	9.76	0.14•	(0.21)	(0.07)	0.14	—	—	0.14	—	9.55	(0.78)	1.47	1.40	1.40	1.41	335	192
03-31-19	9.72	0.12	0.07	0.19	0.15	—	—	0.15	—	9.76	1.97	1.68	1.52	1.52	1.38	1,038	137
03-31-18	9.84	0.08	(0.12)	(0.04)	0.08	—	—	0.08	—	9.72	(0.40)	1.63	1.52	1.52	0.81	728	165
03-31-17	9.88	0.04	0.00*	0.04	0.08	—	—	0.08	—	9.84	0.40	1.60	1.51	1.51	0.45	1,079	227
03-31-16	9.98	0.06	(0.08)	(0.02)	0.08	—	—	0.08	—	9.88	(0.19)	1.71	1.55	1.55	0.51	898	109
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Term Bond Fund (continued)
Class I
09-30-20+	9.54	0.10•	0.42	0.52	0.12	—	—	0.12	—	9.94	5.44	0.51	0.36	0.36	2.09	16,073	92
03-31-20	9.76	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.54	0.16	0.57	0.40	0.40	2.43	11,925	192
03-31-19	9.71	0.23	0.07	0.30	0.25	—	—	0.25	—	9.76	3.15	0.78	0.50	0.50	2.37	9,283	137
03-31-18	9.84	0.18	(0.13)	0.05	0.18	—	—	0.18	—	9.71	0.55	0.71	0.51	0.51	1.84	9,578	165
03-31-17	9.88	0.15	(0.01)	0.14	0.18	—	—	0.18	—	9.84	1.46	0.67	0.50	0.50	1.46	12,921	227
03-31-16	9.98	0.16	(0.08)	0.08	0.18	—	—	0.18	—	9.88	0.85	0.63	0.50	0.50	1.53	9,954	109
Class P2
09-30-20+	9.54	0.11•	0.41	0.52	0.13	—	—	0.13	—	9.93	5.50	0.39	0.16	0.16	2.28	90,583	92
10-22-19(4) - 03-31-20	9.88	0.26•	(0.47)	(0.21)	0.13	—	—	0.13	—	9.54	(2.16)	0.36	0.15	0.15	2.67	49,296	192
Class P3
09-30-20+	9.54	0.12•	0.41	0.53	0.14	—	—	0.14	—	9.93	5.60	0.39	0.01	0.01	2.48	3,068	92
03-31-20	9.76	0.28•	(0.21)	0.07	0.29	—	—	0.29	—	9.54	0.67	0.42	0.00*	0.00*	2.83	5,288	192
06-01-18(4) - 03-31-19	9.71	0.23•	0.08	0.31	0.26	—	—	0.26	—	9.76	3.22	0.63	0.00*	0.00*	2.90	3,341	137
Class R
09-30-20+	9.57	0.08•	0.41	0.49	0.09	—	—	0.09	—	9.97	5.13	0.94	0.86	0.86	1.59	4	92
03-31-20	9.77	0.19•	(0.20)	(0.01)	0.19	—	—	0.19	—	9.57	(0.18)	0.97	0.90	0.90	1.93	3	192
03-31-19	9.72	0.18	0.07	0.25	0.20	—	—	0.20	—	9.77	2.60	1.18	1.02	1.02	1.85	3	137
03-31-18	9.84	0.13	(0.12)	0.01	0.13	—	—	0.13	—	9.72	0.10	1.13	1.02	1.02	1.33	3	165
03-31-17	9.88	0.09	0.00*	0.09	0.13	—	—	0.13	—	9.84	0.89	1.10	1.01	1.01	0.93	3	227
03-31-16	9.97	0.10	(0.06)	0.04	0.13	—	—	0.13	—	9.88	0.40	1.21	1.05	1.05	0.97	3	109
Class R6
09-30-20+	9.55	0.11•	0.40	0.51	0.12	—	—	0.12	—	9.94	5.34	0.39	0.31	0.31	2.19	51,876	92
03-31-20	9.76	0.24•	(0.21)	0.03	0.24	—	—	0.24	—	9.55	0.29	0.42	0.35	0.35	2.47	98,380	192
03-31-19	9.72	0.23	0.06	0.29	0.25	—	—	0.25	—	9.76	3.08	0.63	0.47	0.47	2.40	86,628	137
03-31-18	9.84	0.18	(0.11)	0.07	0.19	—	—	0.19	—	9.72	0.68	0.59	0.48	0.48	1.85	93,094	165
03-31-17	9.89	0.14	0.00*	0.14	0.19	—	—	0.19	—	9.84	1.39	0.56	0.47	0.47	1.47	73,871	227
03-31-16	9.98	0.15	(0.05)	0.10	0.19	—	—	0.19	—	9.89	0.98	0.55	0.47	0.47	1.55	110,520	109
Class W
09-30-20+	9.57	0.10•	0.42	0.52	0.12	—	—	0.12	—	9.97	5.40	0.44	0.36	0.36	1.98	20,450	92
03-31-20	9.79	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.57	0.12	0.47	0.40	0.40	2.41	97	192
03-31-19	9.72	0.22	0.10	0.32	0.25	—	—	0.25	—	9.79	3.31	0.68	0.52	0.52	2.38	523	137
03-31-18	9.85	0.18•	(0.13)	0.05	0.18	—	—	0.18	—	9.72	0.50	0.63	0.52	0.52	1.83	79	165
03-31-17	9.89	0.14•	0.00*	0.14	0.18	—	—	0.18	—	9.85	1.41	0.60	0.51	0.51	1.42	393	227
03-31-16	9.98	0.17	(0.08)	0.09	0.18	—	—	0.18	—	9.89	0.91	0.71	0.55	0.55	1.61	531	109
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund
Class A
09-30-20+	9.12	0.16•	0.71	0.87	0.18	—	—	0.18	—	9.81	9.60	0.88	0.88	0.88	3.35	151,539	19
03-31-20	10.15	0.35•	(0.97)	(0.62)	0.41	—	—	0.41	—	9.12	(6.48)	0.86	0.86	0.86	3.45	146,080	167
03-31-19	10.16	0.37	0.03	0.40	0.41	—	—	0.41	—	10.15	3.99	0.94	0.94	0.94	3.63	128,224	155
03-31-18	10.12	0.37	0.03	0.40	0.36	—	—	0.36	—	10.16	4.01	1.13	1.05	1.05	3.52	30,921	103
03-31-17	9.94	0.42•	0.24	0.66	0.48	—	—	0.48	—	10.12	6.82	1.22	1.06	1.06	4.17	11,255	68
03-31-16	9.97	0.30•	(0.27)	0.03	0.06	—	—	0.06	—	9.94	0.25	1.25	1.01	1.01	2.99	1,492	83
Class C
09-30-20+	8.98	0.12•	0.71	0.83	0.14	—	—	0.14	—	9.67	9.32	1.63	1.63	1.63	2.60	56,844	19
03-31-20	10.00	0.27•	(0.96)	(0.69)	0.33	—	—	0.33	—	8.98	(7.24)	1.61	1.61	1.61	2.68	53,333	167
03-31-19	10.00	0.29	0.04	0.33	0.33	—	—	0.33	—	10.00	3.32	1.69	1.69	1.69	2.87	25,999	155
03-31-18	9.96	0.29	0.03	0.32	0.28	—	—	0.28	—	10.00	3.24	1.88	1.80	1.80	2.79	8,150	103
03-31-17	9.78	0.33•	0.25	0.58	0.40	—	—	0.40	—	9.96	6.05	1.97	1.81	1.81	3.38	1,893	68
03-31-16	9.85	0.22•	(0.28)	(0.06)	0.01	—	—	0.01	—	9.78	(0.57)	2.00	1.76	1.76	2.25	421	83
Class I
09-30-20+	9.15	0.17•	0.73	0.90	0.20	—	—	0.20	—	9.85	9.88	0.63	0.63	0.63	3.61	2,016,864	19
03-31-20	10.20	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.15	(6.30)	0.60	0.60	0.60	3.68	2,046,289	167
03-31-19	10.21	0.42	0.02	0.44	0.45	—	—	0.45	—	10.20	4.42	0.61	0.61	0.61	3.99	1,151,236	155
03-31-18	10.18	0.40•	0.04	0.44	0.41	—	—	0.41	—	10.21	4.37	0.78	0.70	0.70	3.87	194,924	103
03-31-17	9.99	0.45•	0.27	0.72	0.53	—	—	0.53	—	10.18	7.38	0.85	0.69	0.69	4.51	27,339	68
03-31-16	9.98	0.38•	(0.29)	0.09	0.08	—	—	0.08	—	9.99	0.91	0.87	0.63	0.63	3.77	6,046	83
Class P
09-30-20+	9.11	0.20•	0.71	0.91	0.22	—	—	0.22	—	9.80	10.11	0.57	0.07	0.07	4.15	17,187	19
03-31-20	10.18	0.44•	(1.01)	(0.57)	0.50	—	—	0.50	—	9.11	(5.99)	0.55	0.05	0.05	4.26	9,529	167
02-01-19(4) - 03-31-19	10.13	0.05•	0.08	0.13	0.08	—	—	0.08	—	10.18	1.33	0.58	0.08	0.08	3.22	3	155
Class P3
09-30-20+	9.16	0.20•	0.72	0.92	0.20	—	—	0.20	—	9.88	10.12	0.57	0.00*	0.00*	4.23	1,191	19
08-01-19(4) - 03-31-20	10.33	0.29•	(1.18)	(0.89)	0.28	—	—	0.28	—	9.16	(8.83)	0.55	0.00*	0.00*	4.21	3,770	167
Class R
09-30-20+	9.04	0.15•	0.71	0.86	0.17	—	—	0.17	—	9.73	9.54	1.13	1.13	1.13	3.10	20,647	19
03-31-20	10.07	0.32•	(0.97)	(0.65)	0.38	—	—	0.38	—	9.04	(6.80)	1.11	1.11	1.11	3.20	18,459	167
03-31-19	10.08	0.34	0.03	0.37	0.38	—	—	0.38	—	10.07	3.73	1.19	1.19	1.19	3.37	12,425	155
03-31-18	10.04	0.33	0.04	0.37	0.33	—	—	0.33	—	10.08	3.76	1.38	1.30	1.30	3.26	5,168	103
03-31-17	9.86	0.37	0.26	0.63	0.45	—	—	0.45	—	10.04	6.57	1.47	1.31	1.31	3.82	3,955	68
03-31-16	9.90	0.30•	(0.28)	0.02	0.06	—	—	0.06	—	9.86	0.17	1.50	1.26	1.26	3.05	3,397	83
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class R6
09-30-20+	9.12	0.18•	0.72	0.90	0.20	—	—	0.20	—	9.82	9.94	0.57	0.57	0.57	3.68	191,346	19
03-31-20	10.17	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.12	(6.28)	0.55	0.55	0.55	3.75	229,913	167
03-31-19	10.19	0.39	0.04	0.43	0.45	—	—	0.45	—	10.17	4.36	0.58	0.58	0.58	3.82	47,004	155
03-31-18	10.16	0.40	0.04	0.44	0.41	—	—	0.41	—	10.19	4.41	0.74	0.66	0.66	3.88	112,151	103
03-31-17	9.99	0.45	0.25	0.70	0.53	—	—	0.53	—	10.16	7.21	0.83	0.67	0.67	4.46	111,530	68
10-23-15(4) - 03-31-16	10.05	0.16•	(0.14)	0.02	0.08	—	—	0.08	—	9.99	0.21	0.87	0.63	0.63	3.70	109,630	83
Class W
09-30-20+	9.09	0.17•	0.72	0.89	0.19	—	—	0.19	—	9.79	9.87	0.63	0.63	0.63	3.61	49,407	19
03-31-20	10.13	0.38•	(0.99)	(0.61)	0.43	—	—	0.43	—	9.09	(6.37)	0.61	0.61	0.61	3.69	69,522	167
03-31-19	10.13	0.39	0.04	0.43	0.43	—	—	0.43	—	10.13	4.35	0.69	0.69	0.69	3.75	48,251	155
03-31-18	10.09	0.39	0.04	0.43	0.39	—	—	0.39	—	10.13	4.27	0.88	0.80	0.80	3.77	26,567	103
03-31-17	9.90	0.44•	0.26	0.70	0.51	—	—	0.51	—	10.09	7.19	0.97	0.81	0.81	4.38	4,161	68
03-31-16	9.96	0.33•	(0.31)	0.02	0.08	—	—	0.08	—	9.90	0.17	1.00	0.76	0.76	3.33	54	83

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

††
The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund's portfolio turnover rate was 21% for the period ended September 30, 2020 and 40%, 35%, 32%, 50%, and 33% for the fiscal years ended March 31, 2020, 2019, 2018, 2017, 2016, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Term Bond Fund (“Short Term Bond”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least four or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P2, Class P3, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk.To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2020, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $5,405,787 and $17,767,636, respectively, which represents the gross payments to be received by the Funds on OTC purchased options and open forward foreign currency contracts were they to be unwound as of September 30, 2020. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $4,390,000 and $3,140,000, respectively in cash collateral from certain counterparties at September 30, 2020. In addition, Strategic Income Opportunities received U.S. Treasury Bills with an original par value of  $1,286,000 as collateral for open OTC derivatives at September 30, 2020.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2020, Intermediate Bond and Strategic Income Opportunities had a liability position of $941,977, and $16,688,618, respectively, on open forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2020, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2020, Intermediate Bond and Strategic Income Opportunities had pledged $ 460,000 and $5,380,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2020.
	Buy	Sell
Intermediate Bond	$18,062,308	$117,949,850
Strategic Income Opportunities	696,097,699	655,682,529
Certain Funds may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2020, GNMA Income, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2020, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts for GNMA Income and Intermediate Bond at September 30, 2020.
	Purchased	Sold
GNMA Income	$26,802,979	$346,455,414
	Purchased	Sold
Intermediate Bond	1,701,961,374	806,250,525
Short Term Bond	57,094,578	22,029,188
Strategic Income Opportunities	238,284,498	247,725,931
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.
J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At September 30, 2020, Intermediate Bond had pledged $27,000 in cash collateral with certain counter parties for open delayed-delivery or when-issued transactions.
At September 30, 2020, GNMA Income and Intermediate Bond had received $953,080 and $104,021, respectively, in cash collateral with certain counter parties for open delayed-delivery or when-issued transactions.
M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
There were no open purchased forward premium swaptions at September 30, 2020.
During the period ended September 30, 2020, Strategic Income Opportunities had written interest rate swaptions to manage duration and yield curve exposures with an average notional value of  $65,388,000. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions contracts for Strategic Income Opportunities at September 30, 2020.
During the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $305,273,101 and $248,198,271, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Intermediate Bond and Strategic Income Opportunities at September 30, 2020.
During the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of  $131,557,282 and $47,230,997, respectively. There were no open written options on foreign currencies at September 30, 2020.
During the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities had purchased options on exchange-traded funds with average notional values of  $179,263,028 and $105,635,813, respectively, to gain exposure to certain equity market sectors. There were no open purchased options on exchange-traded funds at September 30, 2020.
During the period ended September 30, 2020, Intermediate Bond and Strategic Income Opportunities had purchased options on credit default swap indices with average notional values of  $190,551,000 and $103,381,000 to manage their exposure to certain credit markets. Please refer to the tables within the Portfolios of Investments for open purchased options on credit default swap indices for Intermediate Bond and Strategic Income Opportunities at September 30, 2020.
O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2020, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2020,Intermediate Bond, Short Term Bond and Strategic Income Opportunities had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure within various credit sectors and to hedge the credit risk associated within various sectors with the credit markets. In addition, for the period ended September 30, 2020, Intermediate Bond, Short Term Bond and Strategic Income Opportunities had bought or sold credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market. There were no open credit default swaps to buy or sell protection for Intermediate Bond, Short Term Bond, and Strategic Income Opportunities as of September 30, 2020.
During the period ended September 30, 2020,Intermediate Bond, Short Term Bond and Strategic Income Opportunities had an average notional value on credit default swaps to buy and sell protection as disclosed below:
	Purchased	Sold
Intermediate Bond	$329,636,661	$—
Short Tem Bond	1,104,741	—
Strategic Income Opportunities	129,492,964	15,120,000
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a
Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2020, Strategic Income Opportunities had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $45,688,667.
For the period ended September 30, 2020, Strategic Income Opportunities had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $284,198,271.
Please refer to the tables within the Portfolio of Investments for open interest rate swaps at September 30, 2020.
At September 30, 2020, Intermediate Bond and Strategic Income Opportunities had pledged $3,500,000 and $1,311,846, respectively, as cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2020, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
GNMA Income	$5,227,750	$1,563,164
High Yield Bond	573,075,190	255,169,555
Intermediate Bond	2,739,410,900	1,473,692,791
Short Term Bond	54,576,216	38,766,878
Strategic Income Opportunities	348,027,345	456,625,990
U.S. government securities not included above were as follows:
	Purchases	Sales
GNMA Income	$3,714,244,787	$3,466,923,147
Intermediate Bond	5,691,657,588	5,913,779,336
Short Term Bond	135,725,571	128,783,147
Strategic Income Opportunities	125,297,083	182,508,031

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of GNMA Income, High Yield Bond and Strategic Income Opportunities. These waivers are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.
Fund	Fee
GNMA Income	0.45% on the first $1 billion, 0.43% on the next $500 million and 0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million, 0.55% on the next $4.5 billion and 0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Term Bond	0.25% on all assets
Strategic Income Opportunities	0.50% on all assets
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except Class I, Class P, Class P2, Class P3, Class R6 and Class W) has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Term Bond	0.25%	1.00%	0.50%
Strategic Income Opportunities	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2020, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
GNMA Income	$19,233	$—
High Yield Bond	966	—
Intermediate Bond	10,992	—
Short Term Bond	581	—
Strategic Income Opportunities	6,287	—
Contingent Deferred Sales Charges:
GNMA Income	$3,530	$748
High Yield Bond	—	501
Intermediate Bond	326	718
Strategic Income Opportunities	12,400	11,434
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Index Solution Income Portfolio	Short Term Bond	44.65%
Voya Institutional Trust Company	GNMA Income	15.68
Voya Intermediate Bond Portfolio	High Yield Bond	14.25
Voya Investment Trust Co.	High Yield Bond	9.52
Voya Retirement Insurance and Annuity Company	High Yield Bond	5.22
	Intermediate Bond	10.20

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Solution Income Portfolio	Short Term Bond	16.25
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January 1, 2020, the Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2020, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
GNMA Income	$218,263
High Yield Bond	3,198
Intermediate Bond	78,593
Short Term Bond	8
Strategic Income Opportunities	9,765
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P2	Class P3	Class R	Class R6	Class W
GNMA Income	0.84%	1.59%	0.54%	0.15%	N/A	N/A	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	0.15%	N/A	0.00%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	N/A	N/A	0.00%	1.00%	0.50%	0.50%
Short Term Bond	0.65%	1.40%	0.35%	N/A	0.15%	0.00%	0.90%	0.30%	0.40%
Strategic Income Opportunities	1.15%	1.90%	0.72%	0.15%	N/A	0.00%	1.40%	0.60%	0.90%
With the exception of Strategic Income Opportunities and the non-recoupable Class P management fee waiver for GNMA Income and High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2020 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2021	2022	2023	Total
GNMA Income	$45,839	$116,982	$29,902	$192,723
High Yield Bond	771	795	19,688	21,254
Intermediate Bond	8,916	45,047	72,782	126,745
Short Term Bond	145,983	169,820	246,253	562,056
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2020, are as follows:
	September 30,
	2021	2022	2023	Total
GNMA Income
Class A	$—	$—	$53,214	$53,214
Class C	—	—	4,738	4,738
Class I	241,391	176,119	191,903	609,413
Class P	—	—	122	122
Class W	—	—	13,152	13,152
Short Term Bond
Class I	10,598	11,480	11,035	33,113
The Expense Limitation Agreement is contractual through August 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the period ended September 30, 2020:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
GNMA Income	1	$17,771,000	1.28%
High Yield Bond	4	15,437,000	1.29
Intermediate Bond	2	2,382,500	1.05
Short Term Bond	1	3,786,000	1.04

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2020	17,041,053	—	656,480	(6,803,145)	—	10,894,388	146,321,210	—	5,637,829	(58,396,101)	—	93,562,938
3/31/2020	20,741,177	—	1,241,380	(11,670,558)	—	10,311,999	175,424,054	—	10,520,814	(98,564,317)	—	87,380,551
Class C
9/30/2020	1,079,439	—	38,572	(992,480)	—	125,531	9,224,566	—	329,675	(8,476,100)	—	1,078,141
3/31/2020	715,957	—	113,821	(2,805,702)	—	(1,975,924)	6,017,633	—	958,864	(23,590,724)	—	(16,614,227)
Class I
9/30/2020	44,743,825	—	859,684	(21,550,176)	—	24,053,333	384,940,503	—	7,392,270	(185,327,307)	—	207,005,466
3/31/2020	47,467,729	—	1,345,831	(24,816,202)	—	23,997,358	402,637,399	—	11,427,997	(210,089,972)	—	203,975,424
Class P
5/22/2020(1) -
9/30/2020	3,828	—	44	—	—	3,872	33,000	—	372	—	—	33,372
Class R6
7/31/2020(1) -
9/30/2020	4,213,648	—	17,266	(97,397)	—	4,133,517	36,152,164	—	147,940	(835,173)	—	35,464,931
Class W
9/30/2020	9,113,551	—	205,596	(8,022,700)	—	1,296,447	78,578,554	—	1,769,772	(69,094,597)	—	11,253,729
3/31/2020	10,623,196	—	376,031	(3,784,558)	—	7,214,669	90,107,893	—	3,198,273	(32,083,251)	—	61,222,915
High Yield Bond
Class A
9/30/2020	1,015,874	—	143,197	(1,107,910)	—	51,161	7,706,222	—	1,087,182	(8,284,479)	—	508,925
3/31/2020	2,165,022	—	314,805	(3,880,925)	—	(1,401,098)	17,163,512	—	2,475,988	(30,378,845)	—	(10,739,345)
Class C
9/30/2020	14,112	—	30,332	(285,769)	—	(241,325)	102,208	—	230,068	(2,180,127)	—	(1,847,851)
3/31/2020	135,657	—	74,510	(640,022)	—	(429,855)	1,043,649	—	586,632	(5,074,288)	—	(3,444,007)
Class I
9/30/2020	5,488,499	—	271,511	(3,068,665)	—	2,691,345	41,769,462	—	2,061,250	(22,939,447)	—	20,891,265
3/31/2020	5,514,232	—	588,273	(6,700,287)	—	(597,782)	43,825,729	—	4,624,462	(52,967,067)	—	(4,516,876)
Class P
9/30/2020	27,773,124	—	943,309	(2,840,857)	—	25,875,576	206,276,862	—	7,208,124	(21,921,839)	—	191,563,147
3/31/2020	4,444,532	—	758,284	(6,410,069)	—	(1,207,253)	31,961,979	—	5,961,665	(50,868,102)	—	(12,944,458)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
High Yield Bond (continued)
Class P3
9/30/2020	839,800	—	24,821	(85,078)	—	779,543	6,123,689	—	190,042	(653,183)	—	5,660,548
3/31/2020	163,946	—	345	(1,870)	—	162,421	1,079,822	—	2,446	(12,210)	—	1,070,058
Class R
9/30/2020	7,151	—	2,365	(12,210)	—	(2,694)	54,359	—	17,972	(91,455)	—	(19,124)
3/31/2020	86,955	—	8,075	(148,314)	—	(53,284)	685,862	—	63,829	(1,092,964)	—	(343,273)
Class R6
9/30/2020	21,980,713	—	760,401	(9,529,998)	—	13,211,116	159,727,655	—	5,809,408	(69,386,139)	—	96,150,924
3/31/2020	18,190,543	—	494,422	(2,151,871)	—	16,533,094	132,931,513	—	3,873,560	(16,605,178)	—	120,199,895
Class W
9/30/2020	9,986,163	—	456,753	(9,955,697)	—	487,219	74,705,243	—	3,489,932	(71,245,285)	—	6,949,890
3/31/2020	9,673,020	—	791,877	(3,159,631)	—	7,305,266	75,534,887	—	6,210,804	(24,602,171)	—	57,143,520
Intermediate Bond
Class A
9/30/2020	6,907,486	—	531,068	(7,010,659)	—	427,895	73,428,177	—	5,646,928	(74,072,802)	—	5,002,303
3/31/2020	16,071,031	—	1,099,851	(15,811,149)	267,957	1,627,690	166,370,297	—	11,386,329	(162,385,511)	2,789,429	18,160,544
Class C
9/30/2020	400,190	—	20,295	(623,579)	—	(203,094)	4,229,874	—	215,510	(6,627,279)	—	(2,181,895)
3/31/2020	1,055,682	—	48,840	(1,436,355)	—	(331,833)	10,927,142	—	504,562	(14,810,623)	—	(3,378,919)
Class I
9/30/2020	123,370,857	—	7,968,437	(65,359,442)	—	65,979,852	1,307,623,911	—	84,746,903	(689,683,470)	—	702,687,344
3/31/2020	250,260,793	—	14,521,492	(184,603,928)	—	80,178,357	2,588,026,639	—	150,301,009	(1,891,112,199)	—	847,215,449
Class O(2)
9/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2020	764	—	4,926	(8,086)	(267,957)	(270,353)	7,896	—	50,749	(82,889)	(2,789,429)	(2,813,673)
Class P3
9/30/2020	1,452,961	—	50,551	(727,703)	—	775,809	15,325,138	—	538,301	(7,730,300)	—	8,133,139
3/31/2020	2,525,823	—	75,862	(2,155,864)	—	445,821	26,002,901	—	785,587	(22,158,664)	—	4,629,824
Class R
9/30/2020	1,898,945	—	254,935	(2,893,320)	—	(739,440)	20,224,146	—	2,713,639	(30,733,147)	—	(7,795,362)
3/31/2020	5,658,896	—	514,077	(4,668,322)	—	1,504,651	58,523,196	—	5,328,302	(48,214,716)	—	15,636,782
Class R6
9/30/2020	59,066,596	—	4,125,262	(30,035,219)	—	33,156,639	625,477,445	—	43,879,418	(318,460,783)	—	350,896,080
3/31/2020	98,347,226	—	7,012,519	(61,939,704)	—	43,420,041	1,021,901,643	—	72,601,626	(636,316,473)	—	458,186,796
Class W
9/30/2020	7,460,842	—	352,670	(8,679,722)	—	(866,210)	79,198,202	—	3,750,295	(89,949,885)	—	(7,001,388)
3/31/2020	11,653,738	—	675,903	(5,103,415)	—	7,226,226	120,622,599	—	6,996,055	(52,350,058)	—	75,268,596
Short Term Bond
Class A
9/30/2020	1,330,909	—	14,792	(24,446)	—	1,321,255	13,132,478	—	146,441	(241,243)	—	13,037,676
3/31/2020	1,018,684	—	16,685	(1,770,466)	—	(735,097)	10,049,550	—	163,960	(17,465,867)	—	(7,252,357)
Class C
9/30/2020	39,824	—	235	(7,431)	—	32,628	396,160	—	2,319	(73,522)	—	324,957
3/31/2020	67,423	—	890	(139,551)	—	(71,238)	666,843	—	8,753	(1,370,500)	—	(694,904)
Class I
9/30/2020	523,627	—	15,176	(171,020)	—	367,783	5,197,339	—	149,841	(1,696,320)	—	3,650,860
3/31/2020	585,982	—	27,123	(314,732)	—	298,373	5,768,478	—	266,726	(3,090,252)	—	2,944,952
Class P2
9/30/2020	4,799,779	—	113,595	(956,850)	—	3,956,524	46,596,804	—	1,122,208	(9,396,706)	—	38,322,306
10/22/2019(1) -
3/31/2020	6,211,230	—	67,215	(1,112,130)	—	5,166,315	61,353,506	—	660,465	(10,775,852)	—	51,238,119
Class P3
9/30/2020	68,565	—	4,471	(318,337)	—	(245,301)	676,662	—	44,087	(3,080,235)	—	(2,359,486)
3/31/2020	670,165	—	17,116	(475,172)	—	212,109	6,579,444	—	168,320	(4,594,498)	—	2,153,266

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Short Term Bond (continued)
Class R
9/30/2020	82	—	3	0*	—	85	810	—	31	0*	—	841
3/31/2020	—	—	6	—	—	6	—	—	60	—	—	60
Class R6
9/30/2020	847,046	—	62,175	(5,997,575)	—	(5,088,354)	8,361,348	—	613,598	(57,987,707)	—	(49,012,761)
3/31/2020	14,157,093	—	350,993	(13,078,412)	—	1,429,674	138,912,667	—	3,454,516	(127,422,594)	—	14,944,589
Class W
9/30/2020	2,189,216	—	17,662	(165,408)	—	2,041,470	21,435,849	—	175,553	(1,643,569)	—	19,967,833
3/31/2020	16,095	—	1,149	(60,465)	—	(43,221)	159,000	—	11,347	(580,726)	—	(410,379)
Strategic Income Opportunities
Class A
9/30/2020	2,790,092	—	274,727	(3,644,393)	—	(579,574)	26,495,253	—	2,647,445	(34,782,803)	—	(5,640,105)
3/31/2020	23,902,684	—	695,363	(21,206,575)	—	3,391,472	244,819,457	—	7,089,898	(214,573,951)	—	37,335,404
Class C
9/30/2020	688,137	—	78,823	(824,589)	—	(57,629)	6,483,327	—	748,657	(7,771,796)	—	(539,812)
3/31/2020	4,396,854	—	126,789	(1,186,101)	—	3,337,542	44,456,409	—	1,269,302	(11,772,089)	—	33,953,622
Class I
9/30/2020	45,099,773	—	3,920,279	(67,755,206)	—	(18,735,154)	431,303,585	—	37,916,424	(650,999,577)	—	(181,779,568)
3/31/2020	195,469,467	—	7,191,414	(91,955,251)	—	110,705,630	2,000,948,486	—	73,423,768	(914,265,041)	—	1,160,107,213
Class P
9/30/2020	691,537	—	38,281	(22,247)	—	707,571	6,382,889	—	369,415	(207,472)	—	6,544,832
3/31/2020	1,163,131	—	49,314	(167,206)	—	1,045,239	11,845,242	—	502,612	(1,717,991)	—	10,629,863
Class P3
9/30/2020	100,787	—	5,890	(397,863)	—	(291,186)	957,862	—	56,632	(3,867,232)	—	(2,852,738)
8/1/2019(1) -
3/31/2020	763,159	—	13,658	(365,126)	—	411,691	7,839,386	—	139,321	(3,751,777)	—	4,226,930
Class R
9/30/2020	310,733	—	36,862	(267,510)	—	80,085	2,949,933	—	352,523	(2,537,124)	—	765,332
3/31/2020	988,581	—	59,448	(240,623)	—	807,406	10,052,447	—	599,353	(2,353,160)	—	8,298,640
Class R6
9/30/2020	1,951,116	—	421,305	(8,077,052)	—	(5,704,631)	18,775,527	—	4,057,066	(75,702,824)	—	(52,870,231)
3/31/2020	30,312,878	—	957,844	(10,693,475)	—	20,577,247	308,585,262	—	9,766,425	(109,376,847)	—	208,974,840
Class W
9/30/2020	1,022,587	—	117,295	(3,737,415)	—	(2,597,533)	9,726,294	—	1,124,826	(35,778,229)	—	(24,927,109)
3/31/2020	5,835,417	—	250,569	(3,206,738)	—	2,879,248	59,381,373	—	2,541,388	(31,497,257)	—	30,425,504

(1)
Commencement of operations.

(2)
Class O converted to Class A on November 22, 2019.

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — UNFUNDED LOAN COMMITMENTS
Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. At September 30, 2020, Strategic Income Opportunities had the following unfunded loan commitments:
Loan	Unfunded Loan Commitment	Unrealized Appreciation/ (Depreciation) at 9/30/20*
Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan	$25,931	$289
	$25,931	$289

*
The unrealized appreciation/(depreciation) on these commitments as of September 30, 2020 is included in the Investments in securities at fair value on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2020:
High Yield Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$6,517,886	$(6,517,886)	$—
BNP Paribas	248,260	(248,260)	—
BNP Paribas Prime Brokerage Intl Ltd	2,137,589	(2,137,589)	—
Citadel Clearing LLC	515,440	(515,440)	—
Citigroup Global Markets Inc.	2,597,553	(2,597,553)	—
Deutsche Bank Securities Inc.	1,052,278	(1,052,278)	—
Goldman Sachs & Co. LLC	3,385,708	(3,385,708)	—
J.P. Morgan Securities LLC	4,682,722	(4,682,722)	—
Jefferies LLC	308,968	(308,968)	—
Morgan Stanley & Co. LLC	2,249,472	(2,249,472)	—
Scotia Capital (USA) Inc.	2,765,083	(2,765,083)	—
State Street Bank and Trust Company	1,032,877	(1,032,877)	—
UBS AG	529,912	(529,912)	—
Wells Fargo Securities LLC	4,846,290	(4,846,290)	—
	$32,870,038	$(32,870,038)	$—

(1)
Cash collateral with a fair value of  $33,672,024 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$6,634,712	$(6,634,712)	$—
Barclays Capital Inc.	1,647,123	(1,647,123)	—
BMO Capital Markets Corp.	5,619,888	(5,619,888)	—
BNP Paribas	57,342,835	(57,342,835)	—
BNP Paribas Prime Brokerage Intl Ltd	2,177,169	(2,177,169)	—
BNP Paribas Securities Corp.	1,362,737	(1,362,737)	—
BofA Securities Inc.	713,694	(713,694)	—
Canadian Imperial Bank of Commerce	8,578,508	(8,578,508)	—
CIBC World Markets Inc.	2,083,912	(2,083,912)	—
Citadel Clearing LLC	2,806,052	(2,806,052)	—
Citigroup Global Markets Inc.	1,464,359	(1,464,359)	—
Credit Suisse Securities (Europe) Limited	3,170,627	(3,170,627)	—
Daiwa Capital Markets America Inc.	1,673,188	(1,673,188)	—
Deutsche Bank Securities Inc.	314,535	(314,535)	—
Goldman Sachs International	365,621	(365,621)	—
Goldman Sachs & Co. LLC	3,579,032	(3,579,032)	—
HSBC Securities (USA) Inc.	2,095,526	(2,095,526)	—
J.P. Morgan Securities LLC	1,651,142	(1,651,142)	—
Jefferies LLC	1,435,947	(1,435,947)	—
Merrill Lynch International	522,644	(522,644)	—
Morgan Stanley & Co. LLC	5,972,276	(5,972,276)	—
MUFG Securities Americas Inc.	2,025,293	(2,025,293)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Intermediate Bond (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc.	204,727	(204,727)	—
National Financial Services LLC	929,919	(929,919)	—
Nomura International PLC	1,447,496	(1,447,496)	—
Nomura Securities International, Inc.	4,905,597	(4,905,597)	—
Raymond James & Associates, Inc.	2,178,738	(2,178,738)	—
RBC Capital Markets, LLC	3,767,594	(3,767,594)	—
RBC Dominion Securities Inc.	2,196,626	(2,196,626)	—
Scotia Capital (USA) Inc.	12,099,937	(12,099,937)	—
SunTrust Robinson Humphrey,Inc.	493,277	(493,277)	—
TD Securities (USA) Inc.	1,119,346	(1,119,346)	—
Wells Fargo Bank NA	2,764,216	(2,764,216)	—
Wells Fargo Securities LLC	12,390,781	(12,390,781)	—
	$157,735,074	$(157,735,074)	$—

(1)
Cash collateral with a fair value of  $161,465,675 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Term Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$153,408	$(153,408)	$—
Jefferies LLC	5,149	(5,149)
Morgan Stanley & Co. LLC	99,957	(99,957)
National Bank Financial Inc.	102,443	(102,443)	—
	$360,957	$(360,957)	$—

(1)
Cash collateral with a fair value of  $370,727 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$555,763	$(555,763)	$—
Citigroup Global Markets Limited	292,496	(292,496)	—
Credit Suisse Securities (Europe) Limited	356,084	(356,084)	—
Goldman Sachs & Co. LLC	855,715	(855,715)	—
J.P. Morgan Securities LLC	1,398,670	(1,398,670)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Jefferies LLC	511,617	(511,617)	—
JP Morgan Securities, Plc.	297,907	(297,907)	—
Merrill Lynch International	209,058	(209,058)	—
Morgan Stanley & Co. LLC	130,121	(130,121)	—
RBC Capital Markets, LLC	523,465	(523,465)	—
RBC Dominion Securities Inc.	526	(526)	—
State Street Bank and Trust Company	881,257	(881,257)	—
UBS AG	254,309	(254,309)	—
Total	$6,266,988	$(6,266,988)	$—

(1)
Cash collateral with a fair value of  $6,463,291 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, swaps, capital loss carryforwards and wash sale deferrals and de minimis distributions in excess of net investment income.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2020	Year Ended March 31, 2019
	Ordinary Income	Ordinary Income
GNMA Income	$30,231,110	$23,520,674
High Yield Bond	24,390,426	26,878,797
Intermediate Bond	275,742,907	195,005,912
Short Term Bond	4,832,256	2,843,503
Strategic Income Opportunities	101,210,502	35,376,185

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
GNMA Income	$426,852	$—	$52,502,339	$(21,981,363)	Short-term	None
				(26,259,304)	Long-term	None
				$(48,240,667)
High Yield Bond	—	—	(35,540,695)	(1,269,613)	Short-term	None
				(23,599,479)	Long-term	None
				$(24,869,092)
Intermediate Bond	146,781,086	26,007,065	(186,852,493)	—	—	—
Short Term Bond	237,023	—	(5,993,397)	(1,143,123)	Short-term	None
				(1,895,273)	Long-term	None
				$(3,038,396)
Strategic Income Opportunities	1,587,263	—	(282,167,307)	(5,275,074)	Short-term	None
				(38,368,607)	Long-term	None
				$(43,643,681)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 —  LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from
LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION (continued)

significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2020, the Funds declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
GNMA Income
Class A	$0.0110	November 2, 2020	Daily
Class C	$0.0055	November 2, 2020	Daily
Class I	$0.0131	November 2, 2020	Daily
Class P	$0.0168	November 2, 2020	Daily
Class R6	$0.0131	November 2, 2020	Daily
Class W	$0.0128	November 2, 2020	Daily
High Yield Bond
Class A	$0.0330	November 2, 2020	Daily
Class C	$0.0281	November 2, 2020	Daily
Class I	$0.0352	November 2, 2020	Daily
Class P	$0.0396	November 2, 2020	Daily
Class P3	$0.0401	November 2, 2020	Daily
Class R	$0.0314	November 2, 2020	Daily
Class R6	$0.0357	November 2, 2020	Daily
Class W	$0.0347	November 2, 2020	Daily
Intermediate Bond
Class A	$0.0258	November 2, 2020	Daily
Class C	$0.0189	November 2, 2020	Daily
Class I	$0.0287	November 2, 2020	Daily
Class P3	$0.0319	November 2, 2020	Daily
Class R	$0.0235	November 2, 2020	Daily
Class R6	$0.0290	November 2, 2020	Daily
Class W	$0.0280	November 2, 2020	Daily
Short Term Bond
Class A	$0.0143	November 2, 2020	Daily
Class C	$0.0079	November 2, 2020	Daily
Class I	$0.0168	November 2, 2020	Daily
Class P2	$0.0228	November 2, 2020	Daily
Class P3	$0.0211	November 2, 2020	Daily
Class R	$0.0122	November 2, 2020	Daily
Class R6	$0.0171	November 2, 2020	Daily
Class W	$0.0164	November 2, 2020	Daily
Strategic Income Opportunities
Class A	$0.0291	November 2, 2020	Daily
Class C	$0.0225	November 2, 2020	Daily
Class I	$0.0321	November 2, 2020	Daily
Class P	$0.0367	November 2, 2020	Daily
Class P3	$0.0327	November 2, 2020	Daily
Class R	$0.0268	November 2, 2020	Daily
Class R6	$0.0325	November 2, 2020	Daily
Class W	$0.0311	November 2, 2020	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

U.S. Government Agency Obligations	60.1%
Collateralized Mortgage Obligations	53.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Liabilities in Excess of Other Assets*	(13.8)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 53.4%
1,704,256	Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,341,041	0.1
2,689,871	Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,366,617	0.2
7,435,115	Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,500,070	0.6
2,186,824	Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,617,461	0.2
1,174,901	Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,295,958	0.1
4,182,921 (1)	Fannie Mae 2010-150 PS, 6.452%, (-1.000*US0001M + 6.600%), 12/25/2039	280,371	0.0
5,256,960 (1)	Fannie Mae 2010-95 SB, 6.452%, (-1.000*US0001M + 6.600%), 09/25/2040	939,696	0.1
5,035,340	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,808,360	0.4
7,813,178 (1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	871,455	0.1
23,091,160 (1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,525,093	0.1
233,844 (2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.855%, 04/25/2042	245,131	0.0
1,105,687 (2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.273%, 01/25/2042	1,163,688	0.1
1,283,535	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,525,478	0.1
2,946,519	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,278,823	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,429	Fannie Mae REMIC Trust 2004-61 SH, 23.396%, (-3.998*US0001M + 23.988%), 11/25/2032	$183,419	0.0
3,396,522 (2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.992%, 03/25/2043	3,445,113	0.2
3,233,541	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,621,657	0.2
685,477 (1)	Fannie Mae REMIC Trust 2005-17 ES, 6.602%, (-1.000*US0001M + 6.750%), 03/25/2035	95,412	0.0
627,734	Fannie Mae REMIC Trust 2005-59 NQ, 16.505%, (-2.500*US0001M + 16.875%), 05/25/2035	797,271	0.0
679,358	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	779,532	0.0
171,684	Fannie Mae REMIC Trust 2006-115 ES, 25.968%, (-4.000*US0001M + 26.560%), 12/25/2036	285,802	0.0
1,230,313 (1)	Fannie Mae REMIC Trust 2006-36 SP, 6.552%, (-1.000*US0001M + 6.700%), 05/25/2036	235,120	0.0
3,720,166 (1)	Fannie Mae REMIC Trust 2006-79 SH, 6.302%, (-1.000*US0001M + 6.450%), 08/25/2036	986,113	0.1
285,314 (2)	Fannie Mae REMIC Trust 2009-12 LK, 10.227%, 03/25/2039	337,451	0.0
1,861,549	Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,395,121	0.1
4,056,827	Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	4,337,361	0.3
5,084,839	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	6,184,161	0.4
1,693,179	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,866,287	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,249,984 (1)	Fannie Mae REMIC Trust 2012-128 VS, 6.102%, (-1.000*US0001M + 6.250%), 06/25/2042	$1,034,893	0.1
4,741,007 (1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	290,245	0.0
2,928,538 (1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	377,641	0.0
2,355,473 (1)	Fannie Mae REMIC Trust 2012-68 SD, 6.552%, (-1.000*US0001M + 6.700%), 06/25/2032	465,125	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	4,101,009	0.2
958,175 (1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	102,034	0.0
2,791,337 (1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	210,322	0.0
103,071	Fannie Mae REMICS 2004-89 ES, 12.954%, (-1.850*US0001M + 13.228%), 08/25/2034	103,867	0.0
4,640 (3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	4,404	0.0
1,000,000	Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,151,967	0.1
1,984,167	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,315,389	0.1
4,474,875 (1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	285,898	0.0
10,284,488	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,454,037	0.7
2,500,000	Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,858,230	0.2
2,785,806 (3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	2,577,491	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,245,735	Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	$1,373,764	0.1
14,255,745 (1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	1,178,664	0.1
5,120,142	Fannie Mae Series 2016-51 S, 5.772%, (-1.000*US0001M + 5.920%), 10/25/2043	5,768,402	0.3
2,410,338 (2)	Fannie Mae Trust 2004-W2 3A, 3.839%, 02/25/2044	2,536,081	0.2
2,220,522 (2)	Fannie Mae Trust 2004-W2 4A, 3.818%, 02/25/2044	2,327,519	0.1
1,693,234	Fannie Mae REMICS 2010-26 F, 0.918%, (US0001M + 0.770%), 11/25/2036	1,729,610	0.1
1,779,488	Fannie Mae REMICS 2010-39 FN, 0.978%, (US0001M + 0.830%), 05/25/2040	1,814,077	0.1
4,233,944 (1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	389,222	0.0
3,457,510 (1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	300,595	0.0
4,283,554	Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,890,848	0.3
4,943,595	Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,700,890	0.4
2,587,291	Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,101,703	0.2
2,563,152	Freddie Mac REMIC Trust 2005-S001 2A2, 0.298%, (US0001M + 0.150%), 09/25/2045	2,539,464	0.2
491,587	Freddie Mac REMIC Trust 2653 SC, 6.722%, (-0.500*US0001M + 6.800%), 07/15/2033	563,619	0.0
1,275,099	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,550,428	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
144,648	Freddie Mac REMIC Trust 3012 ST, 21.411%, (-3.600*US0001M + 21.960%), 04/15/2035	$211,259	0.0
328,734	Freddie Mac REMIC Trust 3065 DC, 19.403%, (-3.000*US0001M + 19.860%), 03/15/2035	471,017	0.0
620,088	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	728,745	0.0
4,234,626 (1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	88,254	0.0
331,003 (1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	61,372	0.0
2,403 (1)	Freddie Mac REMIC Trust 3753 PS, 5.948%, (-1.000*US0001M + 6.100%), 06/15/2040	6	0.0
450,173	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	489,405	0.0
2,425,597	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	2,726,265	0.2
816,729 (1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	42,002	0.0
3,239,149	Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,584,114	0.3
1,326,448	Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,450,603	0.1
6,573,000	Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	6,823,386	0.4
1,284,412	Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,725,126	0.1
1,561,073 (2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.913%, 07/25/2033	1,641,369	0.1
999,879 (2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.919%, 02/25/2043	1,073,220	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
103,440 (1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.852%, (-1.000*US0001M + 8.000%), 10/25/2023	$9,767	0.0
5,075,000	Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,881,605	0.4
8,834,409	Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,996,482	0.6
3,694,616	Freddie Mac REMICS 4249 CS, 4.534%, (-0.750*US0001M + 4.650%), 09/15/2043	3,780,337	0.2
2,877,185	Freddie Mac REMICS 4274 US, 5.698%, (-1.000*US0001M + 5.850%), 10/15/2035	3,190,871	0.2
9,618,729	Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	11,557,258	0.7
6,782,860	Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,793,357	0.5
6,067,209	Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	6,246,366	0.4
4,226,978	Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	4,355,401	0.3
2,597,868	Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,798,729	0.2
1,139,427	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,311,273	0.1
5,491,131	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,982,227	0.4
763,617	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	965,450	0.1
595,529	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	823,269	0.1
4,335,595	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,348,333	0.3
629,760	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	721,508	0.0
1,539,140	Ginnie Mae 2009-H01 FA, 1.306%, (US0001M + 1.150%), 11/20/2059	1,552,927	0.1
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,428,469	0.2
4,074,703	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,436,774	0.3
4,252,123 (3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	3,987,460	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,397,335 (1)	Ginnie Mae 2014-107 XS, 5.448%, (-1.000*US0001M + 5.600%), 07/16/2044	$616,101	0.0
1,643,643 (1)	Ginnie Mae 2014-96 SQ, 5.448%, (-1.000*US0001M + 5.600%), 07/16/2044	288,389	0.0
10,231,369	Ginnie Mae 2015-H13 FG, 0.555%, (US0001M + 0.400%), 04/20/2065	10,231,035	0.6
20,276,671 (1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,536,999	0.2
1,426,234 (1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	86,985	0.0
18,523,177	Ginnie Mae 2016-H20 FB, 0.705%, (US0001M + 0.550%), 09/20/2066	18,605,550	1.1
1,481,378 (1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	185,040	0.0
3,141,815	Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	3,473,796	0.2
116,329	Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	129,357	0.0
1,065,008	Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,179,555	0.1
742,121	Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	848,113	0.1
366,189 (3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	348,438	0.0
2,797,217	Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	3,137,547	0.2
2,885,717	Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	3,240,011	0.2
1,146,380 (1)	Ginnie Mae Series 2004-98 SA, 6.544%, (-1.000*US0001M + 6.700%), 11/20/2034	293,934	0.0
944,878	Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,076,188	0.1
273,487 (1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	41,225	0.0
745,815 (1)	Ginnie Mae Series 2005-7 AH, 6.618%, (-1.000*US0001M + 6.770%), 02/16/2035	159,144	0.0
880,906 (1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	164,627	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,270	Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	$577,294	0.0
238,877	Ginnie Mae Series 2005-91 UP, 13.996%, (-2.000*US0001M + 14.300%), 09/16/2031	302,388	0.0
8,452,803	Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,718,868	0.6
1,553,355	Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,806,632	0.1
7,775,191 (1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	74,327	0.0
2,546,259	Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,942,745	0.2
1,763,335 (1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	451,422	0.0
9,237	Ginnie Mae Series 2007-37 S, 24.742%, (-3.667*US0001M + 25.300%), 04/16/2037	9,465	0.0
1,799,246 (3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,647,405	0.1
105,001	Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	120,228	0.0
332,181	Ginnie Mae Series 2007-48 SY, 19.794%, (-3.000*US0001M + 20.250%), 08/16/2037	493,249	0.0
1,993,913 (1)	Ginnie Mae Series 2007-53 SC, 6.344%, (-1.000*US0001M + 6.500%), 09/20/2037	487,911	0.0
56,743	Ginnie Mae Series 2007-53 SW, 19.736%, (-3.000*US0001M + 20.205%), 09/20/2037	85,999	0.0
1,081,794	Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,212,132	0.1
3,021,657	Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,615,998	0.2
586,290 (1)	Ginnie Mae Series 2008-3 SA, 6.394%, (-1.000*US0001M + 6.550%), 01/20/2038	142,730	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,072,889 (1)	Ginnie Mae Series 2008-40 PS, 6.348%, (-1.000*US0001M + 6.500%), 05/16/2038	$224,272	0.0
2,580,972 (1)	Ginnie Mae Series 2008-82 SA, 5.844%, (-1.000*US0001M + 6.000%), 09/20/2038	567,840	0.0
4,562,466 (1)	Ginnie Mae Series 2009-110 SA, 6.198%, (-1.000*US0001M + 6.350%), 04/16/2039	511,853	0.0
813,378	Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	975,316	0.1
1,519,114	Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,752,040	0.1
1,029,000	Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,239,416	0.1
2,592,565	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,980,280	0.2
2,393,757	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,695,505	0.2
3,184,621	Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,670,074	0.2
273,934 (1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	10,538	0.0
1,991,819	Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,668,517	0.2
5,929,740	Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,579,795	0.5
3,405,172	Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,469,453	0.3
1,548,734 (1)	Ginnie Mae Series 2009-66 QS, 5.944%, (-1.000*US0001M + 6.100%), 07/20/2039	209,166	0.0
866,645 (1)	Ginnie Mae Series 2009-77 SA, 5.998%, (-1.000*US0001M + 6.150%), 09/16/2039	187,366	0.0
3,657,445	Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,324,795	0.3
1,033,313	Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,415,246	0.1
620,591	Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	740,308	0.0
1,465,476	Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,835,207	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,942,579 (1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	$218,849	0.0
10,371,000	Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	12,082,271	0.7
1,641,004 (1)	Ginnie Mae Series 2010-116 NS, 6.498%, (-1.000*US0001M + 6.650%), 09/16/2040	329,866	0.0
141,493 (1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	10,623	0.0
1,500,000	Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,733,664	0.1
3,146,778	Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	3,275,916	0.2
1,220,816 (1)	Ginnie Mae Series 2010-158 SA, 5.894%, (-1.000*US0001M + 6.050%), 12/20/2040	234,460	0.0
1,476,023	Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,680,522	0.1
16,660,249 (1)	Ginnie Mae Series 2010-166 GS, 5.844%, (-1.000*US0001M + 6.000%), 12/20/2040	2,872,179	0.2
1,424,144 (1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	100,343	0.0
1,790,185	Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,993,839	0.1
2,849,503	Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	3,054,687	0.2
434,151 (1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	39,227	0.0
1,902,800	Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,173,541	0.1
1,941,495 (1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	306,070	0.0
5,241,521	Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	6,311,643	0.4
1,430,454	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,615,124	0.1
4,281,130	Ginnie Mae Series 2010-H01 FA, 0.990%, (US0001M + 0.820%), 01/20/2060	4,318,107	0.3
10,447,506	Ginnie Mae Series 2010-H10 FB, 1.170%, (US0001M + 1.000%), 05/20/2060	10,612,133	0.7
6,086,803	Ginnie Mae Series 2010-H10 FC, 1.170%, (US0001M + 1.000%), 05/20/2060	6,170,551	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,608,333	Ginnie Mae Series 2010-H20 AF, 0.485%, (US0001M + 0.330%), 10/20/2060	$1,605,492	0.1
336,327 (1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	43,989	0.0
3,766,503 (1)	Ginnie Mae Series 2011-141 PS, 6.548%, (-1.000*US0001M + 6.700%), 06/16/2041	739,374	0.0
100,013	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	111,334	0.0
246,611 (2)	Ginnie Mae Series 2011-169 BG, 5.433%, 04/16/2039	276,708	0.0
7,326,826	Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,070,137	0.5
1,849,190	Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	2,007,565	0.1
3,832,637 (1)	Ginnie Mae Series 2011-73 LS, 6.534%, (-1.000*US0001M + 6.690%), 08/20/2039	285,916	0.0
3,765,551	Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	4,133,300	0.3
2,845,955	Ginnie Mae Series 2011-H03 FA, 0.655%, (US0001M + 0.500%), 01/20/2061	2,852,961	0.2
1,056,453	Ginnie Mae Series 2011-H07 FA, 0.655%, (US0001M + 0.500%), 02/20/2061	1,058,191	0.1
809,604	Ginnie Mae Series 2011-H11 FB, 0.655%, (US0001M + 0.500%), 04/20/2061	811,420	0.1
941,830 (1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	28,990	0.0
2,281,366 (1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	148,884	0.0
519,093 (1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	38,429	0.0
6,431,933 (1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	325,849	0.0
538,216 (1)	Ginnie Mae Series 2012-34 MS, 6.548%, (-1.000*US0001M + 6.700%), 04/16/2041	83,693	0.0
23,377	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	23,528	0.0
4,247,673 (1)	Ginnie Mae Series 2012-48 SA, 6.498%, (-1.000*US0001M + 6.650%), 04/16/2042	1,039,178	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,940,811 (1)	Ginnie Mae Series 2012-60 SG, 5.948%, (-1.000*US0001M + 6.100%), 05/16/2042	$1,397,962	0.1
1,417,591 (1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	163,289	0.0
1,933,823	Ginnie Mae Series 2012-H11 VA, 0.805%, (US0001M + 0.650%), 05/20/2062	1,949,048	0.1
18,624,870	Ginnie Mae Series 2012-H12 FB, 1.205%, (US0001M + 1.050%), 02/20/2062	18,877,959	1.2
1,131,827	Ginnie Mae Series 2012-H14 FK, 0.735%, (US0001M + 0.580%), 07/20/2062	1,135,833	0.1
8,766,785	Ginnie Mae Series 2012-H20 BA, 0.715%, (US0001M + 0.560%), 09/20/2062	8,793,311	0.5
1,644,683	Ginnie Mae Series 2012-H31 FD, 0.495%, (US0001M + 0.340%), 12/20/2062	1,642,026	0.1
7,000,000	Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	8,163,987	0.5
1,390,095	Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,514,400	0.1
1,900,000 (1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	397,212	0.0
1,050,166 (1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	111,735	0.0
5,432,632 (1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	777,906	0.1
2,304,241 (1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	93,335	0.0
2,247,190	Ginnie Mae Series 2013-H08 BF, 0.555%, (US0001M + 0.400%), 03/20/2063	2,246,461	0.1
3,174,904	Ginnie Mae Series 2013-H10 FT, 0.580%, (H15T1Y + 0.450%), 04/20/2063	3,150,233	0.2
4,822,933	Ginnie Mae Series 2013-H14 FC, 0.625%, (US0001M + 0.470%), 06/20/2063	4,829,436	0.3
848,820	Ginnie Mae Series 2013-H18 BA, 0.755%, (US0001M + 0.600%), 07/20/2063	852,625	0.1
4,020,432	Ginnie Mae Series 2013-H19 DF, 0.805%, (US0001M + 0.650%), 05/20/2063	4,039,982	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,613,798	Ginnie Mae Series 2013-H20 FB, 1.155%, (US0001M + 1.000%), 08/20/2063	$2,639,586	0.2
3,465,018	Ginnie Mae Series 2013-H23 FA, 1.455%, (US0001M + 1.300%), 09/20/2063	3,521,308	0.2
466,693	Ginnie Mae Series 2013-H24 FB, 0.885%, (US0001M + 0.730%), 09/20/2063	469,359	0.0
2,793,200	Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,303,124	0.2
8,947,594	Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	9,771,866	0.6
1,807,715 (1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	317,643	0.0
2,695,698 (1)	Ginnie Mae Series 2014-30 ES, 4.844%, (-1.000*US0001M + 5.000%), 03/20/2040	411,479	0.0
7,993,883	Ginnie Mae Series 2014-H05 FB, 0.755%, (US0001M + 0.600%), 12/20/2063	8,029,687	0.5
9,920,963 (2)	Ginnie Mae Series 2015-10 Q, 2.329%, 10/20/2044	10,745,153	0.7
2,364,266 (1)	Ginnie Mae Series 2015-141 IX, 2.030%, (-0.714*US0001M + 2.142%), 06/20/2045	222,364	0.0
12,125,000	Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,807,290	0.8
2,761,499 (1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	272,282	0.0
8,275,812	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	8,816,646	0.5
3,408,441	Ginnie Mae Series 2015-H31 FT, 0.805%, (US0001M + 0.650%), 11/20/2065	3,423,674	0.2
11,843,311 (1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,472,153	0.1
5,269,756 (2)	Ginnie Mae Series 2016-5 AB, 4.682%, 01/20/2046	6,013,063	0.4
7,907,473	Ginnie Mae Series 2016-H08 FT, 0.875%, (US0001M + 0.720%), 02/20/2066	7,955,074	0.5
2,890,000	Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,143,663	0.2
2,369,410	Ginnie Mae Series 2017-H19 FA, 0.605%, (US0001M + 0.450%), 08/20/2067	2,371,646	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
35,044,122	Ginnie Mae Series 2017-H23 FC, 0.605%, (US0001M + 0.450%), 11/20/2067	$35,086,301	2.1
2,951,900	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,150,948	0.2
1,895,144	Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	313,587	0.0
3,351,231	Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,808,550	0.2
6,987,753	Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	8,157,287	0.5
850,149	Ginnie Mae Series 2011-128 TF, 0.602%, (US0001M + 0.450%), 05/16/2041	855,765	0.1
5,916,717	Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	6,187,800	0.4
1,940,836	Ginnie Mae Series 2011-H01 AF, 0.605%, (US0001M + 0.450%), 11/20/2060	1,943,195	0.1
2,031,849	Ginnie Mae Series 2011-H20 FA, 0.705%, (US0001M + 0.550%), 09/20/2061	2,039,293	0.1
6,311,363	Ginnie Mae Series 2012-77 FE, 0.542%, (US0001M + 0.390%), 05/16/2041	6,343,305	0.4
1,378,714 (1)	Ginnie Mae Series 2012-93 NS, 5.944%, (-1.000*US0001M + 6.100%), 07/20/2042	265,697	0.0
10,754,076	Ginnie Mae Series 2012-H08 FA, 0.755%, (US0001M + 0.600%), 01/20/2062	10,802,930	0.7
4,335,365	Ginnie Mae Series 2012-H08 FB, 0.755%, (US0001M + 0.600%), 03/20/2062	4,352,323	0.3
1,505,112	Ginnie Mae Series 2012-H11 GA, 0.735%, (US0001M + 0.580%), 05/20/2062	1,510,220	0.1
2,843,941	Ginnie Mae Series 2012-H12 FA, 0.705%, (US0001M + 0.550%), 04/20/2062	2,852,636	0.2
2,999,486	Ginnie Mae Series 2012-H20 PT, 1.011%, (US0001M + 0.005%), 07/20/2062	2,997,490	0.2
3,585,918	Ginnie Mae Series 2012-H26 BA, 0.505%, (US0001M + 0.350%), 10/20/2062	3,581,781	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
377,232	Ginnie Mae Series 2012-H29 FA, 0.670%, (US0001M + 0.515%), 10/20/2062	$378,095	0.0
1,733,190	Ginnie Mae Series 2012-H30 GA, 0.505%, (US0001M + 0.350%), 12/20/2062	1,731,318	0.1
652,312	Ginnie Mae Series 2013-62 KS, 3.844%, (-1.000*US0001M + 4.000%), 03/20/2043	646,048	0.0
1,354,503 (1)	Ginnie Mae Series 2013-88 AI, 5.693%, (-1.000*US0001M + 5.850%), 06/20/2043	266,700	0.0
1,930,340 (1)	Ginnie Mae Series 2013-99 SK, 5.743%, (-1.000*US0001M + 5.900%), 07/20/2043	364,002	0.0
2,497,648	Ginnie Mae Series 2013-H02 FD, 0.495%, (US0001M + 0.340%), 12/20/2062	2,494,481	0.2
502,685	Ginnie Mae Series 2013-H07 HA, 0.565%, (US0001M + 0.410%), 03/20/2063	502,782	0.0
1,991,668	Ginnie Mae Series 2013-H13 FS, 1.155%, (US0001M + 1.000%), 06/20/2063	2,030,955	0.1
1,520,074	Ginnie Mae Series 2013-H14 FD, 0.625%, (US0001M + 0.470%), 06/20/2063	1,522,221	0.1
1,358,948	Ginnie Mae Series 2013-H14 FG, 0.625%, (US0001M + 0.470%), 05/20/2063	1,360,984	0.1
1,195,005	Ginnie Mae Series 2013-H15 FA, 0.695%, (US0001M + 0.540%), 06/20/2063	1,198,259	0.1
3,418,900	Ginnie Mae Series 2013-H17 FA, 0.705%, (US0001M + 0.550%), 07/20/2063	3,427,738	0.2
1,613,216	Ginnie Mae Series 2013-H18 EA, 0.655%, (US0001M + 0.500%), 07/20/2063	1,616,383	0.1
2,565,873	Ginnie Mae Series 2013-H18 FA, 0.655%, (US0001M + 0.500%), 06/20/2063	2,571,770	0.2
1,204,595	Ginnie Mae Series 2013-H21 FB, 0.855%, (US0001M + 0.700%), 09/20/2063	1,212,113	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,097,630	Ginnie Mae Series 2013-H22 FB, 0.855%, (US0001M + 0.700%), 08/20/2063	$2,110,012	0.1
2,256,021 (1)	Ginnie Mae Series 2014-129 WS, 5.743%, (-1.000*US0001M + 5.900%), 09/20/2044	427,565	0.0
2,376,650 (1)	Ginnie Mae Series 2014-161 WS, 5.743%, (-1.000*US0001M + 5.900%), 11/20/2044	430,894	0.0
9,793,905	Ginnie Mae Series 2014-H03 FS, 0.805%, (US0001M + 0.650%), 02/20/2064	9,862,465	0.6
2,047,645	Ginnie Mae Series 2014-H06 FA, 0.725%, (US0001M + 0.570%), 03/20/2064	2,055,323	0.1
811,248	Ginnie Mae Series 2014-H06 HB, 0.805%, (US0001M + 0.650%), 03/20/2064	815,921	0.1
3,511,234	Ginnie Mae Series 2014-H11 VA, 0.655%, (US0001M + 0.500%), 06/20/2064	3,524,234	0.2
3,759,868	Ginnie Mae Series 2014-H15 FA, 0.655%, (US0001M + 0.500%), 07/20/2064	3,773,517	0.2
1,718,869	Ginnie Mae Series 2014-H21 FA, 0.805%, (US0001M + 0.650%), 10/20/2064	1,732,407	0.1
3,856,372	Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,180,414	0.3
2,984,743	Ginnie Mae Series 2015-H03 FA, 0.655%, (US0001M + 0.500%), 12/20/2064	2,991,310	0.2
3,497,390	Ginnie Mae Series 2015-H05 FC, 0.635%, (US0001M + 0.480%), 02/20/2065	3,494,519	0.2
1,928,383	Ginnie Mae Series 2015-H06 FA, 0.635%, (US0001M + 0.480%), 02/20/2065	1,932,886	0.1
2,222,067	Ginnie Mae Series 2015-H08 FB, 0.785%, (US0001M + 0.630%), 03/20/2065	2,236,974	0.1
2,628,003	Ginnie Mae Series 2015-H08 FC, 0.635%, (US0001M + 0.480%), 03/20/2065	2,635,193	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,087,702	Ginnie Mae Series 2015-H09 FA, 0.775%, (US0001M + 0.620%), 04/20/2065	$4,114,671	0.3
7,454,323	Ginnie Mae Series 2015-H10 FA, 0.755%, (US0001M + 0.600%), 04/20/2065	7,497,348	0.5
2,380,762	Ginnie Mae Series 2015-H10 FH, 0.755%, (US0001M + 0.600%), 04/20/2065	2,394,135	0.1
2,392,940	Ginnie Mae Series 2015-H12 FL, 0.385%, (US0001M + 0.230%), 05/20/2065	2,383,443	0.1
1,008,543	Ginnie Mae Series 2015-H18 FB, 0.755%, (US0001M + 0.600%), 07/20/2065	1,014,490	0.1
1,214,121	Ginnie Mae Series 2015-H20 FB, 0.755%, (US0001M + 0.600%), 08/20/2065	1,221,469	0.1
2,147,866	Ginnie Mae Series 2015-H22 FC, 0.755%, (US0001M + 0.600%), 09/20/2065	2,161,221	0.1
1,308,714	Ginnie Mae Series 2015-H26 FA, 0.675%, (US0001M + 0.520%), 10/20/2065	1,314,632	0.1
4,447,202	Ginnie Mae Series 2015-H26 FC, 0.755%, (US0001M + 0.600%), 08/20/2065	4,462,337	0.3
331,853	Ginnie Mae Series 2015-H26 FG, 0.675%, (US0001M + 0.520%), 10/20/2065	333,320	0.0
2,266,979	Ginnie Mae Series 2015-H27 FA, 0.905%, (US0001M + 0.750%), 09/20/2065	2,292,953	0.1
1,464,457	Ginnie Mae Series 2015-H30 FE, 0.755%, (US0001M + 0.600%), 11/20/2065	1,475,563	0.1
9,341,057 (1)	Ginnie Mae Series 2016-20 BS, 5.944%, (-1.000*US0001M + 6.100%), 02/20/2046	2,024,561	0.1
983,398	Ginnie Mae Series 2016-H01 FL, 0.805%, (US0001M + 0.650%), 12/20/2065	988,145	0.1
3,459,473	Ginnie Mae Series 2016-H04 FK, 1.205%, (US0001M + 1.050%), 02/20/2066	3,516,634	0.2
75,173	Ginnie Mae Series 2016-H07 FK, 1.155%, (US0001M + 1.000%), 03/20/2066	76,778	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,394,621	Ginnie Mae Series 2016-H09 FB, 1.055%, (US0001M + 0.900%), 04/20/2066	$1,419,166	0.1
771,333	Ginnie Mae Series 2016-H10 FJ, 0.755%, (US0001M + 0.600%), 04/20/2066	771,869	0.1
2,370,032	Ginnie Mae Series 2016-H11 F, 0.955%, (US0001M + 0.800%), 05/20/2066	2,402,489	0.1
1,321,514	Ginnie Mae Series 2016-H11 FE, 1.005%, (US0001M + 0.850%), 04/20/2066	1,342,863	0.1
3,832,315	Ginnie Mae Series 2016-H13 FD, 0.580%, (H15T1Y + 0.450%), 05/20/2066	3,803,463	0.2
1,199,591	Ginnie Mae Series 2016-H13 FT, 0.735%, (US0001M + 0.580%), 05/20/2066	1,202,684	0.1
517,499	Ginnie Mae Series 2016-H20 FG, 0.855%, (US0001M + 0.700%), 08/20/2066	520,427	0.0
3,515,463	Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,795,013	0.2
2,802,846	Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	2,977,115	0.2
4,681,070	Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,245,120	0.3
183,162	Ginnie Mae Series 2017-H05 FC, 0.905%, (US0001M + 0.750%), 02/20/2067	185,490	0.0
216,941	Ginnie Mae Series 2017-H14 FD, 0.625%, (US0001M + 0.470%), 06/20/2067	217,404	0.0
1,802,250	Ginnie Mae Series 2017-H14 FV, 0.655%, (US0001M + 0.500%), 06/20/2067	1,808,481	0.1
2,981,999	Ginnie Mae Series 2017-H17 FG, 0.655%, (US0001M + 0.500%), 08/20/2067	2,989,520	0.2
3,718,007	Ginnie Mae Series 2018-H04 FM, 0.455%, (US0001M + 0.300%), 03/20/2068	3,707,095	0.2
7,919,248	Ginnie Mae Series 2018-H14 FG, 0.505%, (US0001M + 0.350%), 09/20/2068	7,911,723	0.5
9,411,998	Ginnie Mae Series 2018-H18 FC, 0.505%, (US0001M + 0.350%), 08/20/2065	9,400,533	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,703,240	Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	$6,179,288	0.4
8,852,135	Ginnie Mae Series 2019-100 FD, 0.556%, (US0001M + 0.400%), 08/20/2049	8,870,317	0.5
12,000,000 (1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	4,007,494	0.2
1,555,337	Ginnie Mae Series 2019-H01 FJ, 0.455%, (US0001M + 0.300%), 09/20/2068	1,552,652	0.1
1,475,334	Ginnie Mae Series 2019-H01 FL, 0.605%, (US0001M + 0.450%), 12/20/2068	1,475,339	0.1
5,243,008	Ginnie Mae Series 2019-H05 FL, 0.635%, (US0001M + 0.480%), 03/20/2069	5,242,734	0.3
3,957,825	Ginnie Mae Series 2019-H19 FB, 0.605%, (US0001M + 0.450%), 11/20/2069	3,962,638	0.2
2,149,839	Ginnie Mae Series 2020-H01 FT, 2.036%, (H15T1Y + 0.500%), 01/20/2070	2,136,334	0.1
10,216,447	Ginnie Mae Series 2020-H10 FD, 0.556%, (US0001M + 0.400%), 05/20/2070	10,216,206	0.6
18,508,324	Other Securities	21,271,850	1.3
	Total Collateralized Mortgage Obligations (Cost $849,219,591)	878,404,271	53.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.1%
	Federal Home Loan Mortgage Corporation: 1.8%(4)
6,850,131	3.500%,11/01/2048	7,553,944	0.5
19,684,526	3.500%-8.000%, 01/01/2030-03/01/2048	21,400,357	1.3
		28,954,301	1.8
	Federal National Mortgage Association: 0.8%(4)
7,614,064	4.000%,07/01/2056	8,568,677	0.5
3,584,149	5.290%-6.600%, 07/01/2027-05/01/2048	3,884,457	0.3
		12,453,134	0.8
	Government National Mortgage Association: 53.0%
264,269,000 (5)	2.000%,10/20/2050	274,530,071	16.7
19,419,341	3.000%,07/20/2050	20,491,620	1.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
46,390,713	3.000%,08/20/2050	$49,038,000	3.0
39,604,000 (5)	3.000%,11/19/2050	41,451,155	2.5
8,340,561	3.500%,03/20/2047	8,910,100	0.5
46,281,405	3.500%,12/20/2047	49,539,104	3.0
15,009,146	3.500%,01/20/2048	16,059,789	1.0
10,559,192	3.500%,02/20/2048	11,287,960	0.7
20,994,520	3.500%,03/20/2048	22,553,559	1.4
12,564,391	3.500%,01/20/2050	13,217,117	0.8
8,622,373	4.000%,08/20/2042	9,476,638	0.6
56,000,000 (5)	4.000%,10/20/2049	59,504,375	3.6
19,840,787	4.500%,11/20/2049	21,242,895	1.3
26,650,202	4.500%,12/20/2049	28,551,374	1.7
125,600,000 (5)	5.000%,11/19/2050	131,649,405	8.0
105,524,043	3.000%-7.500%, 01/15/2024-02/20/2050	114,390,544	6.9
		871,893,706	53.0
	Uniform Mortgage-Backed Securities: 4.5%
12,994,000 (5)	2.500%,10/25/2050	13,629,488	0.8
722,328	4.000%,08/01/2046	791,057	0.1
31,485,000 (5)	2.000%,12/14/2050	32,472,282	2.0
7,255,396	3.500%,12/01/2047	7,686,862	0.4
10,148,394	4.000%,05/01/2042	11,295,086	0.7
7,905,838	4.000%-7.500%, 05/01/2028-05/01/2045	8,752,042	0.5
		74,626,817	4.5
	Total U.S. Government Agency Obligations (Cost $973,469,567)	987,927,958	60.1
ASSET-BACKED SECURITIES: 0.2%
	Other Asset-Backed Securities: 0.2%
149,092 (2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.677%, 07/26/2033	153,267	0.0
92,352 (2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	101,437	0.0
45,684 (2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	45,701	0.0
48,763 (2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.493%, 05/25/2032	52,835	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,049,843	Fannie Mae Grantor Trust 2001-T9 A1, 0.368%, (US0001M + 0.220%)%, 09/25/2031	$2,018,992	0.2
	Total Asset-Backed Securities (Cost $2,362,889)	2,372,232	0.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.1%
373,644 (2)	Ginnie Mae 2004-23 Z, 5.689%, 03/16/2044	412,426	0.0
4,973,554 (1)(2)	Ginnie Mae 2006-67 IO, 0.479%, 11/16/2046	14,816	0.0
374,083 (2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	409,110	0.0
643,158	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	690,674	0.1
234,778 (1)(2)	Ginnie Mae 2008-45 IO, 0.853%, 02/16/2048	311	0.0
381,340 (2)	Ginnie Mae 2009-115 D, 4.602%, 01/16/2050	401,453	0.0
1,833,774 (1)(2)	Ginnie Mae 2010-122 IO, 0.248%, 02/16/2044	2,739	0.0
62,579 (1)(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	694	0.0
17,675,669 (1)(2)	Ginnie Mae 2011-47 IO, 0.091%, 01/16/2051	31,346	0.0
172,623 (2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	177,703	0.0
	Total Commercial Mortgage-Backed Securities (Cost $2,335,913)	2,141,272	0.1
	Total Long-Term Investments (Cost $1,827,387,960)	1,870,845,733	113.8
SHORT-TERM INVESTMENTS: 19.8%
	U.S. Treasury Bills: 19.8%
21,000,000 (6)	United States Treasury Bill, 0.050%, 10/06/2020	20,999,832	1.3
3,288,000 (6)	United States Treasury Bill, 0.050%, 10/08/2020	3,287,965	0.2
28,975,000 (6)	United States Treasury Bill, 0.060%, 10/13/2020	28,974,433	1.8
4,200,000 (6)	United States Treasury Bill, 0.070%, 10/20/2020	4,199,837	0.3
48,000,000 (6)	United States Treasury Bill, 0.070%, 10/27/2020	47,997,573	2.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills (continued)
190,000,000 (6)	United States Treasury Bill, 0.080%, 11/03/2020	$189,985,579	11.5
30,350,000 (6)	United States Treasury Bill, 0.090%, 11/27/2020	30,345,675	1.8
	Total U.S. Treasury Bills
	Total Short-Term Investments (Cost $325,787,500)	325,790,894	19.8
	Total Investments in Securities
	(Cost $2,153,175,460)	$2,196,636,627	133.6
	Liabilities in Excess of Other Assets	(552,406,443)	(33.6)
	Net Assets	$1,644,230,184	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(3)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)
Represents or includes a TBA transaction.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$878,404,271	$—	$878,404,271
U.S. Government Agency Obligations	—	987,927,958	—	987,927,958
Asset-Backed Securities	—	2,372,232	—	2,372,232
Commercial Mortgage-Backed Securities	—	2,141,272	—	2,141,272
Short-Term Investments	—	325,790,894	—	325,790,894
Total Investments, at fair value	$—	$2,196,636,627	$—	$2,196,636,627
Other Financial Instruments+
Futures	656,468	—	—	656,468
Total Assets	$656,468	$2,196,636,627	$—	$2,197,293,095
Liabilities Table
Other Financial Instruments+
Futures	$(333,279)	$—	$—	$(333,279)
Total Liabilities	$(333,279)	$—	$—	$(333,279)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	144	12/31/20	$31,818,375	$13,236
			$31,818,375	$13,236
Short Contracts:
U.S. Treasury 10-Year Note	(1,019)	12/21/20	(142,182,344)	(154,800)
U.S. Treasury 5-Year Note	(312)	12/31/20	(39,321,750)	(37,162)
U.S. Treasury Long Bond	(457)	12/21/20	(80,560,531)	360,240
U.S. Treasury Ultra 10-Year Note	(273)	12/21/20	(43,658,672)	(141,317)
U.S. Treasury Ultra Long Bond	(82)	12/21/20	(18,188,625)	282,992
			$(323,911,922)	$309,953
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$656,468
Total Asset Derivatives		$656,468
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$333,279
Total Liability Derivatives		$333,279

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(11,942,065)
Total	$(11,942,065)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$10,655,083
Total	$10,655,083
At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,144,703,097.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$54,839,132
Gross Unrealized Depreciation	(2,582,413)
Net Unrealized Appreciation	$52,256,719
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited)

Sector Diversification as of September 30, 2020 (as a percentage of net assets)

Consumer, Cyclical	20.7%
Communications	19.0%
Consumer, Non-cyclical	17.8%
Energy	10.5%
Industrials	9.7%
Basic Materials	6.1%
Technology	5.7%
Financials	3.3%
Utilities	1.9%
REITs – Hotels	1.2%
Electronics/Electrical	0.2%
Consumer Staples	0.2%
Health Care	0.1%
Containers & Glass Products	0.1%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
	Basic Materials: 6.1%
1,510,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,530,604	0.2
2,710,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	2,759,999	0.3
1,675,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,811,831	0.2
1,775,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,811,609	0.2
1,650,000 (1)(2)	Constellium SE, 6.625%, 03/01/2025	1,691,250	0.2
1,925,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,892,516	0.2
2,500,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	2,411,375	0.3
3,725,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	3,778,547	0.4
3,230,000	Freeport-McMoRan, Inc., 4.250%-4.625%, 11/14/2024-08/01/2030	3,391,807	0.4
1,975,000 (1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,962,656	0.2
1,910,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,050,863	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,220,000 (1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	$1,287,100	0.2
341,000 (1)	Novelis Corp., 4.750%, 01/30/2030	333,493	0.0
3,175,000 (1)	Novelis Corp., 5.875%, 09/30/2026	3,266,281	0.4
1,325,000	OCI NV, 4.625%, 10/15/2025	1,325,000	0.2
1,250,000 (1)	OCI NV, 5.250%, 11/01/2024	1,293,531	0.1
1,650,000 (1)	OCI NV, 6.625%, 04/15/2023	1,708,163	0.2
2,575,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,725,792	0.3
1,960,000 (1)	SPCM SA, 4.875%, 09/15/2025	2,034,656	0.2
2,175,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	2,169,563	0.3
1,820,000 (1)(2)	Tronox, Inc., 6.500%, 04/15/2026	1,823,413	0.2
2,475,000 (1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	2,148,609	0.3
2,400,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	2,482,980	0.3
5,350,000 (1)	Other Securities	5,521,240	0.6
		53,212,878	6.1
	Communications: 18.9%
1,925,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,839,617	0.2
3,375,000 (1)	Altice France Holding SA, 10.500%, 05/15/2027	3,756,797	0.4
1,350,000 (1)	Altice France SA/France, 5.125%, 01/15/2029	1,349,561	0.1
2,425,000 (1)	Altice France SA/France, 7.375%, 05/01/2026	2,543,704	0.3
2,125,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	2,318,067	0.3
1,985,000 (1)	ANGI Group LLC, 3.875%, 08/15/2028	1,968,872	0.2
1,355,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,415,975	0.2
950,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	1,007,000	0.1
3,825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	4,029,848	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	$1,920,356	0.2
2,275,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,374,884	0.3
3,800,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	3,956,750	0.4
3,266,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,314,663	0.4
300,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	288,563	0.0
1,485,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	1,527,798	0.2
2,950,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,963,865	0.3
1,925,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	1,927,551	0.2
2,100,000 (1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	2,147,250	0.3
2,400,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	2,414,676	0.3
2,450,000 (1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,551,062	0.3
1,870,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,989,615	0.2
1,025,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	1,133,768	0.1
4,550,000	CSC Holdings LLC, 5.250%, 06/01/2024	4,888,406	0.6
1,850,000	CSC Holdings LLC, 5.875%, 09/15/2022	1,959,844	0.2
2,575,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	2,389,819	0.3
1,525,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	1,082,621	0.1
4,425,000 (1)(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	2,306,531	0.3
7,555,000	DISH DBS Corp., 5.000%-7.375%, 07/15/2022-07/01/2028	7,803,794	0.9
2,700,000 (1)(2)	Entercom Media Corp., 7.250%, 11/01/2024	2,262,937	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
535,000 (1)	Expedia Group, Inc., 6.250%, 05/01/2025	$590,336	0.1
1,200,000 (1)	Expedia Group, Inc., 7.000%, 05/01/2025	1,298,957	0.1
925,000 (1)(4)	Frontier Communications Corp., 8.000%, 04/01/2027	923,266	0.1
2,100,000 (1)	GCI LLC, 4.750%, 10/15/2028	2,131,521	0.2
875,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	854,604	0.1
3,200,000	iHeartCommunications, Inc., 8.375%, 05/01/2027	3,157,808	0.4
2,700,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,824,875	0.3
1,105,000 (1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	1,119,674	0.1
505,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	521,097	0.1
2,100,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,919,421	0.2
1,800,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,855,908	0.2
1,400,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	1,598,625	0.2
2,775,000	Netflix, Inc., 5.875%, 11/15/2028	3,316,097	0.4
2,400,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	2,521,236	0.3
2,400,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	2,466,930	0.3
3,100,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,242,708	0.4
3,175,000	Sprint Communications, Inc., 6.000%, 11/15/2022	3,425,031	0.4
7,100,000	Sprint Corp., 7.125%, 06/15/2024	8,178,277	1.0
1,525,000	Sprint Corp., 7.625%, 03/01/2026	1,845,098	0.2
355,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	348,006	0.0
850,000 (1)	TEGNA, Inc., 4.750%, 03/15/2026	870,145	0.1
2,250,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	2,223,990	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
2,950,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	$2,977,656	0.3
2,200,000	T-Mobile USA, Inc., 5.125%, 04/15/2025	2,254,967	0.3
4,100,000	T-Mobile USA, Inc., 5.375%, 04/15/2027	4,386,590	0.5
2,910,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,848,162	0.4
1,000,000 (1)	Univision Communications, Inc., 9.500%, 05/01/2025	1,075,000	0.1
2,250,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	2,207,812	0.3
400,000 (1)(2)	ViaSat, Inc., 5.625%, 04/15/2027	412,250	0.0
1,035,000 (1)(2)	ViaSat, Inc., 6.500%, 07/15/2028	1,038,100	0.1
1,875,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,015,700	0.2
1,420,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,417,870	0.2
325,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	336,538	0.0
2,025,000 (1)	VTR Finance NV, 6.375%, 07/15/2028	2,128,781	0.2
3,135,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	3,236,355	0.4
18,375,000 (3)	Other Securities	19,250,695	2.2
		164,254,280	18.9
	Consumer, Cyclical: 20.3%
5,525,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	5,674,479	0.7
1,940,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,965,462	0.2
2,925,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	2,791,547	0.3
665,000 (1)	Adient US LLC, 9.000%, 04/15/2025	734,409	0.1
2,625,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,842,521	0.3
945,000 (1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	708,750	0.1
796,000 (1)(5)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000)%, 06/15/2026	226,860	0.0
1,375,000 (1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,386,172	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,155,000 (1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	$1,165,828	0.1
1,125,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	1,133,437	0.2
1,000,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,018,645	0.1
1,925,000 (1)	Avient Corp., 5.750%, 05/15/2025	2,042,906	0.2
2,850,000 (1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	2,798,173	0.3
2,100,000	Boyd Gaming Corp., 6.000%, 08/15/2026	2,173,101	0.2
2,075,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	2,277,375	0.3
2,200,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,296,261	0.3
3,100,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,003,326	0.3
1,150,000 (1)	Carnival Corp., 9.875%, 08/01/2027	1,218,414	0.1
3,150,000	Century Communities, Inc., 5.875%, 07/15/2025	3,285,907	0.4
2,025,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,155,359	0.3
350,000 (1)(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625)%, 09/15/2024	353,682	0.0
3,175,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	3,221,990	0.4
3,575,000	Dana, Inc., 5.500%, 12/15/2024	3,655,437	0.4
745,000	Dana, Inc., 5.625%, 06/15/2028	770,431	0.1
1,175,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,220,805	0.1
3,380,000	Delta Air Lines, Inc., 2.900%-7.375%, 10/28/2024-01/15/2026	3,084,282	0.4
12,150,000	Ford Motor Credit Co. LLC, 4.125%-5.584%, 09/20/2022-05/03/2029	12,299,643	1.4
1,695,000 (1)(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,678,838	0.2
1,110,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	928,238	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,900,000	H&E Equipment Services, Inc., 5.625%, 09/01/2025	$3,026,875	0.4
760,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	805,125	0.1
1,625,000 (1)	IAA, Inc., 5.500%, 06/15/2027	1,695,078	0.2
1,775,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,874,507	0.2
1,300,000 (1)	IRB Holding Corp., 6.750%, 02/15/2026	1,302,438	0.2
3,275,000	L Brands, Inc., 6.750%, 07/01/2036	3,215,640	0.4
1,195,000 (1)	L Brands, Inc., 6.875%, 07/01/2025	1,292,405	0.1
535,000 (1)	L Brands, Inc., 9.375%, 07/01/2025	614,581	0.1
3,025,000	Lennar Corp., 5.250%, 06/01/2026	3,391,207	0.4
540,000	Lennar Corp., 5.375%, 10/01/2022	571,598	0.1
3,450,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	3,402,200	0.4
1,150,000 (1)(2)	Mattel, Inc., 5.875%, 12/15/2027	1,239,844	0.1
750,000 (1)	MGM China Holdings Ltd., 5.875%, 05/15/2026	774,255	0.1
2,375,000 (1)(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	2,485,889	0.3
2,300,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,400,625	0.3
2,450,000 (1)(2)	Motion Bondco DAC, 6.625%, 11/15/2027	2,133,142	0.2
2,300,000	Murphy Oil USA, Inc., 4.750%-5.625%, 05/01/2027-09/15/2029	2,454,260	0.3
2,075,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	2,133,359	0.2
2,600,000 (1)(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,700,490	0.3
1,425,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	1,462,192	0.1
4,050,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	4,090,500	0.5
2,440,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,631,760	0.3
655,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	695,119	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,100,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	$2,442,027	0.3
1,150,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,159,344	0.1
2,125,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,133,792	0.3
1,000,000 (1)(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,048,215	0.1
950,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	993,082	0.1
3,225,000 (1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	3,337,811	0.4
1,975,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	2,013,266	0.2
1,900,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,828,180	0.2
675,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	625,641	0.1
2,175,000 (1)	Station Casinos LLC, 5.000%, 10/01/2025	2,143,299	0.2
2,160,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,157,300	0.3
1,650,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,696,101	0.2
1,950,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,519,781	0.2
1,055,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,223,800	0.1
450,000 (1)	VOC Escrow Ltd., 5.000%, 02/15/2028	399,458	0.1
535,000 (1)	William Carter Co/The, 5.500%, 05/15/2025	561,415	0.1
1,975,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	2,066,344	0.2
1,065,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	1,071,299	0.1
2,300,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,318,687	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
500,000 (1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	$529,688	0.0
1,650,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,603,594	0.2
1,155,000 (1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	1,177,378	0.1
27,027,000 (3)	Other Securities	27,352,313	3.2
		175,907,182	20.3
	Consumer, Non-cyclical: 17.7%
2,700,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	2,782,046	0.3
1,925,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,872,063	0.2
925,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	965,237	0.1
2,250,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,405,677	0.3
1,425,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,519,406	0.2
2,675,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	2,911,096	0.3
2,400,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,464,500	0.3
1,975,000 (1)	Avantor Funding, Inc., 4.625%, 07/15/2028	2,051,531	0.2
4,975,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	5,473,321	0.7
2,100,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,071,398	0.2
675,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	691,706	0.1
1,025,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,050,369	0.1
1,550,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,641,744	0.2
1,825,000 (1)(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,831,652	0.2
1,875,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,953,169	0.2
3,450,000	Centene Corp., 4.625%, 12/15/2029	3,725,845	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
900,000 (1)	Centene Corp., 5.375%, 06/01/2026	$951,048	0.1
2,675,000	Centene Corp., 3.375%-4.750%, 01/15/2025-02/15/2030	2,756,214	0.3
2,650,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,747,745	0.3
2,875,000	CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	2,813,906	0.3
2,675,000 (1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,594,215	0.3
2,750,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	2,822,187	0.3
975,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	941,899	0.1
1,065,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,093,781	0.1
1,975,000 (1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	1,987,699	0.2
829,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	610,144	0.1
542,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	567,406	0.0
3,755,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	3,804,247	0.5
300,000 (1)	Garda World Security Corp., 9.500%, 11/01/2027	315,507	0.0
875,000 (1)	Gartner, Inc., 3.750%, 10/01/2030	886,747	0.1
1,950,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	2,045,452	0.2
2,085,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	2,201,885	0.3
5,000,000	HCA, Inc., 5.375%, 02/01/2025	5,482,425	0.6
3,125,000	HCA, Inc., 3.500%-5.625%, 09/01/2028-09/01/2030	3,329,434	0.4
1,675,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,738,462	0.2
685,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	706,667	0.1
1,930,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	2,016,850	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,213,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	$1,238,139	0.1
3,025,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	3,293,348	0.4
1,850,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	2,018,813	0.3
2,700,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,929,081	0.3
4,850,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	5,591,665	0.7
1,650,000 (1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,894,565	0.2
3,250,000	Kraft Heinz Foods Co., 4.375%-5.000%, 06/04/2042-06/01/2046	3,431,679	0.4
2,625,000 (1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	2,634,844	0.3
1,375,000 (1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	1,404,562	0.2
3,075,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	3,163,406	0.4
300,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	309,000	0.0
1,975,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,047,976	0.3
1,728,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,812,655	0.2
2,150,000 (1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	2,193,000	0.2
2,250,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	2,325,937	0.3
650,000 (1)(2)(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500)%, 12/01/2022	662,188	0.1
1,400,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,442,000	0.1
3,900,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	4,137,666	0.5
3,125,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	3,254,813	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,150,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	$1,215,406	0.2
2,625,000	Spectrum Brands, Inc., 5.750%, 07/15/2025	2,712,938	0.3
4,125,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	4,335,375	0.5
2,460,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,400,038	0.3
2,750,000	Tenet Healthcare Corp., 5.125%-8.125%, 04/01/2022-05/01/2025	2,869,091	0.3
1,165,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,208,688	0.1
1,975,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	2,075,844	0.2
2,325,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,376,824	0.3
10,630,000 (3)	Other Securities	11,116,199	1.3
		153,920,420	17.7
	Energy: 10.5%
5,350,000 (2)	Apache Corp., 4.375%-5.100%, 10/15/2028-09/01/2040	4,862,214	0.6
1,350,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,275,750	0.1
700,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	673,897	0.1
1,750,000 (1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,546,230	0.2
2,650,000 (1)	CNX Resources Corp., 7.250%, 03/14/2027	2,706,365	0.3
4,060,000	DCP Midstream Operating L.P., 5.125%-5.625%, 07/15/2025-04/01/2044	4,109,709	0.5
3,875,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	4,090,547	0.5
1,475,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,522,938	0.2
900,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	898,785	0.1
1,653,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,687,060	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,975,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	$1,794,574	0.2
1,110,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	1,011,371	0.1
2,000,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,951,560	0.2
2,900,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,750,324	0.2
2,425,000	Murphy Oil Corp., 5.750%-5.875%, 08/15/2025-12/01/2027	2,102,827	0.2
1,900,000 (1)	Nabors Industries Ltd., 7.250%, 01/15/2026	942,875	0.1
6,050,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	4,166,937	0.5
9,338,000	Occidental Petroleum Corp., 2.700%-8.500%, 02/15/2022-04/15/2046	8,654,026	1.0
2,975,000 (1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	2,965,703	0.3
3,825,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	3,607,396	0.4
2,250,000 (1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	2,035,170	0.2
1,125,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,015,768	0.1
1,550,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,559,184	0.2
2,250,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,183,175	0.3
1,325,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,307,364	0.2
3,525,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	3,020,484	0.3
30,454,000 (3)	Other Securities	27,472,757	3.2
		90,914,990	10.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 3.3%
1,900,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	$1,978,423	0.2
3,325,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,363,154	0.4
2,775,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,838,270	0.3
2,025,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,051,578	0.2
3,725,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%-5.500%, 05/01/2024-08/01/2029	3,867,840	0.5
3,625,000	OneMain Finance Corp., 5.375%, 11/15/2029	3,779,063	0.5
850,000	OneMain Finance Corp., 6.625%, 01/15/2028	944,766	0.1
2,675,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	2,823,556	0.3
6,735,000	Other Securities	7,045,063	0.8
		28,691,713	3.3
	Industrial: 9.7%
2,030,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,098,299	0.2
3,525,000 (1)(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	3,511,076	0.4
2,125,000 (1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	2,153,996	0.3
3,175,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	3,335,734	0.4
2,750,000 (1)	BMC East LLC, 5.500%, 10/01/2024	2,830,781	0.3
650,000 (1)	Bombardier, Inc., 6.000%, 10/15/2022	603,687	0.1
1,675,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	1,699,430	0.2
1,275,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,322,016	0.2
1,220,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,308,450	0.1
2,225,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	2,252,479	0.3
3,625,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,817,578	0.4
1,900,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	1,971,250	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,025,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	$1,065,170	0.1
800,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	870,244	0.1
525,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	531,234	0.1
1,250,000 (1)	GFL Environmental, Inc., 7.000%, 06/01/2026	1,320,094	0.1
1,035,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,124,916	0.1
2,150,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	2,242,719	0.3
1,475,000 (1)(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,519,250	0.2
1,950,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,981,054	0.2
2,675,000 (1)(2)	Koppers, Inc., 6.000%, 02/15/2025	2,718,469	0.3
2,675,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	2,902,375	0.3
2,350,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	2,490,671	0.3
2,650,000 (1)	PGT Innovations, Inc., 6.750%, 08/01/2026	2,831,684	0.3
3,450,000 (1)(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	3,456,469	0.4
1,950,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,975,350	0.2
1,016,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	1,034,288	0.1
865,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	861,756	0.1
2,325,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	2,565,300	0.3
1,405,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,389,362	0.2
2,265,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,431,614	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
600,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	$610,437	0.1
1,625,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,695,078	0.2
1,775,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,896,694	0.2
4,965,000	TransDigm, Inc., 5.500%-6.500%, 05/15/2025-11/15/2027	4,915,457	0.6
2,225,000 (1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	2,355,719	0.3
660,000 (1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	687,152	0.1
2,050,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,075,625	0.2
7,875,000	Other Securities	8,009,965	0.9
		84,462,922	9.7
	REITs – Hotels: 1.2%
690,000 (1)	Iron Mountain, Inc., 5.000%, 07/15/2028	708,105	0.1
1,130,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,180,144	0.1
920,000 (1)	Iron Mountain, Inc., 5.625%, 07/15/2032	972,776	0.1
1,135,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,158,835	0.1
3,025,000 (1)	SBA Communications Corp., 3.875%, 02/15/2027	3,074,156	0.4
3,390,000	Other Securities	3,022,535	0.4
		10,116,551	1.2
	Technology: 5.7%
3,150,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	3,251,414	0.4
1,975,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	2,031,139	0.2
695,000 (1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	743,303	0.1
695,000 (1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	739,306	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
980,000 (1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	$998,987	0.1
2,000,000 (1)	BY Crown Parent LLC, 7.375%, 10/15/2024	2,037,290	0.3
1,100,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,051,705	0.1
4,090,000	CDW LLC / CDW Finance Corp., 3.250%-5.500%, 12/01/2024-02/15/2029	4,281,655	0.5
4,675,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	4,739,281	0.5
315,000 (1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	315,995	0.0
1,550,000 (1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	1,614,015	0.2
1,255,000 (1)	Entegris, Inc., 4.375%, 04/15/2028	1,293,434	0.1
645,000 (1)	Entegris, Inc., 4.625%, 02/10/2026	661,003	0.1
2,300,000 (1)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	2,338,813	0.3
2,915,000 (1)	Microchip Technology, Inc., 4.250%, 09/01/2025	3,027,778	0.3
2,025,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	2,000,346	0.2
1,925,000 (1)	ON Semiconductor Corp., 3.875%, 09/01/2028	1,955,704	0.2
375,000 (1)	Open Text Corp., 3.875%, 02/15/2028	379,980	0.1
1,150,000 (1)	Open Text Corp., 5.875%, 06/01/2026	1,198,156	0.1
2,025,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,086,317	0.2
1,825,000 (1)	Science Applications International Corp., 4.875%, 04/01/2028	1,856,043	0.2
4,720,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	4,826,129	0.6
2,650,000 (1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	2,501,719	0.3
1,665,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,719,113	0.2
2,050,000 (3)	Other Securities	2,159,972	0.3
		49,808,597	5.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 1.9%%
2,225,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	$2,310,529	0.3
2,900,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	3,023,250	0.3
2,675,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,664,688	0.3
1,300,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,358,500	0.2
1,700,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,796,322	0.2
5,500,000	Other Securities	5,621,414	0.6
		16,774,703	1.9
	Total Corporate Bonds/Notes
	(Cost $796,350,584)	828,064,236	95.3
BANK LOANS: 0.9%
	Consumer, Cyclical: 0.4%
1,900,000	Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500)%, 10/04/2023	1,711,900	0.2
1,994,885	IRB Holding Corp TL B 1L, 3.750%, (US0003M + 3.250)%, 02/05/2025	1,909,895	0.2
		3,621,795	0.4
	Consumer, Non-cyclical: 0.1%
986,563	Bellring Brands LLC – TL B 1L, 6.000%, (US0001M + 5.000)%, 10/10/2024	990,262	0.1

	Containers & Glass Products: 0.1%
663,931	Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750)%, 02/05/2023	658,536	0.1

	Electronics/Electrical: 0.2%
1,907,337	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000)%, 11/03/2023	1,876,938	0.2

	Health Care: 0.1%
785,394	Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000)%, 06/02/2025	771,322	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Total Bank Loans (Cost $7,785,010)	$7,918,853	0.9
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
625,000	Other Securities	575,310	0.1
	Total Convertible Bonds/ Notes (Cost $619,800)	575,310	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
27,789 (6)(7)	Other Securities	1,834,074	0.2
	Total Common Stock (Cost $848,084)	1,834,074	0.2
	Total Long-Term Investments (Cost $805,603,478)	838,392,473	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
	Commercial Paper: 2.1%
2,500,000	American Electric Power Co., 0.190%, 10/26/2020	2,499,663	0.3
2,500,000	Dominion Resources, Inc., 0.180%, 10/13/2020	2,499,842	0.3
3,000,000	Duke Energy Corp., 0.220%, 12/02/2020	2,998,887	0.3
5,000,000	DuPont de Nemours, Inc., 0.210%, 12/11/2020	4,997,940	0.6
3,000,000	Entergy Corp., 0.290%, 10/28/2020	2,999,330	0.4
2,000,000	Qualcomm Inc., 0.090%, 10/14/2020	1,999,930	0.2
	Total Commercial Paper
	(Cost $17,995,158)	17,995,592	2.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 3.5%
1,758,649 (8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,758,655, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $1,793,822, due 09/01/29-02/20/69)	$1,758,649	0.2
3,401,028 (8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $3,401,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%- 9.000%, Market Value plus accrued interest $3,469,049, due 10/25/20-06/20/69)	3,401,028	0.4
3,134,474 (8)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,134,484, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $3,197,177, due 10/08/20-08/15/50)	3,134,474	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,837,182 (8)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $7,837,199, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 4.625%, Market Value plus accrued interest $7,993,926, due 11/27/20-11/01/59)	$7,837,182	0.9
271,925 (8)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $271,925, collateralized by various U.S. Government Securities, 0.375%-2.500%, Market Value plus accrued interest $277,364, due 03/31/23- 01/15/28)	271,925	0.0
1,197,960 (8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,197,963, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $1,221,919, due 10/01/20-09/01/50)	1,197,960	0.1
2,363,620 (8)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,363,628, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.875%, Market Value plus accrued interest $2,410,901, due 02/15/21-07/20/70)	2,363,620	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,331,813 (8)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,331,817, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $1,358,454, due 08/31/23-08/15/40)	$1,331,813	0.1
7,837,182 (8)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $7,837,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $7,993,926, due 10/27/20-07/15/61)	7,837,182	0.9
1,607,191 (8)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,607,196, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,639,335, due 06/01/26-02/15/60)	1,607,191	0.2
	Total Repurchase Agreements
	(Cost $30,741,024)	30,741,024	3.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(8): 3.7%
977,000 (8)(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	$977,000	0.1
29,769,000 (8)(9)	Goldman Sachs Financial Square Government Fund – Institutional Shares, 0.000%	29,769,000	3.5
977,000 (8)(9)	Morgan Stanley Institutional Liquidity Funds – Government Portfolio (Institutional Share Class), 0.020%	977,000	0.1
	Total Mutual Funds
	(Cost $31,723,000)	31,723,000	3.7
	Total Short-Term Investments
	(Cost $80,459,182)	80,459,616	9.3
	Total Investments in Securities
	(Cost $886,062,660)	$918,852,089	105.8
	Liabilities in Excess of Other Assets	(50,436,208)	(5.8)
	Net Assets	$868,415,881	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Defaulted security.

(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possiblepayment rates.

(6)
The grouping contains non-income producing securities.

(7)
The grouping contains Level 3 securities.

(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
PRIME Federal Reserve Bank Prime Loan Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$1,834,074	$1,834,074
Total Common Stock	—	—	1,834,074	1,834,074
Corporate Bonds/Notes	—	828,064,236	—	828,064,236
Bank Loans	—	7,918,853	—	7,918,853
Convertible Bonds/Notes	—	575,310	—	575,310
Short-Term Investments	31,723,000	48,736,616	—	80,459,616
Total Investments, at fair value	$31,723,000	$885,295,015	$1,834,074	$918,852,089

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $886,289,158.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$39,520,817
Gross Unrealized Depreciation	(6,957,886)
"Net Unrealized Appreciation	$32,562,931
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	36.9%
Collateralized Mortgage Obligations	20.2%
Asset-Backed Securities	13.7%
U.S. Government Agency Obligations	11.4%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	5.8%
Sovereign Bonds	2.9%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.9%
	Basic Materials: 1.4%
1,377,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$1,481,994	0.0
2,746,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	3,129,067	0.1
1,846,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,270,341	0.0
750,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	701,250	0.0
4,570,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	4,492,881	0.1
5,625,000 (1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	5,977,027	0.1
1,960,000 (1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	2,012,145	0.0
2,719,000 (1)	Glencore Funding LLC, 2.500%, 09/01/2030	2,648,619	0.0
1,748,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,909,314	0.0
1,400,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,642,808	0.0
8,925,000 (1)	Novelis Corp., 4.750%, 01/30/2030	8,728,516	0.1
9,075,000 (1)	Valvoline, Inc., 4.250%, 02/15/2030	9,270,113	0.1
8,650,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	8,949,074	0.1
75,732,000 (2)	Other Securities	82,363,754	0.8
		135,576,903	1.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 3.8%
4,040,000 (1)	AT&T, Inc., 3.550%, 09/15/2055	$3,883,636	0.0
18,911,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	18,355,155	0.2
32,093,000	AT&T, Inc., 1.650%-4.500%, 07/15/2026-03/09/2048	34,153,096	0.4
31,858,000	Comcast Corp., 1.950%-4.600%, 10/15/2025-11/01/2049	36,822,360	0.4
9,425,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	9,065,672	0.1
2,829,000 (1)	Cox Communications, Inc., 2.950%, 10/01/2050	2,720,850	0.0
8,250,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	8,777,711	0.1
1,875,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	2,083,232	0.0
4,750,000 (1)	GCI LLC, 4.750%, 10/15/2028	4,821,297	0.1
8,075,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	8,764,504	0.1
8,930,000 (1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	9,048,590	0.1
9,365,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,470,356	0.1
9,220,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	8,576,444	0.1
3,990,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,297,529	0.0
1,875,000 (1)	TEGNA, Inc., 4.750%, 03/15/2026	1,919,438	0.0
3,420,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,568,616	0.0
4,400,000 (1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,478,668	0.0
2,569,000 (1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,628,832	0.0
2,393,000 (1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	2,368,448	0.0
2,393,000 (1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	2,364,643	0.0
4,084,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	4,576,285	0.1
10,865,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	12,367,412	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
4,085,000 (1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	$4,792,400	0.1
8,715,000 (1)(3)	ViaSat, Inc., 5.625%, 04/15/2027	8,981,897	0.1
9,075,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	8,943,685	0.1
134,396,000 (2)	Other Securities	154,910,433	1.6
		372,741,189	3.8
	Consumer, Cyclical: 2.2%
8,860,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	9,099,707	0.1
8,715,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	8,803,980	0.1
4,429,000 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,654,206	0.1
2,330,000 (1)(4)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000)%, 06/15/2026	664,050	0.0
9,508,000 (1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	9,597,137	0.1
4,340,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,635,377	0.0
5,195,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	5,032,994	0.1
4,640,000 (1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,814,797	0.0
5,659,000 (1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,693,995	0.1
6,383,000 (1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,598,157	0.1
1,470,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	1,509,860	0.0
1,414,884 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,470,040	0.0
1,020,000 (1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	1,004,063	0.0
4,653,000 (1)(3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,873,768	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
3,635,000 (1)	Michaels Stores, Inc., 4.750%, 10/01/2027	$3,610,009	0.0
4,602,000 (1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	4,655,457	0.1
3,633,000 (1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	3,652,659	0.0
6,440,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	6,608,084	0.1
4,240,000 (1)(3)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	4,026,092	0.0
4,490,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	4,363,719	0.0
112,043,952 (2)	Other Securities	118,629,540	1.2
		213,997,691	2.2
	Consumer, Non-cyclical: 6.1%
2,740,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	2,836,511	0.0
5,636,000 (1)	AbbVie, Inc., 2.600%, 11/21/2024	5,982,691	0.1
3,188,000 (1)	AbbVie, Inc., 2.950%, 11/21/2026	3,477,563	0.1
1,609,000 (1)	AbbVie, Inc., 4.050%, 11/21/2039	1,842,586	0.0
2,298,000 (1)	AbbVie, Inc., 4.625%, 10/01/2042	2,801,622	0.0
26,793,000	AbbVie, Inc., 2.900%-4.500%, 11/06/2022-05/14/2046	30,909,614	0.3
7,095,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	6,899,888	0.1
2,800,000 (1)(3)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,993,732	0.0
2,573,000 (1)(3)	Alcon Finance Corp., 2.600%, 05/27/2030	2,726,369	0.0
4,324,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,596,131	0.1
20,519,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%-4.900%, 02/01/2036-02/01/2046	25,151,742	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
7,260,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	$7,161,119	0.1
3,275,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	3,356,056	0.0
8,862,000 (1)	Bayer US Finance LLC, 3.000%, 10/08/2021	9,092,015	0.1
5,377,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	6,481,322	0.1
7,379,000 (1)	Danone SA, 2.947%, 11/02/2026	8,191,992	0.1
4,635,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	4,477,642	0.1
4,330,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	4,447,018	0.0
2,509,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,575,059	0.0
1,173,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	1,219,860	0.0
3,350,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,643,912	0.0
2,290,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,394,120	0.0
4,825,000 (1)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,131,049	0.1
3,585,000 (1)	Mars, Inc., 0.875%, 07/16/2026	3,568,665	0.0
3,336,000 (1)	Mars, Inc., 4.125%, 04/01/2054	4,223,096	0.1
8,920,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	9,221,050	0.1
1,430,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,472,900	0.0
8,405,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	9,004,066	0.1
1,626,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,622,784	0.0
2,055,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,056,545	0.0
3,310,000 (1)	Royalty Pharma PLC, 3.300%, 09/02/2040	3,254,691	0.1
2,250,000 (1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	3,010,045	0.0
8,680,000 (1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	8,949,948	0.1
9,504,000 (1)	Upjohn, Inc., 3.850%, 06/22/2040	10,274,509	0.1
2,828,000 (1)	Upjohn, Inc., 4.000%, 06/22/2050	3,026,640	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
356,721,000 (2)	Other Securities	$393,867,454	4.0
		602,942,006	6.1
	Energy: 3.4%
4,095,000 (1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	4,261,545	0.0
5,525,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	4,949,129	0.1
400,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	425,382	0.0
8,950,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	9,240,875	0.1
1,575,000 (1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,845,903	0.0
6,075,000 (1)(3)	Pertamina Persero PT, 3.100%, 01/21/2030	6,308,316	0.1
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,326,040	0.0
7,000,000 (1)	Petroleos Mexicanos, 5.950%, 01/28/2031	5,830,090	0.1
1,450,000 (1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,502,328	0.0
2,663,000 (1)	Schlumberger Holdings Corp., 4.000%, 12/21/2025	2,981,859	0.0
5,190,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,329,069	0.1
3,000,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,034,692	0.0
1,290,000 (1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,396,225	0.0
268,184,000 (2)	Other Securities	280,019,129	2.9
		331,450,582	3.4
	Financial: 11.4%
12,331,000 (1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	13,923,242	0.1
3,420,000 (1)(3)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	3,723,958	0.0
8,605,000 (1)	Athene Global Funding, 2.800%, 05/26/2023	8,978,640	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,452,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	$3,639,781	0.0
4,600,000 (1)	Banco Bradesco SA/ Cayman Islands, 3.200%, 01/27/2025	4,694,921	0.1
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,715,313	0.0
7,100,000 (1)(5)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,121,013	0.1
73,452,000 (3)(5)	Bank of America Corp., 0.981%-5.125%, 05/17/2022-12/31/2199	80,146,702	0.8
13,595,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	14,369,900	0.2
2,980,000 (1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,135,562	0.0
5,150,000 (1)(5)	BNP Paribas SA, 2.219%, 06/09/2026	5,319,303	0.1
2,641,000 (1)(5)	BNP Paribas SA, 2.588%, 08/12/2035	2,570,585	0.0
9,060,000 (1)(5)	BNP Paribas SA, 2.819%, 11/19/2025	9,566,690	0.1
2,000,000 (1)(5)	BNP Paribas SA, 3.052%, 01/13/2031	2,150,836	0.0
4,499,000 (1)	BNP Paribas SA, 3.375%, 01/09/2025	4,884,874	0.1
8,130,000 (1)(3)	BPCE SA, 2.700%, 10/01/2029	8,751,339	0.1
2,094,000 (1)	BPCE SA, 5.150%, 07/21/2024	2,347,974	0.0
7,020,000 (1)	BPCE SA, 5.700%, 10/22/2023	7,872,294	0.1
25,155,000 (3)(5)	Canadian Imperial Bank of Commerce, 2.250%-3.100%, 07/22/2023-01/28/2025	26,378,285	0.3
13,013,000 (5)	Citigroup, Inc., 1.678%-5.500%, 07/24/2023-06/03/2031	14,222,593	0.1
1,147,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,211,932	0.0
1,520,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,680,139	0.0
3,693,000 (1)(5)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,673,090	0.0
4,027,000 (1)(5)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,083,693	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
16,663,000	Cooperatieve Rabobank UA, 3.950%-4.625%, 11/09/2022-08/04/2025	$18,438,939	0.2
2,700,000 (1)(3)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,728,350	0.0
15,084,000 (1)(5)	Credit Agricole SA/ London, 1.907%, 06/16/2026	15,447,448	0.2
3,611,000	Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,650,816	0.0
4,068,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	4,621,679	0.1
3,222,000 (1)(5)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,332,069	0.0
6,870,000 (1)(5)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,155,963	0.1
1,170,000 (1)(5)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,305,927	0.0
3,166,000 (1)(5)	Credit Suisse Group AG, 4.194%, 04/01/2031	3,661,464	0.1
1,441,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,636,799	0.0
8,409,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,893,101	0.1
4,910,000 (1)(5)	Danske Bank A/S, 1.621%, 09/11/2026	4,873,411	0.1
8,650,000 (1)(3)	Danske Bank A/S, 2.800%, 03/10/2021	8,738,337	0.1
2,005,000 (1)	Danske Bank A/S, 5.000%, 01/12/2022	2,107,037	0.0
1,671,000 (1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	1,667,003	0.0
9,425,000 (1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	9,260,251	0.1
2,931,000 (1)	Fairfax US, Inc., 4.875%, 08/13/2024	3,160,367	0.0
8,087,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	8,447,753	0.1
2,511,000 (1)	GE Capital Funding LLC, 4.400%, 05/15/2030	2,704,284	0.0
4,886,000 (1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	4,879,750	0.1
48,810,000 (5)	HSBC Holdings PLC, 1.645%-6.000%, 03/13/2023-12/31/2199	51,191,194	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,500,000 (1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	$2,545,625	0.0
60,548,000 (5)	JPMorgan Chase & Co., 2.182%-5.000%, 04/01/2023-12/31/2199	64,111,697	0.7
2,838,000 (1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	2,953,652	0.0
2,813,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	3,150,115	0.0
660,000 (1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	737,584	0.0
28,497,000 (5)	Morgan Stanley, 2.188%-5.597%, 04/29/2024-03/24/2051	32,752,772	0.3
5,050,000 (1)	National Australia Bank Ltd., 2.332%, 08/21/2030	5,002,745	0.1
2,990,000 (1)(5)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,327,666	0.0
4,651,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	4,797,643	0.1
5,105,000 (1)	Nationwide Building Society, 2.000%, 01/27/2023	5,256,312	0.1
9,520,000 (1)(5)	Nationwide Building Society, 4.363%, 08/01/2024	10,329,266	0.1
1,000,000 (1)(5)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	990,545	0.0
3,915,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	4,209,638	0.0
1,345,000 (1)(3)(5)	Nordea Bank ABP, 6.125%, 12/31/2199	1,442,613	0.0
4,068,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,462,205	0.0
2,000,000 (1)(3)(5)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	1,997,453	0.0
5,456,000 (1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	5,402,377	0.1
4,360,000 (1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	4,316,400	0.0
4,520,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	4,771,018	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,410,000	Royal Bank of Canada, 0.885%, (US0003M + 0.660)%, 10/05/2023	$4,440,373	0.0
3,572,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,826,963	0.0
5,383,000 (1)(5)	Scentre Group Trust 2, 5.125%, 09/24/2080	5,294,939	0.1
5,780,000 (1)(3)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	5,787,081	0.1
3,351,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,367,116	0.0
2,904,000 (1)	Swedbank AB, 1.300%, 06/02/2023	2,961,673	0.0
1,575,000 (1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	1,423,179	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,509,925	0.1
4,162,000 (1)(5)	UBS Group AG, 1.008%, 07/30/2024	4,174,003	0.0
7,779,000 (1)(5)	UBS Group AG, 2.859%, 08/15/2023	8,081,815	0.1
3,853,000 (1)(5)	UBS Group AG, 1.364%, 01/30/2027	3,854,972	0.1
2,565,000 (1)(5)	UBS Group AG, 3.126%, 08/13/2030	2,849,014	0.0
8,766,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	9,241,156	0.1
43,804,000 (5)	Wells Fargo & Co., 1.654%-5.013%, 08/15/2023-04/04/2051	47,361,403	0.5
411,022,004 (2)(6)	Other Securities	439,855,520	4.5
		1,114,651,059	11.4
	Industrial: 2.7%
8,620,000 (1)	Airbus Finance BV, 2.700%, 04/17/2023	9,014,665	0.1
1,137,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,125,956	0.0
2,027,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,016,505	0.0
5,189,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	5,357,653	0.1
3,878,000 (1)	BAE Systems PLC, 3.400%, 04/15/2030	4,349,971	0.0
3,530,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	3,708,706	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
9,445,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	$9,793,284	0.1
5,082,000 (1)	Carrier Global Corp., 2.493%, 02/15/2027	5,321,796	0.1
2,965,000 (1)	Carrier Global Corp., 2.722%, 02/15/2030	3,103,609	0.0
4,460,000 (1)(3)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,696,937	0.0
5,287,000 (1)	CCL Industries, Inc., 3.050%, 06/01/2030	5,651,026	0.1
4,350,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	4,376,753	0.0
9,460,000 (1)(3)	GFL Environmental, Inc., 3.750%, 08/01/2025	9,454,088	0.1
2,335,000 (1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,508,135	0.0
3,686,000 (1)	Raytheon Technologies Corp., 3.500%, 03/15/2027	4,149,708	0.1
3,300,000 (1)(3)	Sealed Air Corp., 4.000%, 12/01/2027	3,456,090	0.0
5,480,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	5,459,450	0.1
4,875,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	4,820,741	0.0
7,120,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	7,310,816	0.1
4,150,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,222,189	0.0
4,235,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	4,417,635	0.1
5,745,000 (1)	TTX Co., 3.600%, 01/15/2025	6,373,758	0.1
700,000 (1)	Union Pacific Corp., 2.973%, 09/16/2062	689,012	0.0
134,864,000 (2)	Other Securities	152,064,623	1.6
		263,443,106	2.7
	Technology: 1.7%
25,855,000	Apple, Inc., 2.550%-4.450%, 05/06/2044-08/20/2060	30,058,916	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,143,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	$2,519,845	0.0
2,139,000 (1)	Infor, Inc., 1.450%, 07/15/2023	2,169,732	0.0
2,496,000 (1)	Infor, Inc., 1.750%, 07/15/2025	2,574,823	0.0
5,223,000 (1)	Microchip Technology, Inc., 2.670%, 09/01/2023	5,410,573	0.1
22,380,000	Microsoft Corp., 2.400%-3.700%, 08/08/2026-06/01/2050	25,794,588	0.3
4,533,000 (1)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,366,560	0.0
2,761,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	3,028,837	0.0
2,755,000 (1)	TSMC Global Ltd., 0.750%, 09/28/2025	2,731,579	0.0
2,915,000 (1)	TSMC Global Ltd., 1.000%, 09/28/2027	2,866,673	0.1
78,492,000 (2)	Other Securities	86,463,312	0.9
		168,985,438	1.7
	Utilities: 4.2%
3,943,000 (1)	AES Corp./The, 3.950%, 07/15/2030	4,364,250	0.1
10,755,000 (1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,555,846	0.1
7,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,374,224	0.1
5,385,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,667,093	0.1
4,750,000 (1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	4,745,487	0.1
2,166,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,342,452	0.0
2,155,000 (5)	Duke Energy Corp., 4.875%, 12/31/2199	2,282,441	0.0
3,030,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	3,865,136	0.0
1,890,000 (3)	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,986,603	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
8,386,000 (3)	Duke Energy Carolinas LLC, 2.950%-4.000%, 12/01/2026-08/15/2049	$9,748,198	0.1
4,700,000	Duke Energy Indiana LLC, 3.250%-3.750%, 05/15/2046-10/01/2049	5,310,210	0.1
11,400,000	Duke Energy Progress LLC, 3.700%-4.200%, 05/15/2042-10/15/2046	13,830,872	0.2
2,390,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,400,927	0.0
3,462,000 (1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,929,889	0.0
3,199,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,661,395	0.0
3,950,000 (1)(3)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,135,156	0.1
1,950,000 (1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,048,304	0.0
3,392,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,869,279	0.0
2,992,000 (1)	Oglethorpe Power Corp., 3.750%, 08/01/2050	2,986,624	0.0
750,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	882,045	0.0
4,500,000 (1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,275,553	0.1
277,518,000 (2)	Other Securities	303,975,856	3.1
		408,237,840	4.2
	Total Corporate Bonds/Notes
	(Cost $3,419,861,656)	3,612,025,814	36.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.2%
882,975 (1)(5)	Agate Bay Mortgage Trust 2014-2 B4, 3.870%, 09/25/2044	882,650	0.0
2,808,625	Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020)%, 10/25/2034	2,706,001	0.1
2,560,777	Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500)%, 05/25/2035	2,028,310	0.0
2,212,576	Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290)%, 11/20/2035	2,033,854	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,494,082	Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400)%, 04/25/2035	$1,218,275	0.0
163,732	Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400)%, 07/25/2036	74,634	0.0
989,800	Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600)%, 08/25/2036	543,122	0.0
850,574	Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120)%, 06/25/2036	810,851	0.0
1,075,193	Alternative Loan Trust 2007-23CB A3, 0.648%, (US0001M + 0.500)%, 09/25/2037	418,149	0.0
2,729,044	Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600)%, 03/25/2037	1,326,116	0.0
1,017,938	Alternative Loan Trust 2007-8CB A3, 0.648%, (US0001M + 0.500)%, 05/25/2037	503,697	0.0
1,945,009	American Home Mortgage Assets Trust 2007-4 A4, 0.438%, (US0001M + 0.290)%, 08/25/2037	1,749,028	0.0
2,159,949 (1)(5)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,203,782	0.0
892,143	Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600)%, 03/25/2037	677,615	0.0
992,786 (7)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	183,732	0.0
3,249,194	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.338%, (US0001M + 0.190)%, 01/25/2037	2,886,424	0.0
1,887,596 (1)(5)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	1,944,132	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,204,979 (1)(5)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	$2,279,879	0.1
985,933 (1)(5)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,020,502	0.0
1,017,223 (1)(5)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,054,055	0.0
4,016,901 (1)(5)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	4,077,882	0.1
2,940,577 (1)(5)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	2,848,503	0.0
980,192 (1)(5)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	930,881	0.0
2,600,000 (1)(5)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,667,127	0.0
3,276,692 (1)(5)	CIM Trust 2020-J1 B3, 3.465%, 07/25/2050	3,172,375	0.0
1,168,388	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,192,218	0.0
1,162,808 (5)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.570%, 11/25/2036	1,015,509	0.0
520,138 (5)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	501,013	0.0
1,482,033 (1)(5)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,496,323	0.1
2,000,000 (1)(5)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	2,022,462	0.0
1,468,741 (1)(5)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,481,474	0.0
330,184 (1)(5)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	335,335	0.0
7,550,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000)%, 01/25/2040	7,396,559	0.1
514,578	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500)%, 11/25/2035	239,161	0.0
5,033,537	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720)%, 11/25/2035	4,942,360	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,546,129 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	$1,479,846	0.0
1,479,292 (1)(5)	CSMC Trust 2015-2 B3, 3.877%, 02/25/2045	1,477,660	0.0
1,800,000 (1)(5)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,810,256	0.0
1,360,000 (1)(5)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,382,805	0.0
1,000,000 (1)(5)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,019,764	0.0
2,300,000 (1)(5)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,316,871	0.0
1,000,000 (1)(5)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,026,275	0.0
3,000,000 (1)(5)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,926,433	0.1
1,600,000 (1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,609,708	0.0
83,488,293 (5)(7)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.840%, 04/25/2037	3,099,695	0.0
2,822,090 (1)(5)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,878,339	0.0
3,499,212 (1)(5)	Ellington Financial Mortgage Trust 2020-1 A1, 2.006%, 06/25/2065	3,549,949	0.0
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	749,668	0.0
3,995,017 (7)	Fannie Mae 2008-12 SC, 6.202%, (-1.000*US0001M + 6.350)%, 03/25/2038	897,851	0.0
8,548,542	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,860,906	0.1
736,411	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	792,473	0.0
5,919,751	Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	7,160,417	0.1
3,775,654	Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	4,037,364	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,541,312	Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	$4,009,844	0.1
24,872,089 (7)	Fannie Mae 2016-82 SD, 5.902%, (-1.000*US0001M + 6.050)%, 11/25/2046	5,755,640	0.1
4,441,939	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	4,660,603	0.1
14,860,406 (7)	Fannie Mae 2018-86 US, 6.442%, (-1.000*US0001M + 6.590)%, 09/25/2040	3,792,787	0.1
15,798,329	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250)%, 04/25/2029	16,220,888	0.2
5,511,088	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000)%, 05/25/2025	5,599,170	0.1
127,273	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.148%, (US0001M + 4.000)%, 05/25/2025	129,212	0.0
880,977	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000)%, 07/25/2025	904,767	0.0
7,329,705	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550)%, 04/25/2028	7,550,115	0.1
2,582,427	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300)%, 02/25/2025	2,634,988	0.0
396,305	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.098%, (US0001M + 6.950)%, 08/25/2028	425,586	0.0
12,761,035	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250)%, 01/25/2029	13,271,003	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,252,317	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450)%, 01/25/2029	$12,684,905	0.1
8,304,062	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350)%, 05/25/2029	8,614,092	0.1
2,546,739	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550)%, 07/25/2029	2,629,624	0.0
12,488,822	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650)%, 09/25/2029	12,672,720	0.1
4,746,879	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000)%, 10/25/2029	4,742,912	0.1
9,487,805	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850)%, 11/25/2029	9,459,402	0.1
18,673,976	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200)%, 01/25/2030	18,491,878	0.2
8,486,831	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650)%, 02/25/2030	8,415,191	0.1
18,205,656	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400)%, 05/28/2030	17,936,332	0.2
5,881,384	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500)%, 05/25/2030	5,847,365	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,945,228	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800)%, 02/25/2030	$7,960,197	0.1
18,827,865	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200)%, 08/25/2030	18,296,149	0.2
4,138,459	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150)%, 10/25/2030	4,075,743	0.1
18,604,890	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550)%, 12/25/2030	18,355,839	0.2
15,560,676	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350)%, 01/25/2031	15,329,916	0.2
9,351,258	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000)%, 03/25/2031	9,220,733	0.1
8,964,492	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100)%, 03/25/2031	8,843,989	0.1
14,715,255	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250)%, 07/25/2030	14,581,461	0.2
3,287,444 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300)%, 08/25/2031	3,281,433	0.0
3,261,998 (1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100)%, 06/25/2039	3,254,394	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,435,217 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150)%, 09/25/2031	$8,434,006	0.1
10,342,025 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400)%, 04/25/2031	10,327,436	0.1
9,621,275 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450)%, 07/25/2031	9,601,345	0.1
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100)%, 07/25/2039	881,563	0.0
8,781,684 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100)%, 09/25/2039	8,748,537	0.1
3,300,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050)%, 01/25/2040	3,252,157	0.0
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	478,925	0.0
5,680,824	Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700)%, 04/25/2028	5,906,065	0.1
13,505	Fannie Mae Grantor Trust 1998-T2 A6, 0.037%, (US0001M + 0.550)%, 01/25/2032	13,689	0.0
8,928 (7)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	282	0.0
338,956 (7)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	31,027	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,128,312 (7)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	$70,807	0.0
127,083	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	143,154	0.0
111,301 (7)	Fannie Mae REMIC Trust 1999-6 SE, 7.535%, (-1.000*US0001M + 7.685)%, 02/17/2029	8,381	0.0
1,081,432	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,261,529	0.0
385,504	Fannie Mae REMIC Trust 2003-45 FJ, 1.655%, (US0001M + 1.500)%, 06/25/2033	403,649	0.0
1,491,249 (7)	Fannie Mae REMIC Trust 2003-66 SA, 7.502%, (-1.000*US0001M + 7.650)%, 07/25/2033	366,925	0.0
253,850 (7)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	54,908	0.0
668,263	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	769,813	0.0
1,009,735	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,157,803	0.0
21,347	Fannie Mae REMIC Trust 2004-56 FE, 0.598%, (US0001M + 0.450)%, 10/25/2033	21,444	0.0
535,182	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	609,191	0.0
1,076,684	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,189,958	0.0
2,795,580	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	3,199,899	0.0
136,827	Fannie Mae REMIC Trust 2006-104 ES, 32.709%, (-5.000*US0001M + 33.450)%, 11/25/2036	277,033	0.0
2,381,983 (7)	Fannie Mae REMIC Trust 2006-12 SD, 6.602%, (-1.000*US0001M + 6.750)%, 10/25/2035	505,538	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
796,748 (7)	Fannie Mae REMIC Trust 2006-123 UI, 6.592%, (-1.000*US0001M + 6.740)%, 01/25/2037	$200,809	0.0
177,558 (7)	Fannie Mae REMIC Trust 2006-72 HS, 6.552%, (-1.000*US0001M + 6.700)%, 08/25/2026	23,877	0.0
22,163	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	25,727	0.0
4,212,495 (7)	Fannie Mae REMIC Trust 2007-91 AS, 6.252%, (-1.000*US0001M + 6.400)%, 10/25/2037	1,080,711	0.0
1,719,108	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,946,694	0.0
8,279,458 (5)	Fannie Mae REMIC Trust 2009-50 HZ, 5.546%, 02/25/2049	9,505,079	0.1
1,945,012 (7)	Fannie Mae REMIC Trust 2009-90 TS, 6.002%, (-1.000*US0001M + 6.150)%, 11/25/2039	400,519	0.0
2,031,148 (7)	Fannie Mae REMIC Trust 2010-118 GS, 5.802%, (-1.000*US0001M + 5.950)%, 10/25/2039	142,032	0.0
5,043,834 (7)	Fannie Mae REMIC Trust 2010-123 SL, 5.922%, (-1.000*US0001M + 6.070)%, 11/25/2040	1,015,393	0.0
5,838,846 (7)	Fannie Mae REMIC Trust 2010-41 SB, 6.252%, (-1.000*US0001M + 6.400)%, 05/25/2040	1,271,802	0.0
1,705,775 (7)	Fannie Mae REMIC Trust 2010-43 VS, 6.302%, (-1.000*US0001M + 6.450)%, 05/25/2040	358,249	0.0
11,049,000	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,697,832	0.1
1,567,002 (7)	Fannie Mae REMIC Trust 2011-102 SA, 6.452%, (-1.000*US0001M + 6.600)%, 10/25/2041	294,333	0.0
3,047,723	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,359,316	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,645,090 (7)	Fannie Mae REMIC Trust 2011-93 GS, 6.402%, (-1.000*US0001M + 6.550)%, 04/25/2039	$701,157	0.0
516,436 (7)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	8,478	0.0
6,630,391 (7)	Fannie Mae REMIC Trust 2012-122 SB, 6.002%, (-1.000*US0001M + 6.150)%, 11/25/2042	1,238,989	0.0
3,209,263 (7)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	275,889	0.0
6,554,342 (7)	Fannie Mae REMIC Trust 2012-133 AS, 6.052%, (-1.000*US0001M + 6.200)%, 10/25/2042	1,282,404	0.0
1,002,024 (7)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	111,202	0.0
3,769,505 (7)	Fannie Mae REMIC Trust 2012-15 SP, 6.472%, (-1.000*US0001M + 6.620)%, 06/25/2040	294,897	0.0
2,164,276 (7)	Fannie Mae REMIC Trust 2012-24 HS, 6.402%, (-1.000*US0001M + 6.550)%, 09/25/2040	253,823	0.0
4,792,732 (7)	Fannie Mae REMIC Trust 2012-30 QS, 6.452%, (-1.000*US0001M + 6.600)%, 04/25/2031	411,347	0.0
1,494,404 (7)	Fannie Mae REMIC Trust 2012-68 YS, 6.552%, (-1.000*US0001M + 6.700)%, 07/25/2042	261,416	0.0
2,363,915 (7)	Fannie Mae REMIC Trust 2013-26 JS, 6.052%, (-1.000*US0001M + 6.200)%, 10/25/2032	339,659	0.0
8,368,149 (7)	Fannie Mae REMIC Trust 2013-60 DS, 6.052%, (-1.000*US0001M + 6.200)%, 06/25/2033	1,477,176	0.0
7,245,720 (7)	Fannie Mae REMIC Trust 2013-9 SM, 6.102%, (-1.000*US0001M + 6.250)%, 02/25/2033	1,427,539	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,371,060 (7)	Fannie Mae REMIC Trust 2014-17 DS, 6.052%, (-1.000*US0001M + 6.200)%, 02/25/2043	$450,949	0.0
2,442,390 (7)	Fannie Mae REMIC Trust 2014-28 BS, 6.052%, (-1.000*US0001M + 6.200)%, 08/25/2043	380,781	0.0
3,019,000	Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	3,356,422	0.0
48,546,867 (7)	Fannie Mae REMIC Trust 2015-79 SA, 6.102%, (-1.000*US0001M + 6.250)%, 11/25/2045	10,689,103	0.1
19,614,985 (7)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,186,032	0.1
34,348,852 (7)	Fannie Mae REMICS 16-60 SB, 5.952%, (-1.000*US0001M + 6.100)%, 09/25/2046	7,849,386	0.1
130,553 (7)	Fannie Mae REMICS 1997-18 SG, 7.950%, (-1.000*US0001M + 8.100)%, 03/17/2027	16,489	0.0
77,332 (7)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500))%, 11/25/2023	24	0.0
2,053 (7)	Fannie Mae REMICS 1999-57 SC, 9.600%, (-1.000*US0001M + 9.750)%, 11/17/2029	25	0.0
187 (7)	Fannie Mae REMICS 2000-38 SK, 9.050%, (-1.000*US0001M + 9.200)%, 10/17/2030	2	0.0
293,636 (7)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500)%, 12/25/2031	10,885	0.0
97,691 (7)	Fannie Mae REMICS 2001-8 SK, 8.600%, (-1.000*US0001M + 8.750)%, 03/18/2031	15,054	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25 (7)	Fannie Mae REMICS 2001-8 SO, 9.644%, (-1.000*US0001M + 9.800)%, 02/20/2031	$—	—
622,095 (7)	Fannie Mae REMICS 2003-49 SW, 6.852%, (-1.000*US0001M + 7.000)%, 01/25/2033	132,832	0.0
5,129,429 (7)	Fannie Mae REMICS 2004-54 SN, 6.902%, (-1.000*US0001M + 7.050)%, 07/25/2034	1,195,270	0.0
50,928 (7)	Fannie Mae REMICS 2004-88 JH, 6.452%, (-1.000*US0001M + 6.600)%, 06/25/2033	214	0.0
1,277,892 (7)	Fannie Mae REMICS 2005-75 SP, 6.602%, (-1.000*US0001M + 6.750)%, 08/25/2035	238,235	0.0
2,670,108 (7)	Fannie Mae REMICS 2006-56 SM, 6.602%, (-1.000*US0001M + 6.750)%, 07/25/2036	568,324	0.0
466,055 (7)	Fannie Mae REMICS 2007-21 SB, 6.252%, (-1.000*US0001M + 6.400)%, 03/25/2037	59,802	0.0
1,406,133 (7)	Fannie Mae REMICS 2007-52 NS, 6.302%, (-1.000*US0001M + 6.450)%, 06/25/2037	309,170	0.0
1,509,636 (7)	Fannie Mae REMICS 2007-85 SM, 6.312%, (-1.000*US0001M + 6.460)%, 09/25/2037	340,018	0.0
531,925	Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	613,122	0.0
116 (7)	Fannie Mae REMICS 2010-112 SG, 6.212%, (-1.000*US0001M + 6.360)%, 06/25/2021	2	0.0
8,296,586 (7)	Fannie Mae REMICS 2010-150 SJ, 6.332%, (-1.000*US0001M + 6.480)%, 01/25/2041	2,114,690	0.0
1,316,060 (7)	Fannie Mae REMICS 2010-35 CS, 6.302%, (-1.000*US0001M + 6.450)%, 04/25/2050	252,961	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,793,381	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	$2,092,756	0.0
6,166,562	Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	7,248,181	0.1
682,824	Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	753,523	0.0
132,000	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	146,341	0.0
10,886,276 (7)	Fannie Mae REMICS 2011-47 GS, 5.782%, (-1.000*US0001M + 5.930)%, 06/25/2041	2,130,947	0.0
2,575,043	Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,824,952	0.0
5,867,430 (7)	Fannie Mae REMICS 2012-111 SL, 5.952%, (-1.000*US0001M + 6.100)%, 05/25/2041	780,536	0.0
6,004,562	Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,698,113	0.1
8,685,065 (7)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	592,467	0.0
3,000,000	Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	3,116,667	0.0
10,425,657	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,611,260	0.1
5,815,272	Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,731,175	0.1
1,715,854	Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,925,552	0.0
2,649,113	Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,999,484	0.0
1,058,948	Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,110,903	0.0
4,568,401	Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	4,997,031	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000	Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	$575,877	0.0
2,700,000	Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	3,006,872	0.0
1,403,000	Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,788,447	0.0
1,153,836	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,199,609	0.0
8,952,640 (7)	Fannie Mae REMICS 2013-40 LS, 6.002%, (-1.000*US0001M + 6.150)%, 05/25/2043	1,664,330	0.0
9,689,114 (7)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	932,884	0.0
11,218,639 (7)	Fannie Mae REMICS 2014-15 SB, 6.502%, (-1.000*US0001M + 6.650)%, 04/25/2044	2,935,424	0.0
6,219,113 (7)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	111,527	0.0
970,000	Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,132,219	0.0
16,819,902	Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	18,982,760	0.2
389,583	Fannie Mae REMICS 2015-45 EY, 2.500%, 12/25/2040	391,325	0.0
8,288,075 (7)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,554,235	0.0
2,000,000	Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,297,201	0.0
5,000,000	Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,347,759	0.1
3,516,496 (7)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	574,767	0.0
8,574,596 (7)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,336,281	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,593	Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	$805,105	0.0
8,679,050	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,207,976	0.1
46,999,724 (7)	Fannie Mae REMICS 2018-15 SC, 6.152%, (-1.000*US0001M + 6.300)%, 03/25/2048	10,550,282	0.1
3,656,845	Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	3,851,138	0.1
24,260,699	Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	26,175,654	0.3
3,810,346	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	4,022,150	0.1
60,580,415 (7)	Fannie Mae REMICS 2018-82 SA, 6.052%, (-1.000*US0001M + 6.200)%, 11/25/2048	13,095,123	0.1
59,581,413 (7)	Fannie Mae REMICS 2018-86 SM, 6.052%, (-1.000*US0001M + 6.200)%, 12/25/2048	12,994,587	0.1
53,045,424 (7)	Fannie Mae REMICS 2018-91 SB, 5.952%, (-1.000*US0001M + 6.100)%, 12/25/2058	11,714,796	0.1
17,015,604 (7)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,525,723	0.0
18,891,130 (7)	Fannie Mae REMICS 2019-30 SB, 5.952%, (-1.000*US0001M + 6.100)%, 07/25/2049	3,730,772	0.1
17,281,718 (7)	Fannie Mae REMICS 2019-39 SA, 5.952%, (-1.000*US0001M + 6.100)%, 08/25/2049	3,361,865	0.0
95,855,191 (7)	Fannie Mae REMICS 2019-41 S, 5.852%, (-1.000*US0001M + 6.000)%, 08/25/2059	18,303,606	0.2
11,088,344 (7)	Fannie Mae REMICS 2019-47 SB, 5.952%, (-1.000*US0001M + 6.100)%, 05/25/2040	2,145,969	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5	Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	$6	0.0
4,744	Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	5,021	0.0
3,411,992	Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	3,788,661	0.1
32,892,157 (7)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	3,148,250	0.0
1,713,550 (7)	Fannie Mae Series 2013-72 YS, 6.002%, (-1.000*US0001M + 6.150)%, 07/25/2033	272,717	0.0
9,713,291 (7)	Fannie Mae REMICS 2009-66 SP, 5.952%, (-1.000*US0001M + 6.100)%, 09/25/2039	1,664,878	0.0
6,229,749 (7)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,325,390	0.0
28,659,992 (7)	Fannie Mae REMICS 2016-81 CS, 5.952%, (-1.000*US0001M + 6.100)%, 11/25/2046	5,726,246	0.1
40,546,120 (7)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	7,047,848	0.1
28,117,075 (7)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,667,659	0.0
23,765,803 (7)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,688,278	0.0
154,927 (7)	FHLMC-GNMA 20 S, 8.752%, (-1.000*US0001M + 8.900)%, 10/25/2023	15,362	0.0
1,783,409 (1)(5)	First Republic Mortgage Trust 2020-1 B1, 2.896%, 04/25/2050	1,730,830	0.0
1,092,026 (1)(5)	First Republic Mortgage Trust 2020-1 B2, 2.896%, 04/25/2050	1,007,488	0.0
1,886,121 (1)(5)	Flagstar Mortgage Trust 2018-1 B1, 4.013%, 03/25/2048	1,970,450	0.0
2,211,476 (1)(5)	Flagstar Mortgage Trust 2018-1 B2, 4.013%, 03/25/2048	2,328,853	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,459,501 (1)(5)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	$2,514,273	0.1
1,256,882 (1)(5)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	1,306,901	0.0
2,910,394 (1)(5)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,007,256	0.1
954,435 (1)(5)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	970,158	0.0
1,804,453 (1)(5)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	1,832,055	0.0
1,498,627 (1)(5)	Flagstar Mortgage Trust 2019-2 B1, 4.135%, 12/25/2049	1,595,236	0.0
1,453,363 (1)(5)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	1,488,300	0.0
2,460,891 (1)(5)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	2,395,361	0.0
3,012,000 (1)(5)	Flagstar Mortgage Trust 2018-6RR B3, 4.995%, 10/25/2048	3,164,001	0.0
2,033,083 (1)(5)	Flagstar Mortgage Trust 2020-1NV B1A, 4.332%, 03/25/2050	1,998,228	0.0
3,119,739 (1)(5)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	3,175,157	0.0
22,774,021	Freddie Mac 326 350, 3.500%, 03/15/2044	24,982,645	0.3
9,583,319 (7)	Freddie Mac 3510 AS, 6.258%, (-1.000*US0001M + 6.410)%, 04/15/2037	2,320,217	0.0
6,550,446 (7)	Freddie Mac 4191 SA, 6.048%, (-1.000*US0001M + 6.200)%, 03/15/2043	1,275,503	0.0
4,345,185	Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,533,441	0.1
3,982,901	Freddie Mac 4800 KG, 3.500%, 11/15/2045	4,086,550	0.1
743,830	Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	889,198	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
351,713	Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	$409,037	0.0
103,939	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	118,187	0.0
93,340	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	104,109	0.0
623,379	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	710,389	0.0
87,375	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	90,360	0.0
265,115	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	308,075	0.0
104,062 (7)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	21,749	0.0
700,724	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	804,901	0.0
138,387	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	164,309	0.0
278,897 (7)	Freddie Mac REMIC Trust 2866 GS, 6.448%, (-1.000*US0001M + 6.600)%, 09/15/2034	4,880	0.0
188,936 (7)	Freddie Mac REMIC Trust 2883 SD, 6.548%, (-1.000*US0001M + 6.700)%, 10/15/2034	4,512	0.0
199,494	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	228,904	0.0
293,024	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	336,503	0.0
5,920,566 (7)	Freddie Mac REMIC Trust 3045 DI, 6.578%, (-1.000*US0001M + 6.730)%, 10/15/2035	1,393,039	0.0
1,022,432	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,176,461	0.0
1,193,709 (7)	Freddie Mac REMIC Trust 3171 PS, 6.333%, (-1.000*US0001M + 6.485)%, 06/15/2036	259,337	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,033,400 (7)	Freddie Mac REMIC Trust 3199 S, 6.298%, (-1.000*US0001M + 6.450)%, 08/15/2036	$1,483,894	0.0
501,522	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	590,119	0.0
171,785	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	198,348	0.0
282,377 (5)(7)	Freddie Mac REMIC Trust 3524 LA, 5.179%, 03/15/2033	321,169	0.0
28,523	Freddie Mac REMIC Trust 3556 NT, 3.252%, (US0001M + 3.100)%, 03/15/2038	29,042	0.0
5,748,587	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	6,733,907	0.1
523,268	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	617,977	0.0
385,976	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	439,944	0.0
691,691	Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	711,744	0.0
1,429,727 (7)	Freddie Mac REMIC Trust 3856 KS, 6.398%, (-1.000*US0001M + 6.550)%, 05/15/2041	279,784	0.0
969,081 (7)	Freddie Mac REMIC Trust 3925 SD, 5.898%, (-1.000*US0001M + 6.050)%, 07/15/2040	103,001	0.0
6,284,132 (7)	Freddie Mac REMIC Trust 3925 SL, 5.898%, (-1.000*US0001M + 6.050)%, 01/15/2041	608,202	0.0
311,337	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	350,266	0.0
1,225,093 (7)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	63,003	0.0
1,620,165 (7)	Freddie Mac REMIC Trust 4088 CS, 5.848%, (-1.000*US0001M + 6.000)%, 08/15/2042	299,738	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,780,677 (7)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	$689,055	0.0
3,442,105 (7)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	495,857	0.0
3,343,592	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,655,085	0.0
1,369,452	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,577,353	0.0
1,583,282 (7)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	186,123	0.0
5,068,077	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,909,435	0.1
6,802,905	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	8,051,863	0.1
1,916,000	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,992,843	0.0
5,772,009 (7)	Freddie Mac REMIC Trust 4386 LS, 5.948%, (-1.000*US0001M + 6.100)%, 09/15/2044	1,073,636	0.0
4	Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	4	0.0
20	Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	64	0.0
4	Freddie Mac REMICS 1159 D, 1145.070%, 11/15/2021	16	0.0
5	Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	16	0.0
312 (7)	Freddie Mac REMICS 1368 S, 9.348%, (-1.000*US0001M + 9.500)%, 08/15/2022	5	0.0
48,103 (7)	Freddie Mac REMICS 2074 S, 8.550%, (-1.000*US0001M + 8.700)%, 07/17/2028	4,295	0.0
39,668 (7)	Freddie Mac REMICS 2232 SA, 8.450%, (-1.000*US0001M + 8.600)%, 05/17/2030	2,636	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,322 (7)	Freddie Mac REMICS 2301 SP, 9.098%, (-1.000*US0001M + 9.250)%, 04/15/2031	$2,711	0.0
1,376,914 (7)	Freddie Mac REMICS 2953 LS, 6.548%, (-1.000*US0001M + 6.700)%, 12/15/2034	78,455	0.0
1,461,027 (7)	Freddie Mac REMICS 2993 GS, 5.998%, (-1.000*US0001M + 6.150)%, 06/15/2025	124,995	0.0
875,693 (7)	Freddie Mac REMICS 3006 SI, 6.588%, (-1.000*US0001M + 6.740)%, 07/15/2035	185,284	0.0
946,760 (7)	Freddie Mac REMICS 3006 YI, 6.588%, (-1.000*US0001M + 6.740)%, 07/15/2035	222,420	0.0
5,812,389 (7)	Freddie Mac REMICS 3213 JS, 7.048%, (-1.000*US0001M + 7.200)%, 09/15/2036	1,616,905	0.0
1,307,025 (7)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600)%, 10/15/2037	34,141	0.0
4,457,639	Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	4,933,084	0.1
3,792,473	Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	4,157,479	0.1
21,774,285	Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,120,366	0.3
6,413,392	Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	7,072,019	0.1
1,900,000	Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,260,522	0.0
726,675	Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	939,183	0.0
500,000	Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	591,270	0.0
2,650,000	Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,303,722	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,628,211	Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	$5,189,251	0.1
7,000,000	Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	7,890,632	0.1
9,532,558	Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,971,053	0.1
3,790,000	Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,489,823	0.1
2,955,193	Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,295,517	0.0
420,000	Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	502,176	0.0
1,500,000	Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,710,347	0.0
2,804,949	Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	3,337,500	0.0
7,302,772 (7)	Freddie Mac REMICS 4057 SN, 6.498%, (-1.000*US0001M + 6.650)%, 12/15/2041	1,114,559	0.0
3,202,073	Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,493,061	0.0
15,102,891	Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	17,233,694	0.2
2,557,094 (7)	Freddie Mac REMICS 4090 SN, 6.548%, (-1.000*US0001M + 6.700)%, 08/15/2032	543,889	0.0
1,326,097	Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,426,471	0.0
2,128,000	Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,716,673	0.0
10,507,723	Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	12,237,555	0.1
310,000	Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	346,494	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
42,611,622 (7)	Freddie Mac REMICS 4301 SD, 5.948%, (-1.000*US0001M + 6.100)%, 07/15/2037	$8,888,495	0.1
6,373,841	Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,227,572	0.1
3,102,000	Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,521,707	0.0
23,369,650 (7)	Freddie Mac REMICS 4461 AS, 5.448%, (-1.000*US0001M + 5.600)%, 04/15/2045	4,649,873	0.1
3,124,000	Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,581,313	0.0
687,855	Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	705,476	0.0
2,913,000	Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,262,412	0.0
24,937,716 (7)	Freddie Mac REMICS 4574 ST, 5.848%, (-1.000*US0001M + 6.000)%, 04/15/2046	4,509,412	0.1
7,043,020	Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,367,831	0.1
371,888	Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	377,155	0.0
32,834,587	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,923,130	0.4
2,457,000	Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,774,321	0.0
1,350,000	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,447,588	0.0
13,474,764	Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,969,552	0.2
1,632,872	Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,831,136	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
606,535	Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	$681,050	0.0
11,855,001	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,729,601	0.2
3,091,163 (1)	Freddie Mac STACR 2019-HQA3 M2, 1.998%, (US0001M + 1.850)%, 09/27/2049	3,033,788	0.0
9,350,000 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850)%, 02/25/2050	9,152,091	0.1
4,500,000 (1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000)%, 06/25/2050	4,535,872	0.1
10,600,000 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900)%, 01/25/2050	10,417,412	0.1
7,700,000 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100)%, 03/25/2050	7,633,783	0.1
13,300,000 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600)%, 07/25/2050	13,433,097	0.1
21,258,309 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150)%, 12/25/2030	20,778,269	0.2
8,900,000 (1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100)%, 09/25/2048	8,719,651	0.1
13,178,197 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300)%, 10/25/2048	12,961,062	0.1
11,487,597 (1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.198%, (US0001M + 2.050)%, 07/25/2049	11,294,956	0.1
6,005,118	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	6,426,489	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,221,668 (7)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	$889,336	0.0
45,568,293 (7)	Freddie Mac Strips Series 311 S1, 5.798%, (-1.000*US0001M + 5.950)%, 08/15/2043	7,743,543	0.1
2,949,563	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900)%, 12/25/2027	2,978,278	0.0
5,420,380	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700)%, 04/25/2028	5,660,669	0.1
1,069,209	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800)%, 03/25/2025	1,075,742	0.0
11,289,868	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550)%, 07/25/2028	12,016,193	0.1
6,333,457	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.298%, (US0001M + 5.150)%, 11/25/2028	6,552,647	0.1
750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850)%, 03/25/2029	781,910	0.0
8,824,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450)%, 10/25/2029	9,122,315	0.1
8,930,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500)%, 03/25/2030	9,050,788	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,169,732	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550)%, 08/25/2029	$11,547,185	0.1
11,512,857	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650)%, 12/25/2029	11,421,358	0.1
10,264,962	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350)%, 04/25/2030	10,369,716	0.1
8,022,355	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800)%, 07/25/2030	7,910,790	0.1
1,431,760	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300)%, 09/25/2030	1,414,944	0.0
9,354,622 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650)%, 01/25/2049	9,305,762	0.1
8,508,068 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050)%, 04/25/2049	8,405,425	0.1
1,024,633 (5)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.818%, 07/25/2033	1,152,157	0.0
12,142,028 (7)	Freddie Mac REMICS 3346 SC, 6.398%, (-1.000*US0001M + 6.550)%, 10/15/2033	2,662,012	0.0
23,489,430 (7)	Freddie Mac REMICS 4407 CS, 6.048%, (-1.000*US0001M + 6.200)%, 06/15/2044	3,292,812	0.0
36,306,287 (7)	Freddie Mac REMICS 4407 PS, 5.448%, (-1.000*US0001M + 5.600)%, 06/15/2044	4,485,954	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
115,749,094 (7)	Freddie Mac REMICS 4585 AS, 5.948%, (-1.000*US0001M + 6.100)%, 05/15/2046	$24,586,832	0.3
32,755,367 (7)	Freddie Mac REMICS 4611 BS, 5.948%, (-1.000*US0001M + 6.100)%, 06/15/2041	7,061,569	0.1
22,099,743	Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,694,938	0.3
62,160,952 (7)	Freddie Mac REMICS 4879 DS, 5.948%, (-1.000*US0001M + 6.100)%, 08/15/2034	12,561,709	0.1
54,535,149 (7)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	8,129,146	0.1
6,153,320 (1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.498%, (US0001M + 2.350)%, 02/25/2049	6,118,615	0.1
42,826,521 (7)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	5,329,928	0.1
3,290,804 (1)(5)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	3,380,355	0.0
3,561,207 (1)(5)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,663,088	0.0
3,898,452 (1)(5)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,047,011	0.1
2,500,000 (1)(5)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,652,703	0.0
1,813,082 (7)	Ginnie Mae 2005-37 SI, 5.994%, (-1.000*US0001M + 6.150)%, 05/20/2035	359,468	0.0
1,720,864 (7)	Ginnie Mae 2007-23 ST, 6.044%, (-1.000*US0001M + 6.200)%, 04/20/2037	297,304	0.0
2,006,083 (7)	Ginnie Mae 2007-40 SE, 6.594%, (-1.000*US0001M + 6.750)%, 07/20/2037	474,142	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,415,324 (7)	Ginnie Mae 2007-7 EI, 6.044%, (-1.000*US0001M + 6.200)%, 02/20/2037	$300,342	0.0
4,806,821 (7)	Ginnie Mae 2010-11 SA, 6.268%, (-1.000*US0001M + 6.420)%, 01/16/2040	1,108,436	0.0
2,055,119 (7)	Ginnie Mae 2010-14 SB, 6.644%, (-1.000*US0001M + 6.800)%, 11/20/2035	472,907	0.0
1,698,520 (7)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	281,292	0.0
744,086	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	736,877	0.0
2,263,360	Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,712,545	0.0
50,512,936 (7)	Ginnie Mae 2018-167 CS, 5.944%, (-1.000*US0001M + 6.100)%, 12/20/2048	7,524,442	0.1
558,393 (7)	Ginnie Mae Series 2005-7 AH, 6.618%, (-1.000*US0001M + 6.770)%, 02/16/2035	119,152	0.0
10,795,480 (7)	Ginnie Mae Series 2007-41 SL, 6.544%, (-1.000*US0001M + 6.700)%, 07/20/2037	2,640,468	0.0
1,147,449 (7)	Ginnie Mae Series 2008-2 SW, 6.394%, (-1.000*US0001M + 6.550)%, 01/20/2038	299,167	0.0
699,160 (7)	Ginnie Mae Series 2008-35 SN, 6.244%, (-1.000*US0001M + 6.400)%, 04/20/2038	121,854	0.0
370,601 (7)	Ginnie Mae Series 2008-40 PS, 6.348%, (-1.000*US0001M + 6.500)%, 05/16/2038	77,469	0.0
955,437 (7)	Ginnie Mae Series 2009-25 KS, 6.044%, (-1.000*US0001M + 6.200)%, 04/20/2039	213,243	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,783	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	$853,765	0.0
792,173	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	910,641	0.0
754,050 (7)	Ginnie Mae Series 2009-33 SN, 6.144%, (-1.000*US0001M + 6.300)%, 05/20/2039	16,839	0.0
12,450,202	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,889,148	0.2
1,595,838	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,797,003	0.0
84,682 (7)	Ginnie Mae Series 2009-43 HS, 6.044%, (-1.000*US0001M + 6.200)%, 06/20/2038	1,517	0.0
2,127,760	Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	2,266,351	0.0
4,379,182	Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	4,836,944	0.1
1,855,048 (7)	Ginnie Mae Series 2010-116 NS, 6.498%, (-1.000*US0001M + 6.650)%, 09/16/2040	372,892	0.0
5,264,741 (7)	Ginnie Mae Series 2010-116 SK, 6.464%, (-1.000*US0001M + 6.620)%, 08/20/2040	1,164,295	0.0
7,552,676 (7)	Ginnie Mae Series 2010-149 HS, 5.948%, (-1.000*US0001M + 6.100)%, 05/16/2040	926,830	0.0
480,000	Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	549,750	0.0
1,766,093 (7)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	369,118	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,425,805 (7)	Ginnie Mae Series 2010-68 MS, 5.694%, (-1.000*US0001M + 5.850)%, 06/20/2040	$269,527	0.0
3,071,350	Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	3,329,233	0.1
3,978,920 (7)	Ginnie Mae Series 2011-72 SA, 5.198%, (-1.000*US0001M + 5.350)%, 05/16/2041	681,112	0.0
3,832,637 (7)	Ginnie Mae Series 2011-73 LS, 6.534%, (-1.000*US0001M + 6.690)%, 08/20/2039	285,916	0.0
18,835	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	18,956	0.0
917,932 (7)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	67,007	0.0
1,388,000	Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,506,324	0.0
7,264,742 (7)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,295,388	0.0
539,697	Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	562,390	0.0
1,491,253 (7)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	98,466	0.0
4,639,898 (7)	Ginnie Mae Series 2014-185 SB, 5.444%, (-1.000*US0001M + 5.600)%, 12/20/2044	910,999	0.0
4,093,317 (7)	Ginnie Mae Series 2014-3 QS, 5.994%, (-1.000*US0001M + 6.150)%, 03/20/2043	620,831	0.0
7,833,721 (7)	Ginnie Mae Series 2014-3 SU, 5.894%, (-1.000*US0001M + 6.050)%, 07/20/2039	1,718,987	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,153,978 (7)	Ginnie Mae Series 2014-56 SP, 6.048%, (-1.000*US0001M + 6.200)%, 12/16/2039	$934,387	0.0
10,632,972 (7)	Ginnie Mae Series 2014-58 SG, 5.448%, (-1.000*US0001M + 5.600)%, 04/16/2044	1,857,358	0.0
34,774,762 (7)	Ginnie Mae Series 2015-110 MS, 5.554%, (-1.000*US0001M + 5.710)%, 08/20/2045	5,738,187	0.1
2,041,092	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,174,480	0.0
26,461,415 (7)	Ginnie Mae Series 2016-160 GS, 5.944%, (-1.000*US0001M + 6.100)%, 11/20/2046	5,791,676	0.1
1,619,899	Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	1,746,202	0.0
305,044	Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	340,124	0.0
3,136,789	Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	3,322,010	0.1
182,528	Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	216,897	0.0
4,241,136	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,518,291	0.1
181,421	Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	217,339	0.0
176,532	Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	188,494	0.0
532,322	Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	566,986	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,349,931	Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	$1,432,224	0.0
1,081,376	Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,212,352	0.0
71,326	Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	77,175	0.0
798,785	Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	908,987	0.0
416,445	Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	471,449	0.0
299,424	Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	315,905	0.0
5,024,891 (7)	Ginnie Mae Series 2013-111 SA, 6.544%, (-1.000*US0001M + 6.700)%, 07/20/2043	1,039,829	0.0
29,068,436 (7)	Ginnie Mae Series 2016-6 SB, 5.494%, (-1.000*US0001M + 5.650)%, 01/20/2046	5,571,684	0.1
18,646,059 (7)	Ginnie Mae Series 2017-101 SA, 6.044%, (-1.000*US0001M + 6.200)%, 07/20/2047	3,175,899	0.0
28,507,499 (7)	Ginnie Mae Series 2017-163 SH, 6.044%, (-1.000*US0001M + 6.200)%, 11/20/2047	6,021,779	0.1
39,856,948 (7)	Ginnie Mae Series 2019-159 SM, 5.894%, (-1.000*US0001M + 6.050)%, 12/20/2049	8,565,545	0.1
35,983,098 (7)	Ginnie Mae Series 2020-32 SG, 5.944%, (-1.000*US0001M + 6.100)%, 03/20/2050	7,869,982	0.1
95,134,971 (7)	Ginnie Mae Series 2020-46 BS, 3.194%, (-1.000*US0001M + 3.350)%, 04/20/2050	7,270,957	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,601,666 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	$1,634,055	0.0
2,568,767 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,681,003	0.0
2,100,000 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	2,205,960	0.0
3,754,460 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	3,877,044	0.1
2,936,239 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.486%, 11/25/2049	3,100,394	0.0
1,177,573 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	1,299,237	0.0
6,168,419 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	6,270,278	0.1
1,652,338 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.465%, 10/25/2050	1,713,946	0.0
4,000,000 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	4,094,375	0.1
2,894	GSR Mortgage Loan Trust 2005-5F 8A1, 0.648%, (US0001M + 0.500)%, 06/25/2035	2,715	0.0
2,494,017	HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190)%, 09/19/2037	2,327,715	0.0
126,946	HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860)%, 08/25/2029	122,342	0.0
2,000,000	HomeBanc Mortgage Trust 2005-4 M1, 0.618%, (US0001M + 0.470)%, 10/25/2035	1,990,835	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,831,312 (1)(5)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	$1,852,553	0.0
1,035,619	Impac CMB Trust Series 2005-1 M1, 0.838%, (US0001M + 0.690)%, 04/25/2035	981,084	0.0
1,621,950	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210)%, 04/25/2046	1,481,196	0.0
2,348,128	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.358%, (US0001M + 0.210)%, 02/25/2046	1,896,540	0.0
1,970,011 (1)(5)	JP Morgan Mortgage Trust 2019-9 B2A, 3.507%, 05/25/2050	2,075,641	0.0
1,476,729 (1)(5)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.933%, 10/25/2049	1,557,528	0.0
1,797,664 (1)(5)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.094%, 10/25/2049	1,872,176	0.0
5,831,696 (1)(5)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	6,028,442	0.1
2,300,000 (1)(5)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	2,385,869	0.0
1,289,705 (1)(5)	JP Morgan Mortgage Trust 2020-1 B1, 3.877%, 06/25/2050	1,376,435	0.0
4,192,000 (1)(5)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	4,291,069	0.1
923,291 (1)(5)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	954,304	0.0
589,375 (1)(5)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	608,641	0.0
3,824,314 (1)(5)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	3,937,609	0.1
366,294	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	244,815	0.0
2,427,324 (5)	JP Morgan Mortgage Trust 2005-A4 B1, 3.254%, 07/25/2035	2,358,622	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,250,638 (1)(5)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	$4,358,428	0.1
1,090,864 (1)(5)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	1,085,235	0.0
3,801,664 (1)(5)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	3,917,146	0.1
3,426,512 (1)(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	3,573,247	0.1
1,957,875 (1)(5)	JP Morgan Mortgage Trust 2017-3 B2, 3.803%, 08/25/2047	2,010,122	0.0
1,415,510 (1)(5)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	1,437,844	0.0
943,673 (1)(5)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	956,197	0.0
2,041,459 (1)(5)	JP Morgan Mortgage Trust 2018-1 B1, 3.719%, 06/25/2048	2,122,353	0.0
1,965,081 (1)(5)	JP Morgan Mortgage Trust 2018-1 B2, 3.719%, 06/25/2048	2,009,777	0.0
2,594,020 (1)(5)	JP Morgan Mortgage Trust 2018-1 B3, 3.719%, 06/25/2048	2,613,138	0.0
2,509,203 (1)(5)	JP Morgan Mortgage Trust 2018-3 B1, 3.751%, 09/25/2048	2,566,600	0.0
2,162,773 (1)(5)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	2,227,571	0.0
1,721,890 (1)(5)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	1,836,999	0.0
2,905,679 (1)(5)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	3,047,550	0.0
1,441,560 (1)(5)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,490,201	0.0
3,167,751 (1)(5)	JP Morgan Mortgage Trust 2019-1 B1, 4.518%, 05/25/2049	3,371,165	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,042,865 (1)(5)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	$2,100,172	0.0
2,775,675 (1)(5)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	2,991,645	0.0
4,190,456 (1)(5)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	4,508,466	0.1
1,928,057 (1)(5)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,011,900	0.0
3,074,793 (1)(5)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,167,480	0.0
3,571,972 (1)(5)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	3,721,087	0.1
1,583,989 (1)(5)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,629,568	0.0
791,850 (1)(5)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	846,298	0.0
3,924,465 (1)(5)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	4,018,718	0.1
6,000,000 (1)(5)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	6,171,937	0.1
4,000,000 (1)(5)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	4,093,125	0.1
1,000,000 (1)(5)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	1,094,477	0.0
7,617,817,917 (1)(7)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	5,023,951	0.1
15,218,407 (7)	Lehman Mortgage Trust 2006-7 2A4, 6.402%, (-1.000*US0001M + 6.550)%, 11/25/2036	4,686,644	0.1
10,610,767 (7)	Lehman Mortgage Trust 2006-9 2A5, 6.472%, (-1.000*US0001M + 6.620)%, 01/25/2037	2,611,839	0.0
1,506,045	Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360)%, 11/25/2035	1,291,030	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,672,374	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	$3,689,512	0.0
2,630,106 (1)(5)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,815,650	0.0
852,074 (1)(5)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	910,981	0.0
1,652,876 (1)(5)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,718,794	0.0
1,611,692 (1)(5)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,687,233	0.0
1,761,058 (1)(5)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,817,967	0.1
3,865,000 (1)(5)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	3,957,486	0.1
9,826,000	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 0.648%, (US0001M + 0.500)%, 11/25/2035	8,887,029	0.1
769,803 (1)(5)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	791,158	0.0
4,036,819 (1)(5)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	4,136,174	0.1
1,782,159 (1)(5)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	1,812,976	0.0
25,000,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	26,755,387	0.3
1,544,851 (1)(5)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	1,566,626	0.0
1,544,019 (1)(5)	Sequoia Mortgage Trust 2014-4 B3, 3.870%, 11/25/2044	1,559,977	0.0
1,648,680 (1)(5)	Sequoia Mortgage Trust 2015-2 B3, 3.737%, 05/25/2045	1,734,238	0.0
1,467,086 (1)(5)	Sequoia Mortgage Trust 2015-3 B3, 3.702%, 07/25/2045	1,478,401	0.0
3,300,000 (1)(5)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,463,244	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,188,937 (1)(5)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	$1,221,387	0.0
2,573,323 (1)(5)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.478%, 02/25/2048	2,714,152	0.0
884,569 (1)(5)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	917,388	0.0
2,622,792 (1)(5)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	2,690,493	0.0
2,955,432 (1)(5)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	3,075,707	0.0
1,191,653 (1)(5)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,212,381	0.0
938,342 (1)(5)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	964,823	0.0
3,121,121 (1)(5)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,222,743	0.0
3,892,776 (1)(5)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	3,984,330	0.1
5,200,000 (1)(5)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	5,466,311	0.1
3,804,786 (1)(5)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,898,741	0.1
744,842 (1)(5)	Sequoia Mortgage Trust 2017-5 B3, 3.825%, 08/25/2047	734,563	0.0
1,983,333 (1)(5)	Sequoia Mortgage Trust 2020-2 B2, 3.663%, 03/25/2050	2,083,488	0.0
2,671,211 (1)(5)	Sequoia Mortgage Trust 2020-3 B2, 3.422%, 04/25/2050	2,585,978	0.0
1,869,230 (1)(5)	Shellpoint Co-Originator Trust 2017-2 B2, 3.708%, 10/25/2047	1,851,058	0.0
2,193,308 (1)(5)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,225,430	0.0
2,410,189 (1)(5)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.816%, 07/25/2048	2,507,039	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,231,000 (1)(5)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	$1,283,648	0.0
2,321,556 (1)(8)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	2,364,329	0.0
880,097 (1)(8)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	895,783	0.0
2,440,815 (1)(5)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,499,841	0.1
1,647,909 (1)(5)	Verus Securitization Trust 2020-INV1 A1, 1.977%, 04/25/2060	1,670,089	0.0
1,000,000 (1)(5)	Verus Securitization Trust 2020-INV1 A2, 3.035%, 04/25/2060	1,030,089	0.0
336,262 (5)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	319,529	0.0
4,074,588 (5)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	4,074,157	0.1
2,287,088	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.658%, (US0001M + 0.510)%, 08/25/2045	2,357,586	0.0
72,140,004 (5)(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.168%, 08/25/2045	3,436,230	0.1
1,823,777	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490)%, 10/25/2045	1,758,653	0.0
370,617 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	360,000	0.0
782,454 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.231%, 11/25/2036	767,397	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,012,490 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.333%, 12/25/2036	$955,007	0.0
2,340,767 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	2,207,873	0.0
1,445,086 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.546%, 12/25/2036	1,353,776	0.0
1,238,523 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	1,176,763	0.0
1,822,789 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	1,806,036	0.0
466,945 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.233%, 03/25/2037	427,200	0.0
1,173,957 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	1,065,369	0.0
1,522,829	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900)%, 11/25/2035	1,279,214	0.0
1,458,948	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,394,566	0.0
939,022	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	929,686	0.0
416,178	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	421,271	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,219,126	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960)%, 08/25/2046	$2,812,459	0.1
689,713	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230)%, 01/25/2047	645,820	0.0
1,428,876	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.468%, (US0001M + 0.320)%, 01/25/2047	1,337,600	0.0
775,403	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430)%, 06/25/2037	621,956	0.0
980,831	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	974,161	0.0
281,716 (5)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	267,749	0.0
2,010,236 (1)(5)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.569%, 09/25/2049	1,975,159	0.0
2,794,068 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	2,872,291	0.0
3,000,000 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,149,932	0.1
2,982,441 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.302%, 12/25/2049	3,070,898	0.0
2,817,948 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	2,872,252	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,991,938 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-4 B1 Trust, 3.288%, 07/25/2050	$4,218,989	0.1
1,773,888 (1)(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	1,836,945	0.0
1,087,393 (1)(5)	WinWater Mortgage Loan Trust 2015-5 B3, 3.773%, 08/20/2045	1,151,603	0.0
58,818,102	Other Securities	64,368,941	0.7
	Total Collateralized Mortgage Obligations
	(Cost $1,872,786,714)	1,977,702,432	20.2
U.S. TREASURY OBLIGATIONS: 5.8%
	U.S. Treasury Bonds: 2.6%
46,320,000	0.625%,08/15/2030	46,055,832	0.5
140,117,000	1.125%,08/15/2040	137,522,647	1.4
71,856,000 (3)	1.250%,05/15/2050	68,111,628	0.7
		251,690,107	2.6
	U.S. Treasury Notes: 3.2%
90,044,000	0.125%,09/30/2022	90,036,966	0.9
110,402,000	0.125%,09/15/2023	110,302,810	1.1
97,530,000	0.250%,09/30/2025	97,404,278	1.0
14,673,000	0.375%-0.625%, 08/31/2027-05/15/2030	14,575,985	0.2
		312,320,039	3.2
	Total U.S. Treasury Obligations
	(Cost $565,156,650)	564,010,146	5.8
U.S. GOVERNMENT AGENCY OBLIGATIONS(9): 11.4%
	Federal Home Loan Mortgage Corporation: 3.7%(9)
3,361	2.670%, (US0012M + 1.773)%,05/01/2037	3,539	0.0
18,220,805	3.000%,10/01/2046	19,441,714	0.2
22,407,085	3.000%,08/01/2048	23,815,188	0.2
19,851,868	3.500%,12/01/2046	21,519,099	0.2
27,847,458	3.500%,01/01/2048	29,616,208	0.3
52,257,951	3.500%,03/01/2048	57,151,846	0.6
35,011,780	3.500%,11/01/2048	38,609,048	0.4
24,429,160	4.000%,11/01/2045	26,654,384	0.3
136,452,356	2.500%-7.000%, 01/01/2024-06/01/2048	147,922,731	1.5
		364,733,757	3.7
	Federal National Mortgage Association: 0.3%(9)
26,798,553	2.136%-6.000%, 07/01/2035-08/01/2056	30,181,970	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(9): (continued)
	Government National Mortgage Association: 2.2%
22,950,000 (10)	3.000%,11/19/2050	$24,020,403	0.3
29,392,328	3.500%,03/20/2048	31,574,982	0.3
26,615,786	4.000%,09/20/2047	28,570,972	0.3
17,700,000 (10)	4.000%,10/20/2049	18,807,633	0.2
102,976,134 (5)	3.000%-5.500%, 10/15/2039-03/20/2060	110,049,072	1.1
		213,023,062	2.2
	Uniform Mortgage-Backed Securities: 5.2%
38,000,000 (10)	2.000%,12/14/2050	39,191,574	0.4
28,869,277	3.000%,01/01/2047	30,355,877	0.3
35,998,917	3.500%,06/01/2034	38,819,850	0.4
21,865,043	3.500%,08/01/2046	24,119,961	0.3
25,764,052	3.500%,11/01/2047	28,471,661	0.3
20,984,343	3.500%,09/01/2049	22,175,640	0.2
27,716,211	3.500%,02/01/2050	29,207,369	0.3
24,075,710	4.000%,04/01/2049	25,938,362	0.3
244,721,814	2.500%-7.500%, 12/01/2027-10/01/2049	266,622,070	2.7
		504,902,364	5.2
	Total U.S. Government Agency Obligations
	(Cost $1,053,962,116)	1,112,841,153	11.4
SOVEREIGN BONDS: 2.9%
8,471,965 (8)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	3,553,989	0.0
1,819,735 (8)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	687,878	0.0
BRL 123,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	25,504,028	0.3
BRL 52,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	10,522,534	0.1
CNY 160,790,000	China Government Bond, 3.250%, 06/06/2026	23,872,116	0.2
7,900,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	7,791,375	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
300,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	$319,875	0.0
300,000 (1)	Dominican Republic International Bond, 6.600%, 01/28/2024	330,044	0.0
250,000 (1)(3)	Egypt Government International Bond, 5.875%, 06/11/2025	257,071	0.0
7,675,000 (1)	Egypt Government International Bond, 7.625%, 05/29/2032	7,524,915	0.1
1,240,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	1,112,266	0.0
12,725,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	11,500,041	0.1
2,350,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	2,287,480	0.0
1,200,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,182,300	0.0
600,000 (1)	Morocco Government International Bond, 4.250%, 12/11/2022	631,808	0.0
600,000 (1)	Paraguay Government International Bond, 4.625%, 01/25/2023	636,000	0.0
3,600,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,711,780	0.0
4,000,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,579,740	0.1
1,750,000 (1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,904,910	0.0
2,925,000 (1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,503,951	0.1
288,994,377,731 (2)	Other Securities	176,530,407	1.8
	Total Sovereign Bonds
	(Cost $302,433,064)	287,944,508	2.9
ASSET-BACKED SECURITIES:13.7%
	Automobile Asset-Backed Securities: 1.7%
8,246,000	Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	8,581,996	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
5,950,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	$6,326,356	0.1
8,440,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,811,802	0.1
5,750,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,936,549	0.0
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,147,666	0.0
8,300,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,372,613	0.1
750,000	CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	769,489	0.0
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,563,699	0.0
21,081,000	CarMax Auto Owner Trust 2020-2 A4, 2.050%, 05/15/2025	22,075,096	0.2
6,150,000 (1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,442,928	0.1
500,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	512,635	0.0
9,100,000	Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,542,430	0.1
2,850,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,911,956	0.0
7,550,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,774,489	0.1
9,600,000	Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	10,035,239	0.1
9,850,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	10,103,636	0.1
6,256,432 (1)	Santander Consumer Auto Receivables Trust 2020-AA A, 1.370%, 10/15/2024	6,317,854	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,150,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	$4,258,136	0.0
18,750,000 (1)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	19,273,073	0.2
24,130,000	Other Securities	24,408,742	0.3
		169,166,384	1.7
	Credit Card Asset-Backed Securities: 0.0%
600,000	Other Securities	611,138	0.0

	Home Equity Asset-Backed Securities: 0.2%
3,325,107 (1)(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,290,568	0.0
6,525,309	Freddie Mac Structured Pass Through Certificates T-31 A7, 0.273%, (US0001M + 0.250)%, 05/25/2031	6,503,665	0.1
810,111	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.468%, (US0001M + 0.160)%, 02/25/2037	742,996	0.0
983,093	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230)%, 02/25/2037	894,013	0.0
12,139,819	Other Securities	9,682,028	0.1
		21,113,270	0.2
	Other Asset-Backed Securities: 9.7%
8,850,000 (1)	Aimco CLO 11 Ltd. 2020-11A A2, 1.551%, (US0003M + 1.300)%, 10/15/2031	8,850,000	0.1
2,650,103 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,439,835	0.0
10,000,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330)%, 01/20/2033	9,961,670	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,068,797 (1)(5)(7)(11)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	$—	—
9,975,646 (1)	AMMC CLO 15 Ltd. 2014-15A ARR, 1.535%, (US0003M + 1.260)%, 01/15/2032	9,836,865	0.1
3,900,000 (1)	Apidos CLO XII 2013-12A AR, 1.355%, (US0003M + 1.080)%, 04/15/2031	3,851,305	0.1
500,000 (1)	Apidos CLO XII 2013-12A CR, 2.075%, (US0003M + 1.800)%, 04/15/2031	485,408	0.0
20,000,000 (1)	Apidos CLO XXXII 2019-32A A1, 1.592%, (US0003M + 1.320)%, 01/20/2033	19,989,020	0.2
11,400,000 (1)	Apidos CLO XXXIII 2020-33A A, 1.973%, (US0003M + 1.700)%, 07/24/2031	11,427,884	0.1
4,450,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,147,948	0.1
2,050,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,788,634	0.0
3,806,619 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,898,439	0.0
6,700,000 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	6,728,630	0.1
7,300,000 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,559,030	0.1
10,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230)%, 01/15/2030	9,765,490	0.1
3,890,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350)%, 07/18/2029	3,813,550	0.0
6,361,000 (1)	Babson CLO Ltd. 2018-3A A2, 1.572%, (US0003M + 1.300)%, 07/20/2029	6,240,993	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,650,000 (1)	Bain Capital Credit CLO 2017-1A A2, 1.622%, (US0003M + 1.350)%, 07/20/2030	$1,623,202	0.0
3,750,000 (1)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800)%, 01/15/2033	3,755,287	0.0
4,250,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.603%, (US0003M + 1.330)%, 01/17/2033	4,240,641	0.0
8,765,333 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 1.525%, (US0003M + 1.250)%, 07/15/2029	8,710,637	0.1
15,250,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.472%, (US0003M + 1.200)%, 01/20/2031	14,780,834	0.2
5,000,000 (1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.422%, (US0003M + 1.150)%, 04/20/2031	4,841,465	0.0
17,350,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.625%, (US0003M + 1.350)%, 01/15/2033	17,188,246	0.2
2,500,000 (1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.525%, (US0003M + 1.250)%, 10/15/2030	2,470,672	0.0
4,070,000 (1)	BlueMountain CLO 2015-1A BR, 2.766%, (US0003M + 2.500)%, 04/13/2027	4,054,062	0.0
6,500,000 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,500,000	0.1
7,570,000 (1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850)%, 04/20/2029	7,578,372	0.1
10,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 1.412%, (US0003M + 1.140)%, 01/20/2031	9,854,500	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
689,945 (1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.330%, (US0003M + 1.050)%, 05/15/2031	$677,143	0.0
3,250,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.403%, (US0003M + 1.130)%, 04/17/2031	3,154,684	0.0
3,530,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.523%, (US0003M + 1.250)%, 10/17/2030	3,508,393	0.0
37,149	Chase Funding Trust Series 2003-5 2A2, 0.748%, (US0001M + 0.600)%, 07/25/2033	35,436	0.0
4,050,000 (1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210)%, 10/18/2030	4,030,390	0.1
2,150,000 (1)	CIFC Funding 2017-2A C, 2.622%, (US0003M + 2.350)%, 04/20/2030	2,114,557	0.0
7,400,000 (1)	CIFC Funding 2017-4 A1, 1.514%, (US0003M + 1.250)%, 10/24/2030	7,347,971	0.1
3,000,000 (1)	CIFC Funding 2017-5A A1, 1.453%, (US0003M + 1.180)%, 11/16/2030	2,973,666	0.0
11,380,000 (1)	CIFC Funding 2019-6A A1 Ltd., 1.601%, (US0003M + 1.330)%, 01/16/2033	11,384,415	0.1
3,000,000 (1)	CIFC Funding 2019-6A A2 Ltd., 2.021%, (US0003M + 1.750)%, 01/16/2033	3,005,451	0.0
6,000,000 (1)	CIFC Funding 2020-3A A2 Ltd., 3.451%, (US0003M + 1.600)%, 10/20/2031	5,999,370	0.1
8,750,000 (1)	CIFC Funding 2018-1A A Ltd., 1.272%, (US0003M + 1.000)%, 04/18/2031	8,619,275	0.1
4,675,000 (1)	Cole Park CLO Ltd. 2015-1A CR, 2.272%, (US0003M + 2.000)%, 10/20/2028	4,658,376	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,425,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705)%, 09/25/2035	$7,205,639	0.1
9,111,174	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.298%, (US0001M + 0.150)%, 10/25/2036	8,215,513	0.1
4,702,500 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,140,644	0.1
2,425,500 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,586,478	0.0
4,200,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180)%, 10/20/2030	4,147,660	0.0
7,000,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 1.485%, (US0003M + 1.210)%, 10/15/2030	6,946,394	0.1
632,125 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	636,623	0.0
6,798,625 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	7,251,333	0.1
2,597,000 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,836,044	0.0
5,762,250 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,102,108	0.1
2,297,125 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,426,165	0.0
6,660,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350)%, 04/15/2028	6,485,455	0.1
5,565,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200)%, 08/15/2030	5,537,709	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,000,000 (1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180)%, 04/17/2033	$6,931,799	0.1
8,000,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250)%, 01/20/2030	7,803,304	0.1
4,228,050 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,266,518	0.0
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220)%, 07/24/2030	4,216,642	0.1
2,500,000 (1)	Galaxy XV CLO Ltd. 2013-15A AR, 1.475%, (US0003M + 1.200)%, 10/15/2030	2,478,115	0.0
11,150,000 (1)	Galaxy XXI CLO Ltd. 2015-21A AR, 1.292%, (US0003M + 1.020)%, 04/20/2031	10,939,443	0.1
2,300,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 1.465%, (US0003M + 1.190)%, 10/15/2030	2,281,430	0.0
7,000,000 (1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.422%, (US0003M + 1.150)%, 11/28/2030	6,934,795	0.1
4,651,970 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,027,597	0.1
1,128,638 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,190,360	0.0
865,484 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	896,952	0.0
2,327,607 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	2,452,910	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,250,000 (1)	Home Partners of America 2018-1 E Trust, 2.001%, (US0001M + 1.850)%, 07/17/2037	$1,252,477	0.0
24,245,394 (1)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850)%, 12/17/2036	24,234,847	0.2
7,750,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000)%, 10/20/2027	7,690,929	0.1
7,300,000 (1)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	7,812,016	0.1
4,168,722 (1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,824,793	0.1
2,987,304 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,353,393	0.0
20,900,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.652%, (US0003M + 1.380)%, 01/20/2033	20,781,163	0.2
6,000,000 (1)	Kayne CLO 6 Ltd. 2019-6A A2, 2.122%, (US0003M + 1.850)%, 01/20/2033	6,011,718	0.1
4,250,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200)%, 04/17/2033	4,190,130	0.0
6,000,000 (1)(10)	KKR CLO 21 A Ltd., 1.275%, (US0003M + 1.000)%, 04/15/2031	5,863,026	0.1
6,000,000 (1)	LCM 26A A2 Ltd., 1.522%, (US0003M + 1.250)%, 01/20/2031	5,845,392	0.1
11,237,000 (1)	LCM XIV L.P. 14A AR, 1.312%, (US0003M + 1.040)%, 07/20/2031	11,034,824	0.1
5,000,000 (1)	LCM XVIII L.P. 18A A2R, 1.492%, (US0003M + 1.220)%, 04/20/2031	4,856,850	0.0
8,870,841 (1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	9,096,003	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,600,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850)%, 10/15/2032	$3,559,806	0.0
5,400,000 (1)	Madison Park Funding XV Ltd. 2014-15A B1R, 2.445%, (US0003M + 2.200)%, 01/27/2026	5,387,655	0.1
1,400,000 (1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.072%, (US0003M + 1.800)%, 04/20/2030	1,349,344	0.0
13,050,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750)%, 07/15/2030	13,086,175	0.1
13,150,000 (1)	Magnetite XXII Ltd. 2019-22A A2, 1.925%, (US0003M + 1.650)%, 04/15/2031	13,150,671	0.1
8,800,000 (1)	Magnetite XXVII Ltd. 2020-27A A1, 3.351%, (US0003M + 1.550)%, 07/20/2033	8,800,598	0.1
1,818,172 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,823,655	0.0
3,488,000 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,518,971	0.0
500,000 (1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	506,947	0.0
4,200,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,221,560	0.1
1,100,000 (1)(5)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,187,481	0.0
3,200,000 (1)(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,419,984	0.0
2,482,000 (1)(5)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	2,697,096	0.0
1,102,940 (1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,165,092	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,629,217 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	$5,926,034	0.1
4,410,149 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	4,671,122	0.0
7,208,971 (1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	7,692,275	0.1
1,841,982 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,887,211	0.0
4,953,572 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	5,255,826	0.1
2,715,238 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,869,028	0.0
7,602,029 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	7,810,240	0.1
3,250,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450)%, 10/16/2032	3,249,977	0.0
12,250,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.612%, (US0003M + 1.340)%, 01/19/2033	12,209,844	0.1
2,200,000 (1)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.345%, (US0003M + 1.100)%, 12/21/2029	2,184,043	0.0
16,650,000 (1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000)%, 07/15/2029	16,712,704	0.2
2,500,000 (1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.123%, (US0003M + 1.850)%, 04/17/2027	2,482,370	0.0
5,000,000 (1)	OCP CLO 2017-13A A1A Ltd., 1.535%, (US0003M + 1.260)%, 07/15/2030	4,961,830	0.1
11,000,000 (1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800)%, 04/20/2030	11,028,754	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
12,050,000 (1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750)%, 07/20/2031	$12,066,978	0.1
9,470,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.592%, (US0003M + 1.320)%, 03/17/2030	9,395,490	0.1
2,300,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 4.751%, (US0003M + 1.500)%, 10/20/2031	2,304,756	0.0
3,000,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.625%, (US0003M + 1.350)%, 07/15/2029	2,957,382	0.0
5,520,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375)%, 07/15/2029	5,446,722	0.1
4,060,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350)%, 07/19/2030	3,969,844	0.1
21,243,110 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.450%, (US0003M + 1.180)%, 11/18/2031	21,082,618	0.2
17,700,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.620%, (US0003M + 1.340)%, 11/15/2032	17,577,994	0.2
3,550,000 (1)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.403%, (US0003M + 1.130)%, 01/17/2031	3,520,542	0.0
6,600,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100)%, 07/20/2030	6,538,567	0.1
10,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 1.302%, (US0003M + 1.030)%, 04/18/2031	9,876,500	0.1
6,700,000 (1)	Palmer Square Loan Funding 2018-1A B Ltd., 1.675%, (US0003M + 1.400)%, 04/15/2026	6,543,334	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.125%, (US0003M + 1.850)%, 04/15/2026	$3,802,236	0.0
1,000,000 (1)(10)	Palmer Square Loan Funding 2018-2A C Ltd., 2.225%, (US0003M + 1.950)%, 07/15/2026	952,306	0.0
5,012,125 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,217,330	0.1
1,435,000 (1)	Progress Residential 2018-SFR1 F Trust, 4.778%, 03/17/2035	1,469,017	0.0
2,000,000 (1)(5)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,034,032	0.0
5,101,000 (1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,201,375	0.1
1,585,000 (1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,625,558	0.0
7,000,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,100,656	0.1
7,190,000 (1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	7,375,747	0.1
3,700,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,767,565	0.0
9,950,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	9,802,861	0.1
3,450,000 (1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	3,518,616	0.0
2,000,000 (1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,045,703	0.0
2,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,052,896	0.0
4,100,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,052,420	0.1
1,300,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,282,537	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
343,583 (1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	$358,798	0.0
7,257,417 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,716,100	0.1
22,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.675%, (US0003M + 1.400)%, 01/15/2033	21,867,769	0.2
4,783,585 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,250,929	0.1
4,550,762 (1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,682,400	0.0
6,042,375 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,550,821	0.1
7,200,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,611,215	0.1
6,873,016 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.502%, (US0003M + 1.230)%, 10/18/2030	6,801,564	0.1
12,250,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.441%, (US0003M + 1.190)%, 11/01/2031	12,066,716	0.1
7,080,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230)%, 07/20/2030	7,007,975	0.1
7,500,000 (1)	Tiaa Clo III Ltd. 2017-2A A, 1.421%, (US0003M + 1.150)%, 01/16/2031	7,328,198	0.1
1,400,000 (1)(5)	Towd Point Mortgage Trust 2015-2 1B1, 3.629%, 11/25/2060	1,496,507	0.0
2,640,000 (1)(5)	Towd Point Mortgage Trust 2015-2 2B2, 4.304%, 11/25/2057	2,910,338	0.0
4,346,000 (1)(5)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,649,650	0.1
3,200,000 (1)(5)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,509,158	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,200,000 (1)(5)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	$2,366,351	0.0
3,000,000 (1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,004,745	0.0
7,250,000 (1)	Venture XX CLO Ltd. 2015-20A CR, 2.175%, (US0003M + 1.900)%, 04/15/2027	6,981,823	0.1
1,945,000 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,012,783	0.0
3,588,525 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,781,911	0.1
18,325,785	Other Securities	18,347,409	0.2
		942,377,972	9.7
	Student Loan Asset-Backed Securities: 2.1%
640,381 (1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	653,056	0.0
169,694 (1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	172,266	0.0
1,832,224 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,880,874	0.0
2,715,588 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	2,811,160	0.0
5,549,686 (1)	Commonbond Student Loan Trust 2018-CGS A2, 0.948%, (US0001M + 0.800)%, 02/25/2046	5,494,159	0.1
10,043,338 (1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	10,269,471	0.1
10,400,000 (1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	10,389,012	0.1
8,420,099 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	8,535,306	0.1
10,312,359 (1)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	10,358,723	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
6,633,000 (1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	$6,942,811	0.1
20,812,000 (1)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	21,422,316	0.2
22,493,688 (1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	23,028,548	0.2
255,319 (1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	255,025	0.0
277,720 (1)(5)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	276,550	0.0
205,173 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	207,632	0.0
452,715 (1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	459,248	0.0
10,305,264 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	10,797,814	0.1
10,820,000 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	10,842,785	0.1
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,429,513	0.0
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,455,769	0.0
22,200,000 (1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	22,376,832	0.3
4,100,000 (1)(5)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,292,087	0.1
3,000,000 (1)(5)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,060,357	0.0
3,900,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,066,044	0.0
3,250,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,345,828	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
8,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	$8,458,293	0.1
13,529,000 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	14,314,066	0.2
5,800,000 (1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,174,714	0.1
6,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,427,892	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,142,692	0.0
		204,340,843	2.1
	Total Asset-Backed Securities
	(Cost $1,322,451,722)	1,337,609,607	13.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 7.7%
10,647,000 (1)(5)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	10,404,582	0.1
35,176,617 (5)(7)	BANK 2017-BNK4 XA, 1.568%, 05/15/2050	2,340,346	0.0
167,655,000 (5)(7)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	2,000,711	0.0
203,637,146 (5)(7)	BANK 2018-BNK14 XA, 0.667%, 09/15/2060	6,419,335	0.1
19,110,000 (1)(5)(7)	BANK 2018-BNK14 XD, 1.753%, 09/15/2060	2,136,471	0.0
24,627,879 (5)(7)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	1,591,530	0.0
5,210,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,186,569	0.0
6,580,000 (5)	Bank 2019-BNK19 C, 4.168%, 08/15/2061	7,226,915	0.1
100,475,232 (5)(7)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	7,132,486	0.1
92,840,000 (1)(5)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	2,546,917	0.0
2,620,000 (1)(5)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	2,089,811	0.0
54,375,557 (5)(7)	Benchmark 2019-B12 XA Mortgage Trust, 1.204%, 08/15/2052	3,709,180	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
7,470,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	$6,514,703	0.1
36,583,347 (5)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.211%, 03/15/2052	2,670,409	0.0
8,640,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	8,711,558	0.1
6,420,000 (1)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	5,077,026	0.1
92,703,798 (5)(7)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	8,913,479	0.1
110,670,000 (5)(7)	Benchmark 2020-B19 XA Mortgage Trust, 1.779%, 09/15/2053	14,313,161	0.1
3,860,000 (1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771)%, 08/15/2036	3,567,458	0.0
7,974,102 (1)	BX Commercial Mortgage Trust 2019-XL A, 1.072%, (US0001M + 0.920)%, 10/15/2036	7,990,807	0.1
24,415,940 (1)	BX Commercial Mortgage Trust 2019-XL G, 2.452%, (US0001M + 2.300)%, 10/15/2036	24,113,236	0.3
13,961,323 (1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650)%, 10/15/2036	13,677,325	0.1
12,448,606 (1)	BX Commercial Mortgage Trust 2020-BXLP F, 2.152%, (US0001M + 2.000)%, 12/15/2036	12,291,882	0.1
9,440,360 (1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500)%, 12/15/2029	9,349,237	0.1
2,125,000 (1)(5)	BX Commercial Mortgage Trust 2020-VIV2 C, 3.661%, 03/09/2044	2,057,014	0.0
6,280,000 (1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.300%, (US0001M + 2.100)%, 10/15/2037	6,272,168	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
5,150,000 (1)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900)%, 08/15/2036	$4,862,852	0.0
6,000,000 (1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,391,282	0.1
6,300,000 (1)(5)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	5,868,170	0.1
93,323,179 (5)(7)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.155%, 11/15/2050	4,615,391	0.1
24,649,848 (5)(7)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,516,996	0.0
45,113,000 (1)(5)(7)	CD 2016-CD1 Mortgage Trust XB, 0.810%, 08/10/2049	1,711,466	0.0
33,538,420 (5)(7)	CD 2017-CD4 Mortgage Trust XA, 1.453%, 05/10/2050	2,055,308	0.1
7,453,264 (1)(5)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	6,995,896	0.1
4,139,000 (5)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	4,100,587	0.1
3,910,000 (1)(5)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	3,754,530	0.0
7,745,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	4,662,243	0.1
40,480,895 (5)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.121%, 07/10/2049	3,178,438	0.0
82,213,689 (5)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	4,177,475	0.1
3,940,000 (5)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	3,691,603	0.0
40,061,325 (5)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.051%, 09/15/2050	2,010,289	0.0
88,619,846 (5)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.753%, 06/10/2051	3,937,832	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
7,480,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	$8,425,161	0.1
27,985,099 (5)(7)	COMM 2012-CR2 XA, 1.787%, 08/15/2045	591,974	0.0
30,723,787 (5)(7)	COMM 2012-CR4 XA, 1.843%, 10/15/2045	768,328	0.0
27,260,000 (1)(5)(7)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	329,969	0.0
47,575,935 (1)(5)(7)	COMM 2012-LC4 XA, 2.177%, 12/10/2044	892,753	0.0
4,640,000 (1)(5)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	3,958,731	0.1
9,645,000 (1)(5)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	7,897,864	0.1
3,310,000 (5)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	2,785,414	0.1
128,114,549 (1)(5)(7)	COMM 2015-PC1 XA, 0.792%, 07/10/2050	2,598,727	0.0
920,000 (5)	COMM 2016-COR1 C, 4.528%, 10/10/2049	932,052	0.0
65,134,365 (5)(7)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	1,746,155	0.0
36,013,746 (5)(7)	COMM 2017-COR2 XA, 1.318%, 09/10/2050	2,274,301	0.0
8,261,000 (1)(5)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	6,741,727	0.1
15,420,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.802%, (US0001M + 2.650)%, 05/15/2036	15,190,922	0.2
4,100,000 (1)(5)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,254,488	0.0
5,421,000 (5)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	4,340,796	0.1
4,340,000 (1)(5)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.248%, 11/15/2050	3,685,242	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
19,066,000 (5)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	$22,399,015	0.2
5,848,000 (1)	CSWF 2018-TOP E, 2.402%, (US0001M + 2.250)%, 08/15/2035	5,386,908	0.1
5,528,000 (1)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750)%, 08/15/2035	5,028,405	0.0
4,460,000 (1)(5)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	3,511,298	0.0
5,000,000 (1)(5)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	3,840,410	0.0
12,519,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650)%, 07/10/2044	8,965,827	0.1
4,480,000 (1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 2.201%, (US0001M + 2.050)%, 04/15/2036	4,212,656	0.0
4,500,000 (1)(5)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	4,123,372	0.0
77,599,012 (5)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.913%, 01/25/2043	593,834	0.0
42,047,111 (5)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	1,205,646	0.0
31,879,545 (5)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,229,164	0.0
68,902,339 (5)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	8,837,035	0.1
223,355,545 (5)(7)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.406%, 02/25/2030	5,404,355	0.1
185,472,573 (1)(7)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	151,030	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
4,580,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.702%, (US0001M + 1.550)%, 07/15/2035	$4,036,153	0.1
4,400,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.252%, (US0001M + 2.100)%, 07/15/2035	3,766,081	0.0
12,770,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.352%, (US0001M + 2.200)%, 10/15/2036	11,751,084	0.1
1,163,318 (1)(5)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,152,273	0.0
5,340,000 (1)(5)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	4,951,658	0.1
6,140,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,948,628	0.0
45,843,656 (5)(7)	GS Mortgage Securities Trust 2013-GC16 XA, 1.202%, 11/10/2046	1,214,059	0.0
64,077,276 (5)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.138%, 06/10/2047	1,451,953	0.0
81,385,091 (5)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.678%, 11/10/2049	1,811,420	0.0
69,739,961 (5)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.183%, 05/10/2050	3,991,330	0.1
6,310,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	7,426,332	0.1
78,284,699 (5)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	5,252,027	0.1
13,220,000 (1)(5)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	12,491,680	0.1
10,120,000 (1)(5)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	9,169,199	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
11,820,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	$13,317,237	0.1
7,690,000 (1)(5)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	6,838,537	0.1
2,400,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.663%, 07/15/2046	2,313,005	0.0
4,500,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,133,036	0.0
72,231,125 (5)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	841,276	0.0
5,550,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	4,622,587	0.0
16,560,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/ 2047	17,476,952	0.2
88,263,808 (5)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.819%, 12/15/2049	2,530,718	0.0
10,720,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	9,722,814	0.1
6,363,797 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	$5,872,131	0.1
7,840,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	6,948,855	0.1
6,470,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	4,512,224	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
10,745,805 (5)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.900%, 04/15/2047	$169,466	0.0
3,080,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	2,727,899	0.0
1,266,931 (5)(7)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.110%, 10/15/2048	42,126	0.0
12,440,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	14,826,253	0.2
5,000,000	JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	5,635,368	0.1
2,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 2.152%, (US0001M + 2.000)%, 05/15/2036	1,891,866	0.0
3,876,401 (1)(5)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.875%, 11/15/2038	11,509	0.0
46,254,257 (1)(5)(7)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.146%, 03/10/2050	1,494,235	0.0
4,250,000 (1)(5)	Manhattan West 2020-1MW D, 2.413%, 09/10/2039	4,157,217	0.0
3,400,000 (1)	Merit 2020-Hill E, 3.252%, (US0001M + 3.100)%, 08/15/2037	3,424,022	0.0
4,340,000 (1)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.060%, 11/15/2046	3,595,515	0.0
73,599,302 (5)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	2,318,349	0.0
3,470,000 (1)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.070%, 04/15/2047	2,993,951	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
2,330,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	$1,604,876	0.0
7,040,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	5,752,999	0.1
14,914,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	11,280,186	0.1
7,864,000 (1)(5)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.033%, 11/15/2049	4,473,790	0.1
7,455,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,524,327	0.1
4,670,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	3,832,682	0.1
46,432,332 (5)(7)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	2,128,059	0.0
6,820,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,758,183	0.1
8,247,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	7,885,683	0.1
14,680,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	15,706,261	0.2
12,429,000 (1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.652%, (US0001M + 6.500)%, 01/15/2035	12,052,829	0.1
5,280,000 (1)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	2,813,269	0.0
9,020,000 (1)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	4,040,606	0.1
6,239,500 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	6,191,052	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : (continued)
8,780,000 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	$8,686,474	0.1
8,660,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	10,221,446	0.1
1,264,000 (1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	909,741	0.0
6,000,000 (1)(12)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,092,486	0.1
3,270,000 (1)(5)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.844%, 11/15/2044	3,023,417	0.0
12,968,271 (1)(5)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	301,847	0.0
9,432,920 (1)(5)(7)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.043%, 11/15/2045	283,669	0.0
12,946,000 (1)(5)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	8,554,214	0.1
3,920,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	2,937,677	0.0
80,961,917 (5)(7)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.959%, 11/15/2047	2,245,487	0.0
37,380,000	Other Securities	41,756,321	0.4
	Total Commercial Mortgage-Backed Securities
	(Cost $784,871,393)	754,026,839	7.7

	Value	Percentage of Net Assets
PURCHASED OPTIONS(13): 0.0%
Total Purchased Options
(Cost $5,249,526)	3,107,829	0.0
Total Long-Term Investments
(Cost $9,326,772,841)	9,649,268,328	98.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Commercial Paper: 0.5%
9,640,000	Consolidated Edison Company, 0.190%, 10/19/2020	$9,639,069	0.1
25,000,000	Consolidated Edison Company, 0.190%, 10/20/2020	24,997,458	0.3
3,000,000	Sumitomo Mitsui Banking Corp., 0.100%, 10/19/2020	3,000,340	0.0
10,000,000	Thunder Bay Funding LLC, 0.120%, 10/08/2020	9,999,742	0.1
	Total Commercial Paper
	(Cost $47,637,860)	47,636,609	0.5

	U.S. Treasury Bills: 0.5%
50,000,000 (14)	United States Treasury Bill, 0.090%, 11/27/2020
	(Cost $49,992,439)	49,992,875	0.5
	Repurchase Agreements: 3.1%
6,622,902 (15)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $6,622,926, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $6,755,360, due 09/01/29-02/20/69)	6,622,902	0.1
11,984,524 (15)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $11,984,603, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $12,583,750, due 08/10/21-08/21/40)	11,984,524	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
12,807,943 (15)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/ 20, 0.10%, due 10/01/20 (Repurchase Amount $12,807,978, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $13,064,102, due 10/25/20-06/20/69)	$12,807,943	0.1
3,085,727 (15)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $3,085,735, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $3,147,454, due 08/15/27-09/01/50)	3,085,727	0.0
11,314,118 (15)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $11,314,155, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $11,540,448, due 10/08/20-08/15/50)	11,314,118	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
23,583,947 (15)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $23,583,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $24,055,627, due 11/27/20-11/01/59)	$23,583,947	0.2
156,561,000	Deutsche Bank Repurchase Agreement dated 9/30/2020, 0.060%, due 10/1/2020, $156,561,261 to be received upon repurchase (Collateralized by $147,469,100, Note, 2.750%, Market Value plus accrued interest $159,692,246 due 11/30/2020)	156,561,000	1.6
4,511,403 (15)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/ 20, 0.09%, due 10/01/20 (Repurchase Amount $4,511,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,601,631, due 10/01/20-09/01/50)	4,511,403	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,901,164 (15)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/ 20, 0.13%, due 10/01/20 (Repurchase Amount $8,901,196, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $9,079,220, due 02/15/21-07/20/70)	$8,901,164	0.1
4,807,279 (15)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,807,295, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $4,903,442, due 08/31/23-08/15/40)	4,807,279	0.1
34,773,096 (15)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/ 20, 0.08%, due 10/01/20 (Repurchase Amount $34,773,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $35,468,558, due 10/27/20-07/15/61)	34,773,096	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,808,149 (15)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,808,165, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $2,938,802, due 10/27/20-07/09/40)	$2,808,149	0.0
6,052,527 (15)	South Street Securities LLC, Repurchase Agreement dated 09/30/ 20, 0.12%, due 10/01/20 (Repurchase Amount $6,052,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $6,173,578, due 06/01/26-02/15/60)	6,052,527	0.1
16,163,896 (15)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $16,163,989, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,531,431, due 04/15/22-02/15/46)	16,163,896	0.2
	Total Repurchase Agreements
	(Cost $303,977,675)	303,977,675	3.1

	Mutual Funds(15): 0.2%
4,683,000 (15)(16)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	4,683,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(15) (continued)
10,975,000 (15)(16)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	$10,975,000	0.1
4,683,000 (15)(16)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	4,683,000	0.0
	Total Mutual Funds
	(Cost $20,341,000)	20,341,000	0.2
	Total Short-Term Investments
	(Cost $421,948,974)	$421,948,159	4.3
	Total Investments in Securities
	(Cost $9,748,721,815)	$10,071,216,487	102.9
	Liabilities in Excess of Other Assets	(287,603,555)	(2.9)
	Net Assets	$9,783,612,932	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(5)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(6)
The grouping contains Level 3 securities.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.

(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(10)
Represents or includes a TBA transaction.

(11)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(12)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(13)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(14)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

(15)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(16)
Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
BRL
Brazilian Real

CNY
Chinese Yuan

COP
Colombian Peso

DKK
Danish Krone

IDR
Indonesian Rupiah

PEN
Peruvian Nuevo Sol

RON
Romanian New Leu

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Purchased Options	$—	$3,107,829	$—	$3,107,829
Corporate Bonds/Notes	—	3,612,025,814	—	3,612,025,814
Collateralized Mortgage Obligations	—	1,977,702,432	—	1,977,702,432
Asset-Backed Securities	—	1,337,609,607	—	1,337,609,607
U.S. Government Agency Obligations	—	1,112,841,153	—	1,112,841,153
Sovereign Bonds	—	287,944,508	—	287,944,508
Commercial Mortgage-Backed Securities	—	754,026,839	—	754,026,839
U.S. Treasury Obligations	—	564,010,146	—	564,010,146
Short-Term Investments	20,341,000	401,607,159	—	421,948,159
Total Investments, at fair value	$20,341,000	$10,050,875,487	$—	$10,071,216,487
Other Financial Instruments+
Centrally Cleared Swaps	—	235,643	—	235,643
Forward Foreign Currency Contracts	—	2,297,958	—	2,297,958
Futures	485,622	—	—	485,622
Total Assets	$20,826,622	$10,053,409,088	$—	$10,074,235,710
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(941,977)	$—	$(941,977)
Futures	(7,064,938)	—	—	(7,064,938)
Total Liabilities	$(7,064,938)	$(941,977)	$—	$(8,006,915)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2020:
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$156,561,000	$(156,561,000)	$—
Totals	$156,561,000	$(156,561,000)	$—

(1)
Collateral with a fair value of  $159,692,246 has been received in connection with the above repurchase agreement.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,447,414	RON 22,410,907	Barclays Bank PLC	10/22/20	$64,277
USD 5,447,414	RON 22,410,907	Barclays Bank PLC	10/22/20	64,277
PHP 5,077	USD 103	Barclays Bank PLC	10/22/20	2
USD 5,446,871	RON 22,410,907	Barclays Bank PLC	10/22/20	63,734
USD 6,562,176	PEN 23,308,540	BNP Paribas	10/16/20	94,049
USD 6,564,172	PEN 23,308,540	BNP Paribas	10/16/20	96,046
RUB 62,501,620	USD 840,913	BNP Paribas	10/22/20	(37,869)
USD 23,541,188	CNY 165,280,589	BNP Paribas	10/22/20	(760,277)
USD 6,654,004	IDR 99,291,517,879	BNP Paribas	10/22/20	(12,925)
USD 6,654,450	IDR 99,291,517,879	BNP Paribas	10/22/20	(12,479)
MXN 20,395,900	USD 897,609	Citibank N.A.	10/16/20	23,221
USD 842,649	RUB 61,868,599	Citibank N.A.	10/22/20	47,739
USD 6,661,446	IDR 99,291,517,879	Citibank N.A.	10/22/20	(5,483)
USD 209	TRY 1,549	Citibank N.A.	10/22/20	9
USD 29,372,528	BRL 159,651,436	Goldman Sachs International	10/16/20	954,563
USD 6,303,479	BRL 33,444,368	Goldman Sachs International	10/16/20	350,380
ILS 1,663	USD 488	Goldman Sachs International	10/22/20	(2)
ZAR 1,187	USD 68	HSBC Bank USA N.A.	10/22/20	2
USD 6,553,049	PEN 23,308,540	JPMorgan Chase Bank N.A.	10/16/20	84,923
USD 17,250,484	EUR 14,521,273	Morgan Stanley Capital Services LLC	10/02/20	224,921
EUR 14,521,273	USD 16,936,625	Morgan Stanley Capital Services LLC	10/02/20	88,938
USD 897,996	MXN 20,193,940	Morgan Stanley Capital Services LLC	10/16/20	(13,717)
USD 288	CZK 6,471	Morgan Stanley Capital Services LLC	10/22/20	8
USD 223	HUF 65,821	Morgan Stanley Capital Services LLC	10/22/20	11
USD 9,045	MYR 38,391	Morgan Stanley Capital Services LLC	10/22/20	(190)
PLN 1,479	USD 392	Morgan Stanley Capital Services LLC	10/22/20	(10)
USD 16,959,095	EUR 14,521,273	Morgan Stanley Capital Services LLC	12/04/20	(89,556)
USD 2,766,594	COP 10,411,329,485	Standard Chartered Bank	10/16/20	48,071
USD 4,814,035	PEN 17,015,205	Standard Chartered Bank	10/16/20	92,310
CLP 1,567,550	USD 2,005	Standard Chartered Bank	10/16/20	(8)
RON 2,375,098	USD 579,964	Standard Chartered Bank	10/22/20	(9,461)
USD 1,717,030	IDR 25,564,862,797	Standard Chartered Bank	10/22/20	477
				$1,355,981
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	138	12/21/20	$19,255,312	$20,427
U.S. Treasury 2-Year Note	1,853	12/31/20	409,440,618	142,554
U.S. Treasury 5-Year Note	1,568	12/31/20	197,617,000	56,533
U.S. Treasury Long Bond	553	12/21/20	97,483,531	(387,585)
U.S. Treasury Ultra Long Bond	2,366	12/21/20	524,808,375	(6,677,353)
			$1,248,604,836	$(6,845,424)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(1,693)	12/21/20	(270,747,734)	266,108
			$(270,747,734)	$266,108
At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
ReferenceEntity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD211,074,000	$(4,398,993)	$235,643
					$(4,398,993)	$235,643

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Intermediate Bond Fund:
Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD190,551,000	$1,721,176	$1,353,305
								$1,721,176	$1,353,305
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0 .670	USD 114,888,500	$806,713	$11,465
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0 .670	USD 114,888,500	764,780	18,614
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 106,832,500	979,227	864,488
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 47,396,000	431,256	383,528
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 58,876,500	546,374	476,429
					$3,528,350	$1,754,524

(1)
Payments received quarterly.

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
EUR – EU Euro
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$1,353,305
Foreign exchange contracts	Investments in securities at value*	1,754,524
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,297,958
Interest rate contracts	Net Assets — Unrealized appreciation**	485,622
Credit contracts	Net Assets — Unrealized appreciation***	235,643
Total Asset Derivatives		$6,127,052
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$941,977
Interest rate contracts	Net Assets — Unrealized depreciation**	7,064,938
Total Liability Derivatives		$8,006,915

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for ashedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$16,027,123	$304,506	$16,331,629
Equity contracts	(3,218,683)	—	(129,112)	—	—	(3,347,795)
Foreign exchange contracts	(4,023,188)	(5,677,121)	—	—	990,879	(8,709,430)
Interest rate contracts	—	—	32,010,797	—	—	32,010,797
Total	$(7,241,871)	$(5,677,121)	$31,881,685	$16,027,123	$1,295,385	$36,285,201
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(367,871)	$—	$—	$(15,665,424)	$—	$(16,033,295)
Foreign exchange contracts	(10,632,186)	(13,387,346)	—	—	11,124,366	(12,895,166)
Interest rate contracts	—	—	(35,390,454)	—	—	(35,390,454)
Total	$(11,000,057)	$(13,387,346)	$(35,390,454)	$(15,665,424)	$11,124,366	$(64,318,915)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2020:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$1,364,770	$—	$—	$—	$1,743,059	$—	$3,107,829
Forward foreign currency contracts	192,290	190,095	70,969	1,304,943	2	84,923	313,878	140,858	2,297,958
Total Assets	$192,290	$190,095	$1,435,739	$1,304,943	$2	$84,923	$2,056,937	$140,858	$5,405,787
Liabilities:
Forward foreign currency contracts	$—	$823,550	$5,483	$2	$—	$—	$103,473	$9,469	$941,977
Total Liabilities	$—	$823,550	$5,483	$2	$—	$—	$103,473	$9,469	$941,977
Net OTC derivative instruments by counterparty, at fair value	$192,290	$(633,455)	$1,430,256	$1,304,941	$2	$84,923	$1,953,464	$131,389	$4,463,810
Total collateral pledged by the Fund/(Received from counterparty)	$—	$460,000	$(1,430,256)	$—	$—	$—	$(1,953,464)	$(131,389)	$(3,055,109)
Net Exposure(1)	$192,290	$(173,455)	$—	$1,304,941	$2	$84,923	$—	$—	$1,408,701

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2020, the Fund had received $1,680,000, $2,410,000 and $300,000 in cash collateral from Citibank N.A, Morgan Stanley Capital Services LLC, and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $9,810,167,768.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$392,050,341
Gross Unrealized Depreciation	(135,106,421)
Net Unrealized Appreciation	$256,943,920
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	46.0%
Asset-Backed Securities	19.5%
Commercial Mortgage-Backed Securities	18.6%
U.S. Treasury Obligations	7.1%
Collateralized Mortgage Obligations	6.6%
U.S. Government Agency Obligations	0.5%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 46.0%
	Basic Materials: 1.5%
613,000 (1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$622,622	0.3
293,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 01/15/2024	289,673	0.1
300,000 (1)	OCI NV, 6.625%, 04/15/2023	310,575	0.1
300,000 (1)	Tronox, Inc., 6.500%, 05/01/2025	312,563	0.2
1,486,000	Other Securities	1,540,683	0.8
		3,076,116	1.5
	Communications: 3.3%
250,000 (1)	Plantronics, Inc., 5.500%, 05/31/2023	223,279	0.1
300,000 (1)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	299,062	0.1
250,000 (1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	252,969	0.1
250,000 (1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	258,906	0.2
300,000 (1)	TEGNA, Inc., 4.875%, 09/15/2021	300,439	0.2
230,000 (1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	252,591	0.1
4,761,000	Other Securities	5,066,413	2.5
		6,653,659	3.3
	Consumer, Cyclical: 5.4%
250,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	254,862	0.1
350,000 (1)(2)	Allison Transmission, Inc., 5.000%, 10/01/2024	354,177	0.2
732,000	American Honda Finance Corp., 0.650%-2.050%, 01/10/2023-09/08/2023	743,241	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
300,000 (1)	Avient Corp., 5.750%, 05/15/2025	$318,375	0.1
313,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	321,279	0.2
203,000 (1)	BMW US Capital LLC, 3.900%, 04/09/2025	227,188	0.1
514,000 (1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	532,410	0.3
124,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	127,362	0.1
250,000 (1)	Lions Gate Capital Holdings LLC, 6.375%, 02/01/2024	248,279	0.1
300,000 (1)	Navistar International Corp., 9.500%, 05/01/2025	337,509	0.2
200,000 (1)	Nissan Motor Acceptance Corp., 3.875%, 09/21/2023	207,273	0.1
214,000 (1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	216,486	0.1
285,000 (1)	Panasonic Corp., 2.536%, 07/19/2022	294,187	0.1
250,000 (1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	235,583	0.1
250,000 (1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	267,161	0.1
200,000 (1)	Toyota Industries Corp., 3.110%, 03/12/2022	206,591	0.1
510,000	Toyota Motor Credit Corp., 0.379%, (US0003M + 0.125)%, 08/13/2021	510,453	0.3
509,000	Toyota Motor Credit Corp., 0.450%-0.500%, 07/22/2022-08/14/2023	509,768	0.2
250,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	237,500	0.1
4,721,000 (3)	Other Securities	4,943,923	2.4
		11,093,607	5.4
	Consumer, Non-cyclical: 6.8%
490,000 (1)	AbbVie, Inc., 2.150%, 11/19/2021	499,284	0.3
245,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	253,630	0.1
241,000 (1)	AbbVie, Inc., 3.450%, 03/15/2022	249,751	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
283,000	AbbVie, Inc., 2.900%-3.375%, 11/14/2021-11/06/2022	$293,692	0.1
106,000 (1)	Baxter International, Inc., 3.750%, 10/01/2025	120,306	0.1
81,000 (1)	Cargill, Inc., 1.375%, 07/23/2023	82,882	0.0
712,000	General Mills, Inc., 3.150%, 12/15/2021	731,007	0.4
141,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	144,712	0.1
100,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	102,072	0.0
890,000	Keurig Dr Pepper, Inc., 3.551%-4.057%, 05/25/2021-05/25/2023	947,756	0.5
247,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	260,144	0.1
300,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/2022	301,050	0.1
300,000 (1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	306,000	0.2
300,000 (1)	Prestige Brands, Inc., 6.375%, 03/01/2024	308,063	0.2
198,000 (1)	Royalty Pharma PLC, 0.750%, 09/02/2023	197,602	0.1
507,000 (1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	519,558	0.3
252,000 (1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	257,686	0.1
250,000 (1)	TreeHouse Foods, Inc., 6.000%, 02/15/2024	256,901	0.1
331,000 (1)	Upjohn, Inc., 1.650%, 06/22/2025	339,284	0.2
7,338,000	Other Securities	7,606,193	3.7
		13,777,573	6.8
	Energy: 2.8%
663,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	692,303	0.3
498,000 (1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	517,236	0.3
170,000 (1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	170,447	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
4,197,000	Other Securities	$4,282,755	2.1
		5,662,741	2.8
	Financial: 17.4%
400,000 (1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	411,008	0.2
1,043,000	American Express Co., 2.500%-3.700%, 05/17/2021-07/30/2024	1,081,748	0.5
127,000 (1)	Athene Global Funding, 2.550%, 06/29/2025	130,802	0.1
1,682,000 (4)	Bank of America Corp., 3.004%, 12/20/2023	1,767,117	0.9
590,000 (4)	Bank of America Corp., 0.981%-2.015%, 09/25/2025-06/19/2026	598,745	0.3
260,000 (1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	268,505	0.1
800,000 (1)	BPCE SA, 2.750%, 01/11/2023	838,394	0.4
878,000	Citigroup, Inc., 2.900%, 12/08/2021	902,257	0.5
221,000 (4)	Citigroup, Inc., 1.678%-3.106%, 05/15/2024-04/08/2026	228,620	0.1
300,000 (1)(4)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	304,224	0.1
769,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	817,646	0.4
250,000 (1)(4)	Credit Agricole SA/London, 1.907%, 06/16/2026	256,024	0.1
400,000 (1)	Danske Bank A/S, 1.226%, 06/22/2024	403,713	0.2
220,000 (1)	Danske Bank A/S, 2.000%, 09/08/2021	223,309	0.1
305,000 (1)(4)	Danske Bank A/S, 3.001%, 09/20/2022	311,042	0.2
260,000 (1)	DNB Bank ASA, 2.150%, 12/02/2022	269,232	0.1
300,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	303,442	0.1
230,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	240,260	0.1
197,000 (1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	196,748	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
783,000	Intercontinental Exchange, Inc., 0.700%-3.450%, 06/15/2023-09/21/2023	$826,683	0.4
855,000 (4)	JPMorgan Chase & Co., 2.776%, 04/25/2023	884,700	0.4
698,000	JPMorgan Chase & Co., 3.200%, 01/25/2023	741,974	0.4
335,000 (4)	JPMorgan Chase & Co., 1.514%-2.083%, 06/01/2024-04/22/2026	345,524	0.2
408,000 (1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	423,535	0.2
925,000 (4)	Mitsubishi UFJ Financial Group, Inc., 0.848%-2.623%, 09/13/2021-07/17/2025	941,011	0.5
515,000 (2)	Mizuho Financial Group, Inc., 0.880%, (US0003M + 0.630)%, 05/25/2024	514,908	0.3
400,000 (4)	Mizuho Financial Group, Inc., 0.849%-2.555%, 09/08/2024-09/13/2025	409,852	0.2
1,100,000	Morgan Stanley, 3.750%, 02/25/2023	1,181,121	0.6
739,000	Morgan Stanley, 4.000%-5.500%, 07/28/2021-07/23/2025	786,225	0.4
129,000 (1)	National Securities Clearing Corp., 1.200%, 04/23/2023	131,352	0.1
206,000 (1)	Nationwide Building Society, 2.000%, 01/27/2023	212,106	0.1
217,000 (1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	221,818	0.1
200,000 (1)	Nordea Bank Abp, 0.750%, 08/28/2025	199,601	0.1
200,000 (1)	Nordea Bank ABP, 4.875%, 05/13/2021	205,200	0.1
242,000 (1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	241,889	0.1
210,000	Royal Bank of Canada, 0.885%, (US0003M + 0.660)%, 10/05/2023	211,446	0.1
764,000	Royal Bank of Canada, 1.150%-3.700%, 01/17/2023-06/10/2025	796,660	0.4
459,000 (1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	459,636	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
308,000 (1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	$309,573	0.2
607,000	Svenska Handelsbanken AB, 3.350%, 05/24/2021	619,257	0.3
200,000 (1)	Swedbank AB, 0.600%, 09/25/2023	199,748	0.1
736,000	Toronto-Dominion Bank/The, 0.450%-1.150%, 09/11/2023-06/12/2025	742,374	0.4
205,000 (1)	UBS AG/London, 1.750%, 04/21/2022	208,785	0.1
201,000 (1)(4)	UBS Group AG, 1.008%, 07/30/2024	201,580	0.1
355,000 (1)(4)	UBS Group AG, 2.859%, 08/15/2023	368,819	0.2
103,000 (1)	USAA Capital Corp., 1.500%, 05/01/2023	105,686	0.0
763,000 (4)	Wells Fargo & Co., 1.654%-4.125%, 08/15/2023-10/30/2025	797,015	0.4
11,866,000	Other Securities	12,429,126	6.1
		35,270,040	17.4
	Industrial: 2.9%
300,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	310,093	0.1
150,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	154,875	0.1
300,000 (1)	BMC East LLC, 5.500%, 10/01/2024	308,813	0.1
731,000	Caterpillar Financial Services Corp., 0.650%-3.650%, 09/07/2021-05/17/2024	770,269	0.4
250,000 (1)	Colfax Corp., 6.000%, 02/15/2024	260,420	0.1
93,000 (1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	95,926	0.0
350,000 (1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	375,952	0.2
200,000 (1)	Rolls-Royce PLC, 2.375%, 10/14/2020	199,750	0.1
300,000 (1)	Sealed Air Corp., 5.250%, 04/01/2023	317,594	0.2
3,058,000 (3)	Other Securities	3,211,696	1.6
		6,005,388	2.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	REITs — Hotels: 0.2%
170,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	$182,134	0.1
182,000	Other Securities	197,314	0.1
		379,448	0.2
	Technology: 2.0%
55,000 (1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	56,306	0.0
174,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	184,408	0.1
3,506,000	Other Securities	3,763,789	1.9
		4,004,503	2.0
	Utilities: 3.7%
150,000 (1)	AES Corp./The, 3.300%, 07/15/2025	160,085	0.1
215,000 (1)	Dominion Energy, Inc., 2.450%, 01/15/2023	224,130	0.1
120,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	130,070	0.1
814,000	Duke Energy Corp., 1.800%-2.400%, 09/01/2021-08/15/2022	830,395	0.4
227,000 (1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	231,586	0.1
220,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	229,815	0.1
5,544,000	Other Securities	5,788,154	2.8
		7,594,235	3.7
	Total Corporate Bonds/Notes (Cost $91,447,756)	93,517,310	46.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
249,680	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450)%, 01/25/2029	258,495	0.1
337,619	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350)%, 05/25/2029	350,224	0.2
551,108	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000)%, 10/25/2029	550,648	0.3
425,946	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400)%, 05/28/2030	419,645	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
437,318	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200)%, 08/25/2030	$424,968	0.2
664,263	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550)%, 12/25/2030	655,371	0.3
208,563	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100)%, 03/25/2031	205,760	0.1
161,690	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	168,679	0.1
115	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	115	0.0
67,573	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	70,734	0.0
3,875	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	3,875	0.0
141,511	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	144,779	0.1
946,588	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	999,185	0.5
1,730,674	Freddie Mac 3049 XF, 0.502%, (US0001M + 0.350)%, 05/15/2033	1,738,006	0.9
313,096	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	360,189	0.2
733,392	Freddie Mac REMICS 3255 FA, 0.432%, (US0001M + 0.280)%, 12/15/2036	735,373	0.4
84,951	Freddie Mac REMICS 3747 FA, 0.652%, (US0001M + 0.500)%, 10/15/2040	85,720	0.0
466,689	Freddie Mac REMICS 3878 FA, 0.502%, (US0001M + 0.350)%, 04/15/2041	467,122	0.2
200,000 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600)%, 07/25/2050	202,002	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300)%, 10/25/2048	$98,352	0.1
288,754	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.948%, (US0001M + 3.800)%, 03/25/2029	300,224	0.1
398,904	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3, 4.048%, (US0001M + 3.900)%, 04/25/2029	415,613	0.2
123,950	Ginnie Mae Series 2010-H03 FA, 0.720%, (US0001M + 0.550)%, 03/20/2060	124,359	0.1
57,840	Ginnie Mae Series 2010-H10 FC, 1.170%, (US0001M + 1.000)%, 05/20/2060	58,636	0.0
434,319	Ginnie Mae Series 2010-H11 FA, 1.170%, (US0001M + 1.000)%, 06/20/2060	441,537	0.2
82,194	Ginnie Mae Series 2011-H03 FA, 0.655%, (US0001M + 0.500)%, 01/20/2061	82,396	0.0
139,021	Ginnie Mae Series 2011-H05 FA, 0.655%, (US0001M + 0.500)%, 12/20/2060	139,326	0.1
148,556	Ginnie Mae Series 2011-H05 FB, 0.655%, (US0001M + 0.500)%, 12/20/2060	148,946	0.1
458,701	Ginnie Mae Series 2011-H06 FA, 0.605%, (US0001M + 0.450)%, 02/20/2061	459,258	0.2
187,175	Ginnie Mae Series 2011-H07 FA, 0.655%, (US0001M + 0.500)%, 02/20/2061	187,483	0.1
202,101	Ginnie Mae Series 2011-H08 FD, 0.655%, (US0001M + 0.500)%, 02/20/2061	202,592	0.1
403,690	Ginnie Mae Series 2011-H09 AF, 0.655%, (US0001M + 0.500)%, 03/20/2061	404,563	0.2
90,834	Ginnie Mae Series 2011-H11 FB, 0.655%, (US0001M + 0.500)%, 04/20/2061	91,038	0.0
79,798	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	80,590	0.0
325,236	Ginnie Mae Series 2012-H18 NA, 0.675%, (US0001M + 0.520)%, 08/20/2062	326,101	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
308,989	Ginnie Mae Series 2012-H23 SA, 0.685%, (US0001M + 0.530)%, 10/20/2062	$308,731	0.2
373,693	Ginnie Mae Series 2012-H23 WA, 0.675%, (US0001M + 0.520)%, 10/20/2062	374,650	0.2
700,501	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	740,841	0.4
421,136 (4)	Ginnie Mae Series 2014-53 JM, 7.080%, 04/20/2039	499,779	0.2
	Total Collateralized Mortgage Obligations
	(Cost $13,249,076)	13,325,905	6.6
U.S. TREASURY OBLIGATIONS: 7.1%
	U.S. Treasury Notes: 7.1%
4,500,000	1.125%,08/31/2021	4,539,789	2.2
4,908,000	0.125%,09/30/2022	4,907,616	2.4
3,937,000	0.125%,09/15/2023	3,933,463	2.0
993,000	0.250%,09/30/2025	991,720	0.5
	Total U.S. Treasury Obligations (Cost $14,369,361)	14,372,588	7.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.6%
270,000 (1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.602%, (US0001M + 1.450)%, 09/15/2032	253,894	0.1
560,000 (1)	BFLD 2019-DPLO A, 1.242%, (US0001M + 1.090)%, 10/15/2034	544,142	0.3
670,000 (1)	BHP Trust 2019-BXHP A, 1.127%, (US0001M + 0.975)%, 08/15/2036	645,323	0.3
220,000 (1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771)%, 08/15/2036	203,327	0.1
1,060,000 (1)	BXMT 2020-FL2 AS Ltd., 1.301%, (US0001M + 1.150)%, 02/16/2037	1,040,207	0.5
650,000 (1)	BXMT 2020-FL2 Ltd., 1.051%, (US0001M + 0.900)%, 02/16/2037	638,653	0.3
360,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.702%, (US0001M + 2.550)%, 11/15/2036	353,491	0.2
90,000 (4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	89,165	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
233,335	Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	$243,415	0.1
293,077	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	300,342	0.2
530,000 (1)	CLNY Trust 2019-IKPR A, 1.281%, (US0001M + 1.227)%, 11/15/2038	498,947	0.2
178,111	COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	182,007	0.1
200,000 (1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	204,841	0.1
540,000	COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	558,718	0.3
990,000 (1)(4)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	942,171	0.5
120,000 (1)(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	102,381	0.0
680,000 (1)(4)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	671,739	0.3
1,100,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.382%, (US0001M + 1.230)%, 05/15/2036	1,102,196	0.5
320,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.582%, (US0001M + 1.430)%, 05/15/2036	318,411	0.1
192,000 (1)	CSWF 2018-TOP C, 1.602%, (US0001M + 1.450)%, 08/15/2035	183,726	0.1
1,120,000 (1)(4)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,130,889	0.6
1,000,000 (1)(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	768,082	0.4
793,000 (1)(4)	DBUBS 2011-LC1A E, 5.790%, 11/10/2046	792,824	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
530,000 (1)(4)	DBUBS 2011-LC2A D, 5.670%, 07/10/2044	$489,518	0.2
1,000,000 (1)(4)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	1,016,915	0.5
37,977 (4)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	39,095	0.0
147,635	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	151,466	0.1
32,164 (4)	Ginnie Mae 2015-21 AF, 2.102%, 07/16/2048	32,688	0.0
158,459	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	162,094	0.1
41,060	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	41,816	0.0
324,596	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	333,080	0.2
157,737	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	161,731	0.1
64,902	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	66,587	0.0
124,386	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	127,822	0.1
471,316	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	484,338	0.2
288,012	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	296,943	0.1
119,309	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	121,913	0.1
250,000 (1)(4)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	248,483	0.1
800,000 (1)	Great Wolf Trust 2019-WOLF A, 1.186%, (US0001M + 1.034)%, 12/15/2029	773,952	0.4
330,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	316,368	0.2
1,039,000 (1)(4)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	972,288	0.5
1,070,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.652%, (US0001M + 1.500)%, 10/15/2036	996,980	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
870,000 (1)(4)	GS Mortgage Securities Trust 2011-GC3 D, 5.751%, 03/10/2044	$859,825	0.4
290,000 (1)(4)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	268,481	0.1
320,000 (1)	GS Mortgage Securities Trust 2018-HART A, 1.242%, (US0001M + 1.090)%, 10/15/2031	315,131	0.2
450,215	GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	462,056	0.2
190,000 (1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	194,128	0.1
330,000 (1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	334,503	0.2
700,000 (1)(4)	Irvine Core Office Trust 2013-IRV A2, 3.279%, 05/15/2048	732,009	0.4
277,132 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	285,680	0.1
730,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.841%, 11/15/2043	696,244	0.4
1,040,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	1,050,333	0.5
384,770	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	396,747	0.2
500,000 (4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	510,794	0.3
210,000 (4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.248%, 12/15/2047	210,189	0.1
900,000 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	749,609	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
270,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	$284,950	0.1
1,539	JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	1,545	0.0
1,100,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	1,015,014	0.5
820,000 (4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.833%, 04/15/2047	798,142	0.4
430,000 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	459,848	0.2
339,342	JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	359,884	0.2
220,000 (1)	MF1 2020-FL3 A Ltd., 2.202%, (US0001M + 2.050)%, 07/15/2035	221,112	0.1
610,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	631,049	0.3
720,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	748,247	0.4
194,201	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	196,957	0.1
359,015	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	376,274	0.2
90,910	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	91,218	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
158,859	Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	$161,515	0.1
550,000 (1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	512,573	0.2
290,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	219,341	0.1
600,000	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	617,546	0.3
910,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	961,846	0.5
1,070,000 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.298%, (US0001M + 2.150)%, 02/25/2035	1,072,166	0.5
220,929	Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	225,956	0.1
559,917 (1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	564,808	0.3
1,176,033	WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,196,822	0.6
465,000 (1)(4)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.765%, 04/15/2045	466,466	0.2
270,000 (4)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	295,579	0.2
540,554	Other Securities	547,577	0.3
	Total Commercial Mortgage-Backed Securities (Cost $38,932,120)	37,695,132	18.6
ASSET-BACKED SECURITIES: 19.5%
	Automobile Asset-Backed Securities: 6.6%
700,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	707,654	0.3
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	105,171	0.0
500,000	Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	522,939	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
550,000	Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	$574,752	0.3
850,000	GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	866,207	0.4
300,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	309,674	0.2
550,000	GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	554,629	0.3
300,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	306,674	0.1
350,000 (1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	357,251	0.2
40,860 (1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	40,940	0.0
365,857	Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	368,351	0.2
550,000	Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	559,143	0.3
750,000	Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	752,863	0.4
500,000	Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	500,502	0.2
300,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	308,602	0.1
900,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	923,175	0.5
130,148 (1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	131,379	0.1
5,350,000	Other Securities	5,480,684	2.7
		13,370,590	6.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities: 1.3%
700,000	BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	$720,280	0.4
800,000	Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	821,988	0.4
600,000 (1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	607,409	0.3
450,000	Other Securities	462,441	0.2
		2,612,118	1.3
	Home Equity Asset-Backed Securities: 0.0%
4,702	Other Securities	4,702	0.0

	Other Asset-Backed Securities: 10.9%
500,000 (1)	Aimco CLO 11 Ltd. 2020-11A A1, 3.011%, (US0003M + 1.380)%, 10/15/2031	500,000	0.2
600,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330)%, 01/20/2033	597,700	0.3
700,000 (1)	Apidos CLO XXXII 2019-32A A1, 1.592%, (US0003M + 1.320)%, 01/20/2033	699,616	0.3
400,000 (1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.352%, (US0001M + 1.200)%, 06/15/2034	394,781	0.2
400,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230)%, 01/15/2030	390,620	0.2
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350)%, 07/18/2029	245,087	0.1
500,000 (1)	Barings Clo Ltd. 2019-4A A1, 1.605%, (US0003M + 1.330)%, 01/15/2033	498,911	0.3
600,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.603%, (US0003M + 1.330)%, 01/17/2033	598,679	0.3
250,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.472%, (US0003M + 1.200)%, 01/20/2031	242,309	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.523%, (US0003M + 1.250)%, 10/17/2030	$248,470	0.1
250,000 (1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210)%, 10/18/2030	248,790	0.1
250,000 (1)	CIFC Funding 2015-IA ARR Ltd., 1.368%, (US0003M + 1.110)%, 01/22/2031	245,892	0.1
600,000 (1)	CIFC Funding 2019-6A A1 Ltd., 1.601%, (US0003M + 1.330)%, 01/16/2033	600,233	0.3
250,000 (1)	CIFC Funding 2019-6A A2 Ltd., 2.021%, (US0003M + 1.750)%, 01/16/2033	250,454	0.1
500,000 (1)	CIFC Funding 2020-2A A1 Ltd., 1.933%, (US0003M + 1.650)%, 08/24/2032	500,575	0.3
500,000 (1)	CIFC Funding 2020-3A A2 Ltd., 3.451%, (US0003M + 1.600)%, 10/20/2031	499,948	0.3
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180)%, 10/20/2030	246,884	0.1
300,000 (1)	Dryden 68 CLO Ltd. 2019-68A A, 1.585%, (US0003M + 1.310)%, 07/15/2032	298,193	0.1
250,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350)%, 04/15/2028	243,448	0.1
360,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200)%, 08/15/2030	358,234	0.2
250,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250)%, 01/20/2030	243,853	0.1
250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220)%, 07/24/2030	248,038	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
260,000 (1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.602%, (US0001M + 2.450)%, 03/15/2035	$262,291	0.1
523,737 (1)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850)%, 12/17/2036	523,509	0.3
582,268 (1)	Invitation Homes 2018-SFR2 A Trust, 1.052%, (US0001M + 0.900)%, 06/17/2037	583,314	0.3
643,166 (1)	Invitation Homes 2018-SFR3 A Trust, 1.151%, (US0001M + 1.000)%, 07/17/2037	645,670	0.3
750,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.652%, (US0003M + 1.380)%, 01/20/2033	745,735	0.4
500,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200)%, 04/17/2033	492,956	0.2
310,000 (1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.282%, (US0001M + 1.130)%, 05/09/2036	304,503	0.2
600,000 (1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 1.575%, (US0003M + 1.300)%, 07/15/2032	594,653	0.3
250,000 (1)	Magnetite XII Ltd. 2015-12A ARR, 1.375%, (US0003M + 1.100)%, 10/15/2031	247,275	0.1
850,000 (1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	859,522	0.4
340,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.612%, (US0003M + 1.340)%, 01/19/2033	338,885	0.2
700,000 (1)	Niagara Park Clo Ltd. 2019-B A4, 1.573%, (US0003M + 1.300)%, 07/17/2032	697,225	0.3
250,000 (1)	OCP Clo 2019-17A C1 Ltd., 2.022%, (US0003M + 1.750)%, 07/20/2032	247,969	0.1
250,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.592%, (US0003M + 1.320)%, 03/17/2030	248,033	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 4.751%, (US0003M + 1.500)%, 10/20/2031	$501,034	0.3
250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375)%, 07/15/2029	246,681	0.1
250,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350)%, 07/19/2030	244,449	0.1
600,000 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.450%, (US0003M + 1.180)%, 11/18/2031	595,467	0.3
500,000 (1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 1.592%, (US0003M + 1.320)%, 07/20/2032	501,090	0.3
400,000 (1)	OHA Credit Funding 4 Ltd. 2019-4A A1, 1.588%, (US0003M + 1.330)%, 10/22/2032	397,688	0.2
500,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.620%, (US0003M + 1.340)%, 11/15/2032	496,553	0.2
250,000 (1)	Palmer Square CLO 2013-2A AARR Ltd., 1.473%, (US0003M + 1.200)%, 10/17/2031	247,764	0.1
500,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100)%, 07/20/2030	495,346	0.2
500,000 (1)	Palmer Square CLO 2020-2A A1A Ltd., 1.904%, (US0003M + 1.700)%, 07/15/2031	500,628	0.3
115,119 (1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	116,573	0.0
134,285 (1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	135,874	0.1
326,358 (1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	329,934	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
590,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.675%, (US0003M + 1.400)%, 01/15/2033	$584,859	0.3
400,000 (1)	Symphony CLO XXI Ltd. 2019-21A A, 1.655%, (US0003M + 1.380)%, 07/15/2032	399,601	0.2
250,000 (1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230)%, 07/20/2030	247,457	0.1
400,000 (1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.925%, (US0003M + 1.650)%, 01/15/2033	400,102	0.2
300,000 (1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	303,796	0.2
350,000	Other Securities	355,074	0.2
		22,292,225	10.9
	Student Loan Asset-Backed Securities: 0.7%
114,742 (1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	117,845	0.1
269,847 (1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	277,975	0.1
300,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.752%, (US0001M + 1.600)%, 10/15/2031	304,101	0.1
500,000 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	517,861	0.3
200,000 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	200,421	0.1
		1,418,203	0.7
	Total Asset-Backed Securities (Cost $39,397,633)	39,697,838	19.5
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): 0.5%
	Federal Home Loan Mortgage Corporation: 0.4%(5)
829,649	0.350%-5.500%, 05/13/2022-02/01/2039	883,473	0.4

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): (continued)
	Uniform Mortgage-Backed Securities: 0.1%
188,190	Other Securities	$209,362	0.1
	Total U.S. Government Agency Obligations (Cost $1,057,738)	1,092,835	0.5
	Total Long-Term Investments (Cost $198,453,684)	199,701,608	98.3
SHORT-TERM INVESTMENTS: 2.5%
	Repurchase Agreements: 0.2%
370,727 (6)	Bank of Montreal,
Repurchase Agreement
dated 09/30/20, 0.08%, due
10/01/20 (Repurchase
Amount $370,728,
collateralized by various
U.S. Government Agency
Obligations, 2.000%-4.000%,
Market Value plus accrued
interest $378,142, due
	10/01/47-09/01/50)
	(Cost $370,727)	370,727	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
4,694,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000% (Cost $4,694,000)	4,694,000	2.3
	Total Short-Term Investments (Cost $5,064,727)	5,064,727	2.5
	Total Investments in Securities
	(Cost $203,518,411)	$204,766,335	100.8
	Liabilities in Excess of Other Assets	(1,711,384)	(0.8)
	Net Assets	$203,054,951	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$93,517,310	$—	$93,517,310
Collateralized Mortgage Obligations	—	13,325,905	—	13,325,905
Asset-Backed Securities	—	39,697,838	—	39,697,838
Commercial Mortgage-Backed Securities	—	37,695,132	—	37,695,132
U.S. Government Agency Obligations	—	1,092,835	—	1,092,835
U.S. Treasury Obligations	—	14,372,588	—	14,372,588
Short-Term Investments	4,694,000	370,727	—	5,064,727
Total Investments, at fair value	$4,694,000	$200,072,335	$—	$204,766,335
Other Financial Instruments+
Futures	26,349	—	—	26,349
Total Assets	$4,720,349	$200,072,335	$—	$204,792,684
Liabilities Table
Other Financial Instruments+
Futures	$(21,917)	$—	$—	$(21,917)
Total Liabilities	$(21,917)	$—	$—	$(21,917)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	4	12/21/20	$558,125	$430
U.S. Treasury 2-Year Note	291	12/31/20	64,299,633	25,919
			$64,857,758	$26,349
Short Contracts:
U.S. Treasury 5-Year Note	(184)	12/31/20	(23,189,750)	(21,917)
			$(23,189,750)	$(21,917)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$26,349
Total Asset Derivatives		$26,349
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$21,917
Total Liability Derivatives		$21,917

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$157,266	$157,266
Equity contracts	(2,293)	—	(2,293)
Interest rate contracts	171,986	—	171,986
Total	$169,693	$157,266	$326,959
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(174,506)	$(174,506)
Interest rate contracts	(261,042)	—	(261,042)
Total	$(261,042)	$(174,506)	$(435,548)
At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $203,958,397.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,781,045
Gross Unrealized Depreciation	(1,954,091)
Net Unrealized Appreciation	$826,954
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

Collateralized Mortgage Obligations	30.0%
Corporate Bonds/Notes	20.2%
Commercial Mortgage-Backed Securities	19.5%
Asset-Backed Securities	13.4%
Bank Loans	10.5%
Sovereign Bonds	3.9%
U.S. Treasury Obligations	0.1%
Purchased Options	0.1%
Convertible Bonds/Notes	0.0%
Common Stock	0.0%
U.S. Government Agency Obligations	0.0%
Assets in Excess of Other Liabilities*	2.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.2%
	Basic Materials: 1.9%
1,250,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,235,969	0.1
1,925,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	2,071,779	0.1
525,000 (1)	Aruba Investments, Inc., 8.750%, 02/15/2023	532,164	0.0
250,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	233,750	0.0
1,500,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,593,480	0.1
960,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	977,712	0.0
600,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	649,014	0.0
625,000 (1)	Constellium SE, 5.625%, 06/15/2028	637,891	0.1
550,000 (1)	Constellium SE, 6.625%, 03/01/2025	563,750	0.0
650,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	639,031	0.0
1,250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	1,364,469	0.1
600,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	578,730	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
750,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	$817,564	0.0
650,000 (1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	645,937	0.0
635,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	681,831	0.0
2,000,000 (1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,191,870	0.1
190,000 (1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	200,450	0.0
1,800,000 (1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,930,516	0.1
1,125,000 (1)	Novelis Corp., 5.875%, 09/30/2026	1,157,344	0.1
500,000 (1)	OCI NV, 5.250%, 11/01/2024	517,412	0.0
575,000 (1)	OCI NV, 6.625%, 04/15/2023	595,269	0.1
925,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	979,168	0.1
2,500,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,571,915	0.1
2,425,000 (1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,466,722	0.1
620,000 (1)	SPCM SA, 4.875%, 09/15/2025	643,616	0.0
750,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	748,125	0.0
310,000 (1)	Tronox, Inc., 6.500%, 04/15/2026	310,581	0.0
825,000 (1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	716,203	0.0
525,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	543,152	0.0
16,555,000 (2)	Other Securities	17,754,469	0.7
		46,549,883	1.9

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 2.5%
600,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	$573,387	0.0
1,200,000 (1)	Altice France Holding SA, 10.500%, 05/15/2027	1,335,750	0.1
425,000 (1)	Altice France SA/France, 5.125%, 01/15/2029	424,862	0.0
900,000 (1)	Altice France SA/France, 7.375%, 05/01/2026	944,055	0.1
775,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	845,413	0.0
650,000 (1)	ANGI Group LLC, 3.875%, 08/15/2028	644,719	0.0
793,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	769,692	0.0
135,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	141,075	0.0
350,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	371,000	0.0
1,300,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,369,622	0.1
625,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	657,656	0.0
775,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	809,026	0.0
1,300,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,353,625	0.1
1,114,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,130,599	0.1
100,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	96,187	0.0
515,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	529,842	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,025,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	$1,029,817	0.0
650,000 (1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	664,625	0.0
800,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	804,892	0.0
775,000 (1)	CSC Holdings LLC, 5.500%, 05/15/2026	806,969	0.1
600,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	638,379	0.0
400,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	442,446	0.0
2,150,000 (3)	CSC Holdings LLC, 5.250%-5.875%, 09/15/2022-06/01/2024	2,300,906	0.1
950,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	881,681	0.0
550,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	390,453	0.0
1,575,000 (1)(3)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	820,969	0.1
1,000,000 (1)(3)	Entercom Media Corp., 7.250%, 11/01/2024	838,125	0.0
325,000 (1)(4)	Frontier Communications Corp., 8.000%, 04/01/2027	324,391	0.0
650,000 (1)	GCI LLC, 4.750%, 10/15/2028	659,756	0.0
325,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	317,424	0.0
1,000,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,046,250	0.1
425,000 (1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	430,644	0.0
165,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	170,259	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
600,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	$548,406	0.0
650,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	670,189	0.0
225,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	256,922	0.0
850,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	892,938	0.0
800,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	822,310	0.0
800,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	836,828	0.0
185,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	181,355	0.0
275,000 (1)	TEGNA, Inc., 4.750%, 03/15/2026	281,518	0.0
775,000 (1)	TEGNA, Inc., 5.000%, 09/15/2029	766,041	0.1
1,050,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,059,844	0.1
1,050,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,027,687	0.1
350,000 (1)	Univision Communications, Inc., 9.500%, 05/01/2025	376,250	0.0
725,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	711,407	0.1
165,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	170,053	0.0
375,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	376,123	0.0
800,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	860,032	0.0
250,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	249,625	0.0
200,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	207,100	0.0
650,000 (1)	VTR Finance NV, 6.375%, 07/15/2028	683,312	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,150,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	$1,187,180	0.1
24,405,000 (2)	Other Securities	26,821,742	1.1
		63,551,358	2.5
	Consumer, Cyclical: 2.6%
1,875,000 (1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	1,925,728	0.1
645,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	653,466	0.0
1,100,000 (1)(3)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,049,812	0.1
225,000 (1)	Adient US LLC, 9.000%, 04/15/2025	248,484	0.0
925,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,001,650	0.1
375,000 (1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	281,250	0.0
256,000 (1) (5)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000)%, 06/15/2026	72,960	0.0
475,000 (1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	478,859	0.0
365,000 (1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	368,422	0.0
200,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	201,500	0.0
550,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	560,255	0.0
700,000 (1)	Avient Corp., 5.750%, 05/15/2025	742,875	0.0
1,025,000 (1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	1,006,360	0.1
500,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	548,765	0.0
780,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	814,129	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,100,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	$1,065,696	0.1
725,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	771,672	0.0
125,000 (1)(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625)%, 09/15/2024	126,315	0.0
1,125,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	1,141,650	0.1
2,174,782 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	2,259,561	0.1
645,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	638,850	0.0
415,000 (1)	Golden Nugget, Inc., 6.750%, 10/15/2024	347,044	0.0
275,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	291,328	0.0
600,000 (1)	IAA, Inc., 5.500%, 06/15/2027	625,875	0.0
625,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	660,038	0.0
425,000 (1)	IRB Holding Corp., 6.750%, 02/15/2026	425,797	0.0
100,000 (1)	IRB Holding Corp., 7.000%, 06/15/2025	106,802	0.0
375,000 (1)	L Brands, Inc., 6.875%, 07/01/2025	405,566	0.0
1,050,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,035,452	0.1
425,000 (1)	Mattel, Inc., 5.875%, 12/15/2027	458,203	0.0
850,000 (1)(3)	Michaels Stores, Inc., 8.000%, 07/15/2027	889,687	0.0
825,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	861,094	0.0
850,000 (1)	Motion Bondco DAC, 6.625%, 11/15/2027	740,070	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
675,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	$693,984	0.0
730,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	758,215	0.0
470,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	482,267	0.0
1,375,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	1,388,750	0.1
875,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	943,766	0.1
145,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	153,881	0.0
425,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	428,453	0.0
500,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	502,069	0.1
300,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	314,464	0.0
325,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	339,739	0.0
1,075,000 (1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	1,112,604	0.1
650,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	662,594	0.0
680,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	654,296	0.0
250,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	231,719	0.0
775,000 (1)	Station Casinos LLC, 5.000%, 10/01/2025	763,704	0.1
700,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	699,125	0.0
575,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	591,066	0.0
700,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	545,563	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
330,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	$382,800	0.0
175,000 (1)	VOC Escrow Ltd., 5.000%, 02/15/2028	155,345	0.0
225,000 (1)	William Carter Co/The, 5.500%, 05/15/2025	236,109	0.0
675,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	706,219	0.1
350,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	352,070	0.0
950,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	957,719	0.1
550,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	534,531	0.0
395,000 (1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	402,653	0.0
26,874,000	Other Securities	27,770,423	1.1
		65,569,343	2.6
	Consumer, Non-cyclical: 2.7%
950,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	978,868	0.1
875,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	882,140	0.0
625,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	607,813	0.0
325,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	339,137	0.0
825,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	882,082	0.1
500,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	533,125	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
950,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	$1,033,847	0.1
850,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	872,844	0.0
650,000 (1)	Avantor Funding, Inc., 4.625%, 07/15/2028	675,187	0.0
1,700,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,870,280	0.1
705,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	695,398	0.1
450,000 (1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	461,138	0.0
350,000 (1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	358,662	0.0
525,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	556,075	0.0
650,000 (1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	652,369	0.0
665,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	692,724	0.0
300,000 (1)	Centene Corp., 5.375%, 06/01/2026	317,016	0.0
925,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	959,119	0.0
950,000 (1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	921,310	0.0
775,000 (1)	Cott Holdings, Inc., 5.500%, 04/01/2025	795,344	0.0
325,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	313,966	0.0
375,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	385,135	0.0
1,325,000 (1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,367,301	0.1
650,000 (1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	654,179	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
329,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	$242,144	0.0
190,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	198,906	0.0
1,300,000 (1)	Garda World Security Corp., 8.750%, 05/15/2025	1,317,049	0.1
100,000 (1)	Garda World Security Corp., 9.500%, 11/01/2027	105,169	0.0
300,000 (1)	Gartner, Inc., 3.750%, 10/01/2030	304,028	0.0
650,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	681,817	0.1
750,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	792,045	0.0
595,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	617,543	0.0
1,225,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,332,475	0.1
215,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	221,800	0.0
700,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	731,500	0.0
450,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	459,326	0.0
1,050,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,143,146	0.1
675,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	736,593	0.0
1,000,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,084,845	0.1
550,000 (1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	631,522	0.0
920,000 (1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	923,450	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
400,000 (1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	$408,600	0.0
1,100,000 (1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,131,625	0.1
100,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	103,000	0.0
650,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	674,017	0.0
605,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	634,639	0.0
775,000 (1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	790,500	0.0
775,000 (1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	801,156	0.1
230,000 (1)(3)(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500)%, 12/01/2022	234,313	0.0
225,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	231,750	0.0
1,325,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,405,746	0.1
1,120,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	1,166,525	0.1
400,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	422,750	0.0
900,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	878,063	0.0
700,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	735,742	0.0
820,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	838,278	0.0
25,772,000	Other Securities	28,801,378	1.2
		68,586,499	2.7
	Energy: 4.0%
425,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	401,625	0.0
275,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	264,745	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
325,000 (1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	$287,157	0.0
925,000 (1)	CNX Resources Corp., 7.250%, 03/14/2027	944,675	0.1
340,000 (1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	395,784	0.0
8,550,000 (6)	Energy Transfer Operating L.P., 4.900%-7.125%, 02/01/2024-12/31/2199	7,438,895	0.3
1,325,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,398,703	0.1
530,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	547,225	0.0
325,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	324,561	0.0
575,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	586,848	0.0
650,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	590,619	0.0
365,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	332,568	0.0
700,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	683,046	0.0
300,000 (1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	351,601	0.0
1,050,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	633,738	0.0
595,000 (1)	Nabors Industries Ltd., 7.250%, 01/15/2026	295,269	0.0
1,000,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	1,039,250	0.1
1,050,000 (1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,046,719	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,375,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	$1,427,808	0.1
750,000 (1)	Pertamina Persero PT, 3.100%, 08/25/2030	778,235	0.0
7,350,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	8,119,912	0.3
775,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	918,840	0.1
7,450,000 (1)	Petroleos Mexicanos, 5.950%, 01/28/2031	6,204,881	0.3
575,000	Petroleos Mexicanos, 6.500%, 01/23/2029	515,344	0.0
2,000,000 (1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,072,176	0.1
775,000 (1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	701,003	0.0
400,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	361,162	0.0
440,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	442,607	0.0
725,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	703,467	0.0
950,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	960,986	0.1
475,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	468,678	0.0
57,090,000	Other Securities	57,622,571	2.3
		98,860,698	4.0
	Financial: 2.2%
1,950,000 (1)	Akbank T.A.S., 6.800%, 02/06/2026	1,893,770	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,600,000 (1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	$1,633,016	0.1
2,275,000 (1)(6)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,286,102	0.1
1,550,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,618,603	0.1
1,200,000 (1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,237,512	0.1
3,325,000 (1)(6)	Bangkok Bank PCL/ Hong Kong, 5.000%, 12/31/2199	3,334,841	0.1
750,000 (1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	733,687	0.0
409,000 (1)	BPCE SA, 4.500%, 03/15/2025	452,769	0.0
1,000,000	Citigroup, Inc., 4.750%, 05/18/2046	1,261,037	0.1
675,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	702,861	0.0
1,150,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,163,196	0.1
975,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	997,230	0.0
250,000 (1)	Iron Mountain, Inc., 5.000%, 07/15/2028	256,560	0.0
410,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	428,194	0.0
330,000 (1)	Iron Mountain, Inc., 5.625%, 07/15/2032	348,930	0.0
1,500,000 (1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,527,375	0.1
277,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	322,783	0.0
6,800,000 (6)	JPMorgan Chase & Co., 4.600%, 12/31/2199	6,672,500	0.3
1,050,000 (1)(6)	Kookmin Bank, 4.350%, 12/31/2199	1,097,235	0.1
590,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	597,744	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
290,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	$296,090	0.0
268,000	Morgan Stanley, 4.000%, 07/23/2025	302,733	0.0
1,100,000 (1)(6)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,089,599	0.0
950,000 (1)	QNB Finansbank AS, 6.875%, 09/07/2024	965,059	0.0
900,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	949,982	0.0
1,075,000 (1)	SBA Communications Corp., 3.875%, 02/15/2027	1,092,469	0.0
1,000,000 (1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	903,606	0.1
550,000 (1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	555,198	0.0
2,019,000	Wells Fargo & Co., 4.300%-4.750%, 07/22/2027-12/07/2046	2,497,932	0.1
17,554,000 (2)	Other Securities	18,585,023	0.7
		55,803,636	2.2
	Industrial: 1.6%
520,000 (1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	537,495	0.0
1,225,000 (1)(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	1,220,161	0.1
410,000 (1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	415,594	0.0
1,140,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	1,197,712	0.1
975,000 (1)	BMC East LLC, 5.500%, 10/01/2024	1,003,641	0.1
250,000 (1)	Bombardier, Inc., 6.000%, 10/15/2022	232,187	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
625,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	$634,116	0.0
450,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	466,594	0.0
450,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	482,625	0.0
650,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	658,027	0.0
1,225,000 (1)	Cascades, Inc./ Cascades USA, Inc., 5.375%, 01/15/2028	1,290,078	0.1
1,275,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,282,841	0.1
675,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	700,312	0.0
375,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	389,696	0.0
275,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	299,147	0.0
200,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	202,375	0.0
416,000 (1)	GFL Environmental, Inc., 7.000%, 06/01/2026	439,327	0.1
395,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	429,316	0.0
550,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	573,719	0.0
525,000 (1)	Granite US Holdings Corp., 11.000%, 10/01/2027	540,750	0.0
2,775,000 (1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,791,348	0.1
380,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	386,051	0.0
1,550,000 (1)(6)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,738,713	0.1
900,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	914,625	0.0
900,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	976,500	0.0
825,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	874,385	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
935,000 (1)	PGT Innovations, Inc., 6.750%, 08/01/2026	$999,104	0.1
1,180,000 (1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,182,213	0.1
725,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	734,425	0.0
162,000 (1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	164,916	0.0
825,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	910,268	0.0
460,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	454,880	0.0
800,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	858,848	0.0
225,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	228,914	0.0
575,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	599,797	0.0
615,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	657,164	0.1
750,000 (1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	794,063	0.0
240,000 (1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	249,874	0.0
650,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	658,125	0.0
10,274,000	Other Securities	11,369,555	0.5
		40,539,481	1.6
	Technology: 0.8%
950,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	980,585	0.1
650,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	668,476	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
250,000 (1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	$267,375	0.0
250,000 (1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	265,938	0.0
160,000 (1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	163,100	0.0
700,000 (1)	BY Crown Parent LLC, 7.375%, 10/15/2024	713,051	0.1
650,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	621,462	0.0
1,600,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,622,000	0.1
345,000 (1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	359,249	0.0
1,000,000 (1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,328,883	0.1
95,000 (1)	Entegris, Inc., 4.375%, 04/15/2028	97,909	0.0
605,000 (1)	Entegris, Inc., 4.625%, 02/10/2026	620,010	0.0
650,000 (1)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	660,969	0.0
1,040,000 (1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,080,236	0.1
700,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	691,478	0.0
635,000 (1)	ON Semiconductor Corp., 3.875%, 09/01/2028	645,128	0.0
225,000 (1)	Open Text Corp., 3.875%, 02/15/2028	227,988	0.0
350,000 (1)	Open Text Corp., 5.875%, 06/01/2026	364,656	0.0
750,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	772,710	0.0
680,000 (1)	Science Applications International Corp., 4.875%, 04/01/2028	691,567	0.0
1,705,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,743,337	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,000,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	$944,045	0.1
550,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	567,875	0.0
2,855,000	Other Securities	3,155,795	0.1
		19,253,822	0.8
	Utilities: 1.9%
1,325,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,364,419	0.1
1,275,000 (1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	1,273,789	0.1
800,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	830,752	0.0
1,850,000 (1)	Colbun SA, 3.150%, 03/06/2030	2,000,312	0.1
5,670,000 (6)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,750,224	0.2
1,050,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	1,094,625	0.1
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	570,250	0.0
575,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	601,953	0.0
1,000,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	996,145	0.0
2,325,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,484,402	0.1
500,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	522,500	0.0
575,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	607,580	0.1
26,289,000	Other Securities	28,466,909	1.1
		46,563,860	1.9
	Total Corporate Bonds/Notes (Cost $493,155,008)	505,278,580	20.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 30.0%
133,773	Adjustable Rate Mortgage Trust 2005-7 7A21, 0.648%, (US0001M + 0.500)%, 10/25/2035	$133,889	0.0
1,117,632 (1)(6)	Agate Bay Mortgage Trust 2014-1 B4, 3.859%, 07/25/2044	1,123,495	0.0
4,016,450 (1)(6)	Agate Bay Mortgage Trust 2014-2 B2, 3.870%, 09/25/2044	4,079,119	0.2
1,647,621 (1)(6)	Agate Bay Mortgage Trust 2014-2 B4, 3.870%, 09/25/2044	1,647,015	0.1
2,366,190 (1)(6)	Agate Bay Mortgage Trust 2015-2 B3, 3.708%, 03/25/2045	2,409,824	0.1
1,117,538 (1)(6)	Agate Bay Mortgage Trust 2015-4 B3, 3.575%, 06/25/2045	1,128,054	0.1
2,557,378 (1)(6)	Agate Bay Mortgage Trust 2016-1 B3, 3.755%, 12/25/2045	2,627,693	0.1
1,000,000 (1)(6)	Agate Bay Mortgage Trust 2016-1 B4, 3.755%, 12/25/2045	907,815	0.0
1,137,085 (1)(6)	Agate Bay Mortgage Trust 2016-2 B4, 3.782%, 03/25/2046	1,102,563	0.0
724,807	Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020)%, 10/25/2034	698,323	0.0
125,046	Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500)%, 05/25/2035	99,045	0.0
498,853	Alternative Loan Trust 2005-10CB 1A2, 0.598%, (US0001M + 0.450)%, 05/25/2035	394,211	0.0
510,357	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	498,418	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
183,623	Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290)%, 11/20/2035	$168,791	0.0
56,412	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	55,447	0.0
260,835	Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400)%, 04/25/2035	212,685	0.0
36,294	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	25,508	0.0
654,926	Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400)%, 07/25/2036	298,535	0.0
157,251	Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400)%, 08/25/2036	83,983	0.0
665,921	Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600)%, 08/25/2036	365,403	0.0
1,123,466	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	945,303	0.1
408,978	Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120)%, 06/25/2036	389,878	0.0
1,159,560	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	972,717	0.1
170,658	Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600)%, 03/25/2037	82,927	0.0
298,033	Alternative Loan Trust 2007-HY8C A1, 0.308%, (US0001M + 0.160)%, 09/25/2047	275,346	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
846,685	Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170)%, 05/25/2047	$778,450	0.1
1,439,966 (1)(6)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,469,188	0.1
3,700,387 (1)	Arroyo Mortgage Trust 2020-1 A1B, 2.100%, 03/25/2055	3,729,019	0.1
473,335	Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600)%, 03/25/2037	359,516	0.0
2,411,215	Banc of America Funding 2007-C 7A1 Trust, 0.366%, (US0001M + 0.210)%, 05/20/2047	2,283,274	0.1
5,000,000 (1)(6)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	5,258,832	0.2
516,071 (1)(6)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	531,956	0.0
982,611 (1)(6)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	1,012,042	0.0
1,277,394 (1)(6)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	1,320,786	0.1
511,301 (6)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.246%, 09/25/2036	464,206	0.0
493,603	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 2.207%, (US0012M + 1.750)%, 02/20/2036	482,054	0.0
1,344,454 (1)(6)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,391,594	0.1
997,690 (1)(6)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,035,384	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
678,149 (1)(6)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	$691,365	0.0
1,017,223 (1)(6)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,054,055	0.0
1,615,995 (1)(6)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,640,527	0.1
1,769,179 (1)(6)	CIM Trust 2019-J1 B3, 4.023%, 08/25/2049	1,781,154	0.1
3,187,586 (1)(6)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	3,087,777	0.1
2,001,553 (1)(6)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	1,900,860	0.1
1,200,000 (1)(6)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,238,282	0.1
624,155	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	636,885	0.1
109,279 (6)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.851%, 03/25/2036	96,818	0.0
59,540 (6)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.570%, 11/25/2036	51,998	0.0
329,341 (1)(6)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	332,516	0.0
194,026 (6)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 3.023%, 08/25/2035	196,831	0.0
571,183	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	585,798	0.0
1,000,000 (1)(6)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,231	0.1
3,157,225 (1)(6)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	3,184,596	0.1
5,002,638 (1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.248%, (US0001M + 2.100)%, 10/25/2039	4,990,995	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,740,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000)%, 01/25/2040	$5,623,344	0.2
24,955	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500)%, 11/25/2035	11,598	0.0
779,387	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720)%, 11/25/2035	765,269	0.0
800,000 (1)(6)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	832,013	0.0
3,634,641 (1)(7)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,679,691	0.1
1,311,104 (1)(6)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,366,394	0.1
1,500,000 (1)(6)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,508,546	0.1
1,400,000 (1)(6)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,427,670	0.0
2,126,000 (1)(6)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,154,488	0.1
2,000,000 (1)(6)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,014,670	0.1
2,000,000 (1)(6)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,052,551	0.1
2,000,000 (1)(6)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	1,950,955	0.1
3,800,000 (1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	3,823,057	0.1
597,503	Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.448%, (US0001M + 0.300)%, 04/25/2037	404,084	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
132,050 (1)(6)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.264%, 06/27/2037	$130,093	0.0
1,987,387 (1)(6)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,026,999	0.1
1,700,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	1,593,045	0.1
688,970 (8)	Fannie Mae 2007-18 BS, 6.452%, (-1.000*US0001M + 6.600)%, 06/25/2035	142,963	0.0
2,132,050 (8)	Fannie Mae 2008-94 SI, 5.352%, (-1.000*US0001M + 5.500)%, 04/25/2036	551,883	0.0
414,455 (8)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	4,415	0.0
270,868	Fannie Mae 2010-15 FD, 0.888%, (US0001M + 0.740)%, 03/25/2040	276,007	0.0
726,986	Fannie Mae 2011-47 GF, 0.718%, (US0001M + 0.570)%, 06/25/2041	735,803	0.0
138,342	Fannie Mae 2012-10 UF, 0.698%, (US0001M + 0.550)%, 02/25/2042	139,793	0.0
271,823 (8)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000)%, 08/25/2042	54,126	0.0
906,009 (8)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	55,953	0.0
5,685,377 (8)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	361,844	0.0
1,255,732 (8)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	29,863	0.0
32,806,252 (8)	Fannie Mae 2018-86 US, 6.052%, (-1.000*US0001M + 6.200)%, 12/25/2048	6,791,157	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,292,733	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250)%, 04/25/2029	$2,354,057	0.1
101,157	Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.048%, (US0001M + 4.900)%, 11/25/2024	105,323	0.0
1,592,225	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000)%, 05/25/2025	1,617,673	0.1
978,701	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000)%, 07/25/2025	1,005,131	0.0
1,508,624	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550)%, 04/25/2028	1,553,990	0.1
3,689,181	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300)%, 02/25/2025	3,764,269	0.2
3,454,311	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250)%, 01/25/2029	3,592,355	0.1
3,969,909	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450)%, 01/25/2029	4,110,073	0.2
5,964,608	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350)%, 05/25/2029	6,187,295	0.2
1,768,569	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550)%, 07/25/2029	1,826,128	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,712,402	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650)%, 09/25/2029	$3,767,067	0.2
7,807,366	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000)%, 10/25/2029	7,800,842	0.3
1,218,617	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850)%, 11/25/2029	1,214,969	0.0
4,842,025	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200)%, 01/25/2030	4,794,809	0.2
3,869,604	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650)%, 02/25/2030	3,836,940	0.2
3,159,102	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400)%, 05/28/2030	3,112,368	0.1
3,955,616	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500)%, 05/25/2030	3,932,736	0.2
3,753,651	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800)%, 02/25/2030	3,760,723	0.2
2,926,415	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200)%, 08/25/2030	2,843,770	0.1
2,386,138	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150)%, 10/25/2030	2,349,978	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,756,943	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550)%, 12/25/2030	$5,679,879	0.2
9,678,320	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350)%, 01/25/2031	9,534,793	0.4
4,320,075	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000)%, 03/25/2031	4,259,776	0.2
3,058,925	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100)%, 03/25/2031	3,017,806	0.1
6,278,500	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250)%, 07/25/2030	6,221,415	0.2
4,326,295 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300)%, 08/25/2031	4,318,385	0.2
2,150,768 (1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100)%, 06/25/2039	2,145,754	0.1
2,109,390 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150)%, 09/25/2031	2,109,087	0.1
1,574,928 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400)%, 04/25/2031	1,572,706	0.1
3,761,739 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450)%, 07/25/2031	3,753,947	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100)%, 07/25/2039	$881,563	0.0
4,350,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050)%, 01/25/2040	4,286,934	0.2
1,800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650)%, 02/25/2040	1,724,131	0.1
42	Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700)%, 04/25/2028	43	0.0
2,907,708	Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900)%, 10/25/2028	3,082,279	0.1
802,112 (8)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	137,024	0.0
127,128 (8)	Fannie Mae REMIC Trust 2000-26 SP, 8.352%, (-1.000*US0001M + 8.500)%, 08/25/2030	21,199	0.0
192,532 (8)	Fannie Mae REMIC Trust 2002-13 SR, 6.452%, (-1.000*US0001M + 6.600)%, 03/25/2032	34,952	0.0
109,036 (8)	Fannie Mae REMIC Trust 2004-64 SW, 6.902%, (-1.000*US0001M + 7.050)%, 08/25/2034	24,318	0.0
78,363 (8)	Fannie Mae REMIC Trust 2004-66 SE, 6.352%, (-1.000*US0001M + 6.500)%, 09/25/2034	15,609	0.0
419,884 (8)	Fannie Mae REMIC Trust 2009-25 SN, 6.402%, (-1.000*US0001M + 6.550)%, 04/25/2039	105,989	0.0
123,367 (8)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	3,610	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,464,526 (8)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050)%, 06/25/2042	$29,995	0.0
762,297 (8)	Fannie Mae REMIC Trust 2013-116 SC, 6.052%, (-1.000*US0001M + 6.200)%, 04/25/2033	72,107	0.0
1,799,952 (8)	Fannie Mae REMICS 2004-53 UC, 7.402%, (-1.000*US0001M + 7.550)%, 07/25/2034	455,131	0.0
1,848,997 (8)	Fannie Mae REMICS 2005-59 NS, 6.602%, (-1.000*US0001M + 6.750)%, 05/25/2035	230,563	0.0
183,586	Fannie Mae REMICS 2006-46 SP, 23.657%, (-3.667*US0001M + 24.200)%, 06/25/2036	354,161	0.0
6,246,212 (8)	Fannie Mae REMICS 2007-22 SD, 6.252%, (-1.000*US0001M + 6.400)%, 03/25/2037	1,498,818	0.1
4,856,743 (8)	Fannie Mae REMICS 2007-30 IE, 6.592%, (-1.000*US0001M + 6.740)%, 04/25/2037	1,325,678	0.1
3,356,475 (8)	Fannie Mae REMICS 2007-55 S, 6.612%, (-1.000*US0001M + 6.760)%, 06/25/2037	760,987	0.0
404,918 (8)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	5,958	0.0
5,680,536 (8)	Fannie Mae REMICS 2011-123 SD, 6.452%, (-1.000*US0001M + 6.600)%, 08/25/2039	418,828	0.0
425,457 (8)	Fannie Mae REMICS 2011-48 HI, 4.000%, 10/25/2038	6,330	0.0
21,792,182 (8)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,420,364	0.1
1,827,934 (8)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	105,482	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,499,183 (8)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	$1,132,111	0.0
4,084,322 (8)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	307,959	0.0
6,127,064 (8)	Fannie Mae REMICS 2012-150 PS, 6.002%, (-1.000*US0001M + 6.150)%, 01/25/2043	1,239,136	0.1
17,616,107 (8)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	968,904	0.0
2,399,920 (8)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	334,746	0.0
17,763,928 (8)	Fannie Mae REMICS 2013-19 JS, 6.052%, (-1.000*US0001M + 6.200)%, 10/25/2041	2,144,843	0.1
2,077,838 (8)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	299,410	0.0
6,772,676 (8)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	437,071	0.0
7,884,542 (8)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	644,272	0.0
2,515,021 (8)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	169,812	0.0
2,317,684 (8)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	189,211	0.0
5,056,764 (8)	Fannie Mae REMICS 2013-97 JS, 6.002%, (-1.000*US0001M + 6.150)%, 04/25/2038	1,041,276	0.0
11,361,002 (8)	Fannie Mae REMICS 2016-19 SB, 5.952%, (-1.000*US0001M + 6.100)%, 04/25/2046	2,313,971	0.1
3,354,222 (8)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	578,317	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,294,796 (8)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	$392,720	0.0
13,022,657 (8)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,622,884	0.1
26,709,183 (8)	Fannie Mae REMICS 2019-17 SA, 5.952%, (-1.000*US0001M + 6.100)%, 04/25/2049	5,634,815	0.2
25,685,805 (8)	Fannie Mae REMICS 2019-8 SB, 5.952%, (-1.000*US0001M + 6.100)%, 03/25/2049	5,295,850	0.2
553,052	Fannie Mae Series 2006-11 FA, 0.448%, (US0001M + 0.300)%, 03/25/2036	555,937	0.0
800,000 (1),(6)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	831,457	0.0
660,142 (1),(6)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	674,843	0.0
4,753,715 (1),(6)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	4,942,895	0.2
2,967,367 (1),(6)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,066,125	0.1
3,817,738 (1),(6)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	3,880,633	0.2
960,837 (1),(6)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	975,536	0.0
675,000 (1),(6)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	695,773	0.0
3,636,368 (1),(6)	Flagstar Mortgage Trust 2018-6RR B1, 4.995%, 10/25/2048	3,739,235	0.2
1,475,995 (1),(6)	Flagstar Mortgage Trust 2019-2 B1, 4.135%, 12/25/2049	1,571,145	0.1
2,066,393 (1),(6)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	2,116,066	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,466,044 (1),(6)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	$3,373,747	0.1
2,970,895 (1),(6)	Flagstar Mortgage Trust 2020-1NV B3, 4.332%, 03/25/2050	2,864,035	0.1
1,477,953 (8)	Freddie Mac 2009-70 PS, 6.602%, (-1.000*US0001M + 6.750)%, 01/25/2037	382,590	0.0
211,928 (8)	Freddie Mac 2524 SH, 7.348%, (-1.000*US0001M + 7.500)%, 11/15/2032	23,447	0.0
400,608 (8)	Freddie Mac 2525 SM, 7.848%, (-1.000*US0001M + 8.000)%, 02/15/2032	101,409	0.0
387,275 (8)	Freddie Mac 2981 CS, 6.568%, (-1.000*US0001M + 6.720)%, 05/15/2035	77,932	0.0
236,955 (8)	Freddie Mac 2989 HS, 6.998%, (-1.000*US0001M + 7.150)%, 08/15/2034	113,738	0.0
205,241 (8)	Freddie Mac 3018 SM, 7.048%, (-1.000*US0001M + 7.200)%, 08/15/2035	50,924	0.0
2,120,364 (8)	Freddie Mac 3222 SN, 6.448%, (-1.000*US0001M + 6.600)%, 09/15/2036	465,371	0.0
373,538 (6),(8)	Freddie Mac 324 144, 6.000%, 06/15/2039	83,956	0.0
764,879 (8)	Freddie Mac 3523 SA, 5.848%, (-1.000*US0001M + 6.000)%, 09/15/2036	156,241	0.0
641,020 (8)	Freddie Mac 3582 MS, 5.998%, (-1.000*US0001M + 6.150)%, 10/15/2039	144,342	0.0
986,547 (8)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	171,975	0.0
4,097,765 (8)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	385,867	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
152,553 (8)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	$25,085	0.0
8,008,600 (8)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,634,442	0.1
120,630 (8)	Freddie Mac REMIC Trust 2266 S, 8.398%, (-1.000*US0001M + 8.550)%, 11/15/2030	24,528	0.0
187,563 (8)	Freddie Mac REMIC Trust 2374 S, 7.948%, (-1.000*US0001M + 8.100)%, 06/15/2031	47,826	0.0
104,953 (8)	Freddie Mac REMIC Trust 2417 SY, 8.248%, (-1.000*US0001M + 8.400)%, 12/15/2031	29,276	0.0
204,851 (8)	Freddie Mac REMIC Trust 2577 SA, 7.298%, (-1.000*US0001M + 7.450)%, 02/15/2033	51,956	0.0
99,730 (8)	Freddie Mac REMIC Trust 2981 SU, 7.648%, (-1.000*US0001M + 7.800)%, 05/15/2030	22,901	0.0
167,386	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975)%, 08/15/2035	189,893	0.0
679,954 (8)	Freddie Mac REMIC Trust 3049 PI, 6.498%, (-1.000*US0001M + 6.650)%, 10/15/2035	162,727	0.0
60,091	Freddie Mac REMIC Trust 3085 SK, 64.171%, (-12.000*US0001M + 66.000)%, 12/15/2035	196,354	0.0
77,511 (9)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	73,229	0.0
78,676 (8)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	1,514	0.0
207,295 (8)	Freddie Mac REMIC Trust 3624 TS, 4.648%, (-1.000*US0001M + 4.800)%, 01/15/2040	33,731	0.0
289,511 (8)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	39,820	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
974,894 (8)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	$111,055	0.0
1,908,869 (8)	Freddie Mac REMICS 2781 SB, 6.998%, (-1.000*US0001M + 7.150)%, 04/15/2034	448,709	0.0
542,573	Freddie Mac REMICS 2921 PF, 0.502%, (US0001M + 0.350)%, 01/15/2035	543,063	0.0
4,534,338 (8)	Freddie Mac REMICS 3128 JI, 6.478%, (-1.000*US0001M + 6.630)%, 03/15/2036	1,147,382	0.1
2,028,261 (8)	Freddie Mac REMICS 3298 S, 5.958%, (-1.000*US0001M + 6.110)%, 04/15/2037	453,733	0.0
42,958 (8)	Freddie Mac REMICS 3759 DI, 4.000%, 10/15/2029	148	0.0
184,816 (8)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	3,491	0.0
1,271,741 (8)	Freddie Mac REMICS 3851 PI, 4.000%, 08/15/2038	10,411	0.0
5,369,549 (8)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	292,701	0.0
1,397,599 (8)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	220,176	0.0
17,484,966 (8)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	919,288	0.1
2,492,743 (8)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	162,721	0.0
1,870,043 (8)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	139,246	0.0
1,598,415 (8)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	85,687	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,406,405 (8)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	$410,129	0.0
2,190,708 (8)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	97,882	0.0
8,604,692 (8)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	575,509	0.0
1,634,022 (8)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	80,806	0.0
42,047,390 (8)	Freddie Mac REMICS 4273 PS, 5.948%, (-1.000*US0001M + 6.100)%, 11/15/2043	8,777,048	0.4
3,452,804 (8)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	502,970	0.0
1,046,048	Freddie Mac REMICS 4385 LS, 8.971%, (-2.333*US0001M + 9.333)%, 07/15/2037	1,450,229	0.1
3,696,028 (8)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	449,836	0.0
10,559,689 (8)	Freddie Mac REMICS 4618 SA, 5.848%, (-1.000*US0001M + 6.000)%, 09/15/2046	2,538,389	0.1
4,231,434	Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	383,946	0.0
3,741,999 (8)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	510,760	0.0
47,044,644 (8)	Freddie Mac REMICS 4903 NS, 5.948%, (-1.000*US0001M + 6.100)%, 08/25/2049	9,123,820	0.4
23,092,715 (8)	Freddie Mac REMICS 4909 SJ, 5.898%, (-1.000*US0001M + 6.050)%, 09/25/2049	4,240,070	0.2
8,513,141 (8)	Freddie Mac REMICS 4910 SD, 5.898%, (-1.000*US0001M + 6.050)%, 06/15/2049	1,484,890	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
25,001,864 (8)	Freddie Mac REMICS 4910 SH, 5.898%, (-1.000*US0001M + 6.050)%, 09/25/2049	$5,167,773	0.2
32,270,851 (8)	Freddie Mac REMICS 4924 SY, 5.898%, (-1.000*US0001M + 6.050)%, 10/25/2049	6,315,825	0.3
1,047,793	Freddie Mac REMICS Trust 3740 FB, 0.652%, (US0001M + 0.500)%, 10/15/2040	1,056,088	0.1
2,000,000 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850)%, 02/25/2050	1,957,667	0.1
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000)%, 06/25/2050	2,519,929	0.1
6,600,000 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900)%, 01/25/2050	6,486,313	0.3
3,300,000 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150)%, 12/25/2030	3,225,482	0.1
4,000,000 (1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100)%, 09/25/2048	3,918,944	0.2
2,000,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300)%, 10/25/2048	1,967,046	0.1
2,591,067 (8)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	163,754	0.0
1,325,937 (8)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	286,811	0.0
682,344 (8)	Freddie Mac Strips Series 237 S23, 6.948%, (-1.000*US0001M + 7.100)%, 05/15/2036	166,092	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
970,181 (8)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	$136,066	0.0
837,804	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.148%, (US0001M + 4.000)%, 08/25/2024	857,281	0.0
1,131,210	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700)%, 04/25/2028	1,181,357	0.1
369,733	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 4.848%, (US0001M + 4.700)%, 03/25/2028	383,606	0.0
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850)%, 03/25/2029	521,273	0.0
2,756,967	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250)%, 07/25/2029	2,835,432	0.1
7,910,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450)%, 10/25/2029	8,177,415	0.3
2,750,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500)%, 03/25/2030	2,787,197	0.1
7,561,049	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550)%, 08/25/2029	7,816,556	0.3
5,194,826	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650)%, 12/25/2029	5,153,540	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,015,645	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350)%, 04/25/2030	$3,046,420	0.1
871,995	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800)%, 07/25/2030	859,869	0.0
2,624,892	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300)%, 09/25/2030	2,594,064	0.1
4,965,487 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650)%, 01/25/2049	4,939,552	0.2
7,693,750 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050)%, 04/25/2049	7,600,930	0.3
506,278 (1),(6)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	520,055	0.0
1,633,939 (1)(6)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,696,204	0.1
2,448,290 (1)(6)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,505,367	0.1
1,963,112 (1)(6)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,968,867	0.1
5,356,970 (8)	Ginnie Mae 2007-59 SC, 6.344%, (-1.000*US0001M + 6.500)%, 07/20/2037	1,220,887	0.1
200,345 (8)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161)%, 10/16/2039	49,510	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,661,885 (8)	Ginnie Mae 2013-130 SB, 4.893%, (-1.000*US0001M + 5.050)%, 09/16/2043	$5,522,520	0.2
473,046 (8)	Ginnie Mae Series 2008-40 SA, 6.248%, (-1.000*US0001M + 6.400)%, 05/16/2038	104,039	0.0
845,482 (8)	Ginnie Mae Series 2009-116 SJ, 6.328%, (-1.000*US0001M + 6.480)%, 12/16/2039	207,446	0.0
1,341,562 (8)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	101,587	0.0
1,079,895 (8)	Ginnie Mae Series 2010-143 PI, 4.000%, 11/16/2037	11,781	0.0
2,132,422 (8)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	229,914	0.0
830,411 (8)	Ginnie Mae Series 2010-4 SL, 6.248%, (-1.000*US0001M + 6.400)%, 01/16/2040	188,648	0.0
182,643 (8)	Ginnie Mae Series 2010-98 QS, 6.444%, (-1.000*US0001M + 6.600)%, 01/20/2040	16,372	0.0
2,257,785 (8)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650)%, 11/20/2037	51,655	0.0
2,750,000 (8)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	256,392	0.0
675,035	Ginnie Mae Series 2011-159 CI, 5.000%, 06/16/2040	12,159	0.0
6,676,663 (8)	Ginnie Mae Series 2011-25 AS, 5.904%, (-1.000*US0001M + 6.060)%, 02/20/2041	1,400,141	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,629,049 (8)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	$253,369	0.0
38,401 (8)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	2,626	0.0
3,348,276 (8)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	424,378	0.0
3,098,655 (8)	Ginnie Mae Series 2013-103 DS, 5.994%, (-1.000*US0001M + 6.150)%, 07/20/2043	618,815	0.0
128,183 (8)	Ginnie Mae Series 2013-134 DS, 5.944%, (-1.000*US0001M + 6.100)%, 09/20/2043	25,223	0.0
298,444 (8)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	45,160	0.0
1,586,501 (8)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	143,368	0.0
4,405,714 (8)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	507,624	0.0
4,433,841 (8)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	460,368	0.0
27,847,743 (8)	Ginnie Mae Series 2015-144 SA, 6.044%, (-1.000*US0001M + 6.200)%, 10/20/2045	6,369,015	0.3
4,896,169 (8)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700)%, 07/20/2034	35,596	0.0
286,929 (8)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	40,814	0.0
843,187 (8)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	88,213	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,984,217 (8)	Ginnie Mae Series 2018-153 SQ, 6.044%, (-1.000*US0001M + 6.200)%, 11/20/2048	$2,125,527	0.1
29,672,016 (8)	Ginnie Mae Series 2018-93 SJ, 6.044%, (-1.000*US0001M + 6.200)%, 07/20/2048	4,581,994	0.2
803,997 (8)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	108,733	0.0
182,724 (8)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	33,142	0.0
1,223,413 (8)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	187,821	0.0
21,166,184 (8)	Ginnie Mae Series 2019-89 SC, 5.944%, (-1.000*US0001M + 6.100)%, 07/20/2049	4,579,911	0.2
1,296,586 (1)(6)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,322,807	0.1
2,059,284 (1)(6)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,149,260	0.1
1,700,000 (1)(6)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,785,777	0.1
3,731,978 (1)(6)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.667%, 05/01/2050	3,644,699	0.1
482,708 (1),(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	497,992	0.0
1,783,631 (1)(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.315%, 08/25/2049	1,905,182	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,892 (1),(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$775,409	0.0
3,926,347 (1)(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.486%, 11/25/2049	4,291,249	0.2
3,914,985 (1)(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.486%, 11/25/2049	4,133,858	0.2
490,655 (1),(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	541,349	0.0
490,655 (1),(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.096%, 03/25/2050	522,383	0.0
1,062,947 (1)(6)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	1,067,921	0.0
475,327	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.306%, (US0001M + 0.150)%, 01/25/2047	428,546	0.0
554,226	HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190)%, 09/19/2037	517,270	0.0
2,363	HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860)%, 08/25/2029	2,277	0.0
11,483	HomeBanc Mortgage Trust 2005-3 A2, 0.458%, (US0001M + 0.310)%, 07/25/2035	11,532	0.0
1,684,807 (1)(6)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,704,349	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
79,841	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210)%, 04/25/2046	$72,912	0.0
803,693 (1),(6)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	829,965	0.0
1,103,018 (1)(6)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.625%, 08/25/2049	1,221,791	0.1
2,672,510 (1)(6)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.625%, 08/25/2049	2,777,142	0.1
1,986,657 (1)(6)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	2,045,511	0.1
2,335,677 (1)(6)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.897%, 06/25/2049	2,558,042	0.1
1,849,077 (1)(6)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.897%, 06/25/2049	1,954,536	0.1
2,053,030 (6)	JP Morgan Mortgage Trust 2005-A4 B1, 3.254%, 07/25/2035	1,994,923	0.1
87,712	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	65,685	0.0
201,816	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	157,231	0.0
483,117	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	299,530	0.0
784,352 (1),(6)	JP Morgan Mortgage Trust 2014-5 B3, 2.946%, 10/25/2029	791,496	0.0
621,179 (1),(6)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	636,931	0.0
2,095,000 (1)(6)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	2,034,612	0.1
1,507,156 (1)(6)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,555,499	0.1
919,009 (1),(6)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	914,267	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,298,486 (1)(6)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	$2,368,306	0.1
1,492,592 (1),(6)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	1,556,510	0.1
1,105,624 (1),(6)	JP Morgan Mortgage Trust 2017-3 B2, 3.803%, 08/25/2047	1,135,127	0.0
500,000 (1),(6)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	516,438	0.0
1,932,820 (1),(6)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	1,882,151	0.1
566,204 (1),(6)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	575,138	0.0
1,591,977 (1),(6)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	1,613,104	0.1
2,326,226 (1),(6)	JP Morgan Mortgage Trust 2018-1 B2, 3.719%, 06/25/2048	2,379,136	0.1
3,787,476 (1),(6)	JP Morgan Mortgage Trust 2018-3 B1, 3.751%, 09/25/2048	3,874,114	0.2
2,367,173 (1),(6)	JP Morgan Mortgage Trust 2018-3 B3, 3.751%, 09/25/2048	2,385,627	0.1
475,126 (1),(6)	JP Morgan Mortgage Trust 2018-4 B1, 3.752%, 10/25/2048	491,318	0.0
475,126 (1),(6)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	489,361	0.0
1,913,184 (1),(6)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	2,010,508	0.1
578,245 (1),(6)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	602,852	0.0
1,895,310 (1),(6)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	2,022,014	0.1
1,489,314 (1),(6)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	1,538,562	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,244,721 (1),(6)	JP Morgan Mortgage Trust 2018-8 B1, 4.184%, 01/25/2049	$8,547,483	0.3
3,842,350 (1),(6)	JP Morgan Mortgage Trust 2018-8 B2, 4.184%, 01/25/2049	3,965,590	0.2
974,325 (1),(6)	JP Morgan Mortgage Trust 2018-9 B2, 4.442%, 02/25/2049	1,052,075	0.0
1,921,745 (1),(6)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	2,015,575	0.1
1,513,126 (1),(6)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.776%, 04/25/2049	1,656,432	0.1
1,566,913 (1),(6)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,619,784	0.1
1,037,480 (1),(6)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	1,068,439	0.0
4,008,502 (1)(6)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	4,179,768	0.2
2,929,276 (1)(6)	JP Morgan Mortgage Trust 2019-5 B1, 4.492%, 11/25/2049	3,243,325	0.1
4,882,126 (1)(6)	JP Morgan Mortgage Trust 2019-5 B2, 4.492%, 11/25/2049	5,320,116	0.2
950,170 (1)(6)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	976,824	0.0
2,939,296 (1)(6)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	3,167,997	0.1
6,368,474 (1)(6)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	6,851,771	0.3
1,761,591 (1)(6)	JP Morgan Mortgage Trust 2019-7 B2A, 3.182%, 02/25/2050	1,707,915	0.1
978,662 (1)(6)	JP Morgan Mortgage Trust 2019-7 B3A, 3.432%, 12/31/2049	947,002	0.0
2,999,199 (1)(6)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,129,622	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,143,081 (1)(6)	JP Morgan Mortgage Trust 2019-8 B2A, 3.190%, 03/25/2050	$3,268,856	0.1
982,213 (1)(6)	JP Morgan Mortgage Trust 2019-8 B3A, 3.440%, 03/25/2050	1,001,026	0.0
3,912,218 (1)(6)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.094%, 10/25/2049	4,104,416	0.2
1,304,228 (1)(6)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,340,645	0.1
4,148,753 (1)(6)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.513%, 05/25/2050	4,167,789	0.2
3,433,519 (1)(6)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,537,020	0.1
1,932,410 (1)(6)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.797%, 12/25/2049	2,077,478	0.1
1,958,855 (1)(6)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	2,040,629	0.1
2,750,764 (1)(6)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.552%, 12/31/2049	2,918,104	0.1
6,402,853 (1)(6)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.552%, 12/31/2049	6,566,825	0.3
1,673,706 (1)(6)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,721,867	0.1
3,095,143 (1)(6)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	3,307,969	0.1
4,975,201 (1)(6)	JP Morgan Mortgage Trust 2020-4 B1, 3.745%, 11/25/2050	5,415,565	0.2
3,019,817 (1)(6)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	3,140,231	0.1
4,900,000 (1)(6)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	5,040,415	0.2
3,000,000 (1),(6)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	3,069,844	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(6)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	$2,188,953	0.1
1,091,835 (1)(6)	JP Morgan Trust 2015-3 B3, 3.670%, 05/25/2045	1,113,850	0.0
1,918,224 (1)(6)	JP Morgan Trust 2015-3 B4, 3.670%, 05/25/2045	1,869,071	0.1
5,503,234,817 (1)(8)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,629,383	0.1
74,310	Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360)%, 11/25/2035	63,701	0.0
469,652 (1)(6)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.461%, 10/25/2048	489,752	0.0
1,080,933 (1)(6)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.461%, 10/25/2048	1,164,791	0.1
655,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800)%, 09/25/2035	640,424	0.0
1,216,684	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.298%, (US0001M + 0.150)%, 08/25/2036	511,526	0.0
410,954 (1)(6)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	439,945	0.0
1,400,000 (1)(6)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	1,455,165	0.1
823,872 (1)(6)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	834,816	0.0
1,446,267 (1)(6)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/ 2059	1,503,945	0.1
644,677 (1)(6)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/ 2059	674,893	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,012,960 (1)(6)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	$1,037,300	0.0
2,012,637 (1)(6)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	2,077,677	0.1
1,168,916 (1)(6)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,207,609	0.1
1,000,000 (1)(6)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,050,925	0.0
3,777,735 (1)(6)	RCKT Mortgage Trust 2019-1 B1A, 3.925%, 09/25/2049	3,840,355	0.2
2,452,782 (1)(6)	RCKT Mortgage Trust 2019-1 B2A, 3.925%, 09/25/2049	2,350,703	0.1
3,118,778 (1)(6)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,172,707	0.1
1,633,923 (1)(6)	RCKT Mortgage Trust 2020-1 B2A, 3.533%, 02/25/2050	1,705,065	0.1
2,098,770 (6)	Sequoia Mortgage Trust 2013-3 B3, 3.514%, 03/25/2043	2,108,044	0.1
398,274 (1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	408,539	0.0
2,299,792 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	2,328,338	0.1
1,311,063 (1)(6)	Sequoia Mortgage Trust 2015-1 B1, 3.870%, 01/25/2045	1,354,925	0.1
1,575,022 (1)(6)	Sequoia Mortgage Trust 2017-1 B2, 3.609%, 02/25/2047	1,650,706	0.1
1,188,872 (1)(6)	Sequoia Mortgage Trust 2018-6 B1, 4.179%, 07/25/2048	1,236,951	0.0
759,653 (1)(6)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.478%, 02/25/2048	816,450	0.0
569,740 (1)(6)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.478%, 02/25/2048	600,919	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,400,000 (1)(6)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	$3,491,095	0.1
829,284 (1)(6)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	860,051	0.0
1,749,898 (1)(6)	Sequoia Mortgage Trust 2019-2 B2, 4.237%, 06/25/2049	1,765,161	0.1
1,652,252 (1)(6)	Sequoia Mortgage Trust 2019-2 B3, 4.237%, 06/25/2049	1,623,923	0.1
3,252,262 (1)(6)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	3,336,211	0.1
4,433,148 (1)(6)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	4,613,560	0.2
1,588,870 (1)(6)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,616,508	0.1
2,135,477 (1)(6)	Sequoia Mortgage Trust 2019-5 B2, 3.770%, 12/25/2049	2,276,921	0.1
2,136,458 (1)(6)	Sequoia Mortgage Trust 2019-5 B3, 3.770%, 12/25/2049	2,138,586	0.1
2,631,150 (1)(6)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.034%, 03/25/2049	2,814,779	0.1
973,419 (1)(6)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.034%, 03/25/2049	1,043,949	0.0
2,197,972 (1)(6)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,269,538	0.1
600,000 (1)(6)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	624,733	0.0
1,964,695 (1)(6)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	2,071,408	0.1
707,778 (1)(6)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	728,802	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,184,999 (1)(6)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	$3,259,906	0.1
1,729,448 (1)(6)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	1,772,155	0.1
1,487,499 (1)(6)	Sequoia Mortgage Trust 2020-2 B3, 3.663%, 03/25/2050	1,462,837	0.1
2,361,773 (1)(6)	Shellpoint Co-Originator Trust 2017-2 B2, 3.708%, 10/25/2047	2,338,812	0.1
3,130,961 (1)(6)	Shellpoint Co-Originator Trust 2017-2 B3, 3.708%, 10/25/2047	3,126,238	0.1
2,716,165 (1)(6)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,755,944	0.1
2,100,000 (1)(6)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,189,814	0.1
3,000,000 (1)(6)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	3,029,177	0.1
2,365,165 (1)(6)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	2,396,039	0.1
2,951,756 (1)(7)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	3,006,140	0.1
3,179,568 (1)(6)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	3,256,459	0.2
112,405 (6)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	106,811	0.0
229,849 (6)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	229,824	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,422,225 (6)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.869%, 07/25/2034	$1,427,888	0.1
114,728,739 (6)(8)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 2.225%, 01/25/2045	3,614,644	0.2
256,551 (6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.017%, 09/25/2035	272,057	0.0
39,106,852 (6)(8)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 2.317%, 01/25/2045	2,330,381	0.1
18,270 (6)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	17,747	0.0
116,107 (6)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.231%, 11/25/2036	113,873	0.0
446,210 (6)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.231%, 11/25/2036	437,624	0.0
64,261 (6)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.546%, 12/25/2036	60,201	0.0
61,468 (6)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	58,402	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,093 (6)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	$111,062	0.0
538,442 (6)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.233%, 03/25/2037	492,612	0.0
11,485 (6)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	10,422	0.0
66,930 (6)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.073%, 07/25/2037	63,886	0.0
657,586	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900)%, 11/25/2035	552,388	0.0
697,333	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	679,130	0.0
670,216	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	640,640	0.0
827,138	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	818,915	0.1
160,590	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	162,556	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
815,469	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.748%, (US0001M + 0.600)%, 07/25/2036	$423,719	0.0
2,101,528	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.959%, (12MTA + 0.940)%, 07/25/2046	1,456,376	0.1
899,098	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960)%, 08/25/2046	599,337	0.0
38,292	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430)%, 06/25/2037	30,714	0.0
1,000,651 (6)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.936%, 09/25/2036	933,996	0.0
175,237 (6)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.930%, 12/28/2037	163,531	0.0
3,209,222 (1)(6)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.688%, 07/25/2047	3,418,747	0.1
1,427,065 (1)(6)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	1,425,529	0.1
1,576,656 (1)(6)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.569%, 09/25/2049	1,549,144	0.1
1,982,454 (1)(6)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.441%, 12/25/2049	1,969,350	0.1
3,567,994 (1)(6)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.302%, 12/25/2049	3,673,818	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,993,954 (1)(6)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.288%, 07/25/2050	$3,129,503	0.1
709,555 (1)(6)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	734,778	0.0
2,805,601	Other Securities	2,263,941	0.1
	Total Collateralized Mortgage Obligations (Cost $730,528,492)	750,876,090	30.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.5%
3,799,000 (1)(6)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.269%, 02/27/2048	3,740,990	0.1
1,000,000 (1)(6)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.127%, 11/26/2047	908,422	0.0
3,670,000 (1)(6)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	3,586,439	0.1
6,700,000 (1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,937,292	0.2
5,320,000 (1)(6)	BANK 2017-BNK4 XE, 1.627%, 05/15/2050	427,026	0.0
4,380,000 (1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,493,420	0.1
1,600,000 (1)(6)	BANK 2017-BNK6 E, 2.786%, 07/15/2060	885,120	0.0
16,600,000 (1)(6)(8)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,298,415	0.1
51,052,644 (6)(8)	BANK 2019-BN17 XA, 1.187%, 04/15/2052	3,793,278	0.2
10,251,702 (6)(8)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	662,497	0.0
29,329,650 (6)(8)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	2,082,038	0.1
58,600,935 (6)(8)	BANK 2019-BNK22 XA, 0.718%, 11/15/2062	2,800,152	0.1
4,590,000 (1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	3,702,225	0.1
104,225,534 (6)(8)	Benchmark 2018-B7 XA Mortgage Trust, 0.600%, 05/15/2053	2,880,450	0.1
53,188,601 (6)(8)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.392%, 03/15/2062	4,367,928	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,285,000 (1)(6)(8)	BENCHMARK 2019-B10 XB Mortgage Trust, 1.062%, 03/15/2062	$2,984,074	0.1
43,837,427 (6)(8)	Benchmark 2019-B12 XA Mortgage Trust, 1.204%, 08/15/2052	2,990,331	0.1
3,090,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,694,837	0.1
7,330,000 (1)(6)(8)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	1,054,039	0.1
2,440,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	2,460,208	0.1
1,330,000 (1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771)%, 08/15/2036	1,229,202	0.0
75,911,489 (6)(8)	BMARK 2018-B4 XA, 0.687%, 07/15/2051	2,229,695	0.1
692,987 (1)	BX Commercial Mortgage Trust 2019-XL E, 1.952%, (US0001M + 1.800)%, 10/15/2036	690,843	0.0
8,182,947 (1)	BX Commercial Mortgage Trust 2019-XL G, 2.452%, (US0001M + 2.300)%, 10/15/2036	8,081,497	0.3
9,535,697 (1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650)%, 10/15/2036	9,341,723	0.4
8,227,470 (1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500)%, 12/15/2029	8,148,055	0.3
1,650,000 (1)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900)%, 08/15/2036	1,558,001	0.1
3,710,000 (1)(6)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,455,701	0.1
2,300,000 (1)	BXMT 2017-FL1 B Ltd., 1.651%, (US0001M + 1.500)%, 06/15/2035	2,288,566	0.1
2,210,000 (1)	BXMT 2020-FL2 B Ltd., 1.551%, (US0001M + 1.400)%, 02/16/2037	2,161,829	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,990,000 (1)(6)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	$5,147,846	0.2
92,226,917 (6)(8)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.302%, 05/15/2052	6,873,211	0.3
40,535,744 (6)(8)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.376%, 11/15/2052	3,382,477	0.1
8,061,465 (6)(8)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	496,117	0.0
14,660,000 (1)(6)(8)	CD 2016-CD1 Mortgage Trust XB, 0.810%, 08/10/2049	556,161	0.0
2,140,256 (1)(6)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	2,008,919	0.1
5,060,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB E, 2.152%, (US0001M + 2.000)%, 11/15/2036	4,993,183	0.2
4,640,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.702%, (US0001M + 2.550)%, 11/15/2036	4,556,108	0.2
1,000,000 (1)(6)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.261%, 11/10/2046	837,723	0.0
4,126,000 (1)(6)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,984,273	0.1
6,030,000 (1)(6)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,340,220	0.1
2,130,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,282,192	0.1
12,040,000 (1)(6)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.879%, 07/10/2049	7,458,774	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,790,000 (1)(6)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.879%, 07/10/2049	$3,044,777	0.1
3,080,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,209,359	0.1
27,475,542 (6)(8)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	1,396,098	0.1
33,991,688 (6)(8)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.006%, 12/15/2072	2,244,988	0.1
40,906,626 (6)(8)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	2,960,106	0.1
3,000,000 (6)	COMM 2012-CCRE2 C Mortgage Trust, 4.992%, 08/15/2045	2,923,872	0.1
10,851,295 (6)(8)	COMM 2012-CR3 XA, 2.008%, 10/15/2045	290,120	0.0
853,638 (6)(8)	COMM 2012-CR4 XA, 1.843%, 10/15/2045	21,347	0.0
6,807,054 (1)(6)(8)	COMM 2012-LTRT XA, 1.038%, 10/05/2030	86,780	0.0
1,670,000 (1)(6)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,424,802	0.1
3,460,000 (1)(6)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	2,833,241	0.1
8,380,000 (1)(6)	COMM 2013-GAM F, 3.531%, 02/10/2028	5,916,484	0.2
2,200,000 (1)(6)	COMM 2013-LC6 D Mortgage Trust, 4.462%, 01/10/2046	1,683,469	0.1
11,060,000 (1)(6)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	9,119,696	0.4
10,995,494 (6)(8)	COMM 2016-COR1 XA, 1.567%, 10/10/2049	626,633	0.0
2,660,601 (6)(8)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	71,327	0.0
21,363,753 (6)(8)	COMM 2017-COR2 XA, 1.318%, 09/10/2050	1,349,140	0.1
3,500,000 (6)(8)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	2,856,318	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,840,000 (1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.802%, (US0001M + 2.650)%, 05/15/2036	$3,782,953	0.2
2,760,000 (1)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750)%, 08/15/2035	2,510,564	0.1
4,800,000 (1)(6)	DBJPM 16-C3 F Mortgage Trust, 4.382%, 08/10/2049	2,554,318	0.1
2,314,968 (1)(6)	DBUBS 2011-LC1A F Mortgage Trust, 5.790%, 11/10/2046	2,242,724	0.1
6,080,000 (1)(6)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	4,669,938	0.2
4,500,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650)%, 07/10/2044	3,222,799	0.1
8,095,000 (1)(6)	DBUBS 2011-LC2A D, 5.670%, 07/10/2044	7,476,696	0.3
2,300,000 (1)(6)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	2,338,904	0.1
5,000,000 (1)	DBWF 2018-GLKS D Mortgage Trust, 2.556%, (US0001M + 2.400)%, 11/19/2035	4,608,925	0.2
4,160,000 (1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.851%, (US0001M + 2.700)%, 04/15/2036	3,866,232	0.2
1,570,000 (1)(6)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,438,599	0.1
20,181,898 (6)(8)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	2,588,419	0.1
8,937,711 (6)(8)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.097%, 02/25/2041	80,313	0.0
620,717 (1)(8)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	505	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
203,197,429 (1)(8)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	$3,556	0.0
2,000,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.252%, (US0001M + 2.100)%, 07/15/2035	1,711,855	0.1
4,230,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.352%, (US0001M + 2.200)%, 10/15/2036	3,892,489	0.2
3,080,000 (6)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	3,008,770	0.1
15,518,000 (1)(6)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	10,627,835	0.4
1,330,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	638,709	0.0
15,400,040 (6)(8)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	1,033,170	0.0
4,830,000 (1)(6)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	4,563,904	0.2
3,710,000 (1)(6)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	3,361,436	0.1
41,064,936 (6)(8)	GS Mortgage Securities Trust 2019-GC40 XA, 1.230%, 07/10/2052	2,969,783	0.1
84,749,476 (6)(8)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.959%, 11/10/2052	5,368,464	0.2
4,460,000 (1)(6)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	4,028,104	0.2
2,670,000 (1)(6)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/ 2041	2,374,368	0.1
180,000 (1)(6)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/ 2034	169,284	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,910,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	$5,650,059	0.2
5,440,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.312%, (US0001M + 2.160)%, 07/15/2036	5,131,189	0.2
1,800,000 (1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 2.752%, (US0001M + 2.600)%, 09/15/2029	1,609,078	0.1
6,150,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	5,762,820	0.2
5,000,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,592,263	0.2
2,845,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.605%, 08/15/2046	2,383,266	0.1
5,147,013 (6)(8)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	59,947	0.0
2,000,000 (6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.248%, 12/15/2047	1,854,518	0.1
5,500,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,344,503	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,630,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	$3,023,422	0.1
7,470,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,184,745	0.2
23,710,094 (6)(8)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.091%, 07/15/2047	433,022	0.0
3,810,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	3,455,590	0.1
3,640,000 (1)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	2,864,915	0.1
1,000,000 (1)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	922,740	0.0
2,549,000 (1)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	2,259,264	0.1
9,560,000 (1)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	7,106,439	0.3
2,200,000 (1)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,534,296	0.1
1,405,000 (6)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.813%, 08/15/2047	1,362,497	0.1
49,630,652 (6)(8)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.305%, 02/15/2048	2,070,735	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
50,227,443 (6)(8)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.110%, 10/15/2048	$1,670,093	0.1
3,760,000 (1)(6)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.178%, 12/27/2046	3,734,355	0.1
21,354,652 (6)(8)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 1.037%, 10/15/2050	996,190	0.0
12,715,462 (1)(6)(8)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.146%, 03/10/2050	410,770	0.0
6,737,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	4,055,557	0.2
11,232,518 (6)(8)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.125%, 11/15/2046	264,182	0.0
13,797,906 (6)(8)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	434,628	0.0
5,649,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	3,890,962	0.2
1,000,000 (6)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	1,016,047	0.0
5,390,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,743,050	0.2
2,860,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	2,337,156	0.1
15,635,547 (6)(8)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.947%, 11/15/2052	674,350	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,970,000 (1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	$3,636,197	0.1
4,268,000 (1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	1,493,501	0.1
4,220,000 (1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	843,831	0.0
4,841,000 (1)(6)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,754,681	0.2
25,660,000 (1)(6)(8)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.955%, 10/15/2051	3,153,835	0.1
910,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	746,840	0.0
38,343,062 (6)(8)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	1,757,316	0.1
2,370,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,348,518	0.1
4,450,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,255,037	0.2
13,000,000 (1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	11,988,668	0.5
790,000 (1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	724,437	0.0
10,151,000 (1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	8,832,384	0.4
4,470,000 (1)(6)	Ready Capital Mortgage Trust 2019-5 D, 5.458%, 02/25/2052	4,114,212	0.2
5,310,000 (1)(6)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	3,768,836	0.2
3,411,000 (1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.652%, (US0001M + 6.500)%, 01/15/2035	3,307,764	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(6)	UBS Commercial Mortgage Trust 2017-C5, 4.459%, 11/15/2050	$888,943	0.0
26,287,234 (6)(8)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.726%, 04/15/2052	2,649,304	0.1
1,900,000 (1)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	1,012,350	0.0
3,240,000 (1)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	1,451,393	0.1
1,616,500 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	1,603,948	0.1
3,448,000 (1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	3,411,271	0.1
6,535,000 (1)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	6,585,234	0.3
8,329,649 (1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	5,078,007	0.2
10,940,000 (1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	9,745,787	0.4
78,780,000 (6)(8)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	2,305,576	0.1
20,643,332 (6)(8)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.102%, 10/15/2050	978,467	0.0
2,152,078 (1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 2.309%, (US0001M + 2.157)%, 12/15/2036	2,118,743	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,430,000 (1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	$6,067,337	0.3
39,777,362 (6)(8)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.765%, 08/15/2052	4,361,536	0.2
364,419 (1)(6)(8)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	8,482	0.0
2,840,567 (1)(6)(8)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.043%, 11/15/2045	85,422	0.0
9,230,000 (1)(6)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.398%, 03/15/2045	6,867,393	0.3
960,000 (1)(6)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	634,331	0.0
10,350,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	8,016,285	0.3
5,950,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	4,430,123	0.2
4,548,998 (1)(6)(8)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.335%, 03/15/2048	102,356	0.0
9,000,000 (1)(6)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.207%, 12/15/2046	8,474,854	0.3
760,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	569,550	0.0
3,000,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,075,355	0.1
41,534,763 (6)(8)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.000%, 03/15/2046	667,613	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,735,000 (1)(6)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	$7,117,387	0.3
1,500,000 (1)(6)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,089,432	0.0
1,479,445	Other Securities	1,194,398	0.0
	Total Commercial Mortgage-Backed Securities
	(Cost $548,951,436)	490,193,252	19.5
ASSET-BACKED SECURITIES: 13.4%
	Automobile Asset-Backed Securities: 1.5%
1,075,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,142,997	0.0
2,000,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	2,088,105	0.1
2,800,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	2,890,841	0.1
2,450,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,497,383	0.1
4,400,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,438,493	0.2
2,500,000 (1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,572,885	0.1
1,000,000	Santander Drive Auto Receivables Trust 2018-2 D, 3.880%, 02/15/2024	1,035,807	0.0
4,450,000	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,600,542	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
2,250,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	$2,298,913	0.1
6,000,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,178,401	0.3
850,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	872,148	0.0
3,800,000 (1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,906,938	0.2
3,000,000	Other Securities	3,071,939	0.1
		37,595,392	1.5
	Home Equity Asset-Backed Securities: 0.4%
2,586,195 (1)(6)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,559,331	0.1
431,277	GSAA Home Equity Trust 2006-3 A3, 0.448%, (US0001M + 0.300)%, 03/25/2036	297,508	0.0
1,020,685	GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080)%, 02/25/2037	435,264	0.0
1,093,787 (6)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	741,986	0.0
597,322	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230)%, 02/25/2037	543,198	0.0
7,656,535	Other Securities	6,595,420	0.3
		11,172,707	0.4
	Other Asset-Backed Securities: 10.3%
2,598,174 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,392,027	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,187,722 (1)(6)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	$3,246,621	0.1
3,089,000 (1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,136,223	0.1
4,234,000 (1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	4,364,099	0.2
2,500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR, 2.618%, (US0003M + 2.350)%, 04/14/2029	2,466,220	0.1
2,000,000 (1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.168%, (US0003M + 1.900)%, 04/30/2031	1,905,716	0.1
4,750,000 (1)	Apidos CLO XI 2012-11A CRR, 2.773%, (US0003M + 2.500)%, 10/17/2030	4,637,886	0.2
9,000,000 (1)	Apidos CLO XXII 2015-22A BR, 2.222%, (US0003M + 1.950)%, 04/20/2031	8,837,118	0.4
5,000,000 (1)	Apidos CLO XXXIII 2020-33A B, 2.473%, (US0003M + 2.200)%, 07/24/2031	5,016,250	0.2
1,650,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,538,003	0.1
750,000 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	654,378	0.0
1,868,704 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,913,779	0.1
1,100,000 (1)	Ares XLII Clo Ltd. 2017-42A C, 2.458%, (US0003M + 2.200)%, 01/22/2028	1,081,098	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
750,000 (1)	Atrium CDO Corp. 12A CR, 1.908%,(US0003M + 1.650)%, 04/22/2027	$728,452	0.0
2,500,000 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,500,205	0.1
2,000,000 (1)	Babson CLO Ltd. 2018-3A C, 2.172%, (US0003M + 1.900)%, 07/20/2029	1,954,742	0.1
6,000,000 (1)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800)%, 01/15/2033	6,008,460	0.2
2,000,000 (1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.422%, (US0003M + 2.150)%, 04/20/2031	1,902,838	0.1
500,000 (1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 2.672%, (US0003M + 2.400)%, 07/18/2027	473,483	0.0
1,000,000 (1)	BlueMountain CLO 2013-2A CR, 2.208%, (US0003M + 1.950)%, 10/22/2030	947,187	0.0
1,000,000 (1)	BlueMountain CLO 2015-4 CR Ltd., 2.172%, (US0003M + 1.900)%, 04/20/2030	945,718	0.0
3,750,000 (1)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.725%, (US0003M + 2.450)%, 07/15/2032	3,657,847	0.2
250,000 (1)	Bowman Park CLO Ltd. 2014-1A E, 5.656%, (US0003M + 5.400)%, 11/23/2025	232,207	0.0
4,000,000 (1)	Bristol Park CLO Ltd. 2016-1A CR, 2.225%, (US0003M + 1.950)%, 04/15/2029	3,953,492	0.2
750,000 (1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.375%, (US0003M + 2.100)%, 10/15/2031	732,850	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,500,000 (1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 3.097%, (US0003M + 2.850)%, 07/28/2028	$1,401,246	0.0
1,500,000 (1)	Carlyle US CLO 2016-4A BR Ltd., 2.372%, (US0003M + 2.100)%, 10/20/2027	1,458,246	0.1
1,000,000 (1)	Cent CLO C17A BR Ltd., 2.118%, (US0003M + 1.850)%, 04/30/2031	968,024	0.0
1,500,000 (1)	CIFC Funding 2013-IA BR Ltd., 2.671%, (US0003M + 2.400)%, 07/16/2030	1,473,862	0.1
2,000,000 (1)	Cifc Funding 2014-4RA B Ltd., 2.473%, (US0003M + 2.200)%, 10/17/2030	1,957,636	0.1
6,250,000 (1)	CIFC Funding 2017-2A C, 2.622%, (US0003M + 2.350)%, 04/20/2030	6,146,969	0.2
1,100,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705)%, 09/25/2035	1,067,502	0.0
1,750,000 (1)	Cumberland Park CLO Ltd. 2015-2A CR, 2.072%, (US0003M + 1.800)%, 07/20/2028	1,736,595	0.1
841,500 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	919,905	0.1
445,500 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	475,067	0.0
576,000 (1)	Domino’s Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	611,994	0.0
1,069,750 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,158,002	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,063,375 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	$3,085,170	0.1
2,312,800 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,456,836	0.1
3,523,375 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,757,990	0.2
2,167,000 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,294,810	0.1
1,221,875 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,290,513	0.0
2,750,000 (1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.880%, (US0003M + 2.600)%, 11/15/2028	2,471,142	0.1
1,750,000 (1)	Dryden 55 CLO Ltd. 2018-55A C, 2.175%, (US0003M + 1.900)%, 04/15/2031	1,704,059	0.1
1,150,000 (1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.275%, (US0003M + 3.000)%, 10/15/2027	1,098,465	0.0
3,061,863 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,089,720	0.1
750,000 (1)	Galaxy XXII CLO Ltd. 2016-22A DR, 3.371%, (US0003M + 3.100)%, 07/16/2028	716,167	0.0
930,394 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,005,519	0.1
3,383,260 (1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,263,188	0.1
1,000,000 (1)	Invitation Homes 2018-SFR1 D Trust, 1.601%, (US0001M + 1.450)%, 03/17/2037	1,001,817	0.0
4,500,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000)%, 10/20/2027	4,465,701	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,750,000 (1)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	$4,013,022	0.2
1,000,000 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,109,656	0.0
1,350,000 (1)	LCM XVIII L.P. 18A CR, 2.122%, (US0003M + 1.850)%, 04/20/2031	1,278,931	0.1
1,000,000 (1)	LCM XX L.P. 20A-CR, 2.222%, (US0003M + 1.950)%, 10/20/2027	968,409	0.0
915,223 (1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,017,461	0.0
1,000,000 (1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.172%, (US0003M + 1.900)%, 04/19/2030	971,623	0.1
2,500,000 (1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.108%, (US0003M + 1.850)%, 01/22/2028	2,476,557	0.1
6,000,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850)%, 10/15/2032	5,933,010	0.2
1,000,000 (1)	Magnetite VIII Ltd. 2014-8A CR2, 2.125%, (US0003M + 1.850)%, 04/15/2031	974,447	0.0
802,135 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	804,554	0.0
1,700,000 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,715,095	0.1
1,700,000 (1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,707,300	0.1
2,000,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,010,267	0.1
4,050,000 (1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,010,842	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,950,000 (1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	$1,965,499	0.1
1,600,000 (1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,609,962	0.1
2,475,259 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,605,774	0.1
903,843 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	957,328	0.0
2,207,553 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,261,759	0.1
2,041,623 (1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	2,193,173	0.1
825,595 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	875,971	0.0
1,629,143 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,721,417	0.1
3,500,000 (1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.222%, (US0003M + 1.950)%, 04/19/2030	3,433,790	0.1
2,300,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450)%, 10/16/2032	2,299,984	0.1
700,000 (1)	Ocean Trails CLO IV 2013-4A DR, 3.254%, (US0003M + 3.000)%, 08/13/2025	657,135	0.0
2,450,000 (1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.123%, (US0003M + 1.850)%, 04/17/2027	2,432,723	0.1
2,000,000 (1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 2.672%, (US0003M + 2.400)%, 07/20/2030	1,954,588	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 2.525%, (US0003M + 2.250)%, 07/15/2029	$2,176,504	0.1
600,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.122%, (US0003M + 1.850)%, 01/20/2031	574,846	0.0
3,250,000 (1)	Octagon Investment Partners 48 Ltd. 2020-3A B, 3.951%, (US0003M + 1.850)%, 10/20/2031	3,251,605	0.1
1,000,000 (1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 2.125%, (US0003M + 1.850)%, 07/15/2027	975,309	0.1
1,500,000 (1)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.722%, (US0003M + 2.450)%, 07/20/2032	1,486,987	0.1
1,500,000 (1)	Palmer Square Loan Funding 2018-1A D Ltd., 4.225%, (US0003M + 3.950)%, 04/15/2026	1,383,966	0.1
1,000,000 (1)	Palmer Square Loan Funding 2018-1A E Ltd., 6.175%, (US0003M + 5.900)%, 04/15/2026	893,839	0.0
1,500,000 (1)(10)	Palmer Square Loan Funding 2018-2A C Ltd., 2.225%, (US0003M + 1.950)%, 07/15/2026	1,428,459	0.1
3,000,000 (1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.530%, (US0003M + 4.250)%, 11/15/2026	2,686,740	0.1
2,431,625 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,531,180	0.1
3,000,000 (1)	Shackleton CLO Ltd. 2019-15A C, 3.075%, (US0003M + 2.800)%, 01/15/2030	2,984,646	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
770,000 (1)(6)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	$778,308	0.0
1,985,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,013,543	0.1
2,050,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,087,435	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,095,333	0.1
2,750,000 (1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,798,499	0.1
3,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,079,344	0.1
4,000,000 (1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,109,044	0.2
2,000,000 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,976,791	0.1
600,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	591,940	0.0
2,100,000 (1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,100,694	0.1
1,200,000 (1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,189,554	0.1
1,938,625 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,061,150	0.1
5,124,240 (1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,189,146	0.2
1,913,434 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,100,372	0.1
3,784,092 (1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,979,854	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,200,000 (1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 2.535%, (US0003M + 2.260)%, 07/15/2028	$1,200,068	0.0
1,080,750 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,171,692	0.0
1,000,000 (1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.130%, (US0003M + 1.850)%, 11/18/2030	978,819	0.0
4,000,000 (1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,261,854	0.2
3,450,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,167,874	0.1
2,000,000 (1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.222%, (US0003M + 1.950)%, 07/18/2031	1,896,662	0.1
1,000,000 (1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.375%, (US0003M + 2.100)%, 07/15/2028	972,973	0.0
2,000,000 (1)(6)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,178,688	0.1
2,500,000 (1)(6)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,669,708	0.1
1,500,000 (1)	Upland CLO Ltd. 2016-1A BR, 2.122%, (US0003M + 1.850)%, 04/20/2031	1,458,092	0.1
1,795,000 (1)	Venture XX CLO Ltd. 2015-20A CR, 2.175%, (US0003M + 1.900)%, 04/15/2027	1,728,603	0.1
2,771,625 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,868,216	0.1
972,500 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,024,908	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,323,500 (1)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	$3,542,498	0.2
2,000,000 (1)	West CLO 2014-2A BR Ltd., 2.021%, (US0003M + 1.750)%, 01/16/2027	1,987,260	0.1
505,562	Other Securities	513,048	0.0
		258,409,372	10.3
	Student Loan Asset-Backed Securities: 1.2%
185,530 (1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	188,798	0.0
3,907,168 (1)	Commonbond Student Loan Trust 2019-A-GS A1, 2.540%, 01/25/2047	4,051,399	0.2
189,270 (1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	190,998	0.0
843,681 (1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	875,593	0.0
2,150,000 (1)(6)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,187,438	0.1
1,092,294 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,099,206	0.0
4,000,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,599,279	0.2
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,003,978	0.0
2,250,000 (1)(6)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,341,602	0.1
1,000,000 (1)(6)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,051,186	0.1
1,000,000 (1)(6)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,013,574	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,000,000 (1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	$1,050,902	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,071,315	0.1
2,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,095,128	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,129,342	0.1
4,400,000 (1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,391,312	0.2
		29,341,050	1.2
	Total Asset-Backed Securities (Cost $335,214,697)	336,518,521	13.4
SOVEREIGN BONDS: 3.9%
368,193 (7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	154,457	0.0
674,557 (7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	254,989	0.0
2,825,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,786,156	0.1
56,700 (1)(7)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	38,557	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
148,590 (1)(7)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	$82,841	0.0
68,100 (1)(7)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 07/31/2021), 07/31/2040	34,305	0.0
12,174 (1)(11)	Ecuador Government International Bond, 7.850%, 07/31/2030	5,707	0.0
3,200,000 (1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,137,424	0.1
7,800,000 (3)	Egypt Government International Bond, 5.875%-7.500%, 06/11/2025-02/21/2028	8,057,107	0.3
1,400,000 (1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,415,712	0.1
440,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	394,675	0.0
4,525,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,089,405	0.2
1,275,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,241,079	0.0
1,350,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,330,088	0.1
500,000 (1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	554,250	0.0
3,000,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,093,150	0.1
750,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	844,965	0.0
1,800,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,082,168	0.1
1,360,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,399,100	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
87,966,759,032 (2)	Other Securities	$67,280,606	2.7
	Total Sovereign Bonds (Cost $99,369,146)	98,276,741	3.9
BANK LOANS: 10.5%
	Aerospace & Defense: 0.2%
821,715	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500)%, 01/17/2027	815,552	0.0
1,142,236	Amentum Government Services Holdings LLC Term Loan B, 3.647%, (US0001M + 3.500)%, 02/01/2027	1,132,242	0.1
1,808,870	American Airlines, Inc. 2018 Term Loan B, 1.895%, (US0001M + 1.750)%, 06/27/2025	1,125,016	0.0
194,513	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750)%, 04/29/2023	194,490	0.0
1,005,763	KBR, Inc. 2020 Term Loan B, 2.897%, (US0001M + 2.750)%, 02/05/2027	996,962	0.0
1,169,340	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750)%, 10/04/2024	1,129,582	0.1
353,154	Science Applications International Corporation 2020 Incremental Term Loan B, 2.397%, (US0001M + 2.250)%, 03/12/2027	349,255	0.0
247,503	TransDigm, Inc. 2020 Term Loan E, 2.397%, (US0001M + 2.250)%, 05/30/2025	234,578	0.0
		5,977,677	0.2
	Auto Components: 0.1%
259,350	Broadstreet Partners, Inc. 2020 Incremental Term Loan B, 4.750%, (US0001M + 3.750)%, 01/27/2027	253,434	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Auto Components (continued)
1,012,444	Broadstreet Partners, Inc. 2020 Term Loan B, 3.397%, (US0001M + 3.250)%, 01/27/2027	$989,348	0.1
		1,242,782	0.1
	Automotive: 0.5%
2,587,774	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250)%, 04/06/2024	2,491,656	0.1
335,750	Autokiniton US Holdings, Inc. Term Loan, 5.906%, (US0001M + 5.750)%, 05/22/2025	323,579	0.0
879,094	Belron Finance US LLC 2019 USD Term Loan B, 2.768%, (US0003M + 2.500)%, 10/30/2026	872,134	0.0
1,103,438	Belron Finance US LLC USD Term Loan B, 2.742%, (US0003M + 2.500)%, 11/07/2024	1,093,783	0.1
927,366	Dealer Tire, LLC 2020 Term Loan B, 4.397%, (US0001M + 4.250)%, 12/12/2025	908,818	0.0
2,347,922	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750)%, 04/01/2024	2,318,085	0.1
1,007,848	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250)%, 09/19/2026	976,353	0.1
1,249,236	Clarios Global LP USD Term Loan B, 3.647%, (US0001M + 3.500)%, 04/30/2026	1,219,567	0.1
497,429	Truck Hero, Inc. 1st Lien Term Loan, 3.897%, (US0001M + 3.750)%, 04/22/2024	487,947	0.0
745,627	Wand NewCo 3, Inc. 2020 Term Loan, 3.809%, (US0003M + 3.000)%, 02/05/2026	721,705	0.0
		11,413,627	0.5
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Beverage & Tobacco: 0.1%
1,445,598	Sunshine Investments B.V. USD Term Loan B3, 3.515%, (US0003M + 3.250)%, 03/28/2025	$1,423,010	0.1

	Brokers, Dealers & Investment Houses: 0.1%
1,725,434	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.647%, (US0001M + 2.500)%, 08/27/2025	1,408,146	0.1
689,475	Forest City Enterprises, L.P. 2019 Term Loan B, 3.647%, (US0001M + 3.500)%, 12/08/2025	675,254	0.0
		2,083,400	0.1
	Building & Development: 0.3%
359,176	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250)%, 07/31/2026	359,775	0.0
1,621,205	Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750)%, 08/01/2024	1,592,834	0.1
1,065,223	GYP Holdings III Corp. 2018 Term Loan B, 2.897%, (US0001M + 2.750)%, 06/01/2025	1,053,572	0.0
735,335	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000)%, 10/05/2023	730,739	0.0
150,000	LEB Holdings (USA), Inc Term Loan B, 4.234%, (US0003M + 4.000)%, 09/25/2027	149,016	0.0
1,122,128	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750)%, 07/31/2025	1,110,907	0.0
1,141,753	Quikrete Holdings Inc Term Loan, 2.646%, (US0001M + 2.500)%, 02/01/2027	1,117,313	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development (continued)
390,421	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000)%, 07/24/2024	$377,732	0.0
1,243,750	Zekelman Industries, Inc. 2020 Term Loan, 2.145%, (US0003M + 2.000)%, 01/24/2027	1,207,798	0.1
		7,699,686	0.3
	Business Equipment & Services: 0.9%
191,285	24-7 Intouch Inc 2018 Term Loan, 4.897%, (US0001M + 4.750)%, 08/25/2025	178,852	0.0
2,298,788	AlixPartners, LLP 2017 Term Loan B, 2.645%, (US0001M + 2.500)%, 04/04/2024	2,247,065	0.1
154,613	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.000)%, 12/13/2026	153,968	0.0
388,545	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000)%, 07/12/2024	384,780	0.0
470,000	Asplundh Tree Expert, LLC Term Loan B, 2.655%, (US0003M + 2.500)%, 09/07/2027	470,098	0.0
465,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 3.234%, (US0003M + 3.000)%, 10/30/2026	462,675	0.0
465,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 3.251%, (US0003M + 3.000)%, 10/30/2026	463,934	0.1
264,338	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000)%, 06/29/2027	264,750	0.0
502,896	Castle US Holding Corporation USD Term Loan B, 3.970%, (US0003M + 3.750)%, 01/29/2027	485,504	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
885,574	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000)%, 02/03/2025	$850,151	0.1
1,145,597	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750)%, 02/09/2023	1,143,091	0.1
493,144	EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250)%, 12/22/2023	487,699	0.0
1,745,519	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.397%, (US0001M + 3.250)%, 10/01/2025	1,730,790	0.1
632,128	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250)%, 03/31/2025	598,941	0.0
150,069	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000)%, 11/21/2024	147,818	0.0
660,000	Milano Acquisition Corp Term Loan B, 4.241%, (US0003M + 4.000)%, 08/13/2027	654,638	0.0
284,288	Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750)%, 06/04/2025	284,288	0.0
630,542	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500)%, 01/03/2025	609,720	0.0
866,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.397%, (US0001M + 3.250)%, 05/01/2025	840,213	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
1,992,673	Red Ventures, LLC 2020 Term Loan B2, 2.647%, (US0001M + 2.500)%, 11/08/2024	$1,915,871	0.1
389,722	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.397%, (US0001M + 3.250)%, 05/30/2025	377,056	0.0
891,787	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500)%, 12/20/2024	849,427	0.0
873,332	Solera Holdings, Inc. USD Term Loan B, 2.938%, (US0002M + 2.750)%, 03/03/2023	856,645	0.1
795,500	Staples, Inc. 7 Year Term Loan, 5.251%, (US0003M + 5.000)%, 04/16/2026	738,678	0.0
362,582	SurveyMonkey Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750)%, 10/10/2025	361,223	0.0
787,128	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.253%, (US0003M + 4.000)%, 08/20/2025	709,891	0.0
857,336	Verra Mobility Corporation 2020 Term Loan B, 3.397%, (US0001M + 3.250)%, 02/28/2025	841,261	0.0
1,249,960	Verscend Holding Corp. 2018 Term Loan B, 4.647%, (US0001M + 4.500)%, 08/27/2025	1,243,189	0.1
358,200	VS Buyer, LLC Term Loan B, 3.397%, (US0001M + 3.250)%, 02/28/2027	353,275	0.0
887,821	West Corporation 2017 Term Loan, 5.000%, (US0001M + 4.000)%, 10/10/2024	812,040	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
434,328	West Corporation 2018 Term Loan B1, 4.500%, (US0001M + 3.500)%, 10/10/2024	$393,881	0.0
366,934	Yak Access, LLC 2018 1st Lien Term Loan B, 5.223%, (US0003M + 5.000)%, 07/11/2025	317,398	0.0
		22,228,810	0.9
	Cable & Satellite Television: 0.4%
2,778,548	CSC Holdings, LLC 2019 Term Loan B5, 2.652%, (US0001M + 2.500)%, 04/15/2027	2,701,444	0.1
1,224,191	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.500)%, 02/01/2024	1,218,899	0.1
307,199	Radiate Holdco, LLC 2020 Term Loan, 3.734%, (US0003M + 3.500)%, 09/11/2026	302,422	0.0
1,094,869	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750)%, 12/07/2026	1,062,023	0.0
252,500	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.741%, (US0003M + 3.500)%, 01/31/2029	245,303	0.0
252,500	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.734%, (US0003M + 3.500)%, 01/31/2029	245,304	0.0
860,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.402%, (US0001M + 2.250)%, 04/30/2028	830,545	0.1
1,899,808	Virgin Media Bristol LLC USD Term Loan N, 2.652%, (US0001M + 2.500)%, 01/31/2028	1,849,938	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cable & Satellite Television (continued)
1,237,862	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250)%, 08/18/2023	$1,222,646	0.0
		9,678,524	0.4
	Chemicals & Plastics: 0.3%
833,940	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000)%, 01/31/2024	822,473	0.0
416,022	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250)%, 08/01/2025	411,861	0.0
250,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000)%, 09/06/2024	250,625	0.0
382,691	Diamond (BC) B.V. USD Term Loan, 3.261%, (US0003M + 3.000)%, 09/06/2024	359,132	0.0
255,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000)%, 08/12/2025	254,442	0.0
1,047,377	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250)%, 11/07/2024	1,030,357	0.1
389,608	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.905%, (US0001M + 4.750)%, 10/15/2025	375,972	0.0
900,000	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000)%, 02/07/2027	898,650	0.0
1,082,220	Starfruit Finco B.V 2018 USD Term Loan B, 3.151%, (US0001M + 3.000)%, 10/01/2025	1,049,753	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Chemicals & Plastics (continued)
1,994,013	Tronox Finance LLC Term Loan B, 3.177%, (US0001M + 3.000)%, 09/23/2024	$1,969,088	0.1
250,000	Univar Inc. 2017 USD Term Loan B, 2.397%, (US0001M + 2.250)%, 07/01/2024	247,188	0.0
192,916	Univar Inc. 2019 USD Term Loan B5, 2.147%, (US0001M + 2.000)%, 07/01/2026	188,816	0.0
		7,858,357	0.3
	Consumer, Cyclical: 0.0%
721,455 (4)(6)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.734%, (US0003M + 3.500)%, 05/30/2025	60,422	0.0
400,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250)%, 06/25/2027	407,281	0.0
		467,703	0.0
	Consumer, Non-cyclical: 0.0%
247,890	Lifescan Global Corporation 2018 1st Lien Term Loan, 7.175%, (US0006M + 6.000)%, 10/01/2024	234,876	0.0
214,823	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 7.156%, (US0001M + 7.000)%, 02/28/2025	207,103	0.0
		441,979	0.0
	Containers & Glass Products: 0.5%
2,879,203	Berry Global, Inc. Term Loan Y, 2.156%, (US0001M + 2.000)%, 07/01/2026	2,797,425	0.1
1,023,479	BWAY Holding Company 2017 Term Loan B, 3.523%, (US0003M + 3.250)%, 04/03/2024	968,786	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
873,016	Charter NEX US, Inc. Incremental Term Loan, 3.397%, (US0001M + 3.250)%, 05/16/2024	$854,028	0.0
993,939	Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750)%, 05/22/2024	985,656	0.1
556,699	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000)%, 12/29/2023	544,730	0.0
1,268,888	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.546%, (US0003M + 3.250)%, 06/29/2025	1,234,787	0.1
265,000	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750)%, 08/04/2027	264,068	0.0
434,715	Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500)%, 10/14/2024	429,643	0.0
285,000	Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250)%, 08/03/2026	281,438	0.0
902,093	Reynolds Consumer Products LLC Term Loan, 1.896%, (US0001M + 1.750)%, 02/04/2027	891,592	0.0
545,000	Reynolds Group Holdings Inc. 2020 Term Loan, 3.484%, (US0003M + 3.250)%, 02/03/2026	537,506	0.0
1,964,664	Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750)%, 02/05/2023	1,948,701	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
638,189	Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.896%, (US0001M + 2.750)%, 10/31/2024	623,830	0.0
160,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250)%, 07/28/2027	160,250	0.0
1,010,558	TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0003M + 3.750)%, 11/30/2023	1,002,557	0.1
		13,524,997	0.5
	Cosmetics/Toiletries: 0.0%
373	Anastasia Parent, LLC 2018 Term Loan B, 3.970%, (US0003M + 3.750)%, 08/11/2025	164	0.0
915,699	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.256%, (US0003M + 4.000)%, 06/30/2024	900,247	0.0
		900,411	0.0
	Drugs: 0.1%
997,423	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250)%, 04/29/2024	955,923	0.0
1,038,362	Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000)%, 05/22/2026	1,031,223	0.1
		1,987,146	0.1
	Ecological Services & Equipment: 0.0%
840,466	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000)%, 05/30/2025	837,982	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: 1.4%
150,000	Allegro Microsystems, Inc. Term Loan, 4.984%, (US0003M + 4.750)%, 09/24/2027	$149,813	0.0
1,275,602	Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.250)%, 02/12/2025	1,264,121	0.1
936,994	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.397%, (US0001M + 4.250)%, 10/02/2025	912,047	0.1
390,089	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.147%, (US0001M + 4.000)%, 04/18/2025	385,823	0.0
688,991	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000)%, 01/31/2026	682,963	0.0
389,891	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750)%, 08/29/2025	351,487	0.0
426,217	Cohu, Inc. 2018 Term Loan B, 3.147%, (US0001M + 3.000)%, 10/01/2025	411,300	0.0
580,000	Cornerstone OnDemand, Inc. Term Loan B, 4.406%, (US0001M + 4.250)%, 04/22/2027	579,819	0.0
840,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250)%, 07/30/2027	838,005	0.0
155,316	Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0001M + 4.250)%, 09/27/2024	154,442	0.0
635,072	GlobalFoundries Inc USD Term Loan B, 5.000%, (US0003M + 4.750)%, 06/05/2026	635,072	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
703,238	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.646%, (US0001M + 2.500)%, 08/10/2027	$694,447	0.0
1,045,393	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 3.397%, (US0001M + 3.250)%, 12/01/2023	1,041,006	0.1
341,764	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0003M + 4.250)%, 10/24/2025	337,385	0.0
1,411,604	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250)%, 07/01/2024	1,406,310	0.1
708,430	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000)%, 01/12/2026	698,836	0.0
1,054,700	Informatica LLC, 2020 USD Term Loan B, 3.397%, (US0001M + 3.250)%, 02/25/2027	1,031,848	0.1
710,000	LogMeIn, Inc. Term Loan B, 4.906%, (US0003M + 4.750)%, 08/14/2027	687,516	0.0
153,198	MA FinanceCo., LLC USD Term Loan B3, 2.647%, (US0001M + 2.500)%, 06/21/2024	146,916	0.0
2,621,267	McAfee, LLC 2018 USD Term Loan B, 3.896%, (US0001M + 3.750)%, 09/30/2024	2,605,293	0.1
2,106,268	MH Sub I, LLC 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500)%, 09/13/2024	2,062,334	0.1
1,250,846	Project Boost Purchaser, LLC 2019 Term Loan B, 3.647%, (US0001M + 3.500)%, 06/01/2026	1,219,575	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
416,922	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250)%, 07/07/2023	$411,580	0.0
2,041,190	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.511%, (US0003M + 4.250)%, 05/16/2025	2,003,769	0.1
2,007,896	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000)%, 11/03/2023	1,975,894	0.1
485,000	Redstone Buyer LLC Term Loan, 6.000%, (US0003M + 5.000)%, 09/01/2027	483,484	0.0
486,860	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250)%, 04/24/2022	438,904	0.0
1,063,151	Rocket Software, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250)%, 11/28/2025	1,044,737	0.1
1,034,581	Seattle Spinco, Inc. USD Term Loan B3, 2.647%, (US0001M + 2.500)%, 06/21/2024	992,227	0.1
37,994	SkillSoft Corporation 2020 First Out Rolled Up Exit TL, 8.500%, (US0003M + 7.500)%, 12/27/2024	38,374	0.0
117,664	SkillSoft Corporation 2020 Take Back 2nd Out Term Loan, 8.500%, (US0003M + 7.500)%, 04/27/2025	116,488	0.0
2,473,905	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.897%, (US0001M + 2.750)%, 02/05/2024	2,434,322	0.1
382,534	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.753%, (US0003M + 3.500)%, 05/16/2025	371,058	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
208,017	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.897%, (US0001M + 1.750)%, 04/16/2025	$201,950	0.0
302,174	SS&C Technologies Inc. 2018 Term Loan B3, 1.897%, (US0001M + 1.750)%, 04/16/2025	293,360	0.0
832,012	Surf Holdings, LLC USD Term Loan, 3.750%, (US0003M + 3.500)%, 03/05/2027	815,075	0.0
535,000	Tech Data Corporation ABL Term Loan, 3.645%, (US0001M + 3.500)%, 06/30/2025	536,783	0.0
343,120	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000)%, 05/29/2026	217,023	0.0
99,455	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 8.000%, (US0003M + 7.000)%, 02/28/2025	95,881	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.655%, (US0001M + 2.500)%, 09/28/2024	582,558	0.0
105,000	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000)%, 05/04/2026	104,844	0.0
850,755	Ultimate Software Group Inc(The) Term Loan B, 3.897%, (US0001M + 3.750)%, 05/04/2026	845,239	0.1
665,000	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500)%, 09/01/2025	651,035	0.0
140,845	Web.com Group, Inc. 2018 Term Loan B, 3.901%, (US0001M + 3.750)%, 10/10/2025	136,209	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
794,938	Xperi Corporation 2020 Term Loan B, 4.147%, (US0001M + 4.000)%, 06/01/2025	$776,555	0.0
		33,863,707	1.4
	Financial: 0.0%
929,162	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000)%, 05/22/2024	915,224	0.0

	Financial Intermediaries: 0.3%
1,371,490	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000)%, 06/15/2025	1,299,772	0.1
745,368	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.406%, (US0001M + 2.250)%, 04/23/2026	715,553	0.0
687,150	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.897%, (US0001M + 2.750)%, 08/21/2025	664,531	0.0
518,700	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750)%, 04/09/2027	516,809	0.0
2,126,959	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.145%, (US0001M + 3.000)%, 07/21/2025	2,057,301	0.1
1,011,322	First Eagle Holdings, Inc. 2020 Term Loan B, 2.720%, (US0003M + 2.500)%, 02/01/2027	990,084	0.0
1,020,087	Focus Financial Partners, LLC 2020 Term Loan, 2.147%, (US0001M + 2.000)%, 07/03/2024	995,542	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial Intermediaries (continued)
639,926	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.799%, (US0003M + 2.500)%, 07/01/2026	$631,926	0.0
		7,871,518	0.3
	Food Products: 0.2%
497,468	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.651%, (US0001M + 3.500)%, 10/01/2025	494,981	0.0
202,222	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750)%, 07/07/2024	202,980	0.0
949,922	B&G Foods, Inc. 2019 Term Loan B4, 2.647%, (US0001M + 2.500)%, 10/10/2026	949,477	0.0
882,130	CHG PPC Parent LLC 2018 Term Loan B, 2.896%, (US0001M + 2.750)%, 03/31/2025	851,256	0.0
635,000	Froneri International PLC 2020 USD Term Loan, 2.397%, (US0001M + 2.250)%, 01/31/2027	613,073	0.0
1,036,300	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750)%, 02/05/2025	992,149	0.1
1,034,535	Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000)%, 07/02/2025	1,012,551	0.1
		5,116,467	0.2
	Food Service: 0.2%
993,737	1011778 B.C. Unlimited Liability Company Term Loan B4, 1.897%, (US0001M + 1.750)%, 11/19/2026	957,093	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Service (continued)
2,046,498	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0001M + 2.500)%, 10/04/2023	$1,843,895	0.1
1,150,258	Hearthside Food Solutions, LLC 2018 Term Loan B, 3.834%, (US0001M + 3.688)%, 05/23/2025	1,123,299	0.1
1,029,597	US Foods, Inc. 2019 Term Loan B, 2.750%, (US0001M + 2.000)%, 09/13/2026	989,217	0.0
1,000,000	Welbilt, Inc. 2018 Term Loan B, 2.647%, (US0001M + 2.500)%, 10/23/2025	911,875	0.0
		5,825,379	0.2
	Food/Drug Retailers: 0.1%
1,131,112	EG Finco Limited 2018 USD Term Loan, 4.220%, (US0003M + 4.000)%, 02/07/2025	1,106,134	0.1
37,458	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750)%, 10/01/2024	34,087	0.0
29,382	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000)%, 04/01/2024	29,383	0.0
221,506	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500)%, 09/06/2024	211,815	0.0
697,497	United Natural Foods, Inc. Term Loan B, 4.397%, (US0001M + 4.250)%, 10/22/2025	682,364	0.0
		2,063,783	0.1
	Forest Products: 0.1%
1,065,487	LABL, Inc. 2019 USD Term Loan, 4.647%, (US0001M + 4.500)%, 07/01/2026	1,060,426	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: 0.9%
643,332	Accelerated Health Systems, LLC Term Loan B, 3.651%, (US0001M + 3.500)%, 10/31/2025	$627,249	0.0
300,601	Agiliti Health, Inc Term Loan, 3.187%, (US0001M + 3.000)%, 01/04/2026	293,086	0.0
639,362	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500)%, 04/22/2024	563,118	0.0
2,889,518	Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000)%, 06/02/2025	2,837,747	0.1
815,723	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500)%, 03/01/2024	800,874	0.0
250,266	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0006M + 3.000)%, 06/07/2023	246,486	0.0
124,688	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0003M + 4.000)%, 01/08/2027	123,545	0.0
1,768,053	DaVita, Inc. 2020 Term Loan B, 1.897%, (US0001M + 1.750)%, 08/12/2026	1,740,981	0.1
391,691	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750)%, 06/06/2025	371,617	0.0
1,223,068	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750)%, 10/10/2025	882,138	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
874,299	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250)%, 07/27/2023	$870,474	0.0
289,975	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250)%, 03/14/2025	281,155	0.0
532,369	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250)%, 04/28/2022	531,204	0.1
245,000	Global Medical Response, Inc. 2020 Term Loan B, 5.001%, (US0003M + 4.750)%, 09/24/2025	239,998	0.0
595,560	GoodRx, Inc. 1st Lien Term Loan, 2.897%, (US0001M + 2.750)%, 10/10/2025	585,975	0.0
260,000	Helix Acquisition Holdings, Inc. 2020 Term Loan, 4.751%, (US0003M + 4.500)%, 09/03/2027	256,100	0.0
828,381	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000)%, 04/02/2025	824,800	0.0
1,071,151	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500)%, 08/18/2022	1,068,838	0.1
1,012,266	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0006M + 4.500)%, 06/14/2024	979,367	0.0
1,599,168	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750)%, 06/07/2023	1,575,609	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
1,321,589	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.406%, (US0001M + 3.250)%, 06/30/2025	$1,269,276	0.1
25,931	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 4.000)%, 03/31/2027	25,587	0.0
317,473	Pathway Vet Alliance LLC 2020 Term Loan, 4.147%, (US0001M + 4.000)%, 03/31/2027	313,257	0.0
1,038,273	Phoenix Guarantor Inc 2020 Term Loan B, 3.401%, (US0001M + 3.250)%, 03/05/2026	1,015,777	0.1
619,100	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750)%, 11/17/2025	602,720	0.0
1,344,169	Select Medical Corporation 2017 Term Loan B, 2.780%, (US0006M + 2.500)%, 03/06/2025	1,313,715	0.1
1,013,650	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500)%, 12/11/2026	1,011,116	0.0
992,443	Vizient, Inc. 2020 Term Loan B6, 2.147%, (US0001M + 2.000)%, 05/06/2026	975,076	0.0
1,028,211	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000)%, 12/02/2024	1,027,086	0.1
		23,253,971	0.9
	Home Furnishings: 0.0%
607,606	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250)%, 09/23/2026	602,886	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: 0.0%
1,003,239	NCI Building Systems, Inc. 2018 Term Loan, 3.901%, (US0001M + 3.750)%, 04/12/2025	$990,698	0.0

	Industrial Equipment: 0.2%
847,966	APi Group DE, Inc. Term Loan B, 2.647%, (US0001M + 2.500)%, 10/01/2026	832,066	0.0
377,822	EWT Holdings III Corp. 2020 Term Loan, 2.897%, (US0001M + 2.750)%, 12/20/2024	373,454	0.0
956,338	Filtration Group Corporation 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000)%, 03/29/2025	940,399	0.1
271,647	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.897%, (US0001M + 1.750)%, 03/01/2027	263,328	0.0
997,500	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750)%, 03/01/2027	985,447	0.1
440,416	Granite Holdings US Acquisition Co. Term Loan B, 5.470%, (US0003M + 5.250)%, 09/30/2026	418,395	0.0
473,812	Ingersoll-Rand Services Company 2020 USD Spinco Term Loan, 3.201%, (US0003M + 1.750)%, 02/05/2027	459,302	0.0
686,393	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000)%, 07/31/2022	661,940	0.0
174,779	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000)%, 07/31/2022	168,553	0.0
179,550	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250)%, 03/17/2027	171,470	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment (continued)
580,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0003M + 4.250)%, 07/30/2027	$576,427	0.0
		5,850,781	0.2
	Insurance: 0.7%
887,194	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000)%, 10/13/2025	874,625	0.0
2,449,531	Acrisure, LLC 2020 Term Loan B, 3.647%, (US0001M + 3.500)%, 02/15/2027	2,372,545	0.1
824,869	Alera Group Holdings, Inc. 2018 Term Loan B, 4.269%, (US0006M + 4.000)%, 08/01/2025	812,840	0.0
1,286,462	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.897%, (US0001M + 2.750)%, 05/09/2025	1,251,808	0.1
1,866,051	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750)%, 01/25/2024	1,854,001	0.1
497,500	AssuredPartners Capital, Inc. 2020 Incremental Term Loan B, 4.802%, (US0003M + 4.500)%, 02/12/2027	497,500	0.0
1,077,814	AssuredPartners, Inc. 2020 Term Loan B, 3.647%, (US0001M + 3.500)%, 02/12/2027	1,048,443	0.0
379,343	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000)%, 04/29/2024	377,288	0.0
1,937,703	Hub International Limited 2018 Term Loan B, 3.264%, (US0003M + 3.000)%, 04/25/2025	1,875,697	0.1
1,827,087	NFP Corp. 2020 Term Loan, 3.397%, (US0001M + 3.250)%, 02/15/2027	1,754,574	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance (continued)
335,000	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250)%, 09/01/2027	$333,325	0.0
2,099,024	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.397%, (US0001M + 3.250)%, 12/31/2025	2,030,430	0.1
1,611,975	USI, Inc. 2017 Repriced Term Loan, 3.220%, (US0003M + 3.000)%, 05/16/2024	1,562,608	0.1
		16,645,684	0.7
	Leisure Good/Activities/Movies: 0.3%
287,293	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000)%, 06/17/2021	244,917	0.0
252,433	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0003M + 10.000)%, 06/17/2021	215,199	0.0
936,188	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.220%, (US0003M + 3.000)%, 04/22/2026	606,181	0.0
997,462	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000)%, 05/24/2027	969,141	0.1
788,264	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750)%, 09/18/2024	679,467	0.0
806	Crown Finance US, Inc. 2018 USD Term Loan, 2.519%, (US0006M + 2.250)%, 02/28/2025	550	0.0
957	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.000%, (US0003M + 3.000)%, 03/08/2024	$744	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/ Movies (continued)
1,003,941	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250)%, 04/18/2025	$623,447	0.0
458,904	Fluidra S.A. USD Term Loan B, 2.147%, (US0001M + 2.000)%, 07/02/2025	448,006	0.0
287,892	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 2.470%, (US0006M + 2.250)%, 03/29/2024	283,934	0.0
981,676	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.897%, (US0001M + 2.750)%, 07/31/2024	952,226	0.1
765,188	Playtika Holding Corp Term Loan B, 7.000%, (US0006M + 6.000)%, 12/10/2024	767,961	0.0
697,892	SRAM, LLC 2018 Term Loan B, 3.779%, (US0006M + 2.750)%, 03/15/2024	697,892	0.0
1,450,001	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750)%, 02/01/2026	1,444,111	0.1
392,359	WeddingWire, Inc. 1st Lien Term Loan, 4.647%, (US0001M + 4.500)%, 12/19/2025	376,665	0.0
		8,310,441	0.3
	Lodging & Casinos: 0.4%
682,876	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.573%, (US0001M + 3.750)%, 02/02/2026	614,588	0.0
515,000	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750)%, 10/19/2024	515,242	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos (continued)
1,532,721	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.897%, (US0001M + 2.750)%, 12/23/2024	$1,440,544	0.1
665,000	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.688%, (US0001M + 4.500)%, 07/21/2025	645,525	0.0
921,794	Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750)%, 05/09/2024	896,279	0.0
880,899	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000)%, 10/21/2024	851,169	0.0
1,634,194	PCI Gaming Authority Term Loan, 2.647%, (US0001M + 2.500)%, 05/29/2026	1,592,931	0.1
1,561,104	Scientific Games International, Inc. 2018 Term Loan B5, 3.471%, (US0006M + 2.750)%, 08/14/2024	1,476,609	0.1
1,521,671	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.720%, (US0003M + 3.500)%, 07/10/2025	1,523,890	0.1
713,673	Station Casinos LLC 2020 Term Loan B, 2.397%, (US0001M + 2.250)%, 02/08/2027	683,788	0.0
		10,240,565	0.4
	Nonferrous Metals/Minerals: 0.1%
1,061,346 (4)(6)	Covia Holdings Corporation Term Loan, 6.234%, (US0003M + 6.000)%, 06/01/2025	785,396	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Nonferrous Metals/Minerals (continued)
293,710	U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000)%, 05/01/2025	$249,213	0.0
		1,034,609	0.1
	Oil & Gas: 0.0%
689,384	Lower Cadence Holdings LLC Term Loan B, 4.147%, (US0001M + 4.000)%, 05/22/2026	639,404	0.0

	Publishing: 0.1%
160,000	Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0001M + 3.250)%, 08/16/2027	160,000	0.0
914,873	Meredith Corporation 2020 Term Loan B2, 2.647%, (US0001M + 2.500)%, 01/31/2025	885,466	0.1
		1,045,466	0.1
	Radio & Television: 0.5%
874,273	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, (US0003M + 3.500)%, 08/21/2026	799,960	0.0
997,481	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750)%, 03/31/2026	947,607	0.0
1,639,042	Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250)%, 08/24/2026	1,278,453	0.1
855,577	Entercom Media Corp. 2019 Term Loan, 2.649%, (US0001M + 2.500)%, 11/18/2024	808,877	0.0
841,128	iHeartCommunications, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000)%, 05/01/2026	799,913	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television (continued)
1,377,552	NASCAR Holdings, Inc Term Loan B, 2.895%, (US0001M + 2.750)%, 10/19/2026	$1,352,068	0.1
2,330,057	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.905%, (US0001M + 2.750)%, 09/18/2026	2,286,368	0.1
2,518,334	Sinclair Television Group Inc. Term Loan B2B, 2.647%, (US0001M + 2.500)%, 09/30/2026	2,466,078	0.1
1,527,428	Terrier Media Buyer, Inc. Term Loan B, 4.397%, (US0001M + 4.250)%, 12/17/2026	1,493,442	0.1
570,102	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750)%, 03/13/2026	550,291	0.0
545,856	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750)%, 03/15/2024	526,888	0.0
		13,309,945	0.5
	Retailers (Except Food & Drug): 0.2%
780,972	Bass Pro Group, LLC Term Loan B, 5.750%, (US0003M + 5.000)%, 09/25/2024	776,432	0.0
1,248,708	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.151%, (US0001M + 2.000)%, 02/03/2024	1,229,197	0.1
250,313	Harbor Freight Tools USA, Inc. 2018 Term Loan B, 3.250%, (US0001M + 2.500)%, 08/18/2023	247,262	0.0
1,319,323	Leslies Poolmart, Inc. 2016 Term Loan, 3.647%, (US0001M + 3.500)%, 08/16/2023	1,298,472	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Retailers (Except Food & Drug) (continued)
863,854 (4)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250)%, 04/09/2025	$269,235	0.0
		3,820,598	0.2

	Surface Transport: 0.1%
1,129,692	Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500)%, 11/06/2024	1,123,514	0.1
1,017,498	PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750)%, 12/06/2024	998,844	0.0
279,730	Savage Enterprises LLC 2020 Term Loan B, 3.160%, (US0001M + 3.000)%, 08/01/2025	278,332	0.0
1,000,000	XPO Logistics, Inc. 2019 Term Loan B1, 2.650%, (US0001M + 2.500)%, 02/24/2025	991,806	0.0
		3,392,496	0.1
	Technology: 0.1%
2,088,601	Misys (Finastra) – TL B 1L, 4.500%, (US0006M + 3.500)%, 06/13/2024	1,962,763	0.1

	Telecommunications: 1.0%
1,782,879	Altice Financing SA USD 2017 1st Lien Term Loan, 2.895%, (US0001M + 2.750)%, 01/31/2026	1,689,278	0.1
2,726,404	Altice France S.A. USD Term Loan B11, 2.897%, (US0001M + 2.750)%, 07/31/2025	2,604,397	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
1,707,237	Asurion LLC 2018 Term Loan B6, 3.147%, (US0001M + 3.000)%, 11/03/2023	$1,684,220	0.1
3,937,737	Asurion LLC 2018 Term Loan B7, 3.147%, (US0001M + 3.000)%, 11/03/2024	3,877,966	0.1
1,206,004	Avaya, Inc. 2018 Term Loan B, 4.401%, (US0001M + 4.250)%, 12/15/2024	1,197,210	0.1
160,000	Cablevision Lightpath LLC Term Loan B, 3.484%, (US0003M + 3.250)%, 09/16/2027	159,100	0.0
3,113,353	CenturyLink, Inc. 2020 Term Loan B, 2.397%, (US0001M + 2.250)%, 03/15/2027	2,996,880	0.1
1,294,413	CommScope, Inc. 2019 Term Loan B, 3.397%, (US0001M + 3.250)%, 04/06/2026	1,264,479	0.1
468,825	Connect Finco Sarl Term Loan B, 4.647%, (US0001M + 4.500)%, 12/11/2026	455,639	0.0
207,089	Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, (US0001M + 3.000)%, 10/04/2023	205,821	0.0
545,000	Consolidated Communications, Inc. 2020 Term Loan B, 4.984%, (US0003M + 4.750)%, 10/17/2027	536,825	0.0
421,288	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250)%, 11/29/2025	368,311	0.0
120,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.397%, (US0001M + 8.250)%, 11/29/2026	84,150	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
979,906	GTT Communications, Inc. 2018 USD Term Loan B, 2.970%, (US0003M + 2.750)%, 05/31/2025	$848,231	0.0
467,650	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750)%, 11/04/2026	467,650	0.0
1,381,488	Level 3 Financing Inc. 2019 Term Loan B, 1.897%, (US0001M + 1.750)%, 03/01/2027	1,339,796	0.1
360,000	Northwest Fiber, LLC Term Loan B, 5.656%, (US0001M + 5.500)%, 05/21/2027	360,450	0.0
1,142,138	T-Mobile USA, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000)%, 04/01/2027	1,142,647	0.1
1,307,542	Zayo Group Holdings, Inc. USD Term Loan, 3.147%, (US0001M + 3.000)%, 03/09/2027	1,271,961	0.1
1,045,000	Ziggo Financing Partnership USD Term Loan I, 2.652%, (US0001M + 2.500)%, 04/30/2028	1,010,022	0.0
		23,565,033	1.0
	Utilities: 0.1%
604,047	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.147%, (US0001M + 2.000)%, 01/15/2025	586,429	0.0
1,979,997	Calpine Corporation 2019 Term Loan B10, 2.147%, (US0001M + 2.000)%, 08/12/2026	1,928,729	0.1
463,598	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250)%, 05/16/2024	456,209	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Utilities (continued)
368,847	Sabre Industries, Inc. 2019 Term Loan B, 3.401%, (US0001M + 3.250)%, 04/15/2026	$365,620	0.0
		3,336,987	0.1
	Total Bank Loans (Cost $271,256,955)	262,484,922	10.5
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Bonds: 0.0%
6,000	Other Securities	5,966	0.0

	U.S. Treasury Notes: 0.1%
2,428,000	Other Securities	2,411,876	0.1
	Total U.S. Treasury Obligations (Cost $2,421,451)	2,417,842	0.1
CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
210,000	Other Securities	193,304	0.0
	Total Convertible Bonds/Notes (Cost $205,803)	193,304	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
5,842	Other Securities	6,743	0.0
	Total U.S. Government Agency Obligations (Cost $6,298)	6,743	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Staples: —%
2,038 (12)	Other Securities	—	—

	Information Technology: 0.0%
1,102 (12)(13)	Other Securities	165,300	0.0
	Total Common Stock (Cost $159,790)	165,300	0.0
	Value	Percentage of Net Assets
PURCHASED OPTIONS (14): 0.1%
Total Purchased Options (Cost $2,839,133)	$1,648,796	0.1
Total Long-Term Investments (Cost $2,484,108,209)	2,448,060,091	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 0.3%
445,955 (15)	Bank of Montreal, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $445,956, collateralized by various U.S. Government Agency Obligations, 2.000%- 4.000%, Market Value plus accrued interest $454,874, due 10/01/47-09/01/50)	445,955	0.0
1,504,334 (15)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 4.625%, Market Value plus accrued interest $1,534,421, due 11/27/20-11/01/59)	1,504,334	0.1
1,504,334 (15)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,504,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,534,421, due 11/15/20-03/01/52)	$1,504,334	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: (continued)
1,504,334 (15)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.07%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government Agency Obligations, 0.000%- 3.500%, Market Value plus accrued interest $1,534,421, due 11/15/25-10/20/49)	1,504,334	0.0
1,504,334 (15)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $1,534,421, due 10/27/20- 07/15/61)	1,504,334	0.1
	Total Repurchase Agreements (Cost $6,463,291)	6,463,291	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
3,414,216 (16)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,414,216	0.1
31,625,000 (16)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	31,625,000	1.3
	Total Mutual Funds (Cost $35,039,216)	$35,039,216	1.4
	Total Short-Term Investments (Cost $41,502,507)	41,502,507	1.7
	Total Investments in Securities (Cost $2,525,610,716)	2,489,562,598	99.4
	Assets in Excess of Other Liabilities	15,463,449	0.6
	Net Assets	$2,505,026,047	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
Security, or a portion of the security, is on loan.

(4)
Defaulted security.

(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(6)
Variable rate security. Rate shown is the rate in effect as of September 30, 2020.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.

(8)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(10)
Represents or includes a TBA transaction.

(11)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

(12)
The grouping contains non-income producing securities.

(13)
The grouping contains Level 3 securities.

(14)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(15)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(16)
Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
BRL
Brazilian Real

COP
Colombian Peso

EUR
EU Euro

IDR
Indonesian Rupiah

PEN
Peruvian Nuevo Sol

RON
Romanian New Leu

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0002M
2-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$—	$—
Information Technology	—	—	165,300	165,300
Total Common Stock	—	—	165,300	165,300
Purchased Options	—	1,648,796	—	1,648,796
Corporate Bonds/Notes	—	505,278,580	—	505,278,580
Collateralized Mortgage Obligations	—	750,876,090	—	750,876,090
Asset-Backed Securities	—	336,518,521	—	336,518,521
Bank Loans	—	262,484,922	—	262,484,922
Sovereign Bonds	—	98,276,741	—	98,276,741
Commercial Mortgage-Backed Securities	—	490,193,252	—	490,193,252
Convertible Bonds/Notes	—	193,304	—	193,304
U.S. Government Agency Obligations	—	6,743	—	6,743
U.S. Treasury Obligations	—	2,417,842	—	2,417,842
Short-Term Investments	35,039,216	6,463,291	—	41,502,507
Total Investments, at fair value	$35,039,216	$2,454,358,082	$165,300	$2,489,562,598
Other Financial Instruments+
Centrally Cleared Swaps	—	84,126	—	84,126
Forward Foreign Currency Contracts	—	16,118,840	—	16,118,840
Futures	711,066	—	—	711,066
Total Assets	$35,750,282	$2,470,561,048	$165,300	$2,506,476,630
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(298,370)	$—	$(298,370)
Forward Foreign Currency Contracts	—	(16,340,216)	—	(16,340,216)
Futures	(172,269)	—	—	(172,269)
Written Options	—	(348,402)	—	(348,402)
Total Liabilities	$(172,269)	$(16,986,988)	$—	$(17,159,257)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,127,802	RON 8,754,747	Barclays Bank PLC	10/22/20	$24,898
USD 2,128,014	RON 8,754,747	Barclays Bank PLC	10/22/20	25,110
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,128,014	RON 8,754,747	Barclays Bank PLC	10/22/20	25,110
USD 416	PHP 20,502	Barclays Bank PLC	10/22/20	(7)
USD 14,423,311	GBP 10,876,217	BNP Paribas	10/02/20	389,120
NZD 23,243,113	USD 15,431,219	BNP Paribas	10/02/20	(54,722)
SEK 126,896,651	USD 14,530,206	BNP Paribas	10/02/20	(361,071)
USD 36,011,492	GBP 27,767,791	BNP Paribas	10/02/20	181,160
NOK 226,513,069	USD 25,146,228	BNP Paribas	10/02/20	(861,792)
USD 36,309,275	CHF 33,649,257	BNP Paribas	10/02/20	(224,309)
GBP 15,449,831	USD 20,676,818	BNP Paribas	10/02/20	(741,038)
SEK 143,033,499	USD 16,457,558	BNP Paribas	10/02/20	(486,600)
CAD 24,711,855	USD 18,751,218	BNP Paribas	10/02/20	(192,504)
CHF 20,723,016	USD 22,810,646	BNP Paribas	10/02/20	(311,308)
CHF 25,309,342	USD 27,598,199	BNP Paribas	10/02/20	(119,406)
CHF 19,919,182	USD 21,945,160	BNP Paribas	10/02/20	(318,557)
CAD 12,804,557	USD 9,734,781	BNP Paribas	10/02/20	(118,501)
USD 11,885,439	AUD 16,117,160	BNP Paribas	10/02/20	341,518
AUD 19,211,646	USD 13,876,956	BNP Paribas	10/02/20	(116,609)
USD 26,359,932	NZD 39,862,585	BNP Paribas	10/02/20	(11,188)
USD 17,000,518	JPY 1,803,814,411	BNP Paribas	10/02/20	(102,924)
NZD 27,407,303	USD 17,934,733	BNP Paribas	10/02/20	196,586
NZD 23,720,921	USD 15,485,729	BNP Paribas	10/02/20	206,862
USD 7,601,838	EUR 6,441,718	BNP Paribas	10/02/20	49,203
NOK 71,196,013	USD 8,000,544	BNP Paribas	10/02/20	(367,629)
USD 17,236,803	GBP 13,338,918	BNP Paribas	10/02/20	24,852
USD 180,776	NZD 276,355	BNP Paribas	10/02/20	(2,047)
USD 13,221,055	SEK 114,226,188	BNP Paribas	10/02/20	466,689
USD 32,933,320	CHF 29,895,781	BNP Paribas	10/02/20	474,951
USD 5,143,622	AUD 7,178,996	BNP Paribas	10/02/20	1,664
USD 10,008,732	CAD 13,195,653	BNP Paribas	10/02/20	98,738
AUD 45,093,749	USD 31,810,708	BNP Paribas	10/02/20	487,702
NOK 71,017,550	USD 7,883,182	BNP Paribas	10/02/20	(269,400)
USD 18,594,752	GBP 14,366,481	BNP Paribas	10/02/20	56,879
NOK 99,135,710	USD 11,021,079	BNP Paribas	10/02/20	(392,753)
GBP 15,840,689	USD 21,182,724	BNP Paribas	10/02/20	(742,598)
USD 1,884,841	PEN 6,694,867	BNP Paribas	10/16/20	27,014
USD 1,885,415	PEN 6,694,867	BNP Paribas	10/16/20	27,587
RUB 42,938,550	USD 577,706	BNP Paribas	10/22/20	(26,016)
USD 2,037,440	IDR 30,400,790,925	BNP Paribas	10/22/20	(3,821)
THB 122,156	USD 3,923	BNP Paribas	10/22/20	(68)
USD 2,037,304	IDR 30,400,790,925	BNP Paribas	10/22/20	(3,957)
CAD 38,923,784	USD 29,081,673	BNP Paribas	12/04/20	156,323
USD 18,333,688	CHF 16,830,509	BNP Paribas	12/04/20	26,700
AUD 32,069,808	USD 22,686,759	BNP Paribas	12/04/20	286,969
USD 14,926,390	GBP 11,559,420	BNP Paribas	12/04/20	5,753
NOK 134,516,093	USD 14,397,712	BNP Paribas	12/04/20	25,330
USD 4,846,198	CHF 4,418,554	Brown Brothers Harriman & Co.	10/02/20	48,896
GBP 8,004,859	USD 10,665,554	Brown Brothers Harriman & Co.	10/02/20	(336,437)
USD 9,643,137	CAD 12,730,417	Brown Brothers Harriman & Co.	10/02/20	82,538
GBP 8,183,401	USD 10,468,420	Brown Brothers Harriman & Co.	10/02/20	91,080
GBP 19,750,603	USD 25,268,152	Brown Brothers Harriman & Co.	10/02/20	217,156
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 8,594,575	USD 10,185,645	Brown Brothers Harriman & Co.	10/02/20	(108,879)
GBP 5,774,132	USD 7,359,651	Brown Brothers Harriman & Co.	10/02/20	91,034
EUR 11,111,405	USD 13,095,036	Brown Brothers Harriman & Co.	10/02/20	(67,395)
EUR 8,843,102	USD 10,482,357	Brown Brothers Harriman & Co.	10/02/20	(114,203)
USD 10,794,406	CAD 14,362,961	Brown Brothers Harriman & Co.	10/02/20	7,758
JPY 1,124,133,147	USD 10,607,051	Brown Brothers Harriman & Co.	10/02/20	51,776
USD 8,117,599	GBP 6,336,296	Brown Brothers Harriman & Co.	10/02/20	(58,477)
EUR 7,141,432	USD 8,467,874	Brown Brothers Harriman & Co.	10/02/20	(94,855)
NZD 34,641,082	USD 23,403,030	Brown Brothers Harriman & Co.	10/02/20	(486,199)
CHF 10,225,388	USD 11,187,856	Brown Brothers Harriman & Co.	10/02/20	(85,975)
NOK 47,122,125	USD 5,211,609	Brown Brothers Harriman & Co.	10/02/20	(159,652)
NOK 111,647,406	USD 12,336,350	Brown Brothers Harriman & Co.	10/02/20	(366,646)
NOK 79,083,618	USD 8,520,843	Brown Brothers Harriman & Co.	10/02/20	(42,300)
AUD 14,848,850	USD 10,817,016	Brown Brothers Harriman & Co.	10/02/20	(181,523)
USD 12,465,641	AUD 17,281,899	Brown Brothers Harriman & Co.	10/02/20	87,476
NZD 9,973,146	USD 6,725,211	Brown Brothers Harriman & Co.	10/02/20	(127,470)
CAD 49,010,909	USD 37,152,162	Brown Brothers Harriman & Co.	10/02/20	(344,750)
CAD 8,889,823	USD 6,803,783	Brown Brothers Harriman & Co.	10/02/20	(127,486)
CAD 14,819,484	USD 11,263,317	Brown Brothers Harriman & Co.	10/02/20	(133,818)
CAD 12,456,857	USD 9,470,648	Brown Brothers Harriman & Co.	10/02/20	(115,493)
NOK 151,850,186	USD 15,984,592	Brown Brothers Harriman & Co.	10/02/20	295,246
NOK 86,088,644	USD 9,209,330	Brown Brothers Harriman & Co.	10/02/20	20,222
USD 18,259,724	CHF 16,968,689	Brown Brothers Harriman & Co.	10/02/20	(163,476)
NZD 6,827,616	USD 4,589,564	Brown Brothers Harriman & Co.	10/02/20	(72,750)
USD 22,717,808	CHF 20,624,703	Brown Brothers Harriman & Co.	10/02/20	325,210
USD 8,546,069	NOK 74,593,764	Brown Brothers Harriman & Co.	10/02/20	548,882
USD 18,331,050	NZD 27,294,960	Brown Brothers Harriman & Co.	10/02/20	274,050
USD 4,386,080	JPY 464,582,350	Brown Brothers Harriman & Co.	10/02/20	(19,006)
SEK 38,270,201	USD 4,368,404	Brown Brothers Harriman & Co.	10/02/20	(95,197)
USD 8,345,949	NOK 73,223,234	Brown Brothers Harriman & Co.	10/02/20	495,696
USD 7,905,371	AUD 10,877,944	Brown Brothers Harriman & Co.	10/02/20	114,041
USD 11,998,309	EUR 10,156,052	Brown Brothers Harriman & Co.	10/02/20	90,778
SEK 63,680,739	USD 7,279,038	Brown Brothers Harriman & Co.	10/02/20	(168,520)
SEK 67,696,362	USD 7,701,369	Brown Brothers Harriman & Co.	10/02/20	(142,471)
USD 9,082,753	AUD 12,475,657	Brown Brothers Harriman & Co.	10/02/20	147,059
USD 10,080,866	CAD 13,150,772	Brown Brothers Harriman & Co.	10/02/20	204,577
USD 16,253,683	AUD 22,478,837	Brown Brothers Harriman & Co.	10/02/20	153,209
USD 17,535,945	GBP 13,419,048	Brown Brothers Harriman & Co.	10/02/20	220,597
USD 15,387,013	AUD 21,482,261	Brown Brothers Harriman & Co.	10/02/20	338
USD 7,985,623	EUR 6,726,548	Brown Brothers Harriman & Co.	10/02/20	99,037
USD 15,049,784	EUR 12,713,274	Brown Brothers Harriman & Co.	10/02/20	144,020
USD 14,694,613	AUD 20,249,690	Brown Brothers Harriman & Co.	10/02/20	190,767
USD 7,385,965	SEK 64,444,838	Brown Brothers Harriman & Co.	10/02/20	190,128
USD 7,293,309	SEK 63,015,286	Brown Brothers Harriman & Co.	10/02/20	257,094
USD 10,284,503	CHF 9,358,404	Brown Brothers Harriman & Co.	10/02/20	123,921
USD 7,166,668	CAD 9,449,181	Brown Brothers Harriman & Co.	10/02/20	70,292
USD 7,188,877	GBP 5,485,247	Brown Brothers Harriman & Co.	10/02/20	110,956
USD 10,140,797	CHF 9,124,283	Brown Brothers Harriman & Co.	10/02/20	234,404
USD 21,632,128	EUR 18,215,992	Brown Brothers Harriman & Co.	10/02/20	274,667
USD 7,222,943	CAD 9,523,761	Brown Brothers Harriman & Co.	10/02/20	70,556
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 8,043,711	EUR 6,817,253	Brown Brothers Harriman & Co.	10/02/20	50,777
USD 7,437,541	SEK 64,310,710	Brown Brothers Harriman & Co.	10/02/20	256,681
USD 8,453,558	JPY 894,920,710	Brown Brothers Harriman & Co.	10/02/20	(31,918)
CHF 25,647,465	USD 28,337,330	Brown Brothers Harriman & Co.	10/02/20	(491,431)
USD 10,287,371	GBP 7,998,938	Brown Brothers Harriman & Co.	12/04/20	(37,477)
CHF 18,645,530	USD 20,497,928	Citibank N.A.	10/02/20	(254,152)
USD 26,063,196	AUD 35,988,133	Citibank N.A.	10/02/20	286,686
USD 16,624,288	CAD 22,119,446	Citibank N.A.	10/02/20	12,485
NZD 23,887,019	USD 15,771,810	Citibank N.A.	10/02/20	30,663
SEK 213,731,907	USD 24,370,938	Citibank N.A.	10/02/20	(505,877)
NOK 138,806,654	USD 15,342,159	Citibank N.A.	10/02/20	(460,717)
USD 21,754,739	NOK 208,873,778	Citibank N.A.	10/02/20	(638,590)
GBP 11,445,324	USD 14,726,927	Citibank N.A.	10/02/20	41,614
NZD 25,156,959	USD 16,804,597	Citibank N.A.	10/02/20	(161,994)
NZD 29,921,501	USD 19,800,003	Citibank N.A.	10/02/20	(5,414)
GBP 4,061,820	USD 5,392,426	Citibank N.A.	10/02/20	(151,233)
USD 8,205,717	EUR 6,955,028	Citibank N.A.	10/02/20	51,248
CHF 19,097,297	USD 20,985,464	Citibank N.A.	10/02/20	(251,197)
USD 54,869,027	NOK 519,609,687	Citibank N.A.	10/02/20	(838,256)
AUD 14,361,864	USD 10,488,496	Citibank N.A.	10/02/20	(201,807)
USD 4,654,789	GBP 3,524,687	Citibank N.A.	10/02/20	106,688
MXN 98,050	USD 4,315	Citibank N.A.	10/16/20	112
USD 2,039,582	IDR 30,400,790,925	Citibank N.A.	10/22/20	(1,679)
TRY 6,411	USD 864	Citibank N.A.	10/22/20	(38)
NOK 519,609,687	USD 54,875,326	Citibank N.A.	12/04/20	838,098
AUD 10,609,756	USD 7,637,221	Deutsche Bank AG	10/02/20	(37,980)
USD 5,944,073	AUD 8,068,128	Deutsche Bank AG	10/02/20	165,273
NOK 49,979,980	USD 5,602,926	Deutsche Bank AG	10/02/20	(244,579)
USD 9,418,206	CAD 12,409,089	Deutsche Bank AG	10/02/20	98,925
USD 5,853,231	BRL 31,055,485	Goldman Sachs International	10/16/20	325,352
BRL 20,566	USD 3,784	Goldman Sachs International	10/16/20	(123)
USD 375	ILS 1,277	Goldman Sachs International	10/22/20	2
USD 1,813	ZAR 31,524	HSBC Bank USA N.A.	10/22/20	(64)
USD 1,882,220	PEN 6,694,867	JPMorgan Chase Bank N.A.	10/16/20	24,392
USD 10,679,293	CHF 9,698,444	Morgan Stanley Capital Services LLC	10/02/20	149,524
USD 39,654,786	GBP 30,259,136	Morgan Stanley Capital Services LLC	10/02/20	609,731
USD 1,994,467	CAD 2,666,421	Morgan Stanley Capital Services LLC	10/02/20	(8,027)
USD 85,306,285	NZD 130,055,333	Morgan Stanley Capital Services LLC	10/02/20	(731,909)
AUD 59,843,661	USD 43,150,798	Morgan Stanley Capital Services LLC	10/02/20	(287,759)
JPY 2,511,977,219	USD 23,810,903	Morgan Stanley Capital Services LLC	10/02/20	7,209
GBP 30,981,871	USD 39,794,767	Morgan Stanley Capital Services LLC	10/02/20	182,873
EUR 10,461,524	USD 12,201,610	Morgan Stanley Capital Services LLC	10/02/20	64,073
EUR 7,975,586	USD 9,457,173	Morgan Stanley Capital Services LLC	10/02/20	(106,143)
MYR 131,109	USD 30,891	Morgan Stanley Capital Services LLC	10/22/20	650
HUF 655,795	USD 2,220	Morgan Stanley Capital Services LLC	10/22/20	(105)
CZK 42,445	USD 1,890	Morgan Stanley Capital Services LLC	10/22/20	(51)
USD 190,024	PLN 716,080	Morgan Stanley Capital Services LLC	10/22/20	4,762
CAD 2,666,421	USD 1,994,891	Morgan Stanley Capital Services LLC	12/04/20	8,018
USD 12,217,798	EUR 10,461,524	Morgan Stanley Capital Services LLC	12/04/20	(64,519)
NZD 130,055,333	USD 85,302,383	Morgan Stanley Capital Services LLC	12/04/20	731,428
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 23,828,103	JPY 2,511,977,219	Morgan Stanley Capital Services LLC	12/04/20	(7,948)
CHF 16,928,954	USD 18,410,692	Morgan Stanley Capital Services LLC	12/04/20	55,377
USD 39,806,735	GBP 30,981,871	Morgan Stanley Capital Services LLC	12/04/20	(183,961)
USD 4,832,564	NZD 7,289,425	Standard Chartered Bank	10/02/20	10,240
USD 28,882,142	NOK 256,140,493	Standard Chartered Bank	10/02/20	1,421,354
USD 10,295,598	CHF 9,311,149	Standard Chartered Bank	10/02/20	186,322
USD 7,416,676	CHF 6,770,228	Standard Chartered Bank	10/02/20	66,122
AUD 16,702,814	USD 11,811,086	Standard Chartered Bank	10/02/20	152,309
GBP 4,090,780	USD 5,398,009	Standard Chartered Bank	10/02/20	(119,447)
GBP 7,928,569	USD 10,576,802	Standard Chartered Bank	10/02/20	(346,127)
USD 24,322,491	SEK 219,978,449	Standard Chartered Bank	10/02/20	(240,051)
CHF 10,252,272	USD 11,089,520	Standard Chartered Bank	10/02/20	41,550
EUR 7,030,716	USD 8,378,360	Standard Chartered Bank	10/02/20	(135,150)
EUR 6,867,525	USD 8,172,774	Standard Chartered Bank	10/02/20	(120,898)
USD 2,218,238	PEN 7,840,363	Standard Chartered Bank	10/16/20	42,535
USD 922,356	COP 3,471,038,627	Standard Chartered Bank	10/16/20	16,026
CLP 1,235,317	USD 1,580	Standard Chartered Bank	10/16/20	(6)
USD 6,190	RUB 457,494	Standard Chartered Bank	10/22/20	312
RON 927,999	USD 226,604	Standard Chartered Bank	10/22/20	(3,697)
USD 11,109,251	CHF 10,252,272	Standard Chartered Bank	12/04/20	(42,416)
SEK 219,978,449	USD 24,338,872	Standard Chartered Bank	12/04/20	240,933
USD 11,812,952	AUD 16,702,814	Standard Chartered Bank	12/04/20	(152,381)
USD 4,449,644	JPY 472,792,895	State Street Bank and Trust Co.	10/02/20	(33,292)
USD 7,312,932	SEK 63,540,531	State Street Bank and Trust Co.	10/02/20	218,069
USD 8,113,649	GBP 6,138,060	State Street Bank and Trust Co.	10/02/20	193,367
USD 10,007,229	CAD 13,085,784	State Street Bank and Trust Co.	10/02/20	179,747
USD 7,300,019	SEK 63,793,357	State Street Bank and Trust Co.	10/02/20	176,926
USD 6,199,450	AUD 8,473,634	State Street Bank and Trust Co.	10/02/20	130,208
				$(221,376)

At September 30, 2020, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,037	12/31/20	$229,136,493	$58,571
			$229,136,493	$58,571
Short Contracts:
U.S. Treasury 10-Year Note	(730)	12/21/20	(101,857,813)	(121,887)
U.S. Treasury 5-Year Note	(423)	12/31/20	(53,311,219)	(50,382)
U.S. Treasury Long Bond	(156)	12/21/20	(27,499,875)	233,778
U.S. Treasury Ultra 10-Year Note	(1,017)	12/21/20	(162,640,547)	159,854
U.S. Treasury Ultra Long Bond	(151)	12/21/20	(33,493,687)	258,863
			$(378,803,141)	$480,226

See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD54,720,000	$(1,140,419)	$61,090
					$(1,140,419)	$61,090
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD15,120,000	(368,051)	9,410
					(368,051)	$9,410
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Sell	1.000	12/20/24	USD15,120,000	118,495	(276,933)
					118,495	$(276,933)

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(5)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(6)
Payments received quarterly.

At September 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	0.687%	Semi-Annual	10/13/30	USD 2,411,000	$(5,420)	$(5,420)
Pay	3-month USD-LIBOR	Quarterly	1.083	Semi-Annual	10/13/50	USD 784,000	(6,566)	(6,566)
Pay	3-month USD-LIBOR	Quarterly	1.062	Semi-Annual	10/14/50	USD 673,000	(9,451)	(9,451)
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	0.699	Semi-Annual	10/13/30	USD 3,813,000	4,139	4,139
Receive	3-month USD-LIBOR	Quarterly	0.713	Semi-Annual	10/13/30	USD 4,663,000	—	—
Receive	3-month USD-LIBOR	Quarterly	1.120	Semi-Annual	10/13/50	USD 2,442,000	—	—
Receive	3-month USD-LIBOR	Quarterly	1.093	Semi-Annual	10/14/50	USD 1,685,000	9,487	9,487
							$(7,811)	$(7,811)

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD 103,381,000	$933,802	$734,218
								$933,802	$734,218
At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0 .670	USD 64,828,500	$455,207	$6,469
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0 .670	USD 64,828,500	431,545	10,504
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 55,608,000	509,703	449,980
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 24,671,000	224,481	199,638
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0 .688	USD 30,646,000	284,395	247,987
					$1,905,331	$914,578
At September 30, 2020, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	0.680%	3-month USD-LIBOR	10/09/20	USD 23,636,000	$83,317	$(37,763)
Call on 30-Year Interest Rate Swap(2)	Citibank N.A.	Pay	1.077%	3-month USD-LIBOR	10/09/20	USD 9,058,000	132,473	(139,407)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	0.680%	3-month USD-LIBOR	10/09/20	USD 23,636,000	83,317	(106,836)
Put on 30-Year Interest Rate Swap(3)	Citibank N.A.	Receive	1.077%	3-month USD-LIBOR	10/09/20	USD 9,058,000	132,473	(64,396)
							$431,580	$(348,402)

(1) Payments received quarterly.
(2) Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3) Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
Currency Abbreviations
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

CHF –  Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
EUR – EU Euro
GBP – British Pound
HUF –  Hungarian Forint
IDR –  Indonesian Rupiah
ILS – Israeli New Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SEK – Swedish Krona
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$914,578
Credit contracts	Investments in securities at value*	734,218
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	16,118,840
Interest rate contracts	Net Assets — Unrealized appreciation**	711,066
Interest rate contracts	Net Assets — Unrealized appreciation***	13,626
Credit contracts	Net Assets — Unrealized appreciation***	70,500
Total Asset Derivatives		$18,562,828
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$16,340,216
Interest rate contracts	Net Assets — Unrealized depreciation**	172,269
Interest rate contracts	Net Assets — Unrealized depreciation***	21,437
Credit contracts	Net Assets — Unrealized depreciation***	276,933
Interest rate contracts	Written options, at fair value	348,402
Total Liability Derivatives		$17,159,257

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2020 was as follows:
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$7,892,276	$184,181	$8,076,457
Equity contracts	(1,905,107)	—	(76,880)	—	—	(1,981,987)
Foreign exchange contracts	(5,484,329)	6,305,030	—	—	355,740	1,176,441
Interest rate contracts	—	—	2,080,942	(2,549,611)	1,701,184	1,232,515
Total	$(7,389,436)	$6,305,030	$2,004,062	$5,342,665	$2,241,105	$8,503,426
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(199,584)	$—	$—	$(12,259,349)	$—	$(12,458,933)
Foreign exchange contracts	(2,268,794)	(7,685,085)	—	—	3,993,809	(5,960,070)
Interest rate contracts	—	—	538,797	297,251	83,178	919,226
Total	$(2,468,378)	$(7,685,085)	$538,797	$(11,962,098)	$4,076,987	$(17,499,777)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2020:
	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$740,687	$—	$—	$—	$—	$908,109	$—	$—	$1,648,796
Forward foreign currency contracts	75,118	3,531,600	5,640,919	1,367,594	264,198	325,354	—	24,392	1,813,645	2,177,703	898,317	16,118,840
Total Assets	$75,118	$3,531,600	$5,640,919	$2,108,281	$264,198	$325,354	$—	$24,392	$2,721,754	$2,177,703	$898,317	$17,767,636
Liabilities:
Forward foreign currency contracts	$7	$5,828,818	$4,173,804	$3,470,954	$282,559	$123	$64	$—	$1,390,422	$1,160,173	$33,292	$16,340,216
Written options	—	—	—	348,402	—	—	—	—	—	—	—	348,402
Total Liabilities	$7	$5,828,818	$4,173,804	$3,819,356	$282,559	$123	$64	$—	$1,390,422	$1,160,173	$33,292	$16,688,618
Net OTC derivative instruments by counterparty, at fair value	$75,111	$(2,297,218)	$1,467,115	$(1,711,075)	$(18,361)	$325,231	$(64)	$24,392	$1,331,332	$1,017,530	$865,025	$1,079,018
Total cash collateral pledged by the Fund/(Received from counterparty)	$—	$2,297,218	$—	$1,711,075	$—	$—	$—	$—	$(1,331,332)	$(1,017,530)	$—	$1,659,431
Total non-cash collateral pledged by the Fund/(Received from counterparty)	—	—	—	—	—	—	—	—	—	—	(865,025)	(865,025)
Net Exposure(1)(2)(3)	$75,111	$—	$1,467,115	$—	$(18,361)	$325,231	$(64)	$24,392	$—	$—	$—	$1,873,424

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2020, the Fund had pledged $3,550,000 and $1,830,000 in cash collateral to BNP Paribas and Citibank N.A., respectively. In addition, the Fund had received $1,790,000, and $1,350,000 in cash collateral from Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

(3)
At September 30, 2020, the Fund had received U.S. Treasury Bills with the original par of  $1,286,000 in non-cash collateral from State Street Bank and Trust Co.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
See Accompanying Notes to Financial Statements

Voya Strategic Income	SUMMARY PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2020 (Unaudited) (continued)

Cost for federal income tax purposes was $2,546,664,624.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$65,402,251
Gross Unrealized Depreciation	(120,056,881)
Net Unrealized Depreciation	$(54,654,630)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163313         (0920-111920)

Semi-Annual Report
September 30, 2020
Voya Government Money Market Fund
Classes A, C, I, and W
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.
Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PRESIDENT’S LETTER

Signs of Hope Amid Gusting Market Winds
Dear Shareholder,
After five straight months of gains, stock markets felt the pull of gravity in September as coronavirus cases resurged and confidence in the economic outlook faltered. Nevertheless, strong gains in earlier months offset the September downdraft; as a result, the S&P 500® Index(1) gained more than 31% for the six-month period ended September 30, 2020. Expectations for further fiscal stimulus, optimism about progress in developing a coronavirus vaccine, positive economic momentum and better-than-expected corporate earnings were among the widely cited market drivers during the period. Also undergirding sentiment was the U.S. Federal Reserve Board’s (“Fed”) decision to cease pre-emptively raising interest rates to forestall inflation; a policy shift that we think is likely to keep rates low — and supportive of equities — for a long time.
The economy continues to recover, albeit more slowly than before, with the pandemic intensifying — and flu season imminent — the question arises whether the recovery is sustainable. The Fed appears committed to providing economic and financial market stability; but in our opinion monetary policy alone cannot sustain the momentum — fiscal stimulus also is needed, and we believe will be key to the re-acceleration of consumer spending and industrial production.
As of this writing, in our view market participants seem to expect another round of coronavirus relief, although the persistent stalemate in Congress makes a delivery date hard to predict. Development and distribution of an effective vaccine against COVID-19 remains a more distant milestone, potentially in the latter half of 2021. In the meantime, Voya continues to emphasize clear-eyed assessment of heightened economic and market uncertainties.
While we strive to be humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We remain convinced that diversifying portfolios as broadly as possible offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss them thoroughly with your financial advisor before making any shifts of your portfolio strategy.
We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 26, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2020**	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2020**
Class A	$1,000.00	$1,000.20	0.13%	$0.65	$1,000.00	$1,024.42	0.13%	$0.66
Class C	1,000.00	1,000.20	0.13	0.65	1,000.00	1,024.42	0.13	0.66
Class I	1,000.00	1,000.20	0.13	0.65	1,000.00	1,024.42	0.13	0.66
Class W	1,000.00	1,000.20	0.13	0.65	1,000.00	1,024.42	0.13	0.66

*
The annualized expense ratios reflect waivers of 0.27%, 1.27%, 0.27% and 0.27% of management, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, In order to maintain a net yield of not less than zero (Note 4).

**
Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

statement of assets and liabilities as of September 30, 2020 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$84,646,185
Repurchase agreements	136,960,000
Cash	1,057
Receivables:
Fund shares sold	1,872,082
Interest	16,891
Prepaid expenses	37,439
Reimbursement due from Investment Adviser	43,661
Other assets	25,353
Total assets	223,602,668
LIABILITIES:
Payable for fund shares redeemed	1,103,199
Payable for investment management fees	14,936
Payable for distribution and shareholder service fees	1,513
Payable to trustees under the deferred compensation plan (Note 5)	25,353
Payable for trustee fees	5,445
Other accrued expenses and liabilities	141,331
Total liabilities	1,291,777
NET ASSETS	$222,310,891
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$222,332,241
Total distributable loss	(21,350)
NET ASSETS	$222,310,891

See Accompanying Notes to Financial Statements
3

statement of assets and liabilities as of September 30, 2020 (Unaudited) (continued)

Class A
Net assets	$172,886,906
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	172,871,485
Net asset value and redemption price per share	$1.00
Class C
Net assets	$2,525,430
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,526,719
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$46,505,585
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	46,509,927
Net asset value and redemption price per share	$1.00
Class W
Net assets	$392,970
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	392,944
Net asset value and redemption price per share	$1.00

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended September 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,036
Interest	144,322
Total investment income	154,358
EXPENSES:
Investment management fees	367,569
Distribution and shareholder service fees:
Class C	14,299
Transfer agent fees:
Class A	187,412
Class C	3,299
Class I	33,841
Class W	399
Shareholder reporting expense	11,080
Registration fees	68,456
Professional fees	17,268
Custody and accounting expense	9,720
Trustee fees	4,026
Miscellaneous expense	8,597
Total expenses	725,966
Waived and reimbursed fees	(590,831)
Net expenses	135,135
Net investment income	19,223
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,350
Net realized gain	17,350
Net change in unrealized appreciation (depreciation) on:
Net realized and unrealized gain	17,350
Increase in net assets resulting from operations	$36,573
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$19,223	$3,057,399
Net realized gain	17,350	175,153
Increase in net assets resulting from operations	36,573	3,232,552
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(31,757)	(2,459,516)
Class C	(489)	(23,967)
Class I	(8,099)	(705,499)
Class L(1)	—	(12,802)
Class O(2)	—	(14,204)
Class W	(58)	(3,796)
Total distributions	(40,403)	(3,219,784)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	350,863,725	1,084,467,447
Reinvestment of distributions	40,135	3,203,375
	350,903,860	1,087,670,822
Cost of shares redeemed	(337,517,630)	(1,082,433,841)
Net increase in net assets resulting from capital share transactions	13,386,230	5,236,981
Net increase in net assets	13,382,400	5,249,749
NET ASSETS:
Beginning of year or period	208,928,491	203,678,742
End of year or period	$222,310,891	$208,928,491

(1)
Class L converted to Class A on November 22, 2019.

(2)
Class O converted to Class A on November 22, 2019.

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	0.69	0.13(8)	0.13	0.02	172,887	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(4)	0.41	1.49	161,828	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.75	157,178	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	155,574	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(5)	0.46	0.00*	138,169	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(6)	0.28	0.00*	144,081	—
Class C
09-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	1.69	0.13(8)	0.13	0.02	2,525	—
03-31-20	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.65	1.63	1.41(4)	1.41	0.56	2,870	—
03-31-19	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.75	1.57	1.40	1.40	0.74	4,256	—
03-31-18	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	1.69	1.15(7)	1.15	0.02	4,054	—
03-31-17	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.08	1.74	0.46(5)	0.46	(0.00)*	2,410	—
03-31-16	1.00	(0.00)*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	1.71	0.28(6)	0.28	(0.00)*	3,681	—
Class I
09-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	0.62	0.13(8)	0.13	0.02	46,506	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.63	0.61	0.41(4)	0.41	1.53	43,994	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.72	39,581	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	39,617	—
03-31-17	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(5)	0.46	0.00*	39,955	—
03-31-16	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(6)	0.28	(0.00)*	46,198	—
Class W
09-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.02	0.69	0.13(8)	0.13	0.02	393	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(4)	0.41	1.52	236	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.82	269	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.48	64	—
03-31-17	1.00	(0.00)*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.09	0.74	0.46(5)	0.46	(0.00)*	99	—
03-31-16	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.71	0.28(6)	0.28	0.00	27	—

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Expense ratios reflect waivers of 0.01%, 0.01%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

(5)
Expense ratios reflect waivers of 0.26%, 1.26%, 0.26% and 0.26% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(6)
Expense ratios reflect waivers of 0.41%, 1.41%, 0.41% and 0.41% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

(7)
Expense ratios reflect a waiver of 0.49% of distribution and shareholder servicing fees for Class C in order to maintain a net yield of not less than zero.

(8)
Expense ratios reflect waivers of 0.27%, 1.27%, 0.27% and 0.27% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Government Money Market, a diversified series of the Trust. Prior to the close of business on November 8, 2019, the Fund was a separate active series under Voya Series Fund, Inc.
The Fund offers the following classes of shares: Class A, Class C, Class I and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund. Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2020.
G. Restricted Securities. The Fund may invest in restricted securities which include those sold under

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the
Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 4 — DISTRIBUTION AND SERVICE FEES
Class C shares of the Fund have a distribution and services plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2020, the Distributor waived $14,190 of class specific distribution and/or shareholder servicing fees and the Investment Adviser waived or reimbursed $287,256 of management fees and/or certain expenses to assist the Fund in maintaining a net yield of not less than zero. The class specific waiver was comprised of the following amounts:
	Distribution Fee	Shareholder Servicing Fee
Class C	$10,662	$3,528

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.
As of September 30, 2020, amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2021	2022	2023	Total
$ —	$—	$306,952	$306,952
The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2020, the Distributor retained the following amounts in sales charges:
Class C
Contingent Deferred Sales Charges:	$90
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	21.05%
Voya Investments Distributor, LLC	13.13
Voya Retirement Insurance and Annuity Company	28.49
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets”
on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2020, the per account fees for affiliated recordkeeping services paid by the Fund were $79,906.
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class W
0.40%	1.40%	0.40%	0.40%
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2021	2022	2023	Total
$ 227,978	$379,222	$432,721	$1,039,921
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, as of September 30, 2020, are as follows:
	September 30,
	2021	2022	2023	Total
Class A	$—	$—	$99,629	$99,629

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

	September 30,
	2021	2022	2023	Total
Class C	—	—	1,608	1,608
Class W	—	—	183	183
The Expense Limitation Agreement is contractual through August 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2020, the Fund did not utilize the line of credit.

NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2020	342,430,333	—	31,641	(331,400,464)	—	11,061,510	342,430,333	—	31,641	(331,400,464)	—	11,061,510
3/31/2020	1,063,186,555	—	2,446,503	(1,063,331,277)	2,331,173	4,632,954	1,063,186,541	—	2,446,503	(1,063,331,277)	2,331,173	4,632,940
Class C
9/30/2020	1,213,790	—	484	(1,558,603)	—	(344,329)	1,213,790	—	484	(1,558,603)	—	(344,329)
3/31/2020	3,129,655	—	23,665	(4,538,530)	—	(1,385,210)	3,129,655	—	23,665	(4,538,530)	—	(1,385,210)
Class I
9/30/2020	7,018,233	—	7,952	(4,513,767)	—	2,512,418	7,018,233	—	7,952	(4,513,767)	—	2,512,418
3/31/2020	18,110,502	—	702,494	(14,396,676)	—	4,416,320	18,110,502	—	702,494	(14,396,676)	—	4,416,320
Class L(1)
9/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2020	1	—	12,790	(68,993)	(1,090,121)	(1,146,323)	1	—	12,790	(68,993)	(1,090,121)	(1,146,323)
Class O(2)
9/30/2020	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2020	6,154	—	14,129	(27,005)	(1,241,052)	(1,247,774)	6,154	—	14,129	(27,005)	(1,241,052)	(1,247,774)
Class W
9/30/2020	201,369	—	58	(44,796)	—	156,631	201,369	—	58	(44,796)	—	156,631
3/31/2020	34,594	—	3,794	(71,360)	—	(32,972)	34,594	—	3,794	(71,360)	—	(32,972)

(1)
Class L converted to Class A on November 22, 2019.

(2)
Class O converted to Class A on November 22, 2019.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals and de minimis distributions in excess of net investment income.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2020	Year Ended March 31, 2019
Ordinary Income	Ordinary Income
$3,219,784	$3,728,263
The tax-basis components of distributable earnings as of March 31, 2020 were:
Unrealized Appreciation/ (Depreciation)
$(570)
At March 31, 2020, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 10 — LONDON INTERBANK OFFERED RATE (‘‘LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 11 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2020 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION (continued)

value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 13 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2020, the Fund declared distributions of:
	Type	Per Share Amount	Payable Date	Record Date
All Classes	STCG	0.0000*	November 2, 2020	October 29, 2020

STCG – Short-term capital gain
*
Amount rounds to $0.0000.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2020 (Unaudited)

Investment Type Allocation as of September 30, 2020 (as a percentage of net assets)

U.S. Treasury Repurchase Agreement	61.6%
U.S. Government Agency Debt	32.2
U.S. Treasury Debt	5.9
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 32.2%
7,250,000	Fannie Mae, 0.110%, (SOFRRATE + 0.040)%, 01/29/2021	$7,249,272	3.3
1,750,000	Fannie Mae, 0.145%, (SOFRRATE + 0.075)%, 10/30/2020	1,750,056	0.8
23,000,000	Fannie Mae, 0.190%, (SOFRRATE + 0.120)%, 03/16/2021	23,000,000	10.3
2,000,000	Fannie Mae, 0.350%, (SOFRRATE + 0.280)%, 04/26/2021	2,000,000	0.9
2,000,000	Federal Farm Credit Banks, 0.153%, (US0001M + 0.005)%, 06/25/2021	2,000,000	0.9
1,750,000	Federal Farm Credit Banks, 0.210%, (FEDL01 + 0.120)%, 04/23/2021	1,748,713	0.8
21,000,000	Federal Home Loan Banks, 0.124%, (US0003M + (0.175))%, 10/05/2020	20,999,926	9.4
4,500,000	Federal Home Loan Banks, 0.150%, (SOFRRATE + 0.080)%, 03/04/2021	4,500,000	2.0
7,000,000	Federal Home Loan Banks, 0.200%, (SOFRRATE + 0.130)%, 10/16/2020	7,000,000	3.2
1,400,000	Federal Home Loan Banks, 0.224%, (US0001M + 0.065)%, 10/07/2020	1,400,032	0.6
	Total U.S. Government Agency Debt (Cost $71,647,999)	71,647,999	32.2
U.S. TREASURY DEBT: 5.9%
13,000,000 (1)	United States Treasury Bill, 0.090%, 11/24/2020	12,998,186	5.9
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
	Total U.S. Treasury Debt (Cost $12,998,186)	$12,998,186	5.9

U.S. TREASURY REPURCHASE AGREEMENT: 61.6%
	Repurchase Agreement: 27.9%
62,000,000	Deutsche Bank Repurchase Agreement dated 9/30/2020, 0.06%, due 10/1/20, $62,000,103 to be received upon repurchase (Collateralized by $58,158,400, U.S. Treasury Note and Bond, 2.000%-2.500%, Market Value plus accrued interest $63,240,017 due 3/31/24-2/15/, 0.060%	62,000,000	27.9

	Repurchase Agreements: 33.7%
74,960,000	Deutsche Bank Repurchase Agreement dated 9/30/20, 0.06%, due 10/1/20, $74,960,125 to be received upon repurchase (Collateralized by $116,110,800, U.S. Treasury Noncallable Strip, 0.00%, Market Value plus accrued interest $77,208,805 due 11/15/48)	74,960,000	33.7
	Total U.S. Treasury Repurchase Agreement (Cost $136,960,000)	136,960,000	61.6
	Total Investments in Securities (Cost $221,606,185)	$221,606,185	99.7
	Assets in Excess of Other Liabilities	704,706	0.3
	Net Assets	$222,310,891	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements
15

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$71,647,999	$—	$71,647,999
U.S. Treasury Debt	—	12,998,186	—	12,998,186
U.S. Treasury Repurchase Agreement	—	136,960,000	—	136,960,000
Total Investments, at fair value	$—	$221,606,185	$—	$221,606,185

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2020:
Counterparty	U.S. Treasury Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$136,960,000	$(136,960,000)	$—
Totals	$136,960,000	$(136,960,000)	$—

(1)
Collateral with a fair value of  $140,448,822 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $221,606,755.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(570)
Net Unrealized Depreciation	$(570)

See Accompanying Notes to Financial Statements
16

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163308 (0920-111920)

Semi-Annual Report

September 30, 2020

Voya Floating Rate Fund

Classes A, C, I, P, R and W

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Signs of Hope Amid Gusting Market Winds

Dear Shareholder,

After five straight months of gains, stock markets felt the pull of gravity in September as coronavirus cases resurged and confidence in the economic outlook faltered. Nevertheless, strong gains in earlier months offset the September downdraft; as a result, the S&P 500® Index(1) gained more than 31% for the six-month period ended September 30, 2020. Expectations for further fiscal stimulus, optimism about progress in developing a coronavirus vaccine, positive economic momentum and better-than-expected corporate earnings were among the widely cited market drivers during the period. Also undergirding sentiment was the U.S. Federal Reserve Board’s (“Fed”) decision to cease pre-emptively raising interest rates to forestall inflation; a policy shift that we think is likely to keep rates low — and supportive of equities — for a long time.

The economy continues to recover, albeit more slowly than before, with the pandemic intensifying — and flu season imminent — the question arises whether the recovery is sustainable. The Fed appears committed to providing economic and financial market stability; but in our opinion monetary policy alone cannot sustain the momentum — fiscal stimulus also is needed, and we believe will be key to the re-acceleration of consumer spending and industrial production.

As of this writing, in our view market participants seem to expect another round of coronavirus relief, although the persistent stalemate in Congress makes a delivery date hard to predict. Development and distribution of an effective vaccine against COVID-19 remains a more distant milestone, potentially in the latter half of 2021. In the meantime, Voya continues to emphasize clear-eyed assessment of heightened economic and market uncertainties.

While we strive to be humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We remain convinced that diversifying portfolios as broadly as possible offersthe most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss them thoroughly with your financial advisor before making any shifts of your portfolio strategy.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
October 26, 2020

(1)	The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2020*
Class A	$1,000.00	$1,116.40	1.14%	$6.05	$1,000.00	$1,019.35	1.14%	$5.77
Class C	1,000.00	1,112.30	1.89	10.01	1,000.00	1,015.59	1.89	9.55
Class I	1,000.00	1,119.00	0.89	4.73	1,000.00	1,020.61	0.89	4.51
Class P	1,000.00	1,122.00	0.29	1.54	1,000.00	1,023.61	0.29	1.47
Class R	1,000.00	1,115.20	1.39	7.37	1,000.00	1,018.10	1.39	7.03
Class W	1,000.00	1,118.90	0.89	4.73	1,000.00	1,020.61	0.89	4.51

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2020 (UNAUDITED)

ASSETS:
Investments in securities at fair value (Cost $560,171,659)	$530,904,869
Short-term investments at fair value (Cost $20,505,117)	20,502,436
Cash	46,973
Receivables:
Investment securities sold	29,540,227
Fund shares sold	1,211,990
Interest	1,169,622
Dividend	2,164
Prepaid structuring fee (Note 7)	200,267
Prepaid expenses	49,213
Reimbursement due from Investment Adviser	59,101
Other assets	45,273
Total assets	583,732,135
LIABILITIES:
Notes payable	12,000,000
Payable for investment securities purchased	11,888,136
Payable for fund shares redeemed	5,783,727
Income distribution payable	60,111
Payable for investment management fees	260,049
Payable for distribution and shareholder service fees	67,222
Accrued trustees fees	60,844
Payable to trustees under the deferred compensation plan (Note 8)	45,273
Payable for commitment fees on line of credit (Note 7)	116,875
Unfunded loan commitments (Note 9)	54,118
Other accrued expenses and liabilities	757,032
Total liabilities	31,093,387
NET ASSETS	$552,638,748
NET ASSETS WERE COMPRISED OF:
Paid-in capital	753,745,289
Total distributable loss	(201,106,541)
NET ASSETS	$552,638,748

See Accompanying Notes to Financial Statements

3

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$37,954,396
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,320,606
Net asset value and redemption price per share(2)	$8.78
Maximum offering price per share (2.50%)(1)	$9.01

Class C:
Net assets	$19,241,880
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,190,499
Net asset value and redemption price per share(2)	$8.78

Class I:
Net assets	$304,633,279
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	34,674,355
Net asset value and redemption price per share	$8.79

Class P:
Net assets	$76,387,499
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	8,712,212
Net asset value and redemption price per share	$8.77

Class R:
Net assets	$100,553,876
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,465,150
Net asset value and redemption price per share	$8.77

Class W:
Net assets	$13,867,818
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,576,058
Net asset value and redemption price per share	$8.80

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

4

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENT INCOME:
Interest	$14,613,010
Dividend	39,098
Total investment income	14,652,108

EXPENSES:
Investment management fees	2,064,914
Distribution and service fees:
Class A	61,394
Class C	102,477
Class R	259,518
Transfer agent fees:
Class A	32,624
Class C	13,613
Class I	67,889
Class P	350
Class P3(1)	29
Class R	68,954
Class W	13,672
Shareholder reporting expense	32,940
Custody and accounting expense	317,932
Registration fees	61,078
Professional fees	78,046
Trustees fees	36,600
Structuring fee (Note 7)	167,065
Commitment fees on line of credit (Note 7)	178,496
Miscellaneous expense	54,461
Interest expense	89,255
Total expenses	3,701,307
Waived and reimbursed fees	(772,113)
Net expenses	2,929,194
Net investment income	11,722,914

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(58,554,394)
Net change in unrealized appreciation (depreciation) on Investments	121,026,530
Net realized and unrealized gain	62,472,136
Increase in net assets resulting from operations	74,195,050

(1)	Class P3 was fully redeemed on April 30, 2020.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
FROM OPERATIONS:
Net investment income	$11,722,914	$65,903,483
Net realized loss	(58,554,394)	(68,486,658)
Net change in unrealized appreciation (depreciation)	121,026,530	(104,110,887)
Net increase (decrease) in net assets resulting from operations	74,195,050	(106,694,062)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(844,329)	(2,975,473)
Class C	(275,318)	(1,352,004)
Class I	(6,156,239)	(46,817,372)
Class P	(2,395,687)	(7,240,268)
Class P3(1)	(11,866)	(150,956)
Class R	(1,649,203)	(6,175,696)
Class W	(391,176)	(2,461,712)
Total distributions	(11,723,818)	(67,173,481)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	72,852,471	387,431,929
Reinvestment of distributions	11,231,051	64,849,161
	84,083,522	452,281,090
Cost of shares redeemed	(354,008,286)	(1,025,097,472)
Net decrease in net assets resulting from capital share transactions	(269,924,764)	(572,816,382)
Net decrease in net assets	(207,453,532)	(746,683,925)
NET ASSETS:
Beginning of year or period	760,092,280	1,506,776,205
End of year or period	$552,638,748	$760,092,280

(1)	Class P3 was fully redeemed on April 30, 2020.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses, net of fee waivers and/ or recoupments, if any(2)(3)	Expenses, net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio Turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-20+	8.00	0.15		0.78	0.93	0.15	—	—	0.15	8.78	11.64	1.35	1.14	1.14	3.46	37,954	18
03-31-20	9.59	0.46		(1.58)	(1.12)	0.47	—	—	0.47	8.00	(12.34)	1.18	1.10	1.10	4.83	52,014	52
03-31-19	9.86	0.46		(0.28)	0.18	0.45	—	—	0.45	9.59	1.90	1.14	1.05	1.05	4.75	59,614	58
03-31-18	9.93	0.35		(0.05)	0.30	0.35	—	0.02	0.37	9.86	3.09	1.13	1.02	1.02	3.58	43,839	82
03-31-17	9.70	0.37	*	0.25	0.62	0.39	—	—	0.39	9.93	6.49	1.11	1.03	1.03	3.79	93,318	69
03-31-16	10.11	0.38		(0.41)	(0.03)	0.38	—	—	0.38	9.70	(0.25)	1.08	1.04	1.04	3.84	39,820	46
Class C
09-30-20+	8.00	0.11		0.78	0.89	0.11	—	—	0.11	8.78	11.23	2.10	1.89	1.89	2.70	19,242	18
03-31-20	9.59	0.38		(1.58)	(1.20)	0.39	—	—	0.39	8.00	(13.00)	1.93	1.85	1.85	4.12	20,446	52
03-31-19	9.87	0.38	*	(0.28)	0.10	0.38	—	—	0.38	9.59	1.04	1.89	1.80	1.80	3.93	39,455	58
03-31-18	9.93	0.28		(0.04)	0.24	0.28	—	0.02	0.30	9.87	2.42	1.88	1.77	1.77	2.85	45,848	82
03-31-17	9.70	0.30	*	0.25	0.55	0.32	—	—	0.32	9.93	5.70	1.86	1.78	1.78	3.08	55,583	69
03-31-16	10.11	0.31		(0.41)	(0.10)	0.31	—	—	0.31	9.70	(1.00)	1.83	1.79	1.79	3.10	50,751	46
Class I
09-30-20+	8.00	0.16		0.79	0.95	0.16	—	—	0.16	8.79	11.90	1.01	0.89	0.89	3.73	304,633	18
03-31-20	9.59	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.00	(12.12)	0.88	0.85	0.85	5.15	427,504	52
03-31-19	9.87	0.48		(0.28)	0.20	0.48	—	—	0.48	9.59	2.07	0.80	0.80	0.80	4.93	1,160,464	58
03-31-18	9.93	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.87	3.46	0.75	0.75	0.75	3.89	1,338,826	82
03-31-17	9.70	0.40	*	0.25	0.65	0.42	—	—	0.42	9.93	6.76	0.76	0.76	0.76	4.09	1,156,695	69
03-31-16	10.11	0.41		(0.41)	—	0.41	—	—	0.41	9.70	0.01	0.79	0.79	0.79	4.12	900,493	46
Class P
09-30-20+	7.99	0.18		0.79	0.97	0.19	—	—	0.19	8.77	12.20	0.97	0.29	0.29	4.31	76,387	18
03-31-20	9.58	0.53	*	(1.56)	(1.03)	0.56	—	—	0.56	7.99	(11.52)	0.85	0.20	0.20	5.70	122,016	52
03-31-19	9.86	0.55		(0.29)	0.26	0.54	—	—	0.54	9.58	2.75	0.77	0.12	0.12	5.65	53,416	58
03-31-18	9.92	0.45		(0.05)	0.40	0.44	—	0.02	0.46	9.86	4.15	0.74	0.09	0.09	4.56	42,522	82
03-31-17	9.69	0.47		0.24	0.71	0.48	—	—	0.48	9.92	7.47	0.75	0.10	0.10	4.76	36,072	69
03-31-16	10.11	0.47		(0.41)	0.06	0.48	—	—	0.48	9.69	0.58	0.77	0.12	0.12	4.76	21,608	46
Class R
09-30-20+	7.99	0.14		0.78	0.92	0.14	—	—	0.14	8.77	11.52	1.60	1.39	1.39	3.20	100,554	18
03-31-20	9.58	0.43		(1.58)	(1.15)	0.44	—	—	0.44	7.99	(12.57)	1.43	1.35	1.35	4.60	99,774	52
03-31-19	9.85	0.44	*	(0.28)	0.16	0.43	—	—	0.43	9.58	1.65	1.39	1.30	1.30	4.48	139,026	58
03-31-18	9.91	0.33		(0.04)	0.29	0.33	—	0.02	0.35	9.85	2.94	1.38	1.27	1.27	3.36	118,071	82
03-31-17	9.69	0.35		0.24	0.59	0.37	—	—	0.37	9.91	6.12	1.36	1.28	1.28	3.58	119,041	69
03-31-16	10.10	0.35		(0.40)	(0.05)	0.36	—	—	0.36	9.69	(0.50)	1.33	1.29	1.29	3.60	107,927	46
Class W
09-30-20+	8.01	0.15		0.80	0.95	0.16	—	—	0.16	8.80	11.89	1.10	0.89	0.89	3.81	13,868	18
03-31-20	9.60	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.01	(12.10)	0.93	0.85	0.85	5.11	35,543	52
03-31-19	9.89	0.46	*	(0.27)	0.19	0.48	—	—	0.48	9.60	1.96	0.89	0.80	0.80	4.60	52,642	58
03-31-18	9.95	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.89	3.46	0.88	0.77	0.77	3.88	557,067	82
03-31-17	9.72	0.39	*	0.26	0.65	0.42	—	—	0.42	9.95	6.75	0.86	0.78	0.78	3.96	434,100	69
03-31-16	10.13	0.41		(0.41)	—	0.41	—	—	0.41	9.72	0.01	0.83	0.79	0.79	4.10	98,241	46

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
*	Calculated using average number of shares outstanding throughout the period.
+	Unaudited

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class P, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted

8

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

C. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

D. When-Issued and Delayed-Delivery Transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the loans. Interest income on such loans is not accrued until settlement date.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENTS

For the period ended September 30, 2020, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $107,015,413 and $327,459,080, respectively. At September 30, 2020, the Fund held loans valued at $527,570,135 representing 95.68% of its total investments. The fair value of these assets is established as set forth in Note 2.

The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I, Class P, and Class W) has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C	Class R
0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2020, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges	$756	$—
Contingent Deferred Sales Charges	5,813	96

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses,excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

Maximum Operating Expense Limit
(as a percentage of average daily net assets)

Class A — 1.00%
Class C — 1.75%
Class I — 0.75%
Class P — 0.15%
Class R — 1.25%
Class W — 0.75%

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2020, the amounts of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2021	2022	2023	Total
$6,105	$190,046	$488,283	$684,434

As of September 30, 2020, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	September 30,
	2021	2022	2023	Total
Class A	$43,071	$29,635	$39,953	$112,659
Class C	45,946	21,581	18,022	85,549
Class R	120,959	72,375	84,449	277,783
Class W	440,304	47,966	22,539	510,809

The Expense Limitation Agreement is contractual through August 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective May 27, 2020, the Fund has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company (“SSB”) for an aggregate amount of $200,000,000, through May 26, 2021. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) temporarily finance the redemption of shares of an investor in the Fund. The Fund pays a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears and a structuring fee of $307,129, which is expensed over a year. Prior to May 27, 2020, the aggregate amount was $350,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 27, 2020. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the One-Month LIBOR rate, plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended September 30, 2020 as below:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
136	$15,889,706	1.49%

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2020 the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	18.13%
Voya Investment Management Co. LLC	6.19

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Fund purchases shares

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 under the 1940 Act. For the period ended September 30, 2020, the Fund engaged in such purchase and sale transactions totaling $12,591,252 and $28,282,146, respectively.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2020, the per account fees for affiliated recordkeeping services paid by the Fund were $63,051.

NOTE 9 — UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

Funded portions of the credit agreements are presented within the Portfolio of Investments. At September 30, 2020, the Fund had the following unfunded loan commitment:

Unfunded Loan Commitment
Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan	$54,118

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class A
09-30-20	411,638	90,958	(2,682,301)	(2,179,705)	3,505,219	777,792	(23,062,532)	(18,779,521)
03-31-20	5,639,510	292,826	(5,646,601)	285,735	53,778,688	2,743,018	(52,770,320)	3,751,386
Class C
09-30-20	26,717	28,311	(419,770)	(364,742)	228,862	242,180	(3,605,188)	(3,134,146)
03-31-20	201,468	126,244	(1,885,559)	(1,557,847)	1,916,440	1,189,893	(17,736,355)	(14,630,022)
Class I
09-30-20	7,187,896	678,274	(26,627,806)	(18,761,636)	61,098,578	5,792,292	(222,693,191)	(155,802,321)
03-31-20	19,938,138	4,755,535	(92,232,126)	(67,538,453)	185,893,516	44,908,640	(859,301,235)	(628,499,079)
Class P
09-30-20	101,135	278,838	(6,933,624)	(6,553,651)	865,205	2,381,210	(59,779,496)	(56,533,081)
03-31-20	12,120,922	776,328	(3,204,975)	9,692,275	116,185,715	7,240,269	(30,254,592)	93,171,392
Class P3(1)
09-30-20	7,395	—	(356,813)	(349,418)	61,269	—	(2,939,936)	(2,878,667)
03-31-20	222,832	16,098	(114,495)	124,435	2,059,802	150,356	(1,075,423)	1,134,735
Class R
09-30-20	483,297	192,885	(1,699,867)	(1,023,685)	4,108,296	1,649,125	(14,578,184)	(8,820,763)
03-31-20	1,406,440	657,745	(4,090,945)	(2,026,760)	13,279,120	6,170,305	(37,621,501)	(18,172,076)
Class W
09-30-20	365,276	45,703	(3,271,508)	(2,860,529)	2,985,042	388,452	(27,349,759)	(23,976,265)
03-31-20	1,523,717	260,120	(2,828,336)	(1,044,499)	14,318,648	2,446,680	(26,338,046)	(9,572,718)

(1)	Share class was fully redeemed on April 30, 2020.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

tax-basis treatment; temporary differences are not reclassified. Key differences include capital loss carryforwards, wash sale deferrals and de minimis distributions in excess of net investment income.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends to shareholders was as follows:

Year Ended March 31, 2020	Year Ended March 31, 2019
Ordinary Income	Ordinary Income
$67,173,481	$99,130,268

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2020 were:

	Capital Loss Carryforwards
Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$(150,799,442)	$(26,618,372)	Short-term	None
	(85,994,622)	Long-term	None
	$(112,612,994)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to

14

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2020 (UNAUDITED) (CONTINUED)

NOTE 13 — MARKET DISRUPTION (continued)

result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2020, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0232	November 2, 2020	Daily
Class C	$0.0176	November 2, 2020	Daily
Class I	$0.0251	November 2, 2020	Daily
Class P	$0.0321	November 2, 2020	Daily
Class R	$0.0214	November 2, 2020	Daily
Class W	$0.0251	November 2, 2020	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

15

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited)

Ratings Distribution
as of September 30, 2020

BB or above	22.16%
B	68.91%
CCC or below	8.22%
Not Rated	0.71%

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund’s loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Standard & Poor. Ratings distribution is based on Standard & Poor’s senior secured facility ratings. The Standard & Poor’s rating scale is as follows, from excellent (high grade) to poor (including default): AAA to D, with intermediate ratings offered at each level between AA and CCC. Anything lower than a BBB- rating is considered a non-investment grade or junk bond. Any security that is not rated by Standard & Poor’s is placed in the NR (Not Rated) category. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

* Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: 95.5%
	Aerospace & Defense: 2.5%
1,064,650	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/27	$1,056,665	0.2
1,291,763	Amentum Government Services Holdings LLC Term Loan B, 3.647%, (US0001M + 3.500%), 02/01/27	1,280,460	0.2
3,996,914	American Airlines, Inc. 2018 Term Loan B, 1.895%, (US0001M + 1.750%), 06/27/25	2,485,856	0.4
389,025	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	388,981	0.1
1,974,289	KBR, Inc. 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/27	1,957,014	0.4
2,246,428	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/24	2,170,050	0.4
830,317	Science Applications International Corporation 2020 Incremental Term Loan B, 2.397%, (US0001M + 2.250%), 03/12/27	821,148	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Aerospace & Defense: (continued)
1,010,000	SkyMiles IP Ltd. 2020 1st Lien Term Loan B, 3.984%, (US0003M + 3.750%), 09/16/27	$1,019,942	0.2
2,972,525	TransDigm, Inc. 2020 Term Loan E, 2.397%, (US0001M + 2.250%), 05/30/25	2,817,294	0.5
		13,997,410	2.5

	Auto Components: 0.5%
3,055,399	Broadstreet Partners, Inc. 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 01/27/27	2,985,699	0.5

	Automotive: 3.7%
1,675,548	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	1,613,313	0.3
1,373,750	Autokiniton US Holdings, Inc. Term Loan, 5.906%, (US0001M + 5.750%), 05/22/25	1,323,952	0.2
809,938	Belron Finance US LLC 2018 Term Loan B, 2.754%, (US0003M + 2.500%), 11/13/25	801,333	0.1
3,258,558	Belron Finance US LLC 2019 USD Term Loan B, 2.768%, (US0003M + 2.500%), 10/30/26	3,232,760	0.6
305,585	Belron Finance US LLC USD Term Loan B, 2.742%, (US0003M + 2.500%), 11/07/24	302,911	0.1
660,932	Bright Bidco B.V. 2018 Term Loan B, 4.500%, (US0006M + 3.500%), 06/30/24	321,260	0.0
3,234,738	Clarios Global LP USD Term Loan B, 3.647%, (US0001M + 3.500%), 04/30/26	3,157,913	0.6
595,500	Dealer Tire, LLC 2020 Term Loan B, 4.397%, (US0001M + 4.250%), 12/12/25	583,590	0.1
3,512,776	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	3,468,135	0.6
1,426,926	Holley Purchaser, Inc. Term Loan B, 5.261%, (US0003M + 5.000%), 10/24/25	1,369,849	0.2
1,044,717	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/26	1,012,070	0.2

See Accompanying Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Automotive: (continued)
994,963	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 4.375%, (US0006M + 3.250%), 05/14/26	$945,215	0.2
1,492,288	Truck Hero, Inc. 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 04/22/24	1,463,842	0.3
994,987	Wand NewCo 3, Inc. 2020 Term Loan, 3.809%, (US0003M + 3.000%), 02/05/26	963,065	0.2
		20,559,208	3.7

	Beverage & Tobacco: 0.6%
3,340,466	Sunshine Investments B.V. USD Term Loan B3, 3.515%, (US0003M + 3.250%), 03/28/25	3,288,271	0.6

	Brokers, Dealers & Investment Houses: 0.4%
2,954,660	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.647%, (US0001M + 2.500%), 08/27/25	2,411,330	0.4

	Building & Development: 2.9%
866,874	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/26	868,319	0.2
3,116,461	Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750%), 08/01/24	3,061,923	0.6
3,136,888	GYP Holdings III Corp. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 06/01/25	3,102,577	0.6
1,852,813	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	1,841,232	0.3
2,269,373	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.147%, (US0001M + 4.000%), 05/30/25	2,182,381	0.4
230,000	LEB Holdings (USA), Inc Term Loan B, 4.234%, (US0003M + 4.000%), 09/25/27	228,491	0.0
2,307,475	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,284,400	0.4
1,740,984	Quikrete Holdings Inc Term Loan, 2.646%, (US0001M + 2.500%), 02/01/27	1,703,716	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Building & Development: (continued)
513,550	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	$496,859	0.1
		15,769,898	2.9

	Business Equipment & Services: 10.7%
1,787,090	24-7 Intouch Inc 2018 Term Loan, 4.897%, (US0001M + 4.750%), 08/25/25	1,670,929	0.3
2,671,261	AlixPartners, LLP 2017 Term Loan B, 2.645%, (US0001M + 2.500%), 04/04/24	2,611,158	0.5
329,175	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/13/26	327,803	0.1
1,023,001	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	1,013,090	0.2
995,000	Asplundh Tree Expert, LLC Term Loan B, 2.655%, (US0003M + 2.500%), 09/07/27	995,207	0.2
2,295,795	Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	2,149,438	0.4
960,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 3.234%, (US0003M + 3.000%), 10/30/26	957,800	0.2
558,600	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/27	559,472	0.1
2,409,917	Castle US Holding Corporation USD Term Loan B, 3.970%, (US0003M + 3.750%), 01/29/27	2,326,574	0.4
391,670	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	376,004	0.1
2,524,405	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	2,518,882	0.4
1,934,812	EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/23	1,913,448	0.3
1,496,133	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.397%, (US0001M + 3.250%), 10/01/25	1,483,509	0.3

See Accompanying Notes to Financial Statements

17

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
246,968		Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.720%, (US0003M + 3.500%), 08/01/24	$213,628	0.0
1,394,076		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.501%, (US0003M + 7.250%), 08/01/25	827,235	0.2
1,880,543		GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	1,781,814	0.3
2,217,498		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/24	2,184,235	0.4
120,345		iQor US Inc. 2020 DIP Delayed Draw Term Loan, 11.000%, (US0003M + 10.000%), 09/10/21	113,125	0.0
2,988,454	(1), (2),(3)	IQOR US Inc. 2nd Lien Term Loan, 8.984%, (US0003M + 8.750%), 04/01/22	100,860	0.0
1,180,671		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	1,083,266	0.2
1,390,000		Milano Acquisition Corp Term Loan B, 4.241%, (US0003M + 4.000%), 08/13/27	1,378,706	0.2
709,909		NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0001M + 3.500%), 08/08/24	671,041	0.1
593,513		Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/25	593,512	0.1
997,423		Nielsen Finance LLC USD Term Loan B4, 2.154%, (US0001M + 2.000%), 10/04/23	979,899	0.2
1,469,395		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	1,420,875	0.3
3,766,725		Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.397%, (US0001M + 3.250%), 05/01/25	3,651,369	0.7
3,020,537		Red Ventures, LLC 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 11/08/24	2,904,119	0.5
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Business Equipment & Services: (continued)
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.147%, (US0001M + 7.000%), 05/29/26	$447,175	0.1
610,389	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.397%, (US0001M + 3.250%), 05/30/25	590,552	0.1
1,971,240	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/24	1,877,606	0.3
845,750	Rockwood Service Corporation 2020 Term Loan, 4.397%, (US0001M + 4.250%), 01/23/27	841,521	0.2
2,287,055	Solera Holdings, Inc. USD Term Loan B, 2.938%, (US0002M + 2.750%), 03/03/23	2,243,356	0.4
3,954,944	Staples, Inc. 7 Year Term Loan, 5.251%, (US0003M + 5.000%), 04/16/26	3,672,446	0.7
1,779,778	SurveyMonkey Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 10/10/25	1,773,104	0.3
2,728,203	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.253%, (US0003M + 4.000%), 08/20/25	2,460,498	0.4
2,445,614	Verra Mobility Corporation 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/25	2,399,759	0.4
1,182,371	Verscend Holding Corp. 2018 Term Loan B, 4.647%, (US0001M + 4.500%), 08/27/25	1,175,966	0.2
1,307,705	West Corporation 2017 Term Loan, 5.000%, (US0001M + 4.000%), 10/10/24	1,196,083	0.2
3,532,283	Yak Access, LLC 2018 1st Lien Term Loan B, 5.223%, (US0003M + 5.000%), 07/11/25	3,055,425	0.6
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.223%, (US0003M + 10.000%), 07/10/26	717,800	0.1
		59,258,289	10.7

	Cable & Satellite Television: 2.5%
1,000,000	CSC Holdings, LLC 2019 Term Loan B5, 2.652%, (US0001M + 2.500%), 04/15/27	972,250	0.2

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Cable & Satellite Television: (continued)
2,332,925	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.500%), 02/01/24	$2,322,840	0.4
482,741	Radiate Holdco, LLC 2020 Term Loan, 3.734%, (US0003M + 3.500%), 09/11/26	475,236	0.1
1,439,125	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750%), 12/07/26	1,395,951	0.3
1,970,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.402%, (US0001M + 2.250%), 04/30/28	1,902,527	0.3
455,000	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.741%, (US0003M + 3.500%), 01/31/29	442,033	0.1
455,000	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.734%, (US0003M + 3.500%), 01/31/29	442,033	0.1
2,998,077	Virgin Media Bristol LLC USD Term Loan N, 2.652%, (US0001M + 2.500%), 01/31/28	2,919,377	0.5
2,703,768	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	2,670,533	0.5
		13,542,780	2.5

	Chemicals & Plastics: 2.9%
1,516,168	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	1,495,321	0.3
1,197,900	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	1,198,400	0.2
1,105,914	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 1.970%, (US0003M + 1.750%), 06/01/24	1,081,860	0.2
2,449,858	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/25	2,425,359	0.4
395,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000%), 09/06/24	395,987	0.1
2,096,491	Diamond (BC) B.V. USD Term Loan, 3.261%, (US0003M + 3.000%), 09/06/24	1,967,427	0.3
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Chemicals & Plastics: (continued)
535,000		Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/25	$533,829	0.1
1,040,047		Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	1,023,146	0.2
1,203,114		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.905%, (US0001M + 4.750%), 10/15/25	1,161,005	0.2
284,288		PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/27	283,861	0.1
2,817,954		Starfruit Finco B.V 2018 USD Term Loan B, 3.151%, (US0001M + 3.000%), 10/01/25	2,733,415	0.5
1,475,812		Tronox Finance LLC Term Loan B, 3.177%, (US0001M + 3.000%), 09/23/24	1,457,364	0.3
			15,756,974	2.9

		Consumer, Cyclical: 0.2%
2,075,804	(1), (2),(3)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.734%, (US0003M + 3.500%), 05/30/25	173,849	0.0
845,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/27	860,381	0.2
			1,034,230	0.2

		Consumer, Non-cyclical: 0.2%
976,310		Lifescan Global Corporation 2018 1st Lien Term Loan, 7.175%, (US0006M + 6.000%), 10/01/24	925,054	0.2

		Containers & Glass Products: 3.2%
2,487		Berry Global, Inc. Term Loan Y, 2.156%, (US0001M + 2.000%), 07/01/26	2,417	0.0
1,422,809		BWAY Holding Company 2017 Term Loan B, 3.523%, (US0003M + 3.250%), 04/03/24	1,346,777	0.2
1,781,948		Charter NEX US, Inc. Incremental Term Loan, 3.397%, (US0001M + 3.250%), 05/16/24	1,743,191	0.3

See Accompanying Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Containers & Glass Products: (continued)
993,939	Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 05/22/24	$985,656	0.2
650,092	Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/23	636,115	0.1
3,669,672	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.546%, (US0003M + 3.250%), 06/29/25	3,571,050	0.7
560,000	Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/27	558,031	0.1
1,695,000	Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/24	1,675,224	0.3
605,000	Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/26	597,437	0.1
660,000	Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0002M + 8.500%), 11/18/24	621,225	0.1
2,200,000	Reynolds Group Holdings Inc. 2020 Term Loan, 3.484%, (US0003M + 3.250%), 02/03/26	2,169,750	0.4
1,964,133	Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750%), 02/05/23	1,948,175	0.3
345,000	Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/27	345,539	0.1
1,614,799	TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0003M + 3.750%), 11/30/23	1,602,014	0.3
		17,802,601	3.2

	Cosmetics/Toiletries: 0.6%
2,180,302	Anastasia Parent, LLC 2018 Term Loan B, 3.970%, (US0003M + 3.750%), 08/11/25	961,718	0.2
2,305,475	Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.256%, (US0003M + 4.000%), 06/30/24	2,266,571	0.4
		3,228,289	0.6
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Drugs: 1.0%
2,979,474	Endo Luxembourg Finance Company I S.ar.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250%), 04/29/24	$2,855,507	0.5
2,779,064	Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000%), 05/22/26	2,759,958	0.5
		5,615,465	1.0

	Ecological Services & Equipment: 0.6%
3,070,217	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000%), 05/30/25	3,061,145	0.6

	Electronics/Electrical: 13.6%
240,000	Allegro Microsystems, Inc. Term Loan, 4.984%, (US0003M + 4.750%), 09/24/27	239,700	0.0
2,072,694	ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	1,967,764	0.4
1,193,643	Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 02/12/25	1,182,900	0.2
2,635,304	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.397%, (US0001M + 4.250%), 10/02/25	2,565,139	0.5
1,210,238	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.147%, (US0001M + 4.000%), 04/18/25	1,197,001	0.2
824,613	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 01/31/26	817,398	0.1
1,447,236	Cohu, Inc. 2018 Term Loan B, 3.147%, (US0001M + 3.000%), 10/01/25	1,396,583	0.2
1,220,000	Cornerstone OnDemand, Inc. Term Loan B, 4.406%, (US0001M + 4.250%), 04/22/27	1,219,619	0.2
1,051,513	Dynatrace LLC 2018 1st Lien Term Loan, 2.397%, (US0001M + 2.250%), 08/22/25	1,036,179	0.2
1,462,613	EagleView Technology Corporation 2018 Add On Term Loan B, 3.756%, (US0003M + 3.500%), 08/14/25	1,423,306	0.3

See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
1,050,813	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 06/26/25	$948,358	0.2
1,805,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/27	1,800,713	0.3
2,104,900	Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0001M + 4.250%), 09/27/24	2,093,060	0.4
2,231,650	GlobalFoundries Inc USD Term Loan B, 5.000%, (US0003M + 4.750%), 06/05/26	2,231,650	0.4
1,496,250	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.646%, (US0001M + 2.500%), 08/10/27	1,477,547	0.3
945,276	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0003M + 4.250%), 10/24/25	933,165	0.2
2,222,214	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/24	2,213,880	0.4
695,000	Hyland Software, Inc. 2020 Term Loan B, 3.734%, (US0003M + 3.500%), 07/01/24	693,117	0.1
1,999,638	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,972,559	0.4
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	1,323,243	0.2
1,855,675	Informatica LLC, 2020 USD Term Loan B, 3.397%, (US0001M + 3.250%), 02/25/27	1,815,468	0.3
1,505,000	LogMeIn, Inc. Term Loan B, 4.906%, (US0003M + 4.750%), 08/14/27	1,457,341	0.3
386,935	MA FinanceCo., LLC USD Term Loan B3, 2.647%, (US0001M + 2.500%), 06/21/24	371,070	0.1
3,933,855	McAfee, LLC 2018 USD Term Loan B, 3.896%, (US0001M + 3.750%), 09/30/24	3,909,882	0.7
2,217,729	MH Sub I, LLC 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500%), 09/13/24	2,171,469	0.4
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 8.500%, (US0003M + 7.500%), 09/15/25	$2,536,825	0.4
2,210,541	Project Boost Purchaser, LLC 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 06/01/26	2,155,277	0.4
2,294,138	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	2,264,745	0.4
736,986	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.511%, (US0003M + 4.250%), 05/16/25	723,475	0.1
2,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 8.511%, (US0003M + 8.250%), 05/18/26	1,872,500	0.4
2,712,230	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	2,669,002	0.5
1,010,000	Redstone Buyer LLC Term Loan, 6.000%, (US0003M + 5.000%), 09/01/27	1,006,844	0.2
1,389,191	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	1,252,356	0.2
685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 8.511%, (US0003M + 8.250%), 11/27/26	635,623	0.1
1,562,037	Rocket Software, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 11/28/25	1,534,981	0.3
2,613,065	Seattle Spinco, Inc. USD Term Loan B3, 2.647%, (US0001M + 2.500%), 06/21/24	2,506,092	0.4
550,279	SkillSoft Corporation 2020 First Out Rolled Up Exit TL, 8.500%, (US0003M + 7.500%), 12/27/24	555,782	0.1
1,704,173	SkillSoft Corporation 2020 Take Back 2nd Out Term Loan, 8.500%, (US0003M + 7.500%), 04/27/25	1,687,131	0.3
3,118,351	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/24	3,068,457	0.6

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
1,903,389	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.753%, (US0003M + 3.500%), 05/16/25	$1,846,287	0.3
1,067,325	Surf Holdings, LLC USD Term Loan, 3.750%, (US0003M + 3.500%), 03/05/27	1,045,597	0.2
1,115,000	Tech Data Corporation ABL Term Loan, 3.645%, (US0001M + 3.500%), 06/30/25	1,118,716	0.2
58,158	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/26	36,785	0.0
971,659	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 8.000%, (US0003M + 7.000%), 02/28/25	936,739	0.2
370,000	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/26	369,451	0.1
2,202,725	Ultimate Software Group Inc(The) Term Loan B, 3.897%, (US0001M + 3.750%), 05/04/26	2,188,443	0.4
1,410,000	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/25	1,380,390	0.2
780,666	Web.com Group, Inc. 2018 2nd Lien Term Loan, 7.901%, (US0001M + 7.750%), 10/09/26	745,536	0.1
1,134,931	Web.com Group, Inc. 2018 Term Loan B, 3.901%, (US0001M + 3.750%), 10/10/25	1,097,573	0.2
1,639,250	Xperi Corporation 2020 Term Loan B, 4.147%, (US0001M + 4.000%), 06/01/25	1,601,342	0.3
		75,294,060	13.6

	Financial: 0.2%
1,313,709	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/24	1,294,003	0.2

	Financial Intermediaries: 2.3%
1,364,599	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 06/15/25	1,293,241	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Financial Intermediaries: (continued)
1,170,217	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.406%, (US0001M + 2.250%), 04/23/26	$1,123,408	0.2
925,154	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 08/21/25	894,701	0.2
1,805,475	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	1,798,892	0.3
2,405,138	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.145%, (US0001M + 3.000%), 07/21/25	2,326,370	0.4
853,550	First Eagle Holdings, Inc. 2020 Term Loan B, 2.720%, (US0003M + 2.500%), 02/01/27	835,626	0.1
1,172,462	Focus Financial Partners, LLC 2020 Term Loan, 2.147%, (US0001M + 2.000%), 07/03/24	1,144,251	0.2
876,438	VFH Parent LLC 2019 Term Loan B, 3.151%, (US0001M + 3.000%), 03/01/26	871,508	0.2
2,735,327	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.799%, (US0003M + 2.500%), 07/01/26	2,701,135	0.5
		12,989,132	2.3

	Food Products: 1.5%
1,460,021	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.651%, (US0001M + 3.500%), 10/01/25	1,452,720	0.2
400,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 7.901%, (US0001M + 7.750%), 10/01/26	397,000	0.1
1,331,046	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	1,336,038	0.2
1,357,888	B&G Foods, Inc. 2019 Term Loan B4, 2.647%, (US0001M + 2.500%), 10/10/26	1,357,251	0.3
1,236,900	Froneri International PLC 2020 USD Term Loan, 2.397%, (US0001M + 2.250%), 01/31/27	1,194,189	0.2

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Food Products: (continued)
621,286		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/25	$594,817	0.1
970,000	(1), (2),(3)	NPC International, Inc. 2nd Lien Term Loan, 7.734%, (US0003M + 7.500%), 04/18/25	67,900	0.0
2,098,066		Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/25	2,053,482	0.4
			8,453,397	1.5

		Food Service: 0.9%
400,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	335,145	0.0
2,554,109		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0001M + 2.500%), 10/04/23	2,301,252	0.4
2,650,793		Hearthside Food Solutions, LLC 2018 Term Loan B, 3.834%, (US0001M + 3.688%), 05/23/25	2,588,664	0.5
			5,225,061	0.9

		Food/Drug Retailers: 1.7%
2,170,738		EG Finco Limited 2018 USD Term Loan, 4.220%, (US0003M + 4.000%), 02/07/25	2,122,802	0.4
1,675,521		Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/24	1,524,724	0.3
1,279,129		Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	1,279,129	0.2
1,524,600		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	1,457,899	0.3
2,879,600		United Natural Foods, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 10/22/25	2,817,124	0.5
			9,201,678	1.7

		Forest Products: 0.3%
1,767,150		LABL, Inc. 2019 USD Term Loan, 4.647%, (US0001M + 4.500%), 07/01/26	1,758,756	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: 6.0%
1,511,975	Accelerated Health Systems, LLC Term Loan B, 3.651%, (US0001M + 3.500%), 10/31/25	$1,474,176	0.3
1,197,438	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	1,054,643	0.2
530,000	ASP Navigate Acquisition Corp Term Loan, 4.734%, (US0003M + 4.500%), 09/24/27	526,025	0.1
1,367,779	Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000%), 06/02/25	1,343,272	0.2
374	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500%), 03/01/24	367	0.0
1,197,000	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0003M + 4.000%), 01/08/27	1,186,027	0.2
1,210,711	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	1,148,662	0.2
1,487,768	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 10/10/25	1,073,053	0.2
2,088,678	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/23	2,079,540	0.4
2,846,739	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/25	2,760,149	0.5
2,895,923	GoodRx, Inc. 1st Lien Term Loan, 2.897%, (US0001M + 2.750%), 10/10/25	2,849,316	0.5
1,541,480	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	1,513,059	0.3
3,120,726	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	3,113,988	0.6
1,372,929	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	1,352,703	0.2

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Health Care: (continued)
605,013		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.406%, (US0001M + 3.250%), 06/30/25	$581,065	0.1
54,118	(4)	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 4.000%), 03/31/27	53,399	0.0
662,553		Pathway Vet Alliance LLC 2020 Term Loan, 4.147%, (US0001M + 4.000%), 03/31/27	653,753	0.1
1,849,046		Phoenix Guarantor Inc 2020 Term Loan B, 3.401%, (US0001M + 3.250%), 03/05/26	1,808,983	0.3
2,175,664		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 11/17/25	2,118,100	0.4
2,580,282		Select Medical Corporation 2017 Term Loan B, 2.780%, (US0006M + 2.500%), 03/06/25	2,521,823	0.5
1,691,500		Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/26	1,687,271	0.3
2,294,813		Vizient, Inc. 2020 Term Loan B6, 2.147%, (US0001M + 2.000%), 05/06/26	2,254,654	0.4
			33,154,028	6.0

		Home Furnishings: 0.3%
1,551,781		Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/26	1,539,727	0.3

		Industrial: 0.5%
2,848,210		NCI Building Systems, Inc. 2018 Term Loan, 3.901%, (US0001M + 3.750%), 04/12/25	2,812,607	0.5

		Industrial Equipment: 2.2%
2,456,438		APi Group DE, Inc. Term Loan B, 2.647%, (US0001M + 2.500%), 10/01/26	2,410,379	0.4
1,398,578		CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.905%, (US0001M + 3.750%), 11/17/25	1,319,690	0.3
2,960,539		Filtration Group Corporation 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 03/29/25	2,911,195	0.5
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Industrial Equipment: (continued)
1,531,163	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/01/27	$1,512,662	0.3
1,846,325	Granite Holdings US Acquisition Co. Term Loan B, 5.470%, (US0003M + 5.250%), 09/30/26	1,754,009	0.3
1,047,375	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	1,000,243	0.2
1,215,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0003M + 4.250%), 07/30/27	1,207,514	0.2
		12,115,692	2.2

	Insurance: 6.0%
1,950,328	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/25	1,922,697	0.3
3,258,764	Acrisure, LLC 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/15/27	3,156,344	0.6
2,801,645	Alera Group Holdings, Inc. 2018 Term Loan B, 4.269%, (US0006M + 4.000%), 08/01/25	2,760,789	0.5
1,109,680	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 05/09/25	1,079,788	0.2
2,390,850	Alliant Holdings Intermediate, LLC Term Loan B, 3.401%, (US0001M + 3.250%), 05/09/25	2,352,745	0.4
2,647,774	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	2,630,674	0.5
1,793,063	Aretec Group, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 10/01/25	1,714,616	0.3
3,326,047	AssuredPartners, Inc. 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/12/27	3,235,412	0.6
1,031,653	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	1,026,065	0.2
1,197,845	Hub International Limited 2018 Term Loan B, 3.264%, (US0003M + 3.000%), 04/25/25	1,159,514	0.2

See Accompanying Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Insurance: (continued)
3,737,747	NFP Corp. 2020 Term Loan, 3.397%, (US0001M + 3.250%), 02/15/27	$3,589,403	0.7
715,000	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/27	711,425	0.1
3,746,634	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 12/31/25	3,624,198	0.7
3,268,457	USI, Inc. 2017 Repriced Term Loan, 3.220%, (US0003M + 3.000%), 05/16/24	3,168,360	0.5
962,725	USI, Inc. 2019 Incremental Term Loan B, 4.220%, (US0003M + 4.000%), 12/02/26	958,995	0.2
		33,091,025	6.0

	Leisure Good/Activities/Movies: 4.0%
826,614	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000%), 06/17/21	704,688	0.1
726,311	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0003M + 10.000%), 06/17/21	619,180	0.1
184,075	Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0001M + 4.500%), 08/01/26	182,694	0.0
720,488	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.220%, (US0003M + 3.000%), 04/22/26	466,516	0.1
1,515,000	Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/27	1,539,619	0.3
1,244	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000%), 05/24/27	1,208	0.0
2,748,706	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750%), 09/18/24	2,369,327	0.4
1,613	Crown Finance US, Inc. 2018 USD Term Loan, 2.519%, (US0006M + 2.250%), 02/28/25	1,099	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,806,700	Crown Finance US, Inc. 2019 Incremental Term Loan, 2.769%, (US0006M + 2.500%), 09/30/26	$1,212,296	0.2
3,058,485	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/25	1,899,319	0.4
2,946,970	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.897%, (US0001M + 2.750%), 07/31/24	2,858,561	0.5
2,028,312	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	1,739,911	0.3
2,497,688	Playtika Holding Corp Term Loan B, 7.000%, (US0006M + 6.000%), 12/10/24	2,506,742	0.5
944,510	SRAM, LLC 2018 Term Loan B, 3.779%, (US0006M + 2.750%), 03/15/24	944,510	0.2
2,770,577	Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750%), 02/01/26	2,759,323	0.5
1,621,125	WeddingWire, Inc. 1st Lien Term Loan, 4.647%, (US0001M + 4.500%), 12/19/25	1,556,280	0.3
600,000	WeddingWire, Inc. 2nd Lien Term Loan, 8.397%, (US0001M + 8.250%), 12/21/26	516,000	0.1
		21,877,273	4.0

	Lodging & Casinos: 3.2%
1,122,188	Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,122,714	0.2
2,474,874	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.897%, (US0001M + 2.750%), 12/23/24	2,326,037	0.4
2,830,000	Caesars Resort Collection, LLC 2020 Term Loan B1, 4.688%, (US0001M + 4.500%), 07/21/25	2,747,121	0.5
2,519,656	Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/24	2,449,914	0.4
2,031,250	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,962,695	0.4

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Lodging & Casinos: (continued)
1,881,950		PCI Gaming Authority Term Loan, 2.647%, (US0001M + 2.500%), 05/29/26	$1,834,431	0.3
2,647,125		Scientific Games International, Inc. 2018 Term Loan B5, 3.471%, (US0006M + 2.750%), 08/14/24	2,503,849	0.5
1,731,264		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.720%, (US0003M + 3.500%), 07/10/25	1,733,788	0.3
1,119,520		Station Casinos LLC 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 02/08/27	1,072,640	0.2
			17,753,189	3.2

		Nonferrous Metals/Minerals: 1.2%
4,642,311	(1), (2),(3)	Covia Holdings Corporation Term Loan, 6.234%, (US0003M + 6.000%), 06/01/25	3,435,310	0.6
3,472,090		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,946,068	0.6
			6,381,378	1.2

		Oil & Gas: 0.9%
2,670,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	2,149,350	0.4
1,402,666		Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	738,738	0.1
954,712		HGIM Corp. 2018 Exit Term Loan, 7.005%, (US0003M + 6.000%), 07/02/23	453,488	0.1
1,518,225		Lower Cadence Holdings LLC Term Loan B, 4.147%, (US0001M + 4.000%), 05/22/26	1,408,154	0.3
			4,749,730	0.9

		Publishing: 0.3%
335,000		Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0001M + 3.250%), 08/16/27	335,000	0.0
1,496,250		Meredith Corporation 2020 Incremental Term Loan B, 4.397%, (US0001M + 4.250%), 01/31/25	1,486,898	0.3
			1,821,898	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Radio & Television: 4.4%
2,663,100	Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, (US0003M + 3.500%), 08/21/26	$2,436,736	0.4
1,192,950	Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/26	1,133,303	0.2
2,826,425	Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/26	2,204,612	0.4
3,325,598	Entercom Media Corp. 2019 Term Loan, 2.649%, (US0001M + 2.500%), 11/18/24	3,144,077	0.6
1,716,098	iHeartCommunications, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 05/01/26	1,632,009	0.3
3,657,927	NASCAR Holdings, Inc Term Loan B, 2.895%, (US0001M + 2.750%), 10/19/26	3,590,256	0.6
2,072,072	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.905%, (US0001M + 2.750%), 09/18/26	2,033,220	0.4
1,989,896	Sinclair Television Group Inc. Term Loan B2B, 2.647%, (US0001M + 2.500%), 09/30/26	1,948,606	0.3
3,697,665	Terrier Media Buyer, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 12/17/26	3,615,392	0.7
1,378,198	Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/13/26	1,344,088	0.3
1,319,583	Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/24	1,273,727	0.2
		24,356,026	4.4

	Retailers (Except Food & Drug): 2.0%
3,431,403	Bass Pro Group, LLC Term Loan B, 5.750%, (US0003M + 5.000%), 09/25/24	3,411,456	0.6
1,906,108	Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	731,810	0.1
821,423	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.151%, (US0001M + 2.000%), 02/03/24	808,588	0.1

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
3,649,954		Leslies Poolmart, Inc. 2016 Term Loan, 3.647%, (US0001M + 3.500%), 08/16/23	$3,592,271	0.7
1,463,266	(1),(3)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250%), 04/09/25	456,052	0.1
2,092,849		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	1,938,210	0.4
			10,938,387	2.0

		Surface Transport: 1.5%
3,201,608		Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500%), 11/06/24	3,184,099	0.6
2,240,442		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	2,199,368	0.4
2,224,202		Savage Enterprises LLC 2020 Term Loan B, 3.160%, (US0001M + 3.000%), 08/01/25	2,213,081	0.4
567,059		XPO Logistics, Inc. 2018 Term Loan B, 2.147%, (US0001M + 2.000%), 02/24/25	558,612	0.1
182,941		XPO Logistics, Inc. 2019 Term Loan B1, 2.650%, (US0001M + 2.500%), 02/24/25	181,442	0.0
			8,336,602	1.5

		Technology: 0.4%
2,261,215		Misys (Finastra)—TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,124,977	0.4

		Telecommunications: 8.2%
1,915,255		Altice Financing SA 2017 USD Term Loan B, 2.902%, (US0001M + 2.750%), 07/15/25	1,827,272	0.4

1,915,825		Altice Financing SA USD 2017 1st Lien Term Loan, 2.895%, (US0001M + 2.750%), 01/31/26	1,815,244	0.3
1,644,750		Altice France S.A. USD Term Loan B11, 2.897%, (US0001M + 2.750%), 07/31/25	1,571,147	0.3
2,309,427		Altice France S.A. USD Term Loan B12, 3.840%, (US0001M + 3.688%), 01/31/26	2,227,877	0.4
3,381,818		Asurion LLC 2017 2nd Lien Term Loan, 6.647%, (US0001M + 6.500%), 08/04/25	3,396,614	0.6
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Telecommunications: (continued)
3,983,657	Asurion LLC 2017 Term Loan B4, 3.147%, (US0001M + 3.000%), 08/04/22	$3,940,833	0.7
2,965,126	Asurion LLC 2018 Term Loan B7, 3.147%, (US0001M + 3.000%), 11/03/24	2,920,118	0.5
3,695,256	Avaya, Inc. 2018 Term Loan B, 4.401%, (US0001M + 4.250%), 12/15/24	3,668,311	0.7
330,000	Cablevision Lightpath LLC Term Loan B, 3.484%, (US0003M + 3.250%), 09/16/27	328,144	0.1
3,071,763	CenturyLink, Inc. 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 03/15/27	2,956,845	0.5
3,311,525	CommScope, Inc. 2019 Term Loan B, 3.397%, (US0001M + 3.250%), 04/06/26	3,234,946	0.6
2,422,825	Connect Finco Sarl Term Loan B, 4.647%, (US0001M + 4.500%), 12/11/26	2,354,683	0.4
1,220,000	Consolidated Communications, Inc. 2020 Term Loan B, 4.984%, (US0003M + 4.750%), 10/17/27	1,209,834	0.2
2,776,620	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 11/29/25	2,427,460	0.4
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.397%, (US0001M + 8.250%), 11/29/26	1,560,281	0.3
1,830,800	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	1,830,800	0.3
768,075	Northwest Fiber, LLC Term Loan B, 5.656%, (US0001M + 5.500%), 05/21/27	769,035	0.1
3,805,463	T-Mobile USA, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 04/01/27	3,807,160	0.7
2,764,603	Zayo Group Holdings, Inc. USD Term Loan, 3.147%, (US0001M + 3.000%), 03/09/27	2,689,373	0.5
940,000	Ziggo Financing Partnership USD Term Loan I, 2.652%, (US0001M + 2.500%), 04/30/28	908,536	0.2
		45,444,513	8.2

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Utilities: 1.4%
1,484,334	Calpine Corporation Term Loan B5, 2.400%, (US0001M + 2.250%), 01/15/24	$1,448,154	0.3
138,879	LMBE-MC Holdco II LLC Term Loan B, 4.310%, (US0003M + 4.000%), 12/03/25	136,883	0.0
408,895	Longview Power LLC 2020 Exit Term Loan, 11.500%, (US0003M + 10.000%), 07/30/25	433,429	0.1
2,232,673	Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	2,197,089	0.4
1,948,978	Sabre Industries, Inc. 2019 Term Loan B, 3.401%, (US0001M + 3.250%), 04/15/26	1,931,924	0.3
1,600,950	Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	1,472,874	0.3
		7,620,353	1.4
	Total Loans (Cost $555,509,802)	527,570,135	95.5

Shares			Value	Percentage of Net Assets

EQUITIES AND OTHER ASSETS: 0.6%
69,381	(5)	Cumulus Media, Inc. Class-A	372,576	0.1
3,799	(5)	Harvey Gulf International Marine LLC	950	0.0
8,527	(5)	Harvey Gulf International Marine LLC—Warrants	2,132	0.0
102,480	(5)	Longview Power LLC	563,640	0.1
88,701	(5),(6)	Save-A-Lot, Inc. / Moran Foods	—	0.0
15,961	(5)	SkillSoft Corp.	2,394,150	0.4
42,856	(5)	The Oneida Group (formerly EveryWare Global, Inc.)	1,286	0.0
		Total Equities and Other Assets (Cost $4,661,857)	3,334,734	0.6
		Total Long-Term Investments
		(Cost $560,171,659)	530,904,869	96.1
Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
		Mutual Funds: 3.7%
20,498,337	(7)	State Street Institutional Liquid Reserves Fund—Premier Class, 0.110% (Cost $20,505,117)	$20,502,436	3.7
		Total Short-Term Investments (Cost $20,505,117)	20,502,436	3.7
		Total Investments (Cost $580,676,776)	$551,407,305	99.8
		Assets in Excess of Other Liabilities	1,231,443	0.2
		Net Assets	$552,638,748	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	Loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.
(3)	The borrower has filed for protection in federal bankruptcy court.
(4)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.
(5)	Non-income producing security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of September 30, 2020 (Unaudited) (continued)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Loans	$—	$527,570,135	$—	$527,570,135
Equities and Other Assets	372,576	2,962,158	—	3,334,734
Short-Term Investments	20,502,436	—	—	20,502,436
Total Investments, at fair value	$20,875,012	$530,532,293	$—	$551,407,305

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $581,180,217.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,547,109
Gross Unrealized Depreciation	(32,320,021)
Net Unrealized Depreciation	$(29,772,912)

See Accompanying Notes to Financial Statements

29

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Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

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Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
163315 (0920-111920)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 53.4%
1,704,256		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$ 2,341,041	0.1
2,689,871		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	3,366,617	0.2
7,435,115		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	9,500,070	0.6
2,186,824		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	2,617,461	0.2
1,174,901		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	1,295,958	0.1
4,182,921	(1)	Fannie Mae 2010-150 PS, 6.452%, (-1.000*US0001M + 6.600%), 12/25/2039	280,371	0.0
5,256,960	(1)	Fannie Mae 2010-95 SB, 6.452%, (-1.000*US0001M + 6.600%), 09/25/2040	939,696	0.1
5,035,340		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	5,808,360	0.4
7,813,178	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	871,455	0.1
23,091,160	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	1,525,093	0.1
233,844	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.855%, 04/25/2042	245,131	0.0
1,105,687	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.273%, 01/25/2042	1,163,688	0.1
1,283,535		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	1,525,478	0.1
2,946,519		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	3,278,823	0.2
113,429		Fannie Mae REMIC Trust 2004-61 SH, 23.396%, (-3.998*US0001M + 23.988%), 11/25/2032	183,419	0.0
3,396,522	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.992%, 03/25/2043	3,445,113	0.2
3,233,541		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	3,621,657	0.2
685,477	(1)	Fannie Mae REMIC Trust 2005-17 ES, 6.602%, (-1.000*US0001M + 6.750%), 03/25/2035	95,412	0.0
627,734		Fannie Mae REMIC Trust 2005-59 NQ, 16.505%, (-2.500*US0001M + 16.875%), 05/25/2035	797,271	0.1
679,358		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	779,532	0.0
171,684		Fannie Mae REMIC Trust 2006-115 ES, 25.968%, (-4.000*US0001M + 26.560%), 12/25/2036	285,802	0.0
1,230,313	(1)	Fannie Mae REMIC Trust 2006-36 SP, 6.552%, (-1.000*US0001M + 6.700%), 05/25/2036	235,120	0.0
3,720,166	(1)	Fannie Mae REMIC Trust 2006-79 SH, 6.302%, (-1.000*US0001M + 6.450%), 08/25/2036	986,113	0.1
285,314	(2)	Fannie Mae REMIC Trust 2009-12 LK, 10.227%, 03/25/2039	337,451	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	2,395,121	0.1
4,056,827		Fannie Mae REMIC Trust 2010-155 JC, 4.000%, 12/25/2039	4,337,361	0.3
5,084,839		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	6,184,161	0.4
1,693,179		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,866,287	0.1
6,249,984	(1)	Fannie Mae REMIC Trust 2012-128 VS, 6.102%, (-1.000*US0001M + 6.250%), 06/25/2042	1,034,893	0.1
4,741,007	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	290,245	0.0
2,928,538	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	377,641	0.0
2,355,473	(1)	Fannie Mae REMIC Trust 2012-68 SD, 6.552%, (-1.000*US0001M + 6.700%), 06/25/2032	465,125	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	4,101,009	0.3
958,175	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	102,034	0.0
2,791,337	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	210,322	0.0
103,071		Fannie Mae REMICS 2004-89 ES, 12.954%, (-1.850*US0001M + 13.228%), 08/25/2034	103,867	0.0
4,640	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	4,404	0.0
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	1,151,967	0.1
1,984,167		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,315,389	0.1
4,474,875	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	285,898	0.0
10,284,488		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,454,037	0.7

See Accompanying Notes to Financial Statements

1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,858,230	0.2
2,785,806	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	2,577,491	0.2
1,245,735		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,373,764	0.1
14,255,745	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	1,178,664	0.1
5,120,142		Fannie Mae Series 2016-51 S, 5.772%, (-1.000*US0001M + 5.920%), 10/25/2043	5,768,402	0.4
2,410,338	(2)	Fannie Mae Trust 2004-W2 3A, 3.839%, 02/25/2044	2,536,081	0.2
2,220,522	(2)	Fannie Mae Trust 2004-W2 4A, 3.818%, 02/25/2044	2,327,519	0.1
1,693,234		Fannie Mae REMICS 2010-26 F, 0.918%, (US0001M + 0.770%), 11/25/2036	1,729,610	0.1
1,779,488		Fannie Mae REMICS 2010-39 FN, 0.978%, (US0001M + 0.830%), 05/25/2040	1,814,077	0.1
667,073		Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	832,301	0.1
750,000		Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	907,007	0.1
1,730,000		Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	2,065,529	0.1
4,233,944	(1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	389,222	0.0
3,457,510	(1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	300,595	0.0
1,401,927		Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,571,678	0.1
1,245,606		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,367,008	0.1
711,932		Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	818,074	0.1
1,410,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	1,569,946	0.1
4,283,554		Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	4,890,848	0.3
4,943,595		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	5,700,890	0.3
1,065,270		Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,336,793	0.1
2,587,291		Freddie Mac 3770 GA, 4.500%, 10/15/2040	3,101,703	0.2
2,563,152		Freddie Mac REMIC Trust 2005-S001 2A2, 0.298%, (US0001M + 0.150%), 09/25/2045	2,539,464	0.2
491,587		Freddie Mac REMIC Trust 2653 SC, 6.722%, (-0.500*US0001M + 6.800%), 07/15/2033	563,619	0.0
1,275,099		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	1,550,428	0.1
144,648		Freddie Mac REMIC Trust 3012 ST, 21.411%, (-3.600*US0001M + 21.960%), 04/15/2035	211,259	0.0
328,734		Freddie Mac REMIC Trust 3065 DC, 19.403%, (-3.000*US0001M + 19.860%), 03/15/2035	471,017	0.0
620,088		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	728,745	0.0
4,234,626	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	88,254	0.0
331,003	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	61,372	0.0
2,403	(1)	Freddie Mac REMIC Trust 3753 PS, 5.948%, (-1.000*US0001M + 6.100%), 06/15/2040	6	0.0
450,173		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	489,405	0.0
2,425,597		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	2,726,265	0.2
816,729	(1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	42,002	0.0
3,239,149		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,584,114	0.3
1,326,448		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,450,602	0.1
6,573,000		Freddie Mac REMICS 4136 LU, 3.000%, 07/15/2032	6,823,386	0.4
1,284,412		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,725,126	0.1
1,561,073	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.913%, 07/25/2033	1,641,369	0.1
999,879	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.919%, 02/25/2043	1,073,220	0.1
103,440	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 7.852%, (-1.000*US0001M + 8.000%), 10/25/2023	9,767	0.0

See Accompanying Notes to Financial Statements

2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

993,833		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,278,781	0.1
5,075,000		Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	5,881,605	0.4
8,834,409		Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	9,996,482	0.6
3,694,616		Freddie Mac REMICS 4249 CS, 4.534%, (-0.750*US0001M + 4.650%), 09/15/2043	3,780,337	0.2
2,877,185		Freddie Mac REMICS 4274 US, 5.698%, (-1.000*US0001M + 5.850%), 10/15/2035	3,190,871	0.2
9,618,729		Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	11,557,258	0.7
6,782,860		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	7,793,357	0.5
6,067,209		Freddie Mac REMICS 4764 CJ, 4.000%, 06/15/2045	6,246,366	0.4
4,226,978		Freddie Mac REMICS 4764 DA, 4.000%, 07/15/2045	4,355,401	0.3
2,597,868		Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,798,729	0.2
1,139,427		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	1,311,273	0.1
5,491,131		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,982,227	0.4
763,617		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	965,450	0.1
595,529		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	823,269	0.1
4,335,595		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	5,348,333	0.3
629,760		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	721,508	0.0
1,539,140		Ginnie Mae 2009-H01 FA, 1.306%, (US0001M + 1.150%), 11/20/2059	1,552,927	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,428,469	0.1
4,074,703		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	4,436,774	0.3
4,252,123	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	3,987,460	0.2
3,397,335	(1)	Ginnie Mae 2014-107 XS, 5.448%, (-1.000*US0001M + 5.600%), 07/16/2044	616,101	0.0
1,643,643	(1)	Ginnie Mae 2014-96 SQ, 5.448%, (-1.000*US0001M + 5.600%), 07/16/2044	288,389	0.0
10,231,369		Ginnie Mae 2015-H13 FG, 0.555%, (US0001M + 0.400%), 04/20/2065	10,231,035	0.6
20,276,671	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	2,536,999	0.2
1,426,234	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	86,985	0.0
18,523,177		Ginnie Mae 2016-H20 FB, 0.705%, (US0001M + 0.550%), 09/20/2066	18,605,550	1.1
1,481,378	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	185,040	0.0
3,141,815		Ginnie Mae Series 2003-86 ZC, 4.500%, 10/20/2033	3,473,796	0.2
116,329		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	129,357	0.0
1,065,008		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	1,179,555	0.1
742,121		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	848,113	0.1
366,189	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	348,438	0.0
2,797,217		Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	3,137,547	0.2
2,885,717		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	3,240,011	0.2
1,146,380	(1)	Ginnie Mae Series 2004-98 SA, 6.544%, (-1.000*US0001M + 6.700%), 11/20/2034	293,934	0.0
944,878		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	1,076,188	0.1
273,487	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	41,224	0.0
745,815	(1)	Ginnie Mae Series 2005-7 AH, 6.618%, (-1.000*US0001M + 6.770%), 02/16/2035	159,144	0.0
880,906	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	164,627	0.0
509,270		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	577,294	0.0
238,877		Ginnie Mae Series 2005-91 UP, 13.996%, (-2.000*US0001M + 14.300%), 09/16/2031	302,388	0.0
8,452,803		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	9,718,868	0.6
1,553,355		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,806,632	0.1
7,775,191	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	74,327	0.0
2,546,259		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	2,942,745	0.2
1,763,335	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	451,422	0.0
9,237		Ginnie Mae Series 2007-37 S, 24.742%, (-3.667*US0001M + 25.300%), 04/16/2037	9,465	0.0

See Accompanying Notes to Financial Statements

3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,799,246	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	1,647,405	0.1
105,001		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	120,228	0.0
332,181		Ginnie Mae Series 2007-48 SY, 19.794%, (-3.000*US0001M + 20.250%), 08/16/2037	493,249	0.0
1,993,913	(1)	Ginnie Mae Series 2007-53 SC, 6.344%, (-1.000*US0001M + 6.500%), 09/20/2037	487,911	0.0
56,743		Ginnie Mae Series 2007-53 SW, 19.736%, (-3.000*US0001M + 20.205%), 09/20/2037	85,999	0.0
1,081,794		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	1,212,132	0.1
3,021,657		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,615,998	0.2
586,290	(1)	Ginnie Mae Series 2008-3 SA, 6.394%, (-1.000*US0001M + 6.550%), 01/20/2038	142,730	0.0
1,072,889	(1)	Ginnie Mae Series 2008-40 PS, 6.348%, (-1.000*US0001M + 6.500%), 05/16/2038	224,272	0.0
2,580,972	(1)	Ginnie Mae Series 2008-82 SA, 5.844%, (-1.000*US0001M + 6.000%), 09/20/2038	567,840	0.0
4,562,466	(1)	Ginnie Mae Series 2009-110 SA, 6.198%, (-1.000*US0001M + 6.350%), 04/16/2039	511,853	0.0
813,378		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	975,316	0.1
1,519,114		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	1,752,040	0.1
1,029,000		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	1,239,416	0.1
2,592,565		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,980,280	0.2
2,393,757		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	2,695,505	0.2
3,184,621		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	3,670,074	0.2
273,934	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	10,538	0.0
1,991,819		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,668,517	0.2
5,929,740		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	8,579,795	0.5
3,405,172		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,469,453	0.3
1,548,734	(1)	Ginnie Mae Series 2009-66 QS, 5.944%, (-1.000*US0001M + 6.100%), 07/20/2039	209,166	0.0
866,645	(1)	Ginnie Mae Series 2009-77 SA, 5.998%, (-1.000*US0001M + 6.150%), 09/16/2039	187,366	0.0
3,657,445		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	4,324,795	0.3
1,033,313		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	1,415,246	0.1
620,591		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	740,308	0.0
1,465,476		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,835,207	0.1
1,942,579	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	218,849	0.0
10,371,000		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	12,082,271	0.7
1,641,004	(1)	Ginnie Mae Series 2010-116 NS, 6.498%, (-1.000*US0001M + 6.650%), 09/16/2040	329,866	0.0
141,493	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	10,623	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,733,664	0.1
3,146,778		Ginnie Mae Series 2010-146 NL, 4.000%, 10/16/2039	3,275,916	0.2
1,220,816	(1)	Ginnie Mae Series 2010-158 SA, 5.894%, (-1.000*US0001M + 6.050%), 12/20/2040	234,460	0.0
1,476,023		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	1,680,522	0.1
16,660,249	(1)	Ginnie Mae Series 2010-166 GS, 5.844%, (-1.000*US0001M + 6.000%), 12/20/2040	2,872,179	0.2
1,424,144	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	100,342	0.0
1,790,185		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	1,993,839	0.1
2,849,503		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	3,054,687	0.2
434,151	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	39,227	0.0
1,902,800		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	2,173,541	0.1
1,941,495	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	306,070	0.0
5,241,521		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	6,311,643	0.4

See Accompanying Notes to Financial Statements

4

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,430,454		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,615,124	0.1
4,281,130		Ginnie Mae Series 2010-H01 FA, 0.990%, (US0001M + 0.820%), 01/20/2060	4,318,107	0.3
10,447,506		Ginnie Mae Series 2010-H10 FB, 1.170%, (US0001M + 1.000%), 05/20/2060	10,612,133	0.6
6,086,803		Ginnie Mae Series 2010-H10 FC, 1.170%, (US0001M + 1.000%), 05/20/2060	6,170,551	0.4
1,608,333		Ginnie Mae Series 2010-H20 AF, 0.485%, (US0001M + 0.330%), 10/20/2060	1,605,492	0.1
336,327	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	43,989	0.0
3,766,503	(1)	Ginnie Mae Series 2011-141 PS, 6.548%, (-1.000*US0001M + 6.700%), 06/16/2041	739,374	0.0
100,013		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	111,334	0.0
246,611	(2)	Ginnie Mae Series 2011-169 BG, 5.433%, 04/16/2039	276,708	0.0
7,326,826		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	8,070,137	0.5
1,849,190		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	2,007,565	0.1
3,832,637	(1)	Ginnie Mae Series 2011-73 LS, 6.534%, (-1.000*US0001M + 6.690%), 08/20/2039	285,916	0.0
3,765,551		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	4,133,300	0.3
2,845,955		Ginnie Mae Series 2011-H03 FA, 0.655%, (US0001M + 0.500%), 01/20/2061	2,852,961	0.2
1,056,453		Ginnie Mae Series 2011-H07 FA, 0.655%, (US0001M + 0.500%), 02/20/2061	1,058,191	0.1
809,604		Ginnie Mae Series 2011-H11 FB, 0.655%, (US0001M + 0.500%), 04/20/2061	811,420	0.1
941,830	(1)	Ginnie Mae Series 2012-102 TI, 4.000%, 08/20/2039	28,990	0.0
2,281,366	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	148,884	0.0
519,093	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	38,429	0.0
6,431,933	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	325,849	0.0
538,216	(1)	Ginnie Mae Series 2012-34 MS, 6.548%, (-1.000*US0001M + 6.700%), 04/16/2041	83,693	0.0
23,377		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	23,528	0.0
4,247,673	(1)	Ginnie Mae Series 2012-48 SA, 6.498%, (-1.000*US0001M + 6.650%), 04/16/2042	1,039,178	0.1
5,940,811	(1)	Ginnie Mae Series 2012-60 SG, 5.948%, (-1.000*US0001M + 6.100%), 05/16/2042	1,397,962	0.1
1,417,591	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	163,289	0.0
1,933,823		Ginnie Mae Series 2012-H11 VA, 0.805%, (US0001M + 0.650%), 05/20/2062	1,949,048	0.1
18,624,870		Ginnie Mae Series 2012-H12 FB, 1.205%, (US0001M + 1.050%), 02/20/2062	18,877,959	1.2
1,131,827		Ginnie Mae Series 2012-H14 FK, 0.735%, (US0001M + 0.580%), 07/20/2062	1,135,833	0.1
8,766,785		Ginnie Mae Series 2012-H20 BA, 0.715%, (US0001M + 0.560%), 09/20/2062	8,793,311	0.5
1,644,683		Ginnie Mae Series 2012-H31 FD, 0.495%, (US0001M + 0.340%), 12/20/2062	1,642,026	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	8,163,987	0.5
1,390,095		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,514,400	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	397,212	0.0
1,050,166	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	111,735	0.0
5,432,632	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	777,906	0.0
2,304,241	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	93,335	0.0
2,247,190		Ginnie Mae Series 2013-H08 BF, 0.555%, (US0001M + 0.400%), 03/20/2063	2,246,461	0.1
3,174,904		Ginnie Mae Series 2013-H10 FT, 0.580%, (H15T1Y + 0.450%), 04/20/2063	3,150,233	0.2
4,822,933		Ginnie Mae Series 2013-H14 FC, 0.625%, (US0001M + 0.470%), 06/20/2063	4,829,436	0.3

See Accompanying Notes to Financial Statements

5

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

848,820		Ginnie Mae Series 2013-H18 BA, 0.755%, (US0001M + 0.600%), 07/20/2063	852,625	0.1
4,020,432		Ginnie Mae Series 2013-H19 DF, 0.805%, (US0001M + 0.650%), 05/20/2063	4,039,982	0.2
2,613,798		Ginnie Mae Series 2013-H20 FB, 1.155%, (US0001M + 1.000%), 08/20/2063	2,639,586	0.2
3,465,018		Ginnie Mae Series 2013-H23 FA, 1.455%, (US0001M + 1.300%), 09/20/2063	3,521,308	0.2
466,693		Ginnie Mae Series 2013-H24 FB, 0.885%, (US0001M + 0.730%), 09/20/2063	469,359	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	3,303,124	0.2
8,947,594		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	9,771,866	0.6
1,807,715	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	317,643	0.0
2,695,698	(1)	Ginnie Mae Series 2014-30 ES, 4.844%, (-1.000*US0001M + 5.000%), 03/20/2040	411,479	0.0
7,993,883		Ginnie Mae Series 2014-H05 FB, 0.755%, (US0001M + 0.600%), 12/20/2063	8,029,687	0.5
9,920,963	(2)	Ginnie Mae Series 2015-10 Q, 2.329%, 10/20/2044	10,745,153	0.7
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 2.030%, (-0.714*US0001M + 2.142%), 06/20/2045	222,364	0.0
12,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,807,290	0.8
2,761,499	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	272,282	0.0
8,275,812		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	8,816,646	0.5
3,408,441		Ginnie Mae Series 2015-H31 FT, 0.805%, (US0001M + 0.650%), 11/20/2065	3,423,674	0.2
11,843,311	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	1,472,153	0.1
5,269,756	(2)	Ginnie Mae Series 2016-5 AB, 4.682%, 01/20/2046	6,013,063	0.4
7,907,473		Ginnie Mae Series 2016-H08 FT, 0.875%, (US0001M + 0.720%), 02/20/2066	7,955,074	0.5
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	3,143,663	0.2
2,369,410		Ginnie Mae Series 2017-H19 FA, 0.605%, (US0001M + 0.450%), 08/20/2067	2,371,646	0.1
35,044,122		Ginnie Mae Series 2017-H23 FC, 0.605%, (US0001M + 0.450%), 11/20/2067	35,086,301	2.1
2,951,900		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,150,948	0.2
1,895,144		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	313,587	0.0
3,351,231		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	3,808,550	0.2
1,044,581		Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,369,925	0.1
6,987,753		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	8,157,287	0.5
850,149		Ginnie Mae Series 2011-128 TF, 0.602%, (US0001M + 0.450%), 05/16/2041	855,765	0.1
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	1,043,828	0.1
5,916,717		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	6,187,800	0.4
1,940,836		Ginnie Mae Series 2011-H01 AF, 0.605%, (US0001M + 0.450%), 11/20/2060	1,943,195	0.1
2,031,849		Ginnie Mae Series 2011-H20 FA, 0.705%, (US0001M + 0.550%), 09/20/2061	2,039,293	0.1
6,311,363		Ginnie Mae Series 2012-77 FE, 0.542%, (US0001M + 0.390%), 05/16/2041	6,343,305	0.4
1,378,714	(1)	Ginnie Mae Series 2012-93 NS, 5.944%, (-1.000*US0001M + 6.100%), 07/20/2042	265,697	0.0
10,754,076		Ginnie Mae Series 2012-H08 FA, 0.755%, (US0001M + 0.600%), 01/20/2062	10,802,930	0.7
4,335,365		Ginnie Mae Series 2012-H08 FB, 0.755%, (US0001M + 0.600%), 03/20/2062	4,352,323	0.3
1,505,112		Ginnie Mae Series 2012-H11 GA, 0.735%, (US0001M + 0.580%), 05/20/2062	1,510,220	0.1
2,843,941		Ginnie Mae Series 2012-H12 FA, 0.705%, (US0001M + 0.550%), 04/20/2062	2,852,636	0.2
2,999,486		Ginnie Mae Series 2012-H20 PT, 1.011%, (US0001M + 0.005%), 07/20/2062	2,997,490	0.2

See Accompanying Notes to Financial Statements

6

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

3,585,918		Ginnie Mae Series 2012-H26 BA, 0.505%, (US0001M + 0.350%), 10/20/2062	3,581,781	0.2
377,232		Ginnie Mae Series 2012-H29 FA, 0.670%, (US0001M + 0.515%), 10/20/2062	378,095	0.0
1,733,190		Ginnie Mae Series 2012-H30 GA, 0.505%, (US0001M + 0.350%), 12/20/2062	1,731,318	0.1
2,472,876		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	2,564,321	0.2
652,312		Ginnie Mae Series 2013-62 KS, 3.844%, (-1.000*US0001M + 4.000%), 03/20/2043	646,048	0.0
1,354,503	(1)	Ginnie Mae Series 2013-88 AI, 5.693%, (-1.000*US0001M + 5.850%), 06/20/2043	266,700	0.0
1,930,340	(1)	Ginnie Mae Series 2013-99 SK, 5.743%, (-1.000*US0001M + 5.900%), 07/20/2043	364,002	0.0
2,497,648		Ginnie Mae Series 2013-H02 FD, 0.495%, (US0001M + 0.340%), 12/20/2062	2,494,481	0.2
502,685		Ginnie Mae Series 2013-H07 HA, 0.565%, (US0001M + 0.410%), 03/20/2063	502,782	0.0
1,991,668		Ginnie Mae Series 2013-H13 FS, 1.155%, (US0001M + 1.000%), 06/20/2063	2,030,955	0.1
1,520,074		Ginnie Mae Series 2013-H14 FD, 0.625%, (US0001M + 0.470%), 06/20/2063	1,522,221	0.1
1,358,948		Ginnie Mae Series 2013-H14 FG, 0.625%, (US0001M + 0.470%), 05/20/2063	1,360,984	0.1
1,195,005		Ginnie Mae Series 2013-H15 FA, 0.695%, (US0001M + 0.540%), 06/20/2063	1,198,259	0.1
3,418,900		Ginnie Mae Series 2013-H17 FA, 0.705%, (US0001M + 0.550%), 07/20/2063	3,427,738	0.2
1,613,216		Ginnie Mae Series 2013-H18 EA, 0.655%, (US0001M + 0.500%), 07/20/2063	1,616,383	0.1
2,565,873		Ginnie Mae Series 2013-H18 FA, 0.655%, (US0001M + 0.500%), 06/20/2063	2,571,770	0.2
1,204,595		Ginnie Mae Series 2013-H21 FB, 0.855%, (US0001M + 0.700%), 09/20/2063	1,212,113	0.1
2,097,630		Ginnie Mae Series 2013-H22 FB, 0.855%, (US0001M + 0.700%), 08/20/2063	2,110,012	0.1
2,256,021	(1)	Ginnie Mae Series 2014-129 WS, 5.743%, (-1.000*US0001M + 5.900%), 09/20/2044	427,565	0.0
2,376,650	(1)	Ginnie Mae Series 2014-161 WS, 5.743%, (-1.000*US0001M + 5.900%), 11/20/2044	430,894	0.0
9,793,905		Ginnie Mae Series 2014-H03 FS, 0.805%, (US0001M + 0.650%), 02/20/2064	9,862,465	0.6
2,047,645		Ginnie Mae Series 2014-H06 FA, 0.725%, (US0001M + 0.570%), 03/20/2064	2,055,323	0.1
811,248		Ginnie Mae Series 2014-H06 HB, 0.805%, (US0001M + 0.650%), 03/20/2064	815,921	0.1
3,511,234		Ginnie Mae Series 2014-H11 VA, 0.655%, (US0001M + 0.500%), 06/20/2064	3,524,234	0.2
3,759,868		Ginnie Mae Series 2014-H15 FA, 0.655%, (US0001M + 0.500%), 07/20/2064	3,773,517	0.2
1,718,869		Ginnie Mae Series 2014-H21 FA, 0.805%, (US0001M + 0.650%), 10/20/2064	1,732,407	0.1
3,856,372		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	4,180,414	0.3
2,984,743		Ginnie Mae Series 2015-H03 FA, 0.655%, (US0001M + 0.500%), 12/20/2064	2,991,310	0.2
3,497,390		Ginnie Mae Series 2015-H05 FC, 0.635%, (US0001M + 0.480%), 02/20/2065	3,494,519	0.2
1,928,383		Ginnie Mae Series 2015-H06 FA, 0.635%, (US0001M + 0.480%), 02/20/2065	1,932,886	0.1
2,222,067		Ginnie Mae Series 2015-H08 FB, 0.785%, (US0001M + 0.630%), 03/20/2065	2,236,974	0.1
2,628,003		Ginnie Mae Series 2015-H08 FC, 0.635%, (US0001M + 0.480%), 03/20/2065	2,635,193	0.2
4,087,702		Ginnie Mae Series 2015-H09 FA, 0.775%, (US0001M + 0.620%), 04/20/2065	4,114,671	0.3
7,454,323		Ginnie Mae Series 2015-H10 FA, 0.755%, (US0001M + 0.600%), 04/20/2065	7,497,348	0.5

See Accompanying Notes to Financial Statements

7

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as OF September 30, 2020 (Unaudited) (Continued)

2,380,762		Ginnie Mae Series 2015-H10 FH, 0.755%, (US0001M + 0.600%), 04/20/2065	2,394,135	0.1
2,392,940		Ginnie Mae Series 2015-H12 FL, 0.385%, (US0001M + 0.230%), 05/20/2065	2,383,443	0.1
1,008,543		Ginnie Mae Series 2015-H18 FB, 0.755%, (US0001M + 0.600%), 07/20/2065	1,014,490	0.1
1,214,121		Ginnie Mae Series 2015-H20 FB, 0.755%, (US0001M + 0.600%), 08/20/2065	1,221,469	0.1
2,147,866		Ginnie Mae Series 2015-H22 FC, 0.755%, (US0001M + 0.600%), 09/20/2065	2,161,221	0.1
1,308,714		Ginnie Mae Series 2015-H26 FA, 0.675%, (US0001M + 0.520%), 10/20/2065	1,314,632	0.1
4,447,202		Ginnie Mae Series 2015-H26 FC, 0.755%, (US0001M + 0.600%), 08/20/2065	4,462,337	0.3
331,853		Ginnie Mae Series 2015-H26 FG, 0.675%, (US0001M + 0.520%), 10/20/2065	333,320	0.0
2,266,979		Ginnie Mae Series 2015-H27 FA, 0.905%, (US0001M + 0.750%), 09/20/2065	2,292,953	0.1
1,464,457		Ginnie Mae Series 2015-H30 FE, 0.755%, (US0001M + 0.600%), 11/20/2065	1,475,563	0.1
9,341,057	(1)	Ginnie Mae Series 2016-20 BS, 5.944%, (-1.000*US0001M + 6.100%), 02/20/2046	2,024,561	0.1
983,398		Ginnie Mae Series 2016-H01 FL, 0.805%, (US0001M + 0.650%), 12/20/2065	988,145	0.1
3,459,473		Ginnie Mae Series 2016-H04 FK, 1.205%, (US0001M + 1.050%), 02/20/2066	3,516,634	0.2
75,173		Ginnie Mae Series 2016-H07 FK, 1.155%, (US0001M + 1.000%), 03/20/2066	76,778	0.0
1,394,621		Ginnie Mae Series 2016-H09 FB, 1.055%, (US0001M + 0.900%), 04/20/2066	1,419,167	0.1
771,333		Ginnie Mae Series 2016-H10 FJ, 0.755%, (US0001M + 0.600%), 04/20/2066	771,869	0.0
2,370,032		Ginnie Mae Series 2016-H11 F, 0.955%, (US0001M + 0.800%), 05/20/2066	2,402,489	0.1
1,321,514		Ginnie Mae Series 2016-H11 FE, 1.005%, (US0001M + 0.850%), 04/20/2066	1,342,863	0.1
3,832,315		Ginnie Mae Series 2016-H13 FD, 0.580%, (H15T1Y + 0.450%), 05/20/2066	3,803,463	0.2
1,199,591		Ginnie Mae Series 2016-H13 FT, 0.735%, (US0001M + 0.580%), 05/20/2066	1,202,684	0.1
517,499		Ginnie Mae Series 2016-H20 FG, 0.855%, (US0001M + 0.700%), 08/20/2066	520,427	0.0
3,515,463		Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,795,013	0.2
2,802,846		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	2,977,115	0.2
4,681,070		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	5,245,120	0.3
183,162		Ginnie Mae Series 2017-H05 FC, 0.905%, (US0001M + 0.750%), 02/20/2067	185,490	0.0
216,941		Ginnie Mae Series 2017-H14 FD, 0.625%, (US0001M + 0.470%), 06/20/2067	217,404	0.0
1,802,250		Ginnie Mae Series 2017-H14 FV, 0.655%, (US0001M + 0.500%), 06/20/2067	1,808,481	0.1
2,981,999		Ginnie Mae Series 2017-H17 FG, 0.655%, (US0001M + 0.500%), 08/20/2067	2,989,520	0.2
306,176		Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	370,003	0.0
3,718,007		Ginnie Mae Series 2018-H04 FM, 0.455%, (US0001M + 0.300%), 03/20/2068	3,707,095	0.2
7,919,248		Ginnie Mae Series 2018-H14 FG, 0.505%, (US0001M + 0.350%), 09/20/2068	7,911,723	0.5
9,411,998		Ginnie Mae Series 2018-H18 FC, 0.505%, (US0001M + 0.350%), 08/20/2065	9,400,533	0.6
5,703,240		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	6,179,288	0.4
8,852,135		Ginnie Mae Series 2019-100 FD, 0.556%, (US0001M + 0.400%), 08/20/2049	8,870,317	0.5
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	4,007,494	0.2
1,555,337		Ginnie Mae Series 2019-H01 FJ, 0.455%, (US0001M + 0.300%), 09/20/2068	1,552,653	0.1

See Accompanying Notes to Financial Statements

8

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as OF September 30, 2020 (Unaudited) (Continued)

1,475,334		Ginnie Mae Series 2019-H01 FL, 0.605%, (US0001M + 0.450%), 12/20/2068	1,475,339	0.1
5,243,008		Ginnie Mae Series 2019-H05 FL, 0.635%, (US0001M + 0.480%), 03/20/2069	5,242,734	0.3
3,957,825		Ginnie Mae Series 2019-H19 FB, 0.605%, (US0001M + 0.450%), 11/20/2069	3,962,638	0.2
2,149,839		Ginnie Mae Series 2020-H01 FT, 2.036%, (H15T1Y + 0.500%), 01/20/2070	2,136,335	0.1
10,216,447		Ginnie Mae Series 2020-H10 FD, 0.556%, (US0001M + 0.400%), 05/20/2070	10,216,206	0.6
1,192,085		Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	1,269,026	0.1
850,000		Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	959,195	0.1
1,721,964		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,948,435	0.1

	Total Collateralized Mortgage Obligations (Cost $849,219,591)		878,404,271	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.1%
		Federal Home Loan Mortgage Corporation: 1.8%(4)
2,439,238		3.500%,07/01/2047	2,570,400	0.2
3,763,134		3.500%,12/01/2047	4,062,695	0.3
5,976,502		3.500%,03/01/2048	6,536,194	0.4
6,850,131		3.500%,11/01/2048	7,553,944	0.5
2,985,861		4.000%,07/01/2047	3,198,997	0.2
1,165,693		4.500%,08/01/2047	1,270,094	0.1
143,274		5.290%,10/01/2037	157,922	0.0
26,359		5.410%,07/01/2037	29,175	0.0
25,572		5.410%,08/01/2037	28,308	0.0
15,838		5.410%,08/01/2037	17,512	0.0
38,429		5.440%,01/01/2037	42,541	0.0
20,840		5.440%,02/01/2037	23,083	0.0
50,349		5.440%,04/01/2037	55,787	0.0
31,059		5.440%,09/01/2037	34,393	0.0
29,669		5.440%,02/01/2038	32,865	0.0
136,956		5.450%,12/01/2037	150,094	0.0
105,490		5.450%,12/01/2037	116,142	0.0
74,273		5.460%,05/01/2037	82,456	0.0
35,210		5.460%,08/01/2037	38,985	0.0
38,693		5.460%,01/01/2038	42,586	0.0
82,796		5.480%,08/01/2037	92,075	0.0
42,084		5.480%,10/01/2037	46,272	0.0
125,767		5.500%,08/01/2037	143,160	0.0
93,045		5.500%,11/01/2037	103,521	0.0
28,419		5.500%,04/01/2038	31,525	0.0
17,895		5.520%,10/01/2037	19,862	0.0
39,964		5.620%,12/01/2036	44,373	0.0
96,333		5.620%,03/01/2037	107,779	0.0
67,729		5.620%,08/01/2037	75,298	0.0
282,132		5.625%,12/01/2036	317,162	0.0
195,266		5.625%,01/01/2037	217,105	0.0
17,672		5.625%,02/01/2037	19,610	0.0
172,866		5.625%,03/01/2037	192,031	0.0
93,573		5.625%,06/01/2037	103,834	0.0
83,360		5.625%,07/01/2037	92,591	0.0
46,191		5.625%,02/01/2038	51,326	0.0
699,532		5.750%,09/01/2037	810,280	0.1
80,001		5.750%,10/01/2037	89,009	0.0
150,635		5.750%,11/01/2037	167,706	0.0
53,865		5.750%,12/01/2037	59,924	0.0
97,774		6.090%,12/01/2037	109,201	0.0
6,811		7.500%,01/01/2030	8,069	0.0
8,376		8.000%,01/01/2030	8,415	0.0
			28,954,301	1.8

		Federal National Mortgage Association: 0.8%(4)
7,614,064		4.000%,07/01/2056	8,568,677	0.6
337,772		5.290%,09/01/2037	366,249	0.1
264,402		5.290%,09/01/2037	282,867	0.0
297,952		5.290%,11/01/2037	328,869	0.0
83,293		5.290%,12/01/2037	86,709	0.0
267,582		5.290%,04/01/2038	289,571	0.0
54,065		5.350%,04/01/2029	60,553	0.0
39,292		5.350%,09/01/2029	44,239	0.0
69,841		5.390%,05/01/2038	81,616	0.0
289,645		5.440%,08/01/2047	311,174	0.0
280,102		5.440%,08/01/2047	305,747	0.0
166,845		5.440%,08/01/2047	179,173	0.0
162,057		5.440%,08/01/2047	177,066	0.0
178,139		5.440%,09/01/2047	191,385	0.0
478,391		5.440%,10/01/2047	523,545	0.1
95,010		5.440%,05/01/2048	103,770	0.0
106,818		5.620%,12/01/2036	116,505	0.0
46,906		5.875%,06/01/2035	48,561	0.0
104,416		5.890%,08/01/2047	112,554	0.0
112,753		5.890%,10/01/2047	122,078	0.0
21,409		5.900%,09/01/2028	23,239	0.0
37,598		6.600%,07/01/2027	38,236	0.0
34,675		6.600%,09/01/2027	35,156	0.0
29,839		6.600%,11/01/2027	30,059	0.0
25,349		6.600%,06/01/2028	25,536	0.0
			12,453,134	0.8

		Government National Mortgage Association: 53.0%
264,269,000	(5)	2.000%,10/20/2050	274,530,071	16.7
1,606,380		3.000%,04/20/2045	1,703,223	0.1
423,228		3.000%,11/20/2045	449,802	0.0
286,235		3.000%,12/20/2045	302,089	0.0
115,954		3.000%,12/20/2045	121,597	0.0
232,795		3.000%,12/20/2045	244,080	0.0
185,215		3.000%,01/20/2046	194,203	0.0
3,729,959		3.000%,02/20/2050	3,910,309	0.3
19,419,341		3.000%,07/20/2050	20,491,620	1.3
46,390,713		3.000%,08/20/2050	49,038,000	3.0
39,604,000	(5)	3.000%,11/19/2050	41,451,156	2.5
1,813,597		3.500%,04/20/2043	1,969,011	0.1
2,096,498		3.500%,06/20/2045	2,264,041	0.2
7,016,021		3.500%,04/20/2046	7,508,231	0.5
8,340,561		3.500%,03/20/2047	8,910,100	0.6
1,821,934		3.500%,07/20/2047	2,012,246	0.1
1,551,766		3.500%,07/20/2047	1,648,727	0.1
46,281,405		3.500%,12/20/2047	49,539,104	3.0
15,009,146		3.500%,01/20/2048	16,059,789	1.0
5,762,746		3.500%,02/20/2048	6,219,091	0.4
10,559,192		3.500%,02/20/2048	11,287,960	0.7
20,994,520		3.500%,03/20/2048	22,553,559	1.4
12,564,391		3.500%,01/20/2050	13,217,117	0.8
4,425,911		3.750%,05/20/2042	4,761,592	0.3
4,380,935		3.750%,05/20/2042	4,715,911	0.3
92,869		4.000%,05/20/2033	100,906	0.0

See Accompanying Notes to Financial Statements

9

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

20,018		4.000%,08/15/2033	21,154	0.0
36,298		4.000%,01/15/2034	38,411	0.0
974,126		4.000%,05/20/2034	1,041,542	0.1
515,317		4.000%,07/20/2034	549,362	0.0
1,396,918		4.000%,07/20/2034	1,493,885	0.1
127,935		4.000%,08/20/2035	136,253	0.0
163,892		4.000%,05/15/2040	173,194	0.0
1,568,156		4.000%,09/20/2040	1,674,598	0.1
2,262,796		4.000%,07/20/2041	2,462,656	0.2
8,622,373		4.000%,08/20/2042	9,476,638	0.6
294,309		4.000%,09/15/2042	311,967	0.0
1,717,992		4.000%,10/20/2043	1,881,010	0.1
2,571,911		4.000%,12/20/2044	2,821,628	0.2
2,410,901		4.000%,01/20/2045	2,644,431	0.2
693,051		4.000%,06/20/2045	753,191	0.1
3,085,361		4.000%,07/20/2045	3,345,899	0.2
3,687,109		4.000%,09/20/2045	3,976,572	0.3
246,540		4.000%,12/20/2045	262,362	0.0
4,754,961		4.000%,01/20/2046	5,100,855	0.3
580,626		4.000%,01/20/2046	622,900	0.1
160,999		4.000%,02/20/2046	173,456	0.0
3,429,853		4.000%,03/20/2046	3,692,511	0.2
2,001,907		4.000%,04/20/2046	2,155,486	0.1
879,032		4.000%,08/20/2046	947,086	0.1
6,125,250		4.000%,09/20/2047	6,530,722	0.4
56,000,000	(5)	4.000%,10/20/2049	59,504,375	3.6
5,686		4.500%,07/20/2036	6,106	0.0
833,784		4.500%,10/15/2039	923,073	0.1
488,415		4.500%,11/15/2039	541,670	0.0
646,339		4.500%,11/15/2039	727,194	0.1
175,827		4.500%,12/15/2039	195,625	0.0
491,998		4.500%,01/15/2040	547,600	0.0
55,860		4.500%,01/20/2040	60,172	0.0
1,930,345		4.500%,02/15/2040	2,148,216	0.1
487,278		4.500%,06/15/2040	538,528	0.0
63,536		4.500%,07/20/2040	68,393	0.0
342,445		4.500%,08/20/2040	368,460	0.0
1,096,043		4.500%,09/20/2041	1,217,396	0.1
2,785,598		4.500%,12/20/2048	2,997,685	0.2
166,701		4.500%,05/20/2049	178,545	0.0
19,840,787		4.500%,11/20/2049	21,242,895	1.3
26,650,202		4.500%,12/20/2049	28,551,375	1.7
656,025		4.750%,06/15/2029	728,297	0.1
169,830		4.750%,01/15/2030	188,342	0.0
316,591		4.750%,09/15/2034	351,551	0.0
20,385		5.000%,03/20/2024	22,120	0.0
902,895		5.000%,04/20/2030	1,000,070	0.1
189,705		5.000%,07/15/2033	208,445	0.0
67,632		5.000%,03/15/2034	76,467	0.0
34,954		5.000%,04/15/2034	38,312	0.0
68,824		5.000%,01/15/2035	75,391	0.0
160,592		5.000%,03/15/2035	176,321	0.0
13,704		5.000%,03/15/2035	15,333	0.0
49,675		5.000%,04/15/2035	54,491	0.0
64,280		5.000%,04/15/2035	73,158	0.0
282,540		5.000%,04/15/2035	323,837	0.0
24,236		5.000%,05/15/2035	27,147	0.0
70,276		5.000%,05/20/2035	80,278	0.0
363,427		5.000%,11/20/2035	415,165	0.0
181,446		5.000%,04/20/2036	207,280	0.0
144,707		5.000%,02/15/2038	158,750	0.0
43,799		5.000%,06/20/2038	46,396	0.0
27,050		5.000%,08/20/2038	29,590	0.0
177,701		5.000%,10/20/2038	191,947	0.0
31,539		5.000%,11/20/2038	33,390	0.0
204,921		5.000%,01/20/2039	220,003	0.0
166,728		5.000%,02/15/2039	183,202	0.0
223,680		5.000%,03/15/2039	246,883	0.0
132,663		5.000%,11/15/2039	145,345	0.0
816,409		5.000%,11/15/2039	935,860	0.1
713,083		5.000%,11/15/2039	816,690	0.1
126,845		5.000%,04/15/2040	145,124	0.0
860,319		5.000%,09/15/2040	983,904	0.1
816,218		5.000%,07/20/2041	932,077	0.1
125,600,000	(5)	5.000%,11/19/2050	131,649,405	8.0
22,792		5.250%,01/15/2024	25,111	0.0
47,408		5.250%,06/15/2028	52,807	0.0
72,602		5.250%,06/15/2029	80,858	0.0
981,392		5.250%,01/20/2036	1,108,559	0.1
118,812		5.290%,07/20/2037	130,243	0.0
171,456		5.290%,08/20/2037	188,075	0.0
136,272		5.290%,08/20/2037	150,089	0.0
382,329		5.290%,09/20/2037	421,594	0.0
102,922		5.290%,09/20/2037	112,841	0.0
119,395		5.290%,01/20/2038	130,869	0.0
8,134		5.350%,01/15/2029	8,948	0.0
16,923		5.350%,01/20/2029	18,520	0.0
64,657		5.350%,04/20/2029	70,920	0.0
33,443		5.350%,06/20/2029	36,683	0.0
42,049		5.350%,10/20/2029	46,126	0.0
152,202		5.390%,08/20/2038	160,877	0.0
75,908		5.390%,09/15/2038	83,664	0.0
95,796		5.390%,02/15/2040	108,861	0.0
44,006		5.500%,08/15/2024	45,663	0.0
20,864		5.500%,08/20/2024	22,907	0.0
638		5.500%,04/20/2029	702	0.0
254,942		5.500%,09/15/2029	281,065	0.0
158,071		5.500%,10/15/2029	174,269	0.0
38,480		5.500%,12/20/2032	45,654	0.0
128,159		5.500%,08/20/2033	152,053	0.0
65,742		5.500%,11/20/2033	67,307	0.0
36,450		5.500%,12/20/2033	43,248	0.0
67,005		5.500%,03/20/2034	68,616	0.0
121,835		5.500%,04/20/2034	128,080	0.0
214,008		5.500%,04/20/2034	253,920	0.0
87,204		5.500%,06/20/2034	90,065	0.0
177,040		5.500%,06/20/2034	194,984	0.0
85,101		5.500%,07/20/2034	93,596	0.0
109,209		5.500%,01/20/2035	115,028	0.0
182,078		5.500%,05/15/2035	201,307	0.0
55,121		5.500%,05/20/2035	60,613	0.0
41,208		5.500%,06/20/2035	45,298	0.0
294,912		5.500%,07/15/2035	328,860	0.0
255,100		5.500%,08/15/2035	284,597	0.0
217,780		5.500%,09/20/2035	240,762	0.0
156,259		5.500%,04/15/2036	172,800	0.0
47,501		5.500%,06/20/2036	56,370	0.0
11,150		5.500%,06/20/2038	12,360	0.0
21,125		5.500%,08/20/2038	23,418	0.0
7,978		5.500%,09/20/2038	8,815	0.0
1,576		5.500%,10/20/2038	1,713	0.0
35,074		5.500%,11/20/2038	38,948	0.0
3,695		5.500%,12/20/2038	4,076	0.0
89,537		5.500%,01/15/2039	98,968	0.0
6,046		5.500%,01/20/2039	6,525	0.0
84,078		5.500%,03/20/2039	91,431	0.0
29,731		5.500%,06/15/2039	32,854	0.0
17,121		5.500%,06/20/2039	18,638	0.0
36,111		5.500%,10/20/2039	42,558	0.0
202,963		5.500%,09/15/2040	225,136	0.0
129,812		5.740%,08/20/2037	142,956	0.0
257,450		5.740%,09/20/2037	284,233	0.0
84,444		5.740%,09/20/2037	93,013	0.0
345,533		5.740%,09/20/2037	381,709	0.0
395,612		5.740%,10/20/2037	442,932	0.0
95,097		5.740%,04/20/2038	104,739	0.0
59,840		5.750%,11/15/2024	62,750	0.0
697,074		5.750%,07/15/2029	764,448	0.1
460,564		5.750%,08/15/2029	504,010	0.0
562,653		5.750%,11/15/2029	616,936	0.1

See Accompanying Notes to Financial Statements

10

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

75,458		5.750%,11/15/2029	82,736	0.0
10,335		5.900%,03/20/2028	11,366	0.0
34,383		5.900%,05/20/2028	37,883	0.0
34,504		5.900%,09/20/2028	38,000	0.0
1,288,229		5.970%,11/15/2031	1,287,415	0.1
11,111		6.000%,01/20/2024	11,220	0.0
71,926		6.000%,10/15/2025	80,332	0.0
153,449		6.000%,04/15/2026	167,749	0.0
39,156		6.000%,10/20/2027	43,155	0.0
143,535		6.000%,05/15/2029	157,161	0.0
147,052		6.000%,07/15/2029	161,688	0.0
66,351		6.000%,10/20/2034	76,278	0.0
140,299		6.000%,03/15/2037	167,389	0.0
14,321		6.000%,05/20/2038	15,648	0.0
90,181		6.000%,08/20/2038	98,401	0.0
12,574		6.000%,09/20/2038	13,698	0.0
34,557		6.000%,10/20/2038	40,072	0.0
73,857		6.000%,11/15/2038	82,355	0.0
78,053		6.000%,12/15/2038	87,050	0.0
96,942		6.000%,12/15/2038	108,114	0.0
353,197		6.000%,08/15/2039	400,043	0.0
250,016		6.000%,08/15/2039	281,364	0.0
18,728		6.490%,01/15/2028	20,817	0.0
24,701		6.500%,07/20/2029	28,499	0.0
47,961		6.500%,07/20/2032	49,598	0.0
127,558		6.500%,02/15/2034	140,346	0.0
197		6.500%,09/20/2034	202	0.0
8,109		7.500%,08/20/2027	9,369	0.0
			871,893,706	53.0

		Uniform Mortgage-Backed Securities: 4.5%
12,994,000	(5)	2.500%,10/25/2050	13,629,488	0.8
722,328		4.000%,08/01/2046	791,057	0.1
31,485,000	(5)	2.000%,12/14/2050	32,472,282	2.0
7,255,396		3.500%,12/01/2047	7,686,862	0.5
10,148,394		4.000%,05/01/2042	11,295,086	0.7
941,551		4.000%,05/01/2045	1,019,689	0.1
481,870		4.250%,08/01/2035	527,853	0.0
253,388		4.750%,11/01/2034	277,964	0.0
448,952		4.750%,11/01/2034	501,542	0.0
314,792		4.750%,02/01/2035	349,764	0.0
615,124		4.750%,04/01/2035	692,908	0.1
560,679		4.750%,05/01/2035	627,274	0.1
132,338		4.750%,07/01/2035	143,924	0.0
728,893		4.750%,07/01/2035	822,891	0.1
135,731		5.000%,02/01/2033	148,896	0.0
97,801		5.000%,07/01/2033	107,159	0.0
85,518		5.000%,03/01/2036	93,583	0.0
275,416		5.000%,05/01/2036	305,429	0.0
94,985		5.030%,05/01/2037	104,084	0.0
102,152		5.030%,09/01/2037	111,799	0.0
48,657		5.155%,11/01/2036	53,514	0.0
161,647		5.155%,01/01/2037	177,704	0.0
71,501		5.250%,04/01/2032	78,842	0.0
140,247		5.250%,04/01/2032	155,017	0.0
124,181		5.280%,11/01/2036	136,986	0.0
27,469		5.280%,11/01/2036	30,268	0.0
46,374		5.280%,01/01/2037	51,077	0.0
200,898		5.290%,08/01/2037	221,823	0.0
327,866		5.290%,09/01/2037	364,428	0.0
75,309		5.290%,09/01/2037	83,112	0.0
53,096		5.300%,09/01/2036	58,519	0.0
31,024		5.300%,10/01/2036	34,195	0.0
21,263		5.300%,10/01/2036	23,460	0.0
122,590		5.300%,12/01/2036	135,026	0.0
88,526		5.300%,12/01/2036	97,519	0.0
67,991		5.300%,02/01/2037	74,967	0.0
53,341		5.300%,05/01/2037	58,888	0.0
328,482		5.300%,08/01/2037	367,916	0.0
129,638		5.390%,12/01/2037	143,187	0.0
175,745		5.405%,11/01/2036	194,389	0.0
232,923		5.405%,02/01/2037	258,067	0.0
92,885		5.740%,07/01/2037	103,324	0.0
14,995		7.500%,05/01/2028	15,055	0.0
			74,626,817	4.5
	Total U.S. Government Agency Obligations (Cost $973,469,567)		987,927,958	60.1

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
149,092	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.677%, 07/26/2033	153,267	0.0
92,352	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.610%, 01/25/2032	101,437	0.0
45,684	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	45,701	0.0
48,763	(2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.493%, 05/25/2032	52,835	0.0
2,049,843		Fannie Mae Grantor Trust 2001-T9 A1, 0.368%, (US0001M + 0.220%), 09/25/2031	2,018,992	0.2

	Total Asset-Backed Securities (Cost $2,362,889)		2,372,232	0.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.1%
373,644	(2)	Ginnie Mae 2004-23 Z, 5.689%, 03/16/2044	412,426	0.0
4,973,554	(1),(2)	Ginnie Mae 2006-67 IO, 0.479%, 11/16/2046	14,816	0.0
374,083	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	409,110	0.0
643,158		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	690,674	0.1
234,778	(1),(2)	Ginnie Mae 2008-45 IO, 0.853%, 02/16/2048	311	0.0
381,340	(2)	Ginnie Mae 2009-115 D, 4.602%, 01/16/2050	401,453	0.0
1,833,774	(1),(2)	Ginnie Mae 2010-122 IO, 0.248%, 02/16/2044	2,739	0.0
62,579	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	694	0.0
17,675,669	(1),(2)	Ginnie Mae 2011-47 IO, 0.091%, 01/16/2051	31,346	0.0
172,623	(2)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	177,703	0.0
	Total Commercial Mortgage-Backed Securities (Cost $2,335,913)		2,141,272	0.1

	Total Long-Term Investments (Cost $1,827,387,960)		1,870,845,733	113.8

SHORT-TERM INVESTMENTS: 19.8%
		U.S. Treasury Bills: 19.8%
21,000,000	(6)	United States Treasury Bill, 0.050%, 10/06/2020	20,999,832	1.3
3,288,000	(6)	United States Treasury Bill, 0.050%, 10/08/2020	3,287,965	0.2

See Accompanying Notes to Financial Statements

11

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

28,975,000	(6)	United States Treasury Bill, 0.060%, 10/13/2020	28,974,433	1.8
4,200,000	(6)	United States Treasury Bill, 0.070%, 10/20/2020	4,199,837	0.3
48,000,000	(6)	United States Treasury Bill, 0.070%, 10/27/2020	47,997,573	2.9
190,000,000	(6)	United States Treasury Bill, 0.080%, 11/03/2020	189,985,579	11.5
30,350,000	(6)	United States Treasury Bill, 0.090%, 11/27/2020	30,345,675	1.8

	Total U.S. Treasury Bills

	Total Short-Term Investments (Cost $325,787,500)		325,790,894	19.8

	Total Investments in Securities (Cost $2,153,175,460)		$ 2,196,636,627	133.6
	Liabilities in Excess of Other Assets		(552,406,443)	(33.6)
	Net Assets		$ 1,644,230,184	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

12

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
		Basic Materials: 6.1%
1,510,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 1,530,604	0.2
1,800,000		CF Industries, Inc., 5.375%, 03/15/2044	2,170,584	0.3
750,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	699,375	0.1
2,710,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	2,759,999	0.3
1,675,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,811,831	0.2
1,775,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,811,609	0.2
1,650,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	1,691,250	0.2
1,925,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,892,516	0.2
2,500,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	2,411,375	0.3
3,725,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	3,778,547	0.4
350,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	359,079	0.0
965,000		Freeport-McMoRan, Inc., 4.375%, 08/01/2028	999,576	0.1
950,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,016,790	0.1
965,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	1,016,362	0.1
1,975,000	(1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	1,962,656	0.2
1,910,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,050,863	0.2
1,220,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	1,287,100	0.1
1,450,000		Methanex Corp., 5.650%, 12/01/2044	1,312,250	0.2
341,000	(1)	Novelis Corp., 4.750%, 01/30/2030	333,493	0.0
3,175,000	(1)	Novelis Corp., 5.875%, 09/30/2026	3,266,281	0.4
1,325,000		OCI NV, 4.625%, 10/15/2025	1,325,000	0.2
1,250,000	(1)	OCI NV, 5.250%, 11/01/2024	1,293,531	0.2
1,650,000	(1)	OCI NV, 6.625%, 04/15/2023	1,708,163	0.2
1,350,000		Olin Corp., 5.125%, 09/15/2027	1,339,031	0.2
2,575,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,725,792	0.3
1,960,000	(1)	SPCM SA, 4.875%, 09/15/2025	2,034,656	0.2
2,175,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	2,169,563	0.3
1,820,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,823,413	0.2
2,475,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	2,148,609	0.2
2,400,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	2,482,980	0.3
			53,212,878	6.1

		Communications: 18.9%
1,925,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,839,617	0.2
3,375,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	3,756,797	0.4
1,350,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	1,349,561	0.2
2,425,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	2,543,704	0.3
2,125,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	2,318,067	0.3
1,985,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	1,968,872	0.2
1,355,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,415,975	0.2
950,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	1,007,000	0.1
3,825,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	4,029,848	0.5
1,825,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,920,356	0.2
2,275,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,374,884	0.3
3,800,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	3,956,750	0.5
875,000		CenturyLink, Inc., 5.625%, 04/01/2025	938,153	0.1
875,000		CenturyLink, Inc., 5.800%, 03/15/2022	907,266	0.1
2,275,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	2,211,311	0.3
3,266,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,314,663	0.4
300,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	288,562	0.0
1,485,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	1,527,798	0.2
2,950,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,963,865	0.3
1,925,000		Consolidated Communications, Inc., 6.500%, 10/01/2022	1,927,551	0.2
2,100,000	(1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	2,147,250	0.2

See Accompanying Notes to Financial Statements

13

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,400,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	2,414,676	0.3
4,550,000		CSC Holdings LLC, 5.250%, 06/01/2024	4,888,406	0.6
2,450,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,551,062	0.3
1,870,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,989,615	0.2
1,850,000		CSC Holdings LLC, 5.875%, 09/15/2022	1,959,844	0.2
1,025,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	1,133,768	0.1
2,575,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	2,389,819	0.3
1,525,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	1,082,620	0.1
4,425,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	2,306,531	0.3
875,000		DISH DBS Corp., 5.000%, 03/15/2023	893,594	0.1
2,200,000		DISH DBS Corp., 5.875%, 07/15/2022	2,290,200	0.3
2,725,000		DISH DBS Corp., 5.875%, 11/15/2024	2,810,156	0.3
1,755,000		DISH DBS Corp., 7.375%, 07/01/2028	1,809,844	0.2
2,325,000		Embarq Corp., 7.995%, 06/01/2036	2,757,299	0.3
2,700,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	2,262,937	0.3
535,000	(1)	Expedia Group, Inc., 6.250%, 05/01/2025	590,337	0.1
1,200,000	(1)	Expedia Group, Inc., 7.000%, 05/01/2025	1,298,957	0.2
925,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	923,266	0.1
2,100,000	(1)	GCI LLC, 4.750%, 10/15/2028	2,131,521	0.2
2,175,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,361,528	0.3
875,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	854,604	0.1
3,200,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	3,157,808	0.4
2,700,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,824,875	0.3
1,825,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,892,890	0.2
1,105,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	1,119,674	0.1
505,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	521,097	0.1
2,100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,919,421	0.2
3,375,000	(2)	Meredith Corp., 6.875%, 02/01/2026	2,824,453	0.3
1,800,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,855,908	0.2
1,400,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	1,598,625	0.2
2,775,000		Netflix, Inc., 5.875%, 11/15/2028	3,316,097	0.4
2,400,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	2,521,236	0.3
2,400,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	2,466,930	0.3
3,100,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,242,708	0.4
3,175,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,425,031	0.4
7,100,000		Sprint Corp., 7.125%, 06/15/2024	8,178,277	0.9
1,525,000		Sprint Corp., 7.625%, 03/01/2026	1,845,097	0.2
355,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	348,006	0.0
850,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	870,145	0.1
2,250,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	2,223,990	0.3
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,600,074	0.2
1,775,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	2,108,141	0.2
2,950,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	2,977,656	0.3
2,200,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	2,254,967	0.3
4,100,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	4,386,590	0.5
2,910,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,848,163	0.3
1,000,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	1,075,000	0.1
1,500,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,649,580	0.2
2,250,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	2,207,813	0.3
400,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	412,250	0.0
1,035,000	(1),(2)	ViaSat, Inc., 6.500%, 07/15/2028	1,038,100	0.1
1,875,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,015,700	0.2
1,420,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,417,870	0.2
325,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	336,538	0.0
2,025,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	2,128,781	0.2
3,135,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	3,236,355	0.4
			164,254,280	18.9

See Accompanying Notes to Financial Statements

14

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

		Consumer, Cyclical: 20.3%
5,525,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	5,674,479	0.7
1,940,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,965,462	0.2
2,925,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	2,791,547	0.3
665,000	(1)	Adient US LLC, 9.000%, 04/15/2025	734,409	0.1
2,625,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,842,521	0.3
945,000	(1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	708,750	0.1
796,000	(1),(5)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000%), 06/15/2026	226,860	0.0
2,100,000	(2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	2,041,032	0.2
1,375,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,386,172	0.2
1,155,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	1,165,828	0.1
1,125,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	1,133,437	0.1
1,000,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,018,645	0.1
1,925,000	(1)	Avient Corp., 5.750%, 05/15/2025	2,042,906	0.2
2,850,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	2,798,173	0.3
2,100,000		Boyd Gaming Corp., 6.000%, 08/15/2026	2,173,101	0.3
2,075,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	2,277,375	0.3
2,200,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,296,261	0.3
3,100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,003,326	0.3
1,150,000	(1)	Carnival Corp., 9.875%, 08/01/2027	1,218,413	0.1
3,150,000		Century Communities, Inc., 5.875%, 07/15/2025	3,285,907	0.4
2,025,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,155,359	0.3
350,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	353,682	0.0
3,175,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	3,221,990	0.4
3,575,000		Dana, Inc., 5.500%, 12/15/2024	3,655,437	0.4
745,000		Dana, Inc., 5.625%, 06/15/2028	770,431	0.1
1,175,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,220,805	0.1
2,925,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	2,606,664	0.3
455,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	477,618	0.1
2,150,000		Ford Motor Co., 9.000%, 04/22/2025	2,467,759	0.3
2,025,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,973,109	0.2
1,775,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	1,793,282	0.2
2,875,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	2,867,467	0.3
2,875,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	2,957,656	0.3
2,600,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	2,708,127	0.3
1,695,000	(1),(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,678,838	0.2
1,110,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	928,237	0.1
2,900,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	3,026,875	0.4
1,000,000		Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	1,029,810	0.1
760,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	805,125	0.1
1,625,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,695,078	0.2
1,775,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,874,507	0.2
1,300,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	1,302,438	0.2
3,275,000		L Brands, Inc., 6.750%, 07/01/2036	3,215,641	0.4
1,195,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	1,292,404	0.2
535,000	(1)	L Brands, Inc., 9.375%, 07/01/2025	614,581	0.1
425,000		Lennar Corp., 8.375%, 01/15/2021	433,500	0.1
3,025,000		Lennar Corp., 5.250%, 06/01/2026	3,391,207	0.4
540,000		Lennar Corp., 5.375%, 10/01/2022	571,598	0.1
3,450,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	3,402,200	0.4
1,925,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,988,766	0.2
775,000		M/I Homes, Inc., 5.625%, 08/01/2025	804,950	0.1
1,175,000		Mattel, Inc., 5.450%, 11/01/2041	1,103,807	0.1
1,150,000	(1),(2)	Mattel, Inc., 5.875%, 12/15/2027	1,239,844	0.1
1,650,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,833,249	0.2
1,775,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,905,489	0.2

See Accompanying Notes to Financial Statements

15

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

750,000	(1)	MGM China Holdings Ltd., 5.875%, 05/15/2026	774,255	0.1
527,000		MGM Resorts International, 5.500%, 04/15/2027	551,455	0.1
1,175,000		MGM Resorts International, 6.000%, 03/15/2023	1,221,154	0.1
2,375,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	2,485,889	0.3
2,300,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,400,625	0.3
2,450,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	2,133,142	0.2
1,850,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,974,533	0.2
450,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	479,727	0.1
2,075,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	2,133,359	0.2
2,600,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,700,490	0.3
1,425,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	1,462,193	0.2
4,050,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	4,090,500	0.5
2,440,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,631,760	0.3
655,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	695,119	0.1
2,100,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	2,442,027	0.3
1,150,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,159,344	0.1
2,125,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,133,792	0.2
1,000,000	(1),(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,048,215	0.1
950,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	993,083	0.1
3,225,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	3,337,811	0.4
2,625,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	2,719,658	0.3
1,975,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	2,013,266	0.2
1,900,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,828,180	0.2
675,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	625,641	0.1
2,175,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	2,143,299	0.2
2,160,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,157,300	0.3
2,800,000	(2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,912,742	0.3
1,725,000		Tenneco, Inc., 5.000%, 07/15/2026	1,281,942	0.2
2,000,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	2,195,000	0.3
1,600,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	1,482,000	0.2
1,600,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,380,000	0.2
1,650,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,696,101	0.2
1,950,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,519,781	0.2
1,055,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,223,800	0.1
450,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	399,458	0.0
535,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	561,416	0.1
1,975,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	2,066,344	0.2
1,065,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	1,071,299	0.1
2,300,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,318,688	0.3
500,000	(1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	529,688	0.1
1,650,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,603,594	0.2
1,155,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	1,177,378	0.1
			175,907,182	20.3

		Consumer, Non-cyclical: 17.7%
2,700,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	2,782,046	0.3
1,925,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,872,062	0.2
925,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	965,237	0.1
2,250,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,405,677	0.3
1,425,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,519,406	0.2
2,675,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	2,911,095	0.3
2,400,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,464,500	0.3
1,975,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	2,051,531	0.2

See Accompanying Notes to Financial Statements

16

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,975,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	5,473,321	0.6
2,100,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,071,398	0.2
675,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	691,706	0.1
1,025,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,050,369	0.1
1,550,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,641,744	0.2
1,825,000	(1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,831,652	0.2
1,875,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,953,169	0.2
350,000		Centene Corp., 3.375%, 02/15/2030	363,673	0.1
3,450,000		Centene Corp., 4.625%, 12/15/2029	3,725,845	0.4
1,400,000		Centene Corp., 4.750%, 01/15/2025	1,440,670	0.2
925,000		Centene Corp., 4.750%, 01/15/2025	951,871	0.1
900,000	(1)	Centene Corp., 5.375%, 06/01/2026	951,048	0.1
2,650,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,747,745	0.3
2,875,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	2,813,906	0.3
2,675,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,594,215	0.3
2,750,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	2,822,187	0.3
975,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	941,899	0.1
1,065,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	1,093,782	0.1
1,975,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	1,987,699	0.2
1,320,000		Encompass Health Corp., 4.625%, 04/01/2031	1,320,000	0.2
829,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	610,144	0.1
542,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	567,406	0.1
3,755,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	3,804,247	0.4
300,000	(1)	Garda World Security Corp., 9.500%, 11/01/2027	315,507	0.0
875,000	(1)	Gartner, Inc., 3.750%, 10/01/2030	886,747	0.1
1,950,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	2,045,452	0.2
2,085,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,201,885	0.3
2,000,000		HCA, Inc., 3.500%, 09/01/2030	2,040,493	0.2
5,000,000		HCA, Inc., 5.375%, 02/01/2025	5,482,425	0.6
1,125,000		HCA, Inc., 5.625%, 09/01/2028	1,288,941	0.2
1,675,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,738,462	0.2
685,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	706,667	0.1
1,930,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	2,016,850	0.2
1,213,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,238,139	0.2
3,025,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	3,293,348	0.4
1,850,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	2,018,812	0.2
2,700,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	2,929,081	0.3
1,950,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	2,007,854	0.2
4,850,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	5,591,665	0.7
1,300,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	1,423,825	0.2
1,650,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	1,894,565	0.2
2,625,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	2,634,844	0.3
1,375,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	1,404,562	0.2
1,200,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,256,250	0.2
3,075,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	3,163,406	0.4
1,450,000		New Albertsons L.P., 7.450%, 08/01/2029	1,643,662	0.2
300,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	309,000	0.0
1,975,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,047,976	0.2
1,728,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,812,655	0.2
2,150,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	2,193,000	0.3
2,250,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	2,325,938	0.3
650,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	662,188	0.1
1,400,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,442,000	0.2
3,900,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	4,137,666	0.5
3,125,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	3,254,813	0.4
1,150,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,215,406	0.1

See Accompanying Notes to Financial Statements

17

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,625,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	2,712,938	0.3
1,725,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,728,881	0.2
2,460,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,400,038	0.3
4,125,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	4,335,375	0.5
1,025,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	1,140,210	0.1
1,950,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,993,534	0.2
1,755,000		TreeHouse Foods, Inc., 4.000%, 09/01/2028	1,778,263	0.2
480,000		United Rentals North America, Inc., 3.875%, 02/15/2031	488,100	0.1
1,650,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,734,563	0.2
825,000		United Rentals North America, Inc., 5.250%, 01/15/2030	901,828	0.1
1,165,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,208,688	0.1
1,975,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	2,075,844	0.2
2,325,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,376,824	0.3
			153,920,420	17.7

		Energy: 10.5%
2,000,000		Antero Resources Corp., 5.000%, 03/01/2025	1,253,750	0.1
2,675,000	(2)	Apache Corp., 4.375%, 10/15/2028	2,452,641	0.3
2,675,000		Apache Corp., 5.100%, 09/01/2040	2,409,573	0.3
1,350,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,275,750	0.1
700,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	673,897	0.1
1,750,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,546,230	0.2
750,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	725,769	0.1
200,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	173,653	0.0
575,000		Cenovus Energy, Inc., 5.375%, 07/15/2025	554,096	0.1
1,125,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	950,114	0.1
2,650,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	2,706,365	0.3
2,735,000		Comstock Resources, Inc., 9.750%, 08/15/2026	2,820,332	0.3
700,000		Comstock Resources, Inc., 9.750%, 08/15/2026	718,952	0.1
950,000	(2)	Continental Resources, Inc./OK, 5.000%, 09/15/2022	944,423	0.1
550,000	(2)	Continental Resources, Inc., 4.900%, 06/01/2044	416,820	0.0
1,874,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,710,025	0.2
1,025,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	1,004,720	0.1
955,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	942,289	0.1
955,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	987,069	0.1
200,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	183,551	0.0
1,950,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,996,800	0.2
2,200,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,004,519	0.2
3,295,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,677,188	0.3
3,875,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	4,090,547	0.5
975,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	983,950	0.1
1,475,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,522,938	0.2
465,000		EQM Midstream Partners L.P., 6.500%, 07/15/2048	438,697	0.1
900,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	898,785	0.1
1,653,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,687,060	0.2
1,975,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	1,794,574	0.2
1,110,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	1,011,371	0.1
2,000,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,951,560	0.2
2,900,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,750,324	0.2
1,475,000		Murphy Oil Corp., 5.750%, 08/15/2025	1,290,596	0.2
950,000		Murphy Oil Corp., 5.875%, 12/01/2027	812,231	0.1
1,900,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	942,875	0.1
3,050,000		Newfield Exploration Co., 5.375%, 01/01/2026	2,871,015	0.3

See Accompanying Notes to Financial Statements

18

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,538,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	2,376,063	0.3
1,440,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	1,366,358	0.2
6,050,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	4,166,938	0.5
1,000,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	715,170	0.1
2,410,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	2,227,744	0.3
1,950,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,968,691	0.2
2,975,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	2,965,703	0.3
3,825,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	3,607,396	0.4
2,420,000		QEP Resources, Inc., 5.250%, 05/01/2023	1,765,088	0.2
2,250,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	2,035,170	0.2
500,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	504,323	0.1
45,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	45,104	0.0
45,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	46,173	0.0
1,450,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	1,492,594	0.2
1,125,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,015,768	0.1
1,550,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,559,184	0.2
2,250,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,183,175	0.3
1,325,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,307,364	0.2
925,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	749,250	0.1
3,525,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	3,020,484	0.3
775,000		WPX Energy, Inc., 4.500%, 01/15/2030	766,742	0.1
1,825,000		WPX Energy, Inc., 5.250%, 10/15/2027	1,855,459	0.2
			90,914,990	10.5

		Financial: 3.3%
1,850,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,079,991	0.3
1,900,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,978,423	0.2
3,325,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,363,154	0.4
2,775,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,838,270	0.3
1,585,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,555,281	0.2
2,025,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,051,578	0.2
1,775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,886,435	0.2
675,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	703,478	0.1
2,350,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,454,516	0.3
700,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	709,846	0.1
600,000		Navient Corp., 5.000%, 03/15/2027	564,246	0.1
925,000		Navient Corp., 7.250%, 09/25/2023	959,109	0.1
3,625,000		OneMain Finance Corp., 5.375%, 11/15/2029	3,779,063	0.4
850,000		OneMain Finance Corp., 6.625%, 01/15/2028	944,767	0.1
2,675,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	2,823,556	0.3
			28,691,713	3.3

		Industrial: 9.7%
2,030,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,098,299	0.2
500,000		AECOM, 5.125%, 03/15/2027	541,840	0.1
2,675,000		AECOM, 5.875%, 10/15/2024	2,902,375	0.3
3,525,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	3,511,076	0.4
2,125,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	2,153,996	0.2
3,175,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	3,335,734	0.4
2,750,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,830,781	0.3
650,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	603,688	0.1

See Accompanying Notes to Financial Statements

19

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,675,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,699,430	0.2
1,275,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,322,016	0.2
1,220,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,308,450	0.1
2,225,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	2,252,479	0.3
3,625,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,817,578	0.4
1,900,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	1,971,250	0.2
1,025,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	1,065,170	0.1
800,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	870,244	0.1
525,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	531,234	0.1
1,250,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	1,320,094	0.2
1,035,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,124,916	0.1
2,150,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	2,242,719	0.3
1,475,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,519,250	0.2
1,950,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,981,054	0.2
2,675,000	(1),(2)	Koppers, Inc., 6.000%, 02/15/2025	2,718,469	0.3
2,675,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	2,902,375	0.3
2,350,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	2,490,671	0.3
2,400,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	2,214,000	0.3
2,650,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	2,831,684	0.3
3,450,000	(1),(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	3,456,469	0.4
1,950,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,975,350	0.2
1,016,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	1,034,288	0.1
865,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	861,756	0.1
2,300,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	2,351,750	0.3
2,325,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	2,565,300	0.3
1,405,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,389,362	0.2
2,265,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,431,613	0.3
600,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	610,437	0.1
1,625,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,695,078	0.2
1,775,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,896,694	0.2
1,640,000		TransDigm, Inc., 5.500%, 11/15/2027	1,579,238	0.2
2,050,000		TransDigm, Inc., 6.375%, 06/15/2026	2,062,813	0.2
1,275,000		TransDigm, Inc., 6.500%, 05/15/2025	1,273,406	0.1
2,225,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	2,355,719	0.3
660,000	(1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	687,152	0.1
2,050,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,075,625	0.2
			84,462,922	9.7

		REITs - Hotels: 1.2%
690,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	708,106	0.1
1,130,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,180,144	0.1
920,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	972,776	0.1
400,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.500%, 01/15/2028	408,924	0.1
1,135,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,158,835	0.1
3,025,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	3,074,156	0.4
2,455,000		Service Properties Trust, 4.375%, 02/15/2030	2,043,787	0.2
535,000		Service Properties Trust, 7.500%, 09/15/2025	569,823	0.1
			10,116,551	1.2

		Technology: 5.7%
3,150,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	3,251,414	0.4
1,975,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	2,031,139	0.2
695,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	743,303	0.1
695,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	739,306	0.1
980,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	998,988	0.1
2,000,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	2,037,290	0.2
1,100,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,051,705	0.1

See Accompanying Notes to Financial Statements

20

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,390,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	1,387,394	0.2
1,025,000		CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	1,056,995	0.1
1,675,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,837,266	0.2
4,675,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	4,739,281	0.5
315,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	315,995	0.0
1,550,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	1,614,015	0.2
2,050,000	(2)	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	2,159,972	0.3
1,255,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	1,293,434	0.2
645,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	661,002	0.1
2,300,000	(1)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	2,338,813	0.3
2,915,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	3,027,778	0.4
2,025,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	2,000,346	0.2
1,925,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	1,955,704	0.2
375,000	(1)	Open Text Corp., 3.875%, 02/15/2028	379,980	0.0
1,150,000	(1)	Open Text Corp., 5.875%, 06/01/2026	1,198,156	0.1
2,025,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,086,317	0.2
1,825,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	1,856,043	0.2
4,720,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	4,826,129	0.6
2,650,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	2,501,719	0.3
1,665,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,719,113	0.2
			49,808,597	5.7

		Utilities: 1.9%
2,225,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,310,529	0.3
2,900,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	3,023,250	0.3
2,675,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,664,688	0.3
1,150,000		NRG Energy, Inc., 5.750%, 01/15/2028	1,242,718	0.1
1,825,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,932,602	0.2
2,525,000		PG&E Corp., 5.250%, 07/01/2030	2,446,094	0.3
1,300,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,358,500	0.2
1,700,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,796,322	0.2
			16,774,703	1.9

	Total Corporate Bonds/Notes
	(Cost $796,350,584)		828,064,236	95.3

BANK LOANS: 0.9%
		Consumer, Cyclical: 0.4%
1,900,000		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	1,711,900	0.2
1,994,885		IRB Holding Corp TL B 1L, 3.750%, (US0003M + 3.250%), 02/05/2025	1,909,895	0.2
			3,621,795	0.4

		Consumer, Non-cyclical: 0.1%
986,563		Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000%), 10/10/2024	990,262	0.1

		Containers & Glass Products: 0.1%
663,931		Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750%), 02/05/2023	658,536	0.1

		Electronics/Electrical: 0.2%
1,907,337		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,876,938	0.2

		Health Care: 0.1%
785,394		Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000%), 06/02/2025	771,322	0.1

	Total Bank Loans
	(Cost $7,785,010)		7,918,853	0.9

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	575,310	0.1

	Total Convertible Bonds/Notes
	(Cost $619,800)		575,310	0.1

See Accompanying Notes to Financial Statements

21

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Staples: 0.2%
27,789	(6),(7)	Southeastern Grocers, Inc.	1,834,074	0.2

	Total Common Stock
	(Cost $848,084)		1,834,074	0.2

	Total Long-Term Investments
	(Cost $805,603,478)		838,392,473	96.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
		Commercial Paper: 2.1%
2,500,000		American Electric Power Co., 0.190%, 10/26/2020	2,499,663	0.3
2,500,000		Dominion Resources, Inc., 0.180%, 10/13/2020	2,499,842	0.3
3,000,000		Duke Energy Corp., 0.220%, 12/02/2020	2,998,887	0.3
5,000,000		DuPont de Nemours, Inc., 0.210%, 12/11/2020	4,997,940	0.6
3,000,000		Entergy Corp., 0.290%, 10/28/2020	2,999,330	0.4
2,000,000		Qualcomm Inc., 0.090%, 10/14/2020	1,999,930	0.2

	Total Commercial Paper
	(Cost $17,995,158)		17,995,592	2.1

		Repurchase Agreements: 3.5%
1,758,649	(8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,758,655, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $1,793,822, due 09/01/29-02/20/69)	1,758,649	0.2
3,401,028	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $3,401,037, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $3,469,049, due 10/25/20-06/20/69)	3,401,028	0.4
3,134,474	(8)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,134,484, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $3,197,177, due 10/08/20-08/15/50)	3,134,474	0.4
7,837,182	(8)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $7,837,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $7,993,926, due 11/27/20-11/01/59)	7,837,182	0.9
271,925	(8)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $271,925, collateralized by various U.S. Government Securities, 0.375%-2.500%, Market Value plus accrued interest $277,364, due 03/31/23-01/15/28)	271,925	0.0
1,197,960	(8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,197,963, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,221,919, due 10/01/20-09/01/50)	1,197,960	0.1
2,363,620	(8)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,363,628, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $2,410,901, due 02/15/21-07/20/70)	2,363,620	0.3

See Accompanying Notes to Financial Statements

22

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,331,813	(8)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,331,817, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $1,358,454, due 08/31/23-08/15/40)	1,331,813	0.1
7,837,182	(8)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $7,837,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $7,993,926, due 10/27/20-07/15/61)	7,837,182	0.9
1,607,191	(8)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,607,196, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,639,335, due 06/01/26-02/15/60)	1,607,191	0.2

	Total Repurchase Agreements
	(Cost $30,741,024)		30,741,024	3.5

Shares			Value	Percentage of Net Assets
		Mutual Funds(8): 3.7%
977,000	(8),(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	977,000	0.1
29,769,000	(8),(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	29,769,000	3.5
977,000	(8),(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	977,000	0.1
	Total Mutual Funds
	(Cost $31,723,000)		31,723,000	3.7

	Total Short-Term Investments
	(Cost $80,459,182)		80,459,616	9.3

	Total Investments in Securities (Cost $886,062,660)		$ 918,852,089	105.8
	Liabilities in Excess of Other Assets		(50,436,208)	(5.8)
	Net Assets		$ 868,415,881	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

23

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.9%
		Basic Materials: 1.4%
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$ 1,481,995	0.0
2,746,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	3,129,067	0.0
1,846,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	2,270,341	0.0
750,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	701,250	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,793,050	0.1
3,000,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	3,195,995	0.0
5,485,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	6,264,456	0.1
1,528,000		Dow Chemical Co., 4.375%, 11/15/2042	1,729,714	0.0
5,044,000		Dow Chemical Co/The, 2.100%, 11/15/2030	4,973,378	0.1
6,979,000	(2)	Dow Chemical Co/The, 3.600%, 11/15/2050	7,087,169	0.1
2,984,000		Dow Chemical Co/The, 4.250%, 10/01/2034	3,479,539	0.0
1,534,000		Dow Chemical Co/The, 5.550%, 11/30/2048	2,024,885	0.0
4,570,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	4,492,881	0.1
1,788,000		FMC Corp., 3.450%, 10/01/2029	2,007,607	0.0
9,260,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	9,500,204	0.1
5,625,000	(1)	Georgia-Pacific LLC, 2.300%, 04/30/2030	5,977,026	0.1
1,960,000	(1)	Georgia-Pacific LLC, 3.163%, 11/15/2021	2,012,145	0.0
2,719,000	(1)	Glencore Funding LLC, 2.500%, 09/01/2030	2,648,619	0.0
2,280,000		International Paper Co., 4.400%, 08/15/2047	2,783,477	0.0
4,087,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	4,566,487	0.1
5,352,000		Mosaic Co/The, 5.450%, 11/15/2033	6,257,176	0.1
1,748,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	1,909,314	0.0
1,400,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	1,642,808	0.0
87,000		Newmont Corp., 3.700%, 03/15/2023	91,553	0.0
8,925,000	(1)	Novelis Corp., 4.750%, 01/30/2030	8,728,516	0.1
2,099,000		Nutrien Ltd., 2.950%, 05/13/2030	2,301,614	0.0
1,812,000		Nutrien Ltd., 3.950%, 05/13/2050	2,076,308	0.0
7,695,000		OCI NV, 4.625%, 10/15/2025	7,695,000	0.1
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,233,754	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	5,510,150	0.1
1,750,000		Teck Resources Ltd., 6.125%, 10/01/2035	2,092,335	0.0
1,499,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,699,904	0.0
9,075,000	(1)	Valvoline, Inc., 4.250%, 02/15/2030	9,270,112	0.1
8,650,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	8,949,074	0.1
			135,576,903	1.4

		Communications: 3.8%
2,455,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	2,695,985	0.0
5,817,000		Alphabet, Inc., 1.900%, 08/15/2040	5,599,794	0.1
3,113,000		Alphabet, Inc., 2.050%, 08/15/2050	2,908,791	0.0
4,071,000		Amazon.com, Inc., 2.500%, 06/03/2050	4,157,967	0.0
4,958,000		Amazon.com, Inc., 2.700%, 06/03/2060	5,129,113	0.1
5,246,000		AT&T, Inc., 1.650%, 02/01/2028	5,264,042	0.1
5,830,000		AT&T, Inc., 2.750%, 06/01/2031	6,146,902	0.1
2,130,000		AT&T, Inc., 2.950%, 07/15/2026	2,329,434	0.0
7,317,000		AT&T, Inc., 3.100%, 02/01/2043	7,178,100	0.1
2,868,000		AT&T, Inc., 3.500%, 06/01/2041	3,029,486	0.0
4,040,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	3,883,636	0.0
18,911,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	18,355,155	0.2
3,876,000		AT&T, Inc., 4.300%, 02/15/2030	4,596,066	0.1
2,219,000		AT&T, Inc., 4.500%, 05/15/2035	2,623,052	0.0
2,607,000		AT&T, Inc., 4.500%, 03/09/2048	2,986,013	0.0
3,460,000		Booking Holdings, Inc., 4.100%, 04/13/2025	3,901,305	0.0
6,915,000		Booking Holdings, Inc., 4.625%, 04/13/2030	8,283,378	0.1
657,000	(2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	653,465	0.0
4,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	5,004,615	0.1

See Accompanying Notes to Financial Statements

24

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

3,860,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	4,433,616	0.1
5,882,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	6,805,879	0.1
5,019,000		Comcast Corp., 1.950%, 01/15/2031	5,167,466	0.1
5,000,000		Comcast Corp., 2.650%, 02/01/2030	5,461,492	0.1
3,288,000		Comcast Corp., 3.900%, 03/01/2038	3,902,909	0.0
6,289,000		Comcast Corp., 3.950%, 10/15/2025	7,220,128	0.1
2,932,000		Comcast Corp., 3.999%, 11/01/2049	3,559,578	0.0
6,080,000		Comcast Corp., 4.000%, 03/01/2048	7,362,444	0.1
3,250,000		Comcast Corp., 4.600%, 10/15/2038	4,148,345	0.0
9,425,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	9,065,672	0.1
1,690,000		Corning, Inc., 5.450%, 11/15/2079	2,157,892	0.0
2,829,000	(1)	Cox Communications, Inc., 2.950%, 10/01/2050	2,720,850	0.0
8,250,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	8,777,711	0.1
1,875,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	2,083,232	0.0
2,876,000	(2)	Discovery Communications LLC, 2.950%, 03/20/2023	3,031,710	0.0
3,750,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,502,651	0.1
4,340,000		DISH DBS Corp., 5.875%, 11/15/2024	4,475,625	0.1
8,006,000	(2)	Fox Corp., 3.500%, 04/08/2030	9,037,110	0.1
4,750,000	(1)	GCI LLC, 4.750%, 10/15/2028	4,821,298	0.1
8,075,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	8,764,504	0.1
2,770,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	2,858,410	0.0
4,583,000		Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	5,499,357	0.1
2,944,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	3,269,738	0.0
8,930,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	9,048,590	0.1
9,365,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	9,470,356	0.1
9,220,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	8,576,444	0.1
3,990,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,297,529	0.0
7,255,000		Sprint Nextel Corp., 6.875%, 11/15/2028	9,048,509	0.1
1,875,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	1,919,438	0.0
7,190,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	9,582,616	0.1
3,420,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	3,568,616	0.0
4,400,000	(1)	Tencent Holdings Ltd., 2.390%, 06/03/2030	4,478,668	0.1
2,350,000		Time Warner Cable LLC, 5.500%, 09/01/2041	2,851,304	0.0
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,530,550	0.0
2,569,000	(1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,628,832	0.0
2,393,000	(1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	2,368,448	0.0
2,393,000	(1)	T-Mobile USA, Inc., 3.300%, 02/15/2051	2,364,643	0.0
4,084,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	4,576,285	0.1
10,865,000	(1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	12,367,412	0.1
4,085,000	(1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	4,792,399	0.1
4,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	5,472,628	0.1
1,159,000		Verizon Communications, Inc., 4.000%, 03/22/2050	1,431,401	0.0
2,816,000		Verizon Communications, Inc., 4.500%, 08/10/2033	3,563,216	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	8,442,494	0.1
2,014,000	(2)	ViacomCBS, Inc., 4.200%, 05/19/2032	2,305,277	0.0
3,668,000		ViacomCBS, Inc., 4.375%, 03/15/2043	3,898,910	0.0
3,167,000		ViacomCBS, Inc., 4.950%, 01/15/2031	3,796,538	0.0
2,090,000		ViacomCBS, Inc., 5.500%, 05/15/2033	2,542,331	0.0
8,715,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	8,981,897	0.1
1,093,000		Walt Disney Co/The, 2.000%, 09/01/2029	1,131,194	0.0
2,705,000		Walt Disney Co/The, 3.500%, 05/13/2040	3,040,356	0.0
3,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	3,390,989	0.0
1,674,000		Walt Disney Co/The, 3.800%, 05/13/2060	1,943,509	0.0
3,472,000		Walt Disney Co/The, 4.750%, 11/15/2046	4,532,209	0.1
9,075,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	8,943,685	0.1
			372,741,189	3.8

See Accompanying Notes to Financial Statements

25

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

		Consumer, Cyclical: 2.2%
8,860,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	9,099,707	0.1
8,715,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	8,803,980	0.1
4,429,000	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	4,654,206	0.1
2,330,000	(1),(3)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000%), 06/15/2026	664,050	0.0
4,278,144		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,038,084	0.0
9,508,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	9,597,137	0.1
4,340,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	4,635,377	0.1
5,195,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	5,032,994	0.1
901,270		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	885,221	0.0
2,925,000		Cummins, Inc., 2.600%, 09/01/2050	2,870,643	0.0
4,640,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	4,814,797	0.1
5,659,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	5,693,995	0.1
6,383,000	(1)	Daimler Finance North America LLC, 2.550%, 08/15/2022	6,598,157	0.1
2,890,000		Dana, Inc., 5.375%, 11/15/2027	2,967,669	0.0
6,060,000		Dana, Inc., 5.625%, 06/15/2028	6,266,858	0.1
1,578,281		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	1,521,638	0.0
1,391,308		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,399,727	0.0
5,228,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	4,714,656	0.1
768,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	745,134	0.0
1,470,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	1,509,860	0.0
1,414,884	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,470,040	0.0
945,000		Dollar General Corp., 3.500%, 04/03/2030	1,077,438	0.0
1,650,000		Falabella SA, 3.750%, 10/30/2027	1,743,225	0.0
5,550,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	5,407,781	0.1
3,510,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,610,912	0.0
2,200,000	(2)	General Motors Co., 5.400%, 04/01/2048	2,434,399	0.0
2,333,000		General Motors Co., 6.125%, 10/01/2025	2,713,690	0.0
3,665,000		General Motors Financial Co., Inc., 4.150%, 06/19/2023	3,886,006	0.0
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,884,649	0.0
2,509,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	2,723,926	0.0
1,020,000	(1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	1,004,062	0.0
4,653,000	(1),(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	4,873,768	0.1
4,240,000		Home Depot, Inc./The, 3.300%, 04/15/2040	4,812,248	0.1
3,250,000		Home Depot, Inc./The, 4.500%, 12/06/2048	4,366,040	0.1
1,215,000		Lithia Motors, Inc., 4.375%, 01/15/2031	1,215,000	0.0
1,636,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	1,878,398	0.0
3,631,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	4,339,978	0.0
2,795,000		McDonald's Corp., 3.500%, 07/01/2027	3,187,640	0.0
595,000		McDonald's Corp., 3.625%, 05/01/2043	667,160	0.0
2,325,000		McDonald's Corp., 3.625%, 09/01/2049	2,611,349	0.0
3,095,000		McDonald's Corp., 4.450%, 09/01/2048	3,854,357	0.0
4,025,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	4,211,780	0.0
3,635,000	(1)	Michaels Stores, Inc., 4.750%, 10/01/2027	3,610,009	0.0
4,602,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	4,655,457	0.1
3,633,000	(1)	Nissan Motor Co. Ltd., 4.345%, 09/17/2027	3,652,659	0.0
6,440,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	6,608,084	0.1
2,331,000		Ralph Lauren Corp., 1.700%, 06/15/2022	2,373,392	0.0
3,631,000	(2)	Ross Stores, Inc., 4.800%, 04/15/2030	4,411,241	0.1

See Accompanying Notes to Financial Statements

26

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

4,240,000	(1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	4,026,092	0.0
4,414,000		Toyota Motor Credit Corp., 1.150%, 08/13/2027	4,414,020	0.1
4,238,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	4,472,903	0.1
3,207,723		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,152,939	0.0
4,339,226		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,138,327	0.0
4,134,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	4,519,358	0.1
3,869,000		Walgreens Boots Alliance, Inc., 4.100%, 04/15/2050	3,915,255	0.0
4,959,000		WW Grainger, Inc., 1.850%, 02/15/2025	5,196,500	0.1
4,490,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	4,363,719	0.0
			213,997,691	2.2

		Consumer, Non-cyclical: 6.1%
2,740,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	2,836,511	0.0
5,636,000	(1)	AbbVie, Inc., 2.600%, 11/21/2024	5,982,691	0.1
8,167,000		AbbVie, Inc., 2.900%, 11/06/2022	8,568,416	0.1
3,188,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	3,477,564	0.0
1,609,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	1,842,586	0.0
3,810,000		AbbVie, Inc., 4.300%, 05/14/2036	4,498,519	0.1
4,325,000		AbbVie, Inc., 4.400%, 11/06/2042	5,154,084	0.1
2,526,000		AbbVie, Inc., 4.450%, 05/14/2046	3,016,488	0.0
7,965,000		AbbVie, Inc., 4.500%, 05/14/2035	9,672,107	0.1
2,298,000	(1)	AbbVie, Inc., 4.625%, 10/01/2042	2,801,622	0.0
1,849,000		Aetna, Inc., 2.800%, 06/15/2023	1,949,799	0.0
1,764,000		Aetna, Inc., 4.500%, 05/15/2042	2,100,919	0.0
3,398,000		Aetna, Inc., 6.625%, 06/15/2036	4,835,817	0.1
7,095,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	6,899,888	0.1
2,800,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,993,732	0.0
2,573,000	(1),(2)	Alcon Finance Corp., 2.600%, 05/27/2030	2,726,369	0.0
6,696,000		Altria Group, Inc., 4.400%, 02/14/2026	7,718,147	0.1
2,895,000		Altria Group, Inc., 4.800%, 02/14/2029	3,437,971	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,694,570	0.0
1,326,000		Altria Group, Inc., 5.950%, 02/14/2049	1,783,185	0.0
9,003,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	9,821,637	0.1
968,000		Amgen, Inc., 1.900%, 02/21/2025	1,014,675	0.0
1,045,000		Amgen, Inc., 2.450%, 02/21/2030	1,109,613	0.0
4,134,000		Amgen, Inc., 4.950%, 10/01/2041	5,475,656	0.1
10,519,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	12,717,471	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	12,434,270	0.1
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	5,596,131	0.1
2,495,000		Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	2,922,982	0.0
1,598,000		Anthem, Inc., 3.500%, 08/15/2024	1,748,284	0.0
1,293,000		Anthem, Inc., 3.700%, 09/15/2049	1,443,255	0.0
4,159,000		Anthem, Inc., 5.100%, 01/15/2044	5,543,866	0.1
5,220,000		AstraZeneca PLC, 2.375%, 11/16/2020	5,233,260	0.1
7,854,000		AstraZeneca PLC, 3.375%, 11/16/2025	8,797,152	0.1
3,222,000		Automatic Data Processing, Inc., 1.250%, 09/01/2030	3,181,363	0.0
1,005,000		BAT Capital Corp., 3.215%, 09/06/2026	1,083,626	0.0
14,471,000		BAT Capital Corp., 2.259%, 03/25/2028	14,530,632	0.2
2,393,000		BAT Capital Corp., 2.726%, 03/25/2031	2,375,458	0.0
2,393,000		BAT Capital Corp., 3.734%, 09/25/2040	2,382,765	0.0
7,260,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	7,161,119	0.1
3,275,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	3,356,056	0.0
8,862,000	(1)	Bayer US Finance LLC, 3.000%, 10/08/2021	9,092,015	0.1
6,487,000		Becton Dickinson and Co., 2.894%, 06/06/2022	6,712,538	0.1
2,720,000		Becton Dickinson and Co., 3.363%, 06/06/2024	2,943,967	0.0
2,334,000	(2)	Becton Dickinson and Co., 3.794%, 05/20/2050	2,616,454	0.0

See Accompanying Notes to Financial Statements

27

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

1,327,000		Boston Scientific Corp., 4.000%, 03/01/2029	1,543,948	0.0
4,662,000		Bristol Myers Squibb Co., 3.875%, 08/15/2025	5,327,516	0.1
3,421,000		Bristol Myers Squibb Co., 4.125%, 06/15/2039	4,315,564	0.1
7,916,000		Cardinal Health, Inc., 3.079%, 06/15/2024	8,520,236	0.1
5,377,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	6,481,322	0.1
4,450,000		Centene Corp., 3.375%, 02/15/2030	4,623,839	0.1
4,750,000		Centene Corp., 4.625%, 12/15/2029	5,135,938	0.1
6,698,000		Cigna Corp., 3.050%, 11/30/2022	7,049,770	0.1
3,471,000		Cigna Corp., 3.250%, 04/15/2025	3,819,565	0.0
2,145,000		Cigna Corp., 3.400%, 03/15/2050	2,258,195	0.0
1,882,000		Cigna Corp., 4.800%, 08/15/2038	2,339,806	0.0
4,165,000		Cigna Corp., 4.900%, 12/15/2048	5,436,647	0.1
4,125,000		Coca-Cola Co/The, 2.500%, 06/01/2040	4,343,621	0.1
2,818,000		Coca-Cola Co/The, 2.750%, 06/01/2060	2,852,294	0.0
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,782,007	0.0
2,326,000		CVS Health Corp., 4.780%, 03/25/2038	2,821,760	0.0
9,602,000		CVS Health Corp., 5.050%, 03/25/2048	12,250,415	0.1
4,475,000		CVS Health Corp., 2.700%, 08/21/2040	4,299,859	0.1
3,492,000		CVS Health Corp., 4.125%, 04/01/2040	3,986,616	0.1
7,379,000	(1)	Danone SA, 2.947%, 11/02/2026	8,191,992	0.1
4,635,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	4,477,642	0.1
4,330,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	4,447,018	0.1
6,370,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	6,932,004	0.1
1,942,000		Diageo Capital PLC, 2.125%, 04/29/2032	2,016,087	0.0
4,709,000		Eli Lilly and Co., 2.500%, 09/15/2060	4,449,731	0.1
997,000		Equifax, Inc., 2.600%, 12/15/2025	1,069,239	0.0
3,460,000		General Mills, Inc., 3.700%, 10/17/2023	3,775,757	0.0
4,340,000		General Mills, Inc., 4.000%, 04/17/2025	4,929,794	0.1
2,056,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	2,060,490	0.0
1,539,000		Gilead Sciences, Inc., 1.200%, 10/01/2027	1,543,002	0.0
2,055,000		Gilead Sciences, Inc., 2.600%, 10/01/2040	2,055,094	0.0
11,343,000		Global Payments, Inc., 2.650%, 02/15/2025	12,042,959	0.1
3,076,000		HCA, Inc., 4.500%, 02/15/2027	3,457,964	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,673,371	0.0
622,000		HCA, Inc., 5.250%, 06/15/2049	758,066	0.0
1,375,000		HCA, Inc., 5.500%, 06/15/2047	1,720,943	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,575,059	0.0
1,173,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	1,219,860	0.0
4,873,000		Humana, Inc., 4.500%, 04/01/2025	5,599,317	0.1
3,350,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	3,643,912	0.0
781,000		IHS Markit Ltd., 4.250%, 05/01/2029	907,245	0.0
2,290,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,394,120	0.0
2,151,000	(2)	Johnson & Johnson, 0.550%, 09/01/2025	2,153,900	0.0
2,152,000		Johnson & Johnson, 0.950%, 09/01/2027	2,155,495	0.0
2,629,000		Johnson & Johnson, 2.100%, 09/01/2040	2,622,190	0.0
2,649,000		Johnson & Johnson, 2.250%, 09/01/2050	2,622,179	0.0
6,864,000		Johnson & Johnson, 2.450%, 09/01/2060	6,881,891	0.1
5,375,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	6,018,547	0.1
1,789,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	2,062,554	0.0
4,825,000	(1)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	5,131,049	0.1
3,495,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	4,685,315	0.1
1,500,000		Kroger Co., 3.875%, 10/15/2046	1,702,372	0.0
251,000		Kroger Co/The, 5.150%, 08/01/2043	323,052	0.0
2,414,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	2,632,516	0.0
5,806,000		Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	6,106,070	0.1
1,434,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	1,567,407	0.0
1,280,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,629,857	0.0
3,585,000	(1)	Mars, Inc., 0.875%, 07/16/2026	3,568,665	0.0
3,336,000	(1)	Mars, Inc., 4.125%, 04/01/2054	4,223,096	0.1
1,484,000		Medtronic, Inc., 4.375%, 03/15/2035	1,992,538	0.0
3,185,000		Mondelez International, Inc., 1.875%, 10/15/2032	3,177,515	0.0

See Accompanying Notes to Financial Statements

28

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

1,311,000		Moody's Corp., 3.250%, 05/20/2050	1,406,873	0.0
170,000		Mylan NV, 3.750%, 12/15/2020	170,757	0.0
4,946,000		Mylan, Inc., 5.200%, 04/15/2048	6,149,206	0.1
7,470,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	8,228,809	0.1
1,938,000		Pfizer, Inc., 2.550%, 05/28/2040	2,006,879	0.0
1,890,000		Pfizer, Inc., 2.700%, 05/28/2050	1,977,686	0.0
1,689,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,913,162	0.0
2,555,000		Philip Morris International, Inc., 4.375%, 11/15/2041	3,119,074	0.0
8,920,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	9,221,050	0.1
1,430,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,472,900	0.0
8,405,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	9,004,066	0.1
2,383,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	2,575,231	0.0
5,684,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	5,551,750	0.1
1,149,000		Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	1,076,776	0.0
1,436,000		RELX Capital, Inc., 3.000%, 05/22/2030	1,572,241	0.0
6,443,000		RELX Capital, Inc., 4.000%, 03/18/2029	7,584,959	0.1
1,903,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,316,297	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,030,760	0.0
1,626,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,622,784	0.0
2,055,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	2,056,545	0.0
3,310,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	3,254,691	0.0
1,815,000		S&P Global, Inc., 2.300%, 08/15/2060	1,633,545	0.0
2,250,000	(1)	SC Johnson & Son, Inc., 4.750%, 10/15/2046	3,010,045	0.0
6,336,000		Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/2023	6,728,892	0.1
3,000,000	(2)	Stryker Corp., 2.900%, 06/15/2050	3,093,800	0.0
3,741,000	(2)	Sysco Corp., 5.950%, 04/01/2030	4,733,184	0.1
1,823,000		Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	1,891,274	0.0
1,125,000		Takeda Pharmaceutical Co. Ltd., 3.175%, 07/09/2050	1,158,178	0.0
1,375,000		Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	1,424,670	0.0
7,240,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	7,508,684	0.1
8,680,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	8,949,948	0.1
10,039,000	(2)	Unilever Capital Corp., 3.250%, 03/07/2024	10,937,763	0.1
4,500,000	(2)	United Rentals North America, Inc., 4.000%, 07/15/2030	4,606,875	0.1
4,325,000		United Rentals North America, Inc., 4.875%, 01/15/2028	4,546,656	0.1
2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	2,434,500	0.0
1,483,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	1,801,244	0.0
2,310,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,924,739	0.0
9,504,000	(1)	Upjohn, Inc., 3.850%, 06/22/2040	10,274,509	0.1
2,828,000	(1)	Upjohn, Inc., 4.000%, 06/22/2050	3,026,640	0.0
2,025,000		Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	2,273,342	0.0
			602,942,006	6.1

		Energy: 3.4%
9,895,000		Apache Corp., 5.100%, 09/01/2040	8,913,169	0.1
2,621,000	(2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	2,605,061	0.0
5,828,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	6,269,570	0.1
4,856,000	(2)	BP Capital Markets America, Inc., 3.224%, 04/14/2024	5,238,833	0.1
3,280,000		BP Capital Markets PLC, 4.742%, 03/11/2021	3,344,297	0.0
3,610,000	(4)	BP Capital Markets PLC, 4.875%, 12/31/2199	3,871,725	0.0
4,095,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	4,261,545	0.1
2,150,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	2,452,472	0.0
5,525,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	4,949,129	0.1
2,550,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,326,875	0.0

See Accompanying Notes to Financial Statements

29

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

3,662,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	3,712,107	0.0
1,580,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	1,584,108	0.0
4,650,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	4,495,458	0.1
1,436,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	1,550,364	0.0
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	9,889,687	0.1
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	7,550,525	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	425,382	0.0
5,582,000	(2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	5,179,563	0.1
5,373,000	(4)	Enbridge, Inc., 5.750%, 07/15/2080	5,574,260	0.1
1,217,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	1,236,315	0.0
645,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	631,571	0.0
8,457,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	7,867,277	0.1
1,263,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,343,709	0.0
3,140,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	3,263,510	0.0
1,389,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	1,373,309	0.0
3,800,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	3,316,469	0.0
1,163,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,312,835	0.0
1,989,000		EOG Resources, Inc., 4.950%, 04/15/2050	2,450,995	0.0
8,950,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	9,240,875	0.1
2,642,000		Equinor ASA, 3.125%, 04/06/2030	2,972,262	0.0
1,850,000		Exxon Mobil Corp., 4.227%, 03/19/2040	2,272,058	0.0
5,050,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	5,629,361	0.1
3,450,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	3,857,790	0.0
9,050,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	9,058,236	0.1
163,000		Halliburton Co., 3.500%, 08/01/2023	172,770	0.0
136,000		Halliburton Co., 3.800%, 11/15/2025	147,482	0.0
4,020,000		Halliburton Co., 4.850%, 11/15/2035	4,252,746	0.1
5,775,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	6,447,210	0.1
2,650,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	3,105,805	0.0
1,575,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	1,845,903	0.0
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,433,651	0.0
3,850,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	4,351,904	0.1
2,663,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	2,700,720	0.0
1,443,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	1,486,255	0.0
2,897,000		MPLX L.P., 1.750%, 03/01/2026	2,895,624	0.0
2,026,000		MPLX L.P., 2.650%, 08/15/2030	1,991,157	0.0
1,020,000		MPLX L.P., 5.250%, 01/15/2025	1,057,526	0.0
2,833,000		Newfield Exploration Co., 5.375%, 01/01/2026	2,666,749	0.0
265,000		Noble Energy, Inc., 3.250%, 10/15/2029	293,622	0.0
4,468,000	(2)	Noble Energy, Inc., 4.200%, 10/15/2049	5,356,218	0.1
2,013,000		Noble Energy, Inc., 4.950%, 08/15/2047	2,646,857	0.0
2,023,000		ONEOK Partners L.P., 3.375%, 10/01/2022	2,102,776	0.0
1,910,000		ONEOK, Inc., 2.200%, 09/15/2025	1,885,058	0.0
5,335,000	(2)	Pertamina Persero PT, 3.100%, 01/21/2030	5,539,895	0.1
6,075,000	(1),(2)	Pertamina Persero PT, 3.100%, 01/21/2030	6,308,315	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	877,403	0.0
10,500,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	11,599,875	0.1
4,750,000		Petroleos del Peru SA, 4.750%, 06/19/2032	5,137,173	0.1
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	4,326,040	0.1
7,000,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	5,830,090	0.1
8,500,000		Petroleos Mexicanos, 6.500%, 03/13/2027	7,938,745	0.1
2,225,000		Petroleos Mexicanos, 6.500%, 01/23/2029	1,994,156	0.0
2,225,000		Petroleos Mexicanos, 6.875%, 08/04/2026	2,138,225	0.0

See Accompanying Notes to Financial Statements

30

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

5,693,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	5,357,910	0.1
10,116,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	9,807,434	0.1
2,140,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	2,079,239	0.0
662,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	707,143	0.0
3,468,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,727,845	0.0
1,450,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	1,502,328	0.0
1,890,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	2,052,920	0.0
2,203,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	2,480,574	0.0
2,663,000	(1)	Schlumberger Holdings Corp., 4.000%, 12/21/2025	2,981,859	0.0
5,190,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	5,329,069	0.1
4,235,000		Shell International Finance BV, 3.250%, 05/11/2025	4,687,054	0.1
3,245,000		Shell International Finance BV, 4.125%, 05/11/2035	3,908,435	0.0
325,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	341,130	0.0
1,003,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	935,238	0.0
3,000,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	3,034,692	0.0
4,282,000		Total Capital International SA, 2.986%, 06/29/2041	4,477,748	0.1
4,687,000		Total Capital International SA, 3.127%, 05/29/2050	4,864,393	0.1
1,290,000	(1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,396,225	0.0
4,932,000		Valero Energy Corp., 2.850%, 04/15/2025	5,173,736	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	12,048,500	0.1
1,356,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,524,112	0.0
1,846,000		Williams Partners L.P., 3.600%, 03/15/2022	1,910,492	0.0
2,768,000		Williams Partners L.P., 3.750%, 06/15/2027	3,037,788	0.0
9,195,000	(2)	WPX Energy, Inc., 5.750%, 06/01/2026	9,534,066	0.1
			331,450,582	3.4

		Financial: 11.4%
12,331,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	13,923,242	0.1
3,163,000		American International Group, Inc., 3.875%, 01/15/2035	3,643,255	0.0
1,147,000		American International Group, Inc., 4.375%, 01/15/2055	1,316,429	0.0
4,050,000		American International Group, Inc., 4.500%, 07/16/2044	4,759,176	0.1
2,121,000		American International Group, Inc., 4.750%, 04/01/2048	2,603,245	0.0
1,247,000	(4)	American International Group, Inc., 5.750%, 04/01/2048	1,361,496	0.0
3,085,000		American Tower Corp., 3.700%, 10/15/2049	3,386,677	0.0
3,420,000	(1),(2)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	3,723,958	0.0
4,553,000		Arch Capital Group Ltd., 3.635%, 06/30/2050	4,910,433	0.1
3,460,000		Assurant, Inc., 3.700%, 02/22/2030	3,614,881	0.0
4,643,000		Assurant, Inc., 4.900%, 03/27/2028	5,147,625	0.1
8,605,000	(1)	Athene Global Funding, 2.800%, 05/26/2023	8,978,640	0.1
3,452,000	(1)	Athene Global Funding, 2.950%, 11/12/2026	3,639,781	0.0
2,332,000		AvalonBay Communities, Inc., 2.450%, 01/15/2031	2,497,122	0.0
4,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	4,694,921	0.1
4,250,000	(2)	Banco de Bogota SA, 6.250%, 05/12/2026	4,616,605	0.1
764,000		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	818,355	0.0
3,750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,715,313	0.0
5,200,000		Banco Santander SA, 2.746%, 05/28/2025	5,472,691	0.1
4,600,000		Banco Santander SA, 3.125%, 02/23/2023	4,819,901	0.1
4,175,000		Bancolombia SA, 3.000%, 01/29/2025	4,185,688	0.0
7,100,000	(1),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	7,121,013	0.1
5,417,000	(4)	Bank of America Corp., 0.981%, 09/25/2025	5,419,905	0.1
4,961,000	(4)	Bank of America Corp., 1.898%, 07/23/2031	4,954,597	0.1

See Accompanying Notes to Financial Statements

31

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

1,495,000	(2),(4)	Bank of America Corp., 2.015%, 02/13/2026	1,553,063	0.0
3,402,000	(4)	Bank of America Corp., 2.592%, 04/29/2031	3,601,632	0.0
10,498,000	(4)	Bank of America Corp., 2.676%, 06/19/2041	10,764,645	0.1
3,625,000	(4)	Bank of America Corp., 3.194%, 07/23/2030	4,011,206	0.0
2,750,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	3,067,042	0.0
7,787,000	(4)	Bank of America Corp., 3.499%, 05/17/2022	7,933,328	0.1
2,300,000	(4)	Bank of America Corp., 3.550%, 03/05/2024	2,451,271	0.0
1,941,000		Bank of America Corp., 3.950%, 04/21/2025	2,157,632	0.0
1,718,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	1,972,593	0.0
2,645,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	3,157,341	0.0
2,903,000	(4)	Bank of America Corp., 4.083%, 03/20/2051	3,606,866	0.0
7,307,000		Bank of America Corp., 4.183%, 11/25/2027	8,393,942	0.1
4,495,000		Bank of America Corp., 4.250%, 10/22/2026	5,209,031	0.1
9,614,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	11,280,819	0.1
594,000	(4)	Bank of America Corp., 5.125%, 12/31/2199	611,791	0.0
5,000,000	(4)	Bank of America Corp., 2.884%, 10/22/2030	5,405,556	0.1
5,594,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	6,236,299	0.1
2,940,000	(2)	Bank of Nova Scotia/The, 2.200%, 02/03/2025	3,105,662	0.0
2,417,000	(2)	Bank of Nova Scotia/The, 2.700%, 08/03/2026	2,648,726	0.0
4,740,000	(4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	4,917,750	0.1
3,962,000		Bank of Nova Scotia, 4.500%, 12/16/2025	4,594,985	0.1
13,595,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	14,369,900	0.2
2,980,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	3,135,562	0.0
3,687,000	(4)	Barclays PLC, 3.564%, 09/23/2035	3,631,474	0.0
4,548,000	(4)	Barclays PLC, 3.932%, 05/07/2025	4,901,228	0.1
2,475,000	(4)	Barclays PLC, 4.610%, 02/15/2023	2,591,405	0.0
5,060,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	6,608,215	0.1
5,150,000	(1),(4)	BNP Paribas SA, 2.219%, 06/09/2026	5,319,303	0.1
2,641,000	(1),(4)	BNP Paribas SA, 2.588%, 08/12/2035	2,570,585	0.0
9,060,000	(1),(4)	BNP Paribas SA, 2.819%, 11/19/2025	9,566,690	0.1
2,000,000	(1),(4)	BNP Paribas SA, 3.052%, 01/13/2031	2,150,836	0.0
4,499,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	4,884,874	0.1
3,062,000		Boston Properties L.P., 3.250%, 01/30/2031	3,306,375	0.0
8,130,000	(1),(2)	BPCE SA, 2.700%, 10/01/2029	8,751,339	0.1
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,347,974	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	7,872,294	0.1
4,814,000		Brookfield Finance LLC, 3.450%, 04/15/2050	4,742,141	0.1
3,394,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	3,956,100	0.0
4,780,000		Brown & Brown, Inc., 2.375%, 03/15/2031	4,833,584	0.1
1,394,000		Camden Property Trust, 2.800%, 05/15/2030	1,518,832	0.0
11,000,000	(2)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	11,616,119	0.1
12,153,000	(4)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	12,601,145	0.1
2,002,000	(2)	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	2,161,022	0.0
2,119,000		Capital One Financial Corp., 3.650%, 05/11/2027	2,342,409	0.0
3,146,000		Capital One Financial Corp., 3.750%, 03/09/2027	3,496,487	0.0
3,329,000	(4)	Charles Schwab Corp./The, 5.375%, 12/31/2199	3,615,460	0.0
2,787,000	(4)	Citigroup, Inc., 1.678%, 05/15/2024	2,857,426	0.0
2,141,000	(4)	Citigroup, Inc., 2.572%, 06/03/2031	2,255,205	0.0
3,170,000	(4)	Citigroup, Inc., 2.876%, 07/24/2023	3,290,946	0.0
4,915,000		Citigroup, Inc., 5.500%, 09/13/2025	5,819,015	0.1
1,147,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	1,211,932	0.0
1,201,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	1,231,541	0.0
638,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	668,720	0.0
1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,680,139	0.0
3,693,000	(1),(4)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	3,673,090	0.0
4,027,000	(1),(4)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	4,083,694	0.0
6,000,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	6,379,554	0.1
9,163,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	10,389,948	0.1

See Accompanying Notes to Financial Statements

32

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2020 (Unaudited) (Continued)

1,500,000		Cooperatieve Rabobank UA, 4.625%, 12/01/2023	1,669,437	0.0
2,700,000	(1),(2)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,728,350	0.0
1,679,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	1,890,797	0.0
15,084,000	(1),(4)	Credit Agricole SA/London, 1.907%, 06/16/2026	15,447,448	0.2
3,611,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,650,816	0.0
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	4,621,679	0.1
3,222,000	(1),(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	3,332,069	0.0
6,870,000	(1),(4)	Credit Suisse Group AG, 2.997%, 12/14/2023	7,155,963	0.1
1,170,000	(1),(4)	Credit Suisse Group AG, 3.869%, 01/12/2029	1,305,927	0.0
3,166,000	(1),(4)	Credit Suisse Group AG, 4.194%, 04/01/2031	3,661,464	0.0
1,441,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	1,636,799	0.0
8,409,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	8,893,101	0.1
1,033,000		Crown Castle International Corp., 4.150%, 07/01/2050	1,182,256	0.0
4,910,000	(1),(4)	Danske Bank A/S, 1.621%, 09/11/2026	4,873,411	0.1
8,650,000	(1),(2)	Danske Bank A/S, 2.800%, 03/10/2021	8,738,337	0.1
2,005,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	2,107,037	0.0
4,404,000	(4)	Deutsche Bank AG/New York NY, 3.547%, 09/18/2031	4,434,721	0.1
2,897,000		Discover Bank, 4.250%, 03/13/2026	3,301,074	0.0
2,404,000	(4)	Discover Bank, 4.682%, 08/09/2028	2,522,169	0.0
805,000		Discover Financial Services, 3.850%, 11/21/2022	859,177	0.0
1,671,000	(1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	1,667,002	0.0
1,539,000		Equinix, Inc., 1.550%, 03/15/2028	1,540,179	0.0
6,000,000		ERP Operating L.P., 2.500%, 02/15/2030	6,377,441	0.1
9,425,000	(1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	9,260,251	0.1
4,085,000		Essex Portfolio L.P., 3.000%, 01/15/2030	4,394,339	0.1
1,862,000		Essex Portfolio L.P., 3.250%, 05/01/2023	1,961,514	0.0
5,348,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	5,864,880	0.1
2,931,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	3,160,367	0.0
8,087,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	8,447,753	0.1
750,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	783,679	0.0
2,511,000	(1)	GE Capital Funding LLC, 4.400%, 05/15/2030	2,704,284	0.0
4,509,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	4,775,886	0.1
5,493,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	6,247,725	0.1
1,680,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	2,192,862	0.0
792,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	1,148,597	0.0
4,886,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	4,879,750	0.1
1,935,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	2,658,291	0.0
2,569,000	(4)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,564,553	0.0
5,105,000	(4)	HSBC Holdings PLC, 2.013%, 09/22/2028	5,055,310	0.1
6,500,000	(4)	HSBC Holdings PLC, 2.099%, 06/04/2026	6,586,588	0.1
3,038,000	(4)	HSBC Holdings PLC, 2.357%, 08/18/2031	3,016,060	0.0
4,759,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,959,994	0.1
8,523,000	(4)	HSBC Holdings PLC, 3.262%, 03/13/2023	8,815,772	0.1
2,924,000	(4)	HSBC Holdings PLC, 3.973%, 05/22/2030	3,276,298	0.0
4,593,000	(4)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,076,621	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	4,611,746	0.1
1,883,000		HSBC Holdings PLC, 4.950%, 03/31/2030	2,272,442	0.0
4,831,000	(4)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,955,809	0.1
6,599,000		ING Groep NV, 3.550%, 04/09/2024	7,189,138	0.1
3,483,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	3,460,976	0.0
3,301,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	3,411,616	0.0
2,889,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	3,580,216	0.0

See Accompanying Notes to Financial Statements

33

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	2,545,625	0.0
9,423,000	(4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	9,845,717	0.1
5,000,000	(4)	JPMorgan Chase & Co., 2.301%, 10/15/2025	5,264,752	0.1
9,967,000	(4)	JPMorgan Chase & Co., 2.522%, 04/22/2031	10,635,938	0.1
8,459,000	(4)	JPMorgan Chase & Co., 3.207%, 04/01/2023	8,792,386	0.1
10,000	(4)	JPMorgan Chase & Co., 3.559%, 04/23/2024	10,733	0.0
4,270,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,628,388	0.1
3,700,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	4,096,296	0.0
4,145,000	(4)	JPMorgan Chase & Co., 4.452%, 12/05/2029	4,989,108	0.1
2,200,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	2,687,166	0.0
11,251,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	11,040,044	0.1
2,123,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,121,168	0.0
2,990,000		Kilroy Realty L.P., 3.450%, 12/15/2024	3,158,034	0.0
4,649,000		Kimco Realty Corp., 3.700%, 10/01/2049	4,568,898	0.1
2,838,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	2,953,652	0.0
2,813,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	3,150,115	0.0
2,545,000	(4)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,641,272	0.0
2,849,000	(4)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,962,883	0.0
4,310,000		Main Street Capital Corp., 5.200%, 05/01/2024	4,534,379	0.1
5,271,000	(4)	MetLife, Inc., 3.850%, 12/31/2199	5,264,411	0.1
7,183,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	7,283,385	0.1
4,479,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	4,695,114	0.1
725,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	785,742	0.0
5,500,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,800,592	0.1
5,774,000	(4)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	5,822,768	0.1
3,417,000	(4)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,555,922	0.0
2,726,000	(4)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	2,867,242	0.0
660,000	(1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	737,584	0.0
5,414,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	5,675,896	0.1
5,350,000	(4)	Morgan Stanley, 3.622%, 04/01/2031	6,123,570	0.1
3,840,000		Morgan Stanley, 3.700%, 10/23/2024	4,260,115	0.1
3,210,000		Morgan Stanley, 3.875%, 04/29/2024	3,540,288	0.0
2,750,000		Morgan Stanley, 3.875%, 01/27/2026	3,138,170	0.0
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,980,718	0.0
2,439,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	3,054,384	0.0
1,970,000	(4)	Morgan Stanley, 5.597%, 03/24/2051	2,979,631	0.0
4,390,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	4,585,245	0.1
5,050,000	(1)	National Australia Bank Ltd., 2.332%, 08/21/2030	5,002,745	0.1
2,990,000	(1),(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	3,327,666	0.0
8,500,000	(2),(4)	National Bank of Canada, 0.900%, 08/15/2023	8,537,586	0.1
4,651,000	(1)	National Securities Clearing Corp., 1.500%, 04/23/2025	4,797,643	0.1
5,105,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	5,256,312	0.1
9,520,000	(1),(4)	Nationwide Building Society, 4.363%, 08/01/2024	10,329,266	0.1
3,595,000	(4)	Natwest Group PLC, 3.032%, 11/28/2035	3,457,779	0.0
9,148,000		Natwest Group PLC, 3.875%, 09/12/2023	9,832,839	0.1
4,500,000		Navient Corp., 5.000%, 03/15/2027	4,231,845	0.1
1,000,000	(1),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	990,545	0.0
3,915,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	4,209,638	0.1
1,345,000	(1),(2),(4)	Nordea Bank ABP, 6.125%, 12/31/2199	1,442,613	0.0
DKK 4	(5)	Nordea Kredit Realkreditaktieselskab, 6.000%, 07/01/2029	–	–
3,885,000		Northern Trust Corp., 1.950%, 05/01/2030	4,051,895	0.0

See Accompanying Notes to Financial Statements

34

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,068,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	4,462,205	0.1
7,860,000		ORIX Corp., 3.250%, 12/04/2024	8,530,031	0.1
2,000,000	(1),(2),(4)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	1,997,453	0.0
8,396,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	8,517,342	0.1
5,456,000	(1)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	5,402,377	0.1
2,449,000	(4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,461,221	0.0
3,412,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	3,350,011	0.0
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,676,670	0.0
2,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	2,507,016	0.0
2,626,000		Prologis L.P., 2.250%, 04/15/2030	2,792,776	0.0
2,335,000		Prologis L.P., 3.000%, 04/15/2050	2,507,435	0.0
4,360,000	(1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	4,316,400	0.1
4,520,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	4,771,018	0.1
3,576,000		Realty Income Corp., 3.250%, 01/15/2031	3,947,982	0.0
3,152,000		Regency Centers L.P., 2.950%, 09/15/2029	3,265,862	0.0
3,622,000		Regency Centers L.P., 3.700%, 06/15/2030	3,981,204	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,305,361	0.0
3,008,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	3,017,580	0.0
4,410,000		Royal Bank of Canada, 0.885%, (US0003M + 0.660%), 10/05/2023	4,440,373	0.1
9,225,000		Royal Bank of Canada, 2.250%, 11/01/2024	9,782,062	0.1
2,910,000	(4)	Natwest Group PLC, 3.073%, 05/22/2028	3,062,807	0.0
459,000	(4)	Natwest Group PLC, 4.269%, 03/22/2025	499,126	0.0
3,017,000	(4)	Natwest Group PLC, 4.519%, 06/25/2024	3,254,102	0.0
3,572,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	3,826,963	0.0
5,383,000	(1),(4)	Scentre Group Trust 2, 5.125%, 09/24/2080	5,294,939	0.1
5,780,000	(1),(2)	Skandinaviska Enskilda Banken AB, 0.850%, 09/02/2025	5,787,081	0.1
5,250,000	(4)	State Street Corp., 3.031%, 11/01/2034	5,730,330	0.1
4,770,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	4,705,801	0.1
3,225,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,411,769	0.0
300,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	331,150	0.0
3,351,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	3,367,116	0.0
2,904,000	(1)	Swedbank AB, 1.300%, 06/02/2023	2,961,673	0.0
9,340,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	10,135,646	0.1
1,354,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	1,652,415	0.0
4,600,000		Truist Bank, 2.250%, 03/11/2030	4,745,172	0.1
3,293,000		Truist Bank, 3.200%, 04/01/2024	3,573,834	0.0
3,244,000		Truist Financial Corp., 1.125%, 08/03/2027	3,240,474	0.0
6,953,000	(4)	Truist Financial Corp., 4.800%, 12/31/2199	6,985,242	0.1
2,705,000	(4)	Truist Financial Corp., 4.950%, 12/31/2199	2,853,775	0.0
3,609,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	3,910,171	0.0
1,575,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	1,423,179	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,509,925	0.0
4,162,000	(1),(4)	UBS Group AG, 1.008%, 07/30/2024	4,174,003	0.0
7,779,000	(1),(4)	UBS Group AG, 2.859%, 08/15/2023	8,081,815	0.1
3,853,000	(1),(4)	UBS Group AG, 1.364%, 01/30/2027	3,854,972	0.0
2,565,000	(1),(4)	UBS Group AG, 3.126%, 08/13/2030	2,849,014	0.0
3,125,000		UDR, Inc., 2.100%, 08/01/2032	3,113,158	0.0
7,286,000		UDR, Inc., 3.000%, 08/15/2031	7,885,120	0.1
5,000,000		US Bank NA/Cincinnati OH, 2.050%, 01/21/2025	5,285,076	0.1
8,766,000	(1)	USAA Capital Corp., 2.125%, 05/01/2030	9,241,156	0.1
1,005,000		Ventas Realty L.P., 5.700%, 09/30/2043	1,194,986	0.0
9,500,000	(4)	Wells Fargo & Co., 1.654%, 06/02/2024	9,680,929	0.1
5,017,000	(4)	Wells Fargo & Co., 2.393%, 06/02/2028	5,240,197	0.1
9,435,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	9,890,758	0.1
3,788,000	(4)	Wells Fargo & Co., 3.068%, 04/30/2041	3,947,672	0.0
6,670,000		Wells Fargo & Co., 3.750%, 01/24/2024	7,252,698	0.1
4,723,000		Wells Fargo & Co., 4.125%, 08/15/2023	5,148,395	0.1

See Accompanying Notes to Financial Statements

35

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,556,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,947,201	0.0
3,115,000	(4)	Wells Fargo & Co., 5.013%, 04/04/2051	4,253,553	0.1
4,455,000	(4)	Wells Fargo Bank NA, 2.082%, 09/09/2022	4,518,923	0.1
2,270,000		Westpac Banking Corp., 2.350%, 02/19/2025	2,425,014	0.0
372,000		Willis Towers Watson PLC, 5.750%, 03/15/2021	380,325	0.0
6,680,000		XLIT Ltd., 4.450%, 03/31/2025	7,561,108	0.1
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	2,792,519	0.0
2,296,000		XLIT Ltd., 5.500%, 03/31/2045	3,043,032	0.0
			1,114,651,059	11.4

		Industrial: 2.7%
1,335,000		3M Co., 3.700%, 04/15/2050	1,604,971	0.0
8,300,000		AECOM, 5.125%, 03/15/2027	8,994,544	0.1
8,620,000	(1)	Airbus Finance BV, 2.700%, 04/17/2023	9,014,665	0.1
5,435,000		Amphenol Corp., 2.800%, 02/15/2030	5,960,125	0.1
1,137,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,125,956	0.0
2,027,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	2,016,505	0.0
5,189,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	5,357,653	0.1
3,878,000	(1)	BAE Systems PLC, 3.400%, 04/15/2030	4,349,971	0.1
3,530,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	3,708,706	0.0
2,530,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	2,890,707	0.0
1,269,000		Boeing Co/The, 3.850%, 11/01/2048	1,164,215	0.0
2,575,000		Boeing Co/The, 4.875%, 05/01/2025	2,812,959	0.0
2,599,000		Boeing Co/The, 5.805%, 05/01/2050	3,146,959	0.0
9,445,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	9,793,284	0.1
4,885,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	5,918,678	0.1
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,483,080	0.0
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	3,761,021	0.0
5,082,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	5,321,796	0.1
2,965,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	3,103,609	0.0
4,460,000	(1),(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	4,696,937	0.1
5,287,000	(1)	CCL Industries, Inc., 3.050%, 06/01/2030	5,651,026	0.1
200,000		Cemex SAB de CV, 6.125%, 05/05/2025	206,750	0.0
4,350,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	4,376,753	0.1
2,715,000		CSX Corp., 4.650%, 03/01/2068	3,556,203	0.0
890,000		CSX Corp., 4.500%, 08/01/2054	1,153,818	0.0
1,428,000		FedEx Corp., 3.900%, 02/01/2035	1,623,932	0.0
4,000,000		FedEx Corp., 4.050%, 02/15/2048	4,623,567	0.1
2,096,000	(2)	FedEx Corp., 4.250%, 05/15/2030	2,514,312	0.0
2,647,000		FedEx Corp., 4.400%, 01/15/2047	3,132,239	0.0
3,007,000		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	3,065,430	0.0
2,800,000	(2)	GATX Corp., 4.000%, 06/30/2030	3,229,764	0.0
5,327,000		General Dynamics Corp., 3.500%, 04/01/2027	6,130,034	0.1
3,906,000		General Dynamics Corp., 4.250%, 04/01/2040	4,922,494	0.1
2,518,000	(2)	General Electric Co., 3.625%, 05/01/2030	2,618,515	0.0
9,460,000	(1),(2)	GFL Environmental, Inc., 3.750%, 08/01/2025	9,454,088	0.1
5,925,000		Honeywell International, Inc., 1.950%, 06/01/2030	6,243,909	0.1
2,786,000		Lockheed Martin Corp., 2.800%, 06/15/2050	2,908,492	0.0
2,966,000		Lockheed Martin Corp., 4.070%, 12/15/2042	3,709,401	0.0
3,379,000		Norfolk Southern Corp., 3.650%, 08/01/2025	3,803,675	0.0
434,000		Northrop Grumman Corp., 2.930%, 01/15/2025	472,405	0.0
1,605,000		Packaging Corp. of America, 3.000%, 12/15/2029	1,758,684	0.0
2,395,000		Packaging Corp. of America, 4.050%, 12/15/2049	2,864,385	0.0
2,270,000		Raytheon Technologies Corp., 3.125%, 07/01/2050	2,436,697	0.0
2,335,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,508,135	0.0
3,686,000	(1)	Raytheon Technologies Corp., 3.500%, 03/15/2027	4,149,708	0.1
211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	228,201	0.0

See Accompanying Notes to Financial Statements

36

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

538,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	662,244	0.0
8,741,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	11,047,543	0.1
534,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	725,772	0.0
506,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	731,930	0.0
3,147,000		Republic Services, Inc., 1.450%, 02/15/2031	3,108,564	0.0
2,498,000		Roper Technologies, Inc., 1.400%, 09/15/2027	2,524,416	0.0
1,678,000		Roper Technologies, Inc., 2.000%, 06/30/2030	1,712,747	0.0
6,902,000		Ryder System, Inc., 3.750%, 06/09/2023	7,423,012	0.1
3,300,000	(1),(2)	Sealed Air Corp., 4.000%, 12/01/2027	3,456,090	0.0
5,480,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	5,459,450	0.1
9,013,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	9,215,793	0.1
4,875,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	4,820,741	0.1
7,120,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	7,310,816	0.1
6,290,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	6,606,626	0.1
4,150,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	4,222,189	0.1
4,235,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	4,417,634	0.1
2,720,000		Textron, Inc., 3.000%, 06/01/2030	2,868,804	0.0
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	6,373,758	0.1
700,000	(1)	Union Pacific Corp., 2.973%, 09/16/2062	689,012	0.0
2,431,000		United Parcel Service, Inc., 2.800%, 11/15/2024	2,643,482	0.0
3,540,000		WRKCo, Inc., 3.000%, 06/15/2033	3,853,525	0.0
			263,443,106	2.7

		Technology: 1.7%
1,839,000		Activision Blizzard, Inc., 1.350%, 09/15/2030	1,796,776	0.0
1,667,000		Activision Blizzard, Inc., 2.500%, 09/15/2050	1,534,248	0.0
562,000		Analog Devices, Inc., 3.500%, 12/05/2026	636,572	0.0
5,572,000		Apple, Inc., 2.550%, 08/20/2060	5,585,232	0.1
2,605,000		Apple, Inc., 2.650%, 05/11/2050	2,720,670	0.0
4,128,000		Apple, Inc., 3.450%, 02/09/2045	4,916,461	0.1
7,492,000		Apple, Inc., 3.750%, 09/12/2047	9,244,252	0.1
5,095,000		Apple, Inc., 3.750%, 11/13/2047	6,283,215	0.1
963,000		Apple, Inc., 4.450%, 05/06/2044	1,309,086	0.0
3,840,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	4,163,849	0.0
1,830,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	1,826,569	0.0
2,143,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,519,845	0.0
2,695,000		Fiserv, Inc., 2.750%, 07/01/2024	2,883,538	0.0
7,158,000		Fiserv, Inc., 3.200%, 07/01/2026	7,961,209	0.1
2,895,000		HP, Inc., 4.050%, 09/15/2022	3,091,366	0.0
2,139,000	(1)	Infor, Inc., 1.450%, 07/15/2023	2,169,732	0.0
2,496,000	(1)	Infor, Inc., 1.750%, 07/15/2025	2,574,823	0.0
1,975,000	(2)	Intel Corp., 3.100%, 02/15/2060	2,154,802	0.0
12,903,000	(2)	Intel Corp., 3.250%, 11/15/2049	14,432,940	0.2
3,083,000		International Business Machines Corp., 2.950%, 05/15/2050	3,215,401	0.0
7,595,000		International Business Machines Corp., 3.300%, 05/15/2026	8,564,442	0.1
5,223,000	(1)	Microchip Technology, Inc., 2.670%, 09/01/2023	5,410,573	0.1
6,701,000		Microsoft Corp., 2.400%, 08/08/2026	7,309,013	0.1
6,002,000		Microsoft Corp., 2.525%, 06/01/2050	6,300,329	0.1
9,677,000		Microsoft Corp., 3.700%, 08/08/2046	12,185,246	0.1
4,239,000		NetApp, Inc., 1.875%, 06/22/2025	4,398,590	0.1
1,820,000		NVIDIA Corp., 3.500%, 04/01/2040	2,140,324	0.0
2,425,000		NVIDIA Corp., 3.500%, 04/01/2050	2,852,380	0.0
1,855,000		NVIDIA Corp., 3.700%, 04/01/2060	2,215,069	0.0
4,533,000	(1)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	5,366,560	0.1
2,761,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	3,028,837	0.0
3,692,000		Oracle Corp., 3.600%, 04/01/2040	4,228,409	0.1
370,000		Oracle Corp., 3.850%, 07/15/2036	437,024	0.0
8,841,000		Oracle Corp., 4.000%, 11/15/2047	10,494,306	0.1

See Accompanying Notes to Financial Statements

37

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,100,000		ServiceNow, Inc., 1.400%, 09/01/2030	2,046,613	0.0
2,755,000	(1)	TSMC Global Ltd., 0.750%, 09/28/2025	2,731,579	0.0
2,915,000	(1)	TSMC Global Ltd., 1.000%, 09/28/2027	2,866,673	0.0
5,108,000		Xilinx, Inc., 2.375%, 06/01/2030	5,388,885	0.1
			168,985,438	1.7

		Utilities: 4.2%
1,059,000		AEP Texas, Inc., 3.450%, 01/15/2050	1,159,828	0.0
3,943,000	(1)	AES Corp./The, 3.950%, 07/15/2030	4,364,250	0.1
2,480,000		Alabama Power Co., 3.450%, 10/01/2049	2,827,018	0.0
10,755,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	11,555,846	0.1
640,000		American Electric Power Co., Inc., 2.950%, 12/15/2022	669,843	0.0
3,136,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	3,285,265	0.0
7,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	9,374,224	0.1
5,385,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	5,667,093	0.1
2,011,000		Appalachian Power Co., 3.700%, 05/01/2050	2,296,453	0.0
2,595,000		Arizona Public Service Co., 4.200%, 08/15/2048	3,212,301	0.0
9,776,000		Avangrid, Inc., 3.200%, 04/15/2025	10,768,714	0.1
2,510,000	(2)	Baltimore Gas and Electric Co., 3.200%, 09/15/2049	2,706,285	0.0
3,615,000		Black Hills Corp., 2.500%, 06/15/2030	3,746,688	0.1
3,250,000		Black Hills Corp., 3.050%, 10/15/2029	3,543,523	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,888,669	0.0
2,750,000		Black Hills Corp., 4.350%, 05/01/2033	3,306,982	0.0
1,432,000	(2)	CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	1,541,069	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	648,779	0.0
4,750,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	4,745,488	0.1
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	2,342,452	0.0
5,860,000	(4)	CMS Energy Corp., 4.750%, 06/01/2050	6,221,170	0.1
2,519,000		Commonwealth Edison Co., 3.750%, 08/15/2047	3,013,855	0.0
1,864,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	2,230,240	0.0
2,591,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	3,393,587	0.0
831,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,121,201	0.0
4,148,000	(2)	Consumers Energy Co., 2.500%, 05/01/2060	3,901,834	0.1
633,000	(2)	Delmarva Power & Light Co., 3.500%, 11/15/2023	687,710	0.0
4,865,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	4,933,834	0.1
1,790,000		DTE Electric Co., 3.950%, 03/01/2049	2,259,514	0.0
1,210,000		DTE Electric Co., 4.050%, 05/15/2048	1,527,113	0.0
7,263,000		DTE Electric Co., 2.950%, 03/01/2050	7,692,334	0.1
6,817,000		DTE Energy Co., 1.050%, 06/01/2025	6,837,340	0.1
1,539,000		Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,721,760	0.0
2,322,000	(2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,582,506	0.0
2,340,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,768,881	0.0
2,185,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	2,675,051	0.0
2,155,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	2,282,441	0.0
3,030,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	3,865,136	0.1
3,500,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,903,862	0.1
1,200,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,406,348	0.0
1,890,000	(2)	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,986,603	0.0
3,723,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	4,387,516	0.1
4,000,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	4,860,591	0.1
3,677,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	4,582,765	0.1
2,390,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	2,400,927	0.0
3,391,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	3,423,790	0.0
1,869,000	(2)	Entergy Corp., 2.800%, 06/15/2030	2,028,067	0.0
3,323,000		Entergy Corp., 2.950%, 09/01/2026	3,673,243	0.0
1,758,000	(2)	Entergy Louisiana LLC, 2.900%, 03/15/2051	1,851,948	0.0

See Accompanying Notes to Financial Statements

38

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

5,263,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	6,761,469	0.1
464,000		Entergy Mississippi LLC, 3.100%, 07/01/2023	492,492	0.0
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,546,196	0.0
6,480,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	7,095,124	0.1
2,033,000		Essential Utilities, Inc., 2.704%, 04/15/2030	2,178,305	0.0
2,882,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	3,152,709	0.0
2,520,000		Evergy Metro, Inc., 2.250%, 06/01/2030	2,669,707	0.0
2,943,000		Eversource Energy, 0.800%, 08/15/2025	2,932,506	0.0
3,664,000		Eversource Energy, 2.900%, 10/01/2024	3,969,345	0.1
2,871,000	(2)	Eversource Energy, 3.450%, 01/15/2050	3,231,904	0.0
3,617,000		Exelon Corp., 3.497%, 06/01/2022	3,784,037	0.1
1,060,000	(2)	Exelon Corp., 4.050%, 04/15/2030	1,242,648	0.0
1,585,000		Exelon Corp., 4.700%, 04/15/2050	2,025,278	0.0
1,116,000		Exelon Generation Co. LLC, 3.250%, 06/01/2025	1,221,639	0.0
2,493,000		FirstEnergy Corp., 2.850%, 07/15/2022	2,556,818	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/2023	1,613,745	0.0
1,725,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	1,887,311	0.0
3,055,000		Georgia Power Co., 2.200%, 09/15/2024	3,224,078	0.0
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,378,878	0.0
1,444,000		Idaho Power Co., 4.200%, 03/01/2048	1,834,635	0.0
6,060,000		Inkia Energy Ltd., 5.875%, 11/09/2027	6,329,670	0.1
2,870,000	(2)	Interstate Power and Light Co., 2.300%, 06/01/2030	3,040,690	0.0
4,400,000		Interstate Power and Light Co., 3.250%, 12/01/2024	4,829,280	0.1
3,462,000	(1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	3,929,889	0.1
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,661,395	0.0
3,950,000	(1),(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	4,135,156	0.1
1,423,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,555,139	0.0
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	2,048,304	0.0
2,430,000	(2)	MidAmerican Energy Co., 3.150%, 04/15/2050	2,696,631	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	5,393,102	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	316,338	0.0
3,392,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	3,869,279	0.1
2,880,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,971,387	0.0
5,049,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	5,463,466	0.1
6,788,000	(2)	NiSource, Inc., 3.600%, 05/01/2030	7,748,278	0.1
1,453,000		NiSource, Inc., 5.950%, 06/15/2041	2,043,125	0.0
6,227,000		NiSource, Inc., 0.950%, 08/15/2025	6,229,562	0.1
3,175,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	3,430,984	0.0
2,992,000	(1)	Oglethorpe Power Corp., 3.750%, 08/01/2050	2,986,624	0.0
1,861,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,800,622	0.0
4,188,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	4,100,469	0.1
2,484,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	2,489,629	0.0
1,138,000		PECO Energy Co., 4.150%, 10/01/2044	1,425,527	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	882,045	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,136,023	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	5,275,553	0.1
2,035,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	2,212,500	0.0
7,000,000		PNM Resources, Inc., 3.250%, 03/09/2021	7,080,299	0.1
4,226,000		PPL Capital Funding, Inc., 4.125%, 04/15/2030	4,998,973	0.1
6,952,000		Public Service Electric and Gas Co., 3.000%, 05/15/2025	7,602,059	0.1
2,889,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,874,051	0.0
2,541,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	2,506,857	0.0
3,937,000		Sempra Energy, 3.800%, 02/01/2038	4,404,797	0.1
3,344,000	(4)	Sempra Energy, 4.875%, 12/31/2199	3,444,320	0.0
5,750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	6,274,768	0.1

See Accompanying Notes to Financial Statements

39

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

435,000		Southern California Edison Co., 2.400%, 02/01/2022	443,679	0.0
1,570,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,639,928	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	878,241	0.0
1,444,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,749,027	0.0
1,680,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,317,630	0.0
4,975,000	(4)	Southern Co/The, 4.000%, 01/15/2051	4,994,440	0.1
3,690,000		Tampa Electric Co., 5.400%, 05/15/2021	3,803,456	0.1
3,623,000		Tucson Electric Power Co., 1.500%, 08/01/2030	3,593,430	0.0
1,710,000		Tucson Electric Power Co., 4.850%, 12/01/2048	2,309,125	0.0
2,500,000		Union Electric Co., 3.250%, 10/01/2049	2,811,633	0.0
2,260,000		Union Electric Co., 3.900%, 09/15/2042	2,716,547	0.0
1,915,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	2,003,312	0.0
5,165,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	6,275,287	0.1
3,485,000		Washington Gas Light Co., 3.650%, 09/15/2049	3,972,682	0.1
763,000		WEC Energy Group, Inc., 3.100%, 03/08/2022	792,912	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	4,078,959	0.1
		408,237,840		4.2
	Total Corporate Bonds/Notes
	(Cost $3,419,861,656)		3,612,025,814	36.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 20.2%
882,975	(1),(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.870%, 09/25/2044	882,650	0.0
2,808,625		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	2,706,001	0.0
2,560,777		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	2,028,310	0.0
2,212,576		Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290%), 11/20/2035	2,033,854	0.0
656,552		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	614,241	0.0
815,626		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	801,669	0.0
1,494,082		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	1,218,275	0.0
744,032		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	522,901	0.0
163,732		Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400%), 07/25/2036	74,634	0.0
989,800		Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600%), 08/25/2036	543,122	0.0
850,574		Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120%), 06/25/2036	810,851	0.0
1,075,193		Alternative Loan Trust 2007-23CB A3, 0.648%, (US0001M + 0.500%), 09/25/2037	418,149	0.0
2,729,044		Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600%), 03/25/2037	1,326,116	0.0
1,054,819		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	695,504	0.0
1,017,938		Alternative Loan Trust 2007-8CB A3, 0.648%, (US0001M + 0.500%), 05/25/2037	503,697	0.0
1,945,009		American Home Mortgage Assets Trust 2007-4 A4, 0.438%, (US0001M + 0.290%), 08/25/2037	1,749,028	0.0
2,159,949	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,203,782	0.0
892,143		Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600%), 03/25/2037	677,615	0.0
992,786	(6)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	183,731	0.0
1,247,664	(4)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.502%, 05/25/2035	1,239,194	0.0
1,665,692	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.244%, 09/25/2035	1,547,745	0.0
3,249,194		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.338%, (US0001M + 0.190%), 01/25/2037	2,886,424	0.0
1,887,596	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	1,944,132	0.0

See Accompanying Notes to Financial Statements

40

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,204,979	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	2,279,880	0.0
1,665,705	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.735%, 11/25/2034	1,655,472	0.0
634,591		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	511,109	0.0
985,933	(1),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,020,502	0.0
1,017,223	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,054,055	0.0
4,016,901	(1),(4)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	4,077,882	0.1
2,940,577	(1),(4)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	2,848,503	0.0
980,192	(1),(4)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	930,881	0.0
2,600,000	(1),(4)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,667,127	0.0
3,276,692	(1),(4)	CIM Trust 2020-J1 B3, 3.465%, 07/25/2050	3,172,375	0.0
1,168,388		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	1,192,218	0.0
1,162,808	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.570%, 11/25/2036	1,015,509	0.0
520,138	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.355%, 09/25/2037	501,013	0.0
1,482,033	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,496,322	0.0
2,000,000	(1),(4)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	2,022,462	0.0
1,468,741	(1),(4)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,481,474	0.0
330,184	(1),(4)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	335,335	0.0
7,550,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	7,396,559	0.1
514,578		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	239,161	0.0
5,033,537		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	4,942,359	0.1
1,546,129	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	1,479,846	0.0
1,479,292	(1),(4)	CSMC Trust 2015-2 B3, 3.877%, 02/25/2045	1,477,660	0.0
1,800,000	(1),(4)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,810,256	0.0
1,360,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,382,805	0.0
1,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,019,764	0.0
2,300,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,316,871	0.0
1,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	1,026,276	0.0
3,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,926,433	0.0
1,600,000	(1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	1,609,708	0.0
83,488,293	(4),(6)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.840%, 04/25/2037	3,099,695	0.0
2,822,090	(1),(4)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,878,339	0.0
3,499,212	(1),(4)	Ellington Financial Mortgage Trust 2020-1 A1, 2.006%, 06/25/2065	3,549,949	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	749,668	0.0
3,995,017	(6)	Fannie Mae 2008-12 SC, 6.202%, (-1.000*US0001M + 6.350%), 03/25/2038	897,851	0.0
8,548,542		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	9,860,906	0.1
736,411		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	792,473	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	7,160,417	0.1
3,775,654		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	4,037,364	0.1
3,541,312		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	4,009,844	0.1

See Accompanying Notes to Financial Statements

41

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

24,872,089	(6)	Fannie Mae 2016-82 SD, 5.902%, (-1.000*US0001M + 6.050%), 11/25/2046	5,755,640	0.1
4,441,939		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	4,660,603	0.1
14,860,406	(6)	Fannie Mae 2018-86 US, 6.442%, (-1.000*US0001M + 6.590%), 09/25/2040	3,792,787	0.1
15,798,329		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250%), 04/25/2029	16,220,888	0.2
5,511,088		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	5,599,170	0.1
127,273		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.148%, (US0001M + 4.000%), 05/25/2025	129,211	0.0
880,977		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	904,767	0.0
7,329,705		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	7,550,115	0.1
2,582,427		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300%), 02/25/2025	2,634,988	0.0
396,305		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.098%, (US0001M + 6.950%), 08/25/2028	425,586	0.0
12,761,035		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	13,271,003	0.2
12,252,317		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	12,684,905	0.1
8,304,062		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	8,614,092	0.1
2,546,739		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	2,629,624	0.0
12,488,822		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	12,672,720	0.1
4,746,879		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	4,742,912	0.1
9,487,805		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	9,459,402	0.1
18,673,976		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	18,491,878	0.2
8,486,831		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	8,415,191	0.1
18,205,656		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	17,936,332	0.2
5,881,384		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	5,847,365	0.1
7,945,228		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	7,960,197	0.1
18,827,865		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	18,296,149	0.2
4,138,459		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	4,075,743	0.1
18,604,890		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	18,355,839	0.2
15,560,676		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	15,329,916	0.2
9,351,258		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	9,220,733	0.1

See Accompanying Notes to Financial Statements

42

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

8,964,492		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	8,843,989	0.1
14,715,255		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	14,581,461	0.2
3,287,444	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	3,281,433	0.0
3,261,998	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	3,254,394	0.0
8,435,217	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	8,434,006	0.1
10,342,025	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	10,327,436	0.1
9,621,275	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	9,601,345	0.1
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	881,563	0.0
8,781,684	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100%), 09/25/2039	8,748,537	0.1
3,300,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	3,252,157	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	478,925	0.0
5,680,824		Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700%), 04/25/2028	5,906,065	0.1
13,505		Fannie Mae Grantor Trust 1998-T2 A6, 0.037%, (US0001M + 0.550%), 01/25/2032	13,689	0.0
8,928	(6)	Fannie Mae Interest Strip Series 104 2, 9.500%, 10/25/2021	282	0.0
338,956	(6)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	31,027	0.0
1,128,312	(6)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	70,807	0.0
127,083		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	143,154	0.0
111,301	(6)	Fannie Mae REMIC Trust 1999-6 SE, 7.535%, (-1.000*US0001M + 7.685%), 02/17/2029	8,381	0.0
1,081,432		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	1,261,529	0.0
385,504		Fannie Mae REMIC Trust 2003-45 FJ, 1.655%, (US0001M + 1.500%), 06/25/2033	403,649	0.0
1,491,249	(6)	Fannie Mae REMIC Trust 2003-66 SA, 7.502%, (-1.000*US0001M + 7.650%), 07/25/2033	366,925	0.0
253,850	(6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	54,908	0.0
668,263		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	769,813	0.0
1,009,735		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	1,157,803	0.0
21,347		Fannie Mae REMIC Trust 2004-56 FE, 0.598%, (US0001M + 0.450%), 10/25/2033	21,444	0.0
535,182		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	609,191	0.0
1,076,684		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	1,189,958	0.0
2,795,580		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	3,199,899	0.0
136,827		Fannie Mae REMIC Trust 2006-104 ES, 32.709%, (-5.000*US0001M + 33.450%), 11/25/2036	277,033	0.0
2,381,983	(6)	Fannie Mae REMIC Trust 2006-12 SD, 6.602%, (-1.000*US0001M + 6.750%), 10/25/2035	505,538	0.0

See Accompanying Notes to Financial Statements

43

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

796,748	(6)	Fannie Mae REMIC Trust 2006-123 UI, 6.592%, (-1.000*US0001M + 6.740%), 01/25/2037	200,809	0.0
177,558	(6)	Fannie Mae REMIC Trust 2006-72 HS, 6.552%, (-1.000*US0001M + 6.700%), 08/25/2026	23,877	0.0
22,163		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	25,727	0.0
4,212,495	(6)	Fannie Mae REMIC Trust 2007-91 AS, 6.252%, (-1.000*US0001M + 6.400%), 10/25/2037	1,080,711	0.0
1,719,108		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,946,694	0.0
8,279,458	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.546%, 02/25/2049	9,505,079	0.1
1,945,012	(6)	Fannie Mae REMIC Trust 2009-90 TS, 6.002%, (-1.000*US0001M + 6.150%), 11/25/2039	400,519	0.0
2,031,148	(6)	Fannie Mae REMIC Trust 2010-118 GS, 5.802%, (-1.000*US0001M + 5.950%), 10/25/2039	142,032	0.0
5,043,834	(6)	Fannie Mae REMIC Trust 2010-123 SL, 5.922%, (-1.000*US0001M + 6.070%), 11/25/2040	1,015,393	0.0
5,838,846	(6)	Fannie Mae REMIC Trust 2010-41 SB, 6.252%, (-1.000*US0001M + 6.400%), 05/25/2040	1,271,802	0.0
1,705,775	(6)	Fannie Mae REMIC Trust 2010-43 VS, 6.302%, (-1.000*US0001M + 6.450%), 05/25/2040	358,249	0.0
11,049,000		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	12,697,832	0.1
1,567,002	(6)	Fannie Mae REMIC Trust 2011-102 SA, 6.452%, (-1.000*US0001M + 6.600%), 10/25/2041	294,333	0.0
3,047,723		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	3,359,316	0.0
2,645,090	(6)	Fannie Mae REMIC Trust 2011-93 GS, 6.402%, (-1.000*US0001M + 6.550%), 04/25/2039	701,157	0.0
516,436	(6)	Fannie Mae REMIC Trust 2012-103 IT, 4.000%, 04/25/2041	8,478	0.0
6,630,391	(6)	Fannie Mae REMIC Trust 2012-122 SB, 6.002%, (-1.000*US0001M + 6.150%), 11/25/2042	1,238,989	0.0
3,209,263	(6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	275,889	0.0
6,554,342	(6)	Fannie Mae REMIC Trust 2012-133 AS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2042	1,282,404	0.0
1,002,024	(6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	111,202	0.0
3,769,505	(6)	Fannie Mae REMIC Trust 2012-15 SP, 6.472%, (-1.000*US0001M + 6.620%), 06/25/2040	294,897	0.0
2,164,276	(6)	Fannie Mae REMIC Trust 2012-24 HS, 6.402%, (-1.000*US0001M + 6.550%), 09/25/2040	253,823	0.0
4,792,732	(6)	Fannie Mae REMIC Trust 2012-30 QS, 6.452%, (-1.000*US0001M + 6.600%), 04/25/2031	411,347	0.0
1,494,404	(6)	Fannie Mae REMIC Trust 2012-68 YS, 6.552%, (-1.000*US0001M + 6.700%), 07/25/2042	261,416	0.0
2,363,915	(6)	Fannie Mae REMIC Trust 2013-26 JS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2032	339,659	0.0
8,368,149	(6)	Fannie Mae REMIC Trust 2013-60 DS, 6.052%, (-1.000*US0001M + 6.200%), 06/25/2033	1,477,176	0.0
7,245,720	(6)	Fannie Mae REMIC Trust 2013-9 SM, 6.102%, (-1.000*US0001M + 6.250%), 02/25/2033	1,427,539	0.0
4,371,060	(6)	Fannie Mae REMIC Trust 2014-17 DS, 6.052%, (-1.000*US0001M + 6.200%), 02/25/2043	450,949	0.0
2,442,390	(6)	Fannie Mae REMIC Trust 2014-28 BS, 6.052%, (-1.000*US0001M + 6.200%), 08/25/2043	380,781	0.0
3,019,000		Fannie Mae REMIC Trust 2015-17 MK, 2.500%, 12/25/2041	3,356,422	0.0
48,546,867	(6)	Fannie Mae REMIC Trust 2015-79 SA, 6.102%, (-1.000*US0001M + 6.250%), 11/25/2045	10,689,103	0.1

See Accompanying Notes to Financial Statements

44

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

19,614,985	(6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,186,032	0.1
34,348,852	(6)	Fannie Mae REMICS 16-60 SB, 5.952%, (-1.000*US0001M + 6.100%), 09/25/2046	7,849,386	0.1
130,553	(6)	Fannie Mae REMICS 1997-18 SG, 7.950%, (-1.000*US0001M + 8.100%), 03/17/2027	16,489	0.0
77,332	(6)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	24	0.0
2,053	(6)	Fannie Mae REMICS 1999-57 SC, 9.600%, (-1.000*US0001M + 9.750%), 11/17/2029	25	0.0
187	(6)	Fannie Mae REMICS 2000-38 SK, 9.050%, (-1.000*US0001M + 9.200%), 10/17/2030	2	0.0
293,636	(6)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	10,885	0.0
97,691	(6)	Fannie Mae REMICS 2001-8 SK, 8.600%, (-1.000*US0001M + 8.750%), 03/18/2031	15,054	0.0
25	(6)	Fannie Mae REMICS 2001-8 SO, 9.644%, (-1.000*US0001M + 9.800%), 02/20/2031	0	–
622,095	(6)	Fannie Mae REMICS 2003-49 SW, 6.852%, (-1.000*US0001M + 7.000%), 01/25/2033	132,832	0.0
5,129,429	(6)	Fannie Mae REMICS 2004-54 SN, 6.902%, (-1.000*US0001M + 7.050%), 07/25/2034	1,195,270	0.0
50,928	(6)	Fannie Mae REMICS 2004-88 JH, 6.452%, (-1.000*US0001M + 6.600%), 06/25/2033	214	0.0
1,277,892	(6)	Fannie Mae REMICS 2005-75 SP, 6.602%, (-1.000*US0001M + 6.750%), 08/25/2035	238,235	0.0
2,670,108	(6)	Fannie Mae REMICS 2006-56 SM, 6.602%, (-1.000*US0001M + 6.750%), 07/25/2036	568,324	0.0
466,055	(6)	Fannie Mae REMICS 2007-21 SB, 6.252%, (-1.000*US0001M + 6.400%), 03/25/2037	59,802	0.0
1,406,133	(6)	Fannie Mae REMICS 2007-52 NS, 6.302%, (-1.000*US0001M + 6.450%), 06/25/2037	309,170	0.0
1,509,636	(6)	Fannie Mae REMICS 2007-85 SM, 6.312%, (-1.000*US0001M + 6.460%), 09/25/2037	340,018	0.0
531,925		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	613,122	0.0
116	(6)	Fannie Mae REMICS 2010-112 SG, 6.212%, (-1.000*US0001M + 6.360%), 06/25/2021	2	0.0
8,296,586	(6)	Fannie Mae REMICS 2010-150 SJ, 6.332%, (-1.000*US0001M + 6.480%), 01/25/2041	2,114,690	0.0
1,316,060	(6)	Fannie Mae REMICS 2010-35 CS, 6.302%, (-1.000*US0001M + 6.450%), 04/25/2050	252,961	0.0
1,793,381		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	2,092,756	0.0
6,166,562		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	7,248,181	0.1
682,824		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	753,523	0.0
132,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	146,341	0.0
10,886,276	(6)	Fannie Mae REMICS 2011-47 GS, 5.782%, (-1.000*US0001M + 5.930%), 06/25/2041	2,130,947	0.0
2,575,043		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	2,824,952	0.0
5,867,430	(6)	Fannie Mae REMICS 2012-111 SL, 5.952%, (-1.000*US0001M + 6.100%), 05/25/2041	780,535	0.0
6,004,562		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	6,698,113	0.1
8,685,065	(6)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	592,467	0.0
3,000,000		Fannie Mae REMICS 2012-134 KV, 3.000%, 07/25/2031	3,116,667	0.0
10,425,657		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	11,611,260	0.1
5,815,272		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	6,731,175	0.1
1,715,854		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	1,925,552	0.0
2,649,113		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	2,999,484	0.0
1,058,948		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	1,110,903	0.0
4,568,401		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	4,997,031	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	575,877	0.0
2,700,000		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	3,006,872	0.0

See Accompanying Notes to Financial Statements

45

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,788,447	0.0
1,153,836		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	1,199,609	0.0
8,952,640	(6)	Fannie Mae REMICS 2013-40 LS, 6.002%, (-1.000*US0001M + 6.150%), 05/25/2043	1,664,330	0.0
9,689,114	(6)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	932,884	0.0
11,218,639	(6)	Fannie Mae REMICS 2014-15 SB, 6.502%, (-1.000*US0001M + 6.650%), 04/25/2044	2,935,424	0.0
6,219,113	(6)	Fannie Mae REMICS 2014-20 HI, 4.000%, 01/25/2040	111,527	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	1,132,219	0.0
16,819,902		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	18,982,760	0.2
389,583		Fannie Mae REMICS 2015-45 EY, 2.500%, 12/25/2040	391,325	0.0
8,288,075	(6)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	1,554,235	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	2,297,201	0.0
5,000,000		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	5,347,759	0.1
3,516,496	(6)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	574,767	0.0
8,574,596	(6)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	1,336,281	0.0
750,593		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	805,105	0.0
8,679,050		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	9,207,975	0.1
46,999,724	(6)	Fannie Mae REMICS 2018-15 SC, 6.152%, (-1.000*US0001M + 6.300%), 03/25/2048	10,550,282	0.1
3,656,845		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	3,851,138	0.1
24,260,699		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	26,175,654	0.3
3,810,346		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	4,022,150	0.1
60,580,415	(6)	Fannie Mae REMICS 2018-82 SA, 6.052%, (-1.000*US0001M + 6.200%), 11/25/2048	13,095,123	0.1
59,581,413	(6)	Fannie Mae REMICS 2018-86 SM, 6.052%, (-1.000*US0001M + 6.200%), 12/25/2048	12,994,587	0.1
53,045,424	(6)	Fannie Mae REMICS 2018-91 SB, 5.952%, (-1.000*US0001M + 6.100%), 12/25/2058	11,714,795	0.1
17,015,604	(6)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	3,525,723	0.1
18,891,130	(6)	Fannie Mae REMICS 2019-30 SB, 5.952%, (-1.000*US0001M + 6.100%), 07/25/2049	3,730,772	0.1
17,281,718	(6)	Fannie Mae REMICS 2019-39 SA, 5.952%, (-1.000*US0001M + 6.100%), 08/25/2049	3,361,865	0.0
95,855,191	(6)	Fannie Mae REMICS 2019-41 S, 5.852%, (-1.000*US0001M + 6.000%), 08/25/2059	18,303,606	0.2
11,088,344	(6)	Fannie Mae REMICS 2019-47 SB, 5.952%, (-1.000*US0001M + 6.100%), 05/25/2040	2,145,969	0.0
5		Fannie Mae REMICS G-9 G, 509.000%, 04/25/2021	6	0.0
4,744		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	5,021	0.0
3,411,992		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	3,788,661	0.1
32,892,157	(6)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	3,148,250	0.0
1,713,550	(6)	Fannie Mae Series 2013-72 YS, 6.002%, (-1.000*US0001M + 6.150%), 07/25/2033	272,717	0.0
9,713,291	(6)	Fannie Mae REMICS 2009-66 SP, 5.952%, (-1.000*US0001M + 6.100%), 09/25/2039	1,664,879	0.0
5,599,219		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	6,643,908	0.1
9,784,144		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	10,945,026	0.1
6,229,749	(6)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	1,325,390	0.0
28,659,992	(6)	Fannie Mae REMICS 2016-81 CS, 5.952%, (-1.000*US0001M + 6.100%), 11/25/2046	5,726,246	0.1
5,380,211		Fannie Mae REMICS 2017-41 MZ, 4.000%, 06/25/2057	6,660,395	0.1
40,546,120	(6)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	7,047,848	0.1
28,117,075	(6)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,667,659	0.1

See Accompanying Notes to Financial Statements

46

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

23,765,803	(6)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	2,688,278	0.0
154,927	(6)	FHLMC-GNMA 20 S, 8.752%, (-1.000*US0001M + 8.900%), 10/25/2023	15,362	0.0
669,023		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	455,751	0.0
1,783,409	(1),(4)	First Republic Mortgage Trust 2020-1 B1, 2.896%, 04/25/2050	1,730,830	0.0
1,092,026	(1),(4)	First Republic Mortgage Trust 2020-1 B2, 2.896%, 04/25/2050	1,007,488	0.0
1,886,121	(1),(4)	Flagstar Mortgage Trust 2018-1 B1, 4.013%, 03/25/2048	1,970,449	0.0
2,211,476	(1),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.013%, 03/25/2048	2,328,853	0.0
2,459,501	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	2,514,273	0.0
1,256,882	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	1,306,901	0.0
2,910,394	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,007,255	0.0
954,435	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	970,158	0.0
1,804,453	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	1,832,055	0.0
1,498,627	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.135%, 12/25/2049	1,595,236	0.0
1,453,363	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	1,488,300	0.0
2,460,891	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	2,395,361	0.0
3,012,000	(1),(4)	Flagstar Mortgage Trust 2018-6RR B3, 4.995%, 10/25/2048	3,164,001	0.0
2,033,083	(1),(4)	Flagstar Mortgage Trust 2020-1NV B1A, 4.332%, 03/25/2050	1,998,228	0.0
3,119,739	(1),(4)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	3,175,157	0.0
22,774,021		Freddie Mac 326 350, 3.500%, 03/15/2044	24,982,645	0.3
9,583,319	(6)	Freddie Mac 3510 AS, 6.258%, (-1.000*US0001M + 6.410%), 04/15/2037	2,320,217	0.0
6,550,446	(6)	Freddie Mac 4191 SA, 6.048%, (-1.000*US0001M + 6.200%), 03/15/2043	1,275,504	0.0
4,345,185		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	5,533,441	0.1
3,982,901		Freddie Mac 4800 KG, 3.500%, 11/15/2045	4,086,551	0.1
743,830		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	889,198	0.0
351,713		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	409,037	0.0
103,939		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	118,187	0.0
93,340		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	104,109	0.0
623,379		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	710,389	0.0
87,375		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	90,360	0.0
265,115		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	308,075	0.0
104,062	(6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	21,749	0.0
700,724		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	804,901	0.0
138,387		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	164,309	0.0
278,897	(6)	Freddie Mac REMIC Trust 2866 GS, 6.448%, (-1.000*US0001M + 6.600%), 09/15/2034	4,880	0.0
188,936	(6)	Freddie Mac REMIC Trust 2883 SD, 6.548%, (-1.000*US0001M + 6.700%), 10/15/2034	4,512	0.0
199,494		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	228,904	0.0
293,024		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	336,503	0.0
5,920,566	(6)	Freddie Mac REMIC Trust 3045 DI, 6.578%, (-1.000*US0001M + 6.730%), 10/15/2035	1,393,039	0.0
1,022,432		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,176,461	0.0
1,193,709	(6)	Freddie Mac REMIC Trust 3171 PS, 6.333%, (-1.000*US0001M + 6.485%), 06/15/2036	259,337	0.0
6,033,400	(6)	Freddie Mac REMIC Trust 3199 S, 6.298%, (-1.000*US0001M + 6.450%), 08/15/2036	1,483,894	0.0
501,522		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	590,119	0.0
171,785		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	198,348	0.0

See Accompanying Notes to Financial Statements

47

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

282,377	(4),(6)	Freddie Mac REMIC Trust 3524 LA, 5.179%, 03/15/2033	321,169	0.0
28,523		Freddie Mac REMIC Trust 3556 NT, 3.252%, (US0001M + 3.100%), 03/15/2038	29,042	0.0
5,748,587		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	6,733,907	0.1
523,268		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	617,977	0.0
385,976		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	439,944	0.0
691,691		Freddie Mac REMIC Trust 3753 DC, 3.500%, 09/15/2039	711,744	0.0
1,429,727	(6)	Freddie Mac REMIC Trust 3856 KS, 6.398%, (-1.000*US0001M + 6.550%), 05/15/2041	279,784	0.0
969,081	(6)	Freddie Mac REMIC Trust 3925 SD, 5.898%, (-1.000*US0001M + 6.050%), 07/15/2040	103,001	0.0
6,284,132	(6)	Freddie Mac REMIC Trust 3925 SL, 5.898%, (-1.000*US0001M + 6.050%), 01/15/2041	608,202	0.0
311,337		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	350,266	0.0
1,225,093	(6)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	63,003	0.0
1,620,165	(6)	Freddie Mac REMIC Trust 4088 CS, 5.848%, (-1.000*US0001M + 6.000%), 08/15/2042	299,738	0.0
6,780,677	(6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	689,055	0.0
3,442,105	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	495,857	0.0
3,343,592		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,655,085	0.1
1,369,452		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,577,353	0.0
1,583,282	(6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	186,123	0.0
5,068,077		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,909,435	0.1
6,802,905		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	8,051,863	0.1
1,916,000		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	1,992,844	0.0
5,772,009	(6)	Freddie Mac REMIC Trust 4386 LS, 5.948%, (-1.000*US0001M + 6.100%), 09/15/2044	1,073,636	0.0
4		Freddie Mac REMICS 1023 C, 508.500%, 12/15/2020	4	0.0
20		Freddie Mac REMICS 1094 L, 1141.844%, 06/15/2021	64	0.0
4		Freddie Mac REMICS 1159 D, 1145.070%, 11/15/2021	16	0.0
5		Freddie Mac REMICS 1278 L, 1127.368%, 05/15/2022	16	0.0
312	(6)	Freddie Mac REMICS 1368 S, 9.348%, (-1.000*US0001M + 9.500%), 08/15/2022	5	0.0
48,103	(6)	Freddie Mac REMICS 2074 S, 8.550%, (-1.000*US0001M + 8.700%), 07/17/2028	4,295	0.0
39,668	(6)	Freddie Mac REMICS 2232 SA, 8.450%, (-1.000*US0001M + 8.600%), 05/17/2030	2,636	0.0
19,322	(6)	Freddie Mac REMICS 2301 SP, 9.098%, (-1.000*US0001M + 9.250%), 04/15/2031	2,711	0.0
1,376,914	(6)	Freddie Mac REMICS 2953 LS, 6.548%, (-1.000*US0001M + 6.700%), 12/15/2034	78,455	0.0
1,461,027	(6)	Freddie Mac REMICS 2993 GS, 5.998%, (-1.000*US0001M + 6.150%), 06/15/2025	124,995	0.0
875,693	(6)	Freddie Mac REMICS 3006 SI, 6.588%, (-1.000*US0001M + 6.740%), 07/15/2035	185,284	0.0
946,760	(6)	Freddie Mac REMICS 3006 YI, 6.588%, (-1.000*US0001M + 6.740%), 07/15/2035	222,420	0.0
5,812,389	(6)	Freddie Mac REMICS 3213 JS, 7.048%, (-1.000*US0001M + 7.200%), 09/15/2036	1,616,905	0.0
1,307,025	(6)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	34,141	0.0
4,457,639		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	4,933,084	0.1
3,792,473		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	4,157,479	0.1
21,774,285		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	25,120,366	0.3
6,413,392		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	7,072,019	0.1
1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	2,260,522	0.0
726,675		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	939,183	0.0

See Accompanying Notes to Financial Statements

48

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

500,000		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	591,270	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	3,303,722	0.0
4,628,211		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	5,189,251	0.1
7,000,000		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	7,890,632	0.1
9,532,558		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	10,971,053	0.1
3,790,000		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	4,489,823	0.1
2,955,193		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	3,295,518	0.0
420,000		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	502,176	0.0
1,500,000		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	1,710,347	0.0
2,804,949		Freddie Mac REMICS 4000 ZT, 3.500%, 01/15/2042	3,337,500	0.0
7,302,772	(6)	Freddie Mac REMICS 4057 SN, 6.498%, (-1.000*US0001M + 6.650%), 12/15/2041	1,114,559	0.0
3,202,073		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	3,493,061	0.1
15,102,891		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	17,233,694	0.2
2,557,094	(6)	Freddie Mac REMICS 4090 SN, 6.548%, (-1.000*US0001M + 6.700%), 08/15/2032	543,889	0.0
1,326,097		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	1,426,471	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	2,716,673	0.0
10,507,723		Freddie Mac REMICS 4199 BZ, 3.500%, 05/15/2043	12,237,555	0.1
310,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	346,494	0.0
42,611,622	(6)	Freddie Mac REMICS 4301 SD, 5.948%, (-1.000*US0001M + 6.100%), 07/15/2037	8,888,495	0.1
6,373,841		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,227,572	0.1
3,102,000		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	3,521,707	0.1
23,369,650	(6)	Freddie Mac REMICS 4461 AS, 5.448%, (-1.000*US0001M + 5.600%), 04/15/2045	4,649,873	0.1
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	3,581,313	0.1
687,855		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	705,476	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	3,262,412	0.0
24,937,716	(6)	Freddie Mac REMICS 4574 ST, 5.848%, (-1.000*US0001M + 6.000%), 04/15/2046	4,509,412	0.1
7,043,020		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	7,367,831	0.1
371,888		Freddie Mac REMICS 4673 WA, 3.500%, 09/15/2043	377,155	0.0
32,834,587		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	36,923,130	0.4
2,457,000		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	2,774,321	0.0
1,350,000		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	1,447,588	0.0
13,474,764		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	15,969,552	0.2
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,831,136	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	681,050	0.0
11,855,001		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	13,729,601	0.2
3,091,163	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.998%, (US0001M + 1.850%), 09/27/2049	3,033,788	0.0
9,350,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	9,152,091	0.1
4,500,000	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	4,535,872	0.1
10,600,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	10,417,412	0.1
7,700,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.248%, (US0001M + 3.100%), 03/25/2050	7,633,783	0.1

See Accompanying Notes to Financial Statements

49

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

13,300,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	13,433,097	0.2
21,258,309	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	20,778,269	0.2
8,900,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	8,719,651	0.1
13,178,197	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	12,961,063	0.1
11,487,597	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.198%, (US0001M + 2.050%), 07/25/2049	11,294,956	0.1
6,005,118		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	6,426,489	0.1
6,221,668	(6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	889,336	0.0
45,568,293	(6)	Freddie Mac Strips Series 311 S1, 5.798%, (-1.000*US0001M + 5.950%), 08/15/2043	7,743,543	0.1
2,949,563		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900%), 12/25/2027	2,978,278	0.0
5,420,380		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	5,660,669	0.1
1,069,209		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800%), 03/25/2025	1,075,742	0.0
11,289,868		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.725%, (US0001M + 5.550%), 07/25/2028	12,016,193	0.1
6,333,457		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 5.298%, (US0001M + 5.150%), 11/25/2028	6,552,647	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	781,910	0.0
8,824,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450%), 10/25/2029	9,122,315	0.1
8,930,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	9,050,788	0.1
11,169,732		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550%), 08/25/2029	11,547,185	0.1
11,512,857		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	11,421,358	0.1
10,264,962		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	10,369,716	0.1
8,022,355		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	7,910,790	0.1
1,431,760		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	1,414,944	0.0
9,354,622	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650%), 01/25/2049	9,305,762	0.1
8,508,068	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	8,405,425	0.1
1,024,633	(4)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.818%, 07/25/2033	1,152,157	0.0
12,142,028	(6)	Freddie Mac REMICS 3346 SC, 6.398%, (-1.000*US0001M + 6.550%), 10/15/2033	2,662,012	0.0
23,489,430	(6)	Freddie Mac REMICS 4407 CS, 6.048%, (-1.000*US0001M + 6.200%), 06/15/2044	3,292,812	0.0
36,306,287	(6)	Freddie Mac REMICS 4407 PS, 5.448%, (-1.000*US0001M + 5.600%), 06/15/2044	4,485,954	0.1
115,749,094	(6)	Freddie Mac REMICS 4585 AS, 5.948%, (-1.000*US0001M + 6.100%), 05/15/2046	24,586,832	0.3
32,755,367	(6)	Freddie Mac REMICS 4611 BS, 5.948%, (-1.000*US0001M + 6.100%), 06/15/2041	7,061,569	0.1
10,114,553		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	11,351,401	0.1

See Accompanying Notes to Financial Statements

50

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

6,463,244		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	7,162,423	0.1
22,099,743		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	24,694,938	0.3
62,160,952	(6)	Freddie Mac REMICS 4879 DS, 5.948%, (-1.000*US0001M + 6.100%), 08/15/2034	12,561,709	0.1
2,045,453		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	2,193,431	0.0
54,535,149	(6)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	8,129,146	0.1
6,153,320	(1)	Freddie Mac Stacr Trust 2019-HQA1 M2, 2.498%, (US0001M + 2.350%), 02/25/2049	6,118,615	0.1
42,826,521	(6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	5,329,928	0.1
3,290,804	(1),(4)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	3,380,355	0.1
3,561,207	(1),(4)	Galton Funding Mortgage Trust 2018-1 B1, 3.800%, 11/25/2057	3,663,088	0.1
3,898,452	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	4,047,012	0.1
2,500,000	(1),(4)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,652,703	0.0
1,813,082	(6)	Ginnie Mae 2005-37 SI, 5.994%, (-1.000*US0001M + 6.150%), 05/20/2035	359,468	0.0
1,720,864	(6)	Ginnie Mae 2007-23 ST, 6.044%, (-1.000*US0001M + 6.200%), 04/20/2037	297,303	0.0
2,006,083	(6)	Ginnie Mae 2007-40 SE, 6.594%, (-1.000*US0001M + 6.750%), 07/20/2037	474,142	0.0
1,415,324	(6)	Ginnie Mae 2007-7 EI, 6.044%, (-1.000*US0001M + 6.200%), 02/20/2037	300,342	0.0
4,806,821	(6)	Ginnie Mae 2010-11 SA, 6.268%, (-1.000*US0001M + 6.420%), 01/16/2040	1,108,436	0.0
2,055,119	(6)	Ginnie Mae 2010-14 SB, 6.644%, (-1.000*US0001M + 6.800%), 11/20/2035	472,907	0.0
1,698,520	(6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	281,292	0.0
744,086		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	736,877	0.0
2,263,360		Ginnie Mae 2015-3 ZD, 4.000%, 01/20/2045	2,712,545	0.0
50,512,936	(6)	Ginnie Mae 2018-167 CS, 5.944%, (-1.000*US0001M + 6.100%), 12/20/2048	7,524,442	0.1
558,393	(6)	Ginnie Mae Series 2005-7 AH, 6.618%, (-1.000*US0001M + 6.770%), 02/16/2035	119,152	0.0
10,795,480	(6)	Ginnie Mae Series 2007-41 SL, 6.544%, (-1.000*US0001M + 6.700%), 07/20/2037	2,640,468	0.0
1,147,449	(6)	Ginnie Mae Series 2008-2 SW, 6.394%, (-1.000*US0001M + 6.550%), 01/20/2038	299,167	0.0
699,160	(6)	Ginnie Mae Series 2008-35 SN, 6.244%, (-1.000*US0001M + 6.400%), 04/20/2038	121,854	0.0
370,601	(6)	Ginnie Mae Series 2008-40 PS, 6.348%, (-1.000*US0001M + 6.500%), 05/16/2038	77,469	0.0
955,437	(6)	Ginnie Mae Series 2009-25 KS, 6.044%, (-1.000*US0001M + 6.200%), 04/20/2039	213,243	0.0
750,783		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	853,765	0.0
792,173		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	910,641	0.0
754,050	(6)	Ginnie Mae Series 2009-33 SN, 6.144%, (-1.000*US0001M + 6.300%), 05/20/2039	16,839	0.0
12,450,202		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,889,148	0.2
1,595,838		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,797,003	0.0
84,682	(6)	Ginnie Mae Series 2009-43 HS, 6.044%, (-1.000*US0001M + 6.200%), 06/20/2038	1,517	0.0
2,127,760		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	2,266,351	0.0
4,379,182		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	4,836,944	0.1
1,855,048	(6)	Ginnie Mae Series 2010-116 NS, 6.498%, (-1.000*US0001M + 6.650%), 09/16/2040	372,892	0.0
5,264,741	(6)	Ginnie Mae Series 2010-116 SK, 6.464%, (-1.000*US0001M + 6.620%), 08/20/2040	1,164,295	0.0
7,552,676	(6)	Ginnie Mae Series 2010-149 HS, 5.948%, (-1.000*US0001M + 6.100%), 05/16/2040	926,830	0.0
480,000		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	549,750	0.0

See Accompanying Notes to Financial Statements

51

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,766,093	(6)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	369,118	0.0
1,425,805	(6)	Ginnie Mae Series 2010-68 MS, 5.694%, (-1.000*US0001M + 5.850%), 06/20/2040	269,527	0.0
3,071,350		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	3,329,233	0.0
3,978,920	(6)	Ginnie Mae Series 2011-72 SA, 5.198%, (-1.000*US0001M + 5.350%), 05/16/2041	681,112	0.0
3,832,637	(6)	Ginnie Mae Series 2011-73 LS, 6.534%, (-1.000*US0001M + 6.690%), 08/20/2039	285,915	0.0
18,835		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	18,956	0.0
917,932	(6)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	67,007	0.0
1,388,000		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	1,506,324	0.0
7,264,742	(6)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,295,388	0.0
539,697		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	562,390	0.0
1,491,253	(6)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	98,466	0.0
4,639,898	(6)	Ginnie Mae Series 2014-185 SB, 5.444%, (-1.000*US0001M + 5.600%), 12/20/2044	910,999	0.0
4,093,317	(6)	Ginnie Mae Series 2014-3 QS, 5.994%, (-1.000*US0001M + 6.150%), 03/20/2043	620,831	0.0
7,833,721	(6)	Ginnie Mae Series 2014-3 SU, 5.894%, (-1.000*US0001M + 6.050%), 07/20/2039	1,718,987	0.0
6,153,978	(6)	Ginnie Mae Series 2014-56 SP, 6.048%, (-1.000*US0001M + 6.200%), 12/16/2039	934,387	0.0
10,632,972	(6)	Ginnie Mae Series 2014-58 SG, 5.448%, (-1.000*US0001M + 5.600%), 04/16/2044	1,857,358	0.0
34,774,762	(6)	Ginnie Mae Series 2015-110 MS, 5.554%, (-1.000*US0001M + 5.710%), 08/20/2045	5,738,187	0.1
2,041,092		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	2,174,480	0.0
26,461,415	(6)	Ginnie Mae Series 2016-160 GS, 5.944%, (-1.000*US0001M + 6.100%), 11/20/2046	5,791,676	0.1
1,619,899		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	1,746,202	0.0
305,044		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	340,124	0.0
3,136,789		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	3,322,010	0.0
182,528		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	216,897	0.0
4,241,136		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,518,291	0.1
181,421		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	217,339	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	188,494	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	566,986	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,432,224	0.0
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	1,212,352	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	77,175	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	908,987	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	471,449	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	315,905	0.0
5,024,891	(6)	Ginnie Mae Series 2013-111 SA, 6.544%, (-1.000*US0001M + 6.700%), 07/20/2043	1,039,829	0.0
29,068,436	(6)	Ginnie Mae Series 2016-6 SB, 5.494%, (-1.000*US0001M + 5.650%), 01/20/2046	5,571,684	0.1
18,646,059	(6)	Ginnie Mae Series 2017-101 SA, 6.044%, (-1.000*US0001M + 6.200%), 07/20/2047	3,175,899	0.0
28,507,499	(6)	Ginnie Mae Series 2017-163 SH, 6.044%, (-1.000*US0001M + 6.200%), 11/20/2047	6,021,779	0.1
39,856,948	(6)	Ginnie Mae Series 2019-159 SM, 5.894%, (-1.000*US0001M + 6.050%), 12/20/2049	8,565,545	0.1
35,983,098	(6)	Ginnie Mae Series 2020-32 SG, 5.944%, (-1.000*US0001M + 6.100%), 03/20/2050	7,869,982	0.1
95,134,971	(6)	Ginnie Mae Series 2020-46 BS, 3.194%, (-1.000*US0001M + 3.350%), 04/20/2050	7,270,957	0.1

See Accompanying Notes to Financial Statements

52

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,601,666	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,634,055	0.0
2,568,767	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,681,003	0.0
2,100,000	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	2,205,960	0.0
3,754,460	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	3,877,044	0.1
2,936,239	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.486%, 11/25/2049	3,100,394	0.0
1,177,573	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	1,299,238	0.0
6,168,419	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	6,270,278	0.1
1,652,338	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.465%, 10/25/2050	1,713,946	0.0
4,000,000	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	4,094,375	0.1
2,894		GSR Mortgage Loan Trust 2005-5F 8A1, 0.648%, (US0001M + 0.500%), 06/25/2035	2,715	0.0
189,033		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	171,103	0.0
2,494,017		HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190%), 09/19/2037	2,327,715	0.0
126,946		HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	122,342	0.0
2,000,000		HomeBanc Mortgage Trust 2005-4 M1, 0.618%, (US0001M + 0.470%), 10/25/2035	1,990,835	0.0
1,831,312	(1),(4)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,852,553	0.0
1,035,619		Impac CMB Trust Series 2005-1 M1, 0.838%, (US0001M + 0.690%), 04/25/2035	981,084	0.0
1,621,950		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210%), 04/25/2046	1,481,196	0.0
2,348,128		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.358%, (US0001M + 0.210%), 02/25/2046	1,896,541	0.0
1,970,011	(1),(4)	JP Morgan Mortgage Trust 2019-9 B2A, 3.507%, 05/25/2050	2,075,641	0.0
1,476,729	(1),(4)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.933%, 10/25/2049	1,557,528	0.0
1,797,664	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B3, 5.094%, 10/25/2049	1,872,176	0.0
5,831,696	(1),(4)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	6,028,442	0.1
2,300,000	(1),(4)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	2,385,869	0.0
1,289,705	(1),(4)	JP Morgan Mortgage Trust 2020-1 B1, 3.877%, 06/25/2050	1,376,435	0.0
4,192,000	(1),(4)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	4,291,069	0.1
923,291	(1),(4)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	954,304	0.0
589,375	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	608,641	0.0
3,824,314	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	3,937,609	0.1
366,294		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	244,815	0.0
2,427,324	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.254%, 07/25/2035	2,358,622	0.0
4,250,638	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	4,358,428	0.1
1,090,864	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	1,085,235	0.0
3,801,664	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	3,917,146	0.1
3,426,512	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	3,573,247	0.1
1,957,875	(1),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.803%, 08/25/2047	2,010,121	0.0
1,415,510	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	1,437,844	0.0
943,673	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	956,197	0.0
2,041,459	(1),(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.719%, 06/25/2048	2,122,353	0.0
1,965,081	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.719%, 06/25/2048	2,009,777	0.0

See Accompanying Notes to Financial Statements

53

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

2,594,020	(1),(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.719%, 06/25/2048	2,613,138	0.0
2,509,203	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.751%, 09/25/2048	2,566,600	0.0
2,162,773	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	2,227,571	0.0
1,721,890	(1),(4)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	1,836,999	0.0
2,905,679	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	3,047,550	0.0
1,441,560	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,490,201	0.0
3,167,751	(1),(4)	JP Morgan Mortgage Trust 2019-1 B1, 4.518%, 05/25/2049	3,371,165	0.1
2,042,865	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	2,100,172	0.0
2,775,675	(1),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	2,991,645	0.0
4,190,456	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	4,508,466	0.1
1,928,057	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	2,011,900	0.0
3,074,793	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,167,480	0.0
3,571,972	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	3,721,087	0.1
1,583,989	(1),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,629,568	0.0
791,850	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	846,298	0.0
3,924,465	(1),(4)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	4,018,718	0.1
6,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	6,171,937	0.1
4,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	4,093,125	0.1
1,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	1,094,477	0.0
7,617,817,917	(1),(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	5,023,951	0.1
15,218,407	(6)	Lehman Mortgage Trust 2006-7 2A4, 6.402%, (-1.000*US0001M + 6.550%), 11/25/2036	4,686,644	0.1
10,610,767	(6)	Lehman Mortgage Trust 2006-9 2A5, 6.472%, (-1.000*US0001M + 6.620%), 01/25/2037	2,611,839	0.0
1,506,045		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	1,291,030	0.0
4,672,374		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	3,689,512	0.1
2,630,106	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,815,650	0.0
852,074	(1),(4)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	910,981	0.0
1,652,876	(1),(4)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,718,794	0.0
1,611,692	(1),(4)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,687,233	0.0
1,761,058	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,817,967	0.0
3,865,000	(1),(4)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	3,957,486	0.1
9,826,000		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-4 M2, 0.648%, (US0001M + 0.500%), 11/25/2035	8,887,029	0.1
118,323		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	109,047	0.0
769,803	(1),(4)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	791,158	0.0
4,036,819	(1),(4)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	4,136,174	0.1
1,782,159	(1),(4)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	1,812,976	0.0
9,150,349		Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	10,319,951	0.1
25,000,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	26,755,388	0.3
1,544,851	(1),(4)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	1,566,626	0.0
1,544,019	(1),(4)	Sequoia Mortgage Trust 2014-4 B3, 3.870%, 11/25/2044	1,559,977	0.0
1,648,680	(1),(4)	Sequoia Mortgage Trust 2015-2 B3, 3.737%, 05/25/2045	1,734,238	0.0
1,467,086	(1),(4)	Sequoia Mortgage Trust 2015-3 B3, 3.702%, 07/25/2045	1,478,401	0.0

See Accompanying Notes to Financial Statements

54

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

3,300,000	(1),(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,463,244	0.1
1,188,937	(1),(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,221,387	0.0
2,573,323	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.478%, 02/25/2048	2,714,152	0.0
884,569	(1),(4)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	917,388	0.0
2,622,792	(1),(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	2,690,493	0.0
2,955,432	(1),(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	3,075,707	0.0
1,191,653	(1),(4)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,212,381	0.0
938,342	(1),(4)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	964,823	0.0
3,121,121	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	3,222,743	0.0
3,892,776	(1),(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	3,984,330	0.1
5,200,000	(1),(4)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	5,466,311	0.1
3,804,786	(1),(4)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,898,741	0.1
744,842	(1),(4)	Sequoia Mortgage Trust 2017-5 B3, 3.825%, 08/25/2047	734,563	0.0
1,983,333	(1),(4)	Sequoia Mortgage Trust 2020-2 B2, 3.663%, 03/25/2050	2,083,488	0.0
2,671,211	(1),(4)	Sequoia Mortgage Trust 2020-3 B2, 3.422%, 04/25/2050	2,585,978	0.0
1,869,230	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.708%, 10/25/2047	1,851,058	0.0
2,193,308	(1),(4)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,225,430	0.0
9,759	(4)	Structured Adjustable Rate Mortgage Loan Trust 2004-12 7A3, 3.127%, 09/25/2034	9,755	0.0
2,410,189	(1),(4)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.816%, 07/25/2048	2,507,039	0.0
1,231,000	(1),(4)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,283,648	0.0
2,321,556	(1),(7)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	2,364,329	0.0
880,097	(1),(7)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	895,783	0.0
2,440,815	(1),(4)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	2,499,841	0.0
1,647,909	(1),(4)	Verus Securitization Trust 2020-INV1 A1, 1.977%, 04/25/2060	1,670,089	0.0
1,000,000	(1),(4)	Verus Securitization Trust 2020-INV1 A2, 3.035%, 04/25/2060	1,030,089	0.0
810,111	(4)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.540%, 10/20/2035	758,914	0.0
336,262	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	319,529	0.0
4,074,588	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	4,074,157	0.1
2,287,088		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.658%, (US0001M + 0.510%), 08/25/2045	2,357,586	0.0
72,140,004	(4),(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.168%, 08/25/2045	3,436,230	0.1
1,823,777		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.638%, (US0001M + 0.490%), 10/25/2045	1,758,653	0.0
370,617	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	360,000	0.0
782,454	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.231%, 11/25/2036	767,398	0.0
1,012,490	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.333%, 12/25/2036	955,007	0.0
2,340,767	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	2,207,873	0.0
1,445,086	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.546%, 12/25/2036	1,353,776	0.0
1,238,523	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	1,176,763	0.0

See Accompanying Notes to Financial Statements

55

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,822,789	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	1,806,036	0.0
466,945	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.233%, 03/25/2037	427,200	0.0
1,173,957	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	1,065,369	0.0
1,522,829		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900%), 11/25/2035	1,279,214	0.0
1,458,948		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,394,566	0.0
939,022		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	929,686	0.0
416,178		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	421,271	0.0
4,219,126		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960%), 08/25/2046	2,812,459	0.0
689,713		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.378%, (US0001M + 0.230%), 01/25/2047	645,820	0.0
1,428,876		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 0.468%, (US0001M + 0.320%), 01/25/2047	1,337,600	0.0
775,403		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	621,956	0.0
980,831		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	974,161	0.0
281,716	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.019%, 04/25/2036	267,749	0.0
2,010,236	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.569%, 09/25/2049	1,975,159	0.0
2,794,068	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A17 Trust, 3.000%, 12/25/2049	2,872,291	0.0
3,000,000	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	3,149,932	0.0
2,982,441	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.302%, 12/25/2049	3,070,898	0.0
2,817,948	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 A17 Trust, 3.000%, 12/25/2049	2,872,252	0.0
3,991,938	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B1 Trust, 3.288%, 07/25/2050	4,218,989	0.1
1,773,888	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	1,836,945	0.0
1,087,393	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B3, 3.773%, 08/20/2045	1,151,603	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,872,786,714)		1,977,702,432	20.2

U.S. TREASURY OBLIGATIONS: 5.8%
		U.S. Treasury Bonds: 2.6%
46,320,000		0.625%,08/15/2030	46,055,832	0.5
140,117,000		1.125%,08/15/2040	137,522,647	1.4
71,856,000	(2)	1.250%,05/15/2050	68,111,628	0.7
			251,690,107	2.6

		U.S. Treasury Notes: 3.2%
90,044,000		0.125%,09/30/2022	90,036,966	0.9
110,402,000		0.125%,09/15/2023	110,302,810	1.1
97,530,000		0.250%,09/30/2025	97,404,278	1.0
14,541,000		0.375%,09/30/2027	14,444,439	0.2
–		0.500%,08/31/2027	–	–
132,000		0.625%,05/15/2030	131,546	0.0
			312,320,039	3.2

	Total U.S. Treasury Obligations
	(Cost $565,156,650)		564,010,146	5.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.4%
		Federal Home Loan Mortgage Corporation: 3.7%(8)
528,640		2.500%,05/01/2030	560,087	0.0
849,531		2.500%,05/01/2030	903,755	0.0
1,015,842		2.500%,06/01/2030	1,081,175	0.0
3,361		2.670%, (US0012M + 1.773%),05/01/2037	3,539	0.0
1,433,307		3.000%,11/01/2042	1,528,465	0.0
1,384,155		3.000%,02/01/2043	1,474,980	0.0
1,789,857		3.000%,03/01/2045	1,931,938	0.0
1,616,232		3.000%,03/01/2045	1,721,011	0.0
4,276,096		3.000%,04/01/2045	4,584,950	0.1

See Accompanying Notes to Financial Statements

56

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

4,560,429		3.000%,04/01/2045	4,921,741	0.1
1,960,858		3.000%,10/01/2046	2,114,824	0.0
18,220,805		3.000%,10/01/2046	19,441,714	0.2
7,394,102		3.000%,03/01/2048	7,931,229	0.1
6,223,742		3.000%,03/01/2048	6,639,229	0.1
22,407,085		3.000%,08/01/2048	23,815,188	0.3
7,519,255		3.500%,01/01/2045	8,181,102	0.1
2,392,431		3.500%,03/01/2045	2,612,810	0.0
19,851,868		3.500%,12/01/2046	21,519,099	0.2
10,133,860		3.500%,12/01/2046	11,182,337	0.1
7,637,082		3.500%,04/01/2047	8,453,512	0.1
10,140,136		3.500%,07/01/2047	10,685,385	0.1
8,642,948		3.500%,10/01/2047	9,142,297	0.1
27,847,458		3.500%,01/01/2048	29,616,208	0.3
3,374,145		3.500%,03/01/2048	3,633,854	0.0
52,257,951		3.500%,03/01/2048	57,151,846	0.6
35,011,780		3.500%,11/01/2048	38,609,048	0.4
857,791		4.000%,10/01/2041	946,093	0.0
1,305,821		4.000%,12/01/2041	1,426,985	0.0
2,328,502		4.000%,08/01/2044	2,542,445	0.0
1,065,707		4.000%,07/01/2045	1,161,138	0.0
3,938,141		4.000%,09/01/2045	4,297,764	0.1
2,143,657		4.000%,09/01/2045	2,338,694	0.0
2,294,139		4.000%,09/01/2045	2,495,262	0.0
24,429,160		4.000%,11/01/2045	26,654,384	0.3
2,878,572		4.000%,05/01/2046	3,122,759	0.0
2,380,234		4.000%,05/01/2047	2,562,723	0.0
12,798,610		4.000%,11/01/2047	13,697,589	0.2
697,128		4.000%,03/01/2048	744,806	0.0
7,829,485		4.000%,06/01/2048	8,802,060	0.1
343,328		4.500%,08/01/2041	380,603	0.0
1,032,215		4.500%,09/01/2041	1,155,787	0.0
941,378		4.500%,10/01/2041	1,058,403	0.0
1,591,436		4.500%,03/01/2044	1,786,581	0.0
5,255,085		4.500%,02/01/2048	5,718,274	0.1
1,239,881		4.500%,06/01/2048	1,343,087	0.0
102,042		5.000%,01/01/2041	117,648	0.0
676,233		5.000%,04/01/2041	764,380	0.0
25,230		5.500%,07/01/2037	29,337	0.0
1,399,371		5.500%,11/01/2038	1,623,958	0.0
1,227		6.000%,12/01/2028	1,369	0.0
14,750		6.000%,01/01/2029	16,460	0.0
3,231		6.500%,01/01/2024	3,617	0.0
4,267		6.500%,12/01/2031	4,858	0.0
431,340		6.500%,09/01/2034	494,406	0.0
905		7.000%,03/01/2032	964	0.0
			364,733,757	3.7

		Federal National Mortgage Association: 0.3%(8)
48,918		2.136%, (US0012M + 1.486%),07/01/2035	49,561	0.0
5,036,923		3.500%,01/01/2044	5,477,199	0.0
7,220,772		4.000%,12/01/2046	7,910,441	0.1
14,320,980		5.000%,08/01/2056	16,549,603	0.2
170,960		6.000%,05/01/2038	195,166	0.0
			30,181,970	0.3

		Government National Mortgage Association: 2.2%
15,036,158		3.000%,10/20/2049	15,988,764	0.2
8,653,182		3.000%,11/20/2049	9,204,682	0.1
16,960,046		3.000%,08/20/2050	17,927,871	0.2
22,950,000	(9)	3.000%,11/19/2050	24,020,402	0.3
1,051,853		3.500%,07/20/2046	1,122,757	0.0
7,172,580		3.500%,07/20/2046	7,660,539	0.1
1,634,927		3.500%,10/20/2046	1,792,663	0.0
1,070,080		3.500%,02/20/2047	1,146,586	0.0
581,881		3.500%,03/20/2047	618,397	0.0
931,060		3.500%,07/20/2047	989,236	0.0
1,233,358		3.500%,08/20/2047	1,312,010	0.0
2,984,363		3.500%,09/20/2047	3,187,198	0.0
13,792,472		3.500%,12/20/2047	14,763,309	0.2
7,504,573		3.500%,01/20/2048	8,029,895	0.1
11,557,639		3.500%,02/20/2048	12,472,876	0.1
6,084,158		3.500%,02/20/2048	6,504,071	0.1
29,392,328		3.500%,03/20/2048	31,574,982	0.3
1,295,506		3.500%,03/20/2048	1,386,977	0.0
242,278		4.000%,11/20/2040	264,502	0.0
1,391,936		4.000%,03/20/2046	1,498,530	0.0
26,615,786		4.000%,09/20/2047	28,570,972	0.3
17,700,000	(9)	4.000%,10/20/2049	18,807,633	0.2
316,400		4.500%,10/15/2039	350,283	0.0
238,854		4.500%,11/15/2039	268,734	0.0
207,234		4.500%,11/15/2039	229,830	0.0
72,247		4.500%,12/15/2039	80,381	0.0
65,144		4.500%,08/20/2041	72,347	0.0
2,887,878		4.500%,09/15/2047	3,165,107	0.0
10,328	(4)	5.500%,03/20/2060	11,528	0.0
			213,023,062	2.2

		Uniform Mortgage-Backed Securities: 5.2%
38,000,000	(9)	2.000%,12/14/2050	39,191,574	0.4
1,333,801		2.500%,05/01/2030	1,415,129	0.0
3,060,904		2.500%,06/01/2030	3,239,651	0.0
2,176,455		2.500%,06/01/2030	2,305,220	0.0
1,292,468		2.500%,07/01/2030	1,369,259	0.0
1,867,787		3.000%,08/01/2030	1,995,655	0.0
993,979		3.000%,09/01/2030	1,066,720	0.0
3,749,830		3.000%,04/01/2043	3,998,092	0.1
2,974,399		3.000%,07/01/2043	3,169,716	0.0
802,110		3.000%,08/01/2043	873,658	0.0
686,849		3.000%,09/01/2043	731,724	0.0
9,624,982		3.000%,04/01/2045	10,389,011	0.1
4,692,737		3.000%,08/01/2046	5,032,940	0.1
1,905,523		3.000%,08/01/2046	2,057,002	0.0
992,662		3.000%,11/01/2046	1,081,264	0.0
13,170,871		3.000%,12/01/2046	14,128,330	0.2
3,658,404		3.000%,12/01/2046	3,860,137	0.1
28,869,277		3.000%,01/01/2047	30,355,877	0.3
6,655,394		3.000%,02/01/2047	6,997,857	0.1
7,348,330		3.000%,03/01/2047	7,724,428	0.1
6,993,542		3.000%,07/01/2047	7,348,828	0.1
35,998,917		3.500%,06/01/2034	38,819,850	0.4
4,286,781		3.500%,10/01/2042	4,603,610	0.1
1,619,765		3.500%,04/01/2043	1,787,040	0.0
4,821,398		3.500%,08/01/2043	5,320,686	0.1
2,987,175		3.500%,03/01/2044	3,294,751	0.0
359,967		3.500%,01/01/2046	397,043	0.0
553,297		3.500%,02/01/2046	610,181	0.0
259,663		3.500%,02/01/2046	286,440	0.0
21,865,043		3.500%,08/01/2046	24,119,962	0.3
2,233,903		3.500%,08/01/2047	2,363,851	0.0
3,075,823		3.500%,09/01/2047	3,258,136	0.0
25,764,052		3.500%,11/01/2047	28,471,661	0.3
1,244,405		3.500%,12/01/2047	1,317,316	0.0
2,328,349		3.500%,02/01/2048	2,469,295	0.0
2,826,055		3.500%,05/01/2048	2,983,801	0.0
15,700,729		3.500%,07/01/2048	17,308,763	0.2
20,984,343		3.500%,09/01/2049	22,175,640	0.2
3,273,040		3.500%,10/01/2049	3,639,887	0.1
27,716,211		3.500%,02/01/2050	29,207,369	0.3
405,396		4.000%,03/01/2042	447,726	0.0
1,724,541		4.000%,07/01/2042	1,896,363	0.0
1,756,360		4.000%,07/01/2042	1,941,146	0.0
311,492		4.000%,07/01/2042	343,626	0.0
903,212		4.000%,09/01/2043	1,013,200	0.0
14,433,243		4.000%,01/01/2045	16,510,738	0.2

See Accompanying Notes to Financial Statements

57

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

2,020,512		4.000%,01/01/2045	2,206,352	0.0
1,503,306		4.000%,03/01/2045	1,644,274	0.0
9,300,598		4.000%,05/01/2045	10,072,443	0.1
1,892,003		4.000%,06/01/2045	2,066,206	0.0
1,771,083		4.000%,11/01/2045	1,971,972	0.0
5,627,353		4.000%,02/01/2046	6,191,040	0.1
11,337,676		4.000%,07/01/2047	12,309,365	0.1
1,384,064		4.000%,08/01/2047	1,482,699	0.0
5,001,030		4.000%,08/01/2047	5,352,742	0.1
461,711		4.000%,03/01/2048	492,887	0.0
1,695,872		4.000%,03/01/2048	1,811,783	0.0
9,496,883		4.000%,09/01/2048	10,309,141	0.1
24,075,710		4.000%,04/01/2049	25,938,362	0.3
1,761,780		4.250%,11/01/2043	1,940,275	0.0
406,102		4.500%,11/01/2040	457,177	0.0
3,108,073		4.500%,11/01/2040	3,499,088	0.1
205,898		4.500%,11/01/2040	231,764	0.0
6,701		4.500%,12/01/2040	7,544	0.0
3,562		4.500%,12/01/2040	4,002	0.0
9,051		4.500%,01/01/2041	10,188	0.0
6,319		4.500%,01/01/2041	7,114	0.0
435,901		4.500%,10/01/2041	490,928	0.0
363,172		4.500%,10/01/2044	397,236	0.0
1,283,646		4.500%,12/01/2045	1,445,656	0.0
1,607,084		4.500%,04/01/2047	1,753,597	0.0
4,302,368		4.500%,04/01/2047	4,843,673	0.1
2,842,193		4.500%,04/01/2047	3,149,696	0.0
3,026,594		4.500%,04/01/2047	3,297,177	0.0
3,951,707		4.500%,04/01/2047	4,403,269	0.1
2,454,177		4.500%,05/01/2047	2,779,365	0.0
1,895,319		4.500%,05/01/2047	2,146,441	0.0
1,567,350		4.500%,05/01/2047	1,775,022	0.0
5,061,396		4.500%,05/01/2047	5,515,282	0.1
1,952,781		4.500%,05/01/2047	2,198,473	0.0
1,180,670		4.500%,06/01/2047	1,329,219	0.0
2,329,202		4.500%,06/01/2047	2,532,535	0.0
3,254,522		4.500%,06/01/2047	3,537,047	0.1
4,630,998		4.500%,07/01/2047	5,043,174	0.1
2,174,148		4.500%,08/01/2047	2,363,944	0.0
96,587		5.000%,06/01/2033	110,851	0.0
21,309		5.000%,09/01/2033	24,501	0.0
62,716		5.000%,11/01/2033	72,119	0.0
18,964		5.000%,03/01/2034	21,801	0.0
21,576		5.000%,03/01/2034	24,801	0.0
140,852		5.000%,02/01/2035	161,865	0.0
5,482		5.000%,06/01/2035	6,305	0.0
93,775		5.000%,06/01/2035	107,842	0.0
54,461		5.000%,07/01/2035	62,625	0.0
316,035		5.000%,08/01/2035	363,252	0.0
470,358		5.000%,10/01/2035	540,980	0.0
18,056		5.000%,10/01/2035	20,687	0.0
260,067		5.000%,02/01/2036	299,282	0.0
3,834		5.000%,03/01/2036	4,411	0.0
48,685		5.000%,03/01/2036	56,023	0.0
7,922		5.000%,05/01/2036	9,093	0.0
5,135		5.000%,06/01/2036	5,910	0.0
203,186		5.000%,07/01/2036	233,624	0.0
136,963		5.000%,11/01/2040	155,547	0.0
57,730		5.000%,05/01/2041	66,540	0.0
261,669		5.000%,06/01/2041	301,604	0.0
377,467		5.000%,06/01/2041	429,688	0.0
129,256		5.500%,03/01/2037	151,509	0.0
132,839		5.500%,06/01/2039	154,485	0.0
1,279,242		5.500%,10/01/2039	1,476,330	0.0
42,061		6.000%,09/01/2036	46,913	0.0
298		6.500%,02/01/2028	333	0.0
547		6.500%,09/01/2031	612	0.0
143		6.500%,09/01/2031	160	0.0
15,473		6.500%,11/01/2031	18,074	0.0
6,863		6.500%,04/01/2032	7,798	0.0
4,184		6.500%,08/01/2032	4,773	0.0
1,294		6.500%,08/01/2032	1,496	0.0
6,193		7.000%,12/01/2027	6,304	0.0
874		7.000%,10/01/2031	896	0.0
2,878		7.000%,03/01/2032	3,363	0.0
1,053		7.500%,09/01/2030	1,238	0.0
3,287		7.500%,09/01/2031	3,986	0.0
14,077		7.500%,02/01/2032	16,438	0.0
			504,902,364	5.2

	Total U.S. Government Agency Obligations
	(Cost $1,053,962,116)		1,112,841,153	11.4

SOVEREIGN BONDS: 2.9%
8,471,965	(7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	3,553,989	0.0
1,819,735	(7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	687,878	0.0
504,551		Argentine Republic Government International Bond, 1.000%, 07/09/2029	231,089	0.0
BRL 123,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	25,504,028	0.3
BRL 52,000,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	10,522,535	0.1
7,775,000	(2)	Brazilian Government International Bond, 3.875%, 06/12/2030	7,780,831	0.1
5,900,000	(2)	Brazilian Government International Bond, 4.625%, 01/13/2028	6,402,591	0.1
700,000		Brazilian Government International Bond, 6.000%, 04/07/2026	818,212	0.0
CNY 160,790,000		China Government Bond, 3.250%, 06/06/2026	23,872,116	0.3
1,000,000		Colombia Government International Bond, 3.125%, 04/15/2031	1,026,750	0.0
5,225,000		Colombia Government International Bond, 3.875%, 04/25/2027	5,653,816	0.1
COP 8,697,700,000		Colombian TES, 7.750%, 09/18/2030	2,628,036	0.0
2,500,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,771,150	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/2021	279,381	0.0
7,900,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	7,791,375	0.1

See Accompanying Notes to Financial Statements

58

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

300,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	319,875	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/2024	286,335	0.0
900,000		Dominican Republic International Bond, 5.950%, 01/25/2027	967,950	0.0
300,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	330,044	0.0
4,825,000		Dominican Republic International Bond, 6.875%, 01/29/2026	5,379,875	0.1
2,675,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	2,750,660	0.0
250,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	257,071	0.0
1,300,000		Egypt Government International Bond, 6.588%, 02/21/2028	1,288,872	0.0
9,150,000		Egypt Government International Bond, 7.500%, 01/31/2027	9,640,806	0.1
7,675,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	7,524,915	0.1
1,240,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	1,112,266	0.0
12,725,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	11,500,041	0.1
IDR 132,518,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	9,522,060	0.1
IDR 147,544,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	11,110,420	0.1
3,192,180	(4)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	2,968,217	0.0
2,350,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	2,287,479	0.0
1,000,000		Jordan Government International Bond, 6.125%, 01/29/2026	1,027,481	0.0
1,200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,182,300	0.0
2,250,000		Morocco Government International Bond, 4.250%, 12/11/2022	2,369,282	0.0
600,000	(1)	Morocco Government International Bond, 4.250%, 12/11/2022	631,808	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/2021	860,988	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,143,348	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/2036	1,008,693	0.0
1,000,000		Panama Government International Bond, 9.375%, 04/01/2029	1,539,810	0.0
600,000		Paraguay Government International Bond, 4.625%, 01/25/2023	636,000	0.0
600,000	(1)	Paraguay Government International Bond, 4.625%, 01/25/2023	636,000	0.0
PEN 14,130,000		Peru Government Bond, 6.850%, 02/12/2042	4,553,931	0.1
PEN 14,102,000		Peru Government Bond, 6.900%, 08/12/2037	4,673,603	0.1
3,600,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,711,780	0.1
2,675,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	3,013,709	0.0
4,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.400%, 03/01/2028	4,579,740	0.1
PEN 31,906,000		Peruvian Government International Bond, 6.950%, 08/12/2031	10,859,333	0.1
4,200,000		Philippine Government International Bond, 3.750%, 01/14/2029	4,911,413	0.1
3,450,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	3,226,202	0.0
12,300,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	11,766,512	0.1
RON 19,250,000		Romania Government Bond, 3.250%, 04/29/2024	4,648,822	0.1
RON 40,950,000		Romania Government Bond, 5.800%, 07/26/2027	11,308,089	0.1
3,600,000		Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	4,061,340	0.1
2,600,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,985,528	0.0
1,750,000	(1)	Saudi Government International Bond, 3.250%, 10/22/2030	1,904,910	0.0
2,925,000	(1)	Saudi Government International Bond, 4.500%, 04/17/2030	3,503,951	0.0
1,200,000	(2)	Sri Lanka Government International Bond, 6.350%, 06/28/2024	888,000	0.0
9,475,000		Turkey Government International Bond, 4.875%, 10/09/2026	8,691,986	0.1
1,000,000		Turkey Government International Bond, 5.125%, 02/17/2028	913,425	0.0

See Accompanying Notes to Financial Statements

59

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

2,675,000		Turkey Government International Bond, 5.750%, 03/22/2024	2,634,942	0.0
1,000,000		Turkey Government International Bond, 6.125%, 10/24/2028	953,646	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/2022	202,251	0.0
2,083,000		Turkey Government International Bond, 7.375%, 02/05/2025	2,158,655	0.0
1,500,000		Ukraine Government International Bond, 7.750%, 09/01/2023	1,529,739	0.0
10,400,000		Ukraine Government International Bond, 7.750%, 09/01/2025	10,456,628	0.1

	Total Sovereign Bonds
	(Cost $302,433,064)		287,944,508	2.9

ASSET-BACKED SECURITIES: 13.7%
		Automobile Asset-Backed Securities: 1.7%
8,246,000		Americredit Automobile Receivables Trust 2018-1 C, 3.500%, 01/18/2024	8,581,996	0.1
5,950,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	6,326,356	0.1
8,440,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	8,811,802	0.1
5,750,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	5,936,550	0.1
5,050,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	5,147,666	0.1
8,300,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	8,372,613	0.1
750,000		CarMax Auto Owner Trust 2017-4 D, 3.300%, 05/15/2024	769,489	0.0
1,500,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,563,700	0.0
21,081,000		CarMax Auto Owner Trust 2020-2 A4, 2.050%, 05/15/2025	22,075,096	0.2
3,030,000		Exeter Automobile Receivables Trust 2020-3A C, 1.320%, 07/15/2025	3,039,772	0.0
6,150,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	6,442,928	0.1
500,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	512,635	0.0
9,100,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	9,542,430	0.1
2,850,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,911,956	0.0
7,550,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	7,774,489	0.1
9,600,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	10,035,239	0.1
9,850,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	10,103,635	0.1
6,256,432	(1)	Santander Consumer Auto Receivables Trust 2020-AA A, 1.370%, 10/15/2024	6,317,854	0.1
12,400,000		Santander Drive Auto Receivables Trust 2020-2 C, 1.460%, 09/15/2025	12,560,689	0.1
4,550,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,650,658	0.0
4,150,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	4,157,623	0.0
4,150,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	4,258,136	0.0
18,750,000	(1)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	19,273,072	0.2
			169,166,384	1.7

		Credit Card Asset-Backed Securities: 0.0%
600,000		Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	611,138	0.0

		Home Equity Asset-Backed Securities: 0.2%
3,325,107	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	3,290,568	0.0
6,525,309		Freddie Mac Structured Pass Through Certificates T-31 A7, 0.273%, (US0001M + 0.250%), 05/25/2031	6,503,665	0.1
5,752,570	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.624%, 03/25/2036	4,542,698	0.1
3,510,813	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	2,175,134	0.0

See Accompanying Notes to Financial Statements

60

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

245,349	(4)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.826%, 12/25/2036	195,479	0.0
810,111		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 0.468%, (US0001M + 0.160%), 02/25/2037	742,996	0.0
983,093		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230%), 02/25/2037	894,013	0.0
2,631,087	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,768,717	0.0
			21,113,270	0.2

		Other Asset-Backed Securities: 9.7%
8,850,000	(1)	Aimco CLO 11 Ltd. 2020-11A A2, 1.551%, (US0003M + 1.300%), 10/15/2031	8,850,000	0.1
2,650,103	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,439,835	0.0
10,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330%), 01/20/2033	9,961,670	0.1
1,068,797	(1),(4),(5),(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
9,975,646	(1)	AMMC CLO 15 Ltd. 2014-15A ARR, 1.535%, (US0003M + 1.260%), 01/15/2032	9,836,865	0.1
3,900,000	(1)	Apidos CLO XII 2013-12A AR, 1.355%, (US0003M + 1.080%), 04/15/2031	3,851,305	0.0
500,000	(1)	Apidos CLO XII 2013-12A CR, 2.075%, (US0003M + 1.800%), 04/15/2031	485,408	0.0
20,000,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.592%, (US0003M + 1.320%), 01/20/2033	19,989,020	0.2
11,400,000	(1)	Apidos CLO XXXIII 2020-33A A, 1.973%, (US0003M + 1.700%), 07/24/2031	11,427,884	0.1
4,450,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	4,147,948	0.0
2,050,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,788,633	0.0
3,806,619	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,898,439	0.0
6,700,000	(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	6,728,630	0.1
7,300,000	(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	7,559,030	0.1
10,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230%), 01/15/2030	9,765,490	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/18/2029	3,813,550	0.0
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 1.572%, (US0003M + 1.300%), 07/20/2029	6,240,993	0.1
1,650,000	(1)	Bain Capital Credit CLO 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/20/2030	1,623,202	0.0
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800%), 01/15/2033	3,755,287	0.0
4,250,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.603%, (US0003M + 1.330%), 01/17/2033	4,240,641	0.1
8,765,333	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 1.525%, (US0003M + 1.250%), 07/15/2029	8,710,637	0.1
15,250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.472%, (US0003M + 1.200%), 01/20/2031	14,780,834	0.2
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 1.422%, (US0003M + 1.150%), 04/20/2031	4,841,465	0.1
17,350,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 1.625%, (US0003M + 1.350%), 01/15/2033	17,188,246	0.2
2,500,000	(1)	Benefit Street Partners Clo XII Ltd. 2017-12A A1, 1.525%, (US0003M + 1.250%), 10/15/2030	2,470,673	0.0
4,070,000	(1)	BlueMountain CLO 2015-1A BR, 2.766%, (US0003M + 2.500%), 04/13/2027	4,054,062	0.0
6,500,000	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	6,500,000	0.1
7,570,000	(1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850%), 04/20/2029	7,578,372	0.1
10,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 1.412%, (US0003M + 1.140%), 01/20/2031	9,854,500	0.1

See Accompanying Notes to Financial Statements

61

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

689,945	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 1.330%, (US0003M + 1.050%), 05/15/2031	677,143	0.0
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 1.403%, (US0003M + 1.130%), 04/17/2031	3,154,684	0.0
3,530,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.523%, (US0003M + 1.250%), 10/17/2030	3,508,393	0.0
37,149		Chase Funding Trust Series 2003-5 2A2, 0.748%, (US0001M + 0.600%), 07/25/2033	35,436	0.0
4,050,000	(1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210%), 10/18/2030	4,030,390	0.0
2,150,000	(1)	CIFC Funding 2017-2A C, 2.622%, (US0003M + 2.350%), 04/20/2030	2,114,557	0.0
7,400,000	(1)	CIFC Funding 2017-4 A1, 1.514%, (US0003M + 1.250%), 10/24/2030	7,347,971	0.1
3,000,000	(1)	CIFC Funding 2017-5A A1, 1.453%, (US0003M + 1.180%), 11/16/2030	2,973,666	0.0
11,380,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.601%, (US0003M + 1.330%), 01/16/2033	11,384,415	0.1
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.021%, (US0003M + 1.750%), 01/16/2033	3,005,451	0.0
6,000,000	(1)	CIFC Funding 2020-3A A2 Ltd., 3.451%, (US0003M + 1.600%), 10/20/2031	5,999,370	0.1
8,750,000	(1)	CIFC Funding 2018-1A A Ltd., 1.272%, (US0003M + 1.000%), 04/18/2031	8,619,275	0.1
3,700,000		CNH Equipment Trust 2020-A A4, 1.510%, 04/15/2027	3,820,032	0.0
4,675,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 2.272%, (US0003M + 2.000%), 10/20/2028	4,658,376	0.1
7,425,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	7,205,639	0.1
9,111,174		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.298%, (US0001M + 0.150%), 10/25/2036	8,215,513	0.1
4,702,500	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	5,140,644	0.1
2,425,500	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,586,478	0.0
4,200,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180%), 10/20/2030	4,147,660	0.0
7,000,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 1.485%, (US0003M + 1.210%), 10/15/2030	6,946,394	0.1
632,125	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	636,622	0.0
6,798,625	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	7,251,333	0.1
2,597,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,836,044	0.0
5,762,250	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	6,102,108	0.1
2,297,125	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,426,165	0.0
6,660,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350%), 04/15/2028	6,485,455	0.1
5,565,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200%), 08/15/2030	5,537,709	0.1
7,000,000	(1)	Dryden 78 CLO Ltd. 2020-78A A, 2.447%, (US0003M + 1.180%), 04/17/2033	6,931,799	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250%), 01/20/2030	7,803,304	0.1
4,228,050	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,266,518	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220%), 07/24/2030	4,216,642	0.0
2,500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 1.475%, (US0003M + 1.200%), 10/15/2030	2,478,115	0.0
11,150,000	(1)	Galaxy XXI CLO Ltd. 2015-21A AR, 1.292%, (US0003M + 1.020%), 04/20/2031	10,939,443	0.1
2,300,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 1.465%, (US0003M + 1.190%), 10/15/2030	2,281,430	0.0
7,000,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 1.422%, (US0003M + 1.150%), 11/28/2030	6,934,795	0.1

See Accompanying Notes to Financial Statements

62

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

4,651,970	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	5,027,597	0.1
1,128,638	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,190,360	0.0
865,484	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	896,952	0.0
2,327,607	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	2,452,910	0.0
1,250,000	(1)	Home Partners of America 2018-1 E Trust, 2.001%, (US0001M + 1.850%), 07/17/2037	1,252,477	0.0
24,245,394	(1)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850%), 12/17/2036	24,234,847	0.3
7,750,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	7,690,930	0.1
7,300,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	7,812,016	0.1
4,168,722	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	4,824,794	0.1
2,987,304	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	3,353,393	0.0
20,900,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.652%, (US0003M + 1.380%), 01/20/2033	20,781,163	0.2
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 2.122%, (US0003M + 1.850%), 01/20/2033	6,011,718	0.1
4,250,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	4,190,130	0.0
6,000,000	(1),(9)	KKR CLO 21 A Ltd., 1.275%, (US0003M + 1.000%), 04/15/2031	5,863,026	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 1.522%, (US0003M + 1.250%), 01/20/2031	5,845,392	0.1
11,237,000	(1)	LCM XIV L.P. 14A AR, 1.312%, (US0003M + 1.040%), 07/20/2031	11,034,824	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 1.492%, (US0003M + 1.220%), 04/20/2031	4,856,850	0.1
8,870,841	(1)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	9,096,003	0.1
3,600,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850%), 10/15/2032	3,559,806	0.0
5,400,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 2.445%, (US0003M + 2.200%), 01/27/2026	5,387,656	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.072%, (US0003M + 1.800%), 04/20/2030	1,349,344	0.0
13,050,000	(1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750%), 07/15/2030	13,086,175	0.1
13,150,000	(1)	Magnetite XXII Ltd. 2019-22A A2, 1.925%, (US0003M + 1.650%), 04/15/2031	13,150,671	0.1
8,800,000	(1)	Magnetite XXVII Ltd. 2020-27A A1, 3.351%, (US0003M + 1.550%), 07/20/2033	8,800,598	0.1
1,818,172	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,823,655	0.0
3,488,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	3,518,971	0.0
500,000	(1)	Marlette Funding Trust 2019-2 A2A, 3.530%, 07/16/2029	506,947	0.0
4,200,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	4,221,560	0.1
1,100,000	(1),(4)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,187,481	0.0
3,200,000	(1),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,419,984	0.0
2,482,000	(1),(4)	Mill City Mortgage Trust 2015-2 B2, 3.701%, 09/25/2057	2,697,096	0.0
1,102,940	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	1,165,092	0.0
5,629,217	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	5,926,034	0.1
4,410,149	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	4,671,122	0.1
7,208,971	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	7,692,274	0.1
1,841,982	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,887,211	0.0
4,953,572	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	5,255,826	0.1
2,715,238	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,869,028	0.0
7,602,029	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	7,810,240	0.1
14,100,000		Mosaic Solar Loan Trust 2020-2, 1.440%, 08/20/2046	13,993,807	0.1
3,250,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450%), 10/16/2032	3,249,977	0.0

See Accompanying Notes to Financial Statements

63

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

12,250,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.612%, (US0003M + 1.340%), 01/19/2033	12,209,845	0.1
2,200,000	(1)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.345%, (US0003M + 1.100%), 12/21/2029	2,184,043	0.0
16,650,000	(1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000%), 07/15/2029	16,712,704	0.2
2,500,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.123%, (US0003M + 1.850%), 04/17/2027	2,482,370	0.0
5,000,000	(1)	OCP CLO 2017-13A A1A Ltd., 1.535%, (US0003M + 1.260%), 07/15/2030	4,961,830	0.1
11,000,000	(1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800%), 04/20/2030	11,028,754	0.1
12,050,000	(1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750%), 07/20/2031	12,066,978	0.1
9,470,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.592%, (US0003M + 1.320%), 03/17/2030	9,395,490	0.1
2,300,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 4.751%, (US0003M + 1.500%), 10/20/2031	2,304,756	0.0
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 1.625%, (US0003M + 1.350%), 07/15/2029	2,957,382	0.0
5,520,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375%), 07/15/2029	5,446,722	0.1
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350%), 07/19/2030	3,969,844	0.0
21,243,110	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.450%, (US0003M + 1.180%), 11/18/2031	21,082,618	0.2
17,700,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.620%, (US0003M + 1.340%), 11/15/2032	17,577,994	0.2
3,550,000	(1)	Palmer Square CLO 2014-1A A1R2 Ltd., 1.403%, (US0003M + 1.130%), 01/17/2031	3,520,542	0.0
6,600,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100%), 07/20/2030	6,538,567	0.1
10,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 1.302%, (US0003M + 1.030%), 04/18/2031	9,876,500	0.1
6,700,000	(1)	Palmer Square Loan Funding 2018-1A B Ltd., 1.675%, (US0003M + 1.400%), 04/15/2026	6,543,334	0.1
4,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 2.125%, (US0003M + 1.850%), 04/15/2026	3,802,236	0.0
1,000,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 2.225%, (US0003M + 1.950%), 07/15/2026	952,306	0.0
525,785	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.680%, 01/25/2036	533,570	0.0
5,012,125	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	5,217,330	0.1
1,435,000	(1)	Progress Residential 2018-SFR1 F Trust, 4.778%, 03/17/2035	1,469,017	0.0
2,000,000	(1),(4)	Sofi Consumer Loan Program 2016-4 C LLC, 5.920%, 11/25/2025	2,034,032	0.0
5,101,000	(1)	SoFi Consumer Loan Program 2017-3 B, 3.850%, 05/25/2026	5,201,375	0.1
1,585,000	(1)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,625,558	0.0
7,000,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	7,100,656	0.1
7,190,000	(1)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	7,375,746	0.1
3,700,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	3,767,565	0.0
9,950,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	9,802,861	0.1
3,450,000	(1)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	3,518,616	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 C Trust, 3.460%, 04/25/2028	2,045,703	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	2,052,896	0.0
4,100,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	4,052,420	0.0

See Accompanying Notes to Financial Statements

64

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,300,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,282,536	0.0
343,583	(1)	Sonic Capital LLC 2018-1A A2, 4.026%, 02/20/2048	358,798	0.0
7,257,417	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	7,716,100	0.1
22,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.675%, (US0003M + 1.400%), 01/15/2033	21,867,769	0.2
4,783,585	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	5,250,929	0.1
4,550,762	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	4,682,400	0.1
6,042,375	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	6,550,821	0.1
7,200,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	6,611,215	0.1
6,873,016	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 1.502%, (US0003M + 1.230%), 10/18/2030	6,801,564	0.1
12,250,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.441%, (US0003M + 1.190%), 11/01/2031	12,066,716	0.1
7,080,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230%), 07/20/2030	7,007,975	0.1
7,500,000	(1)	Tiaa Clo III Ltd. 2017-2A A, 1.421%, (US0003M + 1.150%), 01/16/2031	7,328,198	0.1
1,400,000	(1),(4)	Towd Point Mortgage Trust 2015-2 1B1, 3.629%, 11/25/2060	1,496,507	0.0
2,640,000	(1),(4)	Towd Point Mortgage Trust 2015-2 2B2, 4.304%, 11/25/2057	2,910,338	0.0
4,346,000	(1),(4)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,649,650	0.1
3,200,000	(1),(4)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,509,158	0.0
2,200,000	(1),(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,366,351	0.0
3,000,000	(1)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	3,004,745	0.0
7,250,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.175%, (US0003M + 1.900%), 04/15/2027	6,981,823	0.1
1,945,000	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,012,783	0.0
3,588,525	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,781,911	0.0
			942,377,972	9.7

		Student Loan Asset-Backed Securities: 2.1%
640,381	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	653,056	0.0
169,694	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	172,267	0.0
1,832,224	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,880,874	0.0
2,715,588	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	2,811,160	0.0
5,549,686	(1)	Commonbond Student Loan Trust 2018-CGS A2, 0.948%, (US0001M + 0.800%), 02/25/2046	5,494,159	0.1
10,043,338	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	10,269,471	0.1
255,319	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	255,025	0.0
277,720	(1),(4)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	276,550	0.0
205,173	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	207,632	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	459,248	0.0
10,400,000	(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	10,389,012	0.1
10,305,264	(1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	10,797,814	0.1
10,820,000	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	10,842,785	0.1
8,420,099	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	8,535,306	0.1
10,312,359	(1)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	10,358,723	0.1
2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,429,513	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,455,769	0.0
22,200,000	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	22,376,832	0.2

See Accompanying Notes to Financial Statements

65

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

4,100,000	(1),(4)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	4,292,087	0.1
3,000,000	(1),(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	3,060,357	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,066,044	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,345,827	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	8,458,293	0.1
13,529,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	14,314,066	0.2
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	6,174,714	0.1
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	6,427,892	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	3,142,692	0.0
6,633,000	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	6,942,811	0.1
20,812,000	(1)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	21,422,316	0.2
22,493,688	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	23,028,548	0.2
			204,340,843	2.1

	Total Asset-Backed Securities
	(Cost $1,322,451,722)		1,337,609,607	13.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.7%
10,647,000	(1),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	10,404,582	0.1
35,176,617	(4),(6)	BANK 2017-BNK4 XA, 1.568%, 05/15/2050	2,340,346	0.0
167,655,000	(4),(6)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	2,000,711	0.0
203,637,146	(4),(6)	BANK 2018-BNK14 XA, 0.667%, 09/15/2060	6,419,335	0.1
19,110,000	(1),(4),(6)	BANK 2018-BNK14 XD, 1.753%, 09/15/2060	2,136,471	0.0
24,627,879	(4),(6)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	1,591,530	0.0
5,210,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	4,186,568	0.1
6,580,000	(4)	Bank 2019-BNK19 C, 4.168%, 08/15/2061	7,226,915	0.1
100,475,232	(4),(6)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	7,132,485	0.1
92,840,000	(1),(4),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	2,546,917	0.0
2,620,000	(1),(4)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	2,089,811	0.0
54,375,557	(4),(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.204%, 08/15/2052	3,709,180	0.0
7,470,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	6,514,703	0.1
36,583,347	(4),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.211%, 03/15/2052	2,670,409	0.0
8,640,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	8,711,558	0.1
6,420,000	(1)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	5,077,026	0.1
92,703,798	(4),(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	8,913,479	0.1
110,670,000	(4),(6)	Benchmark 2020-B19 XA Mortgage Trust, 1.779%, 09/15/2053	14,313,161	0.2
3,860,000	(1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771%), 08/15/2036	3,567,458	0.0
7,974,102	(1)	BX Commercial Mortgage Trust 2019-XL A, 1.072%, (US0001M + 0.920%), 10/15/2036	7,990,807	0.1
24,415,940	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.452%, (US0001M + 2.300%), 10/15/2036	24,113,236	0.3
13,961,323	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	13,677,325	0.1
12,448,606	(1)	BX Commercial Mortgage Trust 2020-BXLP F, 2.152%, (US0001M + 2.000%), 12/15/2036	12,291,882	0.1
9,440,360	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	9,349,237	0.1
2,125,000	(1),(4)	BX Commercial Mortgage Trust 2020-VIV2 C, 3.661%, 03/09/2044	2,057,014	0.0
6,280,000	(1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.300%, (US0001M + 2.100%), 10/15/2037	6,272,168	0.1
5,150,000	(1)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900%), 08/15/2036	4,862,852	0.1

See Accompanying Notes to Financial Statements

66

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

6,000,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	6,391,282	0.1
6,300,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	5,868,170	0.1
7,290,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	8,083,155	0.1
3,340,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.539%, 11/15/2050	3,132,250	0.0
93,323,179	(4),(6)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.155%, 11/15/2050	4,615,391	0.1
24,649,848	(4),(6)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	1,516,996	0.0
45,113,000	(1),(4),(6)	CD 2016-CD1 Mortgage Trust XB, 0.810%, 08/10/2049	1,711,465	0.0
33,538,420	(4),(6)	CD 2017-CD4 Mortgage Trust XA, 1.453%, 05/10/2050	2,055,308	0.0
7,453,264	(1),(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	6,995,896	0.1
4,139,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	4,100,587	0.0
3,910,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19, 5.262%, 03/10/2047	3,754,531	0.0
7,745,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	4,662,243	0.1
40,480,895	(4),(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.121%, 07/10/2049	3,178,438	0.0
82,213,689	(4),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	4,177,475	0.0
3,940,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	3,691,603	0.0
40,061,325	(4),(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.051%, 09/15/2050	2,010,289	0.0
88,619,846	(4),(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.753%, 06/10/2051	3,937,832	0.0
7,480,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	8,425,161	0.1
27,985,099	(4),(6)	COMM 2012-CR2 XA, 1.787%, 08/15/2045	591,974	0.0
30,723,787	(4),(6)	COMM 2012-CR4 XA, 1.843%, 10/15/2045	768,328	0.0
27,260,000	(1),(4),(6)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	329,969	0.0
47,575,935	(1),(4),(6)	COMM 2012-LC4 XA, 2.177%, 12/10/2044	892,753	0.0
4,640,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	3,958,731	0.0
9,645,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	7,897,864	0.1
3,310,000	(4)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	2,785,414	0.0
128,114,549	(1),(4),(6)	COMM 2015-PC1 XA, 0.792%, 07/10/2050	2,598,727	0.0
920,000	(4)	COMM 2016-COR1 C, 4.528%, 10/10/2049	932,052	0.0
65,134,365	(4),(6)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	1,746,155	0.0
36,013,746	(4),(6)	COMM 2017-COR2 XA, 1.318%, 09/10/2050	2,274,300	0.0
12,420,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	14,835,392	0.2
8,261,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	6,741,727	0.1
15,420,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.802%, (US0001M + 2.650%), 05/15/2036	15,190,922	0.2
4,100,000	(1),(4)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	4,254,488	0.1
5,421,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	4,340,796	0.1
4,340,000	(1),(4)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.248%, 11/15/2050	3,685,242	0.0
19,066,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	22,399,015	0.2
5,848,000	(1)	CSWF 2018-TOP E, 2.402%, (US0001M + 2.250%), 08/15/2035	5,386,908	0.1
5,528,000	(1)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750%), 08/15/2035	5,028,405	0.1
4,460,000	(1),(4)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	3,511,298	0.0
5,000,000	(1),(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	3,840,409	0.0
12,519,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	8,965,827	0.1
4,480,000	(1)	Exantas Capital Corp. 2019-RSO7 C Ltd., 2.201%, (US0001M + 2.050%), 04/15/2036	4,212,656	0.1

See Accompanying Notes to Financial Statements

67

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

4,500,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	4,123,372	0.0
77,599,012	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.913%, 01/25/2043	593,834	0.0
42,047,111	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	1,205,646	0.0
31,879,545	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,229,164	0.0
68,902,339	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	8,837,035	0.1
223,355,545	(4),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KHG2 X, 0.406%, 02/25/2030	5,404,355	0.1
185,472,573	(1),(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	151,030	0.0
4,580,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.702%, (US0001M + 1.550%), 07/15/2035	4,036,153	0.0
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.252%, (US0001M + 2.100%), 07/15/2035	3,766,081	0.0
12,770,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.352%, (US0001M + 2.200%), 10/15/2036	11,751,084	0.1
1,163,318	(1),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,152,273	0.0
5,340,000	(1),(4)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	4,951,658	0.1
6,140,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,948,628	0.0
45,843,656	(4),(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.202%, 11/10/2046	1,214,059	0.0
64,077,276	(4),(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.138%, 06/10/2047	1,451,953	0.0
81,385,091	(4),(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.678%, 11/10/2049	1,811,421	0.0
69,739,961	(4),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.183%, 05/10/2050	3,991,330	0.0
6,310,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	7,426,332	0.1
78,284,699	(4),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	5,252,027	0.1
13,220,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	12,491,680	0.1
10,120,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	9,169,199	0.1
11,820,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	13,317,237	0.1
6,650,000		GS Mortgage Securities Trust 2014-GC24 A4, 3.666%, 09/10/2047	7,207,265	0.1
7,690,000	(1),(4)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	6,838,537	0.1
2,400,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.663%, 07/15/2046	2,313,005	0.0
4,500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,133,036	0.0
72,231,125	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	841,276	0.0
5,550,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	4,622,587	0.1
16,560,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	17,476,952	0.2
88,263,808	(4),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.819%, 12/15/2049	2,530,718	0.0
10,720,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	9,722,814	0.1
6,363,797	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	5,872,131	0.1
7,840,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	6,948,855	0.1
6,470,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	4,512,224	0.1

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

10,745,805	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.900%, 04/15/2047	169,466	0.0
3,080,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	2,727,899	0.0
1,266,931	(4),(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.110%, 10/15/2048	42,126	0.0
12,440,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	14,826,253	0.2
5,000,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	5,635,369	0.1
2,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.152%, (US0001M + 2.000%), 05/15/2036	1,891,866	0.0
3,876,401	(1),(4),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.875%, 11/15/2038	11,509	0.0
46,254,257	(1),(4),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.146%, 03/10/2050	1,494,235	0.0
4,250,000	(1),(4)	Manhattan West 2020-1MW D, 2.413%, 09/10/2039	4,157,217	0.0
3,400,000	(1)	Merit 2020-Hill E, 3.252%, (US0001M + 3.100%), 08/15/2037	3,424,022	0.0
4,340,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.060%, 11/15/2046	3,595,516	0.0
73,599,302	(4),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	2,318,349	0.0
3,470,000	(1),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.070%, 04/15/2047	2,993,951	0.0
2,330,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,604,876	0.0
7,040,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	5,752,999	0.1
14,914,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	11,280,186	0.1
7,864,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.033%, 11/15/2049	4,473,790	0.1
7,455,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	8,524,327	0.1
4,670,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	3,832,682	0.0
46,432,332	(4),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	2,128,059	0.0
6,820,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	6,758,183	0.1
8,247,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	7,885,683	0.1
14,680,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	15,706,261	0.2
12,429,000	(1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.652%, (US0001M + 6.500%), 01/15/2035	12,052,829	0.1
5,280,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	2,813,268	0.0
9,020,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	4,040,606	0.0
7,680,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	8,498,259	0.1
6,239,500	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	6,191,052	0.1
8,780,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	8,686,474	0.1
8,660,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	10,221,447	0.1
1,264,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	909,741	0.0
6,000,000	(1),(10)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	5,092,486	0.1
3,270,000	(1),(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.844%, 11/15/2044	3,023,417	0.0
12,968,271	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	301,847	0.0
9,432,920	(1),(4),(6)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.043%, 11/15/2045	283,669	0.0
12,946,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	8,554,215	0.1
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	2,937,677	0.0

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

80,961,917	(4),(6)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.959%, 11/15/2047	2,245,487	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $784,871,393)		754,026,839	7.7

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
	Total Purchased Options
	(Cost $5,249,526)		3,107,829	0.0

	Total Long-Term Investments
	(Cost $9,326,772,841)		9,649,268,328	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Commercial Paper: 0.5%
9,640,000		Consolidated Edison Company, 0.190%, 10/19/2020	9,639,069	0.1
25,000,000		Consolidated Edison Company, 0.190%, 10/20/2020	24,997,458	0.3
3,000,000		Sumitomo Mitsui Banking Corp., 0.100%, 10/19/2020	3,000,340	0.0
10,000,000		Thunder Bay Funding LLC, 0.120%, 10/08/2020	9,999,742	0.1

	Total Commercial Paper
	(Cost $47,637,860)		47,636,609	0.5

		U.S. Treasury Bills: 0.5%
50,000,000	(12)	United States Treasury Bill, 0.090%, 11/27/2020
		(Cost $49,992,439)	49,992,875	0.5

		Repurchase Agreements: 3.1%
6,622,902	(13)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $6,622,926, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $6,755,360, due 09/01/29-02/20/69)	6,622,902	0.1
11,984,524	(13)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $11,984,603, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $12,583,750, due 08/10/21-08/21/40)	11,984,524	0.1
12,807,943	(13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $12,807,978, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $13,064,102, due 10/25/20-06/20/69)	12,807,943	0.1
3,085,727	(13)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $3,085,735, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $3,147,454, due 08/15/27-09/01/50)	3,085,727	0.0
11,314,118	(13)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $11,314,155, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $11,540,448, due 10/08/20-08/15/50)	11,314,118	0.1
23,583,947	(13)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $23,583,999, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $24,055,627, due 11/27/20-11/01/59)	23,583,947	0.2

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

156,561,000		Deutsche Bank Repurchase Agreement dated 9/30/2020, 0.060%, due 10/1/2020, $156,561,261 to be received upon repurchase (Collateralized by $147,469,100, Note, 2.750%, Market Value plus accrued interest $159,692,246 due 11/30/2020)	156,561,000	1.6
4,511,403	(13)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $4,511,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,601,631, due 10/01/20-09/01/50)	4,511,403	0.0
8,901,164	(13)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $8,901,196, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $9,079,220, due 02/15/21-07/20/70)	8,901,164	0.1
4,807,279	(13)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $4,807,295, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $4,903,442, due 08/31/23-08/15/40)	4,807,279	0.1
34,773,096	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $34,773,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $35,468,558, due 10/27/20-07/15/61)	34,773,096	0.4
2,808,149	(13)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $2,808,165, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $2,938,802, due 10/27/20-07/09/40)	2,808,149	0.0
6,052,527	(13)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $6,052,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $6,173,578, due 06/01/26-02/15/60)	6,052,527	0.1
16,163,896	(13)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $16,163,989, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,531,431, due 04/15/22-02/15/46)	16,163,896	0.2

	Total Repurchase Agreements
	(Cost $303,977,675)		303,977,675	3.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(13): 0.2%
4,683,000	(13),(14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	4,683,000	0.1

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

10,975,000	(13),(14)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	10,975,000	0.1
4,683,000	(13),(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	4,683,000	0.0
	Total Mutual Funds
	(Cost $20,341,000)		20,341,000	0.2

	Total Short-Term Investments
	(Cost $421,948,974)		421,948,159	4.3

	Total Investments in Securities (Cost $9,748,721,815)		$ 10,071,216,487	102.9
	Liabilities in Excess of Other Assets		(287,603,555)	(2.9)
	Net Assets		$ 9,783,612,932	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

72

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 46.0%
		Basic Materials: 1.5%
613,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$ 622,622	0.3
29,000		Ashland LLC, 4.750%, 08/15/2022	30,468	0.0
300,000		CF Industries, Inc., 3.450%, 06/01/2023	308,063	0.1
293,000	(1)	Cleveland-Cliffs, Inc., 4.875%, 01/15/2024	289,673	0.1
231,000		Eastman Chemical Co., 3.500%, 12/01/2021	238,115	0.1
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	309,663	0.1
126,000		Nucor Corp., 2.000%, 06/01/2025	131,777	0.1
500,000		Nutrien Ltd., 3.150%, 10/01/2022	522,597	0.3
300,000	(1)	OCI NV, 6.625%, 04/15/2023	310,575	0.2
300,000	(1)	Tronox, Inc., 6.500%, 05/01/2025	312,563	0.2
			3,076,116	1.5

		Communications: 3.3%
230,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	242,287	0.1
220,000		Alphabet, Inc., 0.450%, 08/15/2025	218,935	0.1
400,000		AMC Networks, Inc., 5.000%, 04/01/2024	409,500	0.2
210,000		AT&T, Inc., 4.050%, 12/15/2023	232,828	0.1
285,000		Baidu, Inc., 3.875%, 09/29/2023	306,131	0.2
491,000		Booking Holdings, Inc., 4.100%, 04/13/2025	553,625	0.3
250,000		CenturyLink, Inc., 6.450%, 06/15/2021	256,812	0.1
200,000		Comcast Corp., 3.950%, 10/15/2025	229,611	0.1
200,000		CSC Holdings LLC, 5.875%, 09/15/2022	211,875	0.1
121,000		Fox Corp., 3.050%, 04/07/2025	132,665	0.1
188,000		Fox Corp., 4.030%, 01/25/2024	207,135	0.1
250,000		Hughes Satellite Systems Corp., 7.625%, 06/15/2021	259,687	0.1
40,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	40,000	0.0
248,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	255,915	0.1
300,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	303,854	0.2
250,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	223,279	0.1
300,000	(1)	Sinclair Television Group, Inc., 5.625%, 08/01/2024	299,063	0.2
250,000	(1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	252,969	0.1
250,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	258,906	0.1
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	323,625	0.2
300,000	(1)	TEGNA, Inc., 4.875%, 09/15/2021	300,439	0.2
230,000	(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	252,591	0.1
250,000		T-Mobile USA, Inc., 4.000%, 04/15/2022	258,281	0.1
178,000		Verizon Communications, Inc., 2.450%, 11/01/2022	184,313	0.1
400,000		Walt Disney Co/The, 4.000%, 10/01/2023	439,333	0.2
			6,653,659	3.3

		Consumer, Cyclical: 5.4%
250,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	254,862	0.1
350,000	(1),(2)	Allison Transmission, Inc., 5.000%, 10/01/2024	354,177	0.2
208,000		American Honda Finance Corp., 0.650%, 09/08/2023	208,018	0.1
259,000		American Honda Finance Corp., 0.875%, 07/07/2023	261,219	0.1
265,000		American Honda Finance Corp., 2.050%, 01/10/2023	274,004	0.1
300,000	(1)	Avient Corp., 5.750%, 05/15/2025	318,375	0.2
313,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	321,279	0.2
203,000	(1)	BMW US Capital LLC, 3.900%, 04/09/2025	227,189	0.1
151,000		Cummins, Inc., 0.750%, 09/01/2025	152,097	0.1
514,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	532,410	0.3
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	154,819	0.1
150,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	135,271	0.1

73

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

17,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	16,494	0.0
124,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	127,362	0.1
400,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	416,635	0.2
219,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	219,975	0.1
300,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	299,812	0.1
300,000		KB Home, 7.625%, 05/15/2023	330,000	0.2
300,000		Lennar Corp., 4.500%, 04/30/2024	322,312	0.2
200,000		L Brands, Inc., 6.625%, 04/01/2021	206,125	0.1
250,000	(1)	Lions Gate Capital Holdings LLC, 6.375%, 02/01/2024	248,279	0.1
300,000		MGM Resorts International, 6.000%, 03/15/2023	311,784	0.2
300,000	(1)	Navistar International Corp., 9.500%, 05/01/2025	337,509	0.2
200,000	(1)	Nissan Motor Acceptance Corp., 3.875%, 09/21/2023	207,273	0.1
214,000	(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	216,486	0.1
272,000		PACCAR Financial Corp., 0.350%, 08/11/2023	271,703	0.1
285,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	294,187	0.1
558,000		Ross Stores, Inc., 4.600%, 04/15/2025	643,205	0.3
250,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	235,583	0.1
250,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	267,161	0.1
250,000		Tempur Sealy International, Inc., 5.625%, 10/15/2023	253,464	0.1
400,000	(2)	Toll Brothers Finance Corp., 5.875%, 02/15/2022	416,500	0.2
200,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	206,591	0.1
510,000		Toyota Motor Credit Corp., 0.379%, (US0003M + 0.125%), 08/13/2021	510,453	0.2
209,000		Toyota Motor Credit Corp., 0.450%, 07/22/2022	209,483	0.1
300,000		Toyota Motor Credit Corp., 0.500%, 08/14/2023	300,286	0.1
400,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	433,250	0.2
344,000		WW Grainger, Inc., 1.850%, 02/15/2025	360,475	0.2
250,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	237,500	0.1
			11,093,607	5.4

		Consumer, Non-cyclical: 6.8%
490,000	(1)	AbbVie, Inc., 2.150%, 11/19/2021	499,284	0.2
245,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	253,630	0.1
85,000		AbbVie, Inc., 2.900%, 11/06/2022	89,178	0.0
198,000		AbbVie, Inc., 3.375%, 11/14/2021	204,514	0.1
241,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	249,751	0.1
250,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	257,474	0.1
300,000		ADT Security Corp./The, 4.125%, 06/15/2023	315,000	0.2
285,000		Altria Group, Inc., 2.850%, 08/09/2022	296,705	0.1
117,000		Altria Group, Inc., 3.490%, 02/14/2022	121,606	0.1
206,000		Anheuser-Busch InBev Worldwide, Inc., 4.150%, 01/23/2025	232,805	0.1
195,000		Anthem, Inc., 2.375%, 01/15/2025	207,358	0.1
333,000		BAT International Finance PLC, 1.668%, 03/25/2026	334,481	0.2
106,000	(1)	Baxter International, Inc., 3.750%, 10/01/2025	120,306	0.1
202,000		Boston Scientific Corp., 1.900%, 06/01/2025	211,168	0.1
275,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	276,460	0.1
254,000		Cardinal Health, Inc., 2.616%, 06/15/2022	262,299	0.1
81,000	(1)	Cargill, Inc., 1.375%, 07/23/2023	82,882	0.0
300,000		Centene Corp., 4.750%, 05/15/2022	303,900	0.1
188,000		Constellation Brands, Inc., 3.200%, 02/15/2023	198,876	0.1
274,000		CVS Health Corp., 3.700%, 03/09/2023	293,597	0.1
490,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	505,650	0.2
200,000		Diageo Capital PLC, 1.375%, 09/29/2025	205,069	0.1
111,000		Express Scripts Holding Co., 3.900%, 02/15/2022	115,679	0.1
712,000		General Mills, Inc., 3.150%, 12/15/2021	731,007	0.4
200,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	200,437	0.1

See Accompanying Notes to Financial Statements

74

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

127,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	133,749	0.1
280,000		GlaxoSmithKline Capital PLC, 0.534%, 10/01/2023	280,290	0.1
146,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	151,764	0.1
141,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	144,712	0.1
201,000		Hershey Co/The, 0.900%, 06/01/2025	202,226	0.1
100,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	102,072	0.1
156,000		Johnson & Johnson, 0.550%, 09/01/2025	156,210	0.1
304,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	310,159	0.2
586,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	637,597	0.3
300,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	333,246	0.2
300,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	314,062	0.2
247,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	260,144	0.1
101,000		Mylan, Inc., 4.200%, 11/29/2023	110,817	0.1
300,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/2022	301,050	0.1
235,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	243,031	0.1
300,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	306,000	0.2
300,000	(1)	Prestige Brands, Inc., 6.375%, 03/01/2024	308,062	0.2
198,000	(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	197,602	0.1
507,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	519,558	0.3
224,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	228,084	0.1
252,000	(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	257,686	0.1
200,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	207,422	0.1
300,000		Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/2021	300,095	0.1
250,000	(1)	TreeHouse Foods, Inc., 6.000%, 02/15/2024	256,901	0.1
291,000		Unilever Capital Corp., 3.000%, 03/07/2022	302,233	0.1
331,000	(1)	Upjohn, Inc., 1.650%, 06/22/2025	339,284	0.2
297,000		Zoetis, Inc., 3.250%, 08/20/2021	304,401	0.2
			13,777,573	6.8

		Energy: 2.8%
54,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	58,091	0.0
318,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	330,865	0.2
210,000		Chevron USA, Inc., 0.426%, 08/11/2023	210,352	0.1
250,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	245,054	0.1
300,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	297,510	0.2
663,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	692,303	0.3
491,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	496,512	0.2
243,000		Equinor ASA, 2.875%, 04/06/2025	264,380	0.1
130,000		Exxon Mobil Corp., 2.992%, 03/19/2025	142,578	0.1
437,000		Husky Energy, Inc., 3.950%, 04/15/2022	451,764	0.2
434,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	448,155	0.2
290,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	294,108	0.2
125,000		MPLX L.P., 3.500%, 12/01/2022	131,065	0.1
498,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	517,236	0.3
250,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	235,778	0.1
131,000		Phillips 66, 3.700%, 04/06/2023	140,340	0.1
170,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	170,446	0.1
249,000		Shell International Finance BV, 0.375%, 09/15/2023	248,138	0.1
208,000		Valero Energy Corp., 1.200%, 03/15/2024	207,292	0.1
77,000		Valero Energy Corp., 2.850%, 04/15/2025	80,774	0.0
			5,662,741	2.8

		Financial: 17.4%
400,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	411,008	0.2
300,000		Ally Financial, Inc., 3.875%, 05/21/2024	320,030	0.2
183,000		American Express Co., 2.500%, 07/30/2024	194,298	0.1
506,000		American Express Co., 3.375%, 05/17/2021	514,360	0.3
209,000		American Express Co., 3.700%, 11/05/2021	215,906	0.1

See Accompanying Notes to Financial Statements

75

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

145,000		American Express Co., 3.700%, 08/03/2023	157,185	0.1
349,000		American International Group, Inc., 3.750%, 07/10/2025	391,382	0.2
176,000		American Tower Corp., 3.500%, 01/31/2023	187,187	0.1
121,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	132,547	0.1
300,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	331,770	0.2
255,000		Assurant, Inc., 4.200%, 09/27/2023	273,233	0.1
127,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	130,802	0.1
400,000		Banco Santander SA, 3.500%, 04/11/2022	414,979	0.2
207,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	207,111	0.1
200,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	201,526	0.1
183,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	190,107	0.1
1,682,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	1,767,117	0.9
103,000		Bank of Montreal, 3.300%, 02/05/2024	111,640	0.1
103,000		Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	107,091	0.1
75,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	79,041	0.0
208,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	207,738	0.1
255,000		Bank of Nova Scotia/The, 1.950%, 02/01/2023	263,627	0.1
260,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	268,505	0.1
500,000		BBVA USA, 3.500%, 06/11/2021	509,121	0.3
149,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	166,505	0.1
800,000	(1)	BPCE SA, 2.750%, 01/11/2023	838,394	0.4
215,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	236,895	0.1
300,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	302,869	0.1
170,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	176,269	0.1
490,000		Capital One Financial Corp., 3.200%, 01/30/2023	517,592	0.3
345,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	361,089	0.2
300,000		CIT Group, Inc., 5.000%, 08/15/2022	309,807	0.2
182,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	186,599	0.1
878,000		Citigroup, Inc., 2.900%, 12/08/2021	902,257	0.4
39,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	42,020	0.0
250,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	267,984	0.1
300,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	304,224	0.1
769,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	817,646	0.4
250,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	256,024	0.1
500,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	505,513	0.2
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	132,217	0.1
400,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	403,713	0.2
220,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	223,309	0.1
305,000	(1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	311,042	0.2
260,000	(1)	DNB Bank ASA, 2.150%, 12/02/2022	269,232	0.1
300,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	303,443	0.1
230,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	240,260	0.1
247,000		Goldman Sachs Group, Inc./The, 2.350%, 11/15/2021	247,572	0.1
197,000	(1)	Great-West Lifeco US Finance 2020 L.P., 0.904%, 08/12/2025	196,748	0.1
247,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	246,572	0.1
279,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	282,717	0.1
300,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	304,220	0.1
503,000		ING Groep NV, 3.150%, 03/29/2022	522,080	0.3
273,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	273,702	0.1
510,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	552,982	0.3
204,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	208,495	0.1
131,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	137,030	0.1
855,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	884,700	0.4
698,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	741,974	0.4
201,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	206,879	0.1
91,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	99,212	0.0

See Accompanying Notes to Financial Statements

76

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

290,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	318,045	0.2
408,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	423,535	0.2
200,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	212,556	0.1
206,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	206,152	0.1
200,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	202,795	0.1
319,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	324,635	0.2
200,000		Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	207,429	0.1
200,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	199,490	0.1
515,000	(2)	Mizuho Financial Group, Inc., 0.880%, (US0003M + 0.630%), 05/25/2024	514,908	0.3
200,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	210,363	0.1
1,100,000		Morgan Stanley, 3.750%, 02/25/2023	1,181,121	0.6
183,000		Morgan Stanley, 4.000%, 07/23/2025	206,717	0.1
556,000		Morgan Stanley, 5.500%, 07/28/2021	579,508	0.3
250,000		MUFG Union Bank NA, 2.100%, 12/09/2022	258,476	0.1
614,000		National Australia Bank Ltd./New York, 2.500%, 05/22/2022	636,889	0.3
129,000	(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	131,352	0.1
206,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	212,106	0.1
217,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	221,818	0.1
200,000	(3)	Natwest Group PLC, 2.359%, 05/22/2024	205,382	0.1
200,000		Natwest Group PLC, 3.875%, 09/12/2023	214,972	0.1
250,000		Navient Corp., 5.000%, 10/26/2020	250,360	0.1
200,000	(1)	Nordea Bank Abp, 0.750%, 08/28/2025	199,601	0.1
200,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	205,200	0.1
300,000		OneMain Finance Corp., 6.125%, 05/15/2022	312,000	0.2
242,000	(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	241,889	0.1
250,000		PNC Bank NA, 2.700%, 11/01/2022	261,257	0.1
210,000		Royal Bank of Canada, 0.885%, (US0003M + 0.660%), 10/05/2023	211,446	0.1
202,000		Royal Bank of Canada, 1.150%, 06/10/2025	204,797	0.1
103,000		Royal Bank of Canada, 1.600%, 04/17/2023	105,762	0.1
265,000		Royal Bank of Canada, 1.950%, 01/17/2023	274,070	0.1
194,000		Royal Bank of Canada, 3.700%, 10/05/2023	212,031	0.1
205,000		Santander UK PLC, 2.100%, 01/13/2023	211,613	0.1
459,000	(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	459,636	0.2
245,000	(3)	State Street Corp., 2.354%, 11/01/2025	259,541	0.1
240,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	253,013	0.1
130,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	138,369	0.1
308,000	(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	309,573	0.2
607,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	619,257	0.3
200,000	(1)	Swedbank AB, 0.600%, 09/25/2023	199,748	0.1
336,000		Toronto-Dominion Bank/The, 0.450%, 09/11/2023	335,503	0.2
400,000		Toronto-Dominion Bank/The, 1.150%, 06/12/2025	406,871	0.2
205,000	(1)	UBS AG/London, 1.750%, 04/21/2022	208,785	0.1
201,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	201,580	0.1
355,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	368,819	0.2
250,000		US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	270,181	0.1
103,000	(1)	USAA Capital Corp., 1.500%, 05/01/2023	105,686	0.1
227,000	(3)	Wells Fargo & Co., 1.654%, 06/02/2024	231,323	0.1
445,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	466,496	0.2
91,000		Wells Fargo & Co., 4.125%, 08/15/2023	99,196	0.0
242,000		Westpac Banking Corp., 2.100%, 05/13/2021	244,701	0.1
147,000		XLIT Ltd., 4.450%, 03/31/2025	166,390	0.1
			35,270,040	17.4

		Industrial: 2.9%
341,000		3M Co., 2.000%, 02/14/2025	361,997	0.2
300,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	310,093	0.1
300,000		AECOM, 5.875%, 10/15/2024	325,500	0.2
150,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	154,875	0.1

See Accompanying Notes to Financial Statements

77

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

300,000		Ball Corp., 4.000%, 11/15/2023	319,200	0.2
108,000	(2)	Berry Global, Inc., 5.125%, 07/15/2023	109,766	0.1
300,000	(1)	BMC East LLC, 5.500%, 10/01/2024	308,812	0.1
182,000		Boeing Co/The, 4.875%, 05/01/2025	198,819	0.1
216,000		Caterpillar Financial Services Corp., 0.650%, 07/07/2023	217,024	0.1
265,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	286,259	0.1
110,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	113,034	0.1
140,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	153,951	0.1
250,000	(1)	Colfax Corp., 6.000%, 02/15/2024	260,420	0.1
250,000		Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	260,000	0.1
91,000		FedEx Corp., 3.800%, 05/15/2025	102,939	0.0
43,000		General Electric Co., 3.150%, 09/07/2022	44,923	0.0
202,000		Honeywell International, Inc., 1.350%, 06/01/2025	208,393	0.1
255,000		John Deere Capital Corp., 2.050%, 01/09/2025	270,476	0.1
231,000		John Deere Capital Corp., 2.950%, 04/01/2022	240,092	0.1
93,000	(1)	Raytheon Technologies Corp., 2.800%, 03/15/2022	95,927	0.0
350,000	(1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	375,952	0.2
200,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	199,750	0.1
150,000		Roper Technologies, Inc., 0.450%, 08/15/2022	150,015	0.1
305,000		Roper Technologies, Inc., 3.125%, 11/15/2022	319,952	0.2
300,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	317,594	0.2
300,000		TransDigm, Inc., 6.500%, 05/15/2025	299,625	0.1
			6,005,388	2.9

		REITs - Hotels: 0.2%
182,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	197,314	0.1
170,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	182,134	0.1
			379,448	0.2

		Technology: 2.0%
121,000		Analog Devices, Inc., 2.950%, 04/01/2025	131,713	0.1
400,000		Apple, Inc., 1.125%, 05/11/2025	409,888	0.2
262,000		Broadcom, Inc., 3.150%, 11/15/2025	282,916	0.1
300,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	329,063	0.2
55,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	56,306	0.0
290,000		Fiserv, Inc., 2.750%, 07/01/2024	310,288	0.1
243,000		HP, Inc., 2.200%, 06/17/2025	254,948	0.1
124,000		Intel Corp., 3.700%, 07/29/2025	141,116	0.1
320,000		International Business Machines Corp., 3.625%, 02/12/2024	352,744	0.2
200,000		NetApp, Inc., 1.875%, 06/22/2025	207,530	0.1
174,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	184,408	0.1
333,000		Oracle Corp., 2.500%, 04/01/2025	357,350	0.2
494,000		salesforce.com, Inc., 3.250%, 04/11/2023	529,782	0.3
199,000		VMware, Inc., 2.950%, 08/21/2022	207,284	0.1
220,000		VMware, Inc., 4.500%, 05/15/2025	249,167	0.1
			4,004,503	2.0

		Utilities: 3.7%
150,000	(1)	AES Corp./The, 3.300%, 07/15/2025	160,085	0.1
188,000		Ameren Illinois Co., 2.700%, 09/01/2022	194,863	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	163,176	0.1
157,000		Avangrid, Inc., 3.200%, 04/15/2025	172,943	0.1
215,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	224,129	0.1
300,000	(3)	Dominion Energy, Inc., 2.715%, 08/15/2021	305,621	0.1
550,000		DTE Energy Co., 2.600%, 06/15/2022	568,180	0.3
525,000		Duke Energy Corp., 1.800%, 09/01/2021	531,479	0.3
289,000		Duke Energy Corp., 2.400%, 08/15/2022	298,916	0.1
120,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	130,070	0.1
227,000	(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	231,586	0.1
230,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	243,279	0.1
156,000		Entergy Corp., 0.900%, 09/15/2025	155,972	0.1
72,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	75,764	0.0
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	175,188	0.1

See Accompanying Notes to Financial Statements

78

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

165,000	Evergy, Inc., 4.850%, 06/01/2021	167,944	0.1
200,000	Exelon Generation Co. LLC, 3.250%, 06/01/2025	218,932	0.1
245,000	FirstEnergy Corp., 4.250%, 03/15/2023	260,281	0.1
26,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	28,215	0.0
387,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	401,013	0.2
152,000	NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	164,536	0.1
140,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	151,492	0.1
220,000	(1) Niagara Mohawk Power Corp., 2.721%, 11/28/2022	229,815	0.1
129,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	138,465	0.1
105,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	110,272	0.0
204,000	PNM Resources, Inc., 3.250%, 03/09/2021	206,340	0.1
180,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	197,157	0.1
157,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	156,188	0.1
235,000	San Diego Gas & Electric Co., 3.000%, 08/15/2021	240,612	0.1
199,000	Southern California Edison Co., 2.400%, 02/01/2022	202,971	0.1
188,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	197,816	0.1
142,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	156,371	0.1
125,000	WEC Energy Group, Inc., 0.550%, 09/15/2023	125,411	0.1
60,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	61,662	0.0
220,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	227,597	0.1
320,000	Xcel Energy, Inc., 0.500%, 10/15/2023	319,894	0.1
		7,594,235	3.7

	Total Corporate Bonds/Notes
	(Cost $91,447,756)	93,517,310	46.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.6%
249,680	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	258,495	0.1
337,619	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	350,224	0.2
551,108	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	550,648	0.3
425,946	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	419,645	0.2
437,318	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	424,968	0.2
664,263	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	655,371	0.3
208,563	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	205,760	0.1
161,690	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	168,679	0.1
115	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	115	0.0
67,573	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	70,734	0.0
3,875	Fannie Mae REMIC Trust 2010-19 PB, 3.000%, 12/25/2039	3,875	0.0
141,511	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	144,779	0.1
946,588	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	999,185	0.5
1,730,674	Freddie Mac 3049 XF, 0.502%, (US0001M + 0.350%), 05/15/2033	1,738,006	0.9
313,096	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	360,189	0.2
733,392	Freddie Mac REMICS 3255 FA, 0.432%, (US0001M + 0.280%), 12/15/2036	735,373	0.4
84,951	Freddie Mac REMICS 3747 FA, 0.652%, (US0001M + 0.500%), 10/15/2040	85,720	0.0

See Accompanying Notes to Financial Statements

79

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

466,689		Freddie Mac REMICS 3878 FA, 0.502%, (US0001M + 0.350%), 04/15/2041	467,122	0.2
200,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	202,001	0.1
100,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	98,352	0.1
288,754		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.948%, (US0001M + 3.800%), 03/25/2029	300,224	0.1
398,904		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3, 4.048%, (US0001M + 3.900%), 04/25/2029	415,613	0.2
123,950		Ginnie Mae Series 2010-H03 FA, 0.720%, (US0001M + 0.550%), 03/20/2060	124,359	0.1
57,840		Ginnie Mae Series 2010-H10 FC, 1.170%, (US0001M + 1.000%), 05/20/2060	58,636	0.0
434,319		Ginnie Mae Series 2010-H11 FA, 1.170%, (US0001M + 1.000%), 06/20/2060	441,537	0.2
82,194		Ginnie Mae Series 2011-H03 FA, 0.655%, (US0001M + 0.500%), 01/20/2061	82,396	0.0
139,021		Ginnie Mae Series 2011-H05 FA, 0.655%, (US0001M + 0.500%), 12/20/2060	139,327	0.1
148,556		Ginnie Mae Series 2011-H05 FB, 0.655%, (US0001M + 0.500%), 12/20/2060	148,946	0.1
458,701		Ginnie Mae Series 2011-H06 FA, 0.605%, (US0001M + 0.450%), 02/20/2061	459,258	0.2
187,175		Ginnie Mae Series 2011-H07 FA, 0.655%, (US0001M + 0.500%), 02/20/2061	187,483	0.1
202,101		Ginnie Mae Series 2011-H08 FD, 0.655%, (US0001M + 0.500%), 02/20/2061	202,592	0.1
403,690		Ginnie Mae Series 2011-H09 AF, 0.655%, (US0001M + 0.500%), 03/20/2061	404,563	0.2
90,834		Ginnie Mae Series 2011-H11 FB, 0.655%, (US0001M + 0.500%), 04/20/2061	91,038	0.0
79,798		Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	80,590	0.0
325,236		Ginnie Mae Series 2012-H18 NA, 0.675%, (US0001M + 0.520%), 08/20/2062	326,101	0.2
308,989		Ginnie Mae Series 2012-H23 SA, 0.685%, (US0001M + 0.530%), 10/20/2062	308,731	0.2
373,693		Ginnie Mae Series 2012-H23 WA, 0.675%, (US0001M + 0.520%), 10/20/2062	374,650	0.2
700,501		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	740,841	0.4
421,136	(3)	Ginnie Mae Series 2014-53 JM, 7.080%, 04/20/2039	499,779	0.2

	Total Collateralized Mortgage Obligations
	(Cost $13,249,076)		13,325,905	6.6

U.S. TREASURY OBLIGATIONS: 7.1%
		U.S. Treasury Notes: 7.1%
4,500,000		1.125%,08/31/2021	4,539,789	2.2
4,908,000		0.125%,09/30/2022	4,907,616	2.4
3,937,000		0.125%,09/15/2023	3,933,463	2.0
993,000		0.250%,09/30/2025	991,720	0.5

	Total U.S. Treasury Obligations
	(Cost $14,369,361)		14,372,588	7.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.6%
270,000	(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.602%, (US0001M + 1.450%), 09/15/2032	253,894	0.1
560,000	(1)	BFLD 2019-DPLO A, 1.242%, (US0001M + 1.090%), 10/15/2034	544,142	0.3
670,000	(1)	BHP Trust 2019-BXHP A, 1.127%, (US0001M + 0.975%), 08/15/2036	645,323	0.3
220,000	(1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771%), 08/15/2036	203,327	0.1
1,060,000	(1)	BXMT 2020-FL2 AS Ltd., 1.301%, (US0001M + 1.150%), 02/16/2037	1,040,207	0.5
650,000	(1)	BXMT 2020-FL2 Ltd., 1.051%, (US0001M + 0.900%), 02/16/2037	638,653	0.3
360,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.702%, (US0001M + 2.550%), 11/15/2036	353,491	0.2
90,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	89,165	0.0

See Accompanying Notes to Financial Statements

80

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

233,335		Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	243,415	0.1
293,077		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	300,342	0.1
530,000	(1)	CLNY Trust 2019-IKPR A, 1.281%, (US0001M + 1.227%), 11/15/2038	498,947	0.2
178,111		COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	182,007	0.1
200,000	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	204,841	0.1
540,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	558,718	0.3
990,000	(1),(3)	COMM 2013-CR10 D Mortgage Trust, 4.949%, 08/10/2046	942,171	0.5
120,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	102,381	0.1
680,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	671,739	0.3
1,100,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.382%, (US0001M + 1.230%), 05/15/2036	1,102,196	0.5
320,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.582%, (US0001M + 1.430%), 05/15/2036	318,411	0.2
192,000	(1)	CSWF 2018-TOP C, 1.602%, (US0001M + 1.450%), 08/15/2035	183,726	0.1
1,120,000	(1),(3)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,130,889	0.6
1,000,000	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	768,082	0.4
793,000	(1),(3)	DBUBS 2011-LC1A E, 5.790%, 11/10/2046	792,824	0.4
530,000	(1),(3)	DBUBS 2011-LC2A D, 5.670%, 07/10/2044	489,518	0.2
1,000,000	(1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	1,016,915	0.5
37,977	(3)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	39,095	0.0
147,635		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	151,466	0.1
32,164	(3)	Ginnie Mae 2015-21 AF, 2.102%, 07/16/2048	32,689	0.0
158,459		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	162,094	0.1
41,060		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	41,816	0.0
324,596		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	333,080	0.2
157,737		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	161,731	0.1
64,902		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	66,587	0.0
124,386		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	127,822	0.1
471,316		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	484,338	0.2
288,012		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	296,944	0.1
119,309		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	121,913	0.1
250,000	(1),(3)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	248,483	0.1
800,000	(1)	Great Wolf Trust 2019-WOLF A, 1.186%, (US0001M + 1.034%), 12/15/2029	773,952	0.4
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	316,368	0.2
1,039,000	(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	972,288	0.5
1,070,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.652%, (US0001M + 1.500%), 10/15/2036	996,980	0.5
870,000	(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.751%, 03/10/2044	859,825	0.4
290,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.839%, 01/10/2045	268,482	0.1
320,000	(1)	GS Mortgage Securities Trust 2018-HART A, 1.242%, (US0001M + 1.090%), 10/15/2031	315,131	0.2
450,215		GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	462,056	0.2
190,000	(1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	194,128	0.1
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	334,503	0.2
700,000	(1),(3)	Irvine Core Office Trust 2013-IRV A2, 3.279%, 05/15/2048	732,009	0.4
277,132	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	285,679	0.1
730,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.841%, 11/15/2043	696,244	0.3
1,040,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	1,050,332	0.5
384,770		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	396,747	0.2

See Accompanying Notes to Financial Statements

81

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	510,794	0.3
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.248%, 12/15/2047	210,189	0.1
900,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	749,609	0.4
270,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	284,950	0.1
1,539		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	1,545	0.0
1,100,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	1,015,014	0.5
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.833%, 04/15/2047	798,142	0.4
430,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	459,848	0.2
339,342		JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	359,884	0.2
220,000	(1)	MF1 2020-FL3 A Ltd., 2.202%, (US0001M + 2.050%), 07/15/2035	221,112	0.1
610,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	631,049	0.3
720,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	748,247	0.4
194,201		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	196,957	0.1
359,015		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	376,274	0.2
90,910		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	91,218	0.0
158,859		Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	161,515	0.1
550,000	(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	512,573	0.3
290,000	(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	219,341	0.1
600,000		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	617,546	0.3
910,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	961,846	0.5
1,070,000	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.298%, (US0001M + 2.150%), 02/25/2035	1,072,166	0.5
380,554	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.520%, 08/15/2039	379,976	0.2
160,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	167,600	0.1
220,929		Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	225,956	0.1
559,917	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	564,808	0.3
1,176,033		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,196,822	0.6
465,000	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.765%, 04/15/2045	466,466	0.2
270,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	295,579	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $38,932,120)		37,695,132	18.6

ASSET-BACKED SECURITIES: 19.5%
		Automobile Asset-Backed Securities: 6.6%
200,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	206,632	0.1
100,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	104,821	0.0
350,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	363,490	0.2
400,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	412,179	0.2
700,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	707,654	0.3
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	405,938	0.2
400,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	401,615	0.2
350,000		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	351,029	0.2

See Accompanying Notes to Financial Statements

82

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

350,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	361,063	0.2
100,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	105,171	0.0
500,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	522,939	0.3
550,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	574,752	0.3
400,000		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	401,937	0.2
250,000		Ford Credit Auto Lease Trust 2020-A A4, 1.880%, 05/15/2023	255,860	0.1
850,000		GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	866,207	0.4
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	309,674	0.2
550,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	554,629	0.3
300,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	306,674	0.1
200,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	209,241	0.1
500,000		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	504,782	0.2
350,000	(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	357,251	0.2
200,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	208,953	0.1
300,000		Mercedes-Benz Auto Lease Trust 2020-A A4, 1.880%, 09/15/2025	306,853	0.1
250,000		Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	255,939	0.1
350,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	368,520	0.2
40,860	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	40,940	0.0
365,857		Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	368,352	0.2
550,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	559,143	0.3
750,000		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	752,863	0.4
500,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	500,502	0.2
300,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	308,602	0.2
900,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	923,175	0.5
130,148	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	131,379	0.1
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	361,831	0.2
			13,370,590	6.6

		Credit Card Asset-Backed Securities: 1.3%
700,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	720,280	0.4
800,000		Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	821,988	0.4
450,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	462,441	0.2
600,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	607,409	0.3
			2,612,118	1.3

		Home Equity Asset-Backed Securities: 0.0%
4,702		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 10/25/2020	4,702	0.0

		Other Asset-Backed Securities: 10.9%
500,000	(1)	Aimco CLO 11 Ltd. 2020-11A A1, 3.011%, (US0003M + 1.380%), 10/15/2031	500,000	0.2
600,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.602%, (US0003M + 1.330%), 01/20/2033	597,700	0.3
700,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.592%, (US0003M + 1.320%), 01/20/2033	699,616	0.3
400,000	(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.352%, (US0001M + 1.200%), 06/15/2034	394,781	0.2
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.505%, (US0003M + 1.230%), 01/15/2030	390,620	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.622%, (US0003M + 1.350%), 07/18/2029	245,087	0.1

See Accompanying Notes to Financial Statements

83

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000	(1)	Barings Clo Ltd. 2019-4A A1, 1.605%, (US0003M + 1.330%), 01/15/2033	498,911	0.2
600,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.603%, (US0003M + 1.330%), 01/17/2033	598,679	0.3
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.472%, (US0003M + 1.200%), 01/20/2031	242,309	0.1
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.523%, (US0003M + 1.250%), 10/17/2030	248,470	0.1
250,000	(1)	CIFC Funding 2013-2A A1LR, 1.482%, (US0003M + 1.210%), 10/18/2030	248,789	0.1
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 1.368%, (US0003M + 1.110%), 01/22/2031	245,892	0.1
600,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.601%, (US0003M + 1.330%), 01/16/2033	600,233	0.3
250,000	(1)	CIFC Funding 2019-6A A2 Ltd., 2.021%, (US0003M + 1.750%), 01/16/2033	250,454	0.1
500,000	(1)	CIFC Funding 2020-2A A1 Ltd., 1.933%, (US0003M + 1.650%), 08/24/2032	500,575	0.3
500,000	(1)	CIFC Funding 2020-3A A2 Ltd., 3.451%, (US0003M + 1.600%), 10/20/2031	499,947	0.2
150,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	151,922	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.452%, (US0003M + 1.180%), 10/20/2030	246,884	0.1
300,000	(1)	Dryden 68 CLO Ltd. 2019-68A A, 1.585%, (US0003M + 1.310%), 07/15/2032	298,193	0.2
250,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 1.625%, (US0003M + 1.350%), 04/15/2028	243,448	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.480%, (US0003M + 1.200%), 08/15/2030	358,235	0.2
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.522%, (US0003M + 1.250%), 01/20/2030	243,853	0.1
250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.484%, (US0003M + 1.220%), 07/24/2030	248,038	0.1
260,000	(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.602%, (US0001M + 2.450%), 03/15/2035	262,291	0.1
523,737	(1)	Invitation Homes 2017-SFR2 A Trust, 1.001%, (US0001M + 0.850%), 12/17/2036	523,509	0.3
582,268	(1)	Invitation Homes 2018-SFR2 A Trust, 1.052%, (US0001M + 0.900%), 06/17/2037	583,313	0.3
643,166	(1)	Invitation Homes 2018-SFR3 A Trust, 1.151%, (US0001M + 1.000%), 07/17/2037	645,670	0.3
750,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.652%, (US0003M + 1.380%), 01/20/2033	745,736	0.4
500,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 2.607%, (US0003M + 1.200%), 04/17/2033	492,957	0.2
310,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.282%, (US0001M + 1.130%), 05/09/2036	304,503	0.2
600,000	(1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 1.575%, (US0003M + 1.300%), 07/15/2032	594,653	0.3
250,000	(1)	Magnetite XII Ltd. 2015-12A ARR, 1.375%, (US0003M + 1.100%), 10/15/2031	247,275	0.1
850,000	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	859,522	0.4
340,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.612%, (US0003M + 1.340%), 01/19/2033	338,885	0.2
700,000	(1)	Niagara Park Clo Ltd. 2019-B A4, 1.573%, (US0003M + 1.300%), 07/17/2032	697,225	0.3
250,000	(1)	OCP Clo 2019-17A C1 Ltd., 2.022%, (US0003M + 1.750%), 07/20/2032	247,969	0.1
250,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.592%, (US0003M + 1.320%), 03/17/2030	248,033	0.1
500,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 4.751%, (US0003M + 1.500%), 10/20/2031	501,034	0.3
250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.650%, (US0003M + 1.375%), 07/15/2029	246,681	0.1

See Accompanying Notes to Financial Statements

84

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.622%, (US0003M + 1.350%), 07/19/2030	244,449	0.1
600,000	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.450%, (US0003M + 1.180%), 11/18/2031	595,467	0.3
500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 1.592%, (US0003M + 1.320%), 07/20/2032	501,090	0.3
400,000	(1)	OHA Credit Funding 4 Ltd. 2019-4A A1, 1.588%, (US0003M + 1.330%), 10/22/2032	397,688	0.2
500,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.620%, (US0003M + 1.340%), 11/15/2032	496,554	0.2
250,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 1.473%, (US0003M + 1.200%), 10/17/2031	247,764	0.1
500,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.372%, (US0003M + 1.100%), 07/20/2030	495,346	0.2
500,000	(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.904%, (US0003M + 1.700%), 07/15/2031	500,628	0.3
115,119	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	116,573	0.1
134,285	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	135,874	0.1
326,358	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	329,933	0.2
590,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.675%, (US0003M + 1.400%), 01/15/2033	584,859	0.3
400,000	(1)	Symphony CLO XXI Ltd. 2019-21A A, 1.655%, (US0003M + 1.380%), 07/15/2032	399,601	0.2
250,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.502%, (US0003M + 1.230%), 07/20/2030	247,457	0.1
400,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.925%, (US0003M + 1.650%), 01/15/2033	400,102	0.2
300,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	303,796	0.2
200,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	203,152	0.1
			22,292,225	10.9

		Student Loan Asset-Backed Securities: 0.7%
114,742	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	117,845	0.1
269,847	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	277,975	0.1
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.752%, (US0001M + 1.600%), 10/15/2031	304,101	0.1
500,000	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	517,861	0.3
200,000	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	200,421	0.1
			1,418,203	0.7

	Total Asset-Backed Securities
	(Cost $39,397,633)		39,697,838	19.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.5%
		Federal Home Loan Mortgage Corporation: 0.4%(4)
438,000		0.350%,05/13/2022	438,062	0.2
34,517		5.500%,01/01/2037	38,383	0.0
29,334		5.500%,08/01/2038	32,587	0.0
9,047		5.500%,10/01/2038	10,047	0.0
4,824		5.500%,10/01/2038	5,353	0.0
207,453		5.500%,11/01/2038	240,747	0.1
106,474		5.500%,02/01/2039	118,294	0.1
			883,473	0.4

		Uniform Mortgage-Backed Securities: 0.1%
73,159		5.000%,03/01/2027	77,128	0.0
115,031		5.000%,07/01/2034	132,234	0.1
			209,362	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,057,738)		1,092,835	0.5

	Total Long-Term Investments
	(Cost $198,453,684)		199,701,608	98.3

SHORT-TERM INVESTMENTS: 2.5%
		Repurchase Agreements: 0.2%
370,727	(5)	Bank of Montreal, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $370,728, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $378,142, due 10/01/47-09/01/50)
		(Cost $370,727)	370,727	0.2

See Accompanying Notes to Financial Statements

85

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
4,694,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $4,694,000)	4,694,000	2.3

	Total Short-Term Investments
	(Cost $5,064,727)	5,064,727	2.5

	Total Investments in Securities (Cost $203,518,411)	$ 204,766,335	100.8
	Liabilities in Excess of Other Assets	(1,711,384)	(0.8)
	Net Assets	$ 203,054,951	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

86

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.2%
		Basic Materials: 1.9%
1,250,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	$ 1,235,969	0.1
1,925,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	2,071,779	0.1
525,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	532,164	0.0
250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	233,750	0.0
1,350,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,436,319	0.1
1,500,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,593,480	0.1
75,000		CF Industries, Inc., 5.375%, 03/15/2044	90,441	0.0
275,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	256,437	0.0
960,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	977,712	0.1
2,300,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	2,450,263	0.1
1,500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,713,160	0.1
600,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	649,014	0.0
625,000	(1)	Constellium SE, 5.625%, 06/15/2028	637,891	0.0
550,000	(1)	Constellium SE, 6.625%, 03/01/2025	563,750	0.0
650,000	(1)	Element Solutions, Inc., 3.875%, 09/01/2028	639,031	0.0
1,250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,364,469	0.1
600,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	578,730	0.0
1,275,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	1,293,328	0.1
125,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	128,242	0.0
315,000		Freeport-McMoRan, Inc., 4.375%, 08/01/2028	326,286	0.0
350,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	374,607	0.0
315,000		Freeport-McMoRan, Inc., 4.625%, 08/01/2030	331,766	0.0
750,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	817,564	0.0
650,000	(1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	645,937	0.0
635,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	681,831	0.0
1,200,000		International Paper Co., 4.350%, 08/15/2048	1,470,667	0.1
2,000,000	(1)	Inversiones CMPC SA, 3.850%, 01/13/2030	2,191,870	0.1
400,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	446,928	0.0
190,000	(1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	200,450	0.0
525,000		Methanex Corp., 5.650%, 12/01/2044	475,125	0.0
1,800,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	1,930,516	0.1
1,125,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,157,344	0.1
500,000	(1)	OCI NV, 5.250%, 11/01/2024	517,412	0.0
575,000	(1)	OCI NV, 6.625%, 04/15/2023	595,269	0.0
475,000		Olin Corp., 5.125%, 09/15/2027	471,141	0.0
925,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	979,168	0.1
2,500,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	2,571,915	0.1
825,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	870,594	0.1
2,425,000	(1)	Sibur Securities DAC, 2.950%, 07/08/2025	2,466,722	0.1
350,000		Southern Copper Corp., 5.875%, 04/23/2045	474,501	0.0
620,000	(1)	SPCM SA, 4.875%, 09/15/2025	643,616	0.0
1,350,000		Suzano Austria GmbH, 5.000%, 01/15/2030	1,456,312	0.1
200,000		Suzano Austria GmbH, 6.000%, 01/15/2029	228,400	0.0
750,000		Teck Resources Ltd., 5.200%, 03/01/2042	781,952	0.0
750,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	748,125	0.0
310,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	310,581	0.0
2,600,000		Vale Overseas Ltd., 3.750%, 07/08/2030	2,678,000	0.1
825,000	(1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	716,203	0.0

87

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

525,000	(1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	543,152	0.0
			46,549,883	1.9

		Communications: 2.5%
600,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	573,387	0.0
1,200,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	1,335,750	0.1
425,000	(1)	Altice France SA/France, 5.125%, 01/15/2029	424,862	0.0
900,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	944,055	0.1
775,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	845,413	0.0
650,000	(1)	ANGI Group LLC, 3.875%, 08/15/2028	644,719	0.0
793,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	769,692	0.0
914,000		AT&T, Inc., 4.500%, 03/09/2048	1,046,880	0.1
135,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	141,075	0.0
350,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	371,000	0.0
1,300,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,369,621	0.1
625,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	657,656	0.0
775,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	809,026	0.0
1,300,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	1,353,625	0.1
320,000		CenturyLink, Inc., 5.625%, 04/01/2025	343,096	0.0
335,000		CenturyLink, Inc., 5.800%, 03/15/2022	347,353	0.0
800,000		Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	777,604	0.0
1,250,000		Comcast Corp., 4.000%, 08/15/2047	1,513,286	0.1
80,000		Comcast Corp., 4.250%, 01/15/2033	99,714	0.0
60,000		Comcast Corp., 5.650%, 06/15/2035	85,485	0.0
1,114,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	1,130,599	0.1
100,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	96,187	0.0
515,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	529,842	0.0
1,025,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,029,817	0.1
700,000	(2)	Consolidated Communications, Inc., 6.500%, 10/01/2022	700,927	0.0
650,000	(1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	664,625	0.0
800,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	804,892	0.0
1,550,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	1,665,281	0.1
775,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	806,969	0.0
600,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	638,379	0.0
600,000		CSC Holdings LLC, 5.875%, 09/15/2022	635,625	0.0
400,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	442,446	0.0
950,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	881,681	0.0
550,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	390,453	0.0
1,575,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	820,969	0.0
673,000		Discovery Communications LLC, 2.950%, 03/20/2023	709,437	0.0
650,000		DISH DBS Corp., 5.000%, 03/15/2023	663,812	0.0
400,000		DISH DBS Corp., 5.875%, 07/15/2022	416,400	0.0
1,000,000		DISH DBS Corp., 5.875%, 11/15/2024	1,031,250	0.1
580,000		DISH DBS Corp., 7.375%, 07/01/2028	598,125	0.0
800,000		Embarq Corp., 7.995%, 06/01/2036	948,748	0.1
1,000,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	838,125	0.0
325,000	(1),(3)	Frontier Communications Corp., 8.000%, 04/01/2027	324,391	0.0
650,000	(1)	GCI LLC, 4.750%, 10/15/2028	659,756	0.0
750,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	814,320	0.0
325,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	317,424	0.0
1,125,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	1,110,167	0.1
1,000,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,046,250	0.1

See Accompanying Notes to Financial Statements

88

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

650,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	674,180	0.0
425,000	(1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	430,644	0.0
165,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	170,259	0.0
600,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	548,406	0.0
1,200,000		Meredith Corp., 6.875%, 02/01/2026	1,004,250	0.1
650,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	670,189	0.0
225,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	256,922	0.0
1,150,000		Netflix, Inc., 5.875%, 11/15/2028	1,374,238	0.1
850,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	892,938	0.1
800,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	822,310	0.0
800,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	836,828	0.0
1,175,000		Sprint Communications, Inc., 6.000%, 11/15/2022	1,267,531	0.1
2,215,000		Sprint Corp., 7.125%, 06/15/2024	2,551,392	0.1
675,000		Sprint Corp., 7.625%, 03/01/2026	816,682	0.0
185,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	181,356	0.0
275,000	(1)	TEGNA, Inc., 4.750%, 03/15/2026	281,518	0.0
775,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	766,041	0.0
200,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	232,738	0.0
875,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,039,224	0.1
2,000,000		Tencent Holdings Ltd., 3.975%, 04/11/2029	2,277,486	0.1
1,050,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,059,844	0.1
1,525,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	1,631,598	0.1
1,050,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,027,688	0.1
350,000	(1)	Univision Communications, Inc., 9.500%, 05/01/2025	376,250	0.0
1,500,000		Verizon Communications, Inc., 4.125%, 08/15/2046	1,856,096	0.1
278,000		ViacomCBS, Inc., 4.000%, 01/15/2026	312,369	0.0
525,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	577,353	0.0
725,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	711,406	0.0
165,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	170,053	0.0
375,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	376,123	0.0
800,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	860,032	0.0
250,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	249,625	0.0
200,000	(1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	207,100	0.0
650,000	(1)	VTR Finance NV, 6.375%, 07/15/2028	683,313	0.0
1,150,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,187,180	0.1
			63,551,358	2.5

		Consumer, Cyclical: 2.6%
1,875,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	1,925,728	0.1
645,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	653,466	0.0
1,100,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,049,812	0.1
225,000	(1)	Adient US LLC, 9.000%, 04/15/2025	248,484	0.0
925,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,001,650	0.1
375,000	(1)	AMC Entertainment Holdings, Inc., 10.500%, 04/15/2025	281,250	0.0
256,000	(1),(5)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000%), 06/15/2026	72,960	0.0
745,000		American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	724,080	0.0
475,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	478,859	0.0
365,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	368,422	0.0
200,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	201,500	0.0
550,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	560,255	0.0
700,000	(1)	Avient Corp., 5.750%, 05/15/2025	742,875	0.0
1,025,000	(1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	1,006,360	0.1
850,000		Boyd Gaming Corp., 6.000%, 08/15/2026	879,588	0.0

See Accompanying Notes to Financial Statements

89

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

500,000	(1)	Boyd Gaming Corp., 8.625%, 06/01/2025	548,765	0.0
780,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	814,129	0.0
1,100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,065,696	0.1
1,125,000		Century Communities, Inc., 5.875%, 07/15/2025	1,173,538	0.1
725,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	771,672	0.0
125,000	(1),(5)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	126,315	0.0
1,125,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,141,650	0.1
1,200,000		Dana, Inc., 5.500%, 12/15/2024	1,227,000	0.1
270,000		Dana, Inc., 5.625%, 06/15/2028	279,216	0.0
2,174,782	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	2,259,561	0.1
1,075,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	958,005	0.1
140,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	146,959	0.0
600,000		Falabella SA, 3.750%, 10/30/2027	633,900	0.0
775,000		Ford Motor Co., 9.000%, 04/22/2025	889,541	0.0
750,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	730,781	0.0
675,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	681,952	0.0
1,075,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,072,183	0.1
1,075,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,105,906	0.1
975,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,015,548	0.1
645,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	638,850	0.0
415,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	347,044	0.0
1,025,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,069,844	0.1
175,000		Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	180,217	0.0
275,000	(1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	291,328	0.0
800,000		Home Depot, Inc./The, 3.125%, 12/15/2049	890,971	0.1
600,000	(1)	IAA, Inc., 5.500%, 06/15/2027	625,875	0.0
625,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	660,037	0.0
425,000	(1)	IRB Holding Corp., 6.750%, 02/15/2026	425,797	0.0
100,000	(1)	IRB Holding Corp., 7.000%, 06/15/2025	106,802	0.0
1,275,000		L Brands, Inc., 6.750%, 07/01/2036	1,251,891	0.1
375,000	(1)	L Brands, Inc., 6.875%, 07/01/2025	405,566	0.0
950,000		Lennar Corp., 5.250%, 06/01/2026	1,065,007	0.1
525,000		Lennar Corp., 5.375%, 10/01/2022	555,720	0.0
1,050,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,035,452	0.1
365,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	419,080	0.0
809,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	966,963	0.1
625,000		M/I Homes, Inc., 4.950%, 02/01/2028	645,703	0.0
325,000		M/I Homes, Inc., 5.625%, 08/01/2025	337,560	0.0
450,000		Mattel, Inc., 5.450%, 11/01/2041	422,734	0.0
425,000	(1)	Mattel, Inc., 5.875%, 12/15/2027	458,203	0.0
675,000		McDonald's Corp., 3.625%, 05/01/2043	756,863	0.0
825,000		McDonald's Corp., 3.625%, 09/01/2049	926,608	0.1
600,000		Meritage Homes Corp., 5.125%, 06/06/2027	666,636	0.0
500,000		Meritage Homes Corp., 6.000%, 06/01/2025	559,428	0.0
180,000		MGM Resorts International, 5.500%, 04/15/2027	188,353	0.0
425,000		MGM Resorts International, 6.000%, 03/15/2023	441,694	0.0
850,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	889,687	0.0
825,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	861,094	0.0
850,000	(1)	Motion Bondco DAC, 6.625%, 11/15/2027	740,070	0.0
600,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	640,389	0.0
215,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	229,203	0.0
675,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	693,984	0.0
730,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	758,215	0.0
470,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	482,267	0.0
1,375,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	1,388,750	0.1

See Accompanying Notes to Financial Statements

90

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

875,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	943,766	0.1
145,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	153,881	0.0
425,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	428,453	0.0
500,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	502,069	0.0
300,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	314,465	0.0
325,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	339,739	0.0
1,075,000	(1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	1,112,604	0.1
925,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	958,356	0.1
650,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	662,594	0.0
680,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	654,296	0.0
250,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	231,719	0.0
775,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	763,704	0.0
700,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	699,125	0.0
950,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	988,252	0.1
625,000		Tenneco, Inc., 5.000%, 07/15/2026	464,472	0.0
525,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	576,188	0.0
575,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	532,594	0.0
600,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	517,500	0.0
575,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	591,066	0.0
700,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	545,563	0.0
330,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	382,800	0.0
175,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	155,345	0.0
225,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	236,109	0.0
675,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	706,219	0.0
350,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	352,070	0.0
950,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	957,719	0.1
550,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	534,531	0.0
395,000	(1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	402,653	0.0
			65,569,343	2.6

		Consumer, Non-cyclical: 2.7%
1,000,000		AbbVie, Inc., 4.875%, 11/14/2048	1,269,681	0.1
950,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	978,868	0.1
875,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	882,140	0.0
625,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	607,812	0.0
325,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	339,137	0.0
825,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	882,082	0.0
500,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	533,125	0.0
950,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,033,847	0.1
1,250,000		Altria Group, Inc., 4.500%, 05/02/2043	1,362,156	0.1
140,000		Amgen, Inc., 3.200%, 11/02/2027	156,855	0.0
850,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	872,844	0.0
1,200,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	1,432,640	0.1
750,000		Anthem, Inc., 3.700%, 09/15/2049	837,155	0.0
650,000	(1)	Avantor Funding, Inc., 4.625%, 07/15/2028	675,187	0.0
1,250,000		BAT Capital Corp., 4.540%, 08/15/2047	1,340,115	0.1
1,700,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,870,281	0.1
705,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	695,398	0.0
450,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	461,138	0.0
350,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	358,663	0.0

See Accompanying Notes to Financial Statements

91

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

525,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	556,075	0.0
1,200,000		Bristol Myers Squibb Co., 4.550%, 02/20/2048	1,626,634	0.1
650,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	652,369	0.0
665,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	692,724	0.0
125,000		Centene Corp., 3.375%, 02/15/2030	129,883	0.0
1,175,000		Centene Corp., 4.625%, 12/15/2029	1,268,947	0.1
475,000		Centene Corp., 4.750%, 01/15/2025	488,799	0.0
295,000		Centene Corp., 4.750%, 01/15/2025	303,570	0.0
300,000	(1)	Centene Corp., 5.375%, 06/01/2026	317,016	0.0
925,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	959,119	0.1
1,025,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,003,219	0.1
950,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	921,310	0.0
1,250,000		Cigna Corp., 4.900%, 12/15/2048	1,631,647	0.1
775,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	795,344	0.0
239,000		CVS Health Corp., 3.875%, 07/20/2025	269,736	0.0
1,250,000		CVS Health Corp., 5.050%, 03/25/2048	1,594,774	0.1
325,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	313,966	0.0
375,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	385,134	0.0
1,325,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	1,367,301	0.1
1,050,000		DP World Crescent Ltd., 3.875%, 07/18/2029	1,093,313	0.1
650,000	(1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	654,179	0.0
329,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	242,144	0.0
190,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	198,906	0.0
1,300,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	1,317,049	0.1
100,000	(1)	Garda World Security Corp., 9.500%, 11/01/2027	105,169	0.0
300,000	(1)	Gartner, Inc., 3.750%, 10/01/2030	304,027	0.0
650,000	(1)	Gartner, Inc., 4.500%, 07/01/2028	681,817	0.0
750,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	792,045	0.0
650,000		HCA, Inc., 3.500%, 09/01/2030	663,160	0.0
1,725,000		HCA, Inc., 5.375%, 02/01/2025	1,891,437	0.1
375,000		HCA, Inc., 5.625%, 09/01/2028	429,647	0.0
595,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	617,543	0.0
1,225,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	1,332,475	0.1
215,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	221,800	0.0
700,000	(1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	731,500	0.0
450,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	459,326	0.0
1,050,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,143,145	0.1
675,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	736,594	0.0
1,000,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,084,845	0.1
665,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	684,730	0.0
1,650,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	1,902,319	0.1
455,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	498,339	0.0
550,000	(1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	631,522	0.0
920,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	923,450	0.1
400,000	(1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	408,600	0.0
450,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	471,094	0.0
1,100,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,131,625	0.1
525,000		New Albertsons L.P., 7.450%, 08/01/2029	595,119	0.0
100,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	103,000	0.0
650,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	674,017	0.0
605,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	634,639	0.0
775,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	790,500	0.0
775,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	801,156	0.0

See Accompanying Notes to Financial Statements

92

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

230,000	(1),(2),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	234,312	0.0
225,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	231,750	0.0
1,325,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,405,745	0.1
263,000		Reynolds American, Inc., 4.450%, 06/12/2025	296,209	0.0
1,120,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	1,166,525	0.1
400,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	422,750	0.0
925,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	955,988	0.1
605,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	606,361	0.0
900,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	878,063	0.0
1,450,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,523,950	0.1
350,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	389,340	0.0
400,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	408,930	0.0
575,000		TreeHouse Foods, Inc., 4.000%, 09/01/2028	582,622	0.0
160,000		United Rentals North America, Inc., 3.875%, 02/15/2031	162,700	0.0
625,000		United Rentals North America, Inc., 4.875%, 01/15/2028	657,031	0.0
250,000		United Rentals North America, Inc., 5.250%, 01/15/2030	273,281	0.0
700,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	735,742	0.0
820,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	838,278	0.0
			68,586,499	2.7

		Energy: 4.0%
650,000		Antero Resources Corp., 5.000%, 03/01/2025	407,469	0.0
975,000		Apache Corp., 4.375%, 10/15/2028	893,953	0.0
975,000		Apache Corp., 5.100%, 09/01/2040	878,256	0.0
425,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	401,625	0.0
275,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	264,745	0.0
325,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	287,157	0.0
1,000,000		Cenovus Energy, Inc., 5.250%, 06/15/2037	868,267	0.0
2,550,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	2,728,049	0.1
925,000	(1)	CNX Resources Corp., 7.250%, 03/14/2027	944,675	0.1
805,000		Comstock Resources, Inc., 9.750%, 08/15/2026	830,116	0.0
245,000		Comstock Resources, Inc., 9.750%, 08/15/2026	251,633	0.0
325,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	323,092	0.0
400,000		Continental Resources, Inc., 4.900%, 06/01/2044	303,142	0.0
700,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	638,750	0.0
375,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	367,581	0.0
190,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	187,471	0.0
190,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	196,380	0.0
50,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	45,888	0.0
650,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	665,600	0.0
800,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	728,916	0.0
1,800,000		Ecopetrol SA, 5.375%, 06/26/2026	1,991,250	0.1
2,500,000		Ecopetrol SA, 6.875%, 04/29/2030	2,996,875	0.1
500,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	531,727	0.0
1,200,000		Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,396,884	0.1
340,000	(1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	395,784	0.0
1,075,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,147,153	0.1
1,750,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	1,761,836	0.1

See Accompanying Notes to Financial Statements

93

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

5,725,000	(4)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	4,529,906	0.2
1,200,000		EnLink Midstream LLC, 5.375%, 06/01/2029	975,000	0.1
1,325,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,398,703	0.1
335,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	338,075	0.0
530,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	547,225	0.0
185,000		EQM Midstream Partners L.P., 6.500%, 07/15/2048	174,535	0.0
2,031,000		Exxon Mobil Corp., 3.095%, 08/16/2049	2,079,752	0.1
3,600,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	4,013,010	0.2
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	838,650	0.0
2,700,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	2,702,457	0.1
325,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	324,561	0.0
575,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	586,848	0.0
650,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	590,619	0.0
365,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	332,568	0.0
700,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	683,046	0.0
2,625,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	2,930,550	0.1
2,550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	2,988,605	0.1
300,000	(1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	351,601	0.0
750,000		Kinder Morgan, Inc., 5.200%, 03/01/2048	879,823	0.0
1,050,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	633,738	0.0
1,047,000		MPLX L.P., 3.375%, 03/15/2023	1,103,911	0.1
490,000		Murphy Oil Corp., 5.750%, 08/15/2025	428,740	0.0
350,000		Murphy Oil Corp., 5.875%, 12/01/2027	299,243	0.0
595,000	(1)	Nabors Industries Ltd., 7.250%, 01/15/2026	295,269	0.0
950,000		Newfield Exploration Co., 5.375%, 01/01/2026	894,250	0.1
1,006,000		Occidental Petroleum Corp., 2.700%, 08/15/2022	941,812	0.1
525,000		Occidental Petroleum Corp., 3.125%, 02/15/2022	498,151	0.0
2,375,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	1,635,781	0.1
400,000		Occidental Petroleum Corp., 4.400%, 04/15/2046	286,068	0.0
790,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	730,256	0.0
650,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	656,230	0.0
1,000,000	(1)	Oleoducto Central SA, 4.000%, 07/14/2027	1,039,250	0.1
1,050,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	1,046,719	0.1
1,325,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,249,621	0.1
2,100,000		Pertamina Persero PT, 3.100%, 01/21/2030	2,180,652	0.1
1,375,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	1,427,808	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 08/25/2030	778,235	0.0
7,350,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	8,119,912	0.3
775,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	918,840	0.1
1,400,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,514,114	0.1
7,450,000	(1)	Petroleos Mexicanos, 5.950%, 01/28/2031	6,204,881	0.3
575,000		Petroleos Mexicanos, 6.500%, 01/23/2029	515,344	0.0
2,000,000		Petronas Capital Ltd., 3.500%, 04/21/2030	2,240,845	0.1
2,000,000	(1)	PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027	2,072,177	0.1
850,000		QEP Resources, Inc., 5.250%, 05/01/2023	619,969	0.0
775,000	(1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	701,003	0.0
180,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	181,556	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	10,023	0.0
10,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	10,261	0.0

See Accompanying Notes to Financial Statements

94

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

525,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	540,422	0.0
400,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	361,162	0.0
440,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	442,607	0.0
725,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	703,467	0.0
950,000	(1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	960,986	0.1
3,951,000	(4)	Transcanada Trust, 5.500%, 09/15/2079	4,135,979	0.2
475,000	(1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	468,678	0.0
350,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	283,500	0.0
1,250,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,071,094	0.1
275,000		WPX Energy, Inc., 4.500%, 01/15/2030	272,070	0.0
675,000		WPX Energy, Inc., 5.250%, 10/15/2027	686,266	0.0
			98,860,698	4.0

		Financial: 2.2%
1,950,000	(1)	Akbank T.A.S., 6.800%, 02/06/2026	1,893,770	0.1
650,000		Ally Financial, Inc., 5.750%, 11/20/2025	730,808	0.0
1,730,000		American International Group, Inc., 3.900%, 04/01/2026	1,974,636	0.1
1,090,000		American International Group, Inc., 4.375%, 01/15/2055	1,251,009	0.1
1,600,000	(1)	Banco Bradesco SA/Cayman Islands, 3.200%, 01/27/2025	1,633,016	0.1
1,550,000		Banco de Bogota SA, 6.250%, 05/12/2026	1,683,703	0.1
2,275,000	(1),(4)	Banco de Credito del Peru, 3.125%, 07/01/2030	2,286,102	0.1
1,550,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	1,618,603	0.1
1,200,000	(1)	Banco Votorantim SA, 4.500%, 09/24/2024	1,237,512	0.1
1,500,000		Bancolombia SA, 3.000%, 01/29/2025	1,503,840	0.1
3,325,000	(1),(4)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,334,841	0.1
327,000		Bank of America Corp., 2.625%, 10/19/2020	327,359	0.0
750,000	(1)	BBVA Bancomer SA/Texas, 1.875%, 09/18/2025	733,687	0.0
409,000	(1)	BPCE SA, 4.500%, 03/15/2025	452,769	0.0
1,220,000		Brookfield Finance LLC, 3.450%, 04/15/2050	1,201,789	0.1
281,000		Chubb INA Holdings, Inc., 3.350%, 05/03/2026	318,592	0.0
1,000,000		Citigroup, Inc., 4.750%, 05/18/2046	1,261,037	0.1
533,000	(2)	Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	600,235	0.0
675,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	702,861	0.0
1,150,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,163,196	0.1
975,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	997,230	0.0
403,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	430,483	0.0
665,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	704,361	0.0
279,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	317,334	0.0
281,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	316,286	0.0
250,000	(1)	Iron Mountain, Inc., 5.000%, 07/15/2028	256,560	0.0
410,000	(1)	Iron Mountain, Inc., 5.250%, 07/15/2030	428,194	0.0
330,000	(1)	Iron Mountain, Inc., 5.625%, 07/15/2032	348,930	0.0
1,500,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	1,527,375	0.1
277,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	322,783	0.0
6,800,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	6,672,500	0.3
1,050,000	(1),(4)	Kookmin Bank, 4.350%, 12/31/2199	1,097,235	0.1
400,000		Lloyds Banking Group PLC, 4.582%, 12/10/2025	440,651	0.0
590,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	597,744	0.0
290,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	296,090	0.0

See Accompanying Notes to Financial Statements

95

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

875,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	929,932	0.0
268,000		Morgan Stanley, 4.000%, 07/23/2025	302,733	0.0
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	312,657	0.0
775,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	809,468	0.0
250,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	253,516	0.0
225,000		Navient Corp., 5.000%, 03/15/2027	211,592	0.0
325,000		Navient Corp., 7.250%, 09/25/2023	336,984	0.0
1,100,000	(1),(4)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,089,600	0.1
1,250,000		OneMain Finance Corp., 5.375%, 11/15/2029	1,303,125	0.1
275,000		OneMain Finance Corp., 6.625%, 01/15/2028	305,660	0.0
950,000	(1)	QNB Finansbank AS, 6.875%, 09/07/2024	965,059	0.0
900,000	(1)	Quicken Loans LLC, 5.250%, 01/15/2028	949,982	0.0
1,075,000	(1)	SBA Communications Corp., 3.875%, 02/15/2027	1,092,469	0.1
900,000		Service Properties Trust, 4.375%, 02/15/2030	749,250	0.0
970,000		Simon Property Group L.P., 3.375%, 12/01/2027	1,038,191	0.0
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	903,606	0.0
550,000	(1)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	555,198	0.0
500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	533,561	0.0
269,000		Wells Fargo & Co., 4.300%, 07/22/2027	307,957	0.0
1,750,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,189,975	0.1
			55,803,636	2.2

		Industrial: 1.6%
520,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	537,495	0.0
1,125,000		AECOM, 5.875%, 10/15/2024	1,220,625	0.1
1,225,000	(1),(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,220,161	0.1
410,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	415,594	0.0
1,140,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	1,197,712	0.1
975,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,003,641	0.1
2,796,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,194,631	0.1
250,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	232,187	0.0
625,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	634,116	0.0
450,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	466,594	0.0
450,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	482,625	0.0
410,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	521,942	0.0
650,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	658,027	0.0
1,225,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,290,078	0.1
1,275,000	(1)	Cemex SAB de CV, 5.200%, 09/17/2030	1,282,841	0.1
500,000		Cemex SAB de CV, 6.125%, 05/05/2025	516,875	0.0
675,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	700,312	0.0
375,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	389,696	0.0
275,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	299,146	0.0
1,000,000		CSX Corp., 4.500%, 08/01/2054	1,296,425	0.1
603,000		FedEx Corp., 4.000%, 01/15/2024	668,362	0.0
500,000		FedEx Corp., 4.950%, 10/17/2048	640,414	0.0
200,000	(1)	GFL Environmental, Inc., 4.250%, 06/01/2025	202,375	0.0
416,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	439,327	0.0
395,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	429,316	0.0
550,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	573,719	0.0
525,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	540,750	0.0
2,775,000	(1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,791,348	0.1

See Accompanying Notes to Financial Statements

96

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

380,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	386,051	0.0
1,550,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	1,738,713	0.1
900,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	914,625	0.1
200,000		Lockheed Martin Corp., 3.550%, 01/15/2026	227,830	0.0
900,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	976,500	0.1
825,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	874,385	0.1
700,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	645,750	0.0
935,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	999,104	0.1
1,180,000	(1)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,182,213	0.1
725,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	734,425	0.0
162,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	164,916	0.0
665,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	679,963	0.0
825,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	910,268	0.1
460,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	454,880	0.0
800,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	858,848	0.0
225,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	228,914	0.0
575,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	599,797	0.0
615,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	657,164	0.0
600,000		TransDigm, Inc., 5.500%, 11/15/2027	577,770	0.0
725,000		TransDigm, Inc., 6.375%, 06/15/2026	729,531	0.0
450,000		TransDigm, Inc., 6.500%, 05/15/2025	449,438	0.0
750,000	(1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	794,063	0.0
240,000	(1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	249,874	0.0
650,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	658,125	0.0
			40,539,481	1.6

		Technology: 0.8%
950,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	980,585	0.1
650,000	(1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	668,476	0.0
250,000	(1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	267,375	0.0
250,000	(1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	265,937	0.0
160,000	(1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	163,100	0.0
700,000	(1)	BY Crown Parent LLC, 7.375%, 10/15/2024	713,052	0.0
650,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	621,462	0.0
500,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	499,063	0.0
600,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	658,125	0.0
1,600,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	1,622,000	0.1
345,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	359,249	0.0
1,000,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	1,328,883	0.1
750,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	790,234	0.1
95,000	(1)	Entegris, Inc., 4.375%, 04/15/2028	97,909	0.0
605,000	(1)	Entegris, Inc., 4.625%, 02/10/2026	620,010	0.0
650,000	(1)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	660,969	0.0
1,040,000	(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	1,080,236	0.1
700,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	691,478	0.0
635,000	(1)	ON Semiconductor Corp., 3.875%, 09/01/2028	645,128	0.0
225,000	(1)	Open Text Corp., 3.875%, 02/15/2028	227,988	0.0
350,000	(1)	Open Text Corp., 5.875%, 06/01/2026	364,656	0.0
750,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	772,710	0.0
350,000		Oracle Corp., 3.250%, 11/15/2027	395,985	0.0

See Accompanying Notes to Financial Statements

97

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

680,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	691,567	0.0
1,705,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,743,337	0.1
655,000		Texas Instruments, Inc., 3.875%, 03/15/2039	812,388	0.1
1,000,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	944,045	0.1
550,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	567,875	0.0
			19,253,822	0.8

		Utilities: 1.9%
1,325,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,364,419	0.1
1,114,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	1,167,023	0.1
1,275,000	(1)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	1,273,789	0.1
800,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	830,752	0.0
1,850,000	(1)	Colbun SA, 3.150%, 03/06/2030	2,000,312	0.1
5,670,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	5,750,224	0.2
1,050,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,094,625	0.1
3,935,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	4,167,706	0.2
1,355,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	1,588,001	0.1
3,175,000		Inkia Energy Ltd., 5.875%, 11/09/2027	3,316,288	0.1
500,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	570,250	0.0
2,500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	2,617,188	0.1
575,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	601,953	0.0
1,000,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	996,145	0.1
2,260,000		Mississippi Power Co., 4.250%, 03/15/2042	2,677,594	0.1
2,875,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	3,268,580	0.1
400,000		NRG Energy, Inc., 5.750%, 01/15/2028	432,250	0.0
650,000		NRG Energy, Inc., 6.625%, 01/15/2027	688,324	0.0
2,325,000	(1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	2,484,402	0.1
2,950,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	3,458,418	0.1
900,000		PG&E Corp., 5.250%, 07/01/2030	871,875	0.0
550,000		Southern California Edison Co., 3.650%, 02/01/2050	574,497	0.0
3,625,000	(4)	Southern Co/The, 4.000%, 01/15/2051	3,639,165	0.2
500,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	522,500	0.0
575,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	607,580	0.0
			46,563,860	1.9

	Total Corporate Bonds/Notes
	(Cost $493,155,008)		505,278,580	20.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 30.0%
133,773		Adjustable Rate Mortgage Trust 2005-7 7A21, 0.648%, (US0001M + 0.500%), 10/25/2035	133,889	0.0
341,470	(4)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.922%, 05/25/2036	328,165	0.0
1,117,632	(1),(4)	Agate Bay Mortgage Trust 2014-1 B4, 3.859%, 07/25/2044	1,123,495	0.0
4,016,450	(1),(4)	Agate Bay Mortgage Trust 2014-2 B2, 3.870%, 09/25/2044	4,079,119	0.2
1,647,621	(1),(4)	Agate Bay Mortgage Trust 2014-2 B4, 3.870%, 09/25/2044	1,647,015	0.1
2,366,190	(1),(4)	Agate Bay Mortgage Trust 2015-2 B3, 3.708%, 03/25/2045	2,409,824	0.1
1,117,538	(1),(4)	Agate Bay Mortgage Trust 2015-4 B3, 3.575%, 06/25/2045	1,128,054	0.1
2,557,378	(1),(4)	Agate Bay Mortgage Trust 2016-1 B3, 3.755%, 12/25/2045	2,627,694	0.1
1,000,000	(1),(4)	Agate Bay Mortgage Trust 2016-1 B4, 3.755%, 12/25/2045	907,815	0.0
1,137,085	(1),(4)	Agate Bay Mortgage Trust 2016-2 B4, 3.782%, 03/25/2046	1,102,563	0.0
724,807		Alternative Loan Trust 2004-J7 MI, 1.168%, (US0001M + 1.020%), 10/25/2034	698,323	0.0
125,046		Alternative Loan Trust 2005-10CB 1A1, 0.648%, (US0001M + 0.500%), 05/25/2035	99,045	0.0
498,853		Alternative Loan Trust 2005-10CB 1A2, 0.598%, (US0001M + 0.450%), 05/25/2035	394,211	0.0

See Accompanying Notes to Financial Statements

98

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

510,357		Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	498,418	0.0
183,623		Alternative Loan Trust 2005-51 3A2A, 2.309%, (12MTA + 1.290%), 11/20/2035	168,790	0.0
56,412		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	55,447	0.0
260,835		Alternative Loan Trust 2005-J2 1A12, 0.548%, (US0001M + 0.400%), 04/25/2035	212,685	0.0
36,294		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	25,507	0.0
654,926		Alternative Loan Trust 2006-18CB A10, 0.548%, (US0001M + 0.400%), 07/25/2036	298,534	0.0
157,251		Alternative Loan Trust 2006-19CB A12, 0.548%, (US0001M + 0.400%), 08/25/2036	83,983	0.0
665,921		Alternative Loan Trust 2006-19CB A28, 0.748%, (US0001M + 0.600%), 08/25/2036	365,403	0.0
1,123,466		Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	945,303	0.0
408,978		Alternative Loan Trust 2006-HY11 A1, 0.268%, (US0001M + 0.120%), 06/25/2036	389,878	0.0
1,159,560		Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	972,717	0.0
170,658		Alternative Loan Trust 2007-2CB 2A1, 0.748%, (US0001M + 0.600%), 03/25/2037	82,927	0.0
298,033		Alternative Loan Trust 2007-HY8C A1, 0.308%, (US0001M + 0.160%), 09/25/2047	275,346	0.0
846,685		Alternative Loan Trust 2007-OA4 A1, 0.318%, (US0001M + 0.170%), 05/25/2047	778,450	0.0
1,439,966	(1),(4)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,469,188	0.1
3,700,387	(1)	Arroyo Mortgage Trust 2020-1 A1B, 2.100%, 03/25/2055	3,729,019	0.2
473,335		Banc of America Funding 2007-2 1A16 Trust, 0.748%, (US0001M + 0.600%), 03/25/2037	359,516	0.0
2,411,215		Banc of America Funding 2007-C 7A1 Trust, 0.366%, (US0001M + 0.210%), 05/20/2047	2,283,274	0.1
319,574	(4)	Bear Stearns ALT-A Trust 2005-3 4A3, 3.005%, 04/25/2035	315,053	0.0
579,179	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.413%, 11/25/2036	444,335	0.0
726,165	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.191%, 11/25/2036	478,446	0.0
156,485	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.072%, 01/26/2036	128,034	0.0
5,000,000	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	5,258,832	0.2
516,071	(1),(4)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	531,956	0.0
982,611	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B2, 3.951%, 03/25/2050	1,012,042	0.0
1,277,394	(1),(4)	Chase Mortgage Finance Corp. 2019-1 B3, 3.951%, 03/25/2050	1,320,786	0.1
511,301	(4)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.246%, 09/25/2036	464,206	0.0
69,574	(4)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.735%, 11/25/2034	69,147	0.0
493,603		CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 2.207%, (US0012M + 1.750%), 02/20/2036	482,054	0.0
1,344,454	(1),(4)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	1,391,594	0.1
997,690	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,035,384	0.0
678,149	(1),(4)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	691,365	0.0
1,017,223	(1),(4)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	1,054,055	0.0
1,615,995	(1),(4)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,640,527	0.1
1,769,179	(1),(4)	CIM Trust 2019-J1 B3, 4.023%, 08/25/2049	1,781,154	0.1
3,187,586	(1),(4)	CIM Trust 2019-J2 B2, 3.837%, 10/25/2049	3,087,777	0.1
2,001,553	(1),(4)	CIM Trust 2019-J2 B3, 3.837%, 10/25/2049	1,900,860	0.1
1,200,000	(1),(4)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,238,281	0.1

See Accompanying Notes to Financial Statements

99

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

624,155		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	636,885	0.0
109,279	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.851%, 03/25/2036	96,818	0.0
59,540	(4)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.570%, 11/25/2036	51,998	0.0
329,341	(1),(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	332,516	0.0
194,026	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 3.023%, 08/25/2035	196,831	0.0
571,183		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	585,798	0.0
1,000,000	(1),(4)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,011,231	0.0
3,157,225	(1),(4)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	3,184,596	0.1
5,002,638	(1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 2.248%, (US0001M + 2.100%), 10/25/2039	4,990,995	0.2
5,740,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	5,623,344	0.2
24,955		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.648%, (US0001M + 0.500%), 11/25/2035	11,599	0.0
779,387		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.868%, (US0001M + 0.720%), 11/25/2035	765,269	0.0
800,000	(1),(4)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	832,013	0.0
3,634,641	(1),(6)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	3,679,691	0.2
440,964		CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	356,678	0.0
1,311,104	(1),(4)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,366,394	0.1
1,500,000	(1),(4)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	1,508,546	0.1
1,400,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,427,670	0.1
2,126,000	(1),(4)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	2,154,488	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,014,670	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2019-4 M1, 3.484%, 10/25/2059	2,052,551	0.1
2,000,000	(1),(4)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	1,950,955	0.1
3,800,000	(1)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	3,823,057	0.2
597,503		Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 0.448%, (US0001M + 0.300%), 04/25/2037	404,084	0.0
132,050	(1),(4)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.264%, 06/27/2037	130,092	0.0
1,987,387	(1),(4)	Ellington Financial Mortgage Trust 2019-2 A3, 3.046%, 11/25/2059	2,026,999	0.1
1,700,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.798%, (US0001M + 3.650%), 02/25/2040	1,593,045	0.1
688,970	(7)	Fannie Mae 2007-18 BS, 6.452%, (-1.000*US0001M + 6.600%), 06/25/2035	142,963	0.0
2,132,050	(7)	Fannie Mae 2008-94 SI, 5.352%, (-1.000*US0001M + 5.500%), 04/25/2036	551,883	0.0
414,455	(7)	Fannie Mae 2009-95 HI, 6.000%, 12/25/2038	4,415	0.0
270,868		Fannie Mae 2010-15 FD, 0.888%, (US0001M + 0.740%), 03/25/2040	276,007	0.0
726,986		Fannie Mae 2011-47 GF, 0.718%, (US0001M + 0.570%), 06/25/2041	735,803	0.0
138,342		Fannie Mae 2012-10 UF, 0.698%, (US0001M + 0.550%), 02/25/2042	139,794	0.0
271,823	(7)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000%), 08/25/2042	54,126	0.0
906,009	(7)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	55,953	0.0
5,685,377	(7)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	361,844	0.0
1,255,732	(7)	Fannie Mae 2015-56 DI, 3.000%, 12/25/2032	29,863	0.0

See Accompanying Notes to Financial Statements

100

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

32,806,252	(7)	Fannie Mae 2018-86 US, 6.052%, (-1.000*US0001M + 6.200%), 12/25/2048	6,791,157	0.3
2,292,733		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.398%, (US0001M + 4.250%), 04/25/2029	2,354,057	0.1
101,157		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.048%, (US0001M + 4.900%), 11/25/2024	105,323	0.0
1,592,225		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.148%, (US0001M + 4.000%), 05/25/2025	1,617,673	0.1
978,701		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.148%, (US0001M + 5.000%), 07/25/2025	1,005,131	0.0
1,508,624		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.698%, (US0001M + 5.550%), 04/25/2028	1,553,990	0.1
3,689,181		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 4.448%, (US0001M + 4.300%), 02/25/2025	3,764,269	0.2
3,454,311		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.398%, (US0001M + 4.250%), 01/25/2029	3,592,355	0.1
3,969,909		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	4,110,073	0.2
5,964,608		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	6,187,295	0.3
1,768,569		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.698%, (US0001M + 3.550%), 07/25/2029	1,826,128	0.1
3,712,402		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	3,767,067	0.2
7,807,366		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	7,800,842	0.3
1,218,617		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.998%, (US0001M + 2.850%), 11/25/2029	1,214,969	0.1
4,842,025		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	4,794,809	0.2
3,869,604		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	3,836,940	0.2
3,159,102		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	3,112,368	0.1
3,955,616		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.648%, (US0001M + 2.500%), 05/25/2030	3,932,736	0.2
3,753,651		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	3,760,723	0.2
2,926,415		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	2,843,770	0.1
2,386,138		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	2,349,978	0.1
5,756,943		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	5,679,879	0.2
9,678,320		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	9,534,793	0.4
4,320,075		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	4,259,776	0.2
3,058,925		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	3,017,806	0.1
6,278,500		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	6,221,415	0.3
4,326,295	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	4,318,385	0.2

See Accompanying Notes to Financial Statements

101

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,150,768	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	2,145,754	0.1
2,109,390	(1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.298%, (US0001M + 2.150%), 09/25/2031	2,109,087	0.1
1,574,928	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	1,572,706	0.1
3,761,739	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.598%, (US0001M + 2.450%), 07/25/2031	3,753,947	0.2
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.248%, (US0001M + 4.100%), 07/25/2039	881,563	0.0
4,350,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.198%, (US0001M + 2.050%), 01/25/2040	4,286,934	0.2
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.798%, (US0001M + 3.650%), 02/25/2040	1,724,131	0.1
42		Fannie Mae Connecticut Avenue Securities, 5.848%, (US0001M + 5.700%), 04/25/2028	44	0.0
2,907,708		Fannie Mae Connecticut Avenue Securities, 6.048%, (US0001M + 5.900%), 10/25/2028	3,082,279	0.1
802,112	(7)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	137,024	0.0
127,128	(7)	Fannie Mae REMIC Trust 2000-26 SP, 8.352%, (-1.000*US0001M + 8.500%), 08/25/2030	21,199	0.0
192,532	(7)	Fannie Mae REMIC Trust 2002-13 SR, 6.452%, (-1.000*US0001M + 6.600%), 03/25/2032	34,952	0.0
109,036	(7)	Fannie Mae REMIC Trust 2004-64 SW, 6.902%, (-1.000*US0001M + 7.050%), 08/25/2034	24,318	0.0
78,363	(7)	Fannie Mae REMIC Trust 2004-66 SE, 6.352%, (-1.000*US0001M + 6.500%), 09/25/2034	15,609	0.0
419,884	(7)	Fannie Mae REMIC Trust 2009-25 SN, 6.402%, (-1.000*US0001M + 6.550%), 04/25/2039	105,989	0.0
123,367	(7)	Fannie Mae REMIC Trust 2012-146 LI, 4.500%, 10/25/2041	3,610	0.0
17,464,526	(7)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050%), 06/25/2042	29,995	0.0
762,297	(7)	Fannie Mae REMIC Trust 2013-116 SC, 6.052%, (-1.000*US0001M + 6.200%), 04/25/2033	72,107	0.0
1,799,952	(7)	Fannie Mae REMICS 2004-53 UC, 7.402%, (-1.000*US0001M + 7.550%), 07/25/2034	455,131	0.0
1,848,997	(7)	Fannie Mae REMICS 2005-59 NS, 6.602%, (-1.000*US0001M + 6.750%), 05/25/2035	230,563	0.0
183,586		Fannie Mae REMICS 2006-46 SP, 23.657%, (-3.667*US0001M + 24.200%), 06/25/2036	354,161	0.0
6,246,212	(7)	Fannie Mae REMICS 2007-22 SD, 6.252%, (-1.000*US0001M + 6.400%), 03/25/2037	1,498,818	0.1
4,856,743	(7)	Fannie Mae REMICS 2007-30 IE, 6.592%, (-1.000*US0001M + 6.740%), 04/25/2037	1,325,678	0.1
3,356,475	(7)	Fannie Mae REMICS 2007-55 S, 6.612%, (-1.000*US0001M + 6.760%), 06/25/2037	760,987	0.0
404,918	(7)	Fannie Mae REMICS 2010-102 DI, 4.000%, 06/25/2029	5,958	0.0
5,680,536	(7)	Fannie Mae REMICS 2011-123 SD, 6.452%, (-1.000*US0001M + 6.600%), 08/25/2039	418,828	0.0
425,457	(7)	Fannie Mae REMICS 2011-48 HI, 4.000%, 10/25/2038	6,330	0.0
21,792,182	(7)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	1,420,364	0.1
1,827,934	(7)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	105,482	0.0
17,499,183	(7)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	1,132,111	0.1
4,084,322	(7)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	307,959	0.0

See Accompanying Notes to Financial Statements

102

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

6,127,064	(7)	Fannie Mae REMICS 2012-150 PS, 6.002%, (-1.000*US0001M + 6.150%), 01/25/2043	1,239,136	0.1
17,616,107	(7)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	968,904	0.0
2,399,920	(7)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	334,746	0.0
17,763,928	(7)	Fannie Mae REMICS 2013-19 JS, 6.052%, (-1.000*US0001M + 6.200%), 10/25/2041	2,144,843	0.1
2,077,838	(7)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	299,410	0.0
6,772,676	(7)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	437,071	0.0
7,884,542	(7)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	644,272	0.0
2,515,021	(7)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	169,812	0.0
2,317,684	(7)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	189,211	0.0
5,056,764	(7)	Fannie Mae REMICS 2013-97 JS, 6.002%, (-1.000*US0001M + 6.150%), 04/25/2038	1,041,276	0.0
11,361,002	(7)	Fannie Mae REMICS 2016-19 SB, 5.952%, (-1.000*US0001M + 6.100%), 04/25/2046	2,313,971	0.1
3,354,222	(7)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	578,317	0.0
2,294,796	(7)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	392,720	0.0
13,022,657	(7)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,622,884	0.1
26,709,183	(7)	Fannie Mae REMICS 2019-17 SA, 5.952%, (-1.000*US0001M + 6.100%), 04/25/2049	5,634,815	0.2
25,685,805	(7)	Fannie Mae REMICS 2019-8 SB, 5.952%, (-1.000*US0001M + 6.100%), 03/25/2049	5,295,850	0.2
553,052		Fannie Mae Series 2006-11 FA, 0.448%, (US0001M + 0.300%), 03/25/2036	555,937	0.0
81,072		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	55,228	0.0
800,000	(1),(4)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	831,457	0.0
660,142	(1),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.013%, 03/25/2048	674,843	0.0
4,753,715	(1),(4)	Flagstar Mortgage Trust 2018-2 B2, 4.044%, 04/25/2048	4,942,895	0.2
2,967,367	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	3,066,125	0.1
3,817,738	(1),(4)	Flagstar Mortgage Trust 2018-4 B3, 4.279%, 07/25/2048	3,880,633	0.2
960,837	(1),(4)	Flagstar Mortgage Trust 2018-5 B3, 4.530%, 09/25/2048	975,535	0.0
675,000	(1),(4)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	695,773	0.0
3,636,368	(1),(4)	Flagstar Mortgage Trust 2018-6RR B1, 4.995%, 10/25/2048	3,739,234	0.2
1,475,995	(1),(4)	Flagstar Mortgage Trust 2019-2 B1, 4.135%, 12/25/2049	1,571,145	0.1
2,066,393	(1),(4)	Flagstar Mortgage Trust 2019-2 B2, 4.135%, 12/25/2049	2,116,066	0.1
3,466,044	(1),(4)	Flagstar Mortgage Trust 2020-1NV B2A, 4.332%, 03/25/2050	3,373,747	0.1
2,970,895	(1),(4)	Flagstar Mortgage Trust 2020-1NV B3, 4.332%, 03/25/2050	2,864,035	0.1
1,477,953	(7)	Freddie Mac 2009-70 PS, 6.602%, (-1.000*US0001M + 6.750%), 01/25/2037	382,590	0.0
211,928	(7)	Freddie Mac 2524 SH, 7.348%, (-1.000*US0001M + 7.500%), 11/15/2032	23,447	0.0
400,608	(7)	Freddie Mac 2525 SM, 7.848%, (-1.000*US0001M + 8.000%), 02/15/2032	101,409	0.0
387,275	(7)	Freddie Mac 2981 CS, 6.568%, (-1.000*US0001M + 6.720%), 05/15/2035	77,932	0.0
236,955	(7)	Freddie Mac 2989 HS, 6.998%, (-1.000*US0001M + 7.150%), 08/15/2034	113,738	0.0
205,241	(7)	Freddie Mac 3018 SM, 7.048%, (-1.000*US0001M + 7.200%), 08/15/2035	50,924	0.0
2,120,364	(7)	Freddie Mac 3222 SN, 6.448%, (-1.000*US0001M + 6.600%), 09/15/2036	465,371	0.0
373,538	(4),(7)	Freddie Mac 324 144, 6.000%, 06/15/2039	83,955	0.0
764,879	(7)	Freddie Mac 3523 SA, 5.848%, (-1.000*US0001M + 6.000%), 09/15/2036	156,241	0.0
641,020	(7)	Freddie Mac 3582 MS, 5.998%, (-1.000*US0001M + 6.150%), 10/15/2039	144,342	0.0
986,547	(7)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	171,975	0.0

See Accompanying Notes to Financial Statements

103

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,097,765	(7)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	385,867	0.0
152,553	(7)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	25,085	0.0
8,008,600	(7)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	1,634,442	0.1
120,630	(7)	Freddie Mac REMIC Trust 2266 S, 8.398%, (-1.000*US0001M + 8.550%), 11/15/2030	24,528	0.0
187,563	(7)	Freddie Mac REMIC Trust 2374 S, 7.948%, (-1.000*US0001M + 8.100%), 06/15/2031	47,826	0.0
104,953	(7)	Freddie Mac REMIC Trust 2417 SY, 8.248%, (-1.000*US0001M + 8.400%), 12/15/2031	29,276	0.0
204,851	(7)	Freddie Mac REMIC Trust 2577 SA, 7.298%, (-1.000*US0001M + 7.450%), 02/15/2033	51,956	0.0
99,730	(7)	Freddie Mac REMIC Trust 2981 SU, 7.648%, (-1.000*US0001M + 7.800%), 05/15/2030	22,901	0.0
167,386		Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975%), 08/15/2035	189,893	0.0
679,954	(7)	Freddie Mac REMIC Trust 3049 PI, 6.498%, (-1.000*US0001M + 6.650%), 10/15/2035	162,727	0.0
60,091		Freddie Mac REMIC Trust 3085 SK, 64.171%, (-12.000*US0001M + 66.000%), 12/15/2035	196,354	0.0
77,511	(8)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	73,229	0.0
78,676	(7)	Freddie Mac REMIC Trust 3590 PI, 6.000%, 07/15/2039	1,514	0.0
207,295	(7)	Freddie Mac REMIC Trust 3624 TS, 4.648%, (-1.000*US0001M + 4.800%), 01/15/2040	33,731	0.0
289,511	(7)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	39,820	0.0
974,894	(7)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	111,055	0.0
1,908,869	(7)	Freddie Mac REMICS 2781 SB, 6.998%, (-1.000*US0001M + 7.150%), 04/15/2034	448,709	0.0
542,573		Freddie Mac REMICS 2921 PF, 0.502%, (US0001M + 0.350%), 01/15/2035	543,063	0.0
4,534,338	(7)	Freddie Mac REMICS 3128 JI, 6.478%, (-1.000*US0001M + 6.630%), 03/15/2036	1,147,382	0.1
2,028,261	(7)	Freddie Mac REMICS 3298 S, 5.958%, (-1.000*US0001M + 6.110%), 04/15/2037	453,733	0.0
42,958	(7)	Freddie Mac REMICS 3759 DI, 4.000%, 10/15/2029	148	0.0
184,816	(7)	Freddie Mac REMICS 3763 AI, 3.500%, 06/15/2025	3,491	0.0
1,271,741	(7)	Freddie Mac REMICS 3851 PI, 4.000%, 08/15/2038	10,411	0.0
5,369,549	(7)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	292,701	0.0
1,397,599	(7)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	220,176	0.0
17,484,966	(7)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	919,288	0.0
2,492,743	(7)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	162,721	0.0
1,870,043	(7)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	139,246	0.0
1,598,415	(7)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	85,687	0.0
3,406,405	(7)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	410,129	0.0
2,190,708	(7)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	97,882	0.0
8,604,692	(7)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	575,509	0.0
1,634,022	(7)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	80,806	0.0
42,047,390	(7)	Freddie Mac REMICS 4273 PS, 5.948%, (-1.000*US0001M + 6.100%), 11/15/2043	8,777,048	0.4
3,452,804	(7)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	502,970	0.0
1,046,048		Freddie Mac REMICS 4385 LS, 8.971%, (-2.333*US0001M + 9.333%), 07/15/2037	1,450,229	0.1
3,696,028	(7)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	449,835	0.0
10,559,689	(7)	Freddie Mac REMICS 4618 SA, 5.848%, (-1.000*US0001M + 6.000%), 09/15/2046	2,538,389	0.1
4,231,434		Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	383,946	0.0

See Accompanying Notes to Financial Statements

104

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,741,999	(7)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	510,760	0.0
47,044,644	(7)	Freddie Mac REMICS 4903 NS, 5.948%, (-1.000*US0001M + 6.100%), 08/25/2049	9,123,819	0.4
23,092,715	(7)	Freddie Mac REMICS 4909 SJ, 5.898%, (-1.000*US0001M + 6.050%), 09/25/2049	4,240,070	0.2
8,513,141	(7)	Freddie Mac REMICS 4910 SD, 5.898%, (-1.000*US0001M + 6.050%), 06/15/2049	1,484,890	0.1
25,001,864	(7)	Freddie Mac REMICS 4910 SH, 5.898%, (-1.000*US0001M + 6.050%), 09/25/2049	5,167,773	0.2
32,270,851	(7)	Freddie Mac REMICS 4924 SY, 5.898%, (-1.000*US0001M + 6.050%), 10/25/2049	6,315,825	0.3
1,047,793		Freddie Mac REMICS Trust 3740 FB, 0.652%, (US0001M + 0.500%), 10/15/2040	1,056,088	0.0
2,000,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 1.998%, (US0001M + 1.850%), 02/25/2050	1,957,667	0.1
2,500,000	(1)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.148%, (US0001M + 3.000%), 06/25/2050	2,519,929	0.1
6,600,000	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	6,486,313	0.3
3,300,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.298%, (US0001M + 2.150%), 12/25/2030	3,225,482	0.1
4,000,000	(1)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.248%, (US0001M + 2.100%), 09/25/2048	3,918,944	0.2
2,000,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	1,967,046	0.1
2,591,067	(7)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	163,754	0.0
1,325,937	(7)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	286,811	0.0
682,344	(7)	Freddie Mac Strips Series 237 S23, 6.948%, (-1.000*US0001M + 7.100%), 05/15/2036	166,092	0.0
970,181	(7)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	136,066	0.0
837,804		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.148%, (US0001M + 4.000%), 08/25/2024	857,281	0.0
1,131,210		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.848%, (US0001M + 4.700%), 04/25/2028	1,181,357	0.1
369,733		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA1 M3, 4.848%, (US0001M + 4.700%), 03/25/2028	383,606	0.0
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.998%, (US0001M + 3.850%), 03/25/2029	521,273	0.0
2,756,967		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.398%, (US0001M + 3.250%), 07/25/2029	2,835,432	0.1
7,910,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450%), 10/25/2029	8,177,415	0.3
2,750,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.648%, (US0001M + 2.500%), 03/25/2030	2,787,197	0.1
7,561,049		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.698%, (US0001M + 3.550%), 08/25/2029	7,816,556	0.3
5,194,826		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.798%, (US0001M + 2.650%), 12/25/2029	5,153,540	0.2
3,015,645		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.498%, (US0001M + 2.350%), 04/25/2030	3,046,420	0.1
871,995		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.948%, (US0001M + 1.800%), 07/25/2030	859,869	0.0
2,624,892		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.448%, (US0001M + 2.300%), 09/25/2030	2,594,064	0.1
4,965,487	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650%), 01/25/2049	4,939,552	0.2

See Accompanying Notes to Financial Statements

105

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

7,693,750	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	7,600,930	0.3
506,278	(1),(4)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	520,055	0.0
1,633,939	(1),(4)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,696,204	0.1
2,448,290	(1),(4)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,505,367	0.1
1,963,112	(1),(4)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,968,868	0.1
5,356,970	(7)	Ginnie Mae 2007-59 SC, 6.344%, (-1.000*US0001M + 6.500%), 07/20/2037	1,220,887	0.1
200,345	(7)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161%), 10/16/2039	49,510	0.0
32,661,885	(7)	Ginnie Mae 2013-130 SB, 4.893%, (-1.000*US0001M + 5.050%), 09/16/2043	5,522,521	0.2
473,046	(7)	Ginnie Mae Series 2008-40 SA, 6.248%, (-1.000*US0001M + 6.400%), 05/16/2038	104,039	0.0
845,482	(7)	Ginnie Mae Series 2009-116 SJ, 6.328%, (-1.000*US0001M + 6.480%), 12/16/2039	207,446	0.0
1,341,562	(7)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	101,587	0.0
1,079,895	(7)	Ginnie Mae Series 2010-143 PI, 4.000%, 11/16/2037	11,781	0.0
2,132,422	(7)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	229,914	0.0
830,411	(7)	Ginnie Mae Series 2010-4 SL, 6.248%, (-1.000*US0001M + 6.400%), 01/16/2040	188,649	0.0
182,643	(7)	Ginnie Mae Series 2010-98 QS, 6.444%, (-1.000*US0001M + 6.600%), 01/20/2040	16,373	0.0
2,257,785	(7)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650%), 11/20/2037	51,655	0.0
2,750,000	(7)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	256,392	0.0
675,035		Ginnie Mae Series 2011-159 CI, 5.000%, 06/16/2040	12,159	0.0
6,676,663	(7)	Ginnie Mae Series 2011-25 AS, 5.904%, (-1.000*US0001M + 6.060%), 02/20/2041	1,400,141	0.1
3,629,049	(7)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	253,369	0.0
38,401	(7)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	2,626	0.0
3,348,276	(7)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	424,378	0.0
3,098,655	(7)	Ginnie Mae Series 2013-103 DS, 5.994%, (-1.000*US0001M + 6.150%), 07/20/2043	618,815	0.0
128,183	(7)	Ginnie Mae Series 2013-134 DS, 5.944%, (-1.000*US0001M + 6.100%), 09/20/2043	25,223	0.0
298,444	(7)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	45,160	0.0
1,586,501	(7)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	143,368	0.0
4,405,714	(7)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	507,624	0.0
4,433,841	(7)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	460,368	0.0
27,847,743	(7)	Ginnie Mae Series 2015-144 SA, 6.044%, (-1.000*US0001M + 6.200%), 10/20/2045	6,369,015	0.3
4,896,169	(7)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700%), 07/20/2034	35,596	0.0
286,929	(7)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	40,814	0.0
843,187	(7)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	88,213	0.0
9,984,217	(7)	Ginnie Mae Series 2018-153 SQ, 6.044%, (-1.000*US0001M + 6.200%), 11/20/2048	2,125,527	0.1
29,672,016	(7)	Ginnie Mae Series 2018-93 SJ, 6.044%, (-1.000*US0001M + 6.200%), 07/20/2048	4,581,994	0.2
803,997	(7)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	108,733	0.0
182,724	(7)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	33,142	0.0
1,223,413	(7)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	187,821	0.0
21,166,184	(7)	Ginnie Mae Series 2019-89 SC, 5.944%, (-1.000*US0001M + 6.100%), 07/20/2049	4,579,911	0.2

See Accompanying Notes to Financial Statements

106

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,296,586	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	1,322,807	0.1
2,059,284	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	2,149,260	0.1
1,700,000	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,785,777	0.1
3,731,978	(1),(4)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.667%, 05/01/2050	3,644,698	0.2
482,708	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	497,992	0.0
1,783,631	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.315%, 08/25/2049	1,905,182	0.1
750,892	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	775,409	0.0
3,926,347	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.486%, 11/25/2049	4,291,250	0.2
3,914,985	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.486%, 11/25/2049	4,133,859	0.2
490,655	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.096%, 03/25/2050	541,349	0.0
490,655	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.096%, 03/25/2050	522,383	0.0
1,062,947	(1),(4)	GS Mortgage-Backed Securities Trust 2020-NQM1 A3, 2.352%, 09/27/2060	1,067,921	0.0
475,327		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.306%, (US0001M + 0.150%), 01/25/2047	428,546	0.0
554,226		HarborView Mortgage Loan Trust 2007-5 A1A, 0.346%, (US0001M + 0.190%), 09/19/2037	517,270	0.0
2,363		HomeBanc Mortgage Trust 2004-1 2A, 1.008%, (US0001M + 0.860%), 08/25/2029	2,277	0.0
11,483		HomeBanc Mortgage Trust 2005-3 A2, 0.458%, (US0001M + 0.310%), 07/25/2035	11,532	0.0
1,684,807	(1),(4)	Homeward Opportunities Fund I Trust 2019-2 A3, 3.007%, 09/25/2059	1,704,349	0.1
79,841		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.358%, (US0001M + 0.210%), 04/25/2046	72,912	0.0
803,693	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	829,965	0.0
1,103,018	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.625%, 08/25/2049	1,221,791	0.1
2,672,510	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.625%, 08/25/2049	2,777,142	0.1
1,986,657	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	2,045,511	0.1
2,335,677	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B1, 4.897%, 06/25/2049	2,558,042	0.1
1,849,077	(1),(4)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.897%, 06/25/2049	1,954,536	0.1
2,053,030	(4)	JP Morgan Mortgage Trust 2005-A4 B1, 3.254%, 07/25/2035	1,994,923	0.1
87,712		JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	65,685	0.0
201,816		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	157,231	0.0
483,117		JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	299,530	0.0
784,352	(1),(4)	JP Morgan Mortgage Trust 2014-5 B3, 2.946%, 10/25/2029	791,496	0.0
621,179	(1),(4)	JP Morgan Mortgage Trust 2016-1 B3, 3.861%, 05/25/2046	636,931	0.0
2,095,000	(1),(4)	JP Morgan Mortgage Trust 2016-1 B4, 3.861%, 05/25/2046	2,034,612	0.1
1,507,156	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,555,499	0.1
919,009	(1),(4)	JP Morgan Mortgage Trust 2017-1 B4, 3.509%, 01/25/2047	914,267	0.0
2,298,486	(1),(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,368,306	0.1
1,492,592	(1),(4)	JP Morgan Mortgage Trust 2017-3 B1, 3.803%, 08/25/2047	1,556,510	0.1
1,105,624	(1),(4)	JP Morgan Mortgage Trust 2017-3 B2, 3.803%, 08/25/2047	1,135,127	0.1
500,000	(1),(4)	JP Morgan Mortgage Trust 2017-4 A7, 3.500%, 11/25/2048	516,438	0.0
1,932,820	(1),(4)	JP Morgan Mortgage Trust 2017-5 B1, 3.128%, 10/26/2048	1,882,151	0.1
566,204	(1),(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.813%, 12/25/2048	575,138	0.0

See Accompanying Notes to Financial Statements

107

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,591,977	(1),(4)	JP Morgan Mortgage Trust 2017-6 B4, 3.813%, 12/25/2048	1,613,103	0.1
2,326,226	(1),(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.719%, 06/25/2048	2,379,136	0.1
3,787,476	(1),(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.751%, 09/25/2048	3,874,114	0.2
2,367,173	(1),(4)	JP Morgan Mortgage Trust 2018-3 B3, 3.751%, 09/25/2048	2,385,627	0.1
475,126	(1),(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.752%, 10/25/2048	491,318	0.0
475,126	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	489,361	0.0
1,913,184	(1),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	2,010,508	0.1
578,245	(1),(4)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	602,852	0.0
1,895,310	(1),(4)	JP Morgan Mortgage Trust 2018-6C B2, 3.923%, 12/25/2048	2,022,014	0.1
1,489,314	(1),(4)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	1,538,562	0.1
8,244,721	(1),(4)	JP Morgan Mortgage Trust 2018-8 B1, 4.184%, 01/25/2049	8,547,483	0.3
3,842,350	(1),(4)	JP Morgan Mortgage Trust 2018-8 B2, 4.184%, 01/25/2049	3,965,590	0.2
974,325	(1),(4)	JP Morgan Mortgage Trust 2018-9 B2, 4.442%, 02/25/2049	1,052,075	0.0
1,921,745	(1),(4)	JP Morgan Mortgage Trust 2018-9 B3, 4.442%, 02/25/2049	2,015,575	0.1
1,513,126	(1),(4)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.776%, 04/25/2049	1,656,432	0.1
1,566,913	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,619,784	0.1
1,037,480	(1),(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	1,068,439	0.0
4,008,502	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	4,179,768	0.2
2,929,276	(1),(4)	JP Morgan Mortgage Trust 2019-5 B1, 4.492%, 11/25/2049	3,243,325	0.1
4,882,126	(1),(4)	JP Morgan Mortgage Trust 2019-5 B2, 4.492%, 11/25/2049	5,320,116	0.2
950,170	(1),(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	976,824	0.0
2,939,296	(1),(4)	JP Morgan Mortgage Trust 2019-6 B1, 4.261%, 12/25/2049	3,167,997	0.1
6,368,474	(1),(4)	JP Morgan Mortgage Trust 2019-6 B2, 4.261%, 12/25/2049	6,851,771	0.3
1,761,591	(1),(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.182%, 02/25/2050	1,707,915	0.1
978,662	(1),(4)	JP Morgan Mortgage Trust 2019-7 B3A, 3.432%, 12/31/2049	947,002	0.0
2,999,199	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,129,622	0.1
3,143,081	(1),(4)	JP Morgan Mortgage Trust 2019-8 B2A, 3.190%, 03/25/2050	3,268,856	0.1
982,213	(1),(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.440%, 03/25/2050	1,001,026	0.0
3,912,218	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.094%, 10/25/2049	4,104,416	0.2
1,304,228	(1),(4)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,340,645	0.1
4,148,753	(1),(4)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.513%, 05/25/2050	4,167,789	0.2
3,433,519	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	3,537,020	0.1
1,932,410	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.797%, 12/25/2049	2,077,478	0.1
1,958,855	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	2,040,629	0.1
2,750,764	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.552%, 12/31/2049	2,918,104	0.1
6,402,853	(1),(4)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.552%, 12/31/2049	6,566,825	0.3
1,673,706	(1),(4)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	1,721,867	0.1
3,095,143	(1),(4)	JP Morgan Mortgage Trust 2020-3 B2, 3.892%, 08/25/2050	3,307,969	0.1
4,975,201	(1),(4)	JP Morgan Mortgage Trust 2020-4 B1, 3.745%, 11/25/2050	5,415,565	0.2
3,019,817	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	3,140,231	0.1
4,900,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	5,040,415	0.2
3,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	3,069,844	0.1
2,000,000	(1),(4)	JP Morgan Mortgage Trust 2020-LTV2 B1, 4.233%, 11/25/2050	2,188,953	0.1
1,091,835	(1),(4)	JP Morgan Trust 2015-3 B3, 3.670%, 05/25/2045	1,113,850	0.0
1,918,224	(1),(4)	JP Morgan Trust 2015-3 B4, 3.670%, 05/25/2045	1,869,071	0.1
5,503,234,817	(1),(7)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	3,629,383	0.1

See Accompanying Notes to Financial Statements

108

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

74,310		Lehman XS Trust Series 2005-5N 1A2, 0.508%, (US0001M + 0.360%), 11/25/2035	63,701	0.0
469,652	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 A1, 4.461%, 10/25/2048	489,752	0.0
1,080,933	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.461%, 10/25/2048	1,164,791	0.1
655,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.948%, (US0001M + 1.800%), 09/25/2035	640,424	0.0
1,216,684		Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 0.298%, (US0001M + 0.150%), 08/25/2036	511,526	0.0
410,954	(1),(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	439,945	0.0
1,400,000	(1),(4)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	1,455,165	0.1
823,872	(1),(4)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	834,816	0.0
1,446,267	(1),(4)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	1,503,945	0.1
644,677	(1),(4)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	674,893	0.0
1,012,960	(1),(4)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	1,037,300	0.0
2,012,637	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	2,077,677	0.1
1,168,916	(1),(4)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,207,609	0.1
28,736		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	26,483	0.0
1,000,000	(1),(4)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,050,925	0.0
3,777,735	(1),(4)	RCKT Mortgage Trust 2019-1 B1A, 3.925%, 09/25/2049	3,840,355	0.2
2,452,782	(1),(4)	RCKT Mortgage Trust 2019-1 B2A, 3.925%, 09/25/2049	2,350,703	0.1
3,118,778	(1),(4)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,172,707	0.1
1,633,923	(1),(4)	RCKT Mortgage Trust 2020-1 B2A, 3.533%, 02/25/2050	1,705,065	0.1
2,098,770	(4)	Sequoia Mortgage Trust 2013-3 B3, 3.514%, 03/25/2043	2,108,044	0.1
398,274	(1)	Sequoia Mortgage Trust 2013-9 B1, 3.500%, 07/25/2043	408,539	0.0
2,299,792	(1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	2,328,338	0.1
1,311,063	(1),(4)	Sequoia Mortgage Trust 2015-1 B1, 3.870%, 01/25/2045	1,354,925	0.1
1,575,022	(1),(4)	Sequoia Mortgage Trust 2017-1 B2, 3.609%, 02/25/2047	1,650,706	0.1
1,188,872	(1),(4)	Sequoia Mortgage Trust 2018-6 B1, 4.179%, 07/25/2048	1,236,951	0.1
759,653	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.478%, 02/25/2048	816,450	0.0
569,740	(1),(4)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.478%, 02/25/2048	600,919	0.0
3,400,000	(1),(4)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	3,491,096	0.1
829,284	(1),(4)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	860,051	0.0
1,749,898	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.237%, 06/25/2049	1,765,161	0.1
1,652,252	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.237%, 06/25/2049	1,623,923	0.1
3,252,262	(1),(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	3,336,211	0.1
4,433,148	(1),(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	4,613,560	0.2
1,588,870	(1),(4)	Sequoia Mortgage Trust 2019-5 A19, 3.500%, 12/25/2049	1,616,508	0.1
2,135,477	(1),(4)	Sequoia Mortgage Trust 2019-5 B2, 3.770%, 12/25/2049	2,276,921	0.1
2,136,458	(1),(4)	Sequoia Mortgage Trust 2019-5 B3, 3.770%, 12/25/2049	2,138,586	0.1
2,631,150	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B1B, 5.034%, 03/25/2049	2,814,779	0.1
973,419	(1),(4)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.034%, 03/25/2049	1,043,949	0.0
2,197,972	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,269,538	0.1
600,000	(1),(4)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	624,733	0.0
1,964,695	(1),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	2,071,408	0.1
707,778	(1),(4)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	728,802	0.0

See Accompanying Notes to Financial Statements

109

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,184,999	(1),(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	3,259,906	0.1
1,729,448	(1),(4)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	1,772,155	0.1
1,487,499	(1),(4)	Sequoia Mortgage Trust 2020-2 B3, 3.663%, 03/25/2050	1,462,837	0.1
2,361,773	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B2, 3.708%, 10/25/2047	2,338,812	0.1
3,130,961	(1),(4)	Shellpoint Co-Originator Trust 2017-2 B3, 3.708%, 10/25/2047	3,126,238	0.1
2,716,165	(1),(4)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,755,944	0.1
62,382	(4)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.204%, 03/25/2035	62,374	0.0
2,100,000	(1),(4)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,189,814	0.1
3,000,000	(1),(4)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	3,029,177	0.1
2,365,165	(1),(4)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	2,396,039	0.1
2,951,756	(1),(6)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	3,006,140	0.1
3,179,568	(1),(4)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	3,256,459	0.1
112,405	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.925%, 10/25/2036	106,811	0.0
229,849	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.958%, 06/25/2034	229,824	0.0
1,422,225	(4)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.869%, 07/25/2034	1,427,888	0.1
114,728,739	(4),(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 2.225%, 01/25/2045	3,614,644	0.1
256,551	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.017%, 09/25/2035	272,057	0.0
39,106,852	(4),(7)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 2.317%, 01/25/2045	2,330,381	0.1
18,270	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.555%, 10/25/2036	17,747	0.0
116,107	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.231%, 11/25/2036	113,873	0.0
446,210	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.231%, 11/25/2036	437,624	0.0
64,261	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 3A1, 3.546%, 12/25/2036	60,201	0.0
61,468	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.140%, 08/25/2046	58,402	0.0
112,093	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.353%, 12/25/2036	111,062	0.0
538,442	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 3.233%, 03/25/2037	492,612	0.0
11,485	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.181%, 04/25/2037	10,422	0.0
66,930	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.073%, 07/25/2037	63,886	0.0
657,586		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 1.048%, (US0001M + 0.900%), 11/25/2035	552,388	0.0
697,333		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	679,130	0.0
670,216		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	640,640	0.0
827,138		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	818,915	0.0
160,590		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	162,556	0.0

See Accompanying Notes to Financial Statements

110

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

815,469		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 0.748%, (US0001M + 0.600%), 07/25/2036	423,719	0.0
2,101,528		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 1.959%, (12MTA + 0.940%), 07/25/2046	1,456,376	0.1
899,098		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.979%, (12MTA + 0.960%), 08/25/2046	599,336	0.0
38,292		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.578%, (US0001M + 0.430%), 06/25/2037	30,714	0.0
1,000,651	(4)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 2.936%, 09/25/2036	933,996	0.0
175,237	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.930%, 12/28/2037	163,531	0.0
3,209,222	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B1, 3.688%, 07/25/2047	3,418,747	0.1
1,427,065	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	1,425,529	0.1
1,576,656	(1),(4)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.569%, 09/25/2049	1,549,144	0.1
1,982,454	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.441%, 12/25/2049	1,969,350	0.1
3,567,994	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-2 B1 Trust, 3.302%, 12/25/2049	3,673,818	0.2
2,993,954	(1),(4)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.288%, 07/25/2050	3,129,503	0.1
709,555	(1),(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.773%, 08/20/2045	734,778	0.0

	Total Collateralized Mortgage Obligations
	(Cost $730,528,492)		750,876,090	30.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 19.6%
3,799,000	(1),(4)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.269%, 02/27/2048	3,740,990	0.2
1,000,000	(1),(4)	BAMLL RE-Remic Trust 2014-FRR8 A, 2.127%, 11/26/2047	908,422	0.0
3,670,000	(1),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	3,586,439	0.1
6,700,000	(1)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,937,292	0.2
5,320,000	(1),(4),(7)	BANK 2017-BNK4 XE, 1.627%, 05/15/2050	427,026	0.0
4,380,000	(1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,493,420	0.1
1,600,000	(1),(4)	BANK 2017-BNK6 E, 2.786%, 07/15/2060	885,120	0.0
16,600,000	(1),(4),(7)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	1,298,415	0.1
51,052,644	(4),(7)	BANK 2019-BN17 XA, 1.187%, 04/15/2052	3,793,278	0.2
10,251,702	(4),(7)	BANK 2019-BNK16 XA, 1.124%, 02/15/2052	662,497	0.0
29,329,650	(4),(7)	Bank 2019-BNK19 XA, 1.095%, 08/15/2061	2,082,039	0.1
58,600,935	(4),(7)	BANK 2019-BNK22 XA, 0.718%, 11/15/2062	2,800,152	0.1
4,590,000	(1)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	3,702,225	0.1
104,225,534	(4),(7)	Benchmark 2018-B7 XA Mortgage Trust, 0.600%, 05/15/2053	2,880,450	0.1
53,188,601	(4),(7)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.392%, 03/15/2062	4,367,928	0.2
42,285,000	(1),(4),(7)	BENCHMARK 2019-B10 XB Mortgage Trust, 1.062%, 03/15/2062	2,984,074	0.1
43,837,427	(4),(7)	Benchmark 2019-B12 XA Mortgage Trust, 1.204%, 08/15/2052	2,990,331	0.1
3,090,000	(1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,694,837	0.1
7,330,000	(1),(4),(7)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	1,054,039	0.0
2,440,000	(1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	2,460,209	0.1
1,330,000	(1)	BHP Trust 2019-BXHP D, 1.924%, (US0001M + 1.771%), 08/15/2036	1,229,202	0.1
75,911,489	(4),(7)	BMARK 2018-B4 XA, 0.687%, 07/15/2051	2,229,695	0.1
692,987	(1)	BX Commercial Mortgage Trust 2019-XL E, 1.952%, (US0001M + 1.800%), 10/15/2036	690,843	0.0

See Accompanying Notes to Financial Statements

111

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

8,182,947	(1)	BX Commercial Mortgage Trust 2019-XL G, 2.452%, (US0001M + 2.300%), 10/15/2036	8,081,497	0.3
9,535,697	(1)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	9,341,723	0.4
8,227,470	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	8,148,055	0.3
1,650,000	(1)	BX Trust 2019-MMP E, 2.052%, (US0001M + 1.900%), 08/15/2036	1,558,001	0.1
3,710,000	(1),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,455,700	0.1
2,300,000	(1)	BXMT 2017-FL1 B Ltd., 1.651%, (US0001M + 1.500%), 06/15/2035	2,288,566	0.1
2,210,000	(1)	BXMT 2020-FL2 B Ltd., 1.551%, (US0001M + 1.400%), 02/16/2037	2,161,830	0.1
4,990,000	(1),(4)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	5,147,846	0.2
92,226,917	(4),(7)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.302%, 05/15/2052	6,873,211	0.3
40,535,744	(4),(7)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.376%, 11/15/2052	3,382,477	0.1
8,061,465	(4),(7)	CD 2016-CD1 Mortgage Trust XA, 1.527%, 08/10/2049	496,117	0.0
14,660,000	(1),(4),(7)	CD 2016-CD1 Mortgage Trust XB, 0.810%, 08/10/2049	556,161	0.0
2,140,256	(1),(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	2,008,919	0.1
5,060,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB E, 2.152%, (US0001M + 2.000%), 11/15/2036	4,993,183	0.2
4,640,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.702%, (US0001M + 2.550%), 11/15/2036	4,556,108	0.2
1,000,000	(1),(4)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.261%, 11/10/2046	837,723	0.0
4,126,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,984,274	0.1
6,030,000	(1),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 F, 3.665%, 03/10/2047	3,340,220	0.1
2,130,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	1,282,192	0.1
12,040,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.879%, 07/10/2049	7,458,774	0.3
5,790,000	(1),(4)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.879%, 07/10/2049	3,044,777	0.1
3,080,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	2,209,359	0.1
27,475,542	(4),(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.248%, 10/12/2050	1,396,098	0.1
33,991,688	(4),(7)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.006%, 12/15/2072	2,244,988	0.1
40,906,626	(4),(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	2,960,106	0.1
3,000,000	(4)	COMM 2012-CCRE2 C Mortgage Trust, 4.992%, 08/15/2045	2,923,872	0.1
10,851,295	(4),(7)	COMM 2012-CR3 XA, 2.008%, 10/15/2045	290,120	0.0
853,638	(4),(7)	COMM 2012-CR4 XA, 1.843%, 10/15/2045	21,347	0.0
6,807,054	(1),(4),(7)	COMM 2012-LTRT XA, 1.038%, 10/05/2030	86,780	0.0
1,670,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,424,802	0.1
3,460,000	(1),(4)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	2,833,241	0.1
8,380,000	(1),(4)	COMM 2013-GAM F, 3.531%, 02/10/2028	5,916,484	0.2
2,200,000	(1),(4)	COMM 2013-LC6 D Mortgage Trust, 4.462%, 01/10/2046	1,683,469	0.1
11,060,000	(1),(4)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	9,119,696	0.4
10,995,494	(4),(7)	COMM 2016-COR1 XA, 1.567%, 10/10/2049	626,633	0.0
2,660,601	(4),(7)	COMM 2016-CR28 XA, 0.770%, 02/10/2049	71,327	0.0
21,363,753	(4),(7)	COMM 2017-COR2 XA, 1.318%, 09/10/2050	1,349,140	0.1
3,500,000	(1),(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	2,856,318	0.1
3,840,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.802%, (US0001M + 2.650%), 05/15/2036	3,782,953	0.2

See Accompanying Notes to Financial Statements

112

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,430,000	(4)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	1,145,054	0.0
2,760,000	(1)	CSWF 2018-TOP F, 2.902%, (US0001M + 2.750%), 08/15/2035	2,510,564	0.1
4,800,000	(1),(4)	DBJPM 16-C3 F Mortgage Trust, 4.382%, 08/10/2049	2,554,318	0.1
2,314,968	(1),(4)	DBUBS 2011-LC1A F Mortgage Trust, 5.790%, 11/10/2046	2,242,723	0.1
6,080,000	(1),(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.670%, 07/10/2044	4,669,938	0.2
4,500,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	3,222,799	0.1
8,095,000	(1),(4)	DBUBS 2011-LC2A D, 5.670%, 07/10/2044	7,476,696	0.3
2,300,000	(1),(4)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	2,338,904	0.1
5,000,000	(1)	DBWF 2018-GLKS D Mortgage Trust, 2.556%, (US0001M + 2.400%), 11/19/2035	4,608,925	0.2
4,160,000	(1)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.851%, (US0001M + 2.700%), 04/15/2036	3,866,232	0.2
1,570,000	(1),(4)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,438,599	0.1
20,181,898	(4),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	2,588,419	0.1
8,937,711	(4),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K715 X3, 2.097%, 02/25/2041	80,312	0.0
620,717	(1),(7)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	505	0.0
203,197,429	(1),(7)	FREMF Mortgage Trust 2014-K714 X2B, 0.100%, 01/25/2047	3,556	0.0
2,000,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.252%, (US0001M + 2.100%), 07/15/2035	1,711,855	0.1
4,230,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P E, 2.352%, (US0001M + 2.200%), 10/15/2036	3,892,489	0.2
3,080,000	(4)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	3,008,770	0.1
15,518,000	(1),(4)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	10,627,834	0.4
1,330,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	638,709	0.0
15,400,040	(4),(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.123%, 02/10/2052	1,033,170	0.0
4,830,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	4,563,904	0.2
3,710,000	(1),(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	3,361,435	0.1
41,064,936	(4),(7)	GS Mortgage Securities Trust 2019-GC40 XA, 1.230%, 07/10/2052	2,969,783	0.1
84,749,476	(4),(7)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.959%, 11/10/2052	5,368,464	0.2
4,460,000	(1),(4)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	4,028,104	0.2
2,670,000	(1),(4)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	2,374,369	0.1
180,000	(1),(4)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	169,284	0.0
5,910,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,650,059	0.2
5,440,000	(1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.312%, (US0001M + 2.160%), 07/15/2036	5,131,189	0.2
1,800,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 2.752%, (US0001M + 2.600%), 09/15/2029	1,609,079	0.1
6,150,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 F, 3.873%, 07/15/2046	5,762,820	0.2
5,000,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	4,592,263	0.2

See Accompanying Notes to Financial Statements

113

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,845,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 D, 5.605%, 08/15/2046	2,383,266	0.1
5,147,013	(4),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.643%, 06/15/2045	59,947	0.0
2,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.248%, 12/15/2047	1,854,518	0.1
5,500,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 E, 3.500%, 12/15/2047	4,344,503	0.2
3,630,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	3,023,422	0.1
7,470,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	5,184,745	0.2
23,710,094	(4),(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.091%, 07/15/2047	433,022	0.0
3,810,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	3,455,590	0.1
3,640,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	2,864,915	0.1
1,000,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.373%, 11/15/2045	922,740	0.0
2,549,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	2,259,264	0.1
9,560,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	7,106,439	0.3
2,200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,534,296	0.1
1,405,000	(4)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.813%, 08/15/2047	1,362,497	0.1
49,630,652	(4),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.305%, 02/15/2048	2,070,735	0.1
50,227,443	(4),(7)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.110%, 10/15/2048	1,670,093	0.1
3,760,000	(1),(4)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.178%, 12/27/2046	3,734,355	0.2
21,354,652	(4),(7)	JPMDB Commercial Mortgage Securities Trust 2017-C7 XA, 1.037%, 10/15/2050	996,190	0.0
49,445	(4)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	49,344	0.0
12,715,462	(1),(4),(7)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.146%, 03/10/2050	410,770	0.0
6,737,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	4,055,557	0.2
11,232,518	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.125%, 11/15/2046	264,182	0.0
13,797,906	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	434,629	0.0
5,649,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	3,890,962	0.2
1,000,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 C, 4.610%, 02/15/2048	1,016,047	0.0
5,390,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,743,050	0.2
2,860,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	2,337,156	0.1
15,635,547	(4),(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.947%, 11/15/2052	674,350	0.0
5,970,000	(1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,636,197	0.1
4,268,000	(1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	1,493,501	0.1
4,220,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	843,831	0.0
4,841,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,754,681	0.2
25,660,000	(1),(4),(7)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.955%, 10/15/2051	3,153,835	0.1

See Accompanying Notes to Financial Statements

114

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

910,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	746,840	0.0
38,343,062	(4),(7)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.930%, 12/15/2050	1,757,316	0.1
2,370,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,348,518	0.1
4,450,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,255,037	0.2
13,000,000	(1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	11,988,668	0.5
790,000	(1)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	724,437	0.0
10,151,000	(1)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	8,832,384	0.4
4,470,000	(1),(4)	Ready Capital Mortgage Trust 2019-5 D, 5.458%, 02/25/2052	4,114,212	0.2
5,310,000	(1),(4)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.126%, 02/27/2051	3,768,836	0.2
3,411,000	(1)	Shelter Growth CRE 2018-FL1 F Issuer Ltd., 6.652%, (US0001M + 6.500%), 01/15/2035	3,307,764	0.1
1,000,000	(1),(4)	UBS Commercial Mortgage Trust 2017-C5, 4.459%, 11/15/2050	888,943	0.0
26,287,234	(4),(7)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.726%, 04/15/2052	2,649,304	0.1
1,900,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	1,012,350	0.0
3,240,000	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	1,451,393	0.1
1,616,500	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	1,603,948	0.1
3,448,000	(1)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	3,411,271	0.1
6,535,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	6,585,234	0.3
8,329,649	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	5,078,007	0.2
10,940,000	(1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	9,745,787	0.4
78,780,000	(4),(7)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	2,305,575	0.1
20,643,332	(4),(7)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.102%, 10/15/2050	978,467	0.0
2,152,078	(1)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 2.309%, (US0001M + 2.157%), 12/15/2036	2,118,743	0.1
8,430,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	6,067,337	0.2
39,777,362	(4),(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.765%, 08/15/2052	4,361,536	0.2
364,419	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.956%, 08/15/2045	8,482	0.0
2,840,567	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2012-C9 XA, 2.043%, 11/15/2045	85,422	0.0
9,230,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.398%, 03/15/2045	6,867,393	0.3
960,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.398%, 03/15/2045	634,331	0.0
10,350,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	8,016,285	0.3
5,950,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	4,430,122	0.2
4,548,998	(1),(4),(7)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.335%, 03/15/2048	102,356	0.0
9,000,000	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.207%, 12/15/2046	8,474,854	0.3
760,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	569,550	0.0
3,000,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	2,075,355	0.1
41,534,763	(4),(7)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.000%, 03/15/2046	667,613	0.0

See Accompanying Notes to Financial Statements

115

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

7,735,000	(1),(4)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	7,117,387	0.3
1,500,000	(1),(4)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,089,432	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $548,951,436)		490,193,252	19.6

ASSET-BACKED SECURITIES: 13.4%
		Automobile Asset-Backed Securities: 1.5%
1,075,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	1,142,997	0.0
2,000,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	2,088,105	0.1
2,800,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	2,890,841	0.1
2,450,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,497,383	0.1
4,400,000		AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,438,493	0.2
3,000,000		Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	3,071,939	0.1
2,500,000	(1)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,572,885	0.1
1,000,000		Santander Drive Auto Receivables Trust 2018-2 D, 3.880%, 02/15/2024	1,035,807	0.0
4,450,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	4,600,542	0.2
2,250,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	2,298,913	0.1
6,000,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	6,178,402	0.3
850,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	872,148	0.0
3,800,000	(1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,906,937	0.2
			37,595,392	1.5

		Home Equity Asset-Backed Securities: 0.4%
2,586,195	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,559,331	0.1
431,277		GSAA Home Equity Trust 2006-3 A3, 0.448%, (US0001M + 0.300%), 03/25/2036	297,508	0.0
2,778,400	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.624%, 03/25/2036	2,194,051	0.1
1,020,685		GSAA Home Equity Trust 2007-1 1A1, 0.228%, (US0001M + 0.080%), 02/25/2037	435,264	0.0
1,085,581	(4)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	672,574	0.0
1,093,787	(4)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	741,986	0.0
597,322		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 0.608%, (US0001M + 0.230%), 02/25/2037	543,198	0.0
3,792,554	(4)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.318%, 02/25/2035	3,728,795	0.2
			11,172,707	0.4

		Other Asset-Backed Securities: 10.3%
2,598,174	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	2,392,027	0.1
3,187,722	(1),(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	3,246,621	0.1
3,089,000	(1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,136,223	0.1
4,234,000	(1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	4,364,099	0.2
2,500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR, 2.618%, (US0003M + 2.350%), 04/14/2029	2,466,220	0.1
2,000,000	(1)	AMMC CLO XI Ltd. 2012-11A CR2, 2.168%, (US0003M + 1.900%), 04/30/2031	1,905,716	0.1
4,750,000	(1)	Apidos CLO XI 2012-11A CRR, 2.773%, (US0003M + 2.500%), 10/17/2030	4,637,886	0.2
9,000,000	(1)	Apidos CLO XXII 2015-22A BR, 2.222%, (US0003M + 1.950%), 04/20/2031	8,837,118	0.4
5,000,000	(1)	Apidos CLO XXXIII 2020-33A B, 2.473%, (US0003M + 2.200%), 07/24/2031	5,016,250	0.2
1,650,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,538,003	0.1

See Accompanying Notes to Financial Statements

116

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

750,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	654,378	0.0
1,868,704	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,913,779	0.1
1,100,000	(1)	Ares XLII Clo Ltd. 2017-42A C, 2.458%, (US0003M + 2.200%), 01/22/2028	1,081,098	0.0
750,000	(1)	Atrium CDO Corp. 12A CR, 1.908%, (US0003M + 1.650%), 04/22/2027	728,452	0.0
2,500,000	(1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,500,205	0.1
2,000,000	(1)	Babson CLO Ltd. 2018-3A C, 2.172%, (US0003M + 1.900%), 07/20/2029	1,954,742	0.1
6,000,000	(1)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800%), 01/15/2033	6,008,460	0.2
2,000,000	(1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 2.422%, (US0003M + 2.150%), 04/20/2031	1,902,838	0.1
500,000	(1)	Benefit Street Partners CLO VII Ltd. 2015-VIIA CR, 2.672%, (US0003M + 2.400%), 07/18/2027	473,483	0.0
1,000,000	(1)	BlueMountain CLO 2013-2A CR, 2.208%, (US0003M + 1.950%), 10/22/2030	947,187	0.0
1,000,000	(1)	BlueMountain CLO 2015-4 CR Ltd., 2.172%, (US0003M + 1.900%), 04/20/2030	945,718	0.0
3,750,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.725%, (US0003M + 2.450%), 07/15/2032	3,657,847	0.2
250,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 5.656%, (US0003M + 5.400%), 11/23/2025	232,207	0.0
4,000,000	(1)	Bristol Park CLO Ltd. 2016-1A CR, 2.225%, (US0003M + 1.950%), 04/15/2029	3,953,492	0.2
750,000	(1)	Buttermilk Park CLO Ltd. 2018-1A C, 2.375%, (US0003M + 2.100%), 10/15/2031	732,850	0.0
1,500,000	(1)	Carlyle Global Market Strategies CLO 2015-3A CR Ltd., 3.097%, (US0003M + 2.850%), 07/28/2028	1,401,246	0.1
1,500,000	(1)	Carlyle US CLO 2016-4A BR Ltd., 2.372%, (US0003M + 2.100%), 10/20/2027	1,458,246	0.1
1,000,000	(1)	Cent CLO C17A BR Ltd., 2.118%, (US0003M + 1.850%), 04/30/2031	968,024	0.0
1,500,000	(1)	CIFC Funding 2013-IA BR Ltd., 2.671%, (US0003M + 2.400%), 07/16/2030	1,473,862	0.1
2,000,000	(1)	Cifc Funding 2014-4RA B Ltd., 2.473%, (US0003M + 2.200%), 10/17/2030	1,957,636	0.1
6,250,000	(1)	CIFC Funding 2017-2A C, 2.622%, (US0003M + 2.350%), 04/20/2030	6,146,969	0.2
1,100,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.853%, (US0001M + 0.705%), 09/25/2035	1,067,502	0.0
1,750,000	(1)	Cumberland Park CLO Ltd. 2015-2A CR, 2.072%, (US0003M + 1.800%), 07/20/2028	1,736,595	0.1
841,500	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	919,905	0.0
445,500	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	475,067	0.0
576,000	(1)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	611,994	0.0
1,069,750	(1)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	1,158,002	0.1
3,063,375	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	3,085,170	0.1
2,312,800	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,456,836	0.1
3,523,375	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,757,990	0.2
2,167,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,294,810	0.1
1,221,875	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,290,513	0.1
2,750,000	(1)	Dryden 30 Senior Loan Fund 2013-30A DR, 2.880%, (US0003M + 2.600%), 11/15/2028	2,471,142	0.1
1,750,000	(1)	Dryden 55 CLO Ltd. 2018-55A C, 2.175%, (US0003M + 1.900%), 04/15/2031	1,704,059	0.1
1,150,000	(1)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.275%, (US0003M + 3.000%), 10/15/2027	1,098,465	0.0

See Accompanying Notes to Financial Statements

117

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

3,061,863	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,089,720	0.1
750,000	(1)	Galaxy XXII CLO Ltd. 2016-22A DR, 3.371%, (US0003M + 3.100%), 07/16/2028	716,167	0.0
930,394	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,005,519	0.0
3,383,260	(1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,263,188	0.1
1,000,000	(1)	Invitation Homes 2018-SFR1 D Trust, 1.601%, (US0001M + 1.450%), 03/17/2037	1,001,817	0.0
4,500,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	4,465,701	0.2
3,750,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	4,013,022	0.2
1,000,000	(1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	1,109,656	0.0
1,350,000	(1)	LCM XVIII L.P. 18A CR, 2.122%, (US0003M + 1.850%), 04/20/2031	1,278,931	0.1
1,000,000	(1)	LCM XX L.P. 20A-CR, 2.222%, (US0003M + 1.950%), 10/20/2027	968,409	0.0
915,223	(1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,017,461	0.0
1,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 2.172%, (US0003M + 1.900%), 04/19/2030	971,623	0.0
2,500,000	(1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 2.108%, (US0003M + 1.850%), 01/22/2028	2,476,557	0.1
6,000,000	(1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850%), 10/15/2032	5,933,010	0.2
1,000,000	(1)	Magnetite VIII Ltd. 2014-8A CR2, 2.125%, (US0003M + 1.850%), 04/15/2031	974,447	0.0
802,135	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	804,554	0.0
1,700,000	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,715,095	0.1
1,700,000	(1)	Marlette Funding Trust 2019-1A B, 3.940%, 04/16/2029	1,707,300	0.1
2,000,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,010,267	0.1
4,050,000	(1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,010,842	0.2
1,950,000	(1)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	1,965,499	0.1
1,600,000	(1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,609,963	0.1
2,475,259	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,605,774	0.1
903,843	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	957,328	0.0
2,207,553	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,261,759	0.1
2,041,623	(1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	2,193,173	0.1
825,595	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	875,971	0.0
1,629,143	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,721,417	0.1
3,500,000	(1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 2.222%, (US0003M + 1.950%), 04/19/2030	3,433,790	0.1
2,300,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450%), 10/16/2032	2,299,984	0.1
700,000	(1)	Ocean Trails CLO IV 2013-4A DR, 3.254%, (US0003M + 3.000%), 08/13/2025	657,135	0.0
2,450,000	(1)	OCP CLO 2015-8 Ltd. 2015-8A BR, 2.123%, (US0003M + 1.850%), 04/17/2027	2,432,723	0.1
2,000,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A C, 2.672%, (US0003M + 2.400%), 07/20/2030	1,954,588	0.1
2,250,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A C, 2.525%, (US0003M + 2.250%), 07/15/2029	2,176,504	0.1
600,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 2.122%, (US0003M + 1.850%), 01/20/2031	574,846	0.0
3,250,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A B, 3.951%, (US0003M + 1.850%), 10/20/2031	3,251,606	0.1
1,000,000	(1)	Octagon Investment Partners XXIII Ltd. 2015-1A CR, 2.125%, (US0003M + 1.850%), 07/15/2027	975,309	0.0

See Accompanying Notes to Financial Statements

118

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,500,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.722%, (US0003M + 2.450%), 07/20/2032	1,486,987	0.1
1,500,000	(1)	Palmer Square Loan Funding 2018-1A D Ltd., 4.225%, (US0003M + 3.950%), 04/15/2026	1,383,966	0.1
1,000,000	(1)	Palmer Square Loan Funding 2018-1A E Ltd., 6.175%, (US0003M + 5.900%), 04/15/2026	893,839	0.0
1,500,000	(1),(9)	Palmer Square Loan Funding 2018-2A C Ltd., 2.225%, (US0003M + 1.950%), 07/15/2026	1,428,459	0.1
3,000,000	(1)	Palmer Square Loan Funding 2018-4 D Ltd., 4.530%, (US0003M + 4.250%), 11/15/2026	2,686,740	0.1
505,562	(4)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.680%, 01/25/2036	513,048	0.0
2,431,625	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,531,180	0.1
3,000,000	(1)	Shackleton CLO Ltd. 2019-15A C, 3.075%, (US0003M + 2.800%), 01/15/2030	2,984,646	0.1
770,000	(1),(4)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	778,308	0.0
1,985,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	2,013,543	0.1
2,050,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,087,435	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	3,095,333	0.1
2,750,000	(1)	SoFi Consumer Loan Program 2019-1 D Trust, 4.420%, 02/25/2028	2,798,498	0.1
3,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	3,079,344	0.1
4,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	4,109,044	0.2
2,000,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,976,790	0.1
600,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	591,940	0.0
2,100,000	(1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,100,694	0.1
1,200,000	(1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,189,554	0.1
1,938,625	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	2,061,150	0.1
5,124,240	(1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	5,189,146	0.2
1,913,434	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,100,372	0.1
3,784,092	(1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,979,854	0.2
1,200,000	(1)	Symphony Credit Opportunities Fund Ltd. 2015-2A CR, 2.535%, (US0003M + 2.260%), 07/15/2028	1,200,068	0.1
1,080,750	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,171,692	0.1
1,000,000	(1)	TCI-Flatiron Clo 2017-1A C Ltd., 2.130%, (US0003M + 1.850%), 11/18/2030	978,819	0.0
4,000,000	(1)	TES 2017-2A B LLC, 6.990%, 02/20/2048	3,261,854	0.1
3,450,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	3,167,874	0.1
2,000,000	(1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.222%, (US0003M + 1.950%), 07/18/2031	1,896,662	0.1
1,000,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.375%, (US0003M + 2.100%), 07/15/2028	972,973	0.0
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	2,178,688	0.1
2,500,000	(1),(4)	Towd Point Mortgage Trust 2017-6 A2, 3.000%, 10/25/2057	2,669,708	0.1
1,500,000	(1)	Upland CLO Ltd. 2016-1A BR, 2.122%, (US0003M + 1.850%), 04/20/2031	1,458,092	0.1
1,795,000	(1)	Venture XX CLO Ltd. 2015-20A CR, 2.175%, (US0003M + 1.900%), 04/15/2027	1,728,603	0.1
2,771,625	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,868,216	0.1
972,500	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,024,908	0.0
3,323,500	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,542,498	0.1

See Accompanying Notes to Financial Statements

119

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

2,000,000	(1)	West CLO 2014-2A BR Ltd., 2.021%, (US0003M + 1.750%), 01/16/2027	1,987,260	0.1
			258,409,372	10.3

		Student Loan Asset-Backed Securities: 1.2%
185,530	(1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	188,798	0.0
3,907,168	(1)	Commonbond Student Loan Trust 2019-A-GS A1, 2.540%, 01/25/2047	4,051,399	0.2
189,270	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	190,998	0.0
843,681	(1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	875,593	0.0
2,150,000	(1),(4)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,187,438	0.1
1,092,294	(1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,099,206	0.1
4,000,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,599,279	0.2
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,003,979	0.0
2,250,000	(1),(4)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,341,602	0.1
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,051,186	0.0
1,000,000	(1),(4)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,013,574	0.0
1,000,000	(1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,050,902	0.0
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,071,315	0.1
2,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,095,128	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	3,129,341	0.1
4,400,000	(1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,391,312	0.2
			29,341,050	1.2

	Total Asset-Backed Securities
	(Cost $335,214,697)		336,518,521	13.4

SOVEREIGN BONDS: 3.9%
368,193	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	154,457	0.0
674,557	(6)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	254,989	0.0
44,282		Argentine Republic Government International Bond, 1.000%, 07/09/2029	20,282	0.0
BRL 26,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	5,391,095	0.2
1,700,000		Brazilian Government International Bond, 3.875%, 06/12/2030	1,701,275	0.1
475,000		Brazilian Government International Bond, 6.000%, 04/07/2026	555,216	0.0
2,700,000		Colombia Government International Bond, 3.875%, 04/25/2027	2,921,589	0.1
COP 2,906,200,000		Colombian TES, 7.750%, 09/18/2030	878,117	0.0
EUR 1,875,000		Croatia Government International Bond, 1.125%, 06/19/2029	2,239,861	0.1
800,000		Croatia Government International Bond, 5.500%, 04/04/2023	886,768	0.0
2,825,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	2,786,156	0.1
500,000	(2)	Dominican Republic International Bond, 6.000%, 07/19/2028	539,280	0.0
1,725,000		Dominican Republic International Bond, 6.875%, 01/29/2026	1,923,375	0.1
56,700	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 5.000% on 07/31/2021), 07/31/2030	38,557	0.0
148,590	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.000% on 07/31/2021), 07/31/2035	82,840	0.0

See Accompanying Notes to Financial Statements

120

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

68,100	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 0.500% on 07/31/2021), 07/31/2040	34,305	0.0
12,174	(1),(10)	Ecuador Government International Bond, 7.850%, 07/31/2030	5,707	0.0
1,700,000	(2)	Egypt Government International Bond, 5.875%, 06/11/2025	1,748,083	0.1
1,900,000		Egypt Government International Bond, 6.588%, 02/21/2028	1,883,736	0.1
4,200,000		Egypt Government International Bond, 7.500%, 01/31/2027	4,425,288	0.2
3,200,000	(1)	Egypt Government International Bond, 7.625%, 05/29/2032	3,137,424	0.1
1,400,000	(1)	Export-Import Bank of India, 3.250%, 01/15/2030	1,415,712	0.1
440,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	394,675	0.0
4,525,000	(1)	Ghana Government International Bond, 6.375%, 02/11/2027	4,089,405	0.2
2,100,000		Indonesia Government International Bond, 2.850%, 02/14/2030	2,210,788	0.1
IDR 32,649,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	2,345,989	0.1
IDR 52,304,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	3,938,618	0.2
1,265,750		Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,176,945	0.1
1,275,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	1,241,079	0.1
650,000		Jordan Government International Bond, 6.125%, 01/29/2026	667,863	0.0
1,350,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	1,330,088	0.1
500,000	(1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	554,250	0.0
1,200,000		Mexico Government International Bond, 3.250%, 04/16/2030	1,227,612	0.1
1,600,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,794,200	0.1
450,000		Nigeria Government International Bond, 6.500%, 11/28/2027	429,966	0.0
600,000		Oman Government International Bond, 6.000%, 08/01/2029	554,708	0.0
600,000		Panama Government International Bond, 3.160%, 01/23/2030	653,625	0.0
500,000		Panama Government International Bond, 9.375%, 04/01/2029	769,905	0.0
PEN 9,681,000		Peru Government Bond, 6.850%, 02/12/2042	3,120,071	0.1
PEN 6,498,000		Peru Government Bond, 6.900%, 08/12/2037	2,153,530	0.1
3,000,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 2.800%, 06/23/2030	3,093,150	0.1
750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	844,965	0.0
1,800,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	2,082,168	0.1
700,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	654,592	0.0
5,750,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	5,500,605	0.2
RON 7,520,000		Romania Government Bond, 3.250%, 04/29/2024	1,816,060	0.1
RON 16,000,000		Romania Government Bond, 5.800%, 07/26/2027	4,418,301	0.2
1,360,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,399,100	0.1
800,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	919,398	0.0
500,000		Saudi Government International Bond, 3.625%, 03/04/2028	555,065	0.0
2,000,000		Saudi Government International Bond, 4.500%, 04/17/2030	2,395,864	0.1
1,300,000		South Africa Government International Bond, 5.875%, 09/16/2025	1,394,510	0.1
950,000	(2)	Sri Lanka Government International Bond, 6.350%, 06/28/2024	703,000	0.0
3,075,000		Turkey Government International Bond, 4.875%, 10/09/2026	2,820,882	0.1
1,100,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,069,190	0.0
375,000		Turkey Government International Bond, 5.750%, 03/22/2024	369,384	0.0
550,000		Turkey Government International Bond, 7.375%, 02/05/2025	569,976	0.0
450,000		Ukraine Government International Bond, 7.375%, 09/25/2032	423,997	0.0
975,000		Ukraine Government International Bond, 7.750%, 09/01/2023	994,330	0.0

See Accompanying Notes to Financial Statements

121

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

4,550,000	Ukraine Government International Bond, 7.750%, 09/01/2025	4,574,775	0.2

	Total Sovereign Bonds
	(Cost $99,369,146)	98,276,741	3.9

BANK LOANS: 10.5%
	Aerospace & Defense: 0.2%
821,715	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/2027	815,552	0.0
1,142,236	Amentum Government Services Holdings LLC Term Loan B, 3.647%, (US0001M + 3.500%), 02/01/2027	1,132,242	0.1
1,808,870	American Airlines, Inc. 2018 Term Loan B, 1.895%, (US0001M + 1.750%), 06/27/2025	1,125,016	0.0
194,513	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/2023	194,490	0.0
1,005,763	KBR, Inc. 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/2027	996,962	0.0
1,169,340	Maxar Technologies Ltd. Term Loan B, 2.900%, (US0001M + 2.750%), 10/04/2024	1,129,582	0.1
353,154	Science Applications International Corporation 2020 Incremental Term Loan B, 2.397%, (US0001M + 2.250%), 03/12/2027	349,255	0.0
247,503	TransDigm, Inc. 2020 Term Loan E, 2.397%, (US0001M + 2.250%), 05/30/2025	234,578	0.0
		5,977,677	0.2

	Auto Components: 0.1%
259,350	Broadstreet Partners, Inc. 2020 Incremental Term Loan B, 4.750%, (US0001M + 3.750%), 01/27/2027	253,434	0.0
1,012,444	Broadstreet Partners, Inc. 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 01/27/2027	989,348	0.1
		1,242,782	0.1

	Automotive: 0.5%
2,587,774	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/2024	2,491,656	0.1
335,750	Autokiniton US Holdings, Inc. Term Loan, 5.906%, (US0001M + 5.750%), 05/22/2025	323,579	0.0
879,094	Belron Finance US LLC 2019 USD Term Loan B, 2.768%, (US0003M + 2.500%), 10/30/2026	872,134	0.0
1,103,438	Belron Finance US LLC USD Term Loan B, 2.742%, (US0003M + 2.500%), 11/07/2024	1,093,783	0.1
927,366	Dealer Tire, LLC 2020 Term Loan B, 4.397%, (US0001M + 4.250%), 12/12/2025	908,818	0.0
2,347,922	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/2024	2,318,085	0.1
1,007,848	KAR Auction Services, Inc. 2019 Term Loan B6, 2.438%, (US0001M + 2.250%), 09/19/2026	976,353	0.1
1,249,236	Clarios Global LP USD Term Loan B, 3.647%, (US0001M + 3.500%), 04/30/2026	1,219,567	0.1
497,429	Truck Hero, Inc. 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 04/22/2024	487,947	0.0
745,627	Wand NewCo 3, Inc. 2020 Term Loan, 3.809%, (US0003M + 3.000%), 02/05/2026	721,705	0.0
		11,413,627	0.5

	Beverage & Tobacco: 0.1%
1,445,598	Sunshine Investments B.V. USD Term Loan B3, 3.515%, (US0003M + 3.250%), 03/28/2025	1,423,010	0.1

	Brokers, Dealers & Investment Houses: 0.1%
1,725,434	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.647%, (US0001M + 2.500%), 08/27/2025	1,408,146	0.1
689,475	Forest City Enterprises, L.P. 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 12/08/2025	675,254	0.0
		2,083,400	0.1

	Building & Development: 0.3%
359,176	Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/2026	359,775	0.0
1,621,205	Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750%), 08/01/2024	1,592,834	0.1

See Accompanying Notes to Financial Statements

122

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

1,065,223	GYP Holdings III Corp. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 06/01/2025	1,053,572	0.0
735,335	Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/2023	730,739	0.0
150,000	LEB Holdings (USA), Inc Term Loan B, 4.234%, (US0003M + 4.000%), 09/25/2027	149,016	0.0
1,122,128	MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/2025	1,110,907	0.0
1,141,753	Quikrete Holdings Inc Term Loan, 2.646%, (US0001M + 2.500%), 02/01/2027	1,117,313	0.1
390,421	Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/2024	377,732	0.0
1,243,750	Zekelman Industries, Inc. 2020 Term Loan, 2.145%, (US0003M + 2.000%), 01/24/2027	1,207,798	0.1
		7,699,686	0.3

	Business Equipment & Services: 0.9%
191,285	24-7 Intouch Inc 2018 Term Loan, 4.897%, (US0001M + 4.750%), 08/25/2025	178,852	0.0
2,298,788	AlixPartners, LLP 2017 Term Loan B, 2.645%, (US0001M + 2.500%), 04/04/2024	2,247,065	0.1
154,613	AqGen Ascensus, Inc. 2020 Term Loan, 5.000%, (US0001M + 4.000%), 12/13/2026	153,968	0.0
388,545	Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/2024	384,780	0.0
470,000	Asplundh Tree Expert, LLC Term Loan B, 2.655%, (US0003M + 2.500%), 09/07/2027	470,098	0.0
465,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 3.234%, (US0003M + 3.000%), 10/30/2026	462,675	0.0
465,000	Camelot U.S. Acquisition 1 Co. 2020 Incremental Term Loan B, 3.251%, (US0003M + 3.000%), 10/30/2026	463,934	0.0
264,338	Cardtronics USA, Inc. Term Loan B, 5.000%, (US0001M + 4.000%), 06/29/2027	264,750	0.0
502,896	Castle US Holding Corporation USD Term Loan B, 3.970%, (US0003M + 3.750%), 01/29/2027	485,504	0.0
885,574	Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/2025	850,151	0.1
1,145,597	EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/2023	1,143,091	0.1
493,144	EVO Payments International LLC 2018 1st Lien Term Loan, 3.400%, (US0001M + 3.250%), 12/22/2023	487,699	0.0
1,745,519	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 3.397%, (US0001M + 3.250%), 10/01/2025	1,730,790	0.1
632,128	GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/2025	598,941	0.0
150,069	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.000%, (US0003M + 4.000%), 11/21/2024	147,818	0.0
660,000	Milano Acquisition Corp Term Loan B, 4.241%, (US0003M + 4.000%), 08/13/2027	654,638	0.0
284,288	Nielsen Finance LLC 2020 USD Term Loan B5, 4.750%, (US0001M + 3.750%), 06/04/2025	284,288	0.0
630,542	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/2025	609,720	0.0
866,758	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.397%, (US0001M + 3.250%), 05/01/2025	840,213	0.0
1,992,673	Red Ventures, LLC 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 11/08/2024	1,915,871	0.1
389,722	Renaissance Learning, Inc. 2018 Add On Term Loan, 3.397%, (US0001M + 3.250%), 05/30/2025	377,056	0.0
891,787	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0006M + 5.500%), 12/20/2024	849,427	0.1

See Accompanying Notes to Financial Statements

123

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

873,332	Solera Holdings, Inc. USD Term Loan B, 2.938%, (US0002M + 2.750%), 03/03/2023	856,645	0.1
795,500	Staples, Inc. 7 Year Term Loan, 5.251%, (US0003M + 5.000%), 04/16/2026	738,678	0.0
362,582	SurveyMonkey Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 10/10/2025	361,223	0.0
787,128	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.253%, (US0003M + 4.000%), 08/20/2025	709,891	0.0
857,336	Verra Mobility Corporation 2020 Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/2025	841,261	0.1
1,249,960	Verscend Holding Corp. 2018 Term Loan B, 4.647%, (US0001M + 4.500%), 08/27/2025	1,243,189	0.1
358,200	VS Buyer, LLC Term Loan B, 3.397%, (US0001M + 3.250%), 02/28/2027	353,275	0.0
887,821	West Corporation 2017 Term Loan, 5.000%, (US0001M + 4.000%), 10/10/2024	812,040	0.0
434,328	West Corporation 2018 Term Loan B1, 4.500%, (US0001M + 3.500%), 10/10/2024	393,881	0.0
366,934	Yak Access, LLC 2018 1st Lien Term Loan B, 5.223%, (US0003M + 5.000%), 07/11/2025	317,398	0.0
		22,228,810	0.9

	Cable & Satellite Television: 0.4%
2,778,548	CSC Holdings, LLC 2019 Term Loan B5, 2.652%, (US0001M + 2.500%), 04/15/2027	2,701,444	0.1
1,224,191	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.500%), 02/01/2024	1,218,899	0.1
307,199	Radiate Holdco, LLC 2020 Term Loan, 3.734%, (US0003M + 3.500%), 09/11/2026	302,422	0.0
1,094,869	Telesat Canada Term Loan B5, 2.900%, (US0001M + 2.750%), 12/07/2026	1,062,022	0.0
860,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.402%, (US0001M + 2.250%), 04/30/2028	830,545	0.0
252,500	UPC Broadband Holding B.V. 2020 USD Term Loan B1, 3.741%, (US0003M + 3.500%), 01/31/2029	245,304	0.0
252,500	UPC Broadband Holding B.V. 2020 USD Term Loan B2, 3.734%, (US0003M + 3.500%), 01/31/2029	245,304	0.0
1,899,808	Virgin Media Bristol LLC USD Term Loan N, 2.652%, (US0001M + 2.500%), 01/31/2028	1,849,938	0.1
1,237,862	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/2023	1,222,646	0.1
		9,678,524	0.4

	Chemicals & Plastics: 0.3%
833,940	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/2024	822,473	0.0
416,022	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/2025	411,861	0.0
250,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 6.000%, (US0003M + 5.000%), 09/06/2024	250,625	0.0
382,691	Diamond (BC) B.V. USD Term Loan, 3.261%, (US0003M + 3.000%), 09/06/2024	359,132	0.0
255,000	Emerald Performance Materials, LLC 2020 Term Loan B, 5.000%, (US0001M + 4.000%), 08/12/2025	254,442	0.0
1,047,377	Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/2024	1,030,357	0.1
389,608	Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.905%, (US0001M + 4.750%), 10/15/2025	375,972	0.0
900,000	PQ Corporation 2020 USD Incremental Term Loan B, 4.000%, (US0003M + 3.000%), 02/07/2027	898,650	0.0
1,082,220	Starfruit Finco B.V 2018 USD Term Loan B, 3.151%, (US0001M + 3.000%), 10/01/2025	1,049,753	0.1
1,994,013	Tronox Finance LLC Term Loan B, 3.177%, (US0001M + 3.000%), 09/23/2024	1,969,088	0.1

See Accompanying Notes to Financial Statements

124

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

250,000		Univar Inc. 2017 USD Term Loan B, 2.397%, (US0001M + 2.250%), 07/01/2024	247,188	0.0
192,916		Univar Inc. 2019 USD Term Loan B5, 2.147%, (US0001M + 2.000%), 07/01/2026	188,816	0.0
			7,858,357	0.3

		Consumer, Cyclical: 0.0%
721,455	(3),(4)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.734%, (US0003M + 3.500%), 05/30/2025	60,422	0.0
400,000		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/2027	407,281	0.0
			467,703	0.0

		Consumer, Non-cyclical: 0.0%
247,890		Lifescan Global Corporation 2018 1st Lien Term Loan, 7.175%, (US0006M + 6.000%), 10/01/2024	234,876	0.0
214,823		Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 7.156%, (US0001M + 7.000%), 02/28/2025	207,103	0.0
			441,979	0.0

		Containers & Glass Products: 0.5%
2,879,203		Berry Global, Inc. Term Loan Y, 2.156%, (US0001M + 2.000%), 07/01/2026	2,797,425	0.1
1,023,479		BWAY Holding Company 2017 Term Loan B, 3.523%, (US0003M + 3.250%), 04/03/2024	968,786	0.0
873,016		Charter NEX US, Inc. Incremental Term Loan, 3.397%, (US0001M + 3.250%), 05/16/2024	854,028	0.0
993,939		Consolidated Container Company LLC 2017 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 05/22/2024	985,656	0.1
556,699		Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 12/29/2023	544,730	0.0
1,268,888		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 3.546%, (US0003M + 3.250%), 06/29/2025	1,234,787	0.1
265,000		Graham Packaging Company Inc. Term Loan, 4.500%, (US0001M + 3.750%), 08/04/2027	264,068	0.0
434,715		Plastipak Packaging, Inc. 2018 Term Loan B, 2.650%, (US0001M + 2.500%), 10/14/2024	429,643	0.0
285,000		Plaze, Inc. 2020 Incremental Term Loan, 5.250%, (US0001M + 4.250%), 08/03/2026	281,438	0.0
902,093		Reynolds Consumer Products LLC Term Loan, 1.896%, (US0001M + 1.750%), 02/04/2027	891,592	0.0
545,000		Reynolds Group Holdings Inc. 2020 Term Loan, 3.484%, (US0003M + 3.250%), 02/03/2026	537,506	0.0
1,964,664		Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.979%, (PRIME + 2.750%), 02/05/2023	1,948,701	0.1
638,189		Ring Container Technologies Group, LLC 1st Lien Term Loan, 2.896%, (US0001M + 2.750%), 10/31/2024	623,830	0.0
160,000		Tosca Services, LLC 2020 Term Loan B, 5.250%, (US0001M + 4.250%), 07/28/2027	160,250	0.0
1,010,558		TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0003M + 3.750%), 11/30/2023	1,002,557	0.1
			13,524,997	0.5

		Cosmetics/Toiletries: 0.0%
373		Anastasia Parent, LLC 2018 Term Loan B, 3.970%, (US0003M + 3.750%), 08/11/2025	164	0.0
915,699		Wellness Merger Sub, Inc. 1st Lien Term Loan, 4.256%, (US0003M + 4.000%), 06/30/2024	900,247	0.0
			900,411	0.0

		Drugs: 0.1%
997,423		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0003M + 4.250%), 04/29/2024	955,923	0.0
1,038,362		Horizon Therapeutics USA Inc Term Loan B, 2.188%, (US0001M + 2.000%), 05/22/2026	1,031,223	0.1
			1,987,146	0.1

See Accompanying Notes to Financial Statements

125

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

	Ecological Services & Equipment: 0.0%
840,466	GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0001M + 3.000%), 05/30/2025	837,982	0.0

	Electronics/Electrical: 1.4%
150,000	Allegro Microsystems, Inc. Term Loan, 4.984%, (US0003M + 4.750%), 09/24/2027	149,812	0.0
1,275,602	Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 02/12/2025	1,264,121	0.1
936,994	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.397%, (US0001M + 4.250%), 10/02/2025	912,047	0.1
390,089	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.147%, (US0001M + 4.000%), 04/18/2025	385,823	0.0
688,991	By Crown Parent, LLC Term Loan B1, 4.000%, (US0001M + 3.000%), 01/31/2026	682,963	0.0
389,891	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 08/29/2025	351,487	0.0
426,217	Cohu, Inc. 2018 Term Loan B, 3.147%, (US0001M + 3.000%), 10/01/2025	411,300	0.0
580,000	Cornerstone OnDemand, Inc. Term Loan B, 4.406%, (US0001M + 4.250%), 04/22/2027	579,819	0.0
840,000	Epicor Software Corporation 2020 Term Loan, 5.250%, (US0001M + 4.250%), 07/30/2027	838,005	0.0
155,316	Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0001M + 4.250%), 09/27/2024	154,442	0.0
635,072	GlobalFoundries Inc USD Term Loan B, 5.000%, (US0003M + 4.750%), 06/05/2026	635,072	0.0
703,238	Go Daddy Operating Company, LLC 2020 Term Loan B3, 2.646%, (US0001M + 2.500%), 08/10/2027	694,447	0.0
1,045,393	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 3.397%, (US0001M + 3.250%), 12/01/2023	1,041,006	0.1
341,764	Helios Software Holdings, Inc. USD Term Loan, 4.519%, (US0003M + 4.250%), 10/24/2025	337,385	0.0
1,411,604	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/2024	1,406,310	0.1
708,430	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/2026	698,836	0.0
1,054,700	Informatica LLC, 2020 USD Term Loan B, 3.397%, (US0001M + 3.250%), 02/25/2027	1,031,848	0.1
710,000	LogMeIn, Inc. Term Loan B, 4.906%, (US0003M + 4.750%), 08/14/2027	687,516	0.0
153,198	MA FinanceCo., LLC USD Term Loan B3, 2.647%, (US0001M + 2.500%), 06/21/2024	146,916	0.0
2,621,267	McAfee, LLC 2018 USD Term Loan B, 3.896%, (US0001M + 3.750%), 09/30/2024	2,605,293	0.1
2,106,268	MH Sub I, LLC 2017 1st Lien Term Loan, 3.647%, (US0001M + 3.500%), 09/13/2024	2,062,334	0.1
1,250,846	Project Boost Purchaser, LLC 2019 Term Loan B, 3.647%, (US0001M + 3.500%), 06/01/2026	1,219,575	0.1
416,922	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/2023	411,580	0.0
2,041,190	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 4.511%, (US0003M + 4.250%), 05/16/2025	2,003,769	0.1
2,007,896	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,975,894	0.1
485,000	Redstone Buyer LLC Term Loan, 6.000%, (US0003M + 5.000%), 09/01/2027	483,484	0.0
486,860	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/2022	438,904	0.0
1,063,151	Rocket Software, Inc. 2018 Term Loan, 4.397%, (US0001M + 4.250%), 11/28/2025	1,044,737	0.1

See Accompanying Notes to Financial Statements

126

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,034,581	Seattle Spinco, Inc. USD Term Loan B3, 2.647%, (US0001M + 2.500%), 06/21/2024	992,227	0.1
37,994	SkillSoft Corporation 2020 First Out Rolled Up Exit TL, 8.500%, (US0003M + 7.500%), 12/27/2024	38,374	0.0
117,664	SkillSoft Corporation 2020 Take Back 2nd Out Term Loan, 8.500%, (US0003M + 7.500%), 04/27/2025	116,488	0.0
2,473,905	SolarWinds Holdings, Inc. 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 02/05/2024	2,434,322	0.1
382,534	SonicWall US Holdings Inc. 1st Lien Term Loan, 3.753%, (US0003M + 3.500%), 05/16/2025	371,058	0.0
208,017	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.897%, (US0001M + 1.750%), 04/16/2025	201,950	0.0
302,174	SS&C Technologies Inc. 2018 Term Loan B3, 1.897%, (US0001M + 1.750%), 04/16/2025	293,361	0.0
832,012	Surf Holdings, LLC USD Term Loan, 3.750%, (US0003M + 3.500%), 03/05/2027	815,075	0.0
535,000	Tech Data Corporation ABL Term Loan, 3.645%, (US0001M + 3.500%), 06/30/2025	536,783	0.0
343,120	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 5.220%, (US0003M + 5.000%), 05/29/2026	217,023	0.0
99,455	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 8.000%, (US0003M + 7.000%), 02/28/2025	95,881	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 2.655%, (US0001M + 2.500%), 09/28/2024	582,558	0.0
105,000	Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.750%, (US0003M + 4.000%), 05/04/2026	104,844	0.0
850,755	Ultimate Software Group Inc(The) Term Loan B, 3.897%, (US0001M + 3.750%), 05/04/2026	845,239	0.1
665,000	Veritas US Inc. 2020 USD Term Loan B, 6.500%, (US0003M + 5.500%), 09/01/2025	651,035	0.0
140,845	Web.com Group, Inc. 2018 Term Loan B, 3.901%, (US0001M + 3.750%), 10/10/2025	136,209	0.0
794,938	Xperi Corporation 2020 Term Loan B, 4.147%, (US0001M + 4.000%), 06/01/2025	776,555	0.0
		33,863,707	1.4

	Financial: 0.0%
929,162	Blucora, Inc. 2017 Term Loan B, 5.000%, (US0003M + 4.000%), 05/22/2024	915,224	0.0

	Financial Intermediaries: 0.3%
1,371,490	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 06/15/2025	1,299,772	0.1
745,368	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.406%, (US0001M + 2.250%), 04/23/2026	715,553	0.0
687,150	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.897%, (US0001M + 2.750%), 08/21/2025	664,531	0.0
518,700	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/2027	516,809	0.0
2,126,959	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.145%, (US0001M + 3.000%), 07/21/2025	2,057,301	0.1
1,011,322	First Eagle Holdings, Inc. 2020 Term Loan B, 2.720%, (US0003M + 2.500%), 02/01/2027	990,084	0.0
1,020,087	Focus Financial Partners, LLC 2020 Term Loan, 2.147%, (US0001M + 2.000%), 07/03/2024	995,542	0.1
639,926	Victory Capital Holdings, Inc. 2020 Term Loan B, 2.799%, (US0003M + 2.500%), 07/01/2026	631,926	0.0
		7,871,518	0.3

	Food Products: 0.2%
497,468	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.651%, (US0001M + 3.500%), 10/01/2025	494,981	0.0

See Accompanying Notes to Financial Statements

127

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

202,222	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/2024	202,980	0.0
949,922	B&G Foods, Inc. 2019 Term Loan B4, 2.647%, (US0001M + 2.500%), 10/10/2026	949,477	0.0
882,130	CHG PPC Parent LLC 2018 Term Loan B, 2.896%, (US0001M + 2.750%), 03/31/2025	851,256	0.0
635,000	Froneri International PLC 2020 USD Term Loan, 2.397%, (US0001M + 2.250%), 01/31/2027	613,073	0.0
1,036,300	IRB Holding Corp 2020 Term Loan B, 3.750%, (US0006M + 2.750%), 02/05/2025	992,149	0.1
1,034,535	Sigma Bidco B.V. 2018 USD Term Loan B, 3.369%, (US0006M + 3.000%), 07/02/2025	1,012,551	0.1
		5,116,467	0.2

	Food Service: 0.2%
993,737	1011778 B.C. Unlimited Liability Company Term Loan B4, 1.897%, (US0001M + 1.750%), 11/19/2026	957,093	0.0
2,046,498	Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0001M + 2.500%), 10/04/2023	1,843,895	0.1
1,150,258	Hearthside Food Solutions, LLC 2018 Term Loan B, 3.834%, (US0001M + 3.688%), 05/23/2025	1,123,299	0.1
1,029,597	US Foods, Inc. 2019 Term Loan B, 2.750%, (US0001M + 2.000%), 09/13/2026	989,217	0.0
1,000,000	Welbilt, Inc. 2018 Term Loan B, 2.647%, (US0001M + 2.500%), 10/23/2025	911,875	0.0
		5,825,379	0.2

	Food/Drug Retailers: 0.1%
1,131,112	EG Finco Limited 2018 USD Term Loan, 4.220%, (US0003M + 4.000%), 02/07/2025	1,106,134	0.1
37,458	Moran Foods, LLC 2020 2nd Lien Term Loan, 11.750%, (US0003M + 10.750%), 10/01/2024	34,087	0.0
29,382	Moran Foods, LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/2024	29,382	0.0
221,506	Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/2024	211,816	0.0
697,497	United Natural Foods, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 10/22/2025	682,364	0.0
		2,063,783	0.1

	Forest Products: 0.1%
1,065,487	LABL, Inc. 2019 USD Term Loan, 4.647%, (US0001M + 4.500%), 07/01/2026	1,060,426	0.1

	Health Care: 0.9%
643,332	Accelerated Health Systems, LLC Term Loan B, 3.651%, (US0001M + 3.500%), 10/31/2025	627,249	0.0
300,601	Agiliti Health, Inc Term Loan, 3.187%, (US0001M + 3.000%), 01/04/2026	293,086	0.0
639,362	Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/2024	563,118	0.0
2,889,518	Bausch Health Companies, Inc. 2018 Term Loan B, 3.151%, (US0001M + 3.000%), 06/02/2025	2,837,747	0.1
815,723	Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0003M + 2.500%), 03/01/2024	800,874	0.0
250,266	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.000%, (US0006M + 3.000%), 06/07/2023	246,486	0.0
124,688	Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0003M + 4.000%), 01/08/2027	123,545	0.0
1,768,053	DaVita, Inc. 2020 Term Loan B, 1.897%, (US0001M + 1.750%), 08/12/2026	1,740,981	0.1
391,691	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/2025	371,617	0.0
1,223,068	Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.897%, (US0001M + 3.750%), 10/10/2025	882,137	0.0
874,299	ExamWorks Group, Inc. 2017 Term Loan, 4.250%, (US0003M + 3.250%), 07/27/2023	870,474	0.0

See Accompanying Notes to Financial Statements

128

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

289,975	Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/2025	281,155	0.0
532,369	Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/2022	531,205	0.0
245,000	Global Medical Response, Inc. 2020 Term Loan B, 5.001%, (US0003M + 4.750%), 09/24/2025	239,998	0.0
595,560	GoodRx, Inc. 1st Lien Term Loan, 2.897%, (US0001M + 2.750%), 10/10/2025	585,975	0.0
260,000	Helix Acquisition Holdings, Inc. 2020 Term Loan, 4.751%, (US0003M + 4.500%), 09/03/2027	256,100	0.0
828,381	Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/2025	824,800	0.0
1,071,151	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/2022	1,068,838	0.1
1,012,266	Medical Solutions L.L.C. 2017 Term Loan, 5.500%, (US0006M + 4.500%), 06/14/2024	979,367	0.0
1,599,168	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/2023	1,575,609	0.1
1,321,589	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.406%, (US0001M + 3.250%), 06/30/2025	1,269,276	0.1
25,931	Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 4.000%), 03/31/2027	25,587	0.0
317,473	Pathway Vet Alliance LLC 2020 Term Loan, 4.147%, (US0001M + 4.000%), 03/31/2027	313,257	0.0
1,038,273	Phoenix Guarantor Inc 2020 Term Loan B, 3.401%, (US0001M + 3.250%), 03/05/2026	1,015,777	0.1
619,100	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.897%, (US0001M + 3.750%), 11/17/2025	602,720	0.0
1,344,169	Select Medical Corporation 2017 Term Loan B, 2.780%, (US0006M + 2.500%), 03/06/2025	1,313,715	0.1
1,013,650	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0003M + 4.500%), 12/11/2026	1,011,116	0.1
992,443	Vizient, Inc. 2020 Term Loan B6, 2.147%, (US0001M + 2.000%), 05/06/2026	975,076	0.0
1,028,211	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0001M + 3.000%), 12/02/2024	1,027,086	0.1
		23,253,971	0.9

	Home Furnishings: 0.0%
607,606	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/2026	602,886	0.0

	Industrial: 0.0%
1,003,239	NCI Building Systems, Inc. 2018 Term Loan, 3.901%, (US0001M + 3.750%), 04/12/2025	990,698	0.0

	Industrial Equipment: 0.2%
847,966	APi Group DE, Inc. Term Loan B, 2.647%, (US0001M + 2.500%), 10/01/2026	832,066	0.0
377,822	EWT Holdings III Corp. 2020 Term Loan, 2.897%, (US0001M + 2.750%), 12/20/2024	373,454	0.0
956,338	Filtration Group Corporation 2018 1st Lien Term Loan, 3.147%, (US0001M + 3.000%), 03/29/2025	940,399	0.1
271,647	Gardner Denver, Inc. 2020 USD Term Loan B2, 1.897%, (US0001M + 1.750%), 03/01/2027	263,328	0.0
997,500	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/01/2027	985,447	0.1
440,416	Granite Holdings US Acquisition Co. Term Loan B, 5.470%, (US0003M + 5.250%), 09/30/2026	418,395	0.0
473,812	Ingersoll-Rand Services Company 2020 USD Spinco Term Loan, 3.201%, (US0003M + 1.750%), 02/05/2027	459,302	0.0

See Accompanying Notes to Financial Statements

129

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

686,393	Kenan Advantage Group, Inc. 2015 Term Loan, 4.000%, (US0001M + 3.000%), 07/31/2022	661,940	0.0
174,779	Kenan Advantage Group, Inc. CAD Term Loan B, 4.000%, (US0001M + 3.000%), 07/31/2022	168,553	0.0
179,550	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/2027	171,470	0.0
580,000	Vertical Midco GmbH USD Term Loan B, 4.570%, (US0003M + 4.250%), 07/30/2027	576,427	0.0
		5,850,781	0.2

	Insurance: 0.7%
887,194	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/2025	874,625	0.0
2,449,531	Acrisure, LLC 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/15/2027	2,372,545	0.1
824,869	Alera Group Holdings, Inc. 2018 Term Loan B, 4.269%, (US0006M + 4.000%), 08/01/2025	812,840	0.0
1,286,462	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.897%, (US0001M + 2.750%), 05/09/2025	1,251,808	0.1
1,866,051	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/2024	1,854,001	0.1
497,500	AssuredPartners Capital, Inc. 2020 Incremental Term Loan B, 4.802%, (US0003M + 4.500%), 02/12/2027	497,500	0.0
1,077,814	AssuredPartners, Inc. 2020 Term Loan B, 3.647%, (US0001M + 3.500%), 02/12/2027	1,048,443	0.0
379,343	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/2024	377,288	0.0
1,937,703	Hub International Limited 2018 Term Loan B, 3.264%, (US0003M + 3.000%), 04/25/2025	1,875,697	0.1
1,827,087	NFP Corp. 2020 Term Loan, 3.397%, (US0001M + 3.250%), 02/15/2027	1,754,574	0.1
335,000	Ryan Specialty Group, LLC Term Loan, 4.000%, (US0001M + 3.250%), 09/01/2027	333,325	0.0
2,099,024	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.397%, (US0001M + 3.250%), 12/31/2025	2,030,430	0.1
1,611,975	USI, Inc. 2017 Repriced Term Loan, 3.220%, (US0003M + 3.000%), 05/16/2024	1,562,608	0.1
		16,645,684	0.7

	Leisure Good/Activities/Movies: 0.3%
287,293	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000%), 06/17/2021	244,918	0.0
252,433	24 Hour Fitness Worldwide, Inc. 2020 DIP Roll-up Term Loan, 11.000%, (US0003M + 10.000%), 06/17/2021	215,199	0.0
936,188	AMC Entertainment Holdings Inc. 2019 Term Loan B, 3.220%, (US0003M + 3.000%), 04/22/2026	606,181	0.0
997,462	Bombardier Recreational Products, Inc. 2020 Term Loan, 2.147%, (US0001M + 2.000%), 05/24/2027	969,141	0.1
788,264	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 2.970%, (US0003M + 2.750%), 09/18/2024	679,467	0.0
806	Crown Finance US, Inc. 2018 USD Term Loan, 2.519%, (US0006M + 2.250%), 02/28/2025	550	0.0
957	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 03/08/2024	744	0.0
1,003,941	Fitness International, LLC 2018 Term Loan B, 4.250%, (US0003M + 3.250%), 04/18/2025	623,447	0.0
458,904	Fluidra S.A. USD Term Loan B, 2.147%, (US0001M + 2.000%), 07/02/2025	448,005	0.0
287,892	GVC Holdings (Gibraltar) Limited 2020 USD Term Loan B3, 2.470%, (US0006M + 2.250%), 03/29/2024	283,934	0.0
981,676	Intrawest Resorts Holdings, Inc. Term Loan B1, 2.897%, (US0001M + 2.750%), 07/31/2024	952,226	0.1

See Accompanying Notes to Financial Statements

130

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

765,188		Playtika Holding Corp Term Loan B, 7.000%, (US0006M + 6.000%), 12/10/2024	767,961	0.0
697,892		SRAM, LLC 2018 Term Loan B, 3.779%, (US0006M + 2.750%), 03/15/2024	697,892	0.0
1,450,001		Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750%), 02/01/2026	1,444,111	0.1
392,359		WeddingWire, Inc. 1st Lien Term Loan, 4.647%, (US0001M + 4.500%), 12/19/2025	376,665	0.0
			8,310,441	0.3

		Lodging & Casinos: 0.4%
682,876		Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 5.573%, (US0001M + 3.750%), 02/02/2026	614,588	0.0
515,000		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/2024	515,242	0.0
1,532,721		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.897%, (US0001M + 2.750%), 12/23/2024	1,440,544	0.1
665,000		Caesars Resort Collection, LLC 2020 Term Loan B1, 4.688%, (US0001M + 4.500%), 07/21/2025	645,525	0.0
921,794		Everi Payments Inc. Term Loan B, 3.750%, (US0001M + 2.750%), 05/09/2024	896,279	0.0
880,899		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/2024	851,169	0.0
1,634,194		PCI Gaming Authority Term Loan, 2.647%, (US0001M + 2.500%), 05/29/2026	1,592,931	0.1
1,561,104		Scientific Games International, Inc. 2018 Term Loan B5, 3.471%, (US0006M + 2.750%), 08/14/2024	1,476,609	0.1
1,521,671		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.720%, (US0003M + 3.500%), 07/10/2025	1,523,890	0.1
713,673		Station Casinos LLC 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 02/08/2027	683,788	0.0
			10,240,565	0.4

		Nonferrous Metals/Minerals: 0.1%
1,061,346	(3),(4)	Covia Holdings Corporation Term Loan, 6.234%, (US0003M + 6.000%), 06/01/2025	785,396	0.1
293,710		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/2025	249,213	0.0
			1,034,609	0.1

		Oil & Gas: 0.0%
689,384		Lower Cadence Holdings LLC Term Loan B, 4.147%, (US0001M + 4.000%), 05/22/2026	639,404	0.0

		Publishing: 0.1%
160,000		Alchemy Copyrights, LLC Term Loan B, 4.000%, (US0001M + 3.250%), 08/16/2027	160,000	0.0
914,873		Meredith Corporation 2020 Term Loan B2, 2.647%, (US0001M + 2.500%), 01/31/2025	885,466	0.1
			1,045,466	0.1

		Radio & Television: 0.5%
874,273		Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.761%, (US0003M + 3.500%), 08/21/2026	799,960	0.0
997,481		Cumulus Media New Holdings Inc. Term Loan B, 4.750%, (US0003M + 3.750%), 03/31/2026	947,607	0.0
1,639,042		Diamond Sports Group, LLC Term Loan, 3.400%, (US0001M + 3.250%), 08/24/2026	1,278,453	0.1
855,577		Entercom Media Corp. 2019 Term Loan, 2.649%, (US0001M + 2.500%), 11/18/2024	808,877	0.0
841,128		iHeartCommunications, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 05/01/2026	799,913	0.0
1,377,552		NASCAR Holdings, Inc Term Loan B, 2.895%, (US0001M + 2.750%), 10/19/2026	1,352,068	0.1
2,330,057		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.905%, (US0001M + 2.750%), 09/18/2026	2,286,368	0.1
2,518,334		Sinclair Television Group Inc. Term Loan B2B, 2.647%, (US0001M + 2.500%), 09/30/2026	2,466,078	0.1
1,527,428		Terrier Media Buyer, Inc. Term Loan B, 4.397%, (US0001M + 4.250%), 12/17/2026	1,493,442	0.1

See Accompanying Notes to Financial Statements

131

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

570,102		Univision Communications Inc. 2020 Term Loan B, 4.750%, (US0001M + 3.750%), 03/13/2026	550,291	0.0
545,856		Univision Communications Inc. Term Loan C5, 3.750%, (US0001M + 2.750%), 03/15/2024	526,888	0.0
			13,309,945	0.5

		Retailers (Except Food & Drug): 0.2%
780,972		Bass Pro Group, LLC Term Loan B, 5.750%, (US0003M + 5.000%), 09/25/2024	776,432	0.0
1,248,708		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.151%, (US0001M + 2.000%), 02/03/2024	1,229,197	0.1
250,313		Harbor Freight Tools USA, Inc. 2018 Term Loan B, 3.250%, (US0001M + 2.500%), 08/18/2023	247,262	0.0
1,319,323		Leslies Poolmart, Inc. 2016 Term Loan, 3.647%, (US0001M + 3.500%), 08/16/2023	1,298,472	0.1
863,854	(3)	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.250%, (US0001M + 3.250%), 04/09/2025	269,235	0.0
			3,820,598	0.2

		Surface Transport: 0.1%
1,129,692		Navistar International Corporation 2017 1st Lien Term Loan B, 3.660%, (US0001M + 3.500%), 11/06/2024	1,123,514	0.1
1,017,498		PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/2024	998,844	0.0
279,730		Savage Enterprises LLC 2020 Term Loan B, 3.160%, (US0001M + 3.000%), 08/01/2025	278,332	0.0
1,000,000		XPO Logistics, Inc. 2019 Term Loan B1, 2.650%, (US0001M + 2.500%), 02/24/2025	991,806	0.0
			3,392,496	0.1

		Technology: 0.1%
2,088,601		Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/2024	1,962,763	0.1

		Telecommunications: 1.0%
1,782,879		Altice Financing SA USD 2017 1st Lien Term Loan, 2.895%, (US0001M + 2.750%), 01/31/2026	1,689,278	0.1
2,726,404		Altice France S.A. USD Term Loan B11, 2.897%, (US0001M + 2.750%), 07/31/2025	2,604,397	0.1
1,707,237		Asurion LLC 2018 Term Loan B6, 3.147%, (US0001M + 3.000%), 11/03/2023	1,684,220	0.1
3,937,737		Asurion LLC 2018 Term Loan B7, 3.147%, (US0001M + 3.000%), 11/03/2024	3,877,966	0.2
1,206,004		Avaya, Inc. 2018 Term Loan B, 4.401%, (US0001M + 4.250%), 12/15/2024	1,197,210	0.1
160,000		Cablevision Lightpath LLC Term Loan B, 3.484%, (US0003M + 3.250%), 09/16/2027	159,100	0.0
3,113,353		CenturyLink, Inc. 2020 Term Loan B, 2.397%, (US0001M + 2.250%), 03/15/2027	2,996,880	0.1
1,294,413		CommScope, Inc. 2019 Term Loan B, 3.397%, (US0001M + 3.250%), 04/06/2026	1,264,479	0.1
468,825		Connect Finco Sarl Term Loan B, 4.647%, (US0001M + 4.500%), 12/11/2026	455,639	0.0
207,089		Consolidated Communications, Inc. 2016 Term Loan B, 4.000%, (US0001M + 3.000%), 10/04/2023	205,821	0.0
545,000		Consolidated Communications, Inc. 2020 Term Loan B, 4.984%, (US0003M + 4.750%), 10/17/2027	536,825	0.0
421,288		Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.397%, (US0001M + 4.250%), 11/29/2025	368,311	0.0
120,000		Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.397%, (US0001M + 8.250%), 11/29/2026	84,150	0.0
979,906		GTT Communications, Inc. 2018 USD Term Loan B, 2.970%, (US0003M + 2.750%), 05/31/2025	848,231	0.0
467,650		Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/2026	467,650	0.0
1,381,488		Level 3 Financing Inc. 2019 Term Loan B, 1.897%, (US0001M + 1.750%), 03/01/2027	1,339,796	0.1
360,000		Northwest Fiber, LLC Term Loan B, 5.656%, (US0001M + 5.500%), 05/21/2027	360,450	0.0

See Accompanying Notes to Financial Statements

132

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,142,138		T-Mobile USA, Inc. 2020 Term Loan, 3.147%, (US0001M + 3.000%), 04/01/2027	1,142,647	0.0
1,307,542		Zayo Group Holdings, Inc. USD Term Loan, 3.147%, (US0001M + 3.000%), 03/09/2027	1,271,961	0.1
1,045,000		Ziggo Financing Partnership USD Term Loan I, 2.652%, (US0001M + 2.500%), 04/30/2028	1,010,022	0.0
			23,565,033	1.0

		Utilities: 0.1%
604,047		Calpine Construction Finance Company, L.P. 2017 Term Loan B, 2.147%, (US0001M + 2.000%), 01/15/2025	586,429	0.0
1,979,997		Calpine Corporation 2019 Term Loan B10, 2.147%, (US0001M + 2.000%), 08/12/2026	1,928,729	0.1
463,598		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/2024	456,209	0.0
368,847		Sabre Industries, Inc. 2019 Term Loan B, 3.401%, (US0001M + 3.250%), 04/15/2026	365,620	0.0
			3,336,987	0.1

	Total Bank Loans
	(Cost $271,256,955)		262,484,922	10.5

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bonds: 0.0%
6,000		0.625%,08/15/2030	5,966	0.0

		U.S. Treasury Notes: 0.1%
2,428,000		0.375%,09/30/2027	2,411,876	0.1

	Total U.S. Treasury Obligations
	(Cost $2,421,451)		2,417,842	0.1

CONVERTIBLE BONDS/NOTES: 0.0%
		Communications: 0.0%
210,000		DISH Network Corp., 3.375%, 08/15/2026	193,304	0.0

	Total Convertible Bonds/Notes
	(Cost $205,803)		193,304	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Uniform Mortgage-Backed Securities: 0.0%
5,842		5.500%,10/01/2039	6,743	0.0

	Total U.S. Government Agency Obligations
	(Cost $6,298)		6,743	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		Consumer Staples: –%
2,038	(11)	Save-A-Lot, Inc. / Moran Foods	–	–

		Information Technology: 0.0%
1,102	(11),(12)	SkillSoft Corp.	165,300	0.0

	Total Common Stock
	(Cost $159,790)		165,300	0.0

			Value	Percentage of Net Assets
PURCHASED OPTIONS (13): 0.0%
	Total Purchased Options
	(Cost $2,839,133)		1,648,796	0.0

	Total Long-Term Investments
	(Cost $2,484,108,209)		2,448,060,091	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 0.3%
445,955	(14)	Bank of Montreal, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $445,956, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $454,874, due 10/01/47-09/01/50)	445,955	0.0
1,504,334	(14)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,534,421, due 11/27/20-11/01/59)	1,504,334	0.1

See Accompanying Notes to Financial Statements

133

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

1,504,334	(14)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,504,338, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,534,421, due 11/15/20-03/01/52)	1,504,334	0.1
1,504,334	(14)	HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.07%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,534,421, due 11/15/25-10/20/49)	1,504,334	0.0
1,504,334	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,504,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,534,421, due 10/27/20-07/15/61)	1,504,334	0.1

	Total Repurchase Agreements
	(Cost $6,463,291)		6,463,291	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
3,414,216	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,414,216	0.1
31,625,000	(15)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	31,625,000	1.3
	Total Mutual Funds
	(Cost $35,039,216)		35,039,216	1.4

	Total Short-Term Investments
	(Cost $41,502,507)		41,502,507	1.7

	Total Investments in Securities (Cost $2,525,610,716)		$ 2,489,562,598	99.4

Assets in Excess of Other Liabilities	15,463,449	0.6
Net Assets	$ 2,505,026,047	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2020.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents or includes a TBA transaction.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2020.
(11)	Non-income producing security.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of September 30, 2020.

See Accompanying Notes to Financial Statements

134

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2020 (Unaudited) (Continued)

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	EU Euro
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

135

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 9, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 9, 2020